                 ----------------------------------------------

                                   PROSPECTUS
                                  MAY 2, 2005
                 ----------------------------------------------

                            SUNAMERICA SERIES TRUST

                                (CLASS 1 SHARES)

                  --    Cash Management Portfolio
                  --    Corporate Bond Portfolio
                  --    Global Bond Portfolio
                  --    High-Yield Bond Portfolio
                  --    Worldwide High Income Portfolio
                  --    SunAmerica Balanced Portfolio
                  --    Telecom Utility Portfolio
                  --    Equity Income Portfolio
                  --    Equity Index Portfolio
                  --    Growth-Income Portfolio
                  --    Federated American Leaders Portfolio
                  --    Davis Venture Value Portfolio
                  --    "Dogs" of Wall Street Portfolio
                  --    Alliance Growth Portfolio
                  --    Putnam Growth: Voyager Portfolio
                  --    Real Estate Portfolio
                  --    Small Company Value Portfolio
                  --    Aggressive Growth Portfolio
                  --    International Growth and Income Portfolio
                  --    Global Equities Portfolio
                  --    International Diversified Equities Portfolio
                  --    Emerging Markets Portfolio

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
APPROVED OR DISAPPROVED THESE SECURITIES OR
PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

TRUST HIGHLIGHTS............................................      3

  Q&A.......................................................      3

EXPENSE SUMMARY.............................................     31

ACCOUNT INFORMATION.........................................     35

ADDITIONAL INFORMATION ABOUT THE "DOGS" OF WALL STREET......     38

MORE INFORMATION ABOUT THE PORTFOLIOS.......................     39

  Investment Strategies.....................................     39

GLOSSARY....................................................     46

  Investment Terminology....................................     46

  Risk Terminology..........................................     50

MANAGEMENT..................................................     53

  Information about the Investment Adviser and Manager......     53

  Information about the Subadvisers.........................     54

  Information about the Distributor.........................     55

  Portfolio Management......................................     56

  Custodian, Transfer and Dividend Paying Agent.............     69

FINANCIAL HIGHLIGHTS........................................     70

FOR MORE INFORMATION........................................     75

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                                TRUST HIGHLIGHTS
--------------------------------------------------------------------------------

The following questions and answers are designed to give you an overview of SunAmerica Series Trust (the "Trust") and to provide you with information about the Trust's thirty-two separate investment series, twenty-two of which are described in this Prospectus ("Portfolios"), and their investment goals and principal investment strategies. More detailed investment information is provided in the charts, under "More Information About the Portfolios," which begins on page 39, and the glossary that follows on page 46.


                             Q&A
FIXED INCOME PORTFOLIOS typically seek to provide high current income consistent with the preservation of capital by investing in fixed income securities.

YIELD is the annual dollar income received on an investment expressed as a percentage of the current or average price.

INCOME is interest payments from bonds or dividends from stocks.

TOTAL RETURN is a measure of performance which combines all elements of return including income and capital gain or loss; it represents the change in a value of an investment over a given period expressed as a percentage of the initial investment.

"HIGH QUALITY" INSTRUMENTS have a very strong capacity to pay interest and repay principal; they reflect the issuers' high creditworthiness and low risk of default.

"NET ASSETS" as referred to under "Principal Investment Strategy" takes into account borrowings for investment purposes.


Q:   WHAT ARE THE PORTFOLIOS' INVESTMENT GOALS AND PRINCIPAL INVESTMENT
     STRATEGIES?

A: Each Portfolio operates as a separate mutual fund, with its own investment goal and a principal investment strategy for pursuing it. A Portfolio's investment goal may be changed without shareholder approval, but you will be notified of any change. There can be no assurance that any Portfolio will meet its investment goal or that the net return on an investment will exceed what could have been obtained through other investment or savings vehicles.


-------------------------------------------------------------------------------------------------
                                     FIXED INCOME PORTFOLIOS
-------------------------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL             PRINCIPAL INVESTMENT STRATEGY
-------------------------------------------------------------------------------------------------
  Cash Management          high current yield         invests in a diversified selection of
  Portfolio                consistent with            money market instruments
                           liquidity and
                           preservation of capital
-------------------------------------------------------------------------------------------------
  Corporate Bond           high total return with     invests, under normal circumstances, at
  Portfolio                only moderate price risk   least 80% of net assets in fixed income
                                                      securities, but invests primarily in
                                                      investment grade fixed income
                                                      securities; may invest up to 35% in
                                                      fixed income securities rated below
                                                      investment grade
-------------------------------------------------------------------------------------------------
  Global Bond Portfolio    high total return,         invests, under normal circumstances, at
                           emphasizing current        least 80% of net assets in high quality
                           income and, to a lesser    fixed income securities of U.S. and
                           extent, capital            foreign issuers and transactions in
                           appreciation               foreign currencies
-------------------------------------------------------------------------------------------------
  High-Yield Bond          high current income and,   invests, under normal circumstances, at
  Portfolio                secondarily, capital       least 80% of net assets in intermediate
                           appreciation               and long-term corporate obligations,
                                                      emphasizing high-yield, high-risk fixed
                                                      income securities (junk bonds) with a
                                                      primary focus on "B" rated high-yield
                                                      bonds
-------------------------------------------------------------------------------------------------
  Worldwide High Income    high current income and,   invests, under normal circumstances, at
  Portfolio                secondarily, capital       least 80% of net assets in high income
                           appreciation               securities of issuers located
                                                      throughout the world
-------------------------------------------------------------------------------------------------

SunAmerica Series Trust

BALANCED PORTFOLIOS typically try to balance three different investment goals: capital appreciation, income and capital preservation by investing in a mixture of stocks, bonds and money market instruments.

CAPITAL APPRECIATION/GROWTH is an increase in the market value of securities held.

INDEX PORTFOLIOS typically are comprised of securities that make up or replicate a target index; the primary objective is to mirror the investment results of the index.

A "VALUE" PHILOSOPHY -- that of investing in securities that are believed to be undervalued in the market -- often reflects a contrarian approach in that the potential for superior relative performance is believed to be highest when fundamentally solid companies are out of favor. The selection criteria is generally calculated to identify stocks of companies with solid financial strength that have low price-earnings ratios and have generally been overlooked by the market, or companies undervalued within an industry or market capitalization category.



-----------------------------------------------------------------------------------------------
                                      BALANCED PORTFOLIO
-----------------------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL            PRINCIPAL INVESTMENT STRATEGY
-----------------------------------------------------------------------------------------------
  SunAmerica Balanced      conservation of            maintains at all times a balanced
  Portfolio                principal and capital      portfolio of stocks and bonds, with
                           appreciation               at least 25% invested in fixed income
                                                      securities
-----------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------
                                       EQUITY PORTFOLIOS
-----------------------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL            PRINCIPAL INVESTMENT STRATEGY
-----------------------------------------------------------------------------------------------
  Telecom Utility          high current income and    invests, under normal circumstances,
  Portfolio                moderate capital           at least 80% of net assets in equity
                           appreciation               and debt securities of utility
                                                      companies
-----------------------------------------------------------------------------------------------
  Equity Income            long-term capital          invests primarily in equity
  Portfolio                appreciation and income    securities of companies which the
                                                      Subadviser believes are characterized
                                                      by the ability to pay above-average
                                                      dividends, the ability to finance
                                                      expected growth and strong management
-----------------------------------------------------------------------------------------------
  Equity Index Portfolio   investment results that    invests, under normal circumstances,
                           correspond with the        at least 80% of net assets in common
                           performance of the         stocks included in the S&P 500(R)
                           Standard & Poor's 500(R)
                           Composite Stock Price
                           Index (S&P 500(R))
-----------------------------------------------------------------------------------------------
  Growth-Income            growth of capital and      invests primarily in common stocks or
  Portfolio                income                     securities that demonstrate the
                                                      potential for appreciation and/or
                                                      dividends
-----------------------------------------------------------------------------------------------
  Federated American       growth of capital and      invests primarily in the securities
  Leaders Portfolio        income                     of high quality companies
-----------------------------------------------------------------------------------------------
  Davis Venture Value      growth of capital          invests primarily in common stocks of
  Portfolio                                           companies with market capitalizations
                                                      of at least $10 billion
-----------------------------------------------------------------------------------------------
  "Dogs" of Wall Street    total return (including    invests in thirty high dividend
  Portfolio                capital appreciation and   yielding common stocks selected
                           current income)            annually from the Dow Jones
                                                      Industrial Average and the broader
                                                      market (see page 38 for additional
                                                      information about the investment
                                                      strategy for the "Dogs" of Wall
                                                      Street Portfolio)
-----------------------------------------------------------------------------------------------
  Alliance Growth          long-term growth of        invests primarily in equity
  Portfolio                capital                    securities of a limited number of
                                                      large, carefully selected, high
                                                      quality U.S. companies that are
                                                      judged likely to achieve superior
                                                      earnings
-----------------------------------------------------------------------------------------------
  Putnam Growth: Voyager   capital appreciation       invests primarily in common stocks of
  Portfolio                                           U.S. companies, with a focus on
                                                      growth stocks issued by companies the
                                                      Subadviser believes have
                                                      above-average growth potential and
                                                      whose earnings are likely to increase
                                                      over time
-----------------------------------------------------------------------------------------------

                                                         SunAmerica Series Trust

A "GROWTH" PHILOSOPHY -- that of investing in securities believed to offer the potential for capital appreciation -- focuses on securities of companies that are considered to have a historical record of above-average growth rate, significant growth potential, above-average earnings growth or value, the ability to sustain earnings growth, or that offer proven or unusual products or services, or operate in industries experiencing increasing demand.

MARKET CAPITALIZATION represents the total market value of the outstanding securities of a corporation.

INTERNATIONAL PORTFOLIOS typically seek capital appreciation by investing significantly in securities traded in markets outside the U.S.

AN "EMERGING MARKET" COUNTRY is generally a country with a low or middle income economy or that is in the early stages of its industrialization cycle.



-------------------------------------------------------------------------------------------------
                                        EQUITY PORTFOLIOS
-------------------------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL             PRINCIPAL INVESTMENT STRATEGY
-------------------------------------------------------------------------------------------------
  Real Estate Portfolio    total return through a     invests, under normal circumstances, at
                           combination of growth      least 80% of net assets in securities
                           and income                 of companies principally engaged in or
                                                      related to the real estate industry or
                                                      that own significant real estate assets
                                                      or that primarily invest in real estate
                                                      financial instruments
-------------------------------------------------------------------------------------------------
  Small Company Value      long-term growth of        invests, under normal circumstances, at
  Portfolio                capital                    least 80% of net assets in a broadly
                                                      diversified portfolio of equity
                                                      securities of small companies generally
                                                      with market capitalizations ranging
                                                      from approximately $39 million to $2.9
                                                      billion
-------------------------------------------------------------------------------------------------
  Aggressive Growth        capital appreciation       invests primarily in equity securities
  Portfolio                                           of high growth companies including
                                                      small and medium sized growth companies
                                                      with market capitalizations of $1.5
                                                      billion to $15 billion
-------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------
                                    INTERNATIONAL PORTFOLIOS
------------------------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL            PRINCIPAL INVESTMENT STRATEGY
------------------------------------------------------------------------------------------------
  International Growth     growth of capital and,     invests primarily in common stocks of
  and Income Portfolio     secondarily, current       companies outside the U.S. that the
                           income                     Subadviser considers undervalued by
                                                      the market and offers a potential for
                                                      income
------------------------------------------------------------------------------------------------
  Global Equities          long-term growth of        invests primarily in common stocks or
  Portfolio                capital                    securities with common stock
                                                      characteristics of U.S. and foreign
                                                      issuers that demonstrate the potential
                                                      for appreciation and engages in
                                                      transactions in foreign currencies;
                                                      under normal circumstances, at least
                                                      80% of net assets of the Portfolio
                                                      will be invested in equity securities
------------------------------------------------------------------------------------------------
  International            long-term capital          invests primarily (in accordance with
  Diversified Equities     appreciation               country and sector weightings
  Portfolio                                           determined by its Subadviser) in
                                                      securities of foreign issuers that, in
                                                      the aggregate, replicate broad country
                                                      and sector indices; under normal
                                                      circumstances at least 80% of net
                                                      assets of the Portfolio will be
                                                      invested in equity securities
------------------------------------------------------------------------------------------------
  Emerging Markets         long-term capital          invests, under normal circumstances,
  Portfolio                appreciation               at least 80% of net assets in common
                                                      stocks and other equity securities of
                                                      companies that its Subadviser believes
                                                      have above-average growth prospects
                                                      primarily in emerging markets outside
                                                      the U.S.
------------------------------------------------------------------------------------------------

SunAmerica Series Trust

Q:  WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS?

A: The following section describes the principal risks of each Portfolio, while the charts beginning on page 39 describe various additional risks.

    Risks of Investing in Equity Securities

    The EQUITY INCOME, EQUITY INDEX, GROWTH-INCOME, FEDERATED AMERICAN LEADERS, DAVIS VENTURE VALUE, "DOGS" OF WALL STREET, ALLIANCE GROWTH, PUTNAM GROWTH:
    VOYAGER, REAL ESTATE, SMALL COMPANY VALUE, AGGRESSIVE GROWTH, INTERNATIONAL GROWTH AND INCOME, GLOBAL EQUITIES, INTERNATIONAL DIVERSIFIED EQUITIES and EMERGING MARKETS PORTFOLIOS invest primarily in equity securities. In addition, the SUNAMERICA BALANCED and TELECOM UTILITY PORTFOLIOS invest significantly in equities. As with any equity fund, the value of your investment in any of these Portfolios may fluctuate in response to stock market movements. You should be aware that the performance of different types of equity stocks may rise or decline under varying market conditions -- for example, "value" stocks may perform well under circumstances in which "growth" stocks in general have fallen, or vice versa. In addition, individual stocks selected for any of these Portfolios may underperform the market generally, relevant indices or other funds with comparable investment objectives and strategies.

    Risks of Investing in Growth Stocks

    Growth stocks are historically volatile, which will particularly affect the GROWTH-INCOME, ALLIANCE GROWTH, PUTNAM GROWTH: VOYAGER, AGGRESSIVE GROWTH and INTERNATIONAL GROWTH AND INCOME PORTFOLIOS.

    Risks of Value Investing

    The risk that the portfolio manager's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect, will particularly affect the FEDERATED AMERICAN LEADERS, TELECOM UTILITY, DAVIS VENTURE VALUE and SMALL COMPANY VALUE PORTFOLIOS.

    Risks of Investing in Bonds

    The CORPORATE BOND, GLOBAL BOND, HIGH-YIELD BOND and WORLDWIDE HIGH INCOME PORTFOLIOS invest primarily in bonds. In addition, the SUNAMERICA BALANCED and TELECOM UTILITY PORTFOLIOS may invest significantly in bonds. As with any bond fund, the value of your investment in these Portfolios may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by bond issuers. To the extent a Portfolio is invested in the bond market, movements in the bond market generally may affect its performance. In addition, individual bonds selected for any of these Portfolios may underperform the market generally, relevant indices or other funds with comparable investment objectives and strategies.

    Risks of Investing in Junk Bonds

    The HIGH-YIELD BOND and WORLDWIDE HIGH INCOME PORTFOLIOS invest predominantly in junk bonds, which are considered speculative. The CORPORATE BOND, SUNAMERICA BALANCED, EQUITY INCOME and INTERNATIONAL GROWTH AND INCOME PORTFOLIOS also may invest significantly in junk bonds. Junk bonds carry a substantial risk of default or changes in the issuer's creditworthiness, or they may already be in default. A junk bond's market price may fluctuate more than higher-quality securities and may decline significantly. In addition, it may be more difficult for a Portfolio to dispose of junk bonds or to determine their value. Junk bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force a Portfolio to replace the security with a lower yielding security. If this occurs, it will result in a decreased return for you.

    Risks of Investing in Money Market Securities

    You should be aware that an investment in the CASH MANAGEMENT PORTFOLIO is subject to the risk that the value of its investments in high-quality short-term debt obligations ("money market securities") may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal. The CASH MANAGEMENT PORTFOLIO does not seek to maintain a stable net asset value.

    Risks of Investing Internationally

    Except for the CASH MANAGEMENT PORTFOLIO, all of the Portfolios may invest in foreign securities. These securities may be denominated in currencies other than U.S. dollars. Foreign investing presents special risks. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility, and, in addition, foreign securities may not be as liquid as domestic securities.

                                                         SunAmerica Series Trust

    These risks affect all the Portfolios except for the CASH MANAGEMENT PORTFOLIO and are primary risks of the GLOBAL BOND, WORLDWIDE HIGH INCOME, INTERNATIONAL GROWTH AND INCOME, GLOBAL EQUITIES, INTERNATIONAL DIVERSIFIED EQUITIES and EMERGING MARKETS PORTFOLIOS.

    Risks of Investing in Emerging Market Countries

    The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing or "emerging market" countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than developed countries. As a result, these markets are generally more volatile than the markets of developed countries. The WORLDWIDE HIGH INCOME, INTERNATIONAL DIVERSIFIED EQUITIES and EMERGING MARKETS PORTFOLIOS invest significantly in emerging market countries. In addition, the GLOBAL BOND, INTERNATIONAL GROWTH AND INCOME and GLOBAL EQUITIES PORTFOLIOS may also invest in emerging market countries.

    Risks of Investing in Smaller Companies

    Stocks of smaller companies may be more volatile than, and not as liquid as, those of larger companies. This will particularly affect the SMALL COMPANY VALUE, PUTNAM GROWTH: VOYAGER, AGGRESSIVE GROWTH, REAL ESTATE, INTERNATIONAL GROWTH AND INCOME and EMERGING MARKETS PORTFOLIOS.

    Risks of a "Passively Managed" Strategy

    Each of the EQUITY INDEX and "DOGS" OF WALL STREET PORTFOLIOS will not deviate from its strategy (except to the extent necessary to comply with federal tax laws). If a Portfolio is committed to a strategy that is unsuccessful, the Portfolio will not meet its investment goal. Because the Portfolios will not use certain techniques available to other mutual funds to reduce stock market exposure, the Portfolios may be more susceptible to general market declines than other Portfolios.

    Risks of Investing in Utility Securities

    The TELECOM UTILITY PORTFOLIO invests primarily in equity and debt securities of utility companies. Utility companies include companies engaged in the production, generation, transportation, distribution and sale of electricity, water, natural gas and oil, companies engaged in telecommunications, including cable and satellite television and companies that provide infrastructure or related services and products to these utility companies. Such utility securities entail certain risks including:
    (i) utility companies' historic difficulty in earning adequate returns on investment despite frequent rate increases; (ii) restrictions on operations and increased costs and delays due to governmental regulations; (iii) building or construction delays; (iv) environmental regulations; (v) difficulty of the capital markets in absorbing utility debt and equity securities; (vi) difficulties in obtaining fuel at reasonable prices and
    (vii) potential effect of deregulation.

    Risks of Investing in Real Estate Securities

    The REAL ESTATE PORTFOLIO invests primarily in the real estate industry. In addition, the TELECOM UTILITY PORTFOLIO invests significantly in real estate securities. A Portfolio that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate. The Portfolio could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If the Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. Most of the Portfolios' investments are, and likely will continue to be, interests in Real Estate Investment Trusts ("REITs").

    Risks of Investing in "Non-Diversified" Portfolios

    The GLOBAL BOND, WORLDWIDE HIGH INCOME and "DOGS" OF WALL STREET PORTFOLIOS are organized as "non-diversified" Portfolios. A non-diversified Portfolio can invest a larger portion of assets in the securities of a single company than can some other mutual funds. By concentrating in a smaller number of securities, a Portfolio's risk is increased because the effect of each security on the Portfolio's performance is greater.

SunAmerica Series Trust

    Risks of Investing in Technology Companies

    Technology companies may react similarly to certain market pressures and events. They may be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, and obsolescence of existing technology. As a result, the returns of a Portfolio that invests in technology companies may be considerably more volatile than those of a fund that does not invest in technology companies. This will particularly affect the AGGRESSIVE GROWTH and SMALL & MID CAP VALUE PORTFOLIOS.

    Additional Principal Risks

    Shares of the Portfolios are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

Q:  HOW HAVE THE PORTFOLIOS PERFORMED HISTORICALLY?

A: The following Risk/Return Bar Charts and Tables illustrate the risks of investing in the Portfolios by showing changes in the Portfolios' performance from calendar year to calendar year, and comparing the Portfolios' average annual returns to those of an appropriate market index. Fees and expenses incurred at the contract level are not reflected in the bar charts and tables. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                           CASH MANAGEMENT PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                          CASH MANAGEMENT PORTFOLIO CLASS 1
                                                          ---------------------------------
1995                                                                    5.48%
1996                                                                    4.91%
1997                                                                    5.22%
1998                                                                    5.05%
1999                                                                    4.87%
2000                                                                    6.05%
2001                                                                    3.67%
2002                                                                    1.40%
2003                                                                    0.63%
2004                                                                    0.86%

During the period shown in the bar chart, the highest return for a quarter was 1.58% (quarter ended 12/31/00) and the lowest return for a quarter was 0.08% (quarter ended 12/31/03). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was 0.47%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                                PAST ONE   PAST FIVE   PAST TEN
DECEMBER 31, 2004)                                              YEAR       YEARS      YEARS
------------------------------------------------------------------------------------------------------------------------------------
 Cash Management Portfolio Class 1                              0.86%      2.50%       3.80%
------------------------------------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                            CORPORATE BOND PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                           CORPORATE BOND PORTFOLIO CLASS 1
                                                           --------------------------------
1995                                                                    17.78%
1996                                                                     4.49%
1997                                                                    10.90%
1998                                                                     6.05%
1999                                                                    -1.85%
2000                                                                     5.03%
2001                                                                     7.59%
2002                                                                     7.46%
2003                                                                    11.94%
2004                                                                     6.82%

During the period shown in the bar chart, the highest return for a quarter was 5.94% (quarter ended 06/30/95) and the lowest return for a quarter was -1.90% (quarter ended 06/30/04). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -1.09%.
--------------------------------------------------------------------------------

      AVERAGE ANNUAL TOTAL RETURNS
     (AS OF THE CALENDAR YEAR ENDED       PAST ONE   PAST FIVE   PAST TEN
           DECEMBER 31, 2004)               YEAR       YEARS      YEARS
-------------------------------------------------------------------------
 Corporate Bond Portfolio   Class 1         6.82%      7.74%       7.51%
-------------------------------------------------------------------------
 Lehman Brothers U.S. Credit Index(1)       5.24%      8.63%       8.41%
-------------------------------------------------------------------------
 Merrill Lynch High Yield Master II
   Index(2)                                10.87%      6.68%       8.27%
-------------------------------------------------------------------------
 Blended Index(3)                           6.63%      8.22%       8.42%
-------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) The Lehman Brothers U.S. Credit Index is a broad measure of the U.S. investment grade corporate bond market that includes all publicly issued, fixed rate, nonconvertible investment grade, dollar-denominated, SEC-registered corporate debt.

(2) The Merrill Lynch High Yield Master II Index tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market.

(3) The Blended Index consists of 75% of Lehman Brothers U.S. Credit Index and 25% of Merrill Lynch High Yield Master II Index.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                             GLOBAL BOND PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                              GLOBAL BOND PORTFOLIO CLASS 1
                                                              -----------------------------
1995                                                                     17.64%
1996                                                                      9.36%
1997                                                                     10.03%
1998                                                                     10.87%
1999                                                                     -1.05%
2000                                                                      9.27%
2001                                                                      5.05%
2002                                                                      5.88%
2003                                                                      3.58%
2004                                                                      3.96%

During the period shown in the bar chart, the highest return for a quarter was 5.66% (quarter ended 09/30/98) and the lowest return for a quarter was -1.65% (quarter ended 06/30/04). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was 1.38%.
--------------------------------------------------------------------------------

      AVERAGE ANNUAL TOTAL RETURNS
     (AS OF THE CALENDAR YEAR ENDED         PAST ONE      PAST FIVE   PAST TEN
           DECEMBER 31, 2004)                 YEAR          YEARS      YEARS
------------------------------------------------------------------------------
 Global Bond Portfolio  Class 1               3.96%         5.53%       7.35%
------------------------------------------------------------------------------
 J.P. Morgan Global Government Bond
   Index (hedged)(1)                          4.88%         6.42%       8.10%
------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) The J.P. Morgan Global Government Bond Index (hedged) tracks the performance of bonds throughout the world, including issues from Europe, Australia, the Far East and the United States.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                           HIGH-YIELD BOND PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                           HIGH-YIELD BOND PORTFOLIO CLASS 1
                                                           ---------------------------------
1995                                                                    14.24%
1996                                                                    14.57%
1997                                                                    14.42%
1998                                                                    -2.95%
1999                                                                     6.50%
2000                                                                    -9.30%
2001                                                                    -4.30%
2002                                                                    -5.93%
2003                                                                    31.74%
2004                                                                    17.50%

During the period shown in the bar chart, the highest return for a quarter was 11.49% (quarter ended 06/30/03) and the lowest return for a quarter was -8.40% (quarter ended 09/30/98). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -0.28%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS
               (AS OF THE CALENDAR YEAR ENDED                 PAST ONE   PAST FIVE   PAST TEN
                     DECEMBER 31, 2004)                         YEAR       YEARS      YEARS
---------------------------------------------------------------------------------------------
 High-Yield Bond Portfolio Class 1                             17.50%      4.80%       6.94%
---------------------------------------------------------------------------------------------
 Merrill Lynch High Yield Master II Index(1)                   10.87%      6.68%       8.27%
---------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) The Merrill Lynch High Yield Master II Index tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                        WORLDWIDE HIGH INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                    WORLDWIDE HIGH INCOME PORTFOLIO CLASS 1
                                                    ---------------------------------------
1995                                                                 20.97%
1996                                                                 25.32%
1997                                                                 15.54%
1998                                                                -17.07%
1999                                                                 19.31%
2000                                                                 -2.96%
2001                                                                 -3.20%
2002                                                                 -0.39%
2003                                                                 25.94%
2004                                                                  9.37%

During the period shown in the bar chart, the highest return for a quarter was 12.07% (quarter ended 06/30/95) and the lowest return for a quarter was -24.35% (quarter ended 09/30/98). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -1.56%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS
               (AS OF THE CALENDAR YEAR ENDED                 PAST ONE   PAST FIVE   PAST TEN
                     DECEMBER 31, 2004)                         YEAR       YEARS     YEARS(1)
---------------------------------------------------------------------------------------------
 Worldwide High Income Portfolio Class 1                        9.37%       5.20%      8.37%
---------------------------------------------------------------------------------------------
 First Boston High-Yield Bond Index(1)                         11.95%       8.17%      8.62%
---------------------------------------------------------------------------------------------
 J.P. Morgan EMBI Global Index(2)                              11.73%      12.99%     14.49%
---------------------------------------------------------------------------------------------
 Blended Index(3)                                              11.91%      10.66%     11.78%
---------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) The First Boston High-Yield Bond Index is a trader-priced portfolio constructed to mirror the public high-yield debt market. Securities in the index are rated BB or lower.

(2) The J.P. Morgan EMBI Global Index is a market-weighted index composed of U.S. dollar denominated Brady Bonds, Eurobonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities.

(3) The Blended Index consists of 50% of First Boston High-Yield Bond Index and 50% of J.P. Morgan Emerging Markets Bond Index (EMBI) Global Index for index comparison purposes of the asset and country composition of the Portfolio.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                         SUNAMERICA BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                      SUNAMERICA BALANCED PORTFOLIO CLASS 1
                                                      -------------------------------------
1997                                                                  24.48%
1998                                                                  24.61%
1999                                                                  21.40%
2000                                                                  -9.43%
2001                                                                 -13.14%
2002                                                                 -15.18%
2003                                                                  15.07%
2004                                                                   6.84%

During the period shown in the bar chart, the highest return for a quarter was 15.55% (quarter ended 12/31/98) and the lowest return for a quarter was -11.19% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -2.14%.
--------------------------------------------------------------------------------

              AVERAGE ANNUAL TOTAL RETURNS
             (AS OF THE CALENDAR YEAR ENDED                PAST ONE   PAST FIVE        CLASS 1
                   DECEMBER 31, 2004)                        YEAR       YEARS     SINCE INCEPTION(1)
----------------------------------------------------------------------------------------------------
 SunAmerica Balanced Portfolio Class 1                        6.84%     -3.88%          6.42%
----------------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)                                         10.88%     -2.30%          8.85%
----------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(3)                      4.34%      7.71%          7.24%
----------------------------------------------------------------------------------------------------
 Treasury Bills(4)                                            1.39%      2.67%          3.62%
----------------------------------------------------------------------------------------------------
 Blended Index(4)                                             7.66%      1.98%          8.15%
----------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is June 3, 1996.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

(3) The Lehman Brothers U.S. Aggregate Index combines several Lehman Brothers fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

(4) The Blended Index consists of 55% S&P 500(R) Index, 35% Lehman Brothers U.S. Aggregate Index, and 10% Treasury Bills. Treasury Bills are short-term securities with maturities of one-year or less issued by the U.S. Government.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                           TELECOM UTILITY PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                           TELECOM UTILITY PORTFOLIO CLASS 1
                                                           ---------------------------------
1997                                                                     25.73%
1998                                                                     14.04%
1999                                                                      1.78%
2000                                                                     -9.00%
2001                                                                    -13.76%
2002                                                                    -23.77%
2003                                                                     18.75%
2004                                                                     16.89%

During the period shown in the bar chart, the highest return for a quarter was 15.95% (quarter ended 06/30/03) and the lowest return for a quarter was -18.24% (quarter ended 9/30/02). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -0.69%.
--------------------------------------------------------------------------------

 AVERAGE ANNUAL TOTAL RETURNS
 (AS OF THE CALENDAR YEAR ENDED       PAST ONE   PAST FIVE   CLASS 1 SINCE
 DECEMBER 31, 2004)                    YEAR       YEARS      INCEPTION(1)
-----------------------------------------------------------------------------
 Telecom Utility Portfolio Class 1     16.89%      -3.65%         3.33%
-----------------------------------------------------------------------------
 S&P 500(R) Index(2)                   10.88%      -2.30%         8.85%
-----------------------------------------------------------------------------
 S&P Utility Index(3)                  24.22%       3.71%         6.30%
-----------------------------------------------------------------------------
 S&P Telecommunication Services
   Index(4)                            19.86%     -14.58%         2.18%
-----------------------------------------------------------------------------
 Blended Index(5)                      21.47%      -7.47%         4.54%
-----------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is June 3, 1996.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

(3) The S&P Utility Index is presently comprised of 40 stocks from the electric and natural gas industries.

(4) The S&P Telecommunication Services Index (formerly, the S&P Communications Service Index) is comprised of the companies listed in the telecommunications sectors of the S&P 400(R), 500(R), and 600(R). Created in July of 1996, the S&P Telecommunication Services Index includes cellular and wireless service providers including pagers, long distance providers and the telephone group companies (local service providers).

(5) The Blended Index is comprised of 35% S&P Utility Index and 65% S&P Telecommunication Services Index on a market capitalization weighted basis.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                            EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                             EQUITY INCOME PORTFOLIO CLASS 1
                                                             -------------------------------
1999                                                                       4.16%
2000                                                                      12.22%
2001                                                                      -4.22%
2002                                                                     -16.84%
2003                                                                      26.12%
2004                                                                       8.72%

During the period shown in the bar chart, the highest return for a quarter was 16.57% (quarter ended 06/30/03) and the lowest return for a quarter was -16.56% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -0.92%.
--------------------------------------------------------------------------------

         AVERAGE ANNUAL TOTAL RETURNS (AS OF THE           PAST ONE       PAST FIVE        SINCE
          CALENDAR YEAR ENDED DECEMBER 31, 2004)            YEAR           YEARS          INCEPTION(1)
-----------------------------------------------------------------------------------------------------
 Equity Income Portfolio Class 1                             8.72%           4.15%           4.96%
-----------------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)                                        10.88%          -2.30%           2.50%
-----------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is December 14, 1998.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                             EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                              EQUITY INDEX PORTFOLIO CLASS 1
                                                              ------------------------------
1999                                                                      17.14%
2000                                                                      -9.46%
2001                                                                     -12.26%
2002                                                                     -22.42%
2003                                                                      27.80%
2004                                                                      10.33%

During the period shown in the bar chart, the highest return for a quarter was 15.08% (quarter ended 06/30/03) and the lowest return for a quarter was -17.20% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -2.33%.
--------------------------------------------------------------------------------

         AVERAGE ANNUAL TOTAL RETURNS (AS OF THE           PAST ONE    PAST FIVE     SINCE
          CALENDAR YEAR ENDED DECEMBER 31, 2004)            YEAR        YEARS       INCEPTION(1)
----------------------------------------------------------------------------------------------
 Equity Index Portfolio Class 1                             10.33%       -2.77%        1.52%
----------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)                                        10.88%       -2.30%        2.50%
----------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is December 14, 1998.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                            GROWTH-INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                            GROWTH-INCOME PORTFOLIO CLASS 1
                                                            -------------------------------
1995                                                                     34.10%
1996                                                                     24.06%
1997                                                                     33.91%
1998                                                                     30.74%
1999                                                                     30.04%
2000                                                                     -8.34%
2001                                                                    -15.90%
2002                                                                    -21.15%
2003                                                                     25.62%
2004                                                                     11.56%

During the period shown in the bar chart, the highest return for a quarter was 28.51% (quarter ended 12/31/98) and the lowest return for a quarter was -19.39% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -4.94%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS
               (AS OF THE CALENDAR YEAR ENDED                 PAST ONE   PAST FIVE   PAST TEN
                     DECEMBER 31, 2004)                        YEAR       YEARS      YEARS
---------------------------------------------------------------------------------------------
 Growth-Income Portfolio Class 1                               11.56%      -3.16%     12.43%
---------------------------------------------------------------------------------------------
 S&P 500(R) Index(1)                                           10.88%      -2.30%     12.07%
---------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the Index will reflect changes in larger companies more heavily than those in smaller companies.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                      FEDERATED AMERICAN LEADERS PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                               FEDERATED AMERICAN LEADERS PORTFOLIO CLASS 1
                                               --------------------------------------------
1997                                                              31.43%
1998                                                              17.96%
1999                                                               6.19%
2000                                                               2.39%
2001                                                              -2.33%
2002                                                             -19.78%
2003                                                              27.57%
2004                                                               9.91%

During the period shown in the bar chart, the highest return for a quarter was 16.96% (quarter ended 06/30/03) and the lowest return for a quarter was -19.38% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -1.41%.
--------------------------------------------------------------------------------

 AVERAGE ANNUAL TOTAL RETURNS
 (AS OF THE CALENDAR YEAR ENDED                               PAST ONE   PAST FIVE   CLASS 1 SINCE
 DECEMBER 31, 2004)                                            YEAR       YEARS      INCEPTION(1)
-----------------------------------------------------------------------------------------------------
 Federated American Leaders Portfolio(2) Class 1                9.91%       2.38%         8.45%
-----------------------------------------------------------------------------------------------------
 S&P 500(R) Index(3)                                           10.88%      -2.30%         8.85%
-----------------------------------------------------------------------------------------------------
 S&P 500(R)/Barra Value Index(4)                               15.71%       2.48%         9.16%
-----------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is June 3, 1996.

(2) Prior to May 1, 2003, the Federated American Leaders Portfolio was named the Federated Value Portfolio.

(3) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the Index will reflect changes in larger companies more heavily than those in smaller companies.

(4) The S&P 500(R)/Barra Value Index is designed to differentiate between fast growing companies and slower growing or undervalued companies. Standard & Poor's and Barra cooperate to employ a price to book value calculation, whereby the market capitalization of an index (S&P 500(R), S&P MidCap 400(R), S&P SmallCap 600(R)) is divided equally between growth and value. The growth and value definition are only available on the U.S. indices. The indices are rebalanced twice per year.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                         DAVIS VENTURE VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                       DAVIS VENTURE VALUE PORTFOLIO CLASS 1
                                                       -------------------------------------
1995                                                                   37.45%
1996                                                                   24.76%
1997                                                                   34.32%
1998                                                                   13.73%
1999                                                                   16.11%
2000                                                                    9.47%
2001                                                                  -11.32%
2002                                                                  -16.77%
2003                                                                   33.16%
2004                                                                   13.50%

During the period shown in the bar chart, the highest return for a quarter was 21.07% (quarter ended 12/31/98) and the lowest return for a quarter was -14.87% (quarter ended 09/30/98). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was 0.46%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                                PAST ONE   PAST FIVE   PAST TEN
DECEMBER 31, 2004)                                              YEAR       YEARS      YEARS
---------------------------------------------------------------------------------------------
 Davis Venture Value Portfolio Class 1                         13.50%       4.08%     14.02%
---------------------------------------------------------------------------------------------
 S&P 500(R) Index(1)                                           10.88%      -2.30%     12.07%
---------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                        "DOGS" OF WALL STREET PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                       DOGS OF WALL STREET PORTFOLIO CLASS 1
                                                       -------------------------------------
1999                                                                  -7.08%
2000                                                                   2.94%
2001                                                                   7.91%
2002                                                                  -6.57%
2003                                                                  20.06%
2004                                                                   9.58%

During the period shown in the bar chart, the highest return for a quarter was 15.56% (quarter ended 06/30/99) and the lowest return for a quarter was -16.32% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -1.96%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                               PAST ONE   PAST FIVE   CLASS 1 SINCE
DECEMBER 31, 2004)                                            YEAR       YEARS      INCEPTION(1)
-----------------------------------------------------------------------------------------------------
 "Dogs" of Wall Street Portfolio Class 1                       9.58%       6.43%           3.50%
-----------------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)                                          10.88%      -2.30%           2.94%
-----------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is April 1, 1998.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the Index will reflect changes in larger companies more heavily than those of smaller companies.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                           ALLIANCE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                          ALLIANCE GROWTH PORTFOLIO CLASS 1
                                                          ---------------------------------
1995                                                                    43.79%
1996                                                                    29.11%
1997                                                                    31.43%
1998                                                                    52.23%
1999                                                                    33.07%
2000                                                                   -19.47%
2001                                                                   -14.00%
2002                                                                   -31.26%
2003                                                                    25.76%
2004                                                                     7.94%

During the period shown in the bar chart, the highest return for a quarter was 32.57% (quarter ended 12/31/98) and the lowest return for a quarter was -16.67% (quarter ended 03/31/01). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -6.73%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                                PAST ONE   PAST FIVE   PAST TEN
DECEMBER 31, 2004)                                              YEAR       YEARS      YEARS
---------------------------------------------------------------------------------------------
 Alliance Growth Portfolio Class 1                              7.94%      -8.36%     12.31%
---------------------------------------------------------------------------------------------
 Russell 1000(R) Growth Index(1)                                6.30%      -9.29%      9.59%
---------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) The Russell 1000(R) Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                        PUTNAM GROWTH: VOYAGER PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                   PUTNAM GROWTH: VOYAGER PORTFOLIO CLASS 1
                                                   ----------------------------------------
1995                                                                24.75%
1996                                                                20.37%
1997                                                                32.48%
1998                                                                34.76%
1999                                                                29.71%
2000                                                               -18.06%
2001                                                               -24.16%
2002                                                               -26.41%
2003                                                                23.98%
2004                                                                 5.02%

During the period shown in the bar chart, the highest return for a quarter was 25.28% (quarter ended 12/31/98) and the lowest return for a quarter was -19.65% (quarter ended 03/31/01). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -4.10%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS                                  PAST ONE   PAST FIVE   PAST TEN
(AS OF CALENDAR YEAR ENDED DECEMBER 31, 2004)                   YEAR       YEARS      YEARS
---------------------------------------------------------------------------------------------
 Putnam Growth: Voyager Portfolio Class 1                       5.02%      -9.85%     7.55%
---------------------------------------------------------------------------------------------
 Russell 1000(R) Growth Index(1)                                6.30%      -9.29%     9.59%
---------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) The Russell 1000(R) Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                             REAL ESTATE PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                              REAL ESTATE PORTFOLIO CLASS 1
                                                              -----------------------------
1998                                                                     -15.36%
1999                                                                      -7.42%
2000                                                                      23.80%
2001                                                                       6.00%
2002                                                                       6.26%
2003                                                                      37.91%
2004                                                                      34.57%

During the period shown in the bar chart, the highest return for a quarter was 15.03% (quarter ended 12/31/04) and the lowest return for a quarter was -11.07% (quarter ended 09/30/98). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -7.70%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE CALENDAR YEAR ENDED DECEMBER 31,    PAST ONE   PAST FIVE        CLASS 1
2004)                                                                         YEAR       YEARS     SINCE INCEPTION(1)
---------------------------------------------------------------------------------------------------------------------
 Real Estate Portfolio Class 1                                               34.57%      20.94%          12.22%
---------------------------------------------------------------------------------------------------------------------
 Morgan Stanley REIT Index(2)                                                31.49%      21.67%          12.90%
---------------------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is June 2, 1997.

(2) The Morgan Stanley Real Estate Investment Trust (REIT) Index is a capitalization-weighted index with dividends reinvested of mostly actively traded real estate investment trusts and is designed to be a measure of real estate equity performance. The index was developed with a base value of 200 as of December 31, 1994.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                         SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                    SMALL COMPANY VALUE PORTFOLIO CLASS 1**
                                                    ---------------------------------------
1999                                                                 6.15%
2000                                                                17.04%
2001                                                                 4.50%
2002                                                                -8.63%
2003                                                                32.42%
2004                                                                25.39%

During the period shown in the bar chart, the highest return for a quarter was 19.83% (quarter ended 06/30/03) and the lowest return for a quarter was -19.87% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was 0.79%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE CALENDAR YEAR ENDED DECEMBER    PAST ONE    PAST FIVE       SINCE
31, 2004)                                                                 YEAR        YEARS      INCEPTION(1)
-------------------------------------------------------------------------------------------------------------
 Small Company Value Portfolio Class 1**                                 25.39%      13.16%         12.68%
-------------------------------------------------------------------------------------------------------------
 Russell 2000(R) Value Index(2)                                          22.25%      17.23%         14.83%
-------------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

** Prior to August 28, 2002, the Portfolio was managed by U.S. Bancorp Asset Management. Franklin Advisory Services, LLC assumed subadvisory duties August 28, 2002.

(1)   Inception date for Class 1 is December 14, 1998.

(2) The Russell 2000(R) Value Index measures the performance of those Russell Top 2000 companies with lower price-to-book ratios and lower forecasted growth values.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                          AGGRESSIVE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                        AGGRESSIVE GROWTH PORTFOLIO CLASS 1
                                                        -----------------------------------
1997                                                                   12.35%
1998                                                                   17.43%
1999                                                                   84.66%
2000                                                                  -15.25%
2001                                                                  -31.70%
2002                                                                  -24.71%
2003                                                                   28.57%
2004                                                                   16.72%

During the period shown in the bar chart, the highest return for a quarter was 53.68% (quarter ended 12/31/99) and the lowest return for a quarter was -27.42% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was 0.10%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED            PAST ONE   PAST FIVE        CLASS 1
DECEMBER 31, 2004)                          YEAR       YEARS     SINCE INCEPTION(1)
-----------------------------------------------------------------------------------
 Aggressive Growth Portfolio Class 1       16.72%      -8.14%           6.22%
-----------------------------------------------------------------------------------
 Russell 3000(R) Index(2)                  11.95%      -1.16%           8.79%
-----------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is June 3, 1996.

(2) The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The change in indices was made because the Russell 3000(R) Index is more representative of the Portfolio's investment strategy.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                   INTERNATIONAL GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                 INTERNATIONAL GROWTH AND INCOME PORTFOLIO
                                                                  CLASS 1
                                                 -----------------------------------------
1998                                                               10.83%
1999                                                               24.18%
2000                                                                1.16%
2001                                                              -22.24%
2002                                                              -20.89%
2003                                                               36.85%
2004                                                               20.90%

During the period shown in the bar chart, the highest return for a quarter was 18.57% (quarter ended 06/30/03) and the lowest return for a quarter was -23.49% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -1.09%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED          PAST ONE   PAST FIVE        CLASS 1
DECEMBER 31, 2004)                        YEAR       YEARS     SINCE INCEPTION(1)
---------------------------------------------------------------------------------
 International Growth and Income
   Portfolio Class 1                     20.90%       0.59%          5.55%
---------------------------------------------------------------------------------
 MSCI EAFE(R) Index(2)                   20.25%      -1.13%          4.43%
---------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is June 2, 1997.

(2) The Morgan Stanley Capital International (MSCI) EAFE(R) Index (Europe, Australasia, and Far East) represents the foreign stocks of 21 countries in Europe, Australasia and the Far East.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                           GLOBAL EQUITIES PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                           GLOBAL EQUITIES PORTFOLIO CLASS 1
                                                           ---------------------------------
1995                                                                     19.16%
1996                                                                     14.18%
1997                                                                     15.06%
1998                                                                     22.86%
1999                                                                     30.94%
2000                                                                    -17.26%
2001                                                                    -18.11%
2002                                                                    -26.79%
2003                                                                     26.54%
2004                                                                     11.86%

During the period shown in the bar chart, the highest return for a quarter was 25.50% (quarter ended 12/31/98) and the lowest return for a quarter was -20.67% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -2.60%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE CALENDAR YEAR ENDED DECEMBER 31,  PAST ONE    PAST FIVE    PAST TEN
2004)                                                                       YEAR        YEARS       YEARS
-----------------------------------------------------------------------------------------------------------
 Global Equities Portfolio Class 1                                         11.86%       -6.83%      5.87%
-----------------------------------------------------------------------------------------------------------
 MSCI World Index(SM)(1)                                                   14.72%       -2.45%      8.09%
-----------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) The Morgan Stanley Capital International (MSCI) World Index(SM) measures the performance of companies representative of the market structure of 23 developed market countries in North America, Europe and Asia/Pacific regions.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                  INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO
                                                                  CLASS 1
                                                --------------------------------------------
1995                                                               10.34%
1996                                                                9.31%
1997                                                                6.37%
1998                                                               18.53%
1999                                                               24.59%
2000                                                              -18.32%
2001                                                              -24.02%
2002                                                              -28.48%
2003                                                               31.88%
2004                                                               16.44%

During the period shown in the bar chart, the highest return for a quarter was 17.56% (quarter ended 12/31/99) and the lowest return for a quarter was -26.49% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -1.28%.
--------------------------------------------------------------------------------

                                                                                PAST ONE   PAST FIVE   PAST TEN
AVERAGE ANNUAL TOTAL RETURNS (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)    YEAR       YEARS      YEARS
---------------------------------------------------------------------------------------------------------------
 International Diversified Equities Portfolio Class 1                            16.44%      -7.38%     2.59%
---------------------------------------------------------------------------------------------------------------
 MSCI EAFE(R) Index(1)                                                           20.25%      -1.13%     5.62%
---------------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) The Morgan Stanley Capital International (MSCI) EAFE(R) Index (Europe, Australasia, and Far East) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                           EMERGING MARKETS PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                         EMERGING MARKETS PORTFOLIO CLASS 1
                                                         ----------------------------------
1998                                                                  -24.27%
1999                                                                   77.45%
2000                                                                  -36.38%
2001                                                                   -1.76%
2002                                                                   -7.14%
2003                                                                   52.61%
2004                                                                   24.52%

During the period shown in the bar chart, the highest return for a quarter was 38.80% (quarter ended 12/31/99) and the lowest return for a quarter was -22.17% (quarter ended 09/30/98). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was 2.26%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE CALENDAR YEAR ENDED DECEMBER  PAST ONE   PAST FIVE        CLASS 1
31, 2004)                                                               YEAR       YEARS     SINCE INCEPTION(1)
---------------------------------------------------------------------------------------------------------------
 Emerging Markets Portfolio Class 1                                    24.52%      1.98%           2.84%
---------------------------------------------------------------------------------------------------------------
 MSCI Emerging Markets Free Index(SM)(2)                               25.95%      4.59%           2.79%
---------------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is June 2, 1997.

(2) The Morgan Stanley Capital International (MSCI) Emerging Markets Free Index(SM) measures the performance of companies representative of the market structure of 26 emerging market countries in Europe, Latin America, and the Pacific basin. The MSCI Emerging Markets Free Index excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                                EXPENSE SUMMARY
--------------------------------------------------------------------------------

The table below describes the fees and expenses you may pay if you remain invested in each Portfolio. Each Portfolio's annual operating expenses do not reflect the separate account fees charged in the Variable Contracts, as defined herein, in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)

                                         CASH MANAGEMENT       CORPORATE BOND            GLOBAL BOND            HIGH-YIELD BOND
                                            PORTFOLIO             PORTFOLIO               PORTFOLIO                PORTFOLIO
                                       -------------------   -------------------   ------------------------   -------------------
                                             CLASS 1               CLASS 1                 CLASS 1                  CLASS 1
                                       -------------------   -------------------   ------------------------   -------------------
Management Fees                               0.50%                 0.56%                    0.69%                   0.61%
Distribution and/or Service (12b-1)
  Fees(1)                                     0.00%                 0.00%                    0.00%                   0.00%
Other Expenses                                0.06%                 0.07%                    0.14%                   0.11%
Total Annual Portfolio Operating
  Expenses(1)                                 0.56%                 0.63%                    0.83%                   0.72%

                                         WORLDWIDE HIGH          SUNAMERICA
                                             INCOME               BALANCED             TELECOM UTILITY           EQUITY INCOME
                                            PORTFOLIO             PORTFOLIO               PORTFOLIO              PORTFOLIO(2)
                                       -------------------   -------------------   ------------------------   -------------------
                                             CLASS 1               CLASS 1                 CLASS 1                  CLASS 1
                                       -------------------   -------------------   ------------------------   -------------------
Management Fees                               0.65%                 0.98%                    0.63%                   0.75%
Distribution and/or Service (12b-1)
  Fees(1)                                     0.00%                 0.00%                    0.00%                   0.01%
Other Expenses                                0.79%                 0.15%                    0.09%                   0.21%
Total Annual Portfolio Operating
  Expenses(1)                                 1.44%                 1.13%                    0.72%                   0.97%

                                          EQUITY INDEX          GROWTH-INCOME         FEDERATED AMERICAN      DAVIS VENTURE VALUE
                                          PORTFOLIO(2)            PORTFOLIO           LEADERS PORTFOLIO            PORTFOLIO
                                       -------------------   -------------------   ------------------------   -------------------
                                             CLASS 1               CLASS 1                 CLASS 1                  CLASS 1
                                       -------------------   -------------------   ------------------------   -------------------
Management Fees                               0.40%                 0.55%                    0.69%                   0.71%
Distribution and/or Service (12b-1)
  Fees(1)                                     0.00%                 0.03%                    0.04%                   0.00%
Other Expenses                                0.23%                 0.06%                    0.07%                   0.08%
Total Annual Portfolio Operating
  Expenses(1)                                 0.63%                 0.64%                    0.80%                   0.79%

                                    "DOGS" OF WALL STREET      ALLIANCE GROWTH          PUTNAM GROWTH:            REAL ESTATE
                                          PORTFOLIO               PORTFOLIO           VOYAGER PORTFOLIO            PORTFOLIO
                                   -----------------------   -------------------   ------------------------   -------------------
                                             CLASS 1               CLASS 1                 CLASS 1                  CLASS 1
                                   -----------------------   -------------------   ------------------------   -------------------
Management Fees                              0.60%                  0.61%                    0.83%                   0.78%
Distribution and/or Service
  (12b-1) Fees(1)                            0.00%                  0.03%                    0.02%                   0.00%
Other Expenses                               0.11%                  0.06%                    0.08%                   0.08%
Total Annual Portfolio Operating
  Expenses(1)                                0.71%                  0.70%                    0.93%                   0.86%

                                       SMALL COMPANY VALUE    AGGRESSIVE GROWTH    INTERNATIONAL GROWTH AND     GLOBAL EQUITIES
                                          PORTFOLIO(2)            PORTFOLIO            INCOME PORTFOLIO            PORTFOLIO
                                       -------------------   -------------------   ------------------------   -------------------
                                             CLASS 1               CLASS 1                 CLASS 1                  CLASS 1
                                       -------------------   -------------------   ------------------------   -------------------
Management Fees                               1.00%                 0.71%                    0.95%                   0.78%
Distribution and/or Service (12b-1)
  Fees(1)                                     0.00%                 0.00%                    0.02%                   0.03%
Other Expenses                                1.00%                 0.09%                    0.27%                   0.17%
Total Annual Portfolio Operating
  Expenses(1)                                 2.00%                 0.80%                    1.24%                   0.98%

                                         INTERNATIONAL
                                      DIVERSIFIED EQUITIES    EMERGING MARKETS
                                           PORTFOLIO              PORTFOLIO
                                      --------------------   -------------------
                                             CLASS 1               CLASS 1
                                      --------------------   -------------------
Management Fees                               1.00%                 1.25%
Distribution and/or Service (12b-1)
  Fees(1)                                     0.00%                 0.03%
Other Expenses                                0.25%                 0.32%
Total Annual Portfolio Operating
  Expenses(1)                                 1.25%                 1.60%

SunAmerica Series Trust

---------------

(1) Through expense offset arrangements resulting from broker commission recapture, a portion of the portfolio's distribution and/or service fees and other expenses have been reduced. For the period February 1, 2004 to November 30, 2004, broker commission recapture amounts received by certain Portfolios were used to offset the Portfolio's distribution fees. For the period December 1, 2004 to January 31, 2005, broker commission recapture amounts received by certain Portfolios were used to offset the Portfolio's other expenses. "Distribution and/or Service (12b-1) Fees" and "Other Expenses" do not take into account these expense reductions and are therefore higher than the actual distribution fees and other expenses of the Portfolio. Had the expense reductions been taken into account, "Total Annual Portfolio Operating Expenses" for Class 1 would have been as follows:

                                                 CLASS 1
                                                 -------
SunAmerica Balanced Portfolio*                    0.72%
Telecom Utility Portfolio                         0.96%
Growth-Income Portfolio                           0.61%
Federated American Leaders Portfolio              0.76%
Davis Venture Value Portfolio                     0.79%
Alliance Growth Portfolio                         0.67%
Putnam Growth: Voyager Portfolio                  0.91%
Real Estate Portfolio*                            0.86%
Aggressive Growth Portfolio*                      0.80%
International Growth and Income Portfolio         1.22%
Global Equities Portfolio                         0.95%
International Diversified Equities
  Portfolio*                                      1.25%
Emerging Markets Portfolio                        1.57%

---------------
* The amount by which brokerage commission recapture amounts reduced Portfolio expenses was less than 0.01%.

(2) The Adviser is voluntarily waiving fees and/or reimbursing expenses so that the total net expense ratios for the following Portfolios do not exceed the amounts set forth below:

                                            CLASS 1
                                            -------
Equity Income Portfolio                      1.35%
Equity Index Portfolio                       0.55%
Small Company Value Portfolio                1.60%

 These waivers and reimbursements are voluntary and may be terminated at any time.

                                                         SunAmerica Series Trust

EXAMPLE

This Example is intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year, reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the gross expenses shown in the fee table, your costs would be:

                                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                            ------   -------   -------   --------
Cash Management Portfolio.................................   $ 57     $179     $  313     $  701
Corporate Bond Portfolio..................................     64      202        351        786
Global Bond Portfolio.....................................     85      265        460      1,025
High-Yield Bond Portfolio.................................     74      230        401        894
Worldwide High Income Portfolio...........................    115      359        622      1,375
SunAmerica Balanced Portfolio*............................     74      230        401        894
Telecom Utility Portfolio*................................     99      309        536      1,190
Equity Income Portfolio*..................................    147      456        787      1,724
Equity Index Portfolio*...................................     64      202        351        786
Growth-Income Portfolio*..................................     65      205        357        798
Federated American Leaders Portfolio*.....................     82      255        444        990
Davis Venture Value Portfolio*............................     81      252        439        978
"Dogs" of Wall Street Portfolio...........................     73      227        395        883
Alliance Growth Portfolio*................................     72      224        390        871
Putnam Growth: Voyager Portfolio*.........................     95      296        515      1,143
Real Estate Portfolio*....................................     88      274        477      1,061
Small Company Value Portfolio*............................    203      627      1,078      2,327
Aggressive Growth Portfolio...............................     82      255        444        990
International Growth and Income Portfolio*................    126      393        681      1,500
Global Equities Portfolio*................................    100      312        542      1,201
International Diversified Equities Portfolio..............    127      397        686      1,511
Emerging Markets Portfolio*...............................    163      505        871      1,900

---------------

* The Example does not take into account voluntary fee waivers and/or expense reimbursements by the Adviser and expense reductions resulting from brokerage commission recapture amounts. The fee waivers and/or expense reimbursements will continue indefinitely, but may be terminated at any time.

SunAmerica Series Trust

The following are your costs after these fee waivers and/or expense reimbursements and expense reductions.

                                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                            ------   -------   -------   --------
SunAmerica Balanced Portfolio*............................   $ 74     $230      $401      $  894
Telecom Utility Portfolio.................................     98      306       531       1,178
Equity Income Portfolio...................................    137      428       739       1,624
Equity Index Portfolio....................................     56      176       307         689
Growth-Income Portfolio...................................     62      195       340         762
Federated American Leaders Portfolio......................     78      243       422         942
Davis Venture Value Portfolio*............................     81      252       439         978
Alliance Growth Portfolio.................................     68      214       373         835
Putnam Growth: Voyager Portfolio..........................     93      290       504       1,120
Real Estate Portfolio*....................................     88      274       477       1,061
Small Company Value Portfolio.............................    163      505       871       1,900
Aggressive Growth Portfolio*..............................     82      255       444         990
International Growth and Income Portfolio.................    124      387       670       1,477
Global Equities Portfolio.................................     97      303       525       1,166
International Diversified Equities Portfolio*.............    127      397       686       1,511
Emerging Markets Portfolio................................    160      496       855       1,867

---------------

* The amount of the voluntary fee waiver and/or expense reimbursements by the Adviser was less than $1.00.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                              ACCOUNT INFORMATION
--------------------------------------------------------------------------------

Shares of the Portfolios are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts") offered by life insurance companies affiliated with AIG SunAmerica Asset Management Corp. ("SAAMCo" or the "Adviser"), the Trust's investment adviser and manager. The term "Manager" as used in this Prospectus means either SAAMCo or other registered investment advisers that serve as subadvisers to the Trust, as the case may be. All shares of the Trust are owned by "Separate Accounts" of the life insurance companies. If you would like to invest in a Portfolio, you must purchase a Variable Contract from one of the life insurance companies. The Trust offers these classes of shares: Class 1, Class 2 and Class 3 shares. Class 1 shares of the Portfolios, which are issued only in connection with certain Variable Contracts, are offered through this Prospectus. Class 2 and Class 3 shares are offered through a separate prospectus.

You should be aware that the Variable Contracts involve fees and expenses that are not described in this prospectus, and that the contracts also may involve certain restrictions and limitations. You will find information about purchasing a Variable Contract and the Portfolios available to you in the prospectus that offers the contracts, which accompanies this Prospectus.

The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts through the various life insurance companies. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

DISTRIBUTION (12B-1) PLAN

Effective November 30, 2004, the 12b-1 plan for Class 1 shares of each Portfolio was terminated. Through November 30, 2004, each Portfolio, other than the Cash Management Portfolio, could have participated in directed brokerage programs, whereby a portion of the brokerage commissions generated by a Portfolio would be used to make payments to AIG SunAmerica Capital Services, Inc. (the "Distributor") to pay for various distribution activities. Such payments to the Distributor could not exceed an annual rate of 0.75% of the average daily net assets of Class 1 shares of each Portfolio. The distribution fees were used to compensate the Distributor and certain financial intermediaries to pay for activities principally intended to result in the sale of Class 1 shares of each Portfolio. Accordingly, for the year ended January 31, 2005, distribution fees were paid based on the aforementioned rate.

TRANSACTION POLICIES

VALUATION OF SHARES. The net asset value per share ("NAV") for each Portfolio and class is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets of each class by the number of such class's outstanding shares. The NAV for each Portfolio also may be calculated on any other day in which there is sufficient liquidity in the securities held by the Portfolio. As a result, the value of the Portfolio's shares may change on days when you will not be able to purchase or redeem your shares.

Investments for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless, in accordance with pricing procedures approved by the Trust's Board, the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures approved by the Board.

SunAmerica Series Trust

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. The Trust uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Certain of the Portfolios may invest to a large extent in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not price its shares. As a result, the value of these Portfolios' shares may change on days when the Trust is not open for purchases or redemptions.

BUY AND SELL PRICES. The Separate Accounts buy and sell shares of a Portfolio at NAV, without any sales or other charges.

EXECUTION OF REQUESTS. The Trust is open on those days when the New York Stock Exchange is open for regular trading. Buy and sell requests are executed at the next NAV to be calculated after the request is accepted by the Trust. If the order is received by the Trust, or the insurance company as its authorized agent, before the Trust's close of business (generally 4:00 p.m., Eastern time), the order will receive that day's closing price. If the order is received after that time, it will receive the next business day's closing price.

During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven business days or longer, as allowed by federal securities laws.

FREQUENT PURCHASES AND REDEMPTIONS OF SHARES

The Portfolios, which are offered only through Variable Contracts, are intended for long-term investment and not as frequent short-term trading ("market timing") vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers or redemptions should not acquire Variable Contracts that relate to shares of the Portfolios. The Board of Trustees has adopted policies and procedures with respect to market timing activity as discussed below.

The Trust believes that market timing activity is not in the best interest of its Portfolios' performance or their participants. Market timing can disrupt the ability of a Manager to invest assets in an orderly, long-term manner, which may have an adverse impact on the performance of the Portfolios. In addition, market timing may increase a Portfolio's expenses through: increased brokerage, transaction and administrative costs; forced and unplanned portfolio turnover; and large asset swings that decrease a Portfolio's ability to provide maximum investment return to all participants. This in turn can have an adverse effect on Portfolio performance.

Since certain Portfolios invest significantly in foreign securities and/or high yield fixed income securities ("junk bonds"), they may be particularly vulnerable to market timing. For a description of those Portfolios investing significantly in junk bonds or foreign securities, see page 6 of the Prospectus. Market timing in Portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a Portfolio's international portfolio securities trade and the time as of which the Portfolio's net asset value is calculated. Market timing in Portfolios investing significantly in junk bonds

                                                         SunAmerica Series Trust

may occur if market prices are not readily available for a Portfolio's junk bond holdings. Market timers may purchase shares of a Portfolio based on events occurring after foreign market closing prices are established but before calculation of the Portfolio's net asset value, or if they believe market prices for junk bonds are not accurately reflected by a Portfolio. One of the objectives of the Trust's fair value pricing procedures is to minimize the possibilities of this type of market timing (see "Transaction
Policies -- Valuation of Shares").

Shares of the Portfolios are generally held through insurance company separate accounts. The ability of the Trust to monitor transfers made by the participants in separate accounts maintained by financial intermediaries is limited by the institutional nature of these omnibus accounts. The Board's policy is that the Portfolios must rely on the insurance company separate account to both monitor market timing within a Portfolio and attempt to prevent it through their own policies and procedures. In situations in which the Trust becomes aware of possible market timing activity, it will notify the insurance company separate account in order to help facilitate the enforcement of such entity's market timing policies and procedures. There is no guarantee that the Trust will be able to detect market timing activity or the participants engaged in such activity, or, if it is detected, to prevent its recurrence. Whether or not the Trust detects it, if market timing activity occurs, then you should anticipate that you will be subject to the disruptions and increased expenses discussed above. The Trust reserves the right, in its sole discretion and without prior notice, to reject or refuse purchase orders received from insurance company separate accounts, whether directly or by transfer, including orders that have been accepted by a financial intermediary, that the Trust determines not to be in the best interest of the Portfolios. Such rejections or refusals will be applied uniformly without exception.

Please review your Variable Contract prospectus for more information regarding the insurance company's market timing policies and procedures, including any restrictions or limitations that the insurance company separate account may impose with respect to trades made through a Variable Contract.

Please refer to the documents pertaining to your Variable Contract prospectus on how to direct investments in or redemptions from (including making transfers into or out of) the Portfolios and any fees that may apply.

PORTFOLIO HOLDINGS

The Trust's policies and procedures with respect to the disclosure of the Portfolios' securities are described in the Statement of Additional Information.

DIVIDEND POLICIES AND TAXES

DISTRIBUTIONS. For each Portfolio, dividends from net investment income and capital gain distributions, if any, are declared and paid annually.

DISTRIBUTION REINVESTMENT. The dividends and distributions will be reinvested automatically in additional shares of the same Portfolio on which they were paid.

TAXABILITY OF A PORTFOLIO. Each Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. As long as each Portfolio is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders.

SunAmerica Series Trust

--------------------------------------------------------------------------------

             ADDITIONAL INFORMATION ABOUT THE "DOGS" OF WALL STREET
--------------------------------------------------------------------------------

The "DOGS" OF WALL STREET PORTFOLIO employs a passively managed "buy and hold" strategy that annually selects the following 30 stocks: (1) the 10 highest yielding common stocks in the Dow Jones Industrial Average and (2) the 20 other highest yielding stocks of the 400 largest industrial companies in the U.S. markets that have capitalizations of at least $1 billion and have received one of the two highest rankings from an independently published common stock ranking service on the basis of growth and stability of earnings and dividends. The stocks in the Portfolio will not change over the course of the year, even if there are adverse developments concerning a particular stock, an industry, the economy or the stock market generally. The annual selection of the thirty stocks that meet these criteria takes place no later than January 15th, on the basis of information as of the preceding December 31st. Immediately after the Portfolio buys and sells stocks, it will hold an equal value of each of the thirty stocks. In other words, the Portfolio will invest 1/30 of its assets in each of the stocks that make up its portfolio. Thereafter, when an investor purchases shares of the Portfolio, the Adviser invests the additional funds in the selected stocks based on each stock's respective percentage of the Portfolio's assets. Due to purchases and redemptions of Portfolio shares during the year and changes in the market value of the stocks held by the Portfolio, it is likely that the weightings of the stocks in the Portfolio will fluctuate throughout the course of the year. This may result in the Portfolio investing more than 25% of its assets in the securities of issuers in the same industry, to the extent such investments are selected according to the Portfolio's stock selection criteria.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                     MORE INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT STRATEGIES

Each Portfolio has its own investment goal and principal investment strategy for pursuing it as described in the charts beginning on page 3. The charts below summarize information about each Portfolio's investments. We have included a glossary to define the investment and risk terminology used in the charts and throughout this Prospectus. Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase under normal market conditions. You should consider your ability to assume the risks involved before investing in a Portfolio through one of the Variable Contracts.


------------------------------------------------------------------------------------------------------------------------
                                                FIXED INCOME PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------
                             CASH                                                  HIGH-YIELD       WORLDWIDE HIGH
                          MANAGEMENT       CORPORATE BOND       GLOBAL BOND           BOND              INCOME
------------------------------------------------------------------------------------------------------------------------
  What are the         - Fixed income     - Fixed income     - Fixed income     - Fixed income     - Fixed income
  Portfolio's            securities:        securities (at     securities (at     securities (at     securities (at
  principal              - U.S. treasury    least 80%):        least 80%):        least 80%):        least 80%):
  investments?             bills            - corporate        - U.S. and non-    - junk bonds     - junk bonds
                         - agency             bonds              U.S.             - convertible      (up to 100%)
                           discount         - investment         government         bonds            - emerging
                           notes              grade fixed        securities       - preferred          market
                         - commercial         income           - investment         stocks             government
                           paper              securities         grade            - zero coupon        securities
                         - corporate        - junk bonds         corporate          and deferred     - emerging
                           debt               (up to 35%)        bonds              interest           market
                           instruments      - U.S.             - mortgage and       bonds              corporate
                       - Short-term           government         asset-backed                          debt
                         investments          securities         securities                            instruments
                         - repurchase                        - Short-term                            - Eurobonds
                           agreements                          investments                           - Brady bonds
                         - bank                              - Currency
                           obligations                         transactions
                                                             - Foreign
                                                               securities
------------------------------------------------------------------------------------------------------------------------
  What other types of  N/A                - Fixed income     - Options and      - Equity           - Fixed income
  investments or                            securities:        futures            securities:        securities
  strategies may the                        - preferred      - Forward            - convertible      - U.S. and
  Portfolio use to a                          stocks           commitments          securities         non-U.S.
  significant extent?                       - zero coupon,   - Mortgage and       - warrants           government
                                              deferred         currency swaps   - Fixed income         securities
                                              interest and   - Credit,            securities:        - investment
                                              PIK bonds        interest- rate     - U.S.               grade
                                              (up to 35%)      and total            government         corporate
                                          - Foreign            return swaps         securities         bonds
                                            securities       - Hybrid             - investment     - Currency
                                          - When-issued and    instruments          grade bonds      transactions
                                            delayed          - Deferred           - PIK bonds      - Illiquid
                                            delivery           interest bonds   - Foreign            securities (up
                                            transactions     - Inverse            securities         to 15%)
                                          - Illiquid           floaters         - Short-term       - Borrowing for
                                            securities (up   - Illiquid           investments        temporary or
                                            to 15%)            securities (up                        emergency
                                          - Pass-through       to 15%)                               purposes
                                            securities       - Pass-through                          (up to 33 1/3%)
                                          - Convertible        securities
                                            securities       - Borrowing for
                                                               temporary or
                                                               emergency
                                                               purposes
                                                               (up to 33 1/3%)
------------------------------------------------------------------------------------------------------------------------

SunAmerica Series Trust


------------------------------------------------------------------------------------------------------------------------
                                                FIXED INCOME PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------
                             CASH                                                  HIGH-YIELD       WORLDWIDE HIGH
                          MANAGEMENT       CORPORATE BOND       GLOBAL BOND           BOND              INCOME
------------------------------------------------------------------------------------------------------------------------
  What other types of  - Short-term       - Short-term       - Mortgage dollar  - Borrowing for    - Hybrid
  investments may the    investments        investments        rolls              temporary or       instruments
  Portfolio use as       - municipal      - Defensive        - Zero coupon,       emergency        - Options and
  part of efficient        obligations      investments        deferred           purposes           Futures
  portfolio                               - Options and        interest and       (up to 33 1/3%)  - Forward
  management or to                          futures            PIK bonds        - Illiquid           commitments
  enhance return?                           (up to 10%)      - Firm               securities
                                          - Borrowing for      commitments and    (up to 15%)
                                            temporary or       when-issued or   - Loan
                                            emergency          delayed --         participations
                                            purposes           delivery           and assignments
                                            (up to 33 1/3%)    transactions     - Short sales
                                          - Securities       - Forward          - Rights
                                            lending            commitments
                                            (up to 33 1/3%)  - Loan
                                          - Currency           participations
                                            transactions       and assignments
                                          - Currency swaps   - Securities
                                          - Credit swaps       lending (up to
                                          - Interest rate      33 1/3%)
                                            swaps, caps,     - Interest rate
                                            floors and         swaps, caps and
                                            collars            collars
                                          - Total return
                                            swaps
                                          - Hybrid
                                            instruments
------------------------------------------------------------------------------------------------------------------------
  What additional      - Interest rate    - Credit quality   - Credit quality   - Active trading   - Active trading
  risks normally         fluctuations     - Currency         - Currency         - Credit quality   - Credit quality
  affect the           - Securities         volatility         volatility       - Illiquidity      - Currency
  Portfolio?             selection        - Derivatives      - Derivatives      - Interest rate      volatility
                                          - Foreign          - Emerging           fluctuations     - Derivatives
                                            exposure           markets          - Market           - Emerging
                                          - Illiquidity      - Foreign            volatility         markets
                                          - Interest rate      exposure         - Securities       - Foreign
                                            fluctuations     - Hedging            selection          exposure
                                          - Market           - Illiquidity      - Short sales      - Illiquidity
                                            volatility       - Interest rate      risks            - Interest rate
                                          - Securities         fluctuations                          fluctuations
                                            selection        - Market                              - Market
                                          - Small and          volatility                            volatility
                                            medium sized     - Non-diversified                     - Non-diversified
                                            companies          status                                status
                                                             - Prepayment                          - Securities
                                                             - Securities                            selection
                                                               selection
------------------------------------------------------------------------------------------------------------------------

                                                         SunAmerica Series Trust


------------------------------------------------------------------------------------------------------------------------------
                                                      BALANCED PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
                                                                                       SUNAMERICA
                                                                                        BALANCED
------------------------------------------------------------------------------------------------------------------------------
  What are the Portfolio's principal investments?             - Equity securities:
                                                                - common stocks
                                                              - Fixed income securities (at least 25%):
                                                                - U.S. government securities
                                                                - corporate debt instruments
------------------------------------------------------------------------------------------------------------------------------
  What other types of investments or strategies may the       - Equity securities:
  Portfolio use to a significant extent?                        - small-cap stocks (up to 20%)
                                                              - Short-term investments
                                                              - Defensive investments
                                                              - Foreign securities
                                                              - Illiquid securities (up to 15%)
                                                              - Junk bonds (up to 15%)
------------------------------------------------------------------------------------------------------------------------------
  What other types of investments may the Portfolio use as    - Options and futures
  part of efficient portfolio management or to enhance        - Currency transactions
  return?                                                     - Borrowing for temporary or emergency purposes (up to
                                                                33 1/3%)
                                                              - Securities lending (up to 33 1/3%)
------------------------------------------------------------------------------------------------------------------------------
  What additional risks normally affect the Portfolio?        - Active trading
                                                              - Credit quality
                                                              - Currency volatility
                                                              - Derivatives
                                                              - Foreign exposure
                                                              - Hedging
                                                              - Illiquidity
                                                              - Interest rate fluctuations
                                                              - Market volatility
------------------------------------------------------------------------------------------------------------------------------

SunAmerica Series Trust


---------------------------------------------------------------------------------------------
                                      EQUITY PORTFOLIOS
---------------------------------------------------------------------------------------------
               TELECOM UTILITY     EQUITY INCOME        EQUITY INDEX      GROWTH-INCOME
---------------------------------------------------------------------------------------------
  What are     - Equity          - Equity            - Equity            - Equity
  the            securities:       securities:         securities:         securities:
  Portfolio's    - common          - common stocks     - common stocks     - large-cap
  principal        stocks                                (at least 80%)      stocks
 investments?    - convertible                                             - mid-cap
                   securities                                                stocks
               - REITs
---------------------------------------------------------------------------------------------
  What other   - Fixed income    - Equity            N/A                 - Foreign
  types of       securities:       securities:                             securities
  investments    - corporate       - convertible                           (up to 25%)
  or               bonds             securities
  strategies     - investment    - Fixed income
  may the          grade fixed     securities:
  Portfolio        income          - preferred
  use to a         securities        stocks
  significant    - preferred       - junk bonds (up
  extent?          stocks            to 20%)
                                 - Foreign
                                   securities
                                   (up to 25%)
---------------------------------------------------------------------------------------------
  What other   - Short-term      - Short-term        - Short-term        - Short-term
  types of       investments       investments         investments         investments
  investments  - Defensive       - Defensive         - Defensive         - Defensive
  may the        investments       investments         investments         investments
  Portfolio    - Options and     - Options and       - Options and       - Borrowing for
  use as part    futures           futures             futures             temporary or
  of           - Borrowing for   - Borrowing for       (up to 10%)         emergency
  efficient      temporary or      temporary or      - Borrowing for       purposes
  portfolio      emergency         emergency           temporary or        (up to
  management     purposes (up      purposes            emergency           33 1/3%)
  or to          to 33 1/3%)       (up to 33 1/3%)     purposes          - Options and
  enhance      - Securities      - Securities          (up to 33 1/3%)     futures
  return?        lending           lending           - Securities
                 (up to            (up to 33 1/3%)     lending
                 33 1/3%)        - Illiquid            (up to 33 1/3%)
               - Hybrid            securities        - Illiquid
                 instruments       (up to 15%)         securities
                                 - Forward             (up to 15%)
                                   commitments       - Small-cap stocks
                                 - Registered        - Registered
                                   investment          investment
                                   companies           companies
                                 - Firm commitments  - Firm commitments
                                 - When issued and   - When issued and
                                   delayed-            delayed-
                                   delivery            delivery
                                   transactions        transactions
                                 - IPOs
---------------------------------------------------------------------------------------------
  What         - Active trading  - Active trading    - Derivatives       - Active trading
  additional   - Derivatives     - Credit quality    - Illiquidity       - Derivatives
  risks        - Market          - Derivatives       - Market            - Foreign
  normally       volatility      - Foreign exposure    volatility          exposure
  affect the   - Real estate     - Illiquidity       - Passively-managed - Growth stocks
  Portfolio?     industry        - Interest rate       strategy          - Large cap
               - Securities        fluctuations                            companies
                 selection       - IPO investing                         - Market
               - Utility         - Market                                  volatility
                 industry          volatility                            - Medium sized
                                 - Securities                              companies
                                   selection                             - Securities
                                                                           selection
---------------------------------------------------------------------------------------------

                                                         SunAmerica Series Trust


-------------------------------------------------------------------------------------------------------------
                                              EQUITY PORTFOLIOS
-------------------------------------------------------------------------------------------------------------
                        FEDERATED                                 "DOGS" OF WALL
                     AMERICAN LEADERS    DAVIS VENTURE VALUE          STREET           ALLIANCE GROWTH
-------------------------------------------------------------------------------------------------------------
  What are the     - Equity securities:  - Equity securities:  - Equity securities:  - Equity securities:
  Portfolio's        - large-cap stocks    - large-cap stocks    - large-cap stocks    - large-cap stocks
  principal
  investments?
-------------------------------------------------------------------------------------------------------------
  What other       - Equity securities:  - Equity securities:  N/A                   - Foreign securities
  types of           - mid-cap stocks      - mid-cap stocks                            (up to 25%)
  investments may  - Foreign             - Foreign securities
  the Portfolio      securities:
  or strategies      - ADRs
  use to a
  significant
  extent?
-------------------------------------------------------------------------------------------------------------
  What other       - Short-term          - Short-term          - Short-term          - Short-term
  types of           investments           investments           investments           investments
  investments may  - Defensive           - Defensive           - Defensive           - Defensive
  the Portfolio      investments           investments           investments           investments
  use as part of   - Options and         - U.S. government     - Borrowing for       - Borrowing for
  efficient          futures               securities            temporary or          temporary or
  portfolio        - Borrowing for                               emergency purposes    emergency purposes
  management or      temporary or                                (up to 33 1/3%)       (up to 33 1/3%)
  to enhance         emergency purposes                        - Options and         - Options and
  return?            (up to 33 1/3%)                             futures               futures
                   - Securities lending
                     (up to 33 1/3%)
-------------------------------------------------------------------------------------------------------------
  What additional  - Derivatives         - Foreign exposure    - Derivatives         - Active trading
  risks normally   - Large cap           - Large cap           - Large cap           - Derivatives
  affect the         companies             companies             companies           - Foreign exposure
  Portfolio?       - Market volatility   - Market volatility   - Market volatility   - Growth stocks
                   - Securities          - Medium sized        - Non-diversified     - Large cap
                     selection             companies             status                companies
                                         - Securities          - Passively managed   - Market volatility
                                           selection             strategy            - Securities
                                                               - Securities            selection
                                                                 selection
-------------------------------------------------------------------------------------------------------------

SunAmerica Series Trust


---------------------------------------------------------------------------------------------------
                                         EQUITY PORTFOLIOS
---------------------------------------------------------------------------------------------------
                   PUTNAM GROWTH:                          SMALL COMPANY
                      VOYAGER           REAL ESTATE            VALUE         AGGRESSIVE GROWTH
---------------------------------------------------------------------------------------------------
  What are the   - Equity            - Equity            - Equity            - Equity
  Portfolio's      securities          securities:         securities :        securities:
  principal        - common stock      - mid-cap stocks    - small-cap         - small-cap
  investments?                         - small-cap           stocks              stocks
                                         stocks              (at least 80%)    - mid-cap stocks
                                     - Fixed income                            - convertible
                                       securities:                               securities
                                       - preferred                             - warrants
                                         stocks                              - Defensive
                                     - REITs                                   investments
---------------------------------------------------------------------------------------------------
  What other     - Foreign           - Foreign           - Fixed income      - Equity
  types of         securities (up      securities          securities:         securities:
  investments      to 20%)           - Equity              - U.S.              - large-cap
  or strategies                        securities:           government          stocks
  may the                              - convertible         securities
  Portfolio use                          stocks            - corporate debt
  to a                               - Fixed income          instruments
  significant                          securities:         - preferred
  extent?                              - corporate           stocks
                                         bonds           - Foreign
                                                           securities
                                                           (up to 25%)
---------------------------------------------------------------------------------------------------
  What other     - Short-term        - Short-term        - Short-term        - Borrowing for
  types of         investments         investments         investments         temporary or
  investments    - Currency          - Defensive         - Defensive           emergency
  may the          transactions        investments         investments         purposes
  Portfolio use  - Defensive         - U.S. government   - Borrowing for       (up to 33 1/3%)
  as part of       investments         securities          temporary or      - Options and
  efficient      - Borrowing for                           emergency           futures
  portfolio        temporary or                            purposes          - Illiquid
  management or    emergency                               (up to 33 1/3%)     securities
  to enhance       purposes                              - Securities          (up to 15%)
  return?        - Options and                             lending           - Short-term
                   futures                                 (up to 33 1/3%)     investments
                 - Warrants                              - Illiquid          - IPOs
                 - Hybrid                                  securities
                   instruments                             (up to 15%)
                 - IPOs                                  - Forward
                                                           commitments
                                                         - Registered
                                                           investment
                                                           companies
                                                         - Firm commitments
                                                         - When issued and
                                                           delayed-
                                                           delivery
                                                           transactions
                                                         - REITs
                                                         - Equity
                                                           securities
                                                           - convertible
                                                             securities
                                                           - warrants
                                                           - rights
---------------------------------------------------------------------------------------------------
  What           - Currency          - Foreign exposure  - Foreign exposure  - Active trading
  additional       volatility        - Interest rate     - Illiquidity       - Derivatives
  risks          - Derivatives         fluctuations      - Interest rate     - Growth stocks
  normally       - Foreign exposure  - Market              fluctuations      - Hedging
  affect the     - Growth stocks       volatility        - Market            - Illiquidity
  Portfolio?     - Hedging           - Real estate         volatility        - IPO investing
                 - IPO investing       industry          - Securities        - Market
                 - Market            - Securities          selection           volatility
                   volatility          selection         - Small companies   - Securities
                 - Securities        - Small and medium                        selection
                   selection           sized companies                       - Small and medium
                                                                               sized companies
                                                                             - Technology
                                                                               sector
---------------------------------------------------------------------------------------------------

                                                         SunAmerica Series Trust


------------------------------------------------------------------------------------------------------
                                       INTERNATIONAL PORTFOLIOS
------------------------------------------------------------------------------------------------------
                      INTERNATIONAL                           INTERNATIONAL
                    GROWTH AND INCOME    GLOBAL EQUITIES       DIVERSIFIED       EMERGING MARKETS
                                                                 EQUITIES
------------------------------------------------------------------------------------------------------
  What are the      - Equity            - Equity            - Equity            - Equity
  Portfolio's         securities:         securities (at      securities (at      securities:
  principal           - large-cap         least 80%):         least 80%)          - small-cap
  investments?          stocks            - large-cap       - Foreign               stocks
                        (foreign)           stocks            securities          - mid-cap stocks
                    - Foreign             - mid-cap stocks                      - Foreign
                      securities        - Foreign                                 securities:
                                          securities                              - emerging
                                                                                  markets
                                                                                  (at least 80%)
------------------------------------------------------------------------------------------------------
  What other types  - Equity            - Foreign           - Equity            - Hybrid
  of investments      securities:         securities:         securities:         instruments
  or strategies       - mid-cap stocks    - emerging          - convertible     - Equity swaps
  may the               (foreign)           markets             securities      - Options and
  Portfolio use to  - Foreign                                 - warrants          futures
  a significant       securities:                             - rights
  extent?             - emerging                            - Futures
                        markets                             - Foreign
                    - Fixed income                            securities:
                      securities:                             - emerging
                      - junk bonds                              markets
                       (up to 20%)
------------------------------------------------------------------------------------------------------
  What other types  - Equity            - Short-term        - Short-term        - Illiquid
  of investments      securities:         investments         investments         securities
  may the             - small-cap       - Currency          - Defensive           (up to 15%)
  Portfolio use as      stocks            transactions        investments       - Borrowing for
  part of               (foreign)       - Defensive         - Currency            temporary or
  efficient           - large-cap         investments         transactions        emergency
  portfolio             stocks (U.S.)   - Borrowing for     - Illiquid            purposes
  management or to  - Currency            temporary or        securities          (up to 33 1/3%)
  enhance return?     transactions        emergency           (up to 15%)       - Currency
                    - Short-term          purposes (up to   - Options and         transactions
                      investments         33 1/3%)            futures           - Short term
                    - Hybrid            - Options and       - Forward             investments
                      instruments         futures             commitments       - IPOs
                    - Equity swaps                          - Registered
                    - IPOs                                    investment
                                                              companies
                                                            - ETFs
                                                            - Firm commitment
                                                              agreements
                                                            - Securities
                                                              lending
                                                              (up to 33 1/3%)
------------------------------------------------------------------------------------------------------
  What additional   - Active trading    - Active trading    - Active trading    - Active trading
  risks normally    - Credit quality    - Currency          - Currency          - Currency
  affect the        - Currency            volatility          volatility          volatility
  Portfolio?          volatility        - Derivatives       - Derivatives       - Derivatives
                    - Emerging markets  - Emerging markets  - Emerging markets  - Emerging markets
                    - Foreign exposure  - Foreign exposure  - Foreign exposure  - Foreign exposure
                    - Growth stocks     - Growth stocks     - Growth stocks     - Growth stocks
                    - Hedging           - Hedging           - Hedging           - Illiquidity
                    - IPO investing     - Market            - Illiquidity       - IPO investing
                    - Market              volatility        - Market            - Market
                      volatility        - Securities          volatility          volatility
                    - Securities          selection         - Sector risk       - Securities
                      selection                             - Securities          selection
                                                              selection
------------------------------------------------------------------------------------------------------

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SunAmerica Series Trust

--------------------------------------------------------------------------------

                                    GLOSSARY
--------------------------------------------------------------------------------

INVESTMENT TERMINOLOGY

BORROWING FOR TEMPORARY OR EMERGENCY PURPOSES involves the borrowing of cash or securities by a Portfolio in limited circumstances, including to meet redemptions. Borrowing will cost a Portfolio interest expense and other fees. Borrowing may exaggerate changes in a Portfolio's net asset value and the cost may reduce a Portfolio's return.

BRADY BONDS are foreign securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging market for new bonds in connection with debt restructurings under a debt restructuring plan by former U.S. Secretary of the Treasury, Nicholas F. Brady.

CREDIT SWAPS involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of an underlying security. Credit swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive or make a payment from the other party upon the occurrence of specified credit events.

CURRENCY SWAPS involve the exchange of the parties' respective rights to make or receive payments in specified currencies.

CURRENCY TRANSACTIONS include the purchase and sale of currencies to facilitate the settlement of securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates or to enhance returns.

DEFENSIVE INVESTMENTS include high quality fixed income securities, repurchase agreements and other money market instruments. A Portfolio may make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.

EQUITY SECURITIES, such as COMMON STOCKS, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as CONVERTIBLE PREFERRED STOCK, CONVERTIBLE BONDS, WARRANTS and RIGHTS, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

     - CONVERTIBLE SECURITIES are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.

     - MARKET CAPITALIZATION RANGES. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding securities of the company. Generally, large-cap stocks will include companies that fall within the range of the Russell 1000 Index, mid-cap stocks will include companies that fall within the capitalization range of the Russell Midcap Index(R), and small-cap stocks will include companies that fall within the range of the Russell 2000(R) Index.

       Due to fluctuations in market conditions, there may be some overlap among capitalization categories. The market capitalization of companies within any Portfolio's investments may change over time; however, a Portfolio will not sell a stock just because a company has grown to a market capitalization outside the appropriate range. The Portfolios may, on occasion, purchase companies with a market capitalization above/or below the range.

     - WARRANTS are rights to buy common stock of a company at a specified price during the life of the warrant.

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                                                         SunAmerica Series Trust

     - RIGHTS represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

EQUITY SWAPS allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities or an index) for a component of return on another non-equity or equity investment.

EUROBONDS are bonds issued and traded outside the country whose currency it is denominated in, and outside the regulatory jurisdictions of a single country, and is usually a bond issued by a non-European company for sale in Europe.

FIRM COMMITMENT AGREEMENTS and WHEN-ISSUED or DELAYED-DELIVERY TRANSACTIONS call for the purchase or sale of securities at an agreed-upon price on a specified future date. At the time of delivery of the securities, the value may be more or less than the purchase price.

FIXED INCOME SECURITIES are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a SENIOR FIXED INCOME SECURITY is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities include:

     - U.S. GOVERNMENT SECURITIES are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

     - CORPORATE DEBT INSTRUMENTS (BONDS, NOTES AND DEBENTURES) are securities representing a debt of a corporation. The issuer is obligated to repay a principal amount of indebtedness at a stated time in the future and in most cases to make periodic payments of interest at a stated rate.

     - HIGH INCOME SECURITIES, with respect to the Worldwide High Income Portfolio, are defined as medium and lower-grade income securities, which include securities rated at the time of purchase BBB or lower by Standard & Poor's ("S&P") or rated Baa or lower by Moody's Investors Service, Inc. ("Moody's") and unrated securities determined by the Subadviser to be comparable quality at the time of purchase.

     - An INVESTMENT GRADE FIXED INCOME SECURITY is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by the Adviser or Subadviser). The two best-known debt rating agencies are S&P and Moody's. INVESTMENT GRADE refers to any security rated "BBB" or above by S&P or "Baa" or above by Moody's.

     - A JUNK BOND is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.

     - PASS-THROUGH SECURITIES involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include MORTGAGE-BACKED SECURITIES, COLLATERALIZED MORTGAGE OBLIGATIONS, COMMERCIAL MORTGAGE-BACKED SECURITIES, and ASSET-BACKED SECURITIES.

SunAmerica Series Trust

     - PREFERRED STOCKS receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.

     - ZERO-COUPON BONDS, DEFERRED INTEREST BONDS AND PIK BONDS. Zero coupon and deferred interest bonds are debt obligations issued or purchased at a significant discount from face value. A step-coupon bond is one in which a change in interest rate is fixed contractually in advance. Payable-in-kind ("PIK") bonds are debt obligations that provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations.

FOREIGN SECURITIES are issued by companies located outside of the United States, including emerging markets. Foreign securities may include foreign corporate and government bonds, foreign equity securities, foreign investment companies, passive foreign investment companies ("PFICs"), American Depositary Receipts ("ADRs") or other similar securities that represent interests in foreign equity securities, such as European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). An EMERGING MARKET country is generally one with a low or middle income economy that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and economic conditions and the list of emerging market countries may vary by Adviser or Subadviser. With respect to the CORPORATE BOND PORTFOLIO, foreign securities includes those securities issued by companies whose principal securities trading markets are outside the U.S., that derive a significant share of their total revenue from either goods or services produced or sales made in markets outside the U.S., that have a significant portion of their assets outside the U.S., that are linked to non-U.S. dollar currencies or that are organized under the laws of, or with principal offices in, another country.

FORWARD COMMITMENTS are commitments to purchase or sell securities at a future date. A Portfolio purchasing a forward commitment assumes the risk of any decline in value of the securities beginning on the date of the agreement. Similarly, a Portfolio selling such securities does not participate in further gains or losses on the date of the agreement.

HYBRID INSTRUMENTS, such as INDEXED STRUCTURED SECURITIES (i.e., Standard and Poor's Depositary Receipts ("SPDRs") and iShares(SM)) and other EXCHANGE TRADED FUNDS ("ETFS"), can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero.

ILLIQUID/RESTRICTED SECURITIES are subject to legal or contractual restrictions that may make them difficult to sell. A security that cannot easily be sold within seven days will generally be considered illiquid. Certain restricted securities (such as Rule 144A securities) are not generally considered illiquid because of their established trading market.

INTEREST RATE SWAPS, CAPS, FLOORS AND COLLARS. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

INVERSE FLOATERS are leveraged inverse floating rate debt instruments. The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values.

                                                         SunAmerica Series Trust

Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid securities for purposes of a Portfolio's 15% limitation on investments in such securities.

LOAN PARTICIPATIONS AND ASSIGNMENTS are investments in which a Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. As a result, a Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

MORTGAGE SWAPS are similar to interest-rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, upon which the value of the interest payments is based, is tied to a reference pool or pools of mortgages.

OPTIONS AND FUTURES are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets, instruments or a market or economic index. An option gives its owner the right, but not the obligation, to buy ("call") or sell ("put") a specified amount of a security at a specified price within a specified time period. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price. Certain Portfolios may also purchase and write (sell) option contracts on swaps, commonly referred to as swaptions. A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed-upon terms.

REGISTERED INVESTMENT COMPANIES are investments by a Portfolio in other investment companies which are registered in accordance with the federal securities laws.

REITs (real estate investment trusts) are trusts that invest primarily in commercial real estate or real estate related loans. The value of an interest in a REIT may be affected by the value and the cash flows of the properties owned or the quality of the mortgages held by a Portfolio.

ROLL TRANSACTIONS involve the sale of mortgage or other asset-backed securities ("roll securities") with the commitment to purchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date.

SECURITIES LENDING involves a loan of securities by a Portfolio in exchange for cash or collateral. A Portfolio earns interest on the loan while retaining ownership of the security.

SHORT SALES involve the selling of a security which the Portfolio does not own in anticipation of a decline in the market value of the security. In such transactions the Portfolio borrows the security for delivery to the buyer and must eventually replace the borrowed security for return to the lender. The Portfolio bears the risk that price at the time of replacement may be greater than the price at which the security was sold. A short sale is "against the box" to the extent that a Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short.

SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses. With respect to the Cash Management Portfolio, short-term investments may also include investment in taxable municipal obligations which are debt obligations of a state or local government entity and an outgrowth of the tax reform act of 1986, which restricted the issuance of traditional tax-exempt securities. Taxable municipal bonds are issued as private purpose bonds to finance such prohibited projects as a sports stadium, as municipal revenue bonds where caps apply, or as public purpose bonds where the 10% private use limitation has been exceeded.

SunAmerica Series Trust

TOTAL RETURN SWAPS are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component.

RISK TERMINOLOGY

ACTIVE TRADING: A strategy used whereby a Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio. In addition, because a Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. During periods of increased market volatility, active trading may be more pronounced. In the "Financial Highlights" section we provide each Portfolio's portfolio turnover rate for each of the last five fiscal years.

CREDIT QUALITY: The creditworthiness of an issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue JUNK BONDS. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

CURRENCY VOLATILITY: The value of a Portfolio's foreign investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio's non-U.S. dollar denominated securities.

DERIVATIVES: A derivative is any financial instrument whose value is based on, and determined by, another security, index or benchmark (i.e., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed "over the counter" markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in the portfolio, the Portfolio will be exposed to the risks associated with hedging as described in this glossary. To the extent an option or futures contract is used to enhance return, rather than as a hedge, a Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when an issuer is in an EMERGING MARKET. Historically, the markets of EMERGING MARKET countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

GROWTH STOCKS: Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.

HEDGING: Hedging is a strategy in which a Portfolio uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very

                                                         SunAmerica Series Trust

useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the derivative will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

ILLIQUIDITY: There may not be a market for certain securities making it difficult or impossible to sell at the time and the price that the seller would like.

INTEREST RATE FLUCTUATIONS: The volatility of fixed income securities is due principally to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates. As interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

IPO INVESTING: A Portfolio's purchase of shares issued as part of, or a short period after, companies' initial public offerings ("IPOs"), exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time.

LARGE CAP COMPANIES: Large cap companies tend to go in and out of favor based on market and economic conditions. Large cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, a Portfolio's value may not rise as much as the value of portfolios that emphasize smaller cap companies.

MARKET VOLATILITY: The stock and/or bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Portfolio's portfolio.

NON-DIVERSIFIED STATUS: Portfolios registered as "non-diversified" investment companies can invest a larger portion of their assets in the stock of a single company than can diversified investment companies, and thus they can concentrate in a smaller number of securities. A non-diversified investment company's risk may increase because the effect of each security on the Portfolio's performance is greater.

PASSIVELY MANAGED STRATEGY: A Portfolio following a passively managed strategy will not deviate from its investment strategy. In the case of "Dogs" of Wall Street Portfolio, this entails buying and holding thirty stocks selected through objective selection criteria (except to the extent necessary to comply with applicable federal tax laws). In other cases, it may involve a passively managed strategy utilized to achieve investment results that correspond to a particular market index. Such a Portfolio will not sell stocks in its portfolio and buy different stocks over the course of a year, even if there are adverse developments concerning a particular stock, company or industry. There can be no assurance that the strategy will be successful.

PREPAYMENT: Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other pass-through securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates a Portfolio may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by a Portfolio may exhibit price characteristics of longer-term debt securities.

REAL ESTATE INDUSTRY: Risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If the Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. In addition, REITs are dependent upon management skill, may not be diversified and are subject to project financing risks. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to

SunAmerica Series Trust

qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and to maintain exemption from registration under the Investment Company Act of 1940.

SECURITIES SELECTION: A strategy used by a Portfolio, or securities selected by its portfolio manager, may fail to produce the intended return.

SHORT SALE RISKS: Short sales by a Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

SMALL AND MEDIUM SIZED COMPANIES: Companies with smaller market capitalizations (particularly under $1.35 billion) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of medium sized companies are also usually more volatile and entail greater risks than securities of large companies.

UTILITY INDUSTRY: Risks include (i) utility companies' difficulty in earning adequate returns on investment despite frequent rate increases; (ii) restrictions on operations and increased costs and delays due to governmental regulations; (iii) building or construction delays; (iv) environmental regulations; (v) difficulty of the capital markets in absorbing utility debt and equity securities; (vi) difficulties in obtaining fuel at reasonable prices and
(vii) potential effect of deregulation.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                                   MANAGEMENT
--------------------------------------------------------------------------------

INFORMATION ABOUT THE INVESTMENT ADVISER AND MANAGER

SAAMCo serves as investment adviser and manager for all the Portfolios of the Trust. SAAMCo selects the Subadvisers for Portfolios, manages the investments for certain Portfolios, provides various administrative services and supervises the daily business affairs of each Portfolio. SAAMCo was organized in 1982 under the laws of Delaware, and managed, advised or administered assets in excess of $42.9 billion as of December 31, 2004. SAAMCo is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992

SAAMCo has received an exemptive order from the Securities and Exchange Commission that permits SAAMCo, subject to certain conditions, to enter into agreements relating to the Trust with Subadvisers approved by the Board of Trustees without obtaining shareholder approval. The exemptive order also permits SAAMCo, subject to the approval of the Board but without shareholder approval, to employ new Subadvisers for new or existing Portfolios, change the terms of particular agreements with Subadvisers or continue the employment of existing Subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders will be notified of any Subadviser changes. Shareholders of a Portfolio have the right to terminate an agreement with a Subadviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio.

In addition to serving as investment adviser and manager of the Trust, SAAMCo serves as adviser, manager and/or administrator for AIG Series Trust, Anchor Series Trust, Seasons Series Trust, SunAmerica Focused Series, Inc., SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Senior Floating Rate Fund, Inc., VALIC Company I and VALIC Company II.

For the fiscal year ended January 31, 2005, each Portfolio paid SAAMCo a fee equal to the following percentage of average daily net assets:

                         PORTFOLIO                             FEE
                         ---------                            -----
Cash Management Portfolio...................................  0.50%
Corporate Bond Portfolio....................................  0.56%
Global Bond Portfolio.......................................  0.69%
High-Yield Bond Portfolio...................................  0.61%
Worldwide High Income Portfolio.............................  0.98%
SunAmerica Balanced Portfolio...............................  0.63%
Telecom Utility Portfolio...................................  0.75%
Equity Income Portfolio.....................................  0.65%
Equity Index Portfolio......................................  0.40%
Growth-Income Portfolio.....................................  0.55%
Federated American Leaders Portfolio........................  0.69%
Davis Venture Value Portfolio...............................  0.71%
"Dogs" of Wall Street Portfolio.............................  0.60%
Alliance Growth Portfolio...................................  0.61%
Putnam Growth: Voyager Portfolio............................  0.83%
Real Estate Portfolio.......................................  0.78%
Small Company Value Portfolio...............................  1.00%
Aggressive Growth Portfolio.................................  0.71%
International Growth and Income Portfolio...................  0.95%
Global Equities Portfolio...................................  0.78%

SunAmerica Series Trust

                         PORTFOLIO                             FEE
                         ---------                            -----
International Diversified Equities Portfolio................  1.00%
Emerging Markets Portfolio..................................  1.25%

INFORMATION ABOUT THE SUBADVISERS

ALLIANCE CAPITAL MANAGEMENT L.P. (Alliance) is a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, NY 10105. Alliance is a leading global investment management firm. Alliance provides management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. Alliance is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. As of December 31, 2004, Alliance had approximately $539 billion in assets under management.

BANC OF AMERICA CAPITAL MANAGEMENT, LLC (BACAP) is located at One Bank of America Plaza, Charlotte, NC 28255. BACAP is dedicated to providing responsible investment management and superior service and manages money for corporations, endowments and foundations, public funds/municipalities and individuals. As of December 31, 2004, BACAP had over $193 billion in assets under management.

DAVIS SELECTED ADVISERS, L.P. D/B/A DAVIS ADVISORS (Davis) is located at 2949 East Elvira Road, Suite 101, Tucson, AZ 85706. Davis provides advisory services to other investment companies. The Subadvisory Agreement with Davis provides that Davis may delegate any of its responsibilities under the agreement to one of its affiliates, including Davis Selected Advisers -- NY, Inc., a wholly-owned subsidiary; however, Davis remains ultimately responsible (subject to supervision by SAAMCo) for the assets of the Portfolios allocated to it. As of December 31, 2004, Davis had approximately $58 billion in assets under management.

FEDERATED INVESTMENT MANAGEMENT COMPANY and FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA (collectively, Federated) are located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. Effective May 1, 2004, Federated Investment Management Company became Subadviser for the Corporate Bond Portfolio, and Federated Equity Management Company of Pennsylvania became Subadviser for the Telecom Utility Portfolio and the Federated American Leaders Portfolio. Previously, the Subadviser for each of these Portfolios was Federated Investment Counseling. Both the new Subadvisers and the previous Subadviser are wholly owned subsidiaries of Federated Investors, Inc. The change in Subadviser entities did not change the portfolio managers for the three Portfolios. Federated and affiliated companies serve as investment advisor to a number of investment companies and private accounts. As of December 31, 2004, Federated and affiliated companies had approximately $179.3 billion in assets under management.

FRANKLIN ADVISORY SERVICES, LLC (Franklin) is a Delaware limited liability company located at One Parker Plaza, 9th Floor, Fort Lee, NJ 07024. Franklin is a wholly-owned subsidiary of Franklin Resources, Inc. (referred to as Franklin Templeton Investments), a publicly owned company engaged in the financial services industry through its subsidiaries. As of December 31, 2004, Franklin Templeton Investments managed approximately $402 billion in assets composed of mutual funds and other investment vehicles for individuals, institutions, pension plans, trusts and partnerships in 128 countries.

GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL (GSAM-International), a business unit of the Investment Management Division of Goldman, Sachs & Co. (Goldman Sachs), is located at Christchurch Court 10-15 Newgate Street, London EC1A 7HD, England. GSAM-International has been a member of the Investment Management Regulatory Organization Limited, a United Kingdom self-regulatory organization, since 1990 and a registered investment adviser since 1991. As of December 31, 2004, GSAM-International, along with other units of the Investment Management Division of Goldman Sachs, had approximately $451.3 billion in assets under management.

MORGAN STANLEY INVESTMENT MANAGEMENT INC. (MSIM Inc.) is a subsidiary of Morgan Stanley and conducts a worldwide portfolio management business providing a broad range of services to customers in

                                                         SunAmerica Series Trust

the U.S. and abroad. MSIM Inc. is located at 1221 Avenue of the Americas, New York, NY 10020. MSIM Inc. does business in certain circumstances, including its role as a Subadviser to the Trust, using the name "VAN KAMPEN." As of December 31, 2004, MSIM Inc. together with its affiliated asset management companies had approximately $431.4 billion in assets under management.

PUTNAM INVESTMENT MANAGEMENT, LLC (Putnam) is a Delaware limited liability company with principal offices at One Post Office Square, Boston, MA 02109. Putnam has been managing mutual funds since 1937 and serves as investment adviser to the funds in the Putnam Family. As of December 31, 2004, Putnam had approximately $213.3 billion in assets under management.

U.S. BANCORP ASSET MANAGEMENT, INC. (USBAM) is located at 800 Nicollet Mall, Minneapolis, MN 55402. USBAM (formerly U.S. Bancorp Piper Jaffrey Asset Management) served as investment adviser to separately managed accounts, in addition to the First American Family of Funds. As of December 31, 2004, USBAM had more than $123.7 billion in assets under management.

SAAMCo compensates the various Subadvisers out of the advisory fees that it receives from the respective Portfolios. SAAMCo may terminate any agreement with a Subadviser without shareholder approval.

INFORMATION ABOUT THE DISTRIBUTOR

AIG SunAmerica Capital Services, Inc. (the "Distributor") distributes each Portfolio's shares and incurs the expenses of distributing the Portfolios' shares under a Distribution Agreement with respect to the Portfolios, none of which are reimbursed by or paid for by the Portfolios. The Distributor is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.

SunAmerica Series Trust

PORTFOLIO MANAGEMENT

The investment manager(s) and/or management team(s) that have primary responsibility for the day-to-day management of the Portfolios are set forth below in the following table. Unless otherwise noted, a management team's members share responsibility in making investment decisions on behalf of a Portfolio and no team member is limited in his/her role with respect to the management team. The Cash Management Portfolio is subadvised by BACAP.

The Statement of Additional Information provides information regarding the portfolio managers listed below, including other accounts they manage, their ownership interest in the Portfolio(s) that they serve as portfolio manager, and the structure and method used by the Adviser/Subadviser to determine their compensation.


---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Corporate Bond Portfolio   Federated                   - Joseph M. Balestrino           Mr. Balestrino joined
                                                          Senior Vice President and      Federated in 1986 as a Project
                                                          Portfolio Manager              Manager in the Product Design
                                                                                         Department and became an
                                                                                         Assistant Vice President and
                                                                                         Investment Analyst in 1991. He
                                                                                         became a Vice President and
                                                                                         portfolio manager in 1995 and
                                                                                         a Senior Vice President in
                                                                                         1998. Mr. Balestrino serves as
                                                                                         a back-up portfolio manager to
                                                                                         this Portfolio.

                                                        - Mark E. Durbiano               Mr. Durbiano joined Federated
                                                          Senior Vice President and      in 1982 as an Investment
                                                          Portfolio Manager              Analyst and became a Vice
                                                                                         President and portfolio
                                                                                         manager in 1988. He has been a
                                                                                         Senior Vice President since
                                                                                         1996.

                                                        - Christopher J. Smith           Mr. Smith joined Federated in
                                                          Vice President and Portfolio   1995 as a Portfolio Manager
                                                          Manager                        and Vice President. Mr. Smith
                                                                                         holds the Chartered Financial
                                                                                         Analyst designation.
---------------------------------------------------------------------------------------------------------------------------

                                                         SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Corporate Bond Portfolio    Federated                  - Nathan H. Kehm                 Mr. Kehm joined Federated in
 (continued)                                              Vice President and Portfolio   1997 as an Investment Analyst.
                                                          Manager                        He was promoted to Assistant
                                                                                         Vice President and Senior
                                                                                         Investment Analyst in 1999 and
                                                                                         Vice President in 2001. Mr.
                                                                                         Kehm holds the Chartered
                                                                                         Financial Analyst designation.
---------------------------------------------------------------------------------------------------------------------------
 Global Bond Portfolio       GSAM-International         - Andrew F. Wilson               Mr. Wilson joined GSAM in 1995
                                                          Managing Director, Co-Head     as a senior Global Fixed
                                                          of Global Fixed Income and     Income portfolio manager, was
                                                          Currency Management and        promoted to Managing Director
                                                          Senior Portfolio Manager       in 1999 and is now Co-Head of
                                                                                         the global fixed income and
                                                                                         currency business. During his
                                                                                         tenure with GSAM he has been
                                                                                         responsible for Global Fixed
                                                                                         Income positioning, is a
                                                                                         member of the Fixed Income
                                                                                         Investment Strategy group and
                                                                                         is also a member of the Global
                                                                                         Asset Allocation Committee.
                                                                                         Prior to joining GSAM Mr.
                                                                                         Wilson was a Senior Global
                                                                                         Fixed Income Portfolio Manager
                                                                                         at Rothschild Asset
                                                                                         Management.
---------------------------------------------------------------------------------------------------------------------------

SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Global Bond Portfolio      GSAM-International          - Philip Moffitt                 Mr. Moffitt joined GSAM in
 (continued)                                              Managing Director, Co-Head     1999. He is Co-Head of our
                                                          of Global Fixed Income and     Global Fixed Income and
                                                          Currency Management and        Currency Business. Prior to
                                                          Senior Portfolio Manager       joining GSAM he worked for
                                                                                         three years as a proprietary
                                                                                         trader for Tokai Asia Ltd in
                                                                                         Hong Kong. Before that Mr.
                                                                                         Moffitt spent ten years with
                                                                                         Bankers Trust Asset Management
                                                                                         in Australia, where he was a
                                                                                         Managing Director responsible
                                                                                         for all active global fixed
                                                                                         income funds as well as a
                                                                                         member of the Asset Allocation
                                                                                         Committee.

                                                        - Iain Lindsay                   Mr. Lindsay joined GSAM in
                                                          Managing Director, Global      2001 and is currently Managing
                                                          Fixed Income and Currency      Director of Global Fixed
                                                          and Senior Portfolio Manager   Income and Currency
                                                                                         Management. In addition, he is
                                                                                         a senior investment
                                                                                         professional in GSAM's global
                                                                                         fixed income and currency team
                                                                                         and is a member of its Fixed
                                                                                         Income Strategy Group. Prior
                                                                                         to joining GSAM in 2001, Mr.
                                                                                         Lindsay was with JP Morgan
                                                                                         Investment Management where he
                                                                                         was a portfolio manager and a
                                                                                         sell-side fixed income
                                                                                         investment strategist.
---------------------------------------------------------------------------------------------------------------------------

                                                         SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 High-Yield Bond            SAAMCo                      - Thomas Reeg                    Mr. Reeg joined SAAMCo in 2004
 Portfolio                                                Portfolio Manager              as a portfolio manager. In
                                                                                         addition to his position with
                                                                                         SAAMCo, Mr. Reeg is currently
                                                                                         Managing Director and
                                                                                         Portfolio Manager, Leverage
                                                                                         Finance Group of AIG Global
                                                                                         Investment Corp. (AIGGIC).
                                                                                         Prior to joining AIGGIC in
                                                                                         2002, he was a senior research
                                                                                         analyst with Bank One Capital
                                                                                         Markets from 2001 to 2002 and
                                                                                         ABN AMRO from 1999 to 2001.
                                                                                         Mr. Reeg holds the Chartered
                                                                                         Financial Analyst designation.

                                                        - Greg A. Braun                  Mr. Braun joined SAAMCo in
                                                          Portfolio Manager              2002 as a portfolio manager.
                                                                                         In addition to his position
                                                                                         with SAAMCo, Mr. Braun is
                                                                                         currently Managing Director
                                                                                         and Portfolio Manager,
                                                                                         CDO/Mutual Funds of AIGGIC.
                                                                                         Prior to joining AIGGIC in
                                                                                         2001, Mr. Braun was a senior
                                                                                         credit analyst with American
                                                                                         General Investment Management,
                                                                                         L.P. (AGIM) from 1996 to 2001.
                                                                                         Mr. Braun holds the Chartered
                                                                                         Financial Analyst designation.
---------------------------------------------------------------------------------------------------------------------------

SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Worldwide High Income      Van Kampen                  High Yield Team includes:
 Portfolio
                                                        - Sheila Finnerty                Ms. Finnerty is a Managing
                                                          Managing Director and          Director and Portfolio Manager
                                                          Portfolio Manager              of MSIM Inc. Ms. Finnerty
                                                                                         joined Morgan Stanley in 1993
                                                                                         and has been with MSIM Inc.
                                                                                         since 1998. Ms. Finnerty is a
                                                                                         co-team leader of the
                                                                                         Portfolio.

                                                        - Gordon W. Loery                Mr. Loery is an Executive
                                                          Executive Director and         Director and Portfolio Manager
                                                          Portfolio Manager              of MSIM Inc. Mr. Loery joined
                                                                                         Morgan Stanley & Co.
                                                                                         Incorporated (Morgan Stanley),
                                                                                         a MSIM Inc. affiliate, in 1990
                                                                                         as a fixed income analyst and
                                                                                         has been a Portfolio Manager
                                                                                         with MSIM Inc.'s affiliate
                                                                                         Miller Anderson & Sherrerd,
                                                                                         LLP (MAS) since 1996.

                                                        Emerging Markets Debt Team
                                                        includes:
                                                        - Abigail McKenna                Ms. McKenna joined MSIM in
                                                          Managing Director and          1996. Ms. McKenna is a co-
                                                          Portfolio Manager              team leader of the Portfolio.

                                                        - Eric Baurmeister               Mr. Baurmeister joined MSIM
                                                          Executive Director and         Inc. in 1997 and is a
                                                          Portfolio Manager              portfolio manager of the
                                                                                         emerging markets debt
                                                                                         portfolio. Prior to joining
                                                                                         MSIM Inc., he was a portfolio
                                                                                         manager at MIMCO from 1992 to
                                                                                         1996. He holds the Chartered
                                                                                         Financial Analyst designation.

                                                        - Federico Kuane                 Mr. Kuane joined MSIM in 2002.
                                                          Executive Director and         Prior to 2002, Mr. Kuane was a
                                                          Portfolio Manager              Senior Vice President and
                                                                                         Senior Economist at Goldman
                                                                                         Sachs.
---------------------------------------------------------------------------------------------------------------------------

                                                         SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 SunAmerica Balanced        SAAMCo                      - Francis D. Gannon              Mr. Gannon has been a
 Portfolio                                                Senior Vice President and      portfolio manager with SAAMCo
                                                          Portfolio Manager              since 1996. He joined SAAMCo
                                                        Fixed Income Investment Team     in 1993 as an equity analyst.
                                                        includes:
                                                        - Thomas Reeg                    See above.
                                                          Portfolio Manager
                                                        - Greg Braun                     See above.
                                                          Portfolio Manager


---------------------------------------------------------------------------------------------------------------------------
 Telecom Utility            Federated                   - John L. Nichol                 Mr. Nichol joined Federated in
 Portfolio                                                Vice President and Portfolio   September 2000 as an Assistant
                                                          Manager                        Vice President/Senior
                                                                                         Investment Analyst. Prior to
                                                                                         joining Federated, Mr. Nichol
                                                                                         was a securities analyst and
                                                                                         portfolio manager for the
                                                                                         Public Employees Retirement
                                                                                         System of Ohio from 1992
                                                                                         through August 2000. Mr.
                                                                                         Nichol holds the Chartered
                                                                                         Financial Analyst designation.
---------------------------------------------------------------------------------------------------------------------------
 Equity Income Portfolio    USBAM                       - Cori B. Johnson                Ms. Johnson joined USBAM in
                                                          Portfolio Manager              1991 as a securities analyst.
                                                                                         She became a portfolio manager
                                                                                         in 1993. She holds the
                                                                                         Chartered Financial Analyst
                                                                                         designation.

                                                        - Gerald C. Bren                 Mr. Bren joined USBAM in 1972
                                                          Portfolio Manager              as an investment analyst. He
                                                                                         became a portfolio manager in
                                                                                         1987. He holds the Chartered
                                                                                         Financial Analyst designation.
---------------------------------------------------------------------------------------------------------------------------

SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Equity Index Portfolio     USBAM                       - Walter French                  Mr. French, who joined USBAM
                                                          Director of                    in 1999, is director of the
                                                          Quantitative                   Quantitative group and equity
                                                          Group and                      index and enhanced index
                                                          Portfolio                      portfolio manager. Prior to
                                                          Manager                        joining USBAM, he was Chief
                                                                                         Investment Officer and
                                                                                         portfolio manager at Berkeley
                                                                                         Quantitative Advisors, Inc., a
                                                                                         firm he co-founded in 1987.
---------------------------------------------------------------------------------------------------------------------------
 Growth-Income Portfolio    Alliance                    - Michael R. Baldwin             Mr. Baldwin joined the company
                                                          Portfolio Manager and Senior   in 1989 and is currently
                                                          Vice President                 Senior Vice President,
                                                                                         Portfolio Manager and
                                                                                         Associate Director of
                                                                                         Research.
---------------------------------------------------------------------------------------------------------------------------
 Federated American         Federated                   - Kevin R. McCloskey             Mr. McCloskey, who joined
 Leaders Portfolio                                        Vice President and Portfolio   Federated in 1999 as a
                                                          Manager                        portfolio manager, is a Vice
                                                                                         President. From September 1994
                                                                                         to July 1999, he served as a
                                                                                         portfolio manager, and from
                                                                                         January 1994 to September
                                                                                         1994, he served as an
                                                                                         investment/quantitative
                                                                                         analyst at Killian Asset
                                                                                         Management Corpora-
                                                                                         tion. Mr. McCloskey holds the
                                                                                         Chartered Financial Analyst
                                                                                         designation.
---------------------------------------------------------------------------------------------------------------------------

                                                         SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Federated American         Federated                   - William Dierker                Mr. Dierker joined Federated
 Leaders Portfolio                                        Senior Vice President and      in September 2004 as a Senior
 (continued)                                              Senior Portfolio Manager       Portfolio Manager/ Senior Vice
                                                                                         President. Prior to joining
                                                                                         Federated, he was a Senior
                                                                                         Portfolio Manager and Managing
                                                                                         Director of the value equity
                                                                                         team at Banc One Investment
                                                                                         Advisers from April 2003 to
                                                                                         September 2004. He served as
                                                                                         Vice President, Equity
                                                                                         Securities with Nationwide
                                                                                         Insurance Enterprise from
                                                                                         September 1999 to January
                                                                                         2002, and as Vice
                                                                                         President/Portfolio Manager
                                                                                         with Gartmore Global
                                                                                         Investments, a subsidiary of
                                                                                         Nationwide, from January 2002
                                                                                         to April 2003. Mr. Dierker
                                                                                         holds the Chartered Financial
                                                                                         Analyst designation.
---------------------------------------------------------------------------------------------------------------------------
 Davis Venture Value        Davis                       - Christopher C. Davis           Mr. Davis has been employed by
 Portfolio                                                Portfolio Manager              Davis since 1989 as a research
                                                                                         analyst, assistant portfolio
                                                                                         manager, co-portfolio manager,
                                                                                         and portfolio manager.

                                                        - Kenneth C. Feinberg            Mr. Feinberg has been employed
                                                          Portfolio Manager              by Davis since 1994 as a
                                                                                         research analyst, assistant
                                                                                         portfolio manager, and
                                                                                         portfolio manager.
---------------------------------------------------------------------------------------------------------------------------

SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 "Dogs" of Wall Street      SAAMCo                      - Steve A. Neimeth               Mr. Neimeth joined the firm as
 Portfolio                                                Senior Vice President and      a portfolio manager in April
                                                          Portfolio Manager              2004. Prior to joining SAAMCo,
                                                                                         Mr. Neimeth was a portfolio
                                                                                         manager of the Neuberger
                                                                                         Berman Large-Cap Value Fund
                                                                                         since 2002. Between 1997 and
                                                                                         2002, Mr. Neimeth was a
                                                                                         portfolio manager and research
                                                                                         analyst at Bear Stearns Asset
                                                                                         Management.
---------------------------------------------------------------------------------------------------------------------------
 Alliance Growth            Alliance                    - Scott Wallace                  Mr. Wallace joined Alliance
 Portfolio                                                Senior Vice President and      Capital in 2001. Prior to
                                                          Large Cap Growth Portfolio     joining Alliance, he was with
                                                          Manager                        J.P. Morgan for 15 years,
                                                                                         where he was a managing
                                                                                         director and held a variety of
                                                                                         roles in the U.S. and abroad,
                                                                                         most recently as head of
                                                                                         equities in Japan.
---------------------------------------------------------------------------------------------------------------------------
 Putnam Growth: Voyager     Putnam                      - Kelly A. Morgan                Ms. Morgan is a Managing
 Portfolio                                                Managing Director and          Director and Chief Investment
                                                          Portfolio Manager              Officer of Putnam's Large-Cap
                                                                                         Growth team, and is a
                                                                                         portfolio leader for other
                                                                                         Putnam funds. Ms. Morgan
                                                                                         joined Putnam in 1996 and has
                                                                                         16 years of investment
                                                                                         experience. Ms. Morgan is a
                                                                                         co-Portfolio Leader.
---------------------------------------------------------------------------------------------------------------------------

                                                         SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Putnam Growth: Voyager     Putnam                      - Robert E. Ginsberg             Mr. Ginsberg is a Managing
 Portfolio (continued)                                    Managing Director and          Director and a portfolio
                                                          Portfolio Manager              leader, as well as a portfolio
                                                                                         member, for several Putnam
                                                                                         funds. Mr. Ginsberg joined
                                                                                         Putnam in 2004 and has 7 years
                                                                                         of investment experience.
                                                                                         Before joining Putnam, he was
                                                                                         a Portfolio Manager and Senior
                                                                                         Equity Analyst with Delaware
                                                                                         Investments from 1997 to 2004.
                                                                                         Mr. Ginsberg holds the
                                                                                         Chartered Financial Analyst
                                                                                         designation. In addition, he
                                                                                         is the other co-Portfolio
                                                                                         Leader.

                                                        - Saba S. Malak                  Mr. Malak is a Managing
                                                          Managing Director and          Director and a portfolio
                                                          Portfolio Manager              member for other Putnam funds.
                                                                                         Mr. Malak, who joined Putnam
                                                                                         in 1997, has 7 years of
                                                                                         investment experience. Mr.
                                                                                         Malak is a Portfolio Member.
---------------------------------------------------------------------------------------------------------------------------
 Real Estate Portfolio      Davis                       - Andrew A. Davis                Mr. Davis has been employed by
                                                          Portfolio Manager              Davis since 1994 as a research
                                                                                         analyst, assistant portfolio
                                                                                         manager, co-portfolio manager
                                                                                         and portfolio manager.

                                                        - Chandler Spears                Mr. Spears joined Davis in
                                                          Portfolio Manager              2000 as a securities analyst.
                                                                                         Prior to his employment at
                                                                                         Davis, he served as director
                                                                                         of investor relations for
                                                                                         Charles E. Smith Residential
                                                                                         Realty and principal and
                                                                                         director of real estate
                                                                                         research of SNL Securities,
                                                                                         LC, both in Virginia.
---------------------------------------------------------------------------------------------------------------------------

SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Small Company Value        Franklin                    Investment team includes:
 Portfolio
                                                        - William J. Lippman             Mr. Lippman joined Franklin in
                                                          President and Portfolio        1988 and is currently a Senior
                                                          Manager                        Vice President of Franklin
                                                                                         Templeton Investments as well
                                                                                         as President and Trustee of
                                                                                         Franklin Managed Trust. He is
                                                                                         a member of the Franklin
                                                                                         Institutional Small Cap Value
                                                                                         Equity Management team. Mr.
                                                                                         Lippman is the lead portfolio
                                                                                         manager of this Portfolio.

                                                        - Bruce Baughman                 Mr. Baughman joined Franklin
                                                          Senior Vice President and      in 1988 and is currently a
                                                          Portfolio Manager              Senior Vice President. He is a
                                                                                         member of the Franklin
                                                                                         Institutional Small Cap Value
                                                                                         Equity Management team. Mr.
                                                                                         Baughman is a back-up
                                                                                         portfolio manager of this
                                                                                         Portfolio.

                                                        - Margaret McGee                 Ms. McGee joined Franklin in
                                                          Vice President and Portfolio   1988 and is currently a Vice
                                                          Manager                        President. She is a member of
                                                                                         the Franklin Institutional
                                                                                         Small Cap Value Equity
                                                                                         Management team. Ms. McGee is
                                                                                         a back-up portfolio manager of
                                                                                         this Portfolio.

                                                        - Don Taylor                     Mr. Taylor joined Franklin in
                                                          Senior Vice President and      1996 and is currently a Senior
                                                          Portfolio Manager              Vice President. He is a member
                                                                                         of the Franklin Institutional
                                                                                         Small Cap Value Equity
                                                                                         Management team. Mr. Taylor is
                                                                                         a back-up portfolio manager of
                                                                                         this Portfolio.
---------------------------------------------------------------------------------------------------------------------------

                                                         SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Aggressive Growth          SAAMCo                      - Brian P. Clifford              Mr. Clifford joined SAAMCo in
 Portfolio                                                Vice President and Portfolio   February 1998 as a portfolio
                                                          Manager                        manager and was named Vice
                                                                                         President in October 1999.
                                                                                         From 1995 until he joined
                                                                                         SAAMCo, Mr. Clifford was a
                                                                                         portfolio manager with Morgan
                                                                                         Stanley Dean Witter.
---------------------------------------------------------------------------------------------------------------------------
 International Growth and   Putnam                      Investment team includes:
 Income Portfolio
                                                        - Pamela R. Holding              Ms. Holding joined Putnam in
                                                          Managing Director and Senior   1995 and has 16 years of
                                                          Portfolio Manager              investment industry
                                                                                         experience. She is currently a
                                                                                         Senior Portfolio Manager in
                                                                                         Putnam's International Value
                                                                                         team and is the portfolio
                                                                                         leader for the Putnam
                                                                                         International Growth and
                                                                                         Income Fund. Ms. Holding holds
                                                                                         the Chartered Financial
                                                                                         Analyst designation. Ms.
                                                                                         Holding is the lead portfolio
                                                                                         manager of this Portfolio.
---------------------------------------------------------------------------------------------------------------------------

SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 International Growth and   Putnam                      - George W. Stairs               Mr. Stairs joined Putnam in
 Income Portfolio                                         Senior Vice President and      1994 and has 17 years of
 (continued)                                              Senior Portfolio Manager       investment experience. He is a
                                                                                         portfolio member on Putnam's
                                                                                         International Core Equity and
                                                                                         International Value Equity
                                                                                         teams and is a portfolio
                                                                                         member of the Putnam
                                                                                         International Equity Fund and
                                                                                         International Growth and
                                                                                         Income Fund. Mr. Stairs holds
                                                                                         the Chartered Financial
                                                                                         Analyst designation.

                                                        - J. Fredrick Copper             Mr. Copper joined Putnam in
                                                          Senior Vice President and      2001 and has 13 years of
                                                          Portfolio Manager              investment experience. He is a
                                                                                         portfolio member in Putnam
                                                                                         Small and Mid Cap Value and
                                                                                         International Value teams.
                                                                                         From 1998 to 2001, Mr. Copper
                                                                                         was employed at Wellington
                                                                                         Management Company. Mr. Copper
                                                                                         holds the Chartered Financial
                                                                                         Analyst designation.
---------------------------------------------------------------------------------------------------------------------------
 Global Equities            Alliance                    Global Large Cap Growth Group:
 Portfolio

                                                        - Stephen Beinhacker             Mr. Beinhacker joined the
                                                          Senior Vice President and      company in 1992 and is
                                                          Portfolio Manager              currently a Senior Vice
                                                                                         President and
                                                                                         Global/International Large Cap
                                                                                         Growth Portfolio Manager. He
                                                                                         is also a member of the
                                                                                         European Growth team.
---------------------------------------------------------------------------------------------------------------------------
 International              Van Kampen                  - Ann Thivierge                  Ms. Thivierge joined MSIM Inc.
 Diversified Equities                                     Managing Director and          in 1986 and is currently a
 Portfolio                                                Portfolio Manager              Managing Director.
---------------------------------------------------------------------------------------------------------------------------

                                                         SunAmerica Series Trust


---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Emerging Markets           Putnam                      - Stephen S. Oler, CFA           Mr. Oler is a Senior Vice
 Portfolio                                                Senior Vice President and      President and Senior Portfolio
                                                          Senior Portfolio Manager       Manager on the Emerging
                                                                                         Markets Equity team. He joined
                                                                                         Putnam in 1997. Mr. Oler is a
                                                                                         CFA charterholder and has 19
                                                                                         years of investment
                                                                                         experience.

                                                        - Daniel Grana, CFA              Mr. Grana is a Vice President
                                                          Vice President and Portfolio   and Portfolio Manager on the
                                                          Manager                        Emerging Markets Equity team.
                                                                                         He joined Putnam in 1999. Mr.
                                                                                         Grana is a CFA charterholder
                                                                                         and has 10 years of investment
                                                                                         experience. Before joining
                                                                                         Putnam he was with Goldman
                                                                                         Sachs & Company during 1998
                                                                                         and Merrill Lynch & Co. from
                                                                                         1993 to 1997.
---------------------------------------------------------------------------------------------------------------------------

CUSTODIAN, TRANSFER AND DIVIDEND PAYING AGENT

State Street Bank and Trust Company, Boston, MA, acts as Custodian of the Trust's assets as well as Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                             FINANCIAL HIGHLIGHTS*
--------------------------------------------------------------------------------
The following Financial Highlights tables for Class 1 shares each Portfolio are intended to help you understand the Portfolios' financial performance for the past 5 years (or for periods since commencement of operations). Certain information reflects financial results for a single Portfolio share. The total returns in each table represent the rate that an investor would have earned on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). Separate Account charges are not reflected in the total returns. If these amounts were reflected, returns would be less than those shown. This information has been audited by PricewaterhouseCoopers, LLP, whose report, along with each Portfolio's financial statements, is included in the Trust's Annual Report to shareholders, which is available upon request.

-------------------------------------------------------------------------------------------------------------------------------
               NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
  ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
-------------------------------------------------------------------------------------------------------------------------------
                                               Cash Management Portfolio Class 1
01/31/01     $10.94      $0.66       $ (0.02)       $  0.64        $(0.45)        $   --         $(0.45)      $11.13      5.95%
01/31/02      11.13       0.37          0.02           0.39         (0.45)            --          (0.45        11.07      3.48
01/31/03      11.07       0.15         (0.02)          0.13         (0.37)            --          (0.37)       10.83      1.22
01/31/04      10.83       0.08          0.00           0.08         (0.23)            --          (0.23)       10.68      0.72
01/31/05      10.68       0.10         (0.01)          0.09         (0.08)            --          (0.08)       10.69      0.86
                                               Corporate Bond Portfolio Class 1
01/31/01      11.12       0.89         (0.02)          0.87         (0.77)            --          (0.77)       11.22      8.11
01/31/02      11.22       0.84         (0.26)          0.58         (0.63)            --          (0.63)       11.17      5.27
01/31/03      11.17       0.80         (0.02)          0.78         (0.71)            --          (0.71)       11.24      7.17
01/31/04      11.24       0.69          0.71           1.40         (0.72)            --          (0.72)       11.92     12.67
01/31/05      11.92       0.65          0.07           0.72         (0.62)            --          (0.62)       12.02      6.18
                                                 Global Bond Portfolio Class 1
01/31/01      10.83       0.45          0.63           1.08         (0.70)            --          (0.70)       11.21     10.35
01/31/02      11.21       0.43          0.02           0.45         (1.03)            --          (1.03)       10.63      4.03
01/31/03      10.63       0.42          0.25           0.67         (0.18)         (0.15)         (0.33)       10.97      6.36
01/31/04      10.97       0.36          0.05           0.41            --             --             --        11.38      3.74
01/31/05      11.38       0.32          0.18           0.50            --          (0.14)         (0.14)       11.74      4.38
                                               High-Yield Bond Portfolio Class 1
01/31/01      10.54       1.09         (1.44)         (0.35)        (1.11)            --          (1.11)        9.08     (3.44)
01/31/02       9.08       0.98         (1.94)         (0.96)        (1.11)            --          (1.11)        7.01    (10.11)
01/31/03       7.01       0.63         (0.98)         (0.35)        (0.99)            --          (0.99)        5.67     (3.92)
01/31/04       5.67       0.58          1.21           1.79         (0.46)            --          (0.46)        7.00     32.41
01/31/05       7.00       0.61          0.35           0.96         (0.66)            --          (0.66)        7.30     14.59
                                            Worldwide High Income Portfolio Class 1
01/31/01      10.59       1.12         (0.76)          0.36         (1.21)            --          (1.21)        9.74      3.67
01/31/02       9.74       0.93         (1.85)         (0.92)        (1.17)            --          (1.17)        7.65     (8.61)
01/31/03       7.65       0.67         (0.72)         (0.05)        (1.06)            --          (1.06)        6.54      0.45
01/31/04       6.54       0.52          1.11           1.63         (0.63)            --          (0.63)        7.54     25.40
01/31/05       7.54       0.56          0.07           0.63         (0.49)            --          (0.49)        7.68      8.64
                                             SunAmerica Balanced Portfolio Class 1
01/31/01      19.06       0.36         (1.46)         (1.10)        (0.22)         (0.10)         (0.32)       17.64     (5.88)
01/31/02      17.64       0.31         (3.12)         (2.81)        (0.33)         (0.48)         (0.81)       14.02    (15.86)
01/31/03      14.02       0.25         (2.34)         (2.09)        (0.34)            --          (0.34)       11.59    (14.95)
01/31/04      11.59       0.18          1.95           2.13         (0.29)            --          (0.29)       13.43     18.51
01/31/05      13.43       0.28          0.32           0.60         (0.21)            --          (0.21)       13.82      4.52

----------  -------------------------------------------------
              NET                    RATIO OF NET
             ASSETS     RATIO OF      INVESTMENT
             END OF    EXPENSES TO    INCOME TO
  PERIOD     PERIOD      AVERAGE       AVERAGE      PORTFOLIO
  ENDED     (000'S)    NET ASSETS     NET ASSETS    TURNOVER
----------  -------------------------------------------------
                    Cash Management Portfolio Class 1
01/31/01    $404,005      0.52%          5.83%          --%
01/31/02     600,741      0.52           3.31           --
01/31/03     457,994      0.52           1.37           --
01/31/04     244,351      0.54           0.69           --
01/31/05     227,570      0.56           0.90           --
                    Corporate Bond Portfolio Class 1
01/31/01     199,334      0.69           7.99           36
01/31/02     258,912      0.67           7.41           83
01/31/03     263,378      0.65           7.17           45
01/31/04     277,860      0.64           5.89           46
01/31/05     279,090      0.63           5.46           32
                      Global Bond Portfolio Class 1
01/31/01     139,528      0.81(1)        4.07(1)       202
01/31/02     145,556      0.81           3.84          193
01/31/03     132,160      0.80           3.89           66
01/31/04     114,854      0.82           3.17          115
01/31/05     102,785      0.83           2.79           86
                    High-Yield Bond Portfolio Class 1
01/31/01     299,534      0.71(1)       10.98(1)       106
01/31/02     255,845      0.71          12.18          148
01/31/03     221,410      0.75          10.09          121
01/31/04     311,063      0.73           9.09          125
01/31/05     269,008      0.72           8.66           88
                 Worldwide High Income Portfolio Class 1
01/31/01     117,236      1.10          10.84          158
01/31/02      93,599      1.11(1)       10.97(1)       139
01/31/03      77,847      1.15           9.55          103
01/31/04      92,530      1.15           7.16          149
01/31/05      86,357      1.13           7.37           90
                  SunAmerica Balanced Portfolio Class 1
01/31/01     575,039      0.64           1.87          333
01/31/02     471,194      0.66           2.00          322
01/31/03     310,531      0.68           1.91          611
01/31/04     318,419      0.69           1.45          186
01/31/05     275,323      0.72(2)        2.03(2)       192

---------------

   *  Calculated based upon average shares outstanding.
  ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
      If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
 (1) Gross of custody credits of 0.01% and 0.01%, for the periods ending January 31, 2001 and January 31, 2002.
 (2) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

                                                                ---------------------
                                                                1/03    1/04    1/05
                                                                ---------------------
     SunAmerica Balanced Class 1..............................   --%     --%    0.00%

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                       FINANCIAL HIGHLIGHTS* (continued)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
              NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
             ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
             VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
 PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
  ENDED    OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
------------------------------------------------------------------------------------------------------------------------------
                                              Telecom Utility Portfolio Class 1
01/31/01    $14.42      $0.39        $(1.83)        $(1.44)       $(0.38)        $(0.21)        $(0.59)      $12.39    (10.27)%
01/31/02     12.39       0.70         (2.70)         (2.00)        (0.38)            --          (0.38)       10.01    (16.46)
01/31/03     10.01       0.41         (2.71)         (2.30)        (0.87)            --          (0.87)        6.84    (22.90)
01/31/04      6.84       0.36          1.25           1.61         (0.48)            --          (0.48)        7.97     24.12
01/31/05      7.97       0.34          0.75           1.09         (0.41)            --          (0.41)        8.65     14.11
                                               Equity Income Portfolio Class 1
01/31/01     10.25       0.21          1.27           1.48         (0.02)            --          (0.02)       11.71     14.44
01/31/02     11.71       0.21         (0.85)         (0.64)        (0.19)            --          (0.19)       10.88     (5.44)
01/31/03     10.88       0.18         (2.15)         (1.97)        (0.19)            --          (0.19)        8.72    (18.06)
01/31/04      8.72       0.13          2.61           2.74         (0.17)            --          (0.17)       11.29     31.51
01/31/05     11.29       0.15          0.40           0.55         (0.15)            --          (0.15)       11.69      4.95
                                                Equity Index Portfolio Class 1
01/31/01     11.88       0.08         (0.24)         (0.16)           --          (0.02)         (0.02)       11.70     (1.29)
01/31/02     11.70       0.08         (2.02)         (1.94)        (0.08)         (0.09)         (0.17)        9.59    (16.57)
01/31/03      9.59       0.09         (2.33)         (2.24)        (0.08)            --          (0.08)        7.27    (23.31)
01/31/04      7.27       0.10          2.34           2.44         (0.09)            --          (0.09)        9.62     33.68
01/31/05      9.62       0.13          0.41           0.54         (0.11)            --          (0.11)       10.05      5.65
                                               Growth-Income Portfolio Class 1
01/31/01     31.24       0.19         (0.65)         (0.46)        (0.13)         (1.60)         (1.73)       29.05     (1.63)
01/31/02     29.05       0.15         (6.00)         (5.85)        (0.19)         (1.26)         (1.45)       21.75    (19.96)
01/31/03     21.75       0.16         (4.86)         (4.70)        (0.17)            --          (0.17)       16.88    (21.61)
01/31/04     16.88       0.13          5.43           5.56         (0.19)            --          (0.19)       22.25     33.04
01/31/05     22.25       0.10          1.06           1.16         (0.16)            --          (0.16)       23.25      5.25
                                         Federated American Leaders Portfolio Class 1
01/31/01     15.87       0.25          1.37           1.62         (0.17)         (0.60)         (0.77)       16.72     10.62
01/31/02     16.72       0.16         (1.44)         (1.28)        (0.21)         (0.39)         (0.60)       14.84     (7.53)
01/31/03     14.84       0.19         (3.27)         (3.08)        (0.15)            --          (0.15)       11.61    (20.76)
01/31/04     11.61       0.21          3.63           3.84         (0.21)            --          (0.21)       15.24     33.25
01/31/05     15.24       0.23          0.82           1.05         (0.23)            --          (0.23)       16.06      6.95(4)

---------  ---------------------------------------------------
              NET                     RATIO OF NET
             ASSETS      RATIO OF      INVESTMENT
             END OF     EXPENSES TO    INCOME TO
 PERIOD      PERIOD       AVERAGE       AVERAGE      PORTFOLIO
  ENDED      (000S)     NET ASSETS     NET ASSETS    TURNOVER
---------  ---------------------------------------------------
                    Telecom Utility Portfolio Class 1
01/31/01   $  112,682      0.84%(1)       2.81% (1)     104%
01/31/02       84,766      0.85(1)        6.09(1)       102
01/31/03       52,982      0.95(3)        4.82(3)       123
01/31/04       50,898      0.98(3)        4.83(3)        19
01/31/05       50,866      0.97(3)        4.10(3)        29
                     Equity Income Portfolio Class 1
01/31/01        8,315      0.95(2)        1.94(2)        59
01/31/02        8,060      0.95(2)        1.89(2)        30
01/31/03        6,449      1.13(2)        1.84(2)        74
01/31/04        8,715      1.35(2)        1.35(2)        27
01/31/05        7,164      1.35(2)        1.28(2)        23
                     Equity Index Portfolio Class 1
01/31/01       63,786      0.55(2)        0.64(2)         4
01/31/02       51,434      0.55(2)        0.80(2)         5
01/31/03       37,586      0.55(2)        1.07(2)         4
01/31/04       49,616      0.55(2)        1.19(2)         1
01/31/05       46,789      0.55(2)        1.42(2)         4
                     Growth-Income Portfolio Class 1
01/31/01    1,931,070      0.57           0.60           52
01/31/02    1,450,218      0.58           0.62           56
01/31/03      877,271      0.59(3)        0.79(3)        45
01/31/04      981,864      0.64(3)        0.62(3)        56
01/31/05      831,173      0.64(3)        0.43(3)        44
              Federated American Leaders Portfolio Class 1
01/31/01      231,716      0.76           1.56           46
01/31/02      270,692      0.76           1.05           33
01/31/03      191,653      0.76(3)        1.41(3)        32
01/31/04      224,293      0.84(3)        1.55(3)        31
01/31/05      203,016      0.80(3)        1.47(3)        54

---------------

   *  Calculated based upon average shares outstanding.
  ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
      If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
 (1)  Gross of Custody Credits of 0.01%
 (2) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                 EXPENSES                       NET INVESTMENT INCOME (LOSS)
                                                   -------------------------------------    -------------------------------------
                                                   1/01    1/02    1/03    1/04    1/05     1/01    1/02    1/03    1/04    1/05
                                                   -------------------------------------    -------------------------------------
     Equity Income Class 1.......................  1.88%   1.91%   1.54%   1.77%   1.44%    1.01%   0.93%   1.43%   0.93%   1.19%
     Equity Index Class 1........................  0.55    0.59    0.58    0.62    0.63     0.64    0.76    1.04    1.12    1.34

 (3) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

                                                                ---------------------
                                                                1/03    1/04    1/05
                                                                ---------------------
     Telecom Utility Class 1..................................  0.07%   0.04%   0.01%
     Growth-Income Class 1....................................  0.01    0.04    0.03
     Federated American Leaders Class 1.......................  0.01    0.07    0.04

 (4) The Portfolio's performance figure was decreased by less than 0.01% from losses on the disposal of investments in violation of investment restrictions.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                       FINANCIAL HIGHLIGHTS* (continued)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
               NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
  ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
-------------------------------------------------------------------------------------------------------------------------------
                                             Davis Venture Value Portfolio Class 1
01/31/01     $26.44      $0.14        $ 3.19         $ 3.33        $(0.12)        $(0.28)        $(0.40)      $29.37     12.72%
01/31/02      29.37       0.12         (4.78)         (4.66)        (0.13)         (4.00)         (4.13)       20.58    (15.57)
01/31/03      20.58       0.15         (3.40)         (3.25)        (0.12)            --          (0.12)       17.21    (15.79)
01/31/04      17.21       0.21          6.47           6.68         (0.17)            --          (0.17)       23.72     38.95
01/31/05      23.72       0.24          2.20           2.44         (0.22)            --          (0.22)       25.94     10.35
                                            "Dogs" of Wall Street Portfolio Class 1
01/31/01       8.38       0.23          0.73           0.96         (0.22)         (0.10)         (0.32)        9.02     12.05
01/31/02       9.02       0.20          0.36           0.56         (0.20)            --          (0.20)        9.38      6.34
01/31/03       9.38       0.22         (1.44)         (1.22)        (0.17)            --          (0.17)        7.99    (13.07)
01/31/04       7.99       0.24          2.07           2.31         (0.24)            --          (0.24)       10.06     29.27
01/31/05      10.06       0.21          0.35           0.56         (0.25)            --          (0.25)       10.37      5.67
                                               Alliance Growth Portfolio Class 1
01/31/01      36.58      (0.04)        (3.40)         (3.44)           --          (4.94)         (4.94)       28.20    (10.17)
01/31/02      28.20       0.04         (6.61)         (6.57)           --          (2.22)         (2.22)       19.41    (23.05)
01/31/03      19.41       0.03         (5.87)         (5.84)        (0.04)            --          (0.04)       13.53    (30.08)
01/31/04      13.53       0.05          4.30           4.35         (0.04)            --          (0.04)       17.84     32.17
01/31/05      17.84       0.06          0.24           0.30         (0.06)            --          (0.06)       18.08      1.68
                                           Putnam Growth: Voyager Portfolio Class 1
01/31/01      26.48      (0.03)        (3.37)         (3.40)           --          (2.23)         (2.23)       20.85    (13.68)
01/31/02      20.85       0.02         (5.39)         (5.37)           --          (0.59)         (0.59)       14.89    (25.71)
01/31/03      14.89       0.03         (3.87)         (3.84)        (0.02)            --          (0.02)       11.03    (25.77)
01/31/04      11.03       0.01          3.24           3.25         (0.03)            --          (0.03)       14.25     29.51
01/31/05      14.25       0.07         (0.18)         (0.11)        (0.02)            --          (0.02)       14.12     (0.78)

----------  ---------------------------------------------------
               NET                     RATIO OF NET
              ASSETS      RATIO OF      INVESTMENT
              END OF     EXPENSES TO    INCOME TO
  PERIOD      PERIOD       AVERAGE       AVERAGE      PORTFOLIO
  ENDED       (000S)     NET ASSETS     NET ASSETS    TURNOVER
----------  ---------------------------------------------------
                   Davis Venture Value Portfolio Class 1
01/31/01    $2,808,045      0.75%          0.47%          26%
01/31/02     2,323,050      0.76           0.49           30
01/31/03     1,612,985      0.75           0.81           17
01/31/04     2,004,101      0.77           1.03           13
01/31/05     1,913,355      0.79(1)        1.03(1)         9
                  "Dogs" of Wall Street Portfolio Class 1
01/31/01        92,070      0.72           2.76           55
01/31/02       112,588      0.71           2.22           35
01/31/03        99,103      0.69           2.42           67
01/31/04       105,109      0.71           2.67           56
01/31/05        92,258      0.71           2.05           30
                     Alliance Growth Portfolio Class 1
01/31/01     2,810,098      0.64          (0.10)         101
01/31/02     1,928,115      0.65           0.17           86
01/31/03     1,007,655      0.65(1)        0.19(1)        51
01/31/04     1,105,466      0.68(1)        0.27(1)        63
01/31/05       873,722      0.70(1)        0.31(1)        82
                 Putnam Growth: Voyager Portfolio Class 1
01/31/01       732,943      0.79          (0.10)          84
01/31/02       486,747      0.82           0.11           94
01/31/03       271,199      0.86(1)        0.19(1)       120
01/31/04       288,148      0.93(1)        0.08(1)        56
01/31/05       232,556      0.93(1)        0.48(1)        71

---------------

   *  Calculated based upon average shares outstanding.
  ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
      If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
 (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
      (loss) to average net assets would have been higher by the following:

                                                                ---------------------
                                                                1/03    1/04    1/05
                                                                ---------------------
     Davis Venture Value Class 1..............................   --%     --%    0.00%
     Alliance Growth Class 1..................................  0.00    0.02    0.03
     Putnam Growth: Voyager Class 1...........................  0.01    0.04    0.02

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                         SunAmerica Series Trust

-------------------------------------------------------------------------------------------------------------------------------
               NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
  ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
-------------------------------------------------------------------------------------------------------------------------------
                                                 Real Estate Portfolio Class 1
01/31/01     $ 8.53     $ 0.39        $ 1.84         $ 2.23        $(0.36)        $   --         $(0.36)      $10.40     26.40%
01/31/02      10.40       0.56          0.16           0.72         (0.32)            --          (0.32)       10.80      7.12
01/31/03      10.80       0.55         (0.18)          0.37         (0.28)            --          (0.28)       10.89      3.41
01/31/04      10.89       0.50          4.58           5.08         (0.35)            --          (0.35)       15.62     47.02
01/31/05      15.62       0.41          2.63           3.04         (0.47)            --          (0.47)       18.19     19.58
                                             Small Company Value Portfolio Class 1
01/31/01      10.52      (0.05)         2.23           2.18            --          (2.26)         (2.26)       10.44     20.98
01/31/02      10.44      (0.04)         0.66           0.62            --          (0.29)         (0.29)       10.77      6.29
01/31/03      10.77      (0.04)        (1.53)         (1.57)           --          (0.60)         (0.60)        8.60    (14.54)
01/31/04       8.60      (0.03)         3.58           3.55            --             --             --        12.15     41.28
01/31/05      12.15       0.09          2.70           2.79            --             --             --        14.94     22.96
                                              Aggressive Growth Portfolio Class 1
01/31/01      22.72       0.05         (3.09)         (3.04)           --          (1.96)         (1.96)       17.72    (14.88)
01/31/02      17.72       0.03         (5.77)         (5.74)        (0.05)         (3.09)         (3.14)        8.84    (31.71)
01/31/03       8.84      (0.02)        (2.13)         (2.15)        (0.02)(5)         --          (0.02)        6.67    (24.28)
01/31/04       6.67      (0.03)         2.22           2.19            --             --             --         8.86     32.83
01/31/05       8.86      (0.02)         1.26           1.24            --             --             --        10.10     14.00
                                       International Growth and Income Portfolio Class 1
01/31/01      12.28       0.12          0.36           0.48         (0.12)         (0.13)         (0.25)       12.51      3.95
01/31/02      12.51       0.09         (3.05)         (2.96)        (0.03)         (0.45)         (0.48)        9.07    (23.67)
01/31/03       9.07       0.09         (1.96)         (1.87)        (0.05)            --          (0.05)        7.15    (20.66)
01/31/04       7.15       0.12          3.06           3.18         (0.12)            --          (0.12)       10.21     44.71
01/31/05      10.21       0.09          1.57           1.66         (0.14)            --          (0.14)       11.73     16.37
                                               Global Equities Portfolio Class 1
01/31/01      21.09      (0.03)        (1.91)         (1.94)        (0.03)         (1.59)         (1.62)       17.53     (9.29)
01/31/02      17.53       0.02         (4.90)         (4.88)        (0.01)         (2.15)         (2.16)       10.49    (27.72)
01/31/03      10.49       0.02         (2.64)         (2.62)           --             --             --         7.87    (24.98)
01/31/04       7.87       0.02          2.68           2.70         (0.02)            --          (0.02)       10.55     34.39
01/31/05      10.55       0.03          0.64           0.67         (0.03)            --          (0.03)       11.19      6.41

----------  -----------------------------------------------------
              NET                      RATIO OF NET
             ASSETS     RATIO OF        INVESTMENT
             END OF    EXPENSES TO   INCOME (LOSS) TO
  PERIOD     PERIOD      AVERAGE         AVERAGE        PORTFOLIO
  ENDED      (000S)    NET ASSETS       NET ASSETS      TURNOVER
----------  -----------------------------------------------------
                        Real Estate Portfolio Class 1
01/31/01    $ 76,224      0.96%            4.05%            28%
01/31/02      85,794      0.92             5.32             62
01/31/03      95,829      0.89             4.89             52
01/31/04     139,355      0.88             3.76             18
01/31/05     154,304      0.86(4)          2.38(4)          33
                    Small Company Value Portfolio Class 1
01/31/01       4,409      1.40(1)(2)      (0.41)(1)(2)      57
01/31/02       6,056      1.40(1)(2)      (0.37)(1)(2)      54
01/31/03       5,782      1.49(2)         (0.41)(2)        124
01/31/04       8,562      1.60(2)         (0.31)(2)         22
01/31/05      10,462      1.60(2)          0.66(2)          22
                     Aggressive Growth Portfolio Class 1
01/31/01     495,826      0.70             0.23            263
01/31/02     293,084      0.75             0.21            229
01/31/03     156,449      0.77            (0.24)           150
01/31/04     198,390      0.79            (0.39)           103
01/31/05     189,042      0.80(4)         (0.26)(4)         89
              International Growth and Income Portfolio Class 1
01/31/01     342,114      1.18             0.95             80
01/31/02     289,084      1.20             0.84            148
01/31/03     177,883      1.22             1.08            264
01/31/04     232,740      1.25(4)          1.41(4)         108
01/31/05     262,167      1.24(4)          0.79(4)          67
                      Global Equities Portfolio Class 1
01/31/01     650,067      0.84            (0.15)            93
01/31/02     409,626      0.87             0.14             75
01/31/03     221,301      0.93(4)          0.19(4)          71
01/31/04     248,468      0.95(4)          0.23(4)          83
01/31/05     206,639      0.98(4)          0.29(4)          67

---------------

   *  Calculated based upon average shares outstanding.
  ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
      If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
 (1) The ratios reflect an expense cap of 1.40% which is net of custody credits(0.01%) or waivers/reimbursements if applicable.
 (2) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                           EXPENSES
                                                         ---------------------------------------------
                                                         1/01+      1/02      1/03      1/04      1/05
                                                         ---------------------------------------------
     Small Company Value Class 1.......................  2.64%      2.08%     2.08%(3)  2.27%     2.00%

                                                                    NET INVESTMENT INCOME (LOSS)
                                                         --------------------------------------------------
                                                         1/01+      1/02        1/03       1/04       1/05
                                                         --------------------------------------------------
     Small Company Value Class 1.......................  (1.65)%    (1.93)%(3)  (0.99)%    (0.98)%     0.26%

 (3)  Gross of custody credits of 0.01%.
 (4) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
      (loss) to average net assets would have been higher by the following:

                                                                 --------------------
                                                                 1/03    1/04    1/05
                                                                 --------------------
     Real Estate Class 1.......................................   --%     --%    0.00%
     Aggressive Growth Class 1.................................   --      --     0.00
     International Growth and Income Class 1...................   --     0.05    0.02
     Global Equities Class 1...................................  0.00    0.03    0.03

 (5) Includes a tax return of capital of less than $0.01 per share.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SunAmerica Series Trust

--------------------------------------------------------------------------------------------------------------------------------
               NET        NET                         TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-     NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE       MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING    INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
  ENDED     OF PERIOD   (LOSS)*     INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
--------------------------------------------------------------------------------------------------------------------------------
                                      International Diversified Equities Portfolio Class 1
01/31/01     $14.82      $ 0.11        $(1.91)        $(1.80)       $(0.12)        $(2.14)        $(2.26)      $10.76    (12.71)%
01/31/02      10.76        0.07         (2.94)         (2.87)           --          (0.65)         (0.65)        7.24    (27.07)
01/31/03       7.24        0.07         (2.13)            --            --             --             --         5.18    (28.45)
01/31/04       5.18        0.07          1.96           2.03         (0.28)            --          (0.28)        6.93     39.76
01/31/05       6.93        0.06          0.83           0.89         (0.15)            --          (0.15)        7.67     13.10
                                               Emerging Markets Portfolio Class 1
01/31/01      11.00       (0.02)        (2.95)         (2.97)        (0.06)         (0.16)         (0.22)        7.81    (26.87)
01/31/02       7.81        0.03         (0.95)         (0.92)        (0.02)         (0.08)         (0.10)        6.79    (11.49)
01/31/03       6.79        0.02         (0.74)         (0.72)        (0.02)(1)         --          (0.02)        6.05    (10.63)
01/31/04       6.05        0.10          3.59           3.69            --             --             --         9.74     60.99
01/31/05       9.74        0.09          1.83           1.92         (0.11)            --          (0.11)       11.55     19.92

----------  -----------------------------------------------------
              NET                      RATIO OF NET
             ASSETS     RATIO OF        INVESTMENT
             END OF    EXPENSES TO   INCOME (LOSS) TO
  PERIOD     PERIOD      AVERAGE         AVERAGE        PORTFOLIO
  ENDED     (000'S)    NET ASSETS       NET ASSETS      TURNOVER
----------  -----------------------------------------------------
            International Diversified Equities Portfolio Class 1
01/31/01    $442,009     1.21%             0.89%            72%
01/31/02     309,703      1.23             0.84             29
01/31/03     156,911      1.22             0.97             48
01/31/04     196,843      1.23             1.13             49
01/31/05     183,649      1.25(2)          0.86( 2)         25
                     Emerging Markets Portfolio Class 1
01/31/01      96,507      1.57            (0.22)           125
01/31/02      82,624      1.53             0.51            113
01/31/03      63,377      1.53             0.43            118
01/31/04     104,999      1.66(2)          1.27(2)         112
01/31/05     110,010      1.60(2)          0.89(2)          76

---------------

   *  Calculated based upon average shares outstanding.
  ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
      If such expenses had been included, the total return would have been lower for each period presented. Total Return does include expense reimbursements and expense deductions.
 (1) Includes a tax return of capital of less than $0.01 per share.
 (2) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
      (loss) to average net assets would have been higher by the following:

                                                               -------------
                                                               1/04     1/05
                                                               -------------
     International Diversified Equities Class 1..............    --%    0.00%
     Emerging Markets Class 1................................  0.11     0.03

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                              FOR MORE INFORMATION
--------------------------------------------------------------------------------

The following documents contain more information about the Portfolios and are available free of charge upon request:

        ANNUAL/SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Portfolio's performance for the most recently completed fiscal year.

        STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Portfolios' policies, investment restrictions and business structure. This Prospectus incorporates the SAI by reference.

You may obtain copies of these documents or ask questions about the Portfolios at no charge by calling (800) 445-7862 or by writing the Trust at P.O. Box 54299, Los Angeles, California 90054-0299.

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call 1-202-942-8090 for information on the operation of the Public Reference Room. Reports and other information about the Portfolios are also available on the EDGAR Database on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies of this information may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with any different information.

INVESTMENT COMPANY ACT
-  File No. 811-7238

                 ----------------------------------------------

                                   PROSPECTUS
                                  MAY 2, 2005
                 ----------------------------------------------

                            SUNAMERICA SERIES TRUST

                                (CLASS 1 SHARES)

                  --    Cash Management Portfolio
                  --    Corporate Bond Portfolio
                  --    Global Bond Portfolio
                  --    High-Yield Bond Portfolio
                  --    Worldwide High Income Portfolio
                  --    SunAmerica Balanced Portfolio
                  --    MFS Total Return Portfolio
                  --    Telecom Utility Portfolio
                  --    Growth-Income Portfolio
                  --    Federated American Leaders Portfolio
                  --    Davis Venture Value Portfolio
                  --    "Dogs" of Wall Street Portfolio
                  --    Alliance Growth Portfolio
                  --    Goldman Sachs Research Portfolio
                  --    MFS Massachusetts Investors Trust Portfolio
                  --    Putnam Growth: Voyager Portfolio
                  --    Blue Chip Growth Portfolio
                  --    Real Estate Portfolio
                  --    MFS Mid-Cap Growth Portfolio
                  --    Aggressive Growth Portfolio
                  --    Growth Opportunities Portfolio
                  --    Marsico Growth Portfolio
                  --    Technology Portfolio
                  --    International Growth and Income Portfolio
                  --    Global Equities Portfolio
                  --    International Diversified Equities Portfolio
                  --    Emerging Markets Portfolio

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
APPROVED OR DISAPPROVED THESE SECURITIES OR
PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

TRUST HIGHLIGHTS............................................      3

  Q&A.......................................................      3

EXPENSE SUMMARY.............................................     37

ACCOUNT INFORMATION.........................................     41

ADDITIONAL INFORMATION ABOUT THE "DOGS" OF WALL STREET AND
  GOLDMAN SACHS RESEARCH PORTFOLIOS.........................     44

  Investment Strategy for the "Dogs" of Wall Street
     Portfolio..............................................     44

  Investment Strategy for the Goldman Sachs Research
     Portfolio..............................................     44

MORE INFORMATION ABOUT THE PORTFOLIOS.......................     45

  Investment Strategies.....................................     45

GLOSSARY....................................................     54

  Investment Terminology....................................     54

  Risk Terminology..........................................     58

MANAGEMENT..................................................     61

  Information about the Investment Adviser and Manager......     61

  Information about the Subadvisers.........................     62

  Information about the Distributor.........................     63

  Portfolio Management......................................     64

  Custodian, Transfer and Dividend Paying Agent.............     79

FINANCIAL HIGHLIGHTS........................................     80

FOR MORE INFORMATION........................................     87

SunAmerica Series Trust

--------------------------------------------------------------------------------

                                TRUST HIGHLIGHTS
--------------------------------------------------------------------------------

The following questions and answers are designed to give you an overview of SunAmerica Series Trust (the "Trust") and to provide you with information about the Trust's thirty-two separate investment series, twenty-seven of which are described in this Prospectus, ("Portfolios") and their investment goals and principal investment strategies. More detailed investment information is provided in the charts, under "More Information About the Portfolios," which begins on page 45, and the glossary that follows on page 54.


                             Q&A
FIXED INCOME PORTFOLIOS typically seek to provide high current income consistent with the preservation of capital by investing in fixed income securities.

YIELD is the annual dollar income received on an investment expressed as a percentage of the current or average price.

INCOME is interest payments from bonds or dividends from stocks.

TOTAL RETURN is a measure of performance which combines all elements of return including income and capital gain or loss; it represents the change in a value of an investment over a given period expressed as a percentage of the initial investment.

"HIGH QUALITY" INSTRUMENTS have a very strong capacity to pay interest and repay principal; they reflect the issuers' high creditworthiness and low risk of default.

"NET ASSETS" as referred to under "Principal Investment Strategy" takes into account borrowings for investment purposes.


Q:   WHAT ARE THE PORTFOLIOS' INVESTMENT GOALS AND PRINCIPAL INVESTMENT
     STRATEGIES?

A: Each Portfolio operates as a separate mutual fund, with its own investment goal and a principal investment strategy for pursuing it. A Portfolio's investment goal may be changed without shareholder approval, but you will be notified of any change. There can be no assurance that any Portfolio will meet its investment goal or that the net return on an investment will exceed what could have been obtained through other investment or savings vehicles.


-----------------------------------------------------------------------------------------------
                                    FIXED INCOME PORTFOLIOS
-----------------------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL            PRINCIPAL INVESTMENT STRATEGY
-----------------------------------------------------------------------------------------------
  Cash Management          high current yield         invests in a diversified selection of
  Portfolio                consistent with            money market instruments
                           liquidity and
                           preservation of capital
-----------------------------------------------------------------------------------------------
  Corporate Bond           high total return with     invests, under normal circumstances,
  Portfolio                only moderate price risk   at least 80% of net assets in fixed
                                                      income securities, but invests
                                                      primarily in investment grade fixed
                                                      income securities; may invest up to
                                                      35% in fixed income securities rated
                                                      below investment grade
-----------------------------------------------------------------------------------------------
  Global Bond Portfolio    high total return,         invests, under normal circumstances,
                           emphasizing current        at least 80% of net assets in high
                           income and, to a lesser    quality fixed income securities of
                           extent, capital            U.S. and foreign issuers and
                           appreciation               transactions in foreign currencies
-----------------------------------------------------------------------------------------------
  High-Yield Bond          high current income and,   invests, under normal circumstances,
  Portfolio                secondarily, capital       at least 80% of net assets in
                           appreciation               intermediate and long-term corporate
                                                      obligations, emphasizing high-yield,
                                                      high-risk fixed income securities
                                                      (junk bonds) with a primary focus on
                                                      "B" rated high-yield bonds
-----------------------------------------------------------------------------------------------
  Worldwide High Income    high current income and,   invests, under normal circumstances,
  Portfolio                secondarily, capital       at least 80% of net assets in high
                           appreciation               income securities of issuers located
                                                      throughout the world
-----------------------------------------------------------------------------------------------

                                                         SunAmerica Series Trust

BALANCED PORTFOLIOS typically try to balance three different investment goals: capital appreciation, income and capital preservation by investing in a mixture of stocks, bonds and money market instruments.

CAPITAL APPRECIATION/GROWTH is an increase in the market value of securities held.

A "VALUE" PHILOSOPHY -- that of investing in securities that are believed to be undervalued in the market -- often reflects a contrarian approach in that the potential for superior relative performance is believed to be highest when fundamentally solid companies are out of favor. The selection criteria is generally calculated to identify stocks of companies with solid financial strength that have low price-earnings ratios and have generally been overlooked by the market, or companies undervalued within an industry or market capitalization category.



-----------------------------------------------------------------------------------------------
                            BALANCED OR ASSET ALLOCATION PORTFOLIOS
-----------------------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL            PRINCIPAL INVESTMENT STRATEGY
-----------------------------------------------------------------------------------------------
  SunAmerica Balanced      conservation of            maintains at all times a balanced
  Portfolio                principal and capital      portfolio of stocks and bonds, with
                           appreciation               at least 25% invested in fixed income
                                                      securities
-----------------------------------------------------------------------------------------------
  MFS Total Return         reasonable current         invests primarily in common stocks
  Portfolio                income, long-term          and fixed income securities, with an
                           capital growth and         emphasis on income-producing
                           conservation of capital    securities that appear to have some
                                                      potential for capital enhancement
-----------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------
                                       EQUITY PORTFOLIOS
-----------------------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL            PRINCIPAL INVESTMENT STRATEGY
-----------------------------------------------------------------------------------------------
  Telecom Utility          high current income and    invests, under normal circumstances,
  Portfolio                moderate capital           at least 80% of net assets in equity
                           appreciation               and debt securities of utility
                                                      companies
-----------------------------------------------------------------------------------------------
  Growth-Income            growth of capital and      invests primarily in common stocks or
  Portfolio                income                     securities that demonstrate the
                                                      potential for appreciation and/or
                                                      dividends
-----------------------------------------------------------------------------------------------
  Federated American       growth of capital and      invests primarily in the securities
  Leaders Portfolio        income                     of high quality companies
-----------------------------------------------------------------------------------------------
  Davis Venture Value      growth of capital          invests primarily in common stocks of
  Portfolio                                           companies with market capitalizations
                                                      of at least $10 billion
-----------------------------------------------------------------------------------------------
  "Dogs" of Wall Street    total return (including    invests in thirty high dividend
  Portfolio                capital appreciation and   yielding common stocks selected
                           current income)            annually from the Dow Jones
                                                      Industrial Average and the broader
                                                      market (see page 44 for additional
                                                      information about the investment
                                                      strategy for the "Dogs" of Wall
                                                      Street Portfolio)
-----------------------------------------------------------------------------------------------
  Alliance Growth          long-term growth of        invests primarily in equity
  Portfolio                capital                    securities of a limited number of
                                                      large, carefully selected, high
                                                      quality U.S. companies that are
                                                      judged likely to achieve superior
                                                      earnings
-----------------------------------------------------------------------------------------------
  Goldman Sachs Research   long-term growth of        invests, under normal circumstances,
  Portfolio                capital                    at least 80% of net assets in equity
                                                      investments selected for their
                                                      potential to achieve capital
                                                      appreciation over the long term (see
                                                      page 44 for additional information
                                                      about the investment strategy for the
                                                      Goldman Sachs Research Portfolio)
-----------------------------------------------------------------------------------------------
  MFS Massachusetts        reasonable current         invests primarily in equity
  Investors Trust          income and long-term       securities
  Portfolio                growth of capital and
                           income
-----------------------------------------------------------------------------------------------

SunAmerica Series Trust

A "GROWTH" PHILOSOPHY -- that of investing in securities believed to offer the potential for capital appreciation -- focuses on securities of companies that are considered to have a historical record of above-average growth rate, significant growth potential, above-average earnings growth or value, the ability to sustain earnings growth, or that offer proven or unusual products or services, or operate in industries experiencing increasing demand.

MARKET CAPITALIZATION represents the total market value of the outstanding securities of a corporation.



-------------------------------------------------------------------------------------------------
                                        EQUITY PORTFOLIOS
-------------------------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL             PRINCIPAL INVESTMENT STRATEGY
-------------------------------------------------------------------------------------------------
  Putnam Growth: Voyager   capital appreciation       invests primarily in common stocks of
  Portfolio                                           U.S. companies, with a focus on growth
                                                      stocks issued by companies the
                                                      Subadviser believes have above-average
                                                      growth potential and whose earnings are
                                                      likely to increase over time
-------------------------------------------------------------------------------------------------
  Blue Chip Growth         capital appreciation       invests, under normal circumstances, at
  Portfolio                                           least 80% of net assets in common
                                                      stocks that demonstrate the potential
                                                      for capital appreciation, issued by
                                                      large-cap companies
-------------------------------------------------------------------------------------------------
  Real Estate Portfolio    total return through a     invests, under normal circumstances, at
                           combination of growth      least 80% of net assets in securities
                           and income                 of companies principally engaged in or
                                                      related to the real estate industry or
                                                      that own significant real estate assets
                                                      or that primarily invest in real estate
                                                      financial instruments
-------------------------------------------------------------------------------------------------
  MFS Mid-Cap Growth       long-term growth of        invests, under normal circumstances, at
  Portfolio                capital                    least 80% of net assets in equity
                                                      securities of medium-sized companies
                                                      that its Subadviser believes have
                                                      above-average growth potential
-------------------------------------------------------------------------------------------------
  Aggressive Growth        capital appreciation       invests primarily in equity securities
  Portfolio                                           of high growth companies including
                                                      small and medium sized growth companies
                                                      with market capitalizations of $1.5
                                                      billion to $15 billion
-------------------------------------------------------------------------------------------------
  Growth Opportunities     capital appreciation       invests in equity securities that
  Portfolio                                           demonstrate the potential for capital
                                                      appreciation, issued generally by
                                                      small-cap companies
-------------------------------------------------------------------------------------------------
  Marsico Growth           long-term growth of        invests, under normal circumstances, at
  Portfolio                capital                    least 65% in equity securities of large
                                                      companies with a general core position
                                                      of 20 to 30 common stocks
-------------------------------------------------------------------------------------------------
  Technology Portfolio     long-term capital          invests, under normal circumstances, at
                           appreciation               least 80% of net assets in equity
                                                      securities that demonstrate the
                                                      potential for capital appreciation,
                                                      issued by companies the Subadviser
                                                      believes are positioned to benefit from
                                                      involvement in technology and
                                                      technology-related industries worldwide
-------------------------------------------------------------------------------------------------

                                                         SunAmerica Series Trust

INTERNATIONAL PORTFOLIOS typically seek capital appreciation by investing significantly in securities traded in markets outside the U.S.

AN "EMERGING MARKET" COUNTRY is generally a country with a low or middle income economy or that is in the early stages of its industrialization cycle.



------------------------------------------------------------------------------------------------
                                    INTERNATIONAL PORTFOLIOS
------------------------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL            PRINCIPAL INVESTMENT STRATEGY
------------------------------------------------------------------------------------------------
  International Growth     growth of capital and,     invests primarily in common stocks of
  and Income Portfolio     secondarily, current       companies outside the U.S. that the
                           income                     Subadviser considers undervalued by
                                                      the market and offers a potential for
                                                      income
------------------------------------------------------------------------------------------------
  Global Equities          long-term growth of        invests primarily in common stocks or
  Portfolio                capital                    securities with common stock
                                                      characteristics of U.S. and foreign
                                                      issuers that demonstrate the potential
                                                      for appreciation and engages in
                                                      transactions in foreign currencies;
                                                      under normal circumstances, at least
                                                      80% of net assets of the Portfolio
                                                      will be invested in equity securities
------------------------------------------------------------------------------------------------
  International            long-term capital          invests primarily (in accordance with
  Diversified Equities     appreciation               country and sector weightings
  Portfolio                                           determined by its Subadviser) in
                                                      securities of foreign issuers that, in
                                                      the aggregate, replicate broad country
                                                      and sector indices; under normal
                                                      circumstances at least 80% of net
                                                      assets of the Portfolio will be
                                                      invested in equity securities
------------------------------------------------------------------------------------------------
  Emerging Markets         long-term capital          invests, under normal circumstances,
  Portfolio                appreciation               at least 80% of net assets in common
                                                      stocks and other equity securities of
                                                      companies that its Subadviser believes
                                                      have above-average growth prospects
                                                      primarily in emerging markets outside
                                                      the U.S.
------------------------------------------------------------------------------------------------

SunAmerica Series Trust

Q:  WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS?

A: The following section describes the principal risks of each Portfolio, while the charts beginning on page 45 describe various additional risks.

    Risks of Investing in Equity Securities

    The GROWTH-INCOME, FEDERATED AMERICAN LEADERS, DAVIS VENTURE VALUE, "DOGS" OF WALL STREET, ALLIANCE GROWTH, GOLDMAN SACHS RESEARCH, MFS MASSACHUSETTS INVESTORS TRUST, PUTNAM GROWTH: VOYAGER, BLUE CHIP GROWTH, REAL ESTATE, MFS MID-CAP GROWTH, AGGRESSIVE GROWTH, GROWTH OPPORTUNITIES, MARSICO GROWTH, TECHNOLOGY, INTERNATIONAL GROWTH AND INCOME, GLOBAL EQUITIES, INTERNATIONAL DIVERSIFIED EQUITIES and EMERGING MARKETS PORTFOLIOS invest primarily in equity securities. In addition, the SUNAMERICA BALANCED, MFS TOTAL RETURN and TELECOM UTILITY PORTFOLIOS invest significantly in equities. As with any equity fund, the value of your investment in any of these Portfolios may fluctuate in response to stock market movements. You should be aware that the performance of different types of equity stocks may rise or decline under varying market conditions -- for example, "value" stocks may perform well under circumstances in which "growth" stocks in general have fallen, or vice versa. In addition, individual stocks selected for any of these Portfolios may underperform the market generally, relevant indices or other funds with comparable investment objectives and strategies.

    Risks of Investing in Growth Stocks

    Growth stocks are historically volatile, which will particularly affect the GROWTH-INCOME, ALLIANCE GROWTH, GOLDMAN SACHS RESEARCH, MFS MASSACHUSETTS INVESTORS TRUST, PUTNAM GROWTH: VOYAGER, BLUE CHIP GROWTH, MFS MID-CAP GROWTH, AGGRESSIVE GROWTH, GROWTH OPPORTUNITIES, MARSICO GROWTH, TECHNOLOGY and INTERNATIONAL GROWTH AND INCOME PORTFOLIOS.

    Risks of Value Investing

    The risk that the portfolio manager's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect, will particularly affect the FEDERATED AMERICAN LEADERS, TELECOM UTILITY, DAVIS VENTURE VALUE, MFS TOTAL RETURN and FOREIGN VALUE PORTFOLIOS.

    Risks of Investing in Bonds

    The CORPORATE BOND, GLOBAL BOND, HIGH-YIELD BOND and WORLDWIDE HIGH INCOME PORTFOLIOS invest primarily in bonds. In addition, the SUNAMERICA BALANCED, MFS TOTAL RETURN and TELECOM UTILITY PORTFOLIOS may invest significantly in bonds. As with any bond fund, the value of your investment in these Portfolios may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by bond issuers. To the extent a Portfolio is invested in the bond market, movements in the bond market generally may affect its performance. In addition, individual bonds selected for any of these Portfolios may underperform the market generally, relevant indices or other funds with comparable investment objectives and strategies.

    Risks of Investing in Junk Bonds

    The HIGH-YIELD BOND and WORLDWIDE HIGH INCOME PORTFOLIOS invest predominantly in junk bonds, which are considered speculative. The CORPORATE BOND, SUNAMERICA BALANCED, MFS TOTAL RETURN, GOLDMAN SACHS RESEARCH, MARSICO GROWTH, MFS MID-CAP GROWTH and INTERNATIONAL GROWTH AND INCOME PORTFOLIOS also may invest significantly in junk bonds. Junk bonds carry a substantial risk of default or changes in the issuer's creditworthiness, or they may already be in default. A junk bond's market price may fluctuate more than higher-quality securities and may decline significantly. In addition, it may be more difficult for a Portfolio to dispose of junk bonds or to determine their value. Junk bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force a Portfolio to replace the security with a lower yielding security. If this occurs, it will result in a decreased return for you.

    Risks of Investing in Money Market Securities

    You should be aware that an investment in the CASH MANAGEMENT PORTFOLIO is subject to the risk that the value of its investments in high-quality short-term debt obligations ("money market securities") may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal. The CASH MANAGEMENT PORTFOLIO does not seek to maintain a stable net asset value.

                                                         SunAmerica Series Trust

    Risks of Investing Internationally

    Except for the CASH MANAGEMENT PORTFOLIO, all of the Portfolios may invest in foreign securities. These securities may be denominated in currencies other than U.S. dollars. Foreign investing presents special risks. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility, and, in addition, foreign securities may not be as liquid as domestic securities. These risks affect all the Portfolios except for the CASH MANAGEMENT PORTFOLIO and are primary risks of the GLOBAL BOND, WORLDWIDE HIGH INCOME, INTERNATIONAL GROWTH AND INCOME, GLOBAL EQUITIES, INTERNATIONAL DIVERSIFIED EQUITIES and EMERGING MARKETS PORTFOLIOS.

    Risks of Investing in Emerging Market Countries

    The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing or "emerging market" countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than developed countries. As a result, these markets are generally more volatile than the markets of developed countries. The WORLDWIDE HIGH INCOME, INTERNATIONAL DIVERSIFIED EQUITIES and EMERGING MARKETS PORTFOLIOS invest significantly in emerging market countries. In addition, the GLOBAL BOND, INTERNATIONAL GROWTH AND INCOME, GOLDMAN SACHS RESEARCH, MFS MASSACHUSETTS INVESTORS TRUST, MFS MID-CAP GROWTH, TECHNOLOGY and GLOBAL EQUITIES PORTFOLIOS may also invest in emerging market countries.

    Risks of Investing in Smaller Companies

    Stocks of smaller companies may be more volatile than, and not as liquid as, those of larger companies. This will particularly affect the PUTNAM GROWTH:
    VOYAGER, AGGRESSIVE GROWTH, GROWTH OPPORTUNITIES, TECHNOLOGY, REAL ESTATE, INTERNATIONAL GROWTH AND INCOME and EMERGING MARKETS PORTFOLIOS.

    Risks of a "Passively Managed" Strategy

    The "DOGS" OF WALL STREET PORTFOLIO will not deviate from its strategy (except to the extent necessary to comply with federal tax laws). If the Portfolio is committed to a strategy that is unsuccessful, the Portfolio will not meet its investment goal. Because the Portfolio will not use certain techniques available to other mutual funds to reduce stock market exposure, the Portfolio may be more susceptible to general market declines than other Portfolios.

    Risks of Investing in Utility Securities

    The TELECOM UTILITY PORTFOLIO invests primarily in equity and debt securities of utility companies. Utility companies include companies engaged in the production, generation, transportation, distribution and sale of electricity, water, natural gas and oil, companies engaged in telecommunications, including cable and satellite television and companies that provide infrastructure or related services and products to these utility companies. Such utility securities entail certain risks including:
    (i) utility companies' historic difficulty in earning adequate returns on investment despite frequent rate increases; (ii) restrictions on operations and increased costs and delays due to governmental regulations; (iii) building or construction delays; (iv) environmental regulations; (v) difficulty of the capital markets in absorbing utility debt and equity securities; (vi) difficulties in obtaining fuel at reasonable prices and
    (vii) potential effect of deregulation.

    Risks of Investing in Real Estate Securities

    The REAL ESTATE PORTFOLIO invests primarily in the real estate industry. In addition, the GOLDMAN SACHS RESEARCH and TELECOM UTILITY PORTFOLIOS invest significantly in real estate securities. A Portfolio that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate. The Portfolio could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If the Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. Most of the Portfolios' investments are, and likely will continue to be, interests in Real Estate Investment Trusts ("REITs").

SunAmerica Series Trust

    Risks of Investing in "Non-Diversified" Portfolios

    The GLOBAL BOND, WORLDWIDE HIGH INCOME, "DOGS" OF WALL STREET and MARSICO GROWTH PORTFOLIOS are organized as "non-diversified" Portfolios. A non-diversified Portfolio can invest a larger portion of assets in the securities of a single company than can some other mutual funds. By concentrating in a smaller number of securities, a Portfolio's risk is increased because the effect of each security on the Portfolio's performance is greater.

    Risks of Investing in Technology Companies

    Technology companies may react similarly to certain market pressures and events. They may be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, and obsolescence of existing technology. As a result, the returns of a Portfolio that invests in technology companies may be considerably more volatile than those of a fund that does not invest in technology companies. This will particularly affect the AGGRESSIVE GROWTH, GROWTH OPPORTUNITIES, TECHNOLOGY and MARSICO GROWTH PORTFOLIOS.

    Additional Principal Risks

    Shares of the Portfolios are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

Q:  HOW HAVE THE PORTFOLIOS PERFORMED HISTORICALLY?

A: The following Risk/Return Bar Charts and Tables illustrate the risks of investing in the Portfolios by showing changes in the Portfolios' performance from calendar year to calendar year, and comparing the Portfolios' average annual returns to those of an appropriate market index. Fees and expenses incurred at the contract level are not reflected in the bar charts and tables. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                           CASH MANAGEMENT PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                          CASH MANAGEMENT PORTFOLIO CLASS 1
                                                          ---------------------------------
1995                                                                    5.48%
1996                                                                    4.91%
1997                                                                    5.22%
1998                                                                    5.05%
1999                                                                    4.87%
2000                                                                    6.05%
2001                                                                    3.67%
2002                                                                    1.40%
2003                                                                    0.63%
2004                                                                    0.86%

During the period shown in the bar chart, the highest return for a quarter was 1.58% (quarter ended 12/31/00) and the lowest return for a quarter was 0.08% (quarter ended 12/31/03). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was 0.47%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                                PAST ONE   PAST FIVE   PAST TEN
DECEMBER 31, 2004)                                              YEAR       YEARS      YEARS
------------------------------------------------------------------------------------------------------------------------------------
 Cash Management Portfolio Class 1                              0.86%      2.50%       3.80%
------------------------------------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                            CORPORATE BOND PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                           CORPORATE BOND PORTFOLIO CLASS 1
                                                           --------------------------------
1995                                                                    17.78%
1996                                                                     4.49%
1997                                                                    10.90%
1998                                                                     6.05%
1999                                                                    -1.85%
2000                                                                     5.03%
2001                                                                     7.59%
2002                                                                     7.46%
2003                                                                    11.94%
2004                                                                     6.82%

During the period shown in the bar chart, the highest return for a quarter was 5.94% (quarter ended 06/30/95) and the lowest return for a quarter was -1.90% (quarter ended 06/30/04). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -1.09%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED            PAST ONE   PAST FIVE   PAST TEN
DECEMBER 31, 2004)                          YEAR       YEARS      YEARS
-------------------------------------------------------------------------
 Corporate Bond Portfolio Class 1           6.82%      7.74%       7.51%
-------------------------------------------------------------------------
 Lehman Brothers U.S. Credit Index(1)       5.24%      8.63%       8.41%
-------------------------------------------------------------------------
 Merrill Lynch High Yield Master II
   Index(2)                                10.87%      6.68%       8.27%
-------------------------------------------------------------------------
 Blended Index(3)                           6.63%      8.22%       8.42%
-------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) The Lehman Brothers U.S. Credit Index is a broad measure of the U.S. investment grade corporate bond market that includes all publicly issued, fixed rate, nonconvertible investment grade, dollar-denominated, SEC-registered corporate debt.

(2) The Merrill Lynch High Yield Master II Index tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market.

(3) The Blended Index consists of 75% of Lehman Brothers U.S. Credit Index and 25% of Merrill Lynch High Yield Master II Index.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                             GLOBAL BOND PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                              GLOBAL BOND PORTFOLIO CLASS 1
                                                              -----------------------------
1995                                                                     17.64%
1996                                                                      9.36%
1997                                                                     10.03%
1998                                                                     10.87%
1999                                                                     -1.05%
2000                                                                      9.27%
2001                                                                      5.05%
2002                                                                      5.88%
2003                                                                      3.58%
2004                                                                      3.96%

During the period shown in the bar chart, the highest return for a quarter was 5.66% (quarter ended 09/30/98) and the lowest return for a quarter was -1.65% (quarter ended 06/30/04). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was 1.38%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED              PAST ONE      PAST FIVE   PAST TEN
DECEMBER 31, 2004)                            YEAR          YEARS      YEARS
------------------------------------------------------------------------------
 Global Bond Portfolio Class 1                3.96%         5.53%       7.35%
------------------------------------------------------------------------------
 J.P. Morgan Global Government Bond
   Index (hedged)(1)                          4.88%         6.42%       8.10%
------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) The J.P. Morgan Global Government Bond Index (hedged) tracks the performance of bonds throughout the world, including issues from Europe, Australia, the Far East and the United States.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                           HIGH-YIELD BOND PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                           HIGH-YIELD BOND PORTFOLIO CLASS 1
                                                           ---------------------------------
1995                                                                    14.24%
1996                                                                    14.57%
1997                                                                    14.42%
1998                                                                    -2.95%
1999                                                                     6.50%
2000                                                                    -9.30%
2001                                                                    -4.30%
2002                                                                    -5.93%
2003                                                                    31.74%
2004                                                                    17.50%

During the period shown in the bar chart, the highest return for a quarter was 11.49% (quarter ended 06/30/03) and the lowest return for a quarter was -8.40% (quarter ended 09/30/98). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -0.28%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                                PAST ONE   PAST FIVE   PAST TEN
DECEMBER 31, 2004)                                              YEAR       YEARS      YEARS
---------------------------------------------------------------------------------------------
 High-Yield Bond Portfolio Class 1                             17.50%      4.80%       6.94%
---------------------------------------------------------------------------------------------
 Merrill Lynch High Yield Master II Index(1)                   10.87%      6.68%       8.27%
---------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) The Merrill Lynch High Yield Master II Index tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                        WORLDWIDE HIGH INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                    WORLDWIDE HIGH INCOME PORTFOLIO CLASS 1
                                                    ---------------------------------------
1995                                                                 20.97%
1996                                                                 25.32%
1997                                                                 15.54%
1998                                                                -17.07%
1999                                                                 19.31%
2000                                                                 -2.96%
2001                                                                 -3.20%
2002                                                                 -0.39%
2003                                                                 25.94%
2004                                                                  9.37%

During the period shown in the bar chart, the highest return for a quarter was 12.07% (quarter ended 06/30/95) and the lowest return for a quarter was -24.35% (quarter ended 09/30/98). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -1.56%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                                PAST ONE   PAST FIVE   PAST TEN
DECEMBER 31, 2004)                                              YEAR       YEARS     YEARS(1)
---------------------------------------------------------------------------------------------
 Worldwide High Income Portfolio Class 1                        9.37%       5.20%      8.37%
---------------------------------------------------------------------------------------------
 First Boston High-Yield Bond Index(1)                         11.95%       8.17%      8.62%
---------------------------------------------------------------------------------------------
 J.P. Morgan EMBI Global Index(2)                              11.73%      12.99%     14.49%
---------------------------------------------------------------------------------------------
 Blended Index(3)                                              11.91%      10.66%     11.78%
---------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) The First Boston High-Yield Bond Index is a trader-priced portfolio constructed to mirror the public high-yield debt market. Securities in the index are rated BB or lower.

(2) The J.P. Morgan EMBI Global Index is a market-weighted index composed of U.S. dollar denominated Brady Bonds, Eurobonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities.

(3) The Blended Index consists of 50% of First Boston High-Yield Bond Index and 50% of J.P. Morgan Emerging Markets Bond Index (EMBI) Global Index for index comparison purposes of the asset and country composition of the Portfolio.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                         SUNAMERICA BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                      SUNAMERICA BALANCED PORTFOLIO CLASS 1
                                                      -------------------------------------
1997                                                                  24.48%
1998                                                                  24.61%
1999                                                                  21.40%
2000                                                                  -9.43%
2001                                                                 -13.14%
2002                                                                 -15.18%
2003                                                                  15.07%
2004                                                                   6.84%

During the period shown in the bar chart, the highest return for a quarter was 15.55% (quarter ended 12/31/98) and the lowest return for a quarter was -11.19% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -2.14%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                             PAST ONE   PAST FIVE        CLASS 1
DECEMBER 31, 2004)                                           YEAR       YEARS     SINCE INCEPTION(1)
----------------------------------------------------------------------------------------------------
 SunAmerica Balanced Portfolio Class 1                        6.84%     -3.88%          6.42%
----------------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)                                         10.88%     -2.30%          8.85%
----------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(3)                      4.34%      7.71%          7.24%
----------------------------------------------------------------------------------------------------
 Treasury Bills(4)                                            1.39%      2.67%          3.62%
----------------------------------------------------------------------------------------------------
 Blended Index(4)                                             7.66%      1.98%          8.15%
----------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is June 3, 1996.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

(3) The Lehman Brothers U.S. Aggregate Index combines several Lehman Brothers fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

(4) The Blended Index consists of 55% S&P 500(R) Index, 35% Lehman Brothers U.S. Aggregate Index, and 10% Treasury Bills. Treasury Bills are short-term securities with maturities of one-year or less issued by the U.S. Government.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                           MFS TOTAL RETURN PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                          MFS TOTAL RETURN PORTFOLIO CLASS 1
                                                          ----------------------------------
1995                                                                    27.64%
1996                                                                     9.94%
1997                                                                    16.90%
1998                                                                    19.53%
1999                                                                     2.88%
2000                                                                    17.01%
2001                                                                     0.52%
2002                                                                    -4.85%
2003                                                                    16.86%
2004                                                                    11.30%

During the period shown in the bar chart, the highest return for a quarter was 13.55% (quarter ended 12/31/98) and the lowest return for a quarter was -8.16% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -0.73%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                                PAST ONE   PAST FIVE   PAST TEN
DECEMBER 31, 2004)                                              YEAR       YEARS     YEARS(1)
---------------------------------------------------------------------------------------------
 MFS Total Return Portfolio Class 1                            11.30%       7.80%     11.37%
---------------------------------------------------------------------------------------------
 S&P 500(R) Index(1)                                           10.88%      -2.30%     12.07%
---------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2)                        4.34%       7.71%      7.72%
---------------------------------------------------------------------------------------------
 Treasury Bills(3)                                              1.39%       2.67%      3.88%
---------------------------------------------------------------------------------------------
 Blended Index(3)                                               7.66%       1.98%     10.05%
---------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

(2) The Lehman Brothers U.S. Aggregate Index combines several Lehman Brothers fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

(3) The Blended Index consists of 35% Lehman Brothers U.S. Aggregate Index, 55% S&P 500(R) Index and 10% Treasury Bills. Treasury Bills are short-term securities with maturities of one-year or less issued by the U.S. Government.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                           TELECOM UTILITY PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                           TELECOM UTILITY PORTFOLIO CLASS 1
                                                           ---------------------------------
1997                                                                     25.73%
1998                                                                     14.04%
1999                                                                      1.78%
2000                                                                     -9.00%
2001                                                                    -13.76%
2002                                                                    -23.77%
2003                                                                     18.75%
2004                                                                     16.89%

During the period shown in the bar chart, the highest return for a quarter was 15.95% (quarter ended 06/30/03) and the lowest return for a quarter was -18.24% (quarter ended 9/30/02). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -0.69%.
--------------------------------------------------------------------------------

 AVERAGE ANNUAL TOTAL RETURNS
 (AS OF THE CALENDAR YEAR ENDED       PAST ONE   PAST FIVE   CLASS 1 SINCE
 DECEMBER 31, 2004)                    YEAR       YEARS      INCEPTION(1)
-----------------------------------------------------------------------------
 Telecom Utility Portfolio Class 1     16.89%      -3.65%         3.33%
-----------------------------------------------------------------------------
 S&P 500(R) Index(2)                   10.88%      -2.30%         8.85%
-----------------------------------------------------------------------------
 S&P Utility Index(3)                  24.22%       3.71%         6.30%
-----------------------------------------------------------------------------
 S&P Telecommunication Services
   Index(4)                            19.86%     -14.58%         2.18%
-----------------------------------------------------------------------------
 Blended Index(5)                      21.47%      -7.47%         4.54%
-----------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is June 3, 1996.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

(3) The S&P Utility Index is presently comprised of 40 stocks from the electric and natural gas industries.

(4) The S&P Telecommunication Services Index (formerly, the S&P Communications Service Index) is comprised of the companies listed in the telecommunications sectors of the S&P 400(R), 500(R), and 600(R). Created in July of 1996, the S&P Telecommunication Services Index includes cellular and wireless service providers including pagers, long distance providers and the telephone group companies (local service providers).

(5) The Blended Index is comprised of 35% S&P Utility Index and 65% S&P Telecommunication Services Index on a market capitalization weighted basis.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                            GROWTH-INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                            GROWTH-INCOME PORTFOLIO CLASS 1
                                                            -------------------------------
1995                                                                     34.10%
1996                                                                     24.06%
1997                                                                     33.91%
1998                                                                     30.74%
1999                                                                     30.04%
2000                                                                     -8.34%
2001                                                                    -15.90%
2002                                                                    -21.15%
2003                                                                     25.62%
2004                                                                     11.56%

During the period shown in the bar chart, the highest return for a quarter was 28.51% (quarter ended 12/31/98) and the lowest return for a quarter was -19.39% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -4.94%.
--------------------------------------------------------------------------------

 AVERAGE ANNUAL TOTAL RETURNS
 (AS OF THE CALENDAR YEAR ENDED                               PAST ONE   PAST FIVE   PAST TEN
 DECEMBER 31, 2004)                                            YEAR       YEARS      YEARS
---------------------------------------------------------------------------------------------
 Growth-Income Portfolio Class 1                               11.56%      -3.16%     12.43%
---------------------------------------------------------------------------------------------
 S&P 500(R) Index(1)                                           10.88%      -2.30%     12.07%
---------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the Index will reflect changes in larger companies more heavily than those in smaller companies.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                      FEDERATED AMERICAN LEADERS PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                               FEDERATED AMERICAN LEADERS PORTFOLIO CLASS 1
                                               --------------------------------------------
1997                                                              31.43%
1998                                                              17.96%
1999                                                               6.19%
2000                                                               2.39%
2001                                                              -2.33%
2002                                                             -19.78%
2003                                                              27.57%
2004                                                               9.91%

During the period shown in the bar chart, the highest return for a quarter was 16.96% (quarter ended 06/30/03) and the lowest return for a quarter was -19.38% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -1.41%.
--------------------------------------------------------------------------------

 AVERAGE ANNUAL TOTAL RETURNS
 (AS OF THE CALENDAR YEAR ENDED                               PAST ONE   PAST FIVE   CLASS 1 SINCE
 DECEMBER 31, 2004)                                            YEAR       YEARS      INCEPTION(1)
-----------------------------------------------------------------------------------------------------
 Federated American Leaders Portfolio(2) Class 1                9.91%       2.38%         8.45%
-----------------------------------------------------------------------------------------------------
 S&P 500(R) Index(3)                                           10.88%      -2.30%         8.85%
-----------------------------------------------------------------------------------------------------
 S&P 500(R)/Barra Value Index(4)                               15.71%       2.48%         9.16%
-----------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is June 3, 1996.

(2) Prior to May 1, 2003, the Federated American Leaders Portfolio was named the Federated Value Portfolio.

(3) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the Index will reflect changes in larger companies more heavily than those in smaller companies.

(4) The S&P 500(R)/Barra Value Index is designed to differentiate between fast growing companies and slower growing or undervalued companies. Standard & Poor's and Barra cooperate to employ a price to book value calculation, whereby the market capitalization of an index (S&P 500(R), S&P MidCap 400(R), S&P SmallCap 600(R)) is divided equally between growth and value. The growth and value definition are only available on the U.S. indices. The indices are rebalanced twice per year.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                         DAVIS VENTURE VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                       DAVIS VENTURE VALUE PORTFOLIO CLASS 1
                                                       -------------------------------------
1995                                                                   37.45%
1996                                                                   24.76%
1997                                                                   34.32%
1998                                                                   13.73%
1999                                                                   16.11%
2000                                                                    9.47%
2001                                                                  -11.32%
2002                                                                  -16.77%
2003                                                                   33.16%
2004                                                                   13.50%

During the period shown in the bar chart, the highest return for a quarter was 21.07% (quarter ended 12/31/98) and the lowest return for a quarter was -14.87% (quarter ended 09/30/98). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was 0.46%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                                PAST ONE   PAST FIVE   PAST TEN
DECEMBER 31, 2004)                                              YEAR       YEARS      YEARS
---------------------------------------------------------------------------------------------
 Davis Venture Value Portfolio Class 1                         13.50%       4.08%     14.02%
---------------------------------------------------------------------------------------------
 S&P 500(R) Index(1)                                           10.88%      -2.30%     12.07%
---------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                        "DOGS" OF WALL STREET PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                       DOGS OF WALL STREET PORTFOLIO CLASS 1
                                                       -------------------------------------
1999                                                                  -7.08%
2000                                                                   2.94%
2001                                                                   7.91%
2002                                                                  -6.57%
2003                                                                  20.06%
2004                                                                   9.58%

During the period shown in the bar chart, the highest return for a quarter was 15.56% (quarter ended 06/30/99) and the lowest return for a quarter was -16.32% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -1.96%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                               PAST ONE   PAST FIVE   CLASS 1 SINCE
DECEMBER 31, 2004)                                            YEAR       YEARS      INCEPTION(1)
-----------------------------------------------------------------------------------------------------
 "Dogs" of Wall Street Portfolio Class 1                       9.58%       6.43%           3.50%
-----------------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)                                          10.88%      -2.30%           2.94%
-----------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is April 1, 1998.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the Index will reflect changes in larger companies more heavily than those of smaller companies.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                           ALLIANCE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                          ALLIANCE GROWTH PORTFOLIO CLASS 1
                                                          ---------------------------------
1995                                                                    43.79%
1996                                                                    29.11%
1997                                                                    31.43%
1998                                                                    52.23%
1999                                                                    33.07%
2000                                                                   -19.47%
2001                                                                   -14.00%
2002                                                                   -31.26%
2003                                                                    25.76%
2004                                                                     7.94%

During the period shown in the bar chart, the highest return for a quarter was 32.57% (quarter ended 12/31/98) and the lowest return for a quarter was -16.67% (quarter ended 03/31/01). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -6.73%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                                PAST ONE   PAST FIVE   PAST TEN
DECEMBER 31, 2004)                                              YEAR       YEARS      YEARS
---------------------------------------------------------------------------------------------
 Alliance Growth Portfolio Class 1                              7.94%      -8.36%     12.31%
---------------------------------------------------------------------------------------------
 Russell 1000(R) Growth Index(1)                                6.30%      -9.29%      9.59%
---------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) The Russell 1000(R) Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                        GOLDMAN SACHS RESEARCH PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                   GOLDMAN SACHS RESEARCH PORTFOLIO CLASS 1
                                                   ----------------------------------------
2001                                                               -25.20%
2002                                                               -28.08%
2003                                                                25.33%
2004                                                                12.92%

During the period shown in the bar chart, the highest return for a quarter was 15.61% (quarter ended 06/30/03) and the lowest return for a quarter was -23.15% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -4.58%.
--------------------------------------------------------------------------------

                                                                                PAST ONE        CLASS 1
AVERAGE ANNUAL TOTAL RETURNS (AS OF THE CALENDAR YEAR ENDED DECEMBER 31, 2004)    YEAR     SINCE INCEPTION(1)
-------------------------------------------------------------------------------------------------------------
 Goldman Sachs Research Portfolio Class 1                                        12.92%          -6.32%
-------------------------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)                                                             10.88%          -2.34%
-------------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is July 5, 2000.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                  MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                         MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO CLASS 1
                                         ---------------------------------------------------
1995                                                            32.10%
1996                                                            15.99%
1997                                                            23.22%
1998                                                            29.28%
1999                                                             5.93%
2000                                                            -0.32%
2001                                                           -16.04%
2002                                                           -21.00%
2003                                                            22.50%
2004                                                            11.85%

During the period shown in the bar chart, the highest return for a quarter was 22.03% (quarter ended 12/31/98) and the lowest return for a quarter was -15.56% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -0.95%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                                PAST ONE   PAST FIVE       PAST TEN
DECEMBER 31, 2004)                                              YEAR       YEARS          YEARS
-----------------------------------------------------------------------------------------------------
 MFS Massachusetts Investors Trust Portfolio Class 1           11.85%      -1.96%          8.88%
-----------------------------------------------------------------------------------------------------
 S&P 500(R) Index(1)                                           10.88%      -2.30%         12.07%
-----------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                        PUTNAM GROWTH: VOYAGER PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                   PUTNAM GROWTH: VOYAGER PORTFOLIO CLASS 1
                                                   ----------------------------------------
1995                                                                24.75%
1996                                                                20.37%
1997                                                                32.48%
1998                                                                34.76%
1999                                                                29.71%
2000                                                               -18.06%
2001                                                               -24.16%
2002                                                               -26.41%
2003                                                                23.98%
2004                                                                 5.02%

During the period shown in the bar chart, the highest return for a quarter was 25.28% (quarter ended 12/31/98) and the lowest return for a quarter was -19.65% (quarter ended 03/31/01). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -4.10%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS                                  PAST ONE   PAST FIVE   PAST TEN
(AS OF CALENDAR YEAR ENDED DECEMBER 31, 2004)                   YEAR       YEARS      YEARS
---------------------------------------------------------------------------------------------
 Putnam Growth: Voyager Portfolio Class 1                       5.02%      -9.85%     7.55%
---------------------------------------------------------------------------------------------
 Russell 1000(R) Growth Index(1)                                6.30%      -9.29%     9.59%
---------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) The Russell 1000(R) Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                           BLUE CHIP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                          BLUE CHIP GROWTH PORTFOLIO CLASS 1
                                                          ----------------------------------
2001                                                                   -20.87%
2002                                                                   -29.26%
2003                                                                    25.98%
2004                                                                     5.25%

During the period shown in the bar chart, the highest return for a quarter was 12.86% (quarter ended 12/31/01) and the lowest return for a quarter was -19.10% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -4.21%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED            PAST ONE        CLASS 1
DECEMBER 31, 2004)                          YEAR     SINCE INCEPTION(1)
-----------------------------------------------------------------------
 Blue Chip Growth Portfolio Class 1         5.25%          -9.22%
-----------------------------------------------------------------------
 S&P 500(R) Index(2)                       10.88%          -2.34%
-----------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is July 5, 2000.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                             REAL ESTATE PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                              REAL ESTATE PORTFOLIO CLASS 1
                                                              -----------------------------
1998                                                                     -15.36%
1999                                                                      -7.42%
2000                                                                      23.80%
2001                                                                       6.00%
2002                                                                       6.26%
2003                                                                      37.91%
2004                                                                      34.57%

During the period shown in the bar chart, the highest return for a quarter was 15.03% (quarter ended 12/31/04) and the lowest return for a quarter was -11.07% (quarter ended 09/30/98). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -7.70%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                               PAST ONE   PAST FIVE        CLASS 1
DECEMBER 31, 2004)                                             YEAR       YEARS     SINCE INCEPTION(1)
------------------------------------------------------------------------------------------------------
 Real Estate Portfolio Class 1                                34.57%      20.94%          12.22%
------------------------------------------------------------------------------------------------------
 Morgan Stanley REIT Index(2)                                 31.49%      21.67%          12.90%
------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is June 2, 1997.

(2) The Morgan Stanley Real Estate Investment Trust (REIT) Index is a capitalization-weighted index with dividends reinvested of mostly actively traded real estate investment trusts and is designed to be a measure of real estate equity performance. The index was developed with a base value of 200 as of December 31, 1994.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                          MFS MID-CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                        MFS MID-CAP GROWTH PORTFOLIO CLASS 1
                                                        ------------------------------------
2000                                                                    9.61%
2001                                                                  -22.62%
2002                                                                  -47.17%
2003                                                                   37.31%
2004                                                                   14.09%

During the period shown in the bar chart, the highest return for a quarter was 26.80% (quarter ended 12/31/01) and the lowest return for a quarter was -35.89% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -6.84%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED            PAST ONE     PAST FIVE          CLASS 1
DECEMBER 31, 2004)                          YEAR         YEARS       SINCE INCEPTION(1)
---------------------------------------------------------------------------------------
 MFS Mid-Cap Growth Portfolio Class 1      14.09%        -6.83%            2.58%
---------------------------------------------------------------------------------------
 Russell Midcap(R) Growth Index(2)         15.48%        -3.36%            3.61%
---------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is April 1, 1999.

(2) The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                          AGGRESSIVE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                        AGGRESSIVE GROWTH PORTFOLIO CLASS 1
                                                        -----------------------------------
1997                                                                   12.35%
1998                                                                   17.43%
1999                                                                   84.66%
2000                                                                  -15.25%
2001                                                                  -31.70%
2002                                                                  -24.71%
2003                                                                   28.57%
2004                                                                   16.72%

During the period shown in the bar chart, the highest return for a quarter was 53.68% (quarter ended 12/31/99) and the lowest return for a quarter was -27.42% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was 0.10%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED            PAST ONE     PAST FIVE          CLASS 1
DECEMBER 31, 2004)                          YEAR         YEARS       SINCE INCEPTION(1)
---------------------------------------------------------------------------------------
 Aggressive Growth Portfolio Class 1       16.72%        -8.14%            6.22%
---------------------------------------------------------------------------------------
 Russell 3000(R) Index(2)                  11.95%        -1.16%            8.79%
---------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is June 3, 1996.

(2) The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The change in indices was made because the Russell 3000(R) Index is more representative of the Portfolio's investment strategy.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                         GROWTH OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                     GROWTH OPPORTUNITIES PORTFOLIO CLASS 1
                                                     --------------------------------------
2001                                                                -33.17%
2002                                                                -39.83%
2003                                                                 34.93%
2004                                                                  6.26%

During the period shown in the bar chart, the highest return for a quarter was 18.49% (quarter ended 12/31/01) and the lowest return for a quarter was -25.14% (quarter ended 03/31/01). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -1.96%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                PAST ONE        CLASS 1
DECEMBER 31, 2004)                              YEAR     SINCE INCEPTION(1)
---------------------------------------------------------------------------
 Growth Opportunities Portfolio Class 1         6.26%          -13.87%
---------------------------------------------------------------------------
 Russell 2000(R) Growth Index(2)               14.31%           -3.95%
---------------------------------------------------------------------------
 S&P Mid Cap 400(R) Index(3)                   16.48%            8.44%
---------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is July 5, 2000.

(2) Effective November 1, 2004, the Portfolio has selected the Russell 2000(R) Growth Index for performance comparisons. The Russell 2000(R) Growth Index is constructed to provide a comprehensive and unbiased barometer of the small-cap growth market in the U.S. equity universe. The change in indices was made because the Russell 2000(R) Growth Index is more representative of the Portfolio's investment strategy.

(3) The S&P Mid Cap 400(R) Index consists of 400 domestic stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                            MARSICO GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                           MARSICO GROWTH PORTFOLIO CLASS 1
                                                           --------------------------------
2001                                                                   -13.53%
2002                                                                   -11.24%
2003                                                                    30.20%
2004                                                                    11.24%

During the period shown in the bar chart, the highest return for a quarter was 13.00% (quarter ended 06/30/03) and the lowest return for a quarter was -14.66% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -4.15%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                                PAST ONE        CLASS 1
DECEMBER 31, 2004)                                              YEAR     SINCE INCEPTION(1)
-------------------------------------------------------------------------------------------
 Marsico Growth Portfolio Class 1                              11.24%           2.68%
-------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)                                           10.88%          -0.52%
-------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is December 29, 2000.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                              TECHNOLOGY PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                              TECHNOLOGY PORTFOLIO CLASS 1
                                                              ----------------------------
2001                                                                    -47.63%
2002                                                                    -49.29%
2003                                                                     50.84%
2004                                                                     -2.59%

During the period shown in the bar chart, the highest return for a quarter was 40.64% (quarter ended 12/31/01) and the lowest return for a quarter was -45.25% (quarter ended 03/31/01). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -9.13%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED       PAST ONE         CLASS 1
DECEMBER 31, 2003)                     YEAR      SINCE INCEPTION(1)
-------------------------------------------------------------------
 Technology Portfolio Class 1         -2.59%           -25.73%
-------------------------------------------------------------------
 Nasdaq(R) Composite Index(2)          9.15%           -11.63%
-------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is July 5, 2000.

(2) The Nasdaq(R) Composite Index includes over 4,000 companies and measures all Nasdaq domestic and international based common type stocks on The Nasdaq Stock Market.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                   INTERNATIONAL GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                 INTERNATIONAL GROWTH AND INCOME PORTFOLIO
                                                                  CLASS 1
                                                 -----------------------------------------
1998                                                               10.83%
1999                                                               24.18%
2000                                                                1.16%
2001                                                              -22.24%
2002                                                              -20.89%
2003                                                               36.85%
2004                                                               20.90%

During the period shown in the bar chart, the highest return for a quarter was 18.57% (quarter ended 06/30/03) and the lowest return for a quarter was -23.49% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -1.09%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED          PAST ONE   PAST FIVE        CLASS 1
DECEMBER 31, 2004)                        YEAR       YEARS     SINCE INCEPTION(1)
---------------------------------------------------------------------------------
 International Growth and Income
   Portfolio Class 1                     20.90%       0.59%          5.55%
---------------------------------------------------------------------------------
 MSCI EAFE(R) Index(2)                   20.25%      -1.13%          4.43%
---------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is June 2, 1997.

(2) The Morgan Stanley Capital International (MSCI) EAFE(R) Index (Europe, Australasia, and Far East) represents the foreign stocks of 21 countries in Europe, Australasia and the Far East.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                           GLOBAL EQUITIES PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                           GLOBAL EQUITIES PORTFOLIO CLASS 1
                                                           ---------------------------------
1995                                                                     19.16%
1996                                                                     14.18%
1997                                                                     15.06%
1998                                                                     22.86%
1999                                                                     30.94%
2000                                                                    -17.26%
2001                                                                    -18.11%
2002                                                                    -26.79%
2003                                                                     26.54%
2004                                                                     11.86%

During the period shown in the bar chart, the highest return for a quarter was 25.50% (quarter ended 12/31/98) and the lowest return for a quarter was -20.67% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -2.60%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                                PAST ONE    PAST FIVE    PAST TEN
DECEMBER 31, 2004)                                              YEAR        YEARS       YEARS
-----------------------------------------------------------------------------------------------
 Global Equities Portfolio Class 1                             11.86%       -6.83%      5.87%
-----------------------------------------------------------------------------------------------
 MSCI World Index(SM)(1)                                       14.72%       -2.45%      8.09%
-----------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) The Morgan Stanley Capital International (MSCI) World Index(SM) measures the performance of companies representative of the market structure of 23 developed market countries in North America, Europe and Asia/Pacific regions.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                  INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO
                                                                  CLASS 1
                                                --------------------------------------------
1995                                                               10.34%
1996                                                                9.31%
1997                                                                6.37%
1998                                                               18.53%
1999                                                               24.59%
2000                                                              -18.32%
2001                                                              -24.02%
2002                                                              -28.48%
2003                                                               31.88%
2004                                                               16.44%

During the period shown in the bar chart, the highest return for a quarter was 17.56% (quarter ended 12/31/99) and the lowest return for a quarter was -26.49% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -1.28%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                                PAST ONE   PAST FIVE   PAST TEN
DECEMBER 31, 2004)                                              YEAR       YEARS      YEARS
---------------------------------------------------------------------------------------------
 International Diversified Equities Portfolio Class 1          16.44%      -7.38%     2.59%
---------------------------------------------------------------------------------------------
 MSCI EAFE(R) Index(1)                                         20.25%      -1.13%     5.62%
---------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) The Morgan Stanley Capital International (MSCI) EAFE(R) Index (Europe, Australasia, and Far East) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                           EMERGING MARKETS PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                         EMERGING MARKETS PORTFOLIO CLASS 1
                                                         ----------------------------------
1998                                                                  -24.27%
1999                                                                   77.45%
2000                                                                  -36.38%
2001                                                                   -1.76%
2002                                                                   -7.14%
2003                                                                   52.61%
2004                                                                   24.52%

During the period shown in the bar chart, the highest return for a quarter was 38.80% (quarter ended 12/31/99) and the lowest return for a quarter was -22.17% (quarter ended 09/30/98). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was 2.26%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                            PAST ONE   PAST FIVE        CLASS 1
DECEMBER 31, 2004)                                          YEAR       YEARS     SINCE INCEPTION(1)
---------------------------------------------------------------------------------------------------
 Emerging Markets Portfolio Class 1                        24.52%      1.98%           2.84%
---------------------------------------------------------------------------------------------------
 MSCI Emerging Markets Free Index(SM)(2)                   25.95%      4.59%           2.79%
---------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is June 2, 1997.

(2) The Morgan Stanley Capital International (MSCI) Emerging Markets Free Index(SM) measures the performance of companies representative of the market structure of 26 emerging market countries in Europe, Latin America, and the Pacific basin. The MSCI Emerging Markets Free Index excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                                EXPENSE SUMMARY
--------------------------------------------------------------------------------

The table below describes the fees and expenses you may pay if you remain invested in each Portfolio. Each Portfolio's annual operating expenses do not reflect the separate account fees charged in the Variable Contracts, as defined herein, in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)

                                 CASH MANAGEMENT          CORPORATE BOND              GLOBAL BOND             HIGH-YIELD BOND
                                    PORTFOLIO               PORTFOLIO                  PORTFOLIO                 PORTFOLIO
                              ---------------------   ----------------------   -------------------------   ----------------------
                                     CLASS 1                 CLASS 1                    CLASS 1                   CLASS 1
                              ---------------------   ----------------------   -------------------------   ----------------------
Management Fees                       0.50%                    0.56%                     0.69%                      0.61%
Distribution and/or Service
  (12b-1) Fees(1)                     0.00%                    0.00%                     0.00%                      0.00%
Other Expenses                        0.06%                    0.07%                     0.14%                      0.11%
Total Annual Portfolio
  Operating Expenses(1)               0.56%                    0.63%                     0.83%                      0.72%

                              WORLDWIDE HIGH INCOME    SUNAMERICA BALANCED         MFS TOTAL RETURN           TELECOM UTILITY
                                    PORTFOLIO               PORTFOLIO                  PORTFOLIO                 PORTFOLIO
                              ---------------------   ----------------------   -------------------------   ----------------------
                                     CLASS 1                 CLASS 1                    CLASS 1                   CLASS 1
                              ---------------------   ----------------------   -------------------------   ----------------------
Management Fees                       0.98%                    0.63%                     0.65%                      0.75%
Distribution and/or Service
  (12b-1) Fees(1)                     0.00%                    0.00%                     0.02%                      0.01%
Other Expenses                        0.15%                    0.09%                     0.07%                      0.21%
Total Annual Portfolio
  Operating Expenses(1)               1.13%                    0.72%                     0.74%                      0.97%

                                 GROWTH-INCOME         FEDERATED AMERICAN        DAVIS VENTURE VALUE       "DOGS" OF WALL STREET
                                   PORTFOLIO           LEADERS PORTFOLIO              PORTFOLIO                  PORTFOLIO
                             ---------------------   ----------------------   -------------------------   -----------------------
                                    CLASS 1                 CLASS 1                    CLASS 1                    CLASS 1
                             ---------------------   ----------------------   -------------------------   -----------------------
Management Fees                      0.55%                    0.69%                     0.71%                      0.60%
Distribution and/or Service
  (12b-1) Fees(1)                    0.03%                    0.04%                     0.00%                      0.00%
Other Expenses                       0.06%                    0.07%                     0.08%                      0.11%
Total Annual Portfolio
  Operating Expenses(1)              0.64%                    0.80%                     0.79%                      0.71%

                                 ALLIANCE GROWTH      GOLDMAN SACHS RESEARCH       MFS MASSACHUSETTS       PUTNAM GROWTH: VOYAGER
                                    PORTFOLIO              PORTFOLIO(2)        INVESTORS TRUST PORTFOLIO         PORTFOLIO
                              ---------------------   ----------------------   -------------------------   ----------------------
                                     CLASS 1                 CLASS 1                    CLASS 1                   CLASS 1
                              ---------------------   ----------------------   -------------------------   ----------------------
Management Fees                       0.61%                    1.17%                     0.70%                      0.83%
Distribution and/or Service
  (12b-1) Fees(1)                     0.03%                    0.26%                     0.02%                      0.02%
Other Expenses                        0.06%                    0.34%                     0.08%                      0.08%
Total Annual Portfolio
  Operating Expenses(1)               0.70%                    1.77%                     0.80%                      0.93%

                                BLUE CHIP GROWTH           REAL ESTATE            MFS MID-CAP GROWTH         AGGRESSIVE GROWTH
                                  PORTFOLIO(2)              PORTFOLIO                  PORTFOLIO                 PORTFOLIO
                              ---------------------   ----------------------   -------------------------   ----------------------
                                     CLASS 1                 CLASS 1                    CLASS 1                   CLASS 1
                              ---------------------   ----------------------   -------------------------   ----------------------
Management Fees                       0.70%                    0.78%                     0.75%                      0.71%
Distribution and/or Service
  (12b-1) Fees(1)                     0.00%                    0.00%                     0.02%                      0.00%
Other Expenses                        0.22%                    0.08%                     0.07%                      0.09%
Total Annual Portfolio
  Operating Expenses(1)               0.92%                    0.86%                     0.84%                      0.80%

                                                         SunAmerica Series Trust

                            GROWTH OPPORTUNITIES        MARSICO GROWTH              TECHNOLOGY           INTERNATIONAL GROWTH AND
                                PORTFOLIO(2)              PORTFOLIO                  PORTFOLIO               INCOME PORTFOLIO
                            ---------------------   ----------------------   -------------------------   ------------------------
                                   CLASS 1                 CLASS 1                    CLASS 1                    CLASS 1
                            ---------------------   ----------------------   -------------------------   ------------------------
Management Fees                     0.75%                    0.85%                     1.19%                       0.95%
Distribution and/or
  Service (12b-1) Fees(1)           0.00%                    0.01%                     0.13%                       0.02%
Other Expenses                      0.30%                    0.11%                     0.18%                       0.27%
Total Annual Portfolio
  Operating Expenses(1)             1.05%                    0.97%                     1.50%                       1.24%

                                                   GLOBAL EQUITIES      INTERNATIONAL DIVERSIFIED       EMERGING MARKETS
                                                      PORTFOLIO            EQUITIES PORTFOLIO               PORTFOLIO
                                                ---------------------   -------------------------   -------------------------
                                                       CLASS 1                   CLASS 1                     CLASS 1
                                                ---------------------   -------------------------   -------------------------
Management Fees                                         0.78%                     1.00%                       1.25%
Distribution and/or Service (12b-1) Fees(1)             0.03%                     0.00%                       0.03%
Other Expenses                                          0.17%                     0.25%                       0.32%
Total Annual Portfolio Operating Expenses(1)            0.98%                     1.25%                       1.60%

---------------

(1) Through expense offset arrangements resulting from broker commission recapture, a portion of the portfolio's distribution and/or service fees and other expenses have been reduced. For the period February 1, 2004 to November 30, 2004, broker commission recapture amounts received by certain Portfolios were used to offset the Portfolio's distribution fees. For the period December 1, 2004 to January 31, 2005, broker commission recapture amounts received by certain Portfolios were used to offset the Portfolio's other expenses. "Distribution and/or Service (12b-1) Fees" and "Other Expenses" do not take into account these expense reductions and are therefore higher than the actual distribution fees and other expenses of the Portfolio. Had the expense reductions been taken into account, "Total Annual Portfolio Operating Expenses" for Class 1 would have been as follows:

                                                 CLASS 1
                                                 -------
SunAmerica Balanced Portfolio*                    0.72%
MFS Total Return Portfolio                        0.72%
Telecom Utility Portfolio                         0.96%
Growth-Income Portfolio                           0.61%
Federated American Leaders Portfolio              0.76%
Davis Venture Value Portfolio                     0.79%
Alliance Growth Portfolio                         0.67%
Goldman Sachs Research Portfolio                  1.34%
MFS Massachusetts Investors Trust
  Portfolio                                       0.78%
Putnam Growth: Voyager Portfolio                  0.91%
Blue Chip Growth Portfolio*                       0.85%
Real Estate Portfolio*                            0.86%
MFS Mid-Cap Growth Portfolio                      0.82%
Aggressive Growth Portfolio*                      0.80%
Growth Opportunities Portfolio                    1.00%
Marsico Growth Portfolio                          0.96%
Technology Portfolio                              1.37%
International Growth and Income Portfolio         1.22%
Global Equities Portfolio                         0.95%
International Diversified Equities
  Portfolio*                                      1.25%
Emerging Markets Portfolio                        1.57%

---------------

* The amount by which brokerage commission recapture amounts reduced Portfolio expenses was less than 0.01%.

(2) The Adviser is voluntarily waiving fees and/or reimbursing expenses so that the total net expense ratios for the following Portfolios do not exceed the amounts set forth below:

                                            CLASS 1
                                            -------
Goldman Sachs Research Portfolio             1.35%
Blue Chip Growth Portfolio                   0.85%
Growth Opportunities Portfolio               1.00%

 These waivers and reimbursements are voluntary and may be terminated at any time.

SunAmerica Series Trust

EXAMPLE

This Example is intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year, reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the gross expenses shown in the fee table, your costs would be:

                                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                            ------   -------   -------   --------
Cash Management Portfolio.................................   $ 57     $179     $  313     $  701
Corporate Bond Portfolio..................................     64      202        351        786
Global Bond Portfolio.....................................     85      265        460      1,025
High-Yield Bond Portfolio.................................     74      230        401        894
Worldwide High Income Portfolio...........................    115      359        622      1,375
SunAmerica Balanced Portfolio*............................     74      230        401        894
MFS Total Return Portfolio*...............................     76      237        411        918
Telecom Utility Portfolio*................................     99      309        536      1,190
Growth-Income Portfolio*..................................     65      205        357        798
Federated American Leaders Portfolio*.....................     82      255        444        990
Davis Venture Value Portfolio*............................     81      252        439        978
"Dogs" of Wall Street Portfolio...........................     73      227        395        883
Alliance Growth Portfolio*................................     72      224        390        871
Goldman Sachs Research Portfolio*.........................    155      480        829      1,813
MFS Massachusetts Investors Trust Portfolio*..............     82      255        444        990
Putnam Growth: Voyager Portfolio*.........................     95      296        515      1,143
Blue Chip Growth Portfolio*...............................     94      293        509      1,131
Real Estate Portfolio*....................................     88      274        477      1,061
MFS Mid-Cap Growth Portfolio*.............................     86      268        466      1,037
Aggressive Growth Portfolio*..............................     82      255        444        990
Growth Opportunities Portfolio*...........................    107      334        579      1,283
Marsico Growth Portfolio*.................................     99      309        536      1,190
Technology Portfolio*.....................................    153      474        818      1,791
International Growth and Income Portfolio*................    126      393        681      1,500
Global Equities Portfolio*................................    100      312        542      1,201
International Diversified Equities Portfolio..............    127      397        686      1,511
Emerging Markets Portfolio*...............................    163      505        871      1,900

---------------

* The Example does not take into account voluntary fee waivers and/or expense reimbursements by the Adviser and expense reductions resulting from broker commission recapture amounts. The fee waivers and/or expense reimbursements will continue indefinitely, but may be terminated at any time.

                                                         SunAmerica Series Trust

The following are your costs after these fee waivers and/or expense reimbursements and expense reductions.

                                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                            ------   -------   -------   --------
SunAmerica Balanced Portfolio*............................   $ 74     $230      $401      $  894
MFS Total Return Portfolio................................     74      230       401         894
Telecom Utility Portfolio.................................     98      306       531       1,178
Growth-Income Portfolio...................................     62      195       340         762
Federated American Leaders Portfolio......................     78      243       422         942
Davis Venture Value Portfolio.............................     81      252       439         978
Alliance Growth Portfolio.................................     68      214       373         835
Goldman Sachs Research Portfolio..........................    136      425       734       1,613
MFS Massachusetts Investors Trust Portfolio...............     80      249       433         966
Putnam Growth: Voyager Portfolio..........................     93      290       504       1,120
Blue Chip Growth Portfolio................................     87      271       471       1,049
Real Estate Portfolio*....................................     88      274       477       1,061
MFS Mid-Cap Growth Portfolio..............................     84      262       455       1,014
Aggressive Growth Portfolio*..............................     82      255       444         990
Growth Opportunities Portfolio............................    102      318       552       1,225
Marsico Growth Portfolio..................................     98      306       531       1,178
Technology Portfolio......................................    139      434       750       1,646
International Growth and Income Portfolio.................    124      387       670       1,477
Global Equities Portfolio.................................     97      303       525       1,166
International Diversified Equities Portfolio*.............    127      397       686       1,511
Emerging Markets Portfolio................................    160      496       855       1,867

---------------

* The amount of the voluntary fee waiver and/or expense reimbursements by the Adviser was less than $1.00.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                              ACCOUNT INFORMATION
--------------------------------------------------------------------------------

Class 1 shares of the Portfolios are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts") offered by life insurance companies affiliated with AIG SunAmerica Asset Management Corp. ("SAAMCo" or the "Adviser"), the Trust's investment adviser and manager. The term "Manager" as used in this Prospectus means either SAAMCo or other registered investment advisers that serve as subadvisers to the Trust, as the case may be. All shares of the Trust are owned by "Separate Accounts" of the life insurance companies. If you would like to invest in a Portfolio, you must purchase a Variable Contract from one of the life insurance companies. The Trust offers these classes of shares: Class 1, Class 2 and Class 3 shares. Class 1 shares of the Portfolios, which are issued only in connection with certain Variable Contracts are offered through this Prospectus. Class 2 and Class 3 are offered through a separate prospectus.

You should be aware that the Variable Contracts involve fees and expenses that are not described in this prospectus, and that the contracts also may involve certain restrictions and limitations. You will find information about purchasing a Variable Contract and the Portfolios available to you in the prospectus that offers the contracts, which accompanies this Prospectus.

The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts through the various life insurance companies. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

DISTRIBUTION (12B-1) PLAN

Effective November 30, 2004, the 12b-1 plan for Class 1 shares of each Portfolio was terminated. Through November 30, 2004, each Portfolio, other than the Cash Management Portfolio, could have participated in directed brokerage programs, whereby a portion of the brokerage commissions generated by a Portfolio would be used to make payments to AIG SunAmerica Capital Services, Inc. (the "Distributor") to pay for various distribution activities. Such payments to the Distributor could not exceed an annual rate of 0.75% of the average daily net assets of Class 1 shares of each Portfolio. The distribution fees were used to compensate the Distributor and certain financial intermediaries to pay for activities principally intended to result in the sale of Class 1 shares of each Portfolio. Accordingly, for the year ended January 31, 2005, distribution fees were paid based on the aforementioned rate.

TRANSACTION POLICIES

VALUATION OF SHARES. The net asset value per share ("NAV") for each Portfolio and class is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets of each class by the number of such class's outstanding shares. The NAV for each Portfolio also may be calculated on any other day in which there is sufficient liquidity in the securities held by the Portfolio. As a result, the value of the Portfolio's shares may change on days when you will not be able to purchase or redeem your shares.

Investments for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless, in accordance with pricing procedures approved by the Trust's Board, the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures approved by the Board.

                                                         SunAmerica Series Trust

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. The Trust uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Certain of the Portfolios may invest to a large extent in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not price its shares. As a result, the value of these Portfolios' shares may change on days when the Trust is not open for purchases or redemptions.

BUY AND SELL PRICES. The Separate Accounts buy and sell shares of a Portfolio at NAV, without any sales or other charges.

EXECUTION OF REQUESTS. The Trust is open on those days when the New York Stock Exchange is open for regular trading. Buy and sell requests are executed at the next NAV to be calculated after the request is accepted by the Trust. If the order is received by the Trust, or the insurance company as its authorized agent, before the Trust's close of business (generally 4:00 p.m., Eastern time), the order will receive that day's closing price. If the order is received after that time, it will receive the next business day's closing price.

During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven business days or longer, as allowed by federal securities laws.

FREQUENT PURCHASES AND REDEMPTIONS OF SHARES

The Portfolios, which are offered only through Variable Contracts, are intended for long-term investment and not as frequent short-term trading ("market timing") vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers or redemptions should not acquire Variable Contracts that relate to shares of the Portfolios. The Board of Trustees has adopted policies and procedures with respect to market timing activity as discussed below.

The Trust believes that market timing activity is not in the best interest of its Portfolios' performance or their participants. Market timing can disrupt the ability of a Manager to invest assets in an orderly, long-term manner, which may have an adverse impact on the performance of the Portfolios. In addition, market timing may increase a Portfolio's expenses through: increased brokerage, transaction and administrative costs; forced and unplanned portfolio turnover; and large asset swings that decrease a Portfolio's ability to provide maximum investment return to all participants. This in turn can have an adverse effect on Portfolio performance.

Since certain Portfolios invest significantly in foreign securities and/or high yield fixed income securities ("junk bonds"), they may be particularly vulnerable to market timing. For a description of those Portfolios investing significantly in junk bonds or foreign securities, see page 7 and 8 of the Prospectus, respectively. Market timing in Portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a Portfolio's international portfolio securities trade and the time as of which the Portfolio's net asset value is calculated. Market timing in Portfolios investing

SunAmerica Series Trust
significantly in junk bonds may occur if market prices are not readily available for a Portfolio's junk bond holdings. Market timers may purchase shares of a Portfolio based on events occurring after foreign market closing prices are established but before calculation of the Portfolio's net asset value, or if they believe market prices for junk bonds are not accurately reflected by a Portfolio. One of the objectives of the Trust's fair value pricing procedures is to minimize the possibilities of this type of market timing (see "Transaction Policies -- Valuation of Shares").

Shares of the Portfolios are generally held through insurance company separate accounts. The ability of the Trust to monitor transfers made by the participants in separate accounts maintained by financial intermediaries is limited by the institutional nature of these omnibus accounts. The Board's policy is that the Portfolios must rely on the insurance company separate account to both monitor market timing within a Portfolio and attempt to prevent it through their own policies and procedures. In situations in which the Trust becomes aware of possible market timing activity, it will notify the insurance company separate account in order to help facilitate the enforcement of such entity's market timing policies and procedures. There is no guarantee that the Trust will be able to detect market timing activity or the participants engaged in such activity, or, if it is detected, to prevent its recurrence. Whether or not the Trust detects it, if market timing activity occurs, then you should anticipate that you will be subject to the disruptions and increased expenses discussed above. The Trust reserves the right, in its sole discretion and without prior notice, to reject or refuse purchase orders received from insurance company separate accounts, whether directly or by transfer, including orders that have been accepted by a financial intermediary, that the Trust determines not to be in the best interest of the Portfolios. Such rejections or refusals will be applied uniformly without exception.

Please review your Variable Contract prospectus for more information regarding the insurance company's market timing policies and procedures, including any restrictions or limitations that the insurance company separate account may impose with respect to trades made through a Variable Contract.

Please refer to the documents pertaining to your Variable Contract prospectus on how to direct investments in or redemptions from (including making transfers into or out of) the Portfolios and any fees that may apply.

PORTFOLIO HOLDINGS

The Trust's policies and procedures with respect to the disclosure of the Portfolios' securities are described in the Statement of Additional Information.

DIVIDEND POLICIES AND TAXES

DISTRIBUTIONS. For each Portfolio, dividends from net investment income and capital gain distributions, if any, are declared and paid annually.

DISTRIBUTION REINVESTMENT. The dividends and distributions will be reinvested automatically in additional shares of the same Portfolio on which they were paid.

TAXABILITY OF A PORTFOLIO. Each Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. As long as each Portfolio is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

    ADDITIONAL INFORMATION ABOUT THE "DOGS" OF WALL STREET AND GOLDMAN SACHS
                              RESEARCH PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT STRATEGY FOR THE "DOGS" OF WALL STREET PORTFOLIO

The "DOGS" OF WALL STREET PORTFOLIO employs a passively managed "buy and hold" strategy that annually selects the following 30 stocks: (1) the 10 highest yielding common stocks in the Dow Jones Industrial Average and (2) the 20 other highest yielding stocks of the 400 largest industrial companies in the U.S. markets that have capitalizations of at least $1 billion and have received one of the two highest rankings from an independently published common stock ranking service on the basis of growth and stability of earnings and dividends. The stocks in the Portfolio will not change over the course of the year, even if there are adverse developments concerning a particular stock, an industry, the economy or the stock market generally. The annual selection of the thirty stocks that meet these criteria takes place no later than January 15th, on the basis of information as of the preceding December 31st. Immediately after the Portfolio buys and sells stocks, it will hold an equal value of each of the thirty stocks. In other words, the Portfolio will invest 1/30 of its assets in each of the stocks that make up its portfolio. Thereafter, when an investor purchases shares of the Portfolio, the Adviser invests the additional funds in the selected stocks based on each stock's respective percentage of the Portfolio's assets. Due to purchases and redemptions of Portfolio shares during the year and changes in the market value of the stocks held by the Portfolio, it is likely that the weightings of the stocks in the Portfolio will fluctuate throughout the course of the year. This may result in the Portfolio investing more than 25% of its assets in the securities of issuers in the same industry, to the extent such investments are selected according to the Portfolio's stock selection criteria.

INVESTMENT STRATEGY FOR THE GOLDMAN SACHS RESEARCH PORTFOLIO

The Goldman Sachs Research Portfolio will invest, under normal circumstances, at least 80% of its net assets in equity investments selected for their potential to achieve capital appreciation over the long term. The Portfolio seeks to achieve its investment objective by investing, under normal circumstances, in approximately 40-50 companies that are considered by its Subadviser to be positioned for long-term growth or are positioned as value opportunities which, in the Subadviser's view, have identifiable competitive advantages and whose intrinsic value is not reflected in the stock price.

The Portfolio may invest in securities of any capitalization. Although the Portfolio will invest primarily in publicly traded U.S. securities (including securities of foreign issuers that are traded in the United States), it may invest up to 20% of its net assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.

A committee of portfolio managers representing the Subadviser's Value and Growth investment teams will meet regularly to discuss stock selection and portfolio construction for the Portfolio. The Subadviser will rely on research generated by the portfolio managers/analysts that comprise the Subadviser's Value and Growth Investment teams. Under normal circumstances, the Portfolio expects its portfolio to be approximately balanced between value and growth opportunities. The Portfolio will be rebalanced annually or more frequently as opportunities arise.

The Portfolio may invest in the aggregate up to 20% of its net assets in fixed income securities, such as government, corporate and bank debt obligations.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                     MORE INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT STRATEGIES

Each Portfolio has its own investment goal and principal investment strategy for pursuing it as described in the charts beginning on page 3. The charts below summarize information about each Portfolio's investments. We have included a glossary to define the investment and risk terminology used in the charts and throughout this Prospectus. Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase under normal market conditions. You should consider your ability to assume the risks involved before investing in a Portfolio through one of the Variable Contracts.


------------------------------------------------------------------------------------------------------------------------
                                                FIXED INCOME PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------
                             CASH                                                  HIGH-YIELD       WORLDWIDE HIGH
                          MANAGEMENT       CORPORATE BOND       GLOBAL BOND           BOND              INCOME
------------------------------------------------------------------------------------------------------------------------
  What are the         - Fixed income     - Fixed income     - Fixed income     - Fixed income     - Fixed income
  Portfolio's            securities:        securities (at     securities (at     securities (at     securities (at
  principal              - U.S. treasury    least 80%):        least 80%):        least 80%):        least 80%):
  investments?             bills            - corporate        - U.S. and non-    - junk bonds     - junk bonds
                         - agency             bonds              U.S.             - convertible      (up to 100%)
                           discount         - investment         government         bonds            - emerging
                           notes              grade fixed        securities       - preferred          market
                         - commercial         income           - investment         stocks             government
                           paper              securities         grade            - zero coupon        securities
                         - corporate        - junk bonds         corporate          and deferred     - emerging
                           debt               (up to 35%)        bonds              interest           market
                           instruments      - U.S.             - mortgage and       bonds              corporate
                       - Short-term           government         asset-backed                          debt
                         investments          securities         securities                            instruments
                         - repurchase                        - Short-term                            - Eurobonds
                           agreements                          investments                           - Brady bonds
                         - bank                              - Currency
                           obligations                         transactions
                                                             - Foreign
                                                               securities
------------------------------------------------------------------------------------------------------------------------
  What other types of  N/A                - Fixed income     - Options and      - Equity           - Fixed income
  investments or                            securities:        futures            securities:        securities
  strategies may the                        - preferred      - Forward            - convertible      - U.S. and
  Portfolio use to a                          stocks           commitments          securities         non-U.S.
  significant extent?                       - zero coupon,   - Mortgage and       - warrants           government
                                              deferred         currency swaps   - Fixed income         securities
                                              interest and   - Credit,            securities:        - investment
                                              PIK bonds        interest-rate      - U.S.               grade
                                              (up to 35%)      and total            government         corporate
                                          - Foreign            return swaps         securities         bonds
                                            securities       - Hybrid             - investment     - Currency
                                          - When-issued and    instruments          grade bonds      transactions
                                            delayed          - Deferred           - PIK bonds      - Illiquid
                                            delivery           interest bonds   - Foreign            securities (up
                                            transactions     - Inverse            securities         to 15%)
                                          - Illiquid           floaters         - Short-term       - Borrowing for
                                            securities (up   - Illiquid           investments        temporary or
                                            to 15%)            securities (up                        emergency
                                          - Pass-through       to 15%)                               purposes
                                            securities       - Pass-through                          (up to 33 1/3%)
                                          - Convertible        securities
                                            securities       - Borrowing for
                                                               temporary or
                                                               emergency
                                                               purposes
                                                               (up to 33 1/3%)
------------------------------------------------------------------------------------------------------------------------

                                                         SunAmerica Series Trust


------------------------------------------------------------------------------------------------------------------------
                                                FIXED INCOME PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------
                             CASH                                                  HIGH-YIELD       WORLDWIDE HIGH
                          MANAGEMENT       CORPORATE BOND       GLOBAL BOND           BOND              INCOME
------------------------------------------------------------------------------------------------------------------------
  What other types of  - Short-term       - Short-term       - Mortgage dollar  - Borrowing for    - Hybrid
  investments may the    investments        investments        rolls              temporary or       instruments
  Portfolio use as       - municipal      - Defensive        - Zero coupon,       emergency        - Options and
  part of efficient        obligations      investments        deferred           purposes           Futures
  portfolio                               - Options and        interest and       (up to 33 1/3%)  - Forward
  management or to                          futures            PIK bonds        - Illiquid           commitments
  enhance return?                           (up to 10%)      - Firm               securities
                                          - Borrowing for      commitments and    (up to 15%)
                                            temporary or       when-issued or   - Loan
                                            emergency          delayed --         participations
                                            purposes           delivery           and assignments
                                            (up to 33 1/3%)    transactions     - Short sales
                                          - Securities       - Forward          - Rights
                                            lending            commitments
                                            (up to 33 1/3%)  - Loan
                                          - Currency           participations
                                            transactions       and assignments
                                          - Currency swaps   - Securities
                                          - Credit swaps       lending (up to
                                          - Interest rate      33 1/3%)
                                            swaps, caps,     - Interest rate
                                            floors and         swaps, caps and
                                            collars            collars
                                          - Total return
                                            swaps
                                          - Hybrid
                                            instruments
------------------------------------------------------------------------------------------------------------------------
  What additional      - Interest rate    - Credit quality   - Credit quality   - Active trading   - Active trading
  risks normally         fluctuations     - Currency         - Currency         - Credit quality   - Credit quality
  affect the           - Securities         volatility         volatility       - Illiquidity      - Currency
  Portfolio?             selection        - Derivatives      - Derivatives      - Interest rate      volatility
                                          - Foreign          - Emerging           fluctuations     - Derivatives
                                            exposure           markets          - Market           - Emerging
                                          - Illiquidity      - Foreign            volatility         markets
                                          - Interest rate      exposure         - Securities       - Foreign
                                            fluctuations     - Hedging            selection          exposure
                                          - Market           - Illiquidity      - Short sales      - Illiquidity
                                            volatility       - Interest rate      risks            - Interest rate
                                          - Securities         fluctuations                          fluctuations
                                            selection        - Market                              - Market
                                          - Small and          volatility                            volatility
                                            medium sized     - Non-diversified                     - Non-diversified
                                            companies          status                                status
                                                             - Prepayment                          - Securities
                                                             - Securities                            selection
                                                               selection
------------------------------------------------------------------------------------------------------------------------

SunAmerica Series Trust


---------------------------------------------------------------------------------------------------------------------------------
                                             BALANCED OR ASSET ALLOCATION PORTFOLIOS
---------------------------------------------------------------------------------------------------------------------------------
                                                       SUNAMERICA
                                                        BALANCED                                MFS TOTAL RETURN
---------------------------------------------------------------------------------------------------------------------------------
  What are the Portfolio's principal   - Equity securities:                        - Equity securities (at least 40%, but not
  investments?                           - common stocks                             more than 75%):
                                       - Fixed income securities (at least 25%):     - common stocks
                                         - U.S. government securities                - convertible securities
                                         - corporate debt instruments                - rights
                                                                                   - Fixed income securities (at least 25%):
                                                                                     - U.S. government securities
                                                                                     - pass-through securities
                                                                                     - corporate debt instruments
                                                                                     - preferred stocks
---------------------------------------------------------------------------------------------------------------------------------
  What other types of investments or   - Equity securities:                        - Foreign securities (up to 20%):
  strategies may the Portfolio use to    - small-cap stocks (up to 20%)              - Brady bonds
  a significant extent?                - Short-term investments                      - depositary receipts
                                       - Defensive investments                       - fixed income securities (U.S. dollar
                                       - Foreign securities                            denominated)
                                       - Illiquid securities (up to 15%)           - Junk bonds (up to 10%)
                                       - Junk bonds (up to 15%)                    - Securities lending (up to 33 1/3%)
                                                                                   - Emerging markets
---------------------------------------------------------------------------------------------------------------------------------
  What other types of investments may  - Options and futures                       - Municipal bonds
  the Portfolio use as part of         - Currency transactions                     - Warrants
  efficient portfolio management or    - Borrowing for temporary or emergency      - Zero-coupon, deferred interest and PIK
  to enhance return?                     purposes (up to 33 1/3%)                    bonds
                                       - Securities lending (up to 33 1/3%)        - When-issued and delayed-delivery
                                                                                     transactions
                                                                                   - Hybrid instruments
                                                                                   - Inverse floaters
                                                                                   - Options and futures
                                                                                   - Currency transactions
                                                                                   - Forward commitments
                                                                                   - Registered investment companies
                                                                                   - Short-term investments
                                                                                     - repurchase agreements
                                                                                   - Loan participations
                                                                                   - Equity swaps
                                                                                   - Roll transactions
                                                                                   - Short sales
                                                                                   - Variable and floating rate obligations
---------------------------------------------------------------------------------------------------------------------------------
  What additional risks normally       - Active trading                            - Active trading
  affect the Portfolio?                - Credit quality                            - Credit quality
                                       - Currency volatility                       - Foreign exposure
                                       - Derivatives                               - Interest rate fluctuations
                                       - Foreign exposure                          - Market volatility
                                       - Hedging                                   - Prepayment
                                       - Illiquidity                               - Securities selection
                                       - Interest rate fluctuations
                                       - Market volatility
---------------------------------------------------------------------------------------------------------------------------------

                                                         SunAmerica Series Trust


-------------------------------------------------------------------------------------------
                                     EQUITY PORTFOLIOS
-------------------------------------------------------------------------------------------
                                                        FEDERATED       DAVIS VENTURE
                 TELECOM UTILITY    GROWTH-INCOME    AMERICAN LEADERS       VALUE
-------------------------------------------------------------------------------------------
  What are the   - Equity          - Equity          - Equity          - Equity
  Portfolio's      securities:       securities:       securities:       securities:
  principal        - common          - large-cap       - large-cap       - large-cap
  investments?       stocks            stocks            stocks            stocks
                   - convertible     - mid-cap
                     securities        stocks
                 - REITs
-------------------------------------------------------------------------------------------
  What other     - Fixed income    - Foreign         - Equity          - Equity
  types of         securities:       securities        securities:       securities:
  investments      - corporate       (up to 25%)       - mid-cap         - mid-cap
  or strategies      bonds                               stocks            stocks
  may the          - investment                      - Foreign         - Foreign
  Portfolio use      grade fixed                       securities:       securities
  to a               income                            - ADRs
  significant        securities
  extent?          - preferred
                     stocks
-------------------------------------------------------------------------------------------
  What other     - Short-term      - Short-term      - Short-term      - Short-term
  types of         investments       investments       investments       investments
  investments    - Defensive       - Defensive       - Defensive       - Defensive
  may the          investments       investments       investments       investments
  Portfolio use  - Options and     - Borrowing for   - Options and     - U.S.
  as part of       futures           temporary or      futures           government
  efficient      - Borrowing for     emergency       - Borrowing for     securities
  portfolio        temporary or      purposes          temporary or
  management or    emergency         (up to            emergency
  to enhance       purposes (up      33 1/3%)          purposes
  return?          to 33 1/3%)     - Options and       (up to
                 - Securities        futures           33 1/3%)
                   lending                           - Securities
                   (up to                              lending
                   33 1/3%)                            (up to
                 - Hybrid                              33 1/3%)
                   instruments
-------------------------------------------------------------------------------------------
  What           - Active trading  - Active trading  - Derivatives     - Foreign
  additional     - Derivatives     - Derivatives     - Large cap         exposure
  risks          - Market          - Foreign           companies       - Large cap
  normally         volatility        exposure        - Market            companies
  affect the     - Real estate     - Growth stocks     volatility      - Market
  Portfolio?       industry        - Large cap       - Securities        volatility
                 - Securities        companies         selection       - Medium sized
                   selection       - Market                              companies
                 - Utility           volatility                        - Securities
                   industry        - Medium sized                        selection
                                     companies
                                   - Securities
                                     selection
-------------------------------------------------------------------------------------------

SunAmerica Series Trust


-------------------------------------------------------------------------------------------------------------
                                              EQUITY PORTFOLIOS
-------------------------------------------------------------------------------------------------------------
                      "DOGS" OF WALL                              GOLDMAN SACHS       MFS MASSACHUSETTS
                          STREET           ALLIANCE GROWTH           RESEARCH          INVESTORS TRUST
-------------------------------------------------------------------------------------------------------------
  What are the     - Equity securities:  - Equity securities:  - Equity securities   - Equity securities
  Portfolio's        - large-cap stocks    - large-cap stocks    (at least 80%):       (at least 65%):
  principal                                                      - common stocks       - common stocks
  investments?                                                   - warrants            - convertible
                                                                 - rights                securities
                                                                 - convertible       - Fixed income
                                                                   securities          securities:
                                                               - Equity swaps          - preferred stocks
                                                                 (up to 15%)         - Foreign
                                                               - Fixed income          securities:
                                                                 securities:           - depositary
                                                                 - preferred stocks      receipts
-------------------------------------------------------------------------------------------------------------
  What other       N/A                   - Foreign securities  - Small-cap stocks    - Foreign securities
  types of                                 (up to 25%)         - Currency              (up to 20%)
  investments may                                                transactions        - Securities lending
  the Portfolio                                                - Futures               (up to 33 1/3%)
  or strategies                                                - Foreign securities
  use to a                                                       (up to 20%)
  significant                                                    - emerging markets
  extent?                                                      - Hybrid instruments
                                                                 (up to 15%):
                                                                 - structured
                                                                   securities
                                                                 - SPDRs (up to
                                                                   10%)
                                                               - Registered
                                                                 investment
                                                                 companies (up to
                                                                 10% including
                                                                 ETFs)
                                                               - REITs
                                                               - Fixed income
                                                                 securities:
                                                                 - U.S. government
                                                                   securities
                                                                 - corporate debt
                                                                   instruments
                                                                 - junk bonds
                                                                   (up to 10%)
                                                               - Short-term
                                                                 investments
-------------------------------------------------------------------------------------------------------------
  What other       - Short-term          - Short-term          - Options             - Warrants and
  types of           investments           investments         - Currency              rights
  investments may  - Defensive           - Defensive             transactions        - When issued and
  the Portfolio      investments           investments         - Forward               delayed-delivery
  use as part of   - Borrowing for       - Borrowing for         commitments           transactions
  efficient          temporary or          temporary or        - When-issued and     - Futures
  portfolio          emergency purposes    emergency purposes    delayed delivery    - Currency
  management or      (up to 33 1/3%)       (up to 33 1/3%)     - Borrowing for         transactions
  to enhance       - Options and         - Options and           temporary or        - Forward
  return?            futures               futures               emergency purposes    commitments
                                                                 (up to 33 1/3%)     - Registered
                                                               - Short sales           investment
                                                                 (up to 25% and        companies
                                                                 only "against the   - Short-term
                                                                 box")                 investments
                                                               - Securities lending    - repurchase
                                                                 (up to 33 1/3%)         agreements
                                                               - Repurchase          - Emerging markets
                                                                 agreements          - Fixed income
                                                               - Custodial receipts    securities:
                                                                 and trust             - corporate debt
                                                                 certificates            instruments
                                                                                       - U.S. government
                                                                                         securities
                                                                                       - zero coupon,
                                                                                         deferred
                                                                                         interest and PIK
                                                                                         bonds
                                                                                     - Roll transactions
                                                                                     - Variable and
                                                                                       floating rate
                                                                                       obligations
-------------------------------------------------------------------------------------------------------------

                                                         SunAmerica Series Trust


-------------------------------------------------------------------------------------------------------------
                                              EQUITY PORTFOLIOS
-------------------------------------------------------------------------------------------------------------
                      "DOGS" OF WALL                              GOLDMAN SACHS       MFS MASSACHUSETTS
                          STREET           ALLIANCE GROWTH           RESEARCH          INVESTORS TRUST
-------------------------------------------------------------------------------------------------------------
  What additional  - Derivatives         - Active trading      - Credit quality      - Emerging markets
  risks normally   - Large cap           - Derivatives         - Currency            - Foreign exposure
  affect the         companies           - Foreign exposure      volatility          - Growth stocks
  Portfolio?       - Market volatility   - Growth stocks       - Derivatives         - Large cap
                   - Non-diversified     - Large cap           - Emerging markets      companies
                     status                companies           - Foreign exposure    - Market volatility
                   - Passively managed   - Market volatility   - Growth stocks       - Securities
                     strategy            - Securities          - Interest rate         selection
                   - Securities            selection             fluctuation
                     selection                                 - Market volatility
                                                               - Real estate
                                                                 industry
                                                               - Securities
                                                                 selection
                                                               - Short sale risks
                                                               - Small companies
                                                               - Unseasoned
                                                                 companies
-------------------------------------------------------------------------------------------------------------

SunAmerica Series Trust


---------------------------------------------------------------------------------------------------
                                         EQUITY PORTFOLIOS
---------------------------------------------------------------------------------------------------
                   PUTNAM GROWTH:
                      VOYAGER         BLUE CHIP GROWTH      REAL ESTATE      MFS MID-CAP GROWTH
---------------------------------------------------------------------------------------------------
  What are the   - Equity            - Equity            - Equity            - Equity
  Portfolio's      securities          securities (at      securities:         securities (at
  principal        - common stock      least 80%):         - mid-cap stocks    least 80%):
  investments?                         - large-cap         - small-cap         - common stocks
                                         stocks              stocks            - mid-cap stocks
                                                         - Fixed income        - convertible
                                                           securities:           securities
                                                           - preferred       - Fixed income
                                                             stocks            securities:
                                                         - REITs               - preferred
                                                                                 stocks
                                                                             - Foreign
                                                                               securities (up
                                                                               to 20%):
                                                                               - depositary
                                                                                 receipts
---------------------------------------------------------------------------------------------------
  What other     - Foreign           - Equity            - Foreign           - Junk bonds
  types of         securities (up      securities          securities          (up to 10%)
  investments      to 20%)             - small-cap       - Equity
  or strategies                          stocks            securities:
  may the                              - mid-cap stocks    - convertible
  Portfolio use                      - Foreign               stocks
  to a                                 securities        - Fixed income
  significant                                              securities:
  extent?                                                  - corporate
                                                             bonds
---------------------------------------------------------------------------------------------------
  What other     - Short-term        - Short-term        - Short-term        - Equity
  types of         investments         investments         investments         securities:
  investments    - Currency            (up to 10%)       - Defensive           - warrants and
  may the          transactions      - Defensive           investments           rights
  Portfolio use  - Defensive           instruments       - U.S. government   - Fixed income
  as part of       investments       - Options and         securities          securities:
  efficient      - Borrowing for       futures                                 - corporate debt
  portfolio        temporary or      - Borrowing for                             instruments
  management or    emergency           temporary or                            - U.S.
  to enhance       purposes            emergency                                 government
  return?        - Options and         purposes                                  securities
                   futures             (up to 33 1/3%)                         - zero-coupon,
                 - Warrants          - Securities                                deferred
                 - Hybrid              lending                                   interest and
                   instruments         (up to 33 1/3%)                           PIK bonds
                 - IPOs                                                      - Short sales
                                                                             - When issued and
                                                                               delayed-
                                                                               delivery
                                                                               transactions
                                                                             - Options and
                                                                               futures
                                                                             - Currency
                                                                               transactions
                                                                             - Forward
                                                                               commitments
                                                                             - Registered
                                                                               investment
                                                                               companies
                                                                             - Short-term
                                                                               investments
                                                                             - Securities
                                                                               lending
                                                                               (up to 33 1/3%)
                                                                             - Variable and
                                                                               floating rate
                                                                               obligations
---------------------------------------------------------------------------------------------------
  What           - Currency          - Active trading    - Foreign exposure  - Active trading
  additional       volatility        - Derivatives       - Interest rate     - Credit quality
  risks          - Derivatives       - Foreign exposure    fluctuations      - Emerging markets
  normally       - Foreign exposure  - Growth stocks     - Market            - Foreign exposure
  affect the     - Growth stocks     - Hedging             volatility        - Growth stocks
  Portfolio?     - Hedging           - Large cap         - Real estate       - Market
                 - IPO investing       companies           industry            volatility
                 - Market            - Market            - Securities        - Medium sized
                   volatility          volatility          selection           companies
                 - Securities        - Securities        - Small and medium  - Securities
                   selection           selection           sized companies     selection
---------------------------------------------------------------------------------------------------

                                                         SunAmerica Series Trust


------------------------------------------------------------------------------------------------------
                                          EQUITY PORTFOLIOS
------------------------------------------------------------------------------------------------------
                                              GROWTH
                    AGGRESSIVE GROWTH     OPPORTUNITIES       MARSICO GROWTH        TECHNOLOGY
------------------------------------------------------------------------------------------------------
  What are the      - Equity            - Equity            - Equity            - Equity
  Portfolio's         securities:         securities:         securities (at      securities:
  principal           - small-cap         - small-cap         least 65%):         - common stocks
  investments?          stocks              stocks            - large-cap         - technology
                      - mid-cap stocks                          stocks              companies (at
                      - convertible                                                 least 80%)
                        securities
                      - warrants
                    - Defensive
                      investments
------------------------------------------------------------------------------------------------------
  What other types  - Equity            - Equity            - Foreign           - Foreign
  of investments      securities:         securities:         securities          securities:
  or strategies       - large-cap         - mid-cap stocks    (up to 25%)         - emerging
  may the               stocks            - large-cap       - Fixed income          markets
  Portfolio use to                          stocks            securities:
  a significant                                               - U.S.
  extent?                                                       government
                                                                securities
                                                              - preferred
                                                                stocks
                                                              - junk bonds
                                                                (up to 10%)
                                                              - investment
                                                                grade fixed
                                                                income
                                                                securities
                                                              - zero-coupon,
                                                                deferred
                                                                interest and
                                                                PIK bonds
                                                            - Equity
                                                              securities:
                                                              - convertible
                                                                securities
                                                              - warrants
                                                            - Forward
                                                              commitment
                                                              agreements
                                                            - When-issued and
                                                              delayed-
                                                              delivery
                                                              transactions
------------------------------------------------------------------------------------------------------
  What other types  - Borrowing for     - Short-term        - Short-term        - Equity
  of investments      temporary or        investments         investments         securities:
  may the             emergency           (up to 10%)       - Defensive           - warrants and
  Portfolio use as    purposes          - Defensive           instruments           rights
  part of             (up to 33 1/3%)     investments       - Options and       - Illiquid
  efficient         - Options and       - Options and         futures             securities
  portfolio           futures             futures           - Borrowing for       (up to 15%)
  management or to  - Illiquid          - Special             temporary or      - Options and
  enhance return?     securities          situations          emergency           futures
                      (up to 15%)                             purposes          - IPOs
                    - Short-term                              (up to 33 1/3%)
                      investments                           - Illiquid
                    - IPOs                                    securities
                                                              (up to 15%)
                                                            - Currency
                                                              transactions
                                                            - IPOs
------------------------------------------------------------------------------------------------------
  What additional   - Active trading    - Active trading    - Active trading    - Active trading
  risks normally    - Derivatives       - Derivatives       - Derivatives       - Derivatives
  affect the        - Growth stocks     - Growth stocks     - Foreign exposure  - Emerging markets
  Portfolio?        - Hedging           - Hedging           - Growth stocks     - Foreign exposure
                    - Illiquidity       - Market            - Illiquidity       - Growth stocks
                    - IPO investing       volatility        - IPO investing     - Hedging
                    - Market            - Securities        - Large cap         - Illiquidity
                      volatility          selection           companies         - IPO investing
                    - Securities        - Small and medium  - Market            - Market
                      selection           sized companies     volatility          volatility
                    - Small and medium  - Technology        - Non-diversified   - Securities
                      sized companies     sector              status              selection
                    - Technology                            - Securities        - Small and medium
                      sector                                  selection           sized companies
                                                            - Technology        - Technology
                                                              sector              sector
------------------------------------------------------------------------------------------------------

SunAmerica Series Trust


------------------------------------------------------------------------------------------------------
                                       INTERNATIONAL PORTFOLIOS
------------------------------------------------------------------------------------------------------
                      INTERNATIONAL                           INTERNATIONAL
                    GROWTH AND INCOME    GLOBAL EQUITIES       DIVERSIFIED       EMERGING MARKETS
                                                                 EQUITIES
------------------------------------------------------------------------------------------------------
  What are the      - Equity            - Equity            - Equity            - Equity
  Portfolio's         securities:         securities (at      securities (at      securities:
  principal           - large-cap         least 80%):         least 80%)          - small-cap
  investments?          stocks            - large-cap       - Foreign               stocks
                        (foreign)           stocks            securities          - mid-cap stocks
                    - Foreign             - mid-cap stocks                      - Foreign
                      securities        - Foreign                                 securities:
                                          securities                              - emerging
                                                                                  markets
                                                                                  (at least 80%)
------------------------------------------------------------------------------------------------------
  What other types  - Equity            - Foreign           - Equity            - Hybrid
  of investments      securities:         securities:         securities:         instruments
  or strategies       - mid-cap stocks    - emerging          - convertible     - Equity swaps
  may the               (foreign)           markets             securities      - Options and
  Portfolio use to  - Foreign                                 - warrants          futures
  a significant       securities:                             - rights
  extent?             - emerging                            - Futures
                        markets                             - Foreign
                    - Fixed income                            securities:
                      securities:                             - emerging
                      - junk bonds                              markets
                       (up to 20%)
------------------------------------------------------------------------------------------------------
  What other types  - Equity            - Short-term        - Short-term        - Illiquid
  of investments      securities:         investments         investments         securities
  may the             - small-cap       - Currency          - Defensive           (up to 15%)
  Portfolio use as      stocks            transactions        investments       - Borrowing for
  part of               (foreign)       - Defensive         - Currency            temporary or
  efficient           - large-cap         investments         transactions        emergency
  portfolio             stocks (U.S.)   - Borrowing for     - Illiquid            purposes
  management or to  - Currency            temporary or        securities          (up to 33 1/3%)
  enhance return?     transactions        emergency           (up to 15%)       - Currency
                    - Short-term          purposes (up to   - Options and         transactions
                      investments         33 1/3%)            futures           - Short term
                    - Hybrid            - Options and       - Forward             investments
                      instruments         futures             commitments       - IPOs
                    - Equity swaps                          - Registered
                    - IPOs                                    investment
                                                              companies
                                                            - ETFs
                                                            - Firm commitment
                                                              agreements
                                                            - Securities
                                                              lending
                                                              (up to 33 1/3%)
------------------------------------------------------------------------------------------------------
  What additional   - Active trading    - Active trading    - Active trading    - Active trading
  risks normally    - Credit quality    - Currency          - Currency          - Currency
  affect the        - Currency            volatility          volatility          volatility
  Portfolio?          volatility        - Derivatives       - Derivatives       - Derivatives
                    - Emerging markets  - Emerging markets  - Emerging markets  - Emerging markets
                    - Foreign exposure  - Foreign exposure  - Foreign exposure  - Foreign exposure
                    - Growth stocks     - Growth stocks     - Growth stocks     - Growth stocks
                    - Hedging           - Hedging           - Hedging           - Illiquidity
                    - IPO investing     - Market            - Illiquidity       - IPO investing
                    - Market              volatility        - Market            - Market
                      volatility        - Securities          volatility          volatility
                    - Securities          selection         - Sector risk       - Securities
                      selection                             - Securities          selection
                                                              selection
------------------------------------------------------------------------------------------------------

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                                    GLOSSARY
--------------------------------------------------------------------------------

INVESTMENT TERMINOLOGY

BORROWING FOR TEMPORARY OR EMERGENCY PURPOSES involves the borrowing of cash or securities by a Portfolio in limited circumstances, including to meet redemptions. Borrowing will cost a Portfolio interest expense and other fees. Borrowing may exaggerate changes in a Portfolio's net asset value and the cost may reduce a Portfolio's return.

BRADY BONDS are foreign securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging market for new bonds in connection with debt restructurings under a debt restructuring plan by former U.S. Secretary of the Treasury, Nicholas F. Brady.

CREDIT SWAPS involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of an underlying security. Credit swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive or make a payment from the other party upon the occurrence of specified credit events.

CURRENCY SWAPS involve the exchange of the parties' respective rights to make or receive payments in specified currencies.

CURRENCY TRANSACTIONS include the purchase and sale of currencies to facilitate the settlement of securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates or to enhance returns.

CUSTODIAL RECEIPTS AND TRUST CERTIFICATES represent interests in securities held by a custodian or trustee. The securities so held may include U.S. government securities or other types of securities in which a Portfolio may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. government or other issuer of the securities held by the custodian or trustee. If for tax purposes, a Portfolio is not considered to be the owner of the underlying securities held in the custodial or trust account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts and trust certificates, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account or trust. A Portfolio may also invest in separately issued interests in custodial receipts and trust certificates.

DEFENSIVE INVESTMENTS include high quality fixed income securities, repurchase agreements and other money market instruments. A Portfolio may make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.

EQUITY SECURITIES, such as COMMON STOCKS, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as CONVERTIBLE PREFERRED STOCK, CONVERTIBLE BONDS, WARRANTS and RIGHTS, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

     - CONVERTIBLE SECURITIES are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.

     - MARKET CAPITALIZATION RANGES. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding securities of the company. Generally, large-cap stocks will include companies that fall within the range of the

SunAmerica Series Trust

       Russell 1000 Index, mid-cap stocks will include companies that fall within the capitalization range of the Russell Midcap Index(R), and small-cap stocks will include companies that fall within the range of the Russell 2000(R) Index.

       Due to fluctuations in market conditions, there may be some overlap among capitalization categories. The market capitalization of companies within any Portfolio's investments may change over time; however, a Portfolio will not sell a stock just because a company has grown to a market capitalization outside the appropriate range. The Portfolios may, on occasion, purchase companies with a market capitalization above/or below the range.

     - WARRANTS are rights to buy common stock of a company at a specified price during the life of the warrant.

     - RIGHTS represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

EQUITY SWAPS allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities or an index) for a component of return on another non-equity or equity investment.

EUROBONDS are bonds issued and traded outside the country whose currency it is denominated in, and outside the regulatory jurisdictions of a single country, and is usually a bond issued by a non-European company for sale in Europe.

FIRM COMMITMENT AGREEMENTS and WHEN-ISSUED or DELAYED-DELIVERY TRANSACTIONS call for the purchase or sale of securities at an agreed-upon price on a specified future date. At the time of delivery of the securities, the value may be more or less than the purchase price.

FIXED INCOME SECURITIES are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a SENIOR FIXED INCOME SECURITY is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities include:

     - U.S. GOVERNMENT SECURITIES are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

     - CORPORATE DEBT INSTRUMENTS (BONDS, NOTES AND DEBENTURES) are securities representing a debt of a corporation. The issuer is obligated to repay a principal amount of indebtedness at a stated time in the future and in most cases to make periodic payments of interest at a stated rate.

     - HIGH INCOME SECURITIES, with respect to the Worldwide High Income Portfolio, are defined as medium and lower-grade income securities, which include securities rated at the time of purchase BBB or lower by Standard & Poor's ("S&P") or rated Baa or lower by Moody's Investors Service, Inc. ("Moody's") and unrated securities determined by the Subadviser to be comparable quality at the time of purchase.

     - An INVESTMENT GRADE FIXED INCOME SECURITY is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by the Adviser or Subadviser). The two

                                                         SunAmerica Series Trust
       best-known debt rating agencies are S&P and Moody's. INVESTMENT GRADE refers to any security rated "BBB" or above by S&P or "Baa" or above by Moody's.

     - A JUNK BOND is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.

     - PASS-THROUGH SECURITIES involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include MORTGAGE-BACKED SECURITIES, COLLATERALIZED MORTGAGE OBLIGATIONS, COMMERCIAL MORTGAGE-BACKED SECURITIES, and ASSET-BACKED SECURITIES.

     - PREFERRED STOCKS receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.

     - ZERO-COUPON BONDS, DEFERRED INTEREST BONDS AND PIK BONDS. Zero coupon and deferred interest bonds are debt obligations issued or purchased at a significant discount from face value. A step-coupon bond is one in which a change in interest rate is fixed contractually in advance. Payable-in-kind ("PIK") bonds are debt obligations that provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations.

FOREIGN SECURITIES are issued by companies located outside of the United States, including emerging markets. Foreign securities may include foreign corporate and government bonds, foreign equity securities, foreign investment companies, passive foreign investment companies ("PFICs"), American Depositary Receipts ("ADRs") or other similar securities that represent interests in foreign equity securities, such as European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). An EMERGING MARKET country is generally one with a low or middle income economy that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and economic conditions and the list of emerging market countries may vary by Adviser or Subadviser. With respect to the CORPORATE BOND PORTFOLIO, foreign securities includes those securities issued by companies whose principal securities trading markets are outside the U.S., that derive a significant share of their total revenue from either goods or services produced or sales made in markets outside the U.S., that have a significant portion of their assets outside the U.S., that are linked to non-U.S. dollar currencies or that are organized under the laws of, or with principal offices in, another country.

FORWARD COMMITMENTS are commitments to purchase or sell securities at a future date. A Portfolio purchasing a forward commitment assumes the risk of any decline in value of the securities beginning on the date of the agreement. Similarly, a Portfolio selling such securities does not participate in further gains or losses on the date of the agreement.

HYBRID INSTRUMENTS, such as INDEXED STRUCTURED SECURITIES (i.e., Standard and Poor's Depositary Receipts ("SPDRs") and iShares(SM)) and other EXCHANGE TRADED FUNDS ("ETFS"), can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero.

ILLIQUID/RESTRICTED SECURITIES are subject to legal or contractual restrictions that may make them difficult to sell. A security that cannot easily be sold within seven days will generally be considered illiquid. Certain restricted securities (such as Rule 144A securities) are not generally considered illiquid because of their established trading market.

INTEREST RATE SWAPS, CAPS, FLOORS AND COLLARS. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on

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a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

INVERSE FLOATERS are leveraged inverse floating rate debt instruments. The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid securities for purposes of a Portfolio's 15% limitation on investments in such securities.

LOAN PARTICIPATIONS AND ASSIGNMENTS are investments in which a Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. As a result, a Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

MORTGAGE SWAPS are similar to interest-rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, upon which the value of the interest payments is based, is tied to a reference pool or pools of mortgages.

OPTIONS AND FUTURES are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets, instruments or a market or economic index. An option gives its owner the right, but not the obligation, to buy ("call") or sell ("put") a specified amount of a security at a specified price within a specified time period. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price. Certain Portfolios may also purchase and write (sell) option contracts on swaps, commonly referred to as swaptions. A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed-upon terms.

REGISTERED INVESTMENT COMPANIES are investments by a Portfolio in other investment companies which are registered in accordance with the federal securities laws.

REITs (real estate investment trusts) are trusts that invest primarily in commercial real estate or real estate related loans. The value of an interest in a REIT may be affected by the value and the cash flows of the properties owned or the quality of the mortgages held by a Portfolio.

ROLL TRANSACTIONS involve the sale of mortgage or other asset-backed securities ("roll securities") with the commitment to purchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date.

SECURITIES LENDING involves a loan of securities by a Portfolio in exchange for cash or collateral. A Portfolio earns interest on the loan while retaining ownership of the security.

SHORT SALES involve the selling of a security which the Portfolio does not own in anticipation of a decline in the market value of the security. In such transactions the Portfolio borrows the security for delivery to the buyer and must eventually replace the borrowed security for return to the lender. The Portfolio bears the risk that price at the time of replacement may be greater than the price at which the security was sold. A short sale is "against the box" to the extent that a Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short.

                                                         SunAmerica Series Trust

SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses. With respect to the Cash Management Portfolio, short-term investments may also include investment in taxable municipal obligations which are debt obligations of a state or local government entity and an outgrowth of the tax reform act of 1986, which restricted the issuance of traditional tax-exempt securities. Taxable municipal bonds are issued as private purpose bonds to finance such prohibited projects as a sports stadium, as municipal revenue bonds where caps apply, or as public purpose bonds where the 10% private use limitation has been exceeded.

TOTAL RETURN SWAPS are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component.

VARIABLE AND FLOATING RATE OBLIGATIONS normally will involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate, such as rates on Treasury Bonds or Bills or the prime rate at a major commercial bank, and that a bondholder can demand payment of the obligations on behalf of the Portfolio on short notice at par plus accrued interest, which amount may be more or less than the amount the bondholder paid for them. The maturity of floating or variable rate obligations (including participation interests therein) is deemed to be the longer of (i) the notice period required before a Portfolio is entitled to receive payment of the obligation upon demand or (ii) the period remaining until the obligation's next interest rate adjustment. If not redeemed by the Portfolio through the demand feature, the obligations mature on a specified date which may range up to thirty years from the date of issuance.

RISK TERMINOLOGY

ACTIVE TRADING: A strategy used whereby a Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio. In addition, because a Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. During periods of increased market volatility, active trading may be more pronounced. In the "Financial Highlights" section we provide each Portfolio's portfolio turnover rate for each of the last five fiscal years.

CREDIT QUALITY: The creditworthiness of an issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue JUNK BONDS. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

CURRENCY VOLATILITY: The value of a Portfolio's foreign investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio's non-U.S. dollar denominated securities.

DERIVATIVES: A derivative is any financial instrument whose value is based on, and determined by, another security, index or benchmark (i.e., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed "over the counter" markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in the portfolio, the Portfolio will be exposed to the risks associated with hedging as described in this glossary. To the extent an option or futures contract is used to enhance return, rather than as a hedge, a Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

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

FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when an issuer is in an EMERGING MARKET. Historically, the markets of EMERGING MARKET countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

GROWTH STOCKS: Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.

HEDGING: Hedging is a strategy in which a Portfolio uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the derivative will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

ILLIQUIDITY: There may not be a market for certain securities making it difficult or impossible to sell at the time and the price that the seller would like.

INTEREST RATE FLUCTUATIONS: The volatility of fixed income securities is due principally to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates. As interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

IPO INVESTING: A Portfolio's purchase of shares issued as part of, or a short period after, companies' initial public offerings ("IPOs"), exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time.

LARGE CAP COMPANIES: Large cap companies tend to go in and out of favor based on market and economic conditions. Large cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, a Portfolio's value may not rise as much as the value of portfolios that emphasize smaller cap companies.

MARKET VOLATILITY: The stock and/or bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Portfolio's portfolio.

NON-DIVERSIFIED STATUS: Portfolios registered as "non-diversified" investment companies can invest a larger portion of their assets in the stock of a single company than can diversified investment companies, and thus they can concentrate in a smaller number of securities. A non-diversified investment company's risk may increase because the effect of each security on the Portfolio's performance is greater.

PASSIVELY MANAGED STRATEGY: A Portfolio following a passively managed strategy will not deviate from its investment strategy. In the case of "Dogs" of Wall Street Portfolio, this entails buying and holding thirty stocks selected through objective selection criteria (except to the extent necessary to comply with applicable federal tax laws). In other cases, it may involve a passively managed strategy utilized to achieve investment results that correspond to a particular market index. Such a Portfolio will not sell stocks in its portfolio and buy different stocks over the course of a year, even if there are adverse developments

                                                         SunAmerica Series Trust
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

concerning a particular stock, company or industry. There can be no assurance that the strategy will be successful.

PREPAYMENT: Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other pass-through securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates a Portfolio may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by a Portfolio may exhibit price characteristics of longer-term debt securities.

REAL ESTATE INDUSTRY: Risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If the Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. In addition, REITs are dependent upon management skill, may not be diversified and are subject to project financing risks. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and to maintain exemption from registration under the Investment Company Act of 1940.

SECURITIES SELECTION: A strategy used by a Portfolio, or securities selected by its portfolio manager, may fail to produce the intended return.

SHORT SALE RISKS: Short sales by a Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

SMALL AND MEDIUM SIZED COMPANIES: Companies with smaller market capitalizations (particularly under $1.35 billion) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of medium sized companies are also usually more volatile and entail greater risks than securities of large companies.

TECHNOLOGY SECTOR: There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the price of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers, bears an additional risk that economic events may affect a substantial portion of the Portfolio's investments. In addition, at times, equity securities of technology-related issuers may underperform relative to other sectors.

UNSEASONED COMPANIES: Unseasoned companies are companies that have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

UTILITY INDUSTRY: Risks include (i) utility companies' difficulty in earning adequate returns on investment despite frequent rate increases; (ii) restrictions on operations and increased costs and delays due to governmental regulations; (iii) building or construction delays; (iv) environmental regulations; (v) difficulty of the capital markets in absorbing utility debt and equity securities; (vi) difficulties in obtaining fuel at reasonable prices and
(vii) potential effect of deregulation.

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--------------------------------------------------------------------------------

                                   MANAGEMENT
--------------------------------------------------------------------------------

INFORMATION ABOUT THE INVESTMENT ADVISER AND MANAGER

SAAMCo serves as investment adviser and manager for all the Portfolios of the Trust. SAAMCo selects the Subadvisers for Portfolios, manages the investments for certain Portfolios, provides various administrative services and supervises the daily business affairs of each Portfolio. SAAMCo was organized in 1982 under the laws of Delaware, and managed, advised or administered assets in excess of $42.9 billion as of December 31, 2004. SAAMCo is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.

SAAMCo has received an exemptive order from the Securities and Exchange Commission that permits SAAMCo, subject to certain conditions, to enter into agreements relating to the Trust with Subadvisers approved by the Board of Trustees without obtaining shareholder approval. The exemptive order also permits SAAMCo, subject to the approval of the Board but without shareholder approval, to employ new Subadvisers for new or existing Portfolios, change the terms of particular agreements with Subadvisers or continue the employment of existing Subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders will be notified of any Subadviser changes. Shareholders of a Portfolio have the right to terminate an agreement with a Subadviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio.

In addition to serving as investment adviser and manager of the Trust, SAAMCo serves as adviser, manager and/or administrator for Anchor Series Trust, Seasons Series Trust, SunAmerica Focused Series, Inc., SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Senior Floating Rate Fund, Inc., VALIC Company I and VALIC Company II.

For the fiscal year ended January 31, 2005, each Portfolio paid SAAMCo a fee equal to the following percentage of average daily net assets:

PORTFOLIO                                                      FEE
---------                                                     -----
Cash Management Portfolio...................................  0.50%
Corporate Bond Portfolio....................................  0.56%
Global Bond Portfolio.......................................  0.69%
High-Yield Bond Portfolio...................................  0.61%
Worldwide High Income Portfolio.............................  0.98%
SunAmerica Balanced Portfolio...............................  0.63%
MFS Total Return Portfolio..................................  0.65%
Telecom Utility Portfolio...................................  0.75%
Growth-Income Portfolio.....................................  0.55%
Federated American Leaders Portfolio........................  0.69%
Davis Venture Value Portfolio...............................  0.71%
"Dogs" of Wall Street Portfolio.............................  0.60%
Alliance Growth Portfolio...................................  0.61%
Goldman Sachs Research Portfolio............................  1.17%
MFS Massachusetts Investors Trust Portfolio.................  0.70%
Putnam Growth: Voyager Portfolio............................  0.83%
Blue Chip Growth Portfolio..................................  0.70%
Real Estate Portfolio.......................................  0.78%
MFS Mid-Cap Growth Portfolio................................  0.75%
Aggressive Growth Portfolio.................................  0.71%
Growth Opportunities Portfolio..............................  0.75%

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                                       61
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
PORTFOLIO                                                      FEE
---------                                                     -----
Marsico Growth Portfolio....................................  0.85%
Technology Portfolio........................................  1.19%
International Growth and Income Portfolio...................  0.95%
Global Equities Portfolio...................................  0.78%
International Diversified Equities Portfolio................  1.00%
Emerging Markets Portfolio..................................  1.25%

INFORMATION ABOUT THE SUBADVISERS

ALLIANCE CAPITAL MANAGEMENT L.P. (Alliance) is a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, NY 10105. Alliance is a leading global investment management firm. Alliance provides management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. Alliance is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. As of December 31, 2004, Alliance had approximately $539 billion in assets under management.

BANC OF AMERICA CAPITAL MANAGEMENT, LLC (BACAP) is located at One Bank of America Plaza, Charlotte, NC 28255. BACAP is dedicated to providing responsible investment management and superior service and manages money for corporations, endowments and foundations, public funds/municipalities and individuals. As of December 31, 2004, BACAP had over $193 billion in assets under management.

DAVIS SELECTED ADVISERS, L.P. D/B/A DAVIS ADVISORS (Davis) is located at 2949 East Elvira Road, Suite 101, Tucson, AZ 85706. Davis provides advisory services to other investment companies. The Subadvisory Agreement with Davis provides that Davis may delegate any of its responsibilities under the agreement to one of its affiliates, including Davis Selected Advisers -- NY, Inc., a wholly-owned subsidiary; however, Davis remains ultimately responsible (subject to supervision by SAAMCo) for the assets of the Portfolios allocated to it. As of December 31, 2004, Davis had approximately $58 billion in assets under management.

FEDERATED INVESTMENT MANAGEMENT COMPANY and FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA (collectively, Federated) are located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. Effective May 1, 2004, Federated Investment Management Company became Subadviser for the Corporate Bond Portfolio, and Federated Equity Management Company of Pennsylvania became Subadviser for the Telecom Utility Portfolio and the Federated American Leaders Portfolio. Previously, the Subadviser for each of these Portfolios was Federated Investment Counseling. Both the new Subadvisers and the previous Subadviser are wholly owned subsidiaries of Federated Investors, Inc. The change in Subadviser entities did not change the portfolio managers for the three Portfolios. Federated and affiliated companies serve as investment advisor to a number of investment companies and private accounts. As of December 31, 2004, Federated and affiliated companies had approximately $179.3 billion in assets under management.

GOLDMAN SACHS ASSET MANAGEMENT, L.P. (GSAM) is located at 32 Old Slip, New York, NY 10005. GSAM registered as an investment adviser in 1990. Prior to the end of April 2003, Goldman Sachs Asset Management, a business unit of the Investment Management Division of Goldman, Sachs & Co. (Goldman Sachs) served as the investment adviser for the Goldman Sachs Research and Global Bond Portfolios. On or about April 26, 2003, GSAM assumed Goldman Sachs' investment advisory responsibilities for these Portfolios. GSAM is one of the leading global investment managers, serving a wide range of clients including pension funds, foundations and insurance companies and individual investors. As of December 31, 2004, GSAM, along with other units of the Investment Management Division of Goldman Sachs, had approximately $451.3 billion in assets under management.

GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL (GSAM-International), a business unit of the Investment Management Division of Goldman Sachs, is located at Christchurch Court 10-15 Newgate

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                                       62

Street, London EC1A 7HD, England. GSAM-International has been a member of the Investment Management Regulatory Organization Limited, a United Kingdom self-regulatory organization, since 1990 and a registered investment adviser since 1991. As of December 31, 2004, GSAM-International, along with other units of the Investment Management Division of Goldman Sachs, had approximately $451.3 billion in assets under management.

MARSICO CAPITAL MANAGEMENT, LLC (Marsico) is located at 1200 Seventeenth Street, Suite 1600, Denver, CO 80202. Marsico is a registered investment adviser formed in 1997 that became a wholly owned indirect subsidiary of Bank of America Corporation in January 2001. Marsico provides investment advisory services to mutual funds and private accounts. As of December 31, 2004, Marsico managed approximately $43 billion in assets under management.

MASSACHUSETTS FINANCIAL SERVICES COMPANY (MFS) is America's oldest mutual fund organization and, with its predecessor organizations, has a history of money management dating from 1924 and the founding of the first mutual fund in the United States. MFS is located at 500 Boylston Street, Boston, MA 02116. As of December 31, 2004, MFS had approximately $146.2 billion in assets under management.

MORGAN STANLEY INVESTMENT MANAGEMENT INC. (MSIM Inc.) is a subsidiary of Morgan Stanley and conducts a worldwide portfolio management business providing a broad range of services to customers in the U.S. and abroad. MSIM Inc. is located at 1221 Avenue of the Americas, New York, NY 10020. MSIM Inc. does business in certain circumstances, including its role as a Subadviser to the Trust, using the name "VAN KAMPEN." As of December 31, 2004, MSIM Inc. together with its affiliated asset management companies had approximately $431.4 billion in assets under management.

PUTNAM INVESTMENT MANAGEMENT, LLC (Putnam) is a Delaware limited liability company with principal offices at One Post Office Square, Boston, MA 02109. Putnam has been managing mutual funds since 1937 and serves as investment adviser to the funds in the Putnam Family. As of December 31, 2004, Putnam had approximately $213.3 billion in assets under management.

SAAMCo compensates the various Subadvisers out of the advisory fees that it receives from the respective Portfolios. SAAMCo may terminate any agreement with a Subadviser without shareholder approval.

INFORMATION ABOUT THE DISTRIBUTOR

AIG SunAmerica Capital Services, Inc. (the "Distributor") distributes each Portfolio's shares and incurs the expenses of distributing the Portfolios' shares under a Distribution Agreement with respect to the Portfolios, none of which are reimbursed by or paid for by the Portfolios. The Distributor is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.

                                                         SunAmerica Series Trust

PORTFOLIO MANAGEMENT

The investment manager(s) and/or management team(s) that have primary responsibility for the day-to-day management of the Portfolios are set forth below in the following table. Unless otherwise noted, a management team's members share responsibility in making investment decisions on behalf of a Portfolio and no team member is limited in his/her role with respect to the management team. The Cash Management Portfolio is subadvised by BACAP.

The Statement of Additional Information provides information regarding the portfolio managers listed below, including other accounts they manage, their ownership interest in the Portfolio(s) that they serve as portfolio manager, and the structure and method used by the Adviser/Subadviser to determine their compensation.


---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Corporate Bond Portfolio   Federated                   - Joseph M. Balestrino           Mr. Balestrino joined
                                                          Senior Vice President and      Federated in 1986 as a Project
                                                          Portfolio Manager              Manager in the Product Design
                                                                                         Department and became an
                                                                                         Assistant Vice President and
                                                                                         Investment Analyst in 1991. He
                                                                                         became a Vice President and
                                                                                         portfolio manager in 1995 and
                                                                                         a Senior Vice President in
                                                                                         1998. Mr. Balestrino serves as
                                                                                         a back-up portfolio manager to
                                                                                         this Portfolio.

                                                        - Mark E. Durbiano               Mr. Durbiano joined Federated
                                                          Senior Vice President and      in 1982 as an Investment
                                                          Portfolio Manager              Analyst and became a Vice
                                                                                         President and portfolio
                                                                                         manager in 1988. He has been a
                                                                                         Senior Vice President since
                                                                                         1996.

                                                        - Christopher J. Smith           Mr. Smith joined Federated in
                                                          Vice President and Portfolio   1995 as a Portfolio Manager
                                                          Manager                        and Vice President. Mr. Smith
                                                                                         holds the Chartered Financial
                                                                                         Analyst designation.
---------------------------------------------------------------------------------------------------------------------------

SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Corporate Bond Portfolio    Federated                  - Nathan H. Kehm                 Mr. Kehm joined Federated in
 (continued)                                              Vice President and Portfolio   1997 as an Investment Analyst.
                                                          Manager                        He was promoted to Assistant
                                                                                         Vice President and Senior
                                                                                         Investment Analyst in 1999 and
                                                                                         Vice President in 2001. Mr.
                                                                                         Kehm holds the Chartered
                                                                                         Financial Analyst designation.
---------------------------------------------------------------------------------------------------------------------------
 Global Bond Portfolio       GSAM-International         - Andrew F. Wilson               Mr. Wilson joined GSAM in 1995
                                                          Managing Director, Co-Head     as a senior Global Fixed
                                                          of Global Fixed Income and     Income portfolio manager, was
                                                          Currency Management and        promoted to Managing Director
                                                          Senior Portfolio Manager       in 1999 and is now Co-Head of
                                                                                         the global fixed income and
                                                                                         currency business. During his
                                                                                         tenure with GSAM he has been
                                                                                         responsible for Global Fixed
                                                                                         Income positioning, is a
                                                                                         member of the Fixed Income
                                                                                         Investment Strategy group and
                                                                                         is also a member of the Global
                                                                                         Asset Allocation Committee.
                                                                                         Prior to joining GSAM Mr.
                                                                                         Wilson was a Senior Global
                                                                                         Fixed Income Portfolio Manager
                                                                                         at Rothschild Asset
                                                                                         Management.
---------------------------------------------------------------------------------------------------------------------------

                                                         SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Global Bond Portfolio      GSAM-International          - Philip Moffitt                 Mr. Moffitt joined GSAM in
 (continued)                                              Managing Director, Co-Head     1999. He is Co-Head of our
                                                          of Global Fixed Income and     Global Fixed Income and
                                                          Currency Management and        Currency Business. Prior to
                                                          Senior Portfolio Manager       joining GSAM he worked for
                                                                                         three years as a proprietary
                                                                                         trader for Tokai Asia Ltd in
                                                                                         Hong Kong. Before that Mr.
                                                                                         Moffitt spent ten years with
                                                                                         Bankers Trust Asset Management
                                                                                         in Australia, where he was a
                                                                                         Managing Director responsible
                                                                                         for all active global fixed
                                                                                         income funds as well as a
                                                                                         member of the Asset Allocation
                                                                                         Committee.

                                                        - Iain Lindsay                   Mr. Lindsay joined GSAM in
                                                          Managing Director, Global      2001 and is currently Managing
                                                          Fixed Income and Currency      Director of Global Fixed
                                                          and Senior Portfolio Manager   Income and Currency
                                                                                         Management. In addition, he is
                                                                                         a senior investment
                                                                                         professional in GSAM's global
                                                                                         fixed income and currency team
                                                                                         and is a member of its Fixed
                                                                                         Income Strategy Group. Prior
                                                                                         to joining GSAM in 2001, Mr.
                                                                                         Lindsay was with JP Morgan
                                                                                         Investment Management where he
                                                                                         was a portfolio manager and a
                                                                                         sell-side fixed income
                                                                                         investment strategist.
---------------------------------------------------------------------------------------------------------------------------

SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 High-Yield Bond            SAAMCo                      - Thomas Reeg                    Mr. Reeg joined SAAMCo in 2004
 Portfolio                                                Portfolio Manager              as a portfolio manager. In
                                                                                         addition to his position with
                                                                                         SAAMCo, Mr. Reeg is currently
                                                                                         Managing Director and
                                                                                         Portfolio Manager, Leverage
                                                                                         Finance Group of AIG Global
                                                                                         Investment Corp. ("AIGGIC").
                                                                                         Prior to joining AIGGIC in
                                                                                         2002, he was a senior research
                                                                                         analyst with Bank One Capital
                                                                                         Markets from 2001 to 2002 and
                                                                                         ABN AMRO from 1999 to 2001.
                                                                                         Mr. Reeg holds the Chartered
                                                                                         Financial Analyst designation.

                                                        - Greg A. Braun                  Mr. Braun joined SAAMCo in
                                                          Portfolio Manager              2002 as a portfolio manager.
                                                                                         In addition to his position
                                                                                         with SAAMCo, Mr. Braun is
                                                                                         currently Managing Director
                                                                                         and Portfolio Manager,
                                                                                         CDO/Mutual Funds of AIGGIC.
                                                                                         Prior to joining AIGGIC in
                                                                                         2001, Mr. Braun was a senior
                                                                                         credit analyst with American
                                                                                         General Investment Management,
                                                                                         L.P. from 1996 to 2001. Mr.
                                                                                         Braun holds the Chartered
                                                                                         Financial Analyst designation.
---------------------------------------------------------------------------------------------------------------------------

                                                         SunAmerica Series Trust


---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Worldwide High Income      Van Kampen                  High Yield Team includes:
 Portfolio
                                                        - Sheila Finnerty                Ms. Finnerty is a Managing
                                                          Managing Director and          Director and Portfolio Manager
                                                          Portfolio Manager              of MSIM Inc. Ms. Finnerty
                                                                                         joined Morgan Stanley in 1993
                                                                                         and has been with MSIM Inc.
                                                                                         since 1998. Ms. Finnerty is a
                                                                                         co-team leader of the
                                                                                         Portfolio.

                                                        - Gordon W. Loery                Mr. Loery is an Executive
                                                          Executive Director and         Director and Portfolio Manager
                                                          Portfolio Manager              of MSIM Inc. Mr. Loery joined
                                                                                         Morgan Stanley & Co.
                                                                                         Incorporated (Morgan Stanley),
                                                                                         a MSIM Inc. affiliate, in 1990
                                                                                         as a fixed income analyst and
                                                                                         has been a Portfolio Manager
                                                                                         with MSIM Inc.'s affiliate
                                                                                         Miller Anderson & Sherrerd,
                                                                                         LLP (MAS) since 1996.

                                                        Emerging Markets Debt Team
                                                        includes:
                                                        - Abigail McKenna                Ms. McKenna joined MSIM in
                                                          Managing Director and          1996. Ms. McKenna is a co-
                                                          Portfolio Manager              team leader of the Portfolio.

                                                        - Eric Baurmeister               Mr. Baurmeister joined MSIM
                                                          Executive Director and         Inc. in 1997 and is a
                                                          Portfolio Manager              portfolio manager of the
                                                                                         emerging markets debt
                                                                                         portfolio. Prior to joining
                                                                                         MSIM Inc., he was a portfolio
                                                                                         manager at MIMCO from 1992 to
                                                                                         1996. He holds the Chartered
                                                                                         Financial Analyst designation.

                                                        - Federico Kuane                 Mr. Kuane joined MSIM in 2002.
                                                          Executive Director and         Prior to 2002, Mr. Kuane was a
                                                          Portfolio Manager              Senior Vice President and
                                                                                         Senior Economist at Goldman
                                                                                         Sachs.
---------------------------------------------------------------------------------------------------------------------------

SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 SunAmerica Balanced        SAAMCo                      - Francis D. Gannon              Mr. Gannon has been a
 Portfolio                                                Senior Vice President and      portfolio manager with SAAMCo
                                                          Portfolio Manager              since 1996. He joined SAAMCo
                                                        Fixed Income Investment Team     in 1993 as an equity analyst.
                                                        includes:
                                                        - Thomas Reeg                    See above.
                                                          Portfolio Manager
                                                        - Greg Braun                     See above.
                                                          Portfolio Manager
---------------------------------------------------------------------------------------------------------------------------
 MFS Total Return           MFS                         Investment team includes:
 Portfolio
                                                        - Brooks Taylor                  Mr. Taylor is a Portfolio
                                                          Vice President and Portfolio   Manager of the equity portion.
                                                          Manager                        He joined MFS in 1996. Mr.
                                                                                         Taylor is the team leader of
                                                                                         this Portfolio.

                                                        - Steven R. Gorham               Mr. Gorham, the manager of the
                                                          Senior Vice President and      Portfolio's equity portion,
                                                          Portfolio Manager              joined MFS in 1992, and has
                                                                                         been a portfolio manager since
                                                                                         2002.

                                                        - Michael W. Roberge             Mr. Roberge, the manager of
                                                          Senior Vice President and      the Portfolio's fixed income
                                                          Portfolio Manager              portion, joined MFS in 1996,
                                                                                         and has been a portfolio
                                                                                         manager since 2002.

                                                        - William J. Adams               Mr. Adams, manager of the bond
                                                          Vice President and Portfolio   portfolios, variable and
                                                          Manager                        off-shore investment products,
                                                                                         joined MFS in 1997. He was
                                                                                         promoted to Vice President in
                                                                                         1999, associate portfolio
                                                                                         manager in 2000 and portfolio
                                                                                         manager in 2001.
---------------------------------------------------------------------------------------------------------------------------

                                                         SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 MFS Total Return           MFS                         - Kenneth J. Enright             Mr. Enright, a manager of the
 Portfolio                                                Senior Vice President and      Portfolio's equity portion,
 (continued)                                              Portfolio Manager              joined MFS in 1986 as a
                                                                                         research analyst. He became an
                                                                                         Assistant Vice President in
                                                                                         1987, Vice President in 1988,
                                                                                         portfolio manager in 1993 and
                                                                                         Senior Vice President in 1999.
---------------------------------------------------------------------------------------------------------------------------
 Telecom Utility            Federated                   - John L. Nichol                 Mr. Nichol joined Federated in
 Portfolio                                                Vice President and Portfolio   September 2000 as an Assistant
                                                          Manager                        Vice President/Senior
                                                                                         Investment Analyst. Prior to
                                                                                         joining Federated, Mr. Nichol
                                                                                         was a securities analyst and
                                                                                         portfolio manager for the
                                                                                         Public Employees Retirement
                                                                                         System of Ohio from 1992
                                                                                         through August 2000. Mr.
                                                                                         Nichol holds the Chartered
                                                                                         Financial Analyst designation.
---------------------------------------------------------------------------------------------------------------------------
 Growth-Income Portfolio    Alliance                    - Michael R. Baldwin             Mr. Baldwin joined the company
                                                          Portfolio Manager and Senior   in 1989 and is currently
                                                          Vice President                 Senior Vice President,
                                                                                         Portfolio Manager and
                                                                                         Associate Director of
                                                                                         Research.
---------------------------------------------------------------------------------------------------------------------------

SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Federated American         Federated                   - Kevin R. McCloskey             Mr. McCloskey, who joined
 Leaders Portfolio                                        Vice President and Portfolio   Federated in 1999 as a
                                                          Manager                        portfolio manager, is a Vice
                                                                                         President. From September 1994
                                                                                         to July 1999, he served as a
                                                                                         portfolio manager, and from
                                                                                         January 1994 to September
                                                                                         1994, he served as an
                                                                                         investment/quantitative
                                                                                         analyst at Killian Asset
                                                                                         Management Corpora-
                                                                                         tion. Mr. McCloskey holds the
                                                                                         Chartered Financial Analyst
                                                                                         designation.

                                                        - William Dierker                Mr. Dierker joined Federated
                                                          Senior Vice President and      in September 2004 as a Senior
                                                          Senior Portfolio Manager       Portfolio Manager/Senior Vice
                                                                                         President. Prior to joining
                                                                                         Federated, he was a Senior
                                                                                         Portfolio Manager and Managing
                                                                                         Director of the value equity
                                                                                         team at Banc One Investment
                                                                                         Advisers from April 2003 to
                                                                                         September 2004. He served as
                                                                                         Vice President, Equity
                                                                                         Securities with Nationwide
                                                                                         Insurance Enterprise from
                                                                                         September 1999 to January
                                                                                         2002, and as Vice
                                                                                         President/Portfolio Manager
                                                                                         with Gartmore Global
                                                                                         Investments, a subsidiary of
                                                                                         Nationwide, from January 2002
                                                                                         to April 2003. Mr. Dierker
                                                                                         holds the Chartered Financial
                                                                                         Analyst designation.
---------------------------------------------------------------------------------------------------------------------------

                                                         SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Davis Venture Value        Davis                       - Christopher C. Davis           Mr. Davis has been employed by
 Portfolio                                                Portfolio Manager              Davis since 1989 as a research
                                                                                         analyst, assistant portfolio
                                                                                         manager, co-portfolio manager,
                                                                                         and portfolio manager.

                                                        - Kenneth C. Feinberg            Mr. Feinberg has been employed
                                                          Portfolio Manager              by Davis since 1994 as a
                                                                                         research analyst, assistant
                                                                                         portfolio manager, and
                                                                                         portfolio manager.
---------------------------------------------------------------------------------------------------------------------------
 "Dogs" of Wall Street      SAAMCo                      - Steve A. Neimeth               Mr. Neimeth joined the firm as
 Portfolio                                                Senior Vice President and      a portfolio manager in April
                                                          Portfolio Manager              2004. Prior to joining SAAMCo,
                                                                                         Mr. Neimeth was a portfolio
                                                                                         manager of the Neuberger
                                                                                         Berman Large-Cap Value Fund
                                                                                         since 2002. Between 1997 and
                                                                                         2002, Mr. Neimeth was a
                                                                                         portfolio manager and research
                                                                                         analyst at Bear Stearns Asset
                                                                                         Management.
---------------------------------------------------------------------------------------------------------------------------
 Alliance Growth            Alliance                    - Scott Wallace                  Mr. Wallace joined Alliance
 Portfolio                                                Senior Vice President and      Capital in 2001. Prior to
                                                          Large Cap Growth Portfolio     joining Alliance, he was with
                                                          Manager                        J.P. Morgan for 15 years,
                                                                                         where he was a managing
                                                                                         director and held a variety of
                                                                                         roles in the U.S. and abroad,
                                                                                         most recently as head of
                                                                                         equities in Japan.
---------------------------------------------------------------------------------------------------------------------------

SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Goldman Sachs Research     GSAM                        - Eileen Rominger                Ms. Rominger joined GSAM as a
 Portfolio                                                Managing Director              portfolio manager and Chief
                                                          Chief Investment Officer,      Investment Officer of its
                                                          Value Portfolio Manager        Value team in 1999. From 1981
                                                                                         to 1999, she worked at
                                                                                         Oppenheimer Capital, most
                                                                                         recently as a senior portfolio
                                                                                         manager.

                                                        - Herbert E. Ehlers              Mr. Ehlers is Chief Investment
                                                          Managing Director              Officer for the Growth team
                                                          Chief Investment Officer,      and has been the lead manager
                                                          Growth Portfolio Manager       of strategy since its
                                                                                         inception in 1981. He served
                                                                                         as Chief Investment Officer of
                                                                                         Liberty Asset Management
                                                                                         ("Liberty") prior to GSAM's
                                                                                         acquisition of Liberty in
                                                                                         January 1997. Mr. Ehlers
                                                                                         joined Liberty's predecessor
                                                                                         firm, Eagle Asset Management,
                                                                                         in 1980.
---------------------------------------------------------------------------------------------------------------------------
 MFS Massachusetts          MFS                         - T. Kevin Beatty                Mr. Beatty has been with MFS
 Investors Trust                                          Vice President and Portfolio   since 2002. Prior to joining
 Portfolio                                                Manager                        MFS, Mr. Beatty was an
                                                                                         investment research analyst at
                                                                                         State Street Research.

                                                        - Nicole Zatlyn                  Ms. Zatlyn has been with MFS
                                                          Vice President and Portfolio   since 2001. Prior to joining
                                                          Manager                        MFS, Ms. Zatlyn was an
                                                                                         investment analyst at Bowman
                                                                                         Capital Management, where she
                                                                                         was employed from 1999 to
                                                                                         2001.

                                                        - John Laupenheimer              Mr. Laupenheimer has been with
                                                          Senior Vice President and      MFS since 1981. Effective May
                                                          Portfolio Manager              31, 2005, Mr. Laupenheimer
                                                                                         will no longer serve as a
                                                                                         Portfolio Manager to this
                                                                                         Portfolio.
---------------------------------------------------------------------------------------------------------------------------

                                                         SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Putnam Growth: Voyager     Putnam                      - Kelly A. Morgan                Ms. Morgan is a Managing
 Portfolio                                                Managing Director and          Director and Chief Investment
                                                          Portfolio Manager              Officer of Putnam's Large-Cap
                                                                                         Growth team, and is a
                                                                                         portfolio leader for other
                                                                                         Putnam funds. Ms. Morgan
                                                                                         joined Putnam in 1996 and has
                                                                                         16 years of investment
                                                                                         experience. Ms. Morgan is a
                                                                                         co-Portfolio Leader.

                                                        - Robert E. Ginsberg             Mr. Ginsberg is a Managing
                                                          Managing Director and          Director and a portfolio
                                                          Portfolio Manager              leader, as well as a portfolio
                                                                                         member, for several Putnam
                                                                                         funds. Mr. Ginsberg joined
                                                                                         Putnam in 2004 and has 7 years
                                                                                         of investment experience.
                                                                                         Before joining Putnam, he was
                                                                                         a Portfolio Manager and Senior
                                                                                         Equity Analyst with Delaware
                                                                                         Investments from 1997 to 2004.
                                                                                         Mr. Ginsberg holds the
                                                                                         Chartered Financial Analyst
                                                                                         designation. In addition, he
                                                                                         is the other co-Portfolio
                                                                                         Leader.

                                                        - Saba S. Malak                  Mr. Malak is a Managing
                                                          Managing Director and          Director and a portfolio
                                                          Portfolio Manager              member for other Putnam funds.
                                                                                         Mr. Malak, who joined Putnam
                                                                                         in 1997, has 7 years of
                                                                                         investment experience. Mr.
                                                                                         Malak is a Portfolio Member.
---------------------------------------------------------------------------------------------------------------------------
 Blue Chip Growth           SAAMCo                      - Francis D. Gannon              Mr. Gannon has been a
 Portfolio                                                Senior Vice President and      portfolio manager with SAAMCo
                                                          Portfolio Manager              since 1996. He joined SAAMCo
                                                                                         in 1993 as an equity analyst.
---------------------------------------------------------------------------------------------------------------------------

SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Real Estate Portfolio      Davis                       - Andrew A. Davis                Mr. Davis has been employed by
                                                          Portfolio Manager              Davis since 1994 as a research
                                                                                         analyst, assistant portfolio
                                                                                         manager, co-portfolio manager
                                                                                         and portfolio manager.

                                                        - Chandler Spears                Mr. Spears joined Davis in
                                                          Portfolio Manager              2000 as a securities analyst.
                                                                                         Prior to his employment at
                                                                                         Davis, he served as director
                                                                                         of investor relations for
                                                                                         Charles E. Smith Residential
                                                                                         Realty and principal and
                                                                                         director of real estate
                                                                                         research of SNL Securities,
                                                                                         LC, both in Virginia.
---------------------------------------------------------------------------------------------------------------------------
 MFS Mid-Cap Growth         MFS                         Investment team includes:
 Portfolio
                                                        - David E. Sette-Ducati          Mr. Sette-Ducati joined MFS in
                                                          Senior Vice President and      1995 as a research analyst. He
                                                          Portfolio Manager              became an Investment Officer
                                                                                         in 1997, Vice President in
                                                                                         1999, portfolio manager in
                                                                                         February 2000 and Senior Vice
                                                                                         President in March 2001. Mr.
                                                                                         Sette-Ducati is the team
                                                                                         leader of the portfolio.

                                                        - Eric B. Fischman               Mr. Fischman joined MFS as a
                                                          Vice President and Portfolio   portfolio manager in 2000.
                                                          Manager                        Prior to joining MFS, Mr.
                                                                                         Fischman was an equity
                                                                                         research analyst for State
                                                                                         Street Research from 1998 to
                                                                                         2000. He is a member of this
                                                                                         Portfolio investment team.
---------------------------------------------------------------------------------------------------------------------------

                                                         SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Aggressive Growth          SAAMCo                      - Brian P. Clifford              Mr. Clifford joined SAAMCo in
 Portfolio                                                Vice President and Portfolio   February 1998 as a portfolio
                                                          Manager                        manager and was named Vice
                                                                                         President in October 1999.
                                                                                         From 1995 until he joined
                                                                                         SAAMCo, Mr. Clifford was a
                                                                                         portfolio manager with Morgan
                                                                                         Stanley Dean Witter.
---------------------------------------------------------------------------------------------------------------------------
 Growth Opportunities       SAAMCo                      - Brian P. Clifford              See above.
 Portfolio                                                Vice President and Portfolio
                                                          Manager
---------------------------------------------------------------------------------------------------------------------------
 Marsico Growth Portfolio   Marsico                     - Thomas F. Marsico              Mr. Marsico formed Marsico in
                                                          Chief Executive Officer,       1997 and is currently its
                                                          Chief Investment Officer and   Chief Investment Officer. Mr.
                                                          Portfolio Manager              Marsico has over 20 years of
                                                                                         experience as a securities
                                                                                         analyst and a portfolio
                                                                                         manager. From 1988 to 1997, he
                                                                                         was an Executive Vice
                                                                                         President and Portfolio
                                                                                         Manager at Janus Capital
                                                                                         Corporation where he served as
                                                                                         a portfolio manager of the
                                                                                         Janus Twenty Fund and the
                                                                                         Janus Growth and Income Fund.
---------------------------------------------------------------------------------------------------------------------------
 Technology Portfolio       Van Kampen                  - Alexander L. Umansky           Mr. Umansky joined MSIM Inc.
                                                          Executive Director and         as a compliance analyst in
                                                          Portfolio Manager              1994 and has been a Portfolio
                                                                                         Manager since 1998. From 1996
                                                                                         to 1998 he was a research
                                                                                         analyst in MSIM Inc.'s
                                                                                         Institutional Equity Group
                                                                                         focusing primarily on
                                                                                         technology.
---------------------------------------------------------------------------------------------------------------------------

SunAmerica Series Trust


---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 International Growth and   Putnam                      Investment team includes:
 Income Portfolio
                                                        - Pamela R. Holding              Ms. Holding joined Putnam in
                                                          Managing Director and Senior   1995 and has 16 years of
                                                          Portfolio Manager              investment industry
                                                                                         experience. She is currently a
                                                                                         Senior Portfolio Manager in
                                                                                         Putnam's International Value
                                                                                         team and is the portfolio
                                                                                         leader for the Putnam
                                                                                         International Growth and
                                                                                         Income Fund. Ms. Holding holds
                                                                                         the Chartered Financial
                                                                                         Analyst designation. Ms.
                                                                                         Holding is the lead portfolio
                                                                                         manager of this Portfolio.

                                                        - George W. Stairs               Mr. Stairs joined Putnam in
                                                          Senior Vice President and      1994 and has 17 years of
                                                          Senior Portfolio Manager       investment experience. He is a
                                                                                         portfolio member on Putnam's
                                                                                         International Core Equity and
                                                                                         International Value Equity
                                                                                         teams and is a portfolio
                                                                                         member of the Putnam
                                                                                         International Equity Fund and
                                                                                         International Growth and
                                                                                         Income Fund. Mr. Stairs holds
                                                                                         the Chartered Financial
                                                                                         Analyst designation.
---------------------------------------------------------------------------------------------------------------------------

                                                         SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 International Growth and   Putnam                      - J. Fredrick Copper             Mr. Copper joined Putnam in
 Income Portfolio                                         Senior Vice President and      2001 and has 13 years of
 (continued)                                              Portfolio Manager              investment experience. He is a
                                                                                         portfolio member in Putnam
                                                                                         Small and Mid Cap Value and
                                                                                         International Value teams.
                                                                                         From 1998 to 2001, Mr. Copper
                                                                                         was employed at Wellington
                                                                                         Management Company. Mr. Copper
                                                                                         holds the Chartered Financial
                                                                                         Analyst designation.
---------------------------------------------------------------------------------------------------------------------------
 Global Equities            Alliance                    Global Large Cap Growth Group:
 Portfolio

                                                        - Stephen Beinhacker             Mr. Beinhacker joined the
                                                          Senior Vice President and      company in 1992 and is
                                                          Portfolio Manager              currently a Senior Vice
                                                                                         President and Global/
                                                                                         International Large Cap Growth
                                                                                         Portfolio Manager. He is also
                                                                                         a member of the European
                                                                                         Growth team.
---------------------------------------------------------------------------------------------------------------------------
 International              Van Kampen                  - Ann Thivierge                  Ms. Thivierge joined MSIM Inc.
 Diversified Equities                                     Managing Director and          in 1986 and is currently a
 Portfolio                                                Portfolio Manager              Managing Director.
---------------------------------------------------------------------------------------------------------------------------

SunAmerica Series Trust


---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Emerging Markets           Putnam                      - Stephen S. Oler, CFA           Mr. Oler is a Senior Vice
 Portfolio                                                Senior Vice President and      President and Senior Portfolio
                                                          Senior Portfolio Manager       Manager on the Emerging
                                                                                         Markets Equity team. He joined
                                                                                         Putnam in 1997. Mr. Oler is a
                                                                                         CFA charterholder and has 19
                                                                                         years of investment
                                                                                         experience.

                                                        - Daniel Grana, CFA              Mr. Grana is a Vice President
                                                          Vice President and Portfolio   and Portfolio Manager on the
                                                          Manager                        Emerging Markets Equity team.
                                                                                         He joined Putnam in 1999. Mr.
                                                                                         Grana is a CFA charterholder
                                                                                         and has 10 years of investment
                                                                                         experience. Before joining
                                                                                         Putnam he was with Goldman
                                                                                         Sachs & Company during 1998
                                                                                         and Merrill Lynch & Co. from
                                                                                         1993 to 1997.
---------------------------------------------------------------------------------------------------------------------------

CUSTODIAN, TRANSFER AND DIVIDEND PAYING AGENT

State Street Bank and Trust Company, Boston, MA, acts as Custodian of the Trust's assets as well as Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                             FINANCIAL HIGHLIGHTS*
--------------------------------------------------------------------------------
The following Financial Highlights tables for each Portfolio are intended to help you understand the Portfolios' financial performance for the past 5 years (or for periods since commencement of operations). Certain information reflects financial results for a single Portfolio share. The total returns in each table represent the rate that an investor would have earned on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). Separate Account charges are not reflected in the total returns. If these amounts were reflected, returns would be less than those shown. This information has been audited by PricewaterhouseCoopers, LLP, whose report, along with each Portfolio's financial statements, is included in the Trust's Annual Report to shareholders, which is available upon request.

-------------------------------------------------------------------------------------------------------------------------------
               NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
  ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
-------------------------------------------------------------------------------------------------------------------------------
                                               Cash Management Portfolio Class 1
01/31/01     $10.94      $0.66       $ (0.02)       $  0.64        $(0.45)        $   --         $(0.45)      $11.13      5.95%
01/31/02      11.13       0.37          0.02           0.39         (0.45)            --          (0.45        11.07      3.48
01/31/03      11.07       0.15         (0.02)          0.13         (0.37)            --          (0.37)       10.83      1.22
01/31/04      10.83       0.08          0.00           0.08         (0.23)            --          (0.23)       10.68      0.72
01/31/05      10.68       0.10         (0.01)          0.09         (0.08)            --          (0.08)       10.69      0.86
                                               Corporate Bond Portfolio Class 1
01/31/01      11.12       0.89         (0.02)          0.87         (0.77)            --          (0.77)       11.22      8.11
01/31/02      11.22       0.84         (0.26)          0.58         (0.63)            --          (0.63)       11.17      5.27
01/31/03      11.17       0.80         (0.02)          0.78         (0.71)            --          (0.71)       11.24      7.17
01/31/04      11.24       0.69          0.71           1.40         (0.72)            --          (0.72)       11.92     12.67
01/31/05      11.92       0.65          0.07           0.72         (0.62)            --          (0.62)       12.02      6.18
                                                 Global Bond Portfolio Class 1
01/31/01      10.83       0.45          0.63           1.08         (0.70)            --          (0.70)       11.21     10.35
01/31/02      11.21       0.43          0.02           0.45         (1.03)            --          (1.03)       10.63      4.03
01/31/03      10.63       0.42          0.25           0.67         (0.18)         (0.15)         (0.33)       10.97      6.36
01/31/04      10.97       0.36          0.05           0.41            --             --             --        11.38      3.74
01/31/05      11.38       0.32          0.18           0.50            --          (0.14)         (0.14)       11.74      4.38
                                               High-Yield Bond Portfolio Class 1
01/31/01      10.54       1.09         (1.44)         (0.35)        (1.11)            --          (1.11)        9.08     (3.44)
01/31/02       9.08       0.98         (1.94)         (0.96)        (1.11)            --          (1.11)        7.01    (10.11)
01/31/03       7.01       0.63         (0.98)         (0.35)        (0.99)            --          (0.99)        5.67     (3.92)
01/31/04       5.67       0.58          1.21           1.79         (0.46)            --          (0.46)        7.00     32.41
01/31/05       7.00       0.61          0.35           0.96         (0.66)            --          (0.66)        7.30     14.59
                                            Worldwide High Income Portfolio Class 1
01/31/01      10.59       1.12         (0.76)          0.36         (1.21)            --          (1.21)        9.74      3.67
01/31/02       9.74       0.93         (1.85)         (0.92)        (1.17)            --          (1.17)        7.65     (8.61)
01/31/03       7.65       0.67         (0.72)         (0.05)        (1.06)            --          (1.06)        6.54      0.45
01/31/04       6.54       0.52          1.11           1.63         (0.63)            --          (0.63)        7.54     25.40
01/31/05       7.54       0.56          0.07           0.63         (0.49)            --          (0.49)        7.68      8.64

----------  -------------------------------------------------
              NET                    RATIO OF NET
             ASSETS     RATIO OF      INVESTMENT
             END OF    EXPENSES TO    INCOME TO
  PERIOD     PERIOD      AVERAGE       AVERAGE      PORTFOLIO
  ENDED     (000'S)    NET ASSETS     NET ASSETS    TURNOVER
----------  -------------------------------------------------
                    Cash Management Portfolio Class 1
01/31/01    $404,005       0.52%         5.83%          --%
01/31/02     600,741       0.52          3.31           --
01/31/03     457,994       0.52          1.37           --
01/31/04     244,351       0.54          0.69           --
01/31/05     227,570       0.56          0.90           --
                    Corporate Bond Portfolio Class 1
01/31/01     199,334       0.69          7.99           36
01/31/02     258,912       0.67          7.41           83
01/31/03     263,378       0.65          7.17           45
01/31/04     277,860       0.64          5.89           46
01/31/05     279,090       0.63          5.46           32
                      Global Bond Portfolio Class 1
01/31/01     139,528       0.81(1)       4.07(1)       202
01/31/02     145,556       0.81          3.84          193
01/31/03     132,160       0.80          3.89           66
01/31/04     114,854       0.82          3.17          115
01/31/05     102,785       0.83          2.79           86
                    High-Yield Bond Portfolio Class 1
01/31/01     299,534       0.71(2)      10.98(2)       106
01/31/02     255,845       0.71         12.18          148
01/31/03     221,410       0.75         10.09          121
01/31/04     311,063       0.73          9.09          125
01/31/05     269,008       0.72          8.66           88
                 Worldwide High Income Portfolio Class 1
01/31/01     117,236       1.10         10.84          158
01/31/02      93,599       1.11(2)      10.97(2)       139
01/31/03      77,847       1.15          9.55          103
01/31/04      92,530       1.15          7.16          149
01/31/05      86,357       1.13          7.37           90

---------------

   *  Calculated based upon average shares outstanding.
  ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
      If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
 (1)  Gross of custody credits of 0.01%.
 (2) Gross of custody credits of 0.01% and 0.01%, for the periods ending January 31, 2001 and January 31, 2002.

SunAmerica Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
               NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
  ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
-------------------------------------------------------------------------------------------------------------------------------
                                             SunAmerica Balanced Portfolio Class 1
01/31/01     $19.06      $0.36        $(1.46)        $(1.10)       $(0.22)        $(0.10)        $(0.32)      $17.64     (5.88)%
01/31/02      17.64       0.31         (3.12)         (2.81)        (0.33)         (0.48)         (0.81)       14.02    (15.86)
01/31/03      14.02       0.25         (2.34)         (2.09)        (0.34)            --          (0.34)       11.59    (14.95)
01/31/04      11.59       0.18          1.95           2.13         (0.29)            --          (0.29)       13.43     18.51
01/31/05      13.43       0.28          0.32           0.60         (0.21)            --          (0.21)       13.82      4.52
                                              MFS Total Return Portfolio Class 1
01/31/01      13.88       0.51          2.37           2.88         (0.37)         (0.10)         (0.47)       16.29     20.94
01/31/02      16.29       0.46         (0.52)         (0.06)        (0.32)         (0.52)         (0.84)       15.39     (0.25)
01/31/03      15.39       0.41         (1.34)         (0.93)        (0.29)         (0.18)         (0.47)       13.99     (5.96)
01/31/04      13.99       0.36          2.51           2.87         (0.65)            --          (0.65)       16.21     20.73
01/31/05      16.21       0.41          0.97           1.38         (0.03)            --          (0.03)       17.56      8.53
                                               Telecom Utility Portfolio Class 1
01/31/01     $14.42      $0.39        $(1.83)        $(1.44)       $(0.38)        $(0.21)        $(0.59)      $12.39    (10.27)%
01/31/02      12.39       0.70         (2.70)         (2.00)        (0.38)            --          (0.38)       10.01    (16.46)
01/31/03      10.01       0.41         (2.71)         (2.30)        (0.87)            --          (0.87)        6.84    (22.90)
01/31/04       6.84       0.36          1.25           1.61         (0.48)            --          (0.48)        7.97     24.12
01/31/05       7.97       0.34          0.75           1.09         (0.41)            --          (0.41)        8.65     14.11
                                                Growth-Income Portfolio Class 1
01/31/01     $31.24      $0.19        $(0.65)        $(0.46)       $(0.13)        $(1.60)        $(1.73)      $29.05     (1.63)%
01/31/02      29.05       0.15         (6.00)         (5.85)        (0.19)         (1.26)         (1.45)       21.75    (19.96)
01/31/03      21.75       0.16         (4.86)         (4.70)        (0.17)            --          (0.17)       16.88    (21.61)
01/31/04      16.88       0.13          5.43           5.56         (0.19)            --          (0.19)       22.25     33.04
01/31/05      22.25       0.10          1.06           1.16         (0.16)            --          (0.16)       23.25      5.25
                                         Federated American Leaders Portfolio Class 1
01/31/01      15.87       0.25          1.37           1.62         (0.17)         (0.60)         (0.77)       16.72     10.62
01/31/02      16.72       0.16         (1.44)         (1.28)        (0.21)         (0.39)         (0.60)       14.84     (7.53)
01/31/03      14.84       0.19         (3.27)         (3.08)        (0.15)            --          (0.15)       11.61    (20.76)
01/31/04      11.61       0.21          3.63           3.84         (0.21)            --          (0.21)       15.24     33.25
01/31/05      15.24       0.23          0.82           1.05         (0.23)            --          (0.23)       16.06      6.95(3)

----------  ---------------------------------------------------
               NET                     RATIO OF NET
              ASSETS      RATIO OF      INVESTMENT
              END OF     EXPENSES TO    INCOME TO
  PERIOD      PERIOD       AVERAGE       AVERAGE      PORTFOLIO
  ENDED      (000'S)     NET ASSETS     NET ASSETS    TURNOVER
----------  ---------------------------------------------------
                   SunAmerica Balanced Portfolio Class 1
01/31/01    $  575,039      0.64%          1.87%         333%
01/31/02       471,194      0.66           2.00          322
01/31/03       310,531      0.68           1.91          611
01/31/04       318,419      0.69           1.45          186
01/31/05       275,323      0.72(2)        2.03(2)       192
                    MFS Total Return Portfolio Class 1
01/31/01       303,278      0.74(1)        3.42(1)       111
01/31/02       469,605      0.73           2.93          105
01/31/03       516,660      0.72(2)        2.81(2)        68
01/31/04       630,428      0.74(2)        2.37(2)        49
01/31/05       660,464      0.74(2)        2.42(2)        60
                     Telecom Utility Portfolio Class 1
01/31/01    $  112,682      0.84%(1)       2.81%(1)      104%
01/31/02        84,766      0.85(1)        6.09(1)       102
01/31/03        52,982      0.95(3)        4.82(2)       123
01/31/04        50,898      0.98(3)        4.83(2)        19
01/31/05        50,866      0.97(3)        4.10(2)        29
                      Growth-Income Portfolio Class 1
01/31/01    $1,931,070      0.57%          0.60%          52%
01/31/02     1,450,218      0.58           0.62           56
01/31/03       877,271      0.59(1)        0.79(1)        45
01/31/04       981,864      0.64(1)        0.62(1)        56
01/31/05       831,173      0.64(1)        0.43(1)        44
               Federated American Leaders Portfolio Class 1
01/31/01       231,716      0.76           1.56           46
01/31/02       270,692      0.76           1.05           33
01/31/03       191,653      0.76(1)        1.41(1)        32
01/31/04       224,293      0.84(1)        1.55(1)        31
01/31/05       203,016      0.80(1)        1.47(1)        54

---------------

   *  Calculated based upon average shares outstanding.
  ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
      If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
 (1)  Gross of custody credits of 0.01%.
 (2) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

                                                                ---------------------
                                                                1/03    1/04    1/05
                                                                ---------------------
     SunAmerica Balanced Class 1..............................   --%     --%    0.00%
     Telecom Utility Class 1..................................  0.07    0.04    0.01
     Growth-Income Class 1....................................  0.01    0.04    0.03
     Federated American Leaders Class 1.......................  0.01    0.07    0.04

 (3) The Portfolio's performance figure was decreased by less than 0.01% from losses on the disposal of investments in violation of investment restrictions.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
               NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
  ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
-------------------------------------------------------------------------------------------------------------------------------
                                             Davis Venture Value Portfolio Class 1
01/31/01     $26.44      $0.14        $ 3.19         $ 3.33        $(0.12)        $(0.28)        $(0.40)      $29.37     12.72%
01/31/02      29.37       0.12         (4.78)         (4.66)        (0.13)         (4.00)         (4.13)       20.58    (15.57)
01/31/03      20.58       0.15         (3.40)         (3.25)        (0.12)            --          (0.12)       17.21    (15.79)
01/31/04      17.21       0.21          6.47           6.68         (0.17)            --          (0.17)       23.72     38.95
01/31/05      23.72       0.24          2.20           2.44         (0.22)            --          (0.22)       25.94     10.35
                                            "Dogs" of Wall Street Portfolio Class 1
01/31/01       8.38       0.23          0.73           0.96         (0.22)         (0.10)         (0.32)        9.02     12.05
01/31/02       9.02       0.20          0.36           0.56         (0.20)            --          (0.20)        9.38      6.34
01/31/03       9.38       0.22         (1.44)         (1.22)        (0.17)            --          (0.17)        7.99    (13.07)
01/31/04       7.99       0.24          2.07           2.31         (0.24)            --          (0.24)       10.06     29.27
01/31/05      10.06       0.21          0.35           0.56         (0.25)            --          (0.25)       10.37      5.67
                                               Alliance Growth Portfolio Class 1
01/31/01      36.58      (0.04)        (3.40)         (3.44)           --          (4.94)         (4.94)       28.20    (10.17)
01/31/02      28.20       0.04         (6.61)         (6.57)           --          (2.22)         (2.22)       19.41    (23.05)
01/31/03      19.41       0.03         (5.87)         (5.84)        (0.04)            --          (0.04)       13.53    (30.08)
01/31/04      13.53       0.05          4.30           4.35         (0.04)            --          (0.04)       17.84     32.17
01/31/05      17.84       0.06          0.24           0.30         (0.06)            --          (0.06)       18.08      1.68
                                           Goldman Sachs Research Portfolio Class 1
01/31/01      10.00      (0.03)        (0.01)         (0.04)           --          (0.04)         (0.04)        9.92     (0.42)
01/31/02       9.92      (0.04)        (3.09)         (3.13)           --             --             --         6.79    (31.55)
01/31/03       6.79      (0.01)        (1.66)         (1.67)           --             --             --         5.12    (24.59)
01/31/04       5.12       0.00          1.52           1.52            --             --             --         6.64     29.69
01/31/05       6.64       0.03          0.65           0.68            --             --             --         7.32     10.24

----------  -------------------------------------------------------------
               NET                          RATIO OF NET
              ASSETS      RATIO OF           INVESTMENT
              END OF     EXPENSES TO         INCOME TO
  PERIOD      PERIOD       AVERAGE            AVERAGE           PORTFOLIO
  ENDED       (000S)     NET ASSETS          NET ASSETS         TURNOVER
----------  -------------------------------------------------------------
                        Davis Venture Value Portfolio Class 1
01/31/01    $2,808,045      0.75%               0.47%               26%
01/31/02     2,323,050      0.76                0.49                30
01/31/03     1,612,985      0.75                0.81                17
01/31/04     2,004,101      0.77                1.03                13
01/31/05     1,913,355      0.79(1)             1.03(1)              9
                       "Dogs" of Wall Street Portfolio Class 1
01/31/01        92,070      0.72                2.76                55
01/31/02       112,588      0.71                2.22                35
01/31/03        99,103      0.69                2.42                67
01/31/04       105,109      0.71                2.67                56
01/31/05        92,258      0.71                2.05                30
                          Alliance Growth Portfolio Class 1
01/31/01     2,810,098      0.64               (0.10)              101
01/31/02     1,928,115      0.65                0.17                86
01/31/03     1,007,655      0.65(1)             0.19(1)             51
01/31/04     1,105,466      0.68(1)             0.27(1)             63
01/31/05       873,722      0.70(1)             0.31(1)             82
                      Goldman Sachs Research Portfolio Class 1
01/31/01        39,903      1.35+(2)(3)        (0.54)+(2)(3)       115
01/31/02        28,382      1.35(3)            (0.49)(3)           144
01/31/03        23,828      1.35(3)            (0.21)(3)           198
01/31/04        24,076      1.35(3)            (0.03)(3)            52
01/31/05        21,290      1.35(1)(3)          0.39(1)(3)          50

---------------

   *  Calculated based upon average shares outstanding.
  ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
      If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
   +  Annualized
 (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
      (loss) to average net assets would have been higher by the following:

                                                                 1/03    1/04    1/05
                                                                 ----    ----    ----
     Davis Venture Value Class 1...............................   --%     --%    0.00%
     Alliance Growth Class 1...................................  0.00    0.02    0.03
     Goldman Sachs Research Class 1............................   --      --     0.01

 (2) The ratios reflect an expense cap of 1.35% which is net of custody credits (0.01%) or waivers/reimbursements if applicable.
 (3) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                            EXPENSES                          NET INVESTMENT INCOME (LOSS)
                                            ----------------------------------------    -----------------------------------------
                                            1/01+    1/02    1/03     1/04     1/05     1/01+    1/02     1/03     1/04     1/05
                                            ----------------------------------------    -----------------------------------------
     Goldman Sachs Research Class 1.......  1.63%    1.49%    1.44%   1.53%     1.52%   (0.82)%  (0.63)%  (0.30)%  (0.21)%   0.22%

SunAmerica Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
               NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
  ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
-------------------------------------------------------------------------------------------------------------------------------
                                      MFS Massachusetts Investors Trust Portfolio Class 1
01/31/01     $13.35     $ 0.08        $ 0.42         $ 0.50        $(0.08)        $   --         $(0.08)      $13.77      3.71%
01/31/02      13.77       0.08         (2.45)         (2.37)        (0.07)         (0.54)         (0.61)       10.79    (17.15)
01/31/03      10.79       0.07         (2.43)         (2.36)        (0.08)            --          (0.08)        8.35    (21.88)
01/31/04       8.35       0.08          2.23           2.31         (0.08)            --          (0.08)       10.58     27.73
01/31/05      10.58       0.08          0.88           0.96         (0.09)            --          (0.09)       11.45      9.14
                                           Putnam Growth: Voyager Portfolio Class 1
01/31/01      26.48      (0.03)        (3.37)         (3.40)           --          (2.23)         (2.23)       20.85    (13.68)
01/31/02      20.85       0.02         (5.39)         (5.37)           --          (0.59)         (0.59)       14.89    (25.71)
01/31/03      14.89       0.03         (3.87)         (3.84)        (0.02)            --          (0.02)       11.03    (25.77)
01/31/04      11.03       0.01          3.24           3.25         (0.03)            --          (0.03)       14.25     29.51
01/31/05      14.25       0.07         (0.18)         (0.11)        (0.02)            --          (0.02)       14.12     (0.78)
                                              Blue Chip Growth Portfolio Class 1
07/05/00-
01/31/01      10.00       0.06         (1.24)         (1.18)        (0.03)            --          (0.03)        8.79    (11.82)
01/31/02       8.79       0.03         (2.20)         (2.17)           --             --             --         6.62    (24.64)
01/31/03       6.62       0.01         (1.85)         (1.84)        (0.02)            --          (0.02)        4.76    (27.85)
01/31/04       4.76       0.01          1.42           1.43         (0.01)            --          (0.01)        6.18     30.04
01/31/05       6.18       0.03          0.01           0.04         (0.01)            --          (0.01)        6.21      0.65
                                                 Real Estate Portfolio Class 1
01/31/01       8.53       0.39          1.84           2.23         (0.36)            --          (0.36)       10.40     26.40
01/31/02      10.40       0.56          0.16           0.72         (0.32)            --          (0.32)       10.80      7.12
01/31/03      10.80       0.55         (0.18)          0.37         (0.28)            --          (0.28)       10.89      3.41
01/31/04      10.89       0.50          4.58           5.08         (0.35)            --          (0.35)       15.62     47.02
01/31/05      15.62       0.41          2.63           3.04         (0.47)            --          (0.47)       18.19     19.58

----------  ---------------------------------------------------------
              NET                        RATIO OF NET
             ASSETS     RATIO OF          INVESTMENT
             END OF    EXPENSES TO     INCOME (LOSS) TO
  PERIOD     PERIOD      AVERAGE           AVERAGE          PORTFOLIO
  ENDED      (000S)    NET ASSETS         NET ASSETS        TURNOVER
----------  ---------------------------------------------------------
               MFS Massachusetts Investors Trust Portfolio Class 1
01/31/01    $369,518      0.76%              0.58%              81%
01/31/02     323,404      0.78               0.66               82
01/31/03     210,436      0.78(1)            0.73(1)            65
01/31/04     237,182      0.82(1)            0.81(1)            93
01/31/05     211,786      0.80(1)            0.74(1)            78
                    Putnam Growth: Voyager Portfolio Class 1
01/31/01     732,943      0.79              (0.10)              84
01/31/02     486,747      0.82               0.11               94
01/31/03     271,199      0.86(1)            0.19(1)           120
01/31/04     288,148      0.93(1)            0.08(1)            56
01/31/05     232,556      0.93(1)            0.48(1)            71
                       Blue Chip Growth Portfolio Class 1
07/05/00-
01/31/01      15,801      0.85+(2)           1.06+(2)           81
01/31/02      29,342      0.85(2)            0.36(2)           125
01/31/03      20,303      0.85(2)            0.20(2)           103
01/31/04      33,277      0.85(2)            0.19(2)           124
01/31/05      29,798      0.85(1)(2)         0.55(1)(2)        158
                          Real Estate Portfolio Class 1
01/31/01      76,224      0.96               4.05               28
01/31/02      85,794      0.92               5.32               62
01/31/03      95,829      0.89               4.89               52
01/31/04     139,355      0.88               3.76               18
01/31/05     154,304      0.86(1)            2.38(1)            33

---------------

   *  Calculated based upon average shares outstanding.
  ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
      If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
   +  Annualized
 (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
      (loss) to average net assets would have been higher by the following:

                                                                ---------------------
                                                                1/03    1/04    1/05
                                                                ---------------------
     MFS Massachusetts Investors Trust Class 1................  0.02%   0.05%   0.02%
     Putnam Growth: Voyager Class 1...........................  0.01    0.04    0.02
     Blue Chip Growth Class 1.................................   --      --     0.00
     Real Estate Class 1......................................   --      --     0.00

 (2) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                              EXPENSES
                                                            ---------------------------------------------
                                                            1/01+      1/02      1/03      1/04      1/05
                                                            ---------------------------------------------
     Blue Chip Growth Class 1.............................  1.81%      1.16%     0.94%     0.94%     0.92%

                                                                       NET INVESTMENT INCOME (LOSS)
                                                            --------------------------------------------------
                                                            1/01+      1/02        1/03       1/04       1/05
                                                            --------------------------------------------------
     Blue Chip Growth Class 1.............................  0.10%       0.05%       0.11%      0.10%      0.49%

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
               NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
  ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
-------------------------------------------------------------------------------------------------------------------------------
                                             MFS Mid-Cap Growth Portfolio Class 1
01/31/01     $15.60     $(0.04)       $ 3.76         $ 3.72        $   --         $(0.33)        $(0.33)      $18.99     23.97%
01/31/02      18.99      (0.03)        (6.58)         (6.61)           --          (2.38)         (2.38)       10.00    (34.93)
01/31/03      10.00      (0.03)        (4.16)         (4.19)           --             --             --         5.81    (41.90)
01/31/04       5.81      (0.03)         2.56           2.53            --             --             --         8.34     43.55
01/31/05       8.34      (0.04)         0.45           0.41            --             --             --         8.75      4.92
                                              Aggressive Growth Portfolio Class 1
01/31/01      22.72       0.05         (3.09)         (3.04)           --          (1.96)         (1.96)       17.72    (14.88)
01/31/02      17.72       0.03         (5.77)         (5.74)        (0.05)         (3.09)         (3.14)        8.84    (31.71)
01/31/03       8.84      (0.02)        (2.13)         (2.15)        (0.02)(4)         --          (0.02)        6.67    (24.28)
01/31/04       6.67      (0.03)         2.22           2.19            --             --             --         8.86     32.83
01/31/05       8.86      (0.02)         1.26           1.24            --             --             --        10.10     14.00
                                            Growth Opportunities Portfolio Class 1
07/05/00#-
01/31/01      10.00       0.07         (1.10)         (1.03)        (0.04)            --          (0.04)        8.93    (10.30)
01/31/02       8.93      (0.02)        (3.06)         (3.08)           --             --             --         5.85    (34.48)
01/31/03       5.85      (0.03)        (2.32)         (2.35)           --             --             --         3.50    (40.17)
01/31/04       3.50      (0.02)         1.47           1.45            --             --             --         4.95     41.43
01/31/05       4.95      (0.02)         0.06           0.04            --             --             --         4.99      0.81(5)

----------  -----------------------------------------------------------
              NET                         RATIO OF NET
             ASSETS     RATIO OF           INVESTMENT
             END OF    EXPENSES TO      INCOME (LOSS) TO
  PERIOD     PERIOD      AVERAGE            AVERAGE           PORTFOLIO
  ENDED     (000'S)    NET ASSETS          NET ASSETS         TURNOVER
----------  -----------------------------------------------------------
                       MFS Mid-Cap Growth Portfolio Class 1
01/31/01    $367,523       0.82%(1)(2)       (0.20)%(1)(2)       146%
01/31/02     280,024       0.82(2)           (0.25)(2)            96
01/31/03     123,948       0.84(2)(3)        (0.48)(2)(3)        164
01/31/04     199,807       0.87(2)(3)        (0.47)(2)(3)         92
01/31/05     164,512       0.84(2)(3)        (0.57)(2)(3)         79
                        Aggressive Growth Portfolio Class 1
01/31/01     495,826       0.70               0.23               263
01/31/02     293,084       0.75               0.21               229
01/31/03     156,449       0.77              (0.24)              150
01/31/04     198,390       0.79              (0.39)              103
01/31/05     189,042       0.80(3)           (0.26)(3)            89
                      Growth Opportunities Portfolio Class 1
07/05/00#-
01/31/01      28,836       1.00+(2)           1.16+(2)            86
01/31/02      33,797       1.00(2)           (0.26)(2)           339
01/31/03      12,307       1.00(2)           (0.62)(2)           243
01/31/04      31,640       1.00(2)           (0.45)(2)           178
01/31/05      19,474       1.00(2)(3)        (0.44)(2)(3)        171

---------------

   *  Calculated based upon average shares outstanding.
  ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
      If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
   +  Annualized
   #  Commencement of operations
 (1)  Gross of custody credits of 0.01%
 (2) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                                EXPENSES
                                                              --------------------------------------------
                                                              1/01      1/02      1/03      1/04      1/05
                                                              --------------------------------------------
     MFS Mid-Cap Growth Class 1.............................  0.82%     0.82%     0.84%     0.87%     0.84%
     Growth Opportunities Class 1...........................  1.26%+    1.19%     1.07%     1.05%     1.05%

                                                                        NET INVESTMENT INCOME (LOSS)
                                                              -------------------------------------------------
                                                              1/01       1/02       1/03       1/04       1/05
                                                              -------------------------------------------------
     MFS Mid-Cap Growth Class 1.............................  (0.20)%    (0.25)%    (0.48)%    (0.47)%    (0.57)%
     Growth Opportunities Class 1...........................   0.90%+    (0.44)%    (0.69)%    (0.50)%    (0.49)%

 (3) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
      (loss) to average net assets would have been higher by the following:

                                                              ------------------------
                                                              1/03      1/04      1/05
                                                              ------------------------
     MFS Mid-Cap Growth Class 1.............................  0.02%     0.05%     0.02%
     Growth Opportunities Class I...........................   --        --       0.00

 (4) Includes a tax return of capital of less than $0.01 per share.

 (5) The Portfolio's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

SunAmerica Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
               NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
  ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
-------------------------------------------------------------------------------------------------------------------------------
                                               Marsico Growth Portfolio Class 1
12/29/00#-
01/31/01     $10.00     $ 0.01        $ 0.53         $ 0.54        $   --         $   --         $   --       $10.54      5.40%
01/31/02      10.54       0.01         (1.74)         (1.73)           --          (0.02)         (0.02)        8.79    (16.35)
01/31/03       8.79      (0.01)        (1.27)         (1.28)           --             --             --         7.51    (14.55)
01/31/04       7.51      (0.02)         2.47           2.45            --             --             --         9.96     32.62
01/31/05       9.96      (0.01)         0.70           0.69            --             --             --        10.65      6.93
                                                 Technology Portfolio Class 1
07/03/00#-
01/31/01     $10.00     $(0.04)       $(2.80)        $(2.84)       $   --         $   --         $   --       $ 7.16    (28.40)%
01/31/02       7.16      (0.05)        (3.69)         (3.74)           --             --             --         3.42    (52.23)
01/31/03       3.42      (0.03)        (1.60)         (1.63)           --             --             --         1.79    (47.66)
01/31/04       1.79      (0.03)         1.07           1.04            --             --             --         2.83     58.10
01/31/05       2.83      (0.02)        (0.35)         (0.37)           --             --             --         2.46    (13.07)

----------  ----------------------------------------------------------------
              NET                           RATIO OF NET
            ASSETS     RATIO OF              INVESTMENT
            END OF    EXPENSES TO         INCOME (LOSS) TO
  PERIOD    PERIOD      AVERAGE               AVERAGE              PORTFOLIO
  ENDED     (000S)    NET ASSETS             NET ASSETS            TURNOVER
----------  ----------------------------------------------------------------
                            Marsico Growth Portfolio Class 1
12/29/00#-
01/31/01    $ 5,596       1.00%+(1)(3)          0.73%+(1)(3)            10%
01/31/02     14,810       1.00(2)(3)            0.12(2)(3)             128
01/31/03     43,872       1.00(3)              (0.15)(3)               124
01/31/04     81,784       1.00(3)              (0.22)(3)                86
01/31/05     69,151       0.96(3)(5)           (0.09)(3)(5)            101
                              Technology Portfolio Class 1
07/03/00#-
01/31/01    $56,323       1.49%+               (0.93)%+                 98%
01/31/02     40,156       1.45                 (1.23)                  109
01/31/03     23,828       1.50(5)              (1.36)(5)               135
01/31/04     59,813       1.49(5)              (1.32)(5)               123
01/31/05     27,342       1.50(5)              (0.76)(5)                85

---------------

   *  Calculated based upon average shares outstanding.
  ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
      If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
   +  Annualized
   #  Commencement of operations
   @  Inception date of class
 (1) The ratios reflect an expense cap of 1.00% which is net of custody credits (0.44%) or waivers/reimbursements if applicable.
 (2) The ratios reflect an expense cap of 1.00% which is net of custody credits (0.01%) or waiver/reimbursements if applicable.
 (3) During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                        EXPENSES
                                                      --------------------------------------------
                                                      1/01      1/02      1/03      1/04      1/05
                                                      --------------------------------------------
     Marsico Growth Class 1.........................  4.73%+    1.86%(4)  1.04%     0.97%     0.95%

                                                                 NET INVESTMENT INCOME (LOSS)
                                                      --------------------------------------------------
                                                      1/01       1/02        1/03       1/04       1/05
                                                      --------------------------------------------------
     Marsico Growth Class 1.........................  (3.00)%+   (0.73)%(4)  (0.19)%    (0.19)%    (0.08)%

 (4)  Gross of custody credits of 0.01%.

 (5) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
      (loss) to average net assets would have been higher by the following:

                                                               ----------------------
                                                               1/03     1/04    1/05
     Marsico Growth Class 1..................................                   0.01%
     Technology Class 1......................................  0.02%    0.08%   0.13%

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
               NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF     TOTAL
  ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
--------------------------------------------------------------------------------------------------------------------------------
                                       International Growth and Income Portfolio Class 1
01/31/01     $12.28     $ 0.12        $ 0.36         $ 0.48        $(0.12)        $(0.13)        $(0.25)      $12.51       3.95%
01/31/02      12.51       0.09         (3.05)         (2.96)        (0.03)         (0.45)         (0.48)        9.07     (23.67)
01/31/03       9.07       0.09         (1.96)         (1.87)        (0.05)            --          (0.05)        7.15     (20.66)
01/31/04       7.15       0.12          3.06           3.18         (0.12)            --          (0.12)       10.21      44.71
01/31/05      10.21       0.09          1.57           1.66         (0.14)            --          (0.14)       11.73      16.37
                                               Global Equities Portfolio Class 1
01/31/01      21.09      (0.03)        (1.91)         (1.94)        (0.03)         (1.59)         (1.62)       17.53      (9.29)
01/31/02      17.53       0.02         (4.90)         (4.88)        (0.01)         (2.15)         (2.16)       10.49     (27.72)
01/31/03      10.49       0.02         (2.64)         (2.62)           --             --             --         7.87     (24.98)
01/31/04       7.87       0.02          2.68           2.70         (0.02)            --          (0.02)       10.55      34.39
01/31/05      10.55       0.03          0.64           0.67         (0.03)            --          (0.03)       11.19       6.41
                                      International Diversified Equities Portfolio Class 1
01/31/01     $14.82     $ 0.11        $(1.91)        $(1.80)       $(0.12)        $(2.14)        $(2.26)      $10.76     (12.71)%
01/31/02      10.76       0.07         (2.94)         (2.87)           --          (0.65)         (0.65)        7.24     (27.07)
01/31/03       7.24       0.07         (2.13)            --            --             --             --         5.18     (28.45)
01/31/04       5.18       0.07          1.96           2.03         (0.28)            --          (0.28)        6.93      39.76
01/31/05       6.93       0.06          0.83           0.89         (0.15)            --          (0.15)        7.67      13.10
                                               Emerging Markets Portfolio Class 1
01/31/01      11.00      (0.02)        (2.95)         (2.97)        (0.06)         (0.16)         (0.22)        7.81     (26.87)
01/31/02       7.81       0.03         (0.95)         (0.92)        (0.02)         (0.08)         (0.10)        6.79     (11.49)
01/31/03       6.79       0.02         (0.74)         (0.72)        (0.02)(2)         --          (0.02)        6.05     (10.63)
01/31/04       6.05       0.10          3.59           3.69            --             --             --         9.74      60.99
01/31/05       9.74       0.09          1.83           1.92         (0.11)            --          (0.11)       11.55      19.92

----------  -----------------------------------------------------
              NET                      RATIO OF NET
             ASSETS     RATIO OF        INVESTMENT
             END OF    EXPENSES TO   INCOME (LOSS) TO
  PERIOD     PERIOD      AVERAGE         AVERAGE        PORTFOLIO
  ENDED      (000S)    NET ASSETS       NET ASSETS      TURNOVER
----------  -----------------------------------------------------
              International Growth and Income Portfolio Class 1
01/31/01    $342,114      1.18%            0.95%            80%
01/31/02     289,084      1.20             0.84            148
01/31/03     177,883      1.22             1.08            264
01/31/04     232,740      1.25(1)          1.41(1)         108
01/31/05     262,167      1.24(1)          0.79(1)          67
                      Global Equities Portfolio Class 1
01/31/01     650,067      0.84            (0.15)            93
01/31/02     409,626      0.87             0.14             75
01/31/03     221,301      0.93(1)          0.19(1)          71
01/31/04     248,468      0.95(1)          0.23(1)          83
01/31/05     206,639      0.98(1)          0.29(1)          67
            International Diversified Equities Portfolio Class 1
01/31/01    $442,009      1.21%            0.89%            72%
01/31/02     309,703      1.23             0.84             29
01/31/03     156,911      1.22             0.97             48
01/31/04     196,843      1.23             1.13             49
01/31/05     183,649      1.25(1)          0.86(1)          25
                     Emerging Markets Portfolio Class 1
01/31/01      96,507      1.57            (0.22)           125
01/31/02      82,624      1.53             0.51            113
01/31/03      63,377      1.53             0.43            118
01/31/04     104,999      1.66(1)          1.27(1)         112
01/31/05     110,010      1.60(1)          0.89(1)          76

---------------

   *  Calculated based upon average shares outstanding.
  ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
      If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
   +  Annualized
 (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
      (loss) to average net assets would have been higher by the following:

                                                                ---------------------
                                                                1/03    1/04    1/05
                                                                ---------------------
     International Growth and Income Class 1..................   --%    0.05%   0.02%
     Global Equities Class 1..................................  0.00    0.03    0.03
     International Diversified Equities Class 1...............   --      --     0.00
     Emerging Markets Class 1.................................   --     0.11    0.03

 (2) Includes a tax return of capital of less than $0.01 per share.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                              FOR MORE INFORMATION
--------------------------------------------------------------------------------

The following documents contain more information about the Portfolios and are available free of charge upon request:

        ANNUAL/SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Portfolio's performance for the most recently completed fiscal year.

        STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Portfolios' policies, investment restrictions and business structure. This Prospectus incorporates the SAI by reference.

You may obtain copies of these documents or ask questions about the Portfolios at no charge by calling (800) 445-7862 or by writing the Trust at P.O. Box 54299, Los Angeles, California 90054-0299.

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call 1-202-942-8090 for information on the operation of the Public Reference Room. Reports and other information about the Portfolios are also available on the EDGAR Database on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies of this information may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with any different information.

INVESTMENT COMPANY ACT
-  File No. 811-7238

                                                         SunAmerica Series Trust

                 ----------------------------------------------

                                   PROSPECTUS
                                  MAY 2, 2005
                 ----------------------------------------------

                            SUNAMERICA SERIES TRUST
                                 CLASS 1 SHARES

                  --    Cash Management Portfolio
                  --    Corporate Bond Portfolio
                  --    Worldwide High Income Portfolio
                  --    SunAmerica Balanced Portfolio
                  --    Equity Index Portfolio
                  --    Federated American Leaders Portfolio
                  --    Davis Venture Value Portfolio
                  --    Alliance Growth Portfolio
                  --    Aggressive Growth Portfolio
                  --    International Growth and Income Portfolio
                  --    Emerging Markets Portfolio

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
APPROVED OR DISAPPROVED THESE SECURITIES OR
PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

TRUST HIGHLIGHTS............................................      3

  Q&A.......................................................      3

EXPENSE SUMMARY.............................................     18

ACCOUNT INFORMATION.........................................     20

MORE INFORMATION ABOUT THE PORTFOLIOS.......................     23

  Investment Strategies.....................................     23

GLOSSARY....................................................     29

  Investment Terminology....................................     29

  Risk Terminology..........................................     32

MANAGEMENT..................................................     35

  Information about the Investment Adviser and Manager......     35

  Information about the Subadvisers.........................     35

  Information about the Distributor.........................     36

  Portfolio Management......................................     37

  Custodian, Transfer and Dividend Paying Agent.............     42

FINANCIAL HIGHLIGHTS........................................     43

FOR MORE INFORMATION........................................     45

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                                TRUST HIGHLIGHTS
--------------------------------------------------------------------------------

The following questions and answers are designed to give you an overview of SunAmerica Series Trust (the "Trust") and to provide you with information about the Trust's thirty-two separate investment series ("Portfolios"), eleven of which are described in this Prospectus, and their investment goals and principal investment strategies. More detailed investment information is provided in the charts, under "More Information About the Portfolios," which begins on page 23, and the glossary that follows on page 29.


                             Q&A
FIXED INCOME PORTFOLIOS typically seek to provide high current income consistent with the preservation of capital by investing in fixed income securities.

YIELD is the annual dollar income received on an investment expressed as a percentage of the current or average price.

INCOME is interest payments from bonds or dividends from stocks.

TOTAL RETURN is a measure of performance which combines all elements of return including income and capital gain or loss; it represents the change in a value of an investment over a given period expressed as a percentage of the initial investment.

"NET ASSETS" as referred to under "Principal Investment Strategy" takes into account borrowings for investment purposes.

BALANCED PORTFOLIOS typically try to balance three different investment goals: capital appreciation, income and capital preservation by investing in a mixture of stocks, bonds and money market instruments.


Q:   WHAT ARE THE PORTFOLIOS' INVESTMENT GOALS AND PRINCIPAL INVESTMENT
     STRATEGIES?

A: Each Portfolio operates as a separate mutual fund, with its own investment goal and a principal investment strategy for pursuing it. A Portfolio's investment goal may be changed without shareholder approval, but you will be notified of any change. There can be no assurance that any Portfolio will meet its investment goal or that the net return on an investment will exceed what could have been obtained through other investment or savings vehicles.


-----------------------------------------------------------------------------------------------
                                    FIXED INCOME PORTFOLIOS
-----------------------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL            PRINCIPAL INVESTMENT STRATEGY
-----------------------------------------------------------------------------------------------
  Cash Management          high current yield         invests in a diversified selection of
  Portfolio                consistent with            money market instruments
                           liquidity and
                           preservation of capital
-----------------------------------------------------------------------------------------------
  Corporate Bond           high total return with     invests, under normal circumstances,
  Portfolio                only moderate price risk   at least 80% of net assets in fixed
                                                      income securities, but invests
                                                      primarily in investment grade fixed
                                                      income securities; may invest up to
                                                      35% in fixed income securities rated
                                                      below investment grade
-----------------------------------------------------------------------------------------------
  Worldwide High Income    high current income and,   invests, under normal circumstances,
  Portfolio                secondarily, capital       at least 80% of net assets in high
                           appreciation               income securities of issuers located
                                                      throughout the world
-----------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------
                                      BALANCED PORTFOLIO
-----------------------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL            PRINCIPAL INVESTMENT STRATEGY
-----------------------------------------------------------------------------------------------
  SunAmerica Balanced      conservation of            maintains at all times a balanced
  Portfolio                principal and capital      portfolio of stocks and bonds, with
                           appreciation               at least 25% invested in fixed income
                                                      securities
-----------------------------------------------------------------------------------------------

SunAmerica Series Trust


CAPITAL APPRECIATION/GROWTH is an increase in the market value of securities held.

INDEX PORTFOLIOS typically are comprised of securities that make up or replicate a target index; the primary objective is to mirror the investment results of the index.

A "VALUE" PHILOSOPHY -- that of investing in securities that are believed to be undervalued in the market -- often reflects a contrarian approach in that the potential for superior relative performance is believed to be highest when fundamentally solid companies are out of favor. The selection criteria is generally calculated to identify stocks of companies with solid financial strength that have low price-earnings ratios and have generally been overlooked by the market, or companies undervalued within an industry or market capitalization category.

A "GROWTH" PHILOSOPHY -- that of investing in securities believed to offer the potential for capital appreciation -- focuses on securities of companies that are considered to have a historical record of above-average growth rate, significant growth potential, above-average earnings growth or value, the ability to sustain earnings growth, or that offer proven or unusual products or services, or operate in industries experiencing increasing demand.

MARKET CAPITALIZATION represents the total market value of the outstanding securities of a corporation.
INTERNATIONAL PORTFOLIOS typically seek capital appreciation by investing significantly in securities traded in markets outside the U.S.

AN "EMERGING MARKET" COUNTRY is generally a country with a low or middle income economy or that is in the early stages of its industrialization cycle.



-----------------------------------------------------------------------------------------------
                                       EQUITY PORTFOLIOS
-----------------------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL            PRINCIPAL INVESTMENT STRATEGY
-----------------------------------------------------------------------------------------------
  Equity Index Portfolio   investment results that    invests, under normal circumstances,
                           correspond with the        at least 80% of net assets in common
                           performance of the         stocks included in the S&P 500(R)
                           Standard & Poor's 500(R)
                           Composite Stock Price
                           Index (S&P 500(R))
-----------------------------------------------------------------------------------------------
  Federated American       growth of capital and      invests primarily in the securities
  Leaders Portfolio        income                     of high quality companies
-----------------------------------------------------------------------------------------------
  Davis Venture Value      growth of capital          invests primarily in common stocks of
  Portfolio                                           companies with market capitalizations
                                                      of at least $10 billion
-----------------------------------------------------------------------------------------------
  Alliance Growth          long-term growth of        invests primarily in equity
  Portfolio                capital                    securities of a limited number of
                                                      large, carefully selected, high
                                                      quality U.S. companies that are
                                                      judged likely to achieve superior
                                                      earnings
-----------------------------------------------------------------------------------------------
  Aggressive Growth        capital appreciation       invests primarily in equity
  Portfolio                                           securities of high growth companies
                                                      including small and medium sized
                                                      growth companies with market
                                                      capitalizations of $1.5 billion to
                                                      $15 billion
-----------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------
                                    INTERNATIONAL PORTFOLIOS
------------------------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL            PRINCIPAL INVESTMENT STRATEGY
------------------------------------------------------------------------------------------------
  International Growth     growth of capital and,     invests primarily in common stocks of
  and Income Portfolio     secondarily, current       companies outside the U.S. that the
                           income                     Subadviser considers undervalued by
                                                      the market and offers a potential for
                                                      income
------------------------------------------------------------------------------------------------
  Emerging Markets         long-term capital          invests, under normal circumstances,
  Portfolio                appreciation               at least 80% of net assets in common
                                                      stocks and other equity securities of
                                                      companies that its Subadviser believes
                                                      have above-average growth prospects
                                                      primarily in emerging markets outside
                                                      the U.S.
------------------------------------------------------------------------------------------------

                                                         SunAmerica Series Trust

Q:  WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS?

A: The following section describes the principal risks of each Portfolio, while the charts beginning on page 23 describe various additional risks.

    Risks of Investing in Equity Securities

    The EQUITY INDEX, FEDERATED AMERICAN LEADERS, DAVIS VENTURE VALUE, ALLIANCE GROWTH, AGGRESSIVE GROWTH, INTERNATIONAL GROWTH AND INCOME and EMERGING MARKETS PORTFOLIOS invest primarily in equity securities. In addition, the SUNAMERICA BALANCED PORTFOLIO invests significantly in equities. As with any equity fund, the value of your investment in any of these Portfolios may fluctuate in response to stock market movements. You should be aware that the performance of different types of equity stocks may rise or decline under varying market conditions -- for example, "value" stocks may perform well under circumstances in which "growth" stocks in general have fallen, or vice versa. In addition, individual stocks selected for any of these Portfolios may underperform the market generally, relevant indices or other funds with comparable investment objectives and strategies.

    Risks of Investing in Growth Stocks

    Growth stocks are historically volatile, which will particularly affect the ALLIANCE GROWTH, AGGRESSIVE GROWTH and INTERNATIONAL GROWTH AND INCOME PORTFOLIOS.

    Risks of Value Investing

    The risk that the portfolio manager's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect, will particularly affect the FEDERATED AMERICAN LEADERS and DAVIS VENTURE VALUE PORTFOLIOS.

    Risks of Investing in Bonds

    The CORPORATE BOND and WORLDWIDE HIGH INCOME PORTFOLIOS invest primarily in bonds. In addition, the SUNAMERICA BALANCED PORTFOLIO may invest significantly in bonds. As with any bond fund, the value of your investment in these Portfolios may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by bond issuers. To the extent a Portfolio is invested in the bond market, movements in the bond market generally may affect its performance. In addition, individual bonds selected for any of these Portfolios may underperform the market generally, relevant indices or other funds with comparable investment objectives and strategies.

    Risks of Investing in Junk Bonds

    The WORLDWIDE HIGH INCOME PORTFOLIO invests predominantly in junk bonds, which are considered speculative. The CORPORATE BOND, SUNAMERICA BALANCED and INTERNATIONAL GROWTH AND INCOME PORTFOLIOS also may invest significantly in junk bonds. Junk bonds carry a substantial risk of default or changes in the issuer's creditworthiness, or they may already be in default. A junk bond's market price may fluctuate more than higher-quality securities and may decline significantly. In addition, it may be more difficult for a Portfolio to dispose of junk bonds or to determine their value. Junk bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force a Portfolio to replace the security with a lower yielding security. If this occurs, it will result in a decreased return for you.

    Risks of Investing in Money Market Securities

    You should be aware that an investment in the CASH MANAGEMENT PORTFOLIO is subject to the risk that the value of its investments in high-quality short-term debt obligations ("money market securities") may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal. The CASH MANAGEMENT PORTFOLIO does not seek to maintain a stable net asset value.

    Risks of Investing Internationally

    Except for the CASH MANAGEMENT PORTFOLIO, all of the Portfolios may invest in foreign securities. These securities may be denominated in currencies other than U.S. dollars. Foreign investing presents special risks. The value of your

SunAmerica Series Trust

    investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility, and, in addition, foreign securities may not be as liquid as domestic securities. These risks affect all the Portfolios except for the CASH MANAGEMENT PORTFOLIO and are primary risks of the WORLDWIDE HIGH INCOME, INTERNATIONAL GROWTH AND INCOME EMERGING MARKETS PORTFOLIOS.

    Risks of Investing in Emerging Market Countries

    The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing or "emerging market" countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than developed countries. As a result, these markets are generally more volatile than the markets of developed countries. The WORLDWIDE HIGH INCOME and EMERGING MARKETS PORTFOLIOS invest significantly in emerging market countries. In addition, the INTERNATIONAL GROWTH AND INCOME PORTFOLIO may also invest in emerging market countries.

    Risks of Investing in Smaller Companies

    Stocks of smaller companies may be more volatile than, and not as liquid as, those of larger companies. This will particularly affect the AGGRESSIVE GROWTH, INTERNATIONAL GROWTH AND INCOME and EMERGING MARKETS PORTFOLIOS.

    Risks of a "Passively Managed" Strategy

    The EQUITY INDEX PORTFOLIO will not deviate from its strategy (except to the extent necessary to comply with federal tax laws). If a Portfolio is committed to a strategy that is unsuccessful, the Portfolio will not meet its investment goal. Because the Portfolio will not use certain techniques available to other mutual funds to reduce stock market exposure, the Portfolio may be more susceptible to general market declines than other Portfolio.

    Risks of Investing in "Non-Diversified" Portfolios

    The WORLDWIDE HIGH INCOME PORTFOLIO is organized as a "non-diversified" Portfolio. A non-diversified Portfolio can invest a larger portion of assets in the securities of a single company than can some other mutual funds. By concentrating in a smaller number of securities, a Portfolio's risk is increased because the effect of each security on the Portfolio's performance is greater.

    Risks of Investing in Technology Companies

    Technology companies may react similarly to certain market pressures and events. They may be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, and obsolescence of existing technology. As a result, the returns of a Portfolio that invests in technology companies may be considerably more volatile than those of a fund that does not invest in technology companies. This will particularly affect the AGGRESSIVE GROWTH PORTFOLIO.

    Additional Principal Risks

    Shares of the Portfolios are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

Q:  HOW HAVE THE PORTFOLIOS PERFORMED HISTORICALLY?

A: The following Risk/Return Bar Charts and Tables illustrate the risks of investing in the Portfolios by showing changes in the Portfolios' performance from calendar year to calendar year, and comparing the Portfolios' average annual returns to those of an appropriate market index. Fees and expenses incurred at the contract level are not reflected in the bar charts and tables. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                           CASH MANAGEMENT PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                          CASH MANAGEMENT PORTFOLIO CLASS 1
                                                          ---------------------------------
1995                                                                    5.48%
1996                                                                    4.91%
1997                                                                    5.22%
1998                                                                    5.05%
1999                                                                    4.87%
2000                                                                    6.05%
2001                                                                    3.67%
2002                                                                    1.40%
2003                                                                    0.63%
2004                                                                    0.86%

During the period shown in the bar chart, the highest return for a quarter was 1.58% (quarter ended 12/31/00) and the lowest return for a quarter was 0.08% (quarter ended 12/31/03). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was 0.47%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                                PAST ONE   PAST FIVE   PAST TEN
DECEMBER 31, 2004)                                              YEAR       YEARS      YEARS
------------------------------------------------------------------------------------------------------------------------------------
 Cash Management Portfolio Class 1                              0.86%      2.50%       3.80%
------------------------------------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                            CORPORATE BOND PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                           CORPORATE BOND PORTFOLIO CLASS 1
                                                           --------------------------------
1995                                                                    17.78%
1996                                                                     4.49%
1997                                                                    10.90%
1998                                                                     6.05%
1999                                                                    -1.85%
2000                                                                     5.03%
2001                                                                     7.59%
2002                                                                     7.46%
2003                                                                    11.94%
2004                                                                     6.82%

During the period shown in the bar chart, the highest return for a quarter was 5.94% (quarter ended 06/30/95) and the lowest return for a quarter was -1.90% (quarter ended 06/30/04). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -1.09%.
--------------------------------------------------------------------------------

      AVERAGE ANNUAL TOTAL RETURNS
     (AS OF THE CALENDAR YEAR ENDED       PAST ONE   PAST FIVE   PAST TEN
           DECEMBER 31, 2004)               YEAR       YEARS      YEARS
-------------------------------------------------------------------------
 Corporate Bond Portfolio   Class 1         6.82%      7.74%       7.51%
-------------------------------------------------------------------------
 Lehman Brothers U.S. Credit Index(1)       5.24%      8.63%       8.41%
-------------------------------------------------------------------------
 Merrill Lynch High Yield Master II
   Index(2)                                10.87%      6.68%       8.27%
-------------------------------------------------------------------------
 Blended Index(3)                           6.63%      8.22%       8.42%
-------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) The Lehman Brothers U.S. Credit Index is a broad measure of the U.S. investment grade corporate bond market that includes all publicly issued, fixed rate, nonconvertible investment grade, dollar-denominated, SEC-registered corporate debt.

(2) The Merrill Lynch High Yield Master II Index tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market.

(3) The Blended Index consists of 75% of Lehman Brothers U.S. Credit Index and 25% of Merrill Lynch High Yield Master II Index.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                        WORLDWIDE HIGH INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                    WORLDWIDE HIGH INCOME PORTFOLIO CLASS 1
                                                    ---------------------------------------
1995                                                                 20.97%
1996                                                                 25.32%
1997                                                                 15.54%
1998                                                                -17.07%
1999                                                                 19.31%
2000                                                                 -2.96%
2001                                                                 -3.20%
2002                                                                 -0.39%
2003                                                                 25.94%
2004                                                                  9.37%

During the period shown in the bar chart, the highest return for a quarter was 12.07% (quarter ended 06/30/95) and the lowest return for a quarter was -24.35% (quarter ended 09/30/98). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -1.56%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS
               (AS OF THE CALENDAR YEAR ENDED                 PAST ONE   PAST FIVE   PAST TEN
                     DECEMBER 31, 2004)                         YEAR       YEARS     YEARS(1)
---------------------------------------------------------------------------------------------
 Worldwide High Income Portfolio Class 1                        9.37%       5.20%      8.37%
---------------------------------------------------------------------------------------------
 First Boston High-Yield Bond Index(1)                         11.95%       8.17%      8.62%
---------------------------------------------------------------------------------------------
 J.P. Morgan EMBI Global Index(2)                              11.73%      12.99%     14.49%
---------------------------------------------------------------------------------------------
 Blended Index(3)                                              11.91%      10.66%     11.78%
---------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) The First Boston High-Yield Bond Index is a trader-priced portfolio constructed to mirror the public high-yield debt market. Securities in the index are rated BB or lower.

(2) The J.P. Morgan EMBI Global Index is a market-weighted index composed of U.S. dollar denominated Brady Bonds, Eurobonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities.

(3) The Blended Index consists of 50% of First Boston High-Yield Bond Index and 50% of J.P. Morgan Emerging Markets Bond Index (EMBI) Global Index for index comparison purposes of the asset and country composition of the Portfolio.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                         SUNAMERICA BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                      SUNAMERICA BALANCED PORTFOLIO CLASS 1
                                                      -------------------------------------
1997                                                                  24.48%
1998                                                                  24.61%
1999                                                                  21.40%
2000                                                                  -9.43%
2001                                                                 -13.14%
2002                                                                 -15.18%
2003                                                                  15.07%
2004                                                                   6.84%

During the period shown in the bar chart, the highest return for a quarter was 15.55% (quarter ended 12/31/98) and the lowest return for a quarter was -11.19% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -2.14%.
--------------------------------------------------------------------------------

              AVERAGE ANNUAL TOTAL RETURNS
             (AS OF THE CALENDAR YEAR ENDED                PAST ONE   PAST FIVE        CLASS 1
                   DECEMBER 31, 2004)                        YEAR       YEARS     SINCE INCEPTION(1)
----------------------------------------------------------------------------------------------------
 SunAmerica Balanced Portfolio Class 1                        6.84%     -3.88%          6.42%
----------------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)                                         10.88%     -2.30%          8.85%
----------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(3)                      4.34%      7.71%          7.24%
----------------------------------------------------------------------------------------------------
 Treasury Bills(4)                                            1.39%      2.67%          3.62%
----------------------------------------------------------------------------------------------------
 Blended Index(4)                                             7.66%      1.98%          8.15%
----------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is June 3, 1996.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

(3) The Lehman Brothers U.S. Aggregate Index combines several Lehman Brothers fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

(4) The Blended Index consists of 55% S&P 500(R) Index, 35% Lehman Brothers U.S. Aggregate Index, and 10% Treasury Bills. Treasury Bills are short-term securities with maturities of one-year or less issued by the U.S. Government.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                             EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                              EQUITY INDEX PORTFOLIO CLASS 1
                                                              ------------------------------
1999                                                                      17.14%
2000                                                                      -9.46%
2001                                                                     -12.26%
2002                                                                     -22.42%
2003                                                                      27.80%
2004                                                                      10.33%

During the period shown in the bar chart, the highest return for a quarter was 15.08% (quarter ended 06/30/03) and the lowest return for a quarter was -17.20% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -2.33%.
--------------------------------------------------------------------------------

         AVERAGE ANNUAL TOTAL RETURNS (AS OF THE           PAST ONE    PAST FIVE     SINCE
          CALENDAR YEAR ENDED DECEMBER 31, 2004)            YEAR        YEARS       INCEPTION(1)
----------------------------------------------------------------------------------------------
 Equity Index Portfolio Class 1                             10.33%       -2.77%        1.52%
----------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)                                        10.88%       -2.30%        2.50%
----------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is December 14, 1998.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                      FEDERATED AMERICAN LEADERS PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                               FEDERATED AMERICAN LEADERS PORTFOLIO CLASS 1
                                               --------------------------------------------
1997                                                              31.43%
1998                                                              17.96%
1999                                                               6.19%
2000                                                               2.39%
2001                                                              -2.33%
2002                                                             -19.78%
2003                                                              27.57%
2004                                                               9.91%

During the period shown in the bar chart, the highest return for a quarter was 16.96% (quarter ended 06/30/03) and the lowest return for a quarter was -19.38% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -1.41%.
--------------------------------------------------------------------------------

 AVERAGE ANNUAL TOTAL RETURNS
 (AS OF THE CALENDAR YEAR ENDED                               PAST ONE   PAST FIVE   CLASS 1 SINCE
 DECEMBER 31, 2004)                                            YEAR       YEARS      INCEPTION(1)
-----------------------------------------------------------------------------------------------------
 Federated American Leaders Portfolio(2) Class 1                9.91%       2.38%         8.45%
-----------------------------------------------------------------------------------------------------
 S&P 500(R) Index(3)                                           10.88%      -2.30%         8.85%
-----------------------------------------------------------------------------------------------------
 S&P 500(R)/Barra Value Index(4)                               15.71%       2.48%         9.16%
-----------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is June 3, 1996.

(2) Prior to May 1, 2003, the Federated American Leaders Portfolio was named the Federated Value Portfolio.

(3) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the Index will reflect changes in larger companies more heavily than those in smaller companies.

(4) The S&P 500(R)/Barra Value Index is designed to differentiate between fast growing companies and slower growing or undervalued companies. Standard & Poor's and Barra cooperate to employ a price to book value calculation, whereby the market capitalization of an index (S&P 500(R), S&P MidCap 400(R), S&P SmallCap 600(R)) is divided equally between growth and value. The growth and value definition are only available on the U.S. indices. The indices are rebalanced twice per year.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                         DAVIS VENTURE VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                       DAVIS VENTURE VALUE PORTFOLIO CLASS 1
                                                       -------------------------------------
1995                                                                   37.45%
1996                                                                   24.76%
1997                                                                   34.32%
1998                                                                   13.73%
1999                                                                   16.11%
2000                                                                    9.47%
2001                                                                  -11.32%
2002                                                                  -16.77%
2003                                                                   33.16%
2004                                                                   13.50%

During the period shown in the bar chart, the highest return for a quarter was 21.07% (quarter ended 12/31/98) and the lowest return for a quarter was -14.87% (quarter ended 09/30/98). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was 0.46%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                                PAST ONE   PAST FIVE   PAST TEN
DECEMBER 31, 2004)                                              YEAR       YEARS      YEARS
---------------------------------------------------------------------------------------------
 Davis Venture Value Portfolio Class 1                         13.50%       4.08%     14.02%
---------------------------------------------------------------------------------------------
 S&P 500(R) Index(1)                                           10.88%      -2.30%     12.07%
---------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                           ALLIANCE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                          ALLIANCE GROWTH PORTFOLIO CLASS 1
                                                          ---------------------------------
1995                                                                    43.79%
1996                                                                    29.11%
1997                                                                    31.43%
1998                                                                    52.23%
1999                                                                    33.07%
2000                                                                   -19.47%
2001                                                                   -14.00%
2002                                                                   -31.26%
2003                                                                    25.76%
2004                                                                     7.94%

During the period shown in the bar chart, the highest return for a quarter was 32.57% (quarter ended 12/31/98) and the lowest return for a quarter was -16.67% (quarter ended 03/31/01). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -6.73%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                                PAST ONE   PAST FIVE   PAST TEN
DECEMBER 31, 2004)                                              YEAR       YEARS      YEARS
---------------------------------------------------------------------------------------------
 Alliance Growth Portfolio Class 1                              7.94%      -8.36%     12.31%
---------------------------------------------------------------------------------------------
 Russell 1000(R) Growth Index(1)                                6.30%      -9.29%      9.59%
---------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) The Russell 1000(R) Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                          AGGRESSIVE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                        AGGRESSIVE GROWTH PORTFOLIO CLASS 1
                                                        -----------------------------------
1997                                                                   12.35%
1998                                                                   17.43%
1999                                                                   84.66%
2000                                                                  -15.25%
2001                                                                  -31.70%
2002                                                                  -24.71%
2003                                                                   28.57%
2004                                                                   16.72%

During the period shown in the bar chart, the highest return for a quarter was 53.68% (quarter ended 12/31/99) and the lowest return for a quarter was -27.42% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was 0.10%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED            PAST ONE   PAST FIVE        CLASS 1
DECEMBER 31, 2004)                          YEAR       YEARS     SINCE INCEPTION(1)
-----------------------------------------------------------------------------------
 Aggressive Growth Portfolio Class 1       16.72%      -8.14%           6.22%
-----------------------------------------------------------------------------------
 Russell 3000(R) Index(2)                  11.95%      -1.16%           8.79%
-----------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is June 3, 1996.

(2) The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The change in indices was made because the Russell 3000(R) Index is more representative of the Portfolio's investment strategy.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                   INTERNATIONAL GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                 INTERNATIONAL GROWTH AND INCOME PORTFOLIO
                                                                  CLASS 1
                                                 -----------------------------------------
1998                                                               10.83%
1999                                                               24.18%
2000                                                                1.16%
2001                                                              -22.24%
2002                                                              -20.89%
2003                                                               36.85%
2004                                                               20.90%

During the period shown in the bar chart, the highest return for a quarter was 18.57% (quarter ended 06/30/03) and the lowest return for a quarter was -23.49% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -1.09%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED          PAST ONE   PAST FIVE        CLASS 1
DECEMBER 31, 2004)                        YEAR       YEARS     SINCE INCEPTION(1)
---------------------------------------------------------------------------------
 International Growth and Income
   Portfolio Class 1                     20.90%       0.59%          5.55%
---------------------------------------------------------------------------------
 MSCI EAFE(R) Index(2)                   20.25%      -1.13%          4.43%
---------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is June 2, 1997.

(2) The Morgan Stanley Capital International (MSCI) EAFE(R) Index (Europe, Australasia, and Far East) represents the foreign stocks of 21 countries in Europe, Australasia and the Far East.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                           EMERGING MARKETS PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                         EMERGING MARKETS PORTFOLIO CLASS 1
                                                         ----------------------------------
1998                                                                  -24.27%
1999                                                                   77.45%
2000                                                                  -36.38%
2001                                                                   -1.76%
2002                                                                   -7.14%
2003                                                                   52.61%
2004                                                                   24.52%

During the period shown in the bar chart, the highest return for a quarter was 38.80% (quarter ended 12/31/99) and the lowest return for a quarter was -22.17% (quarter ended 09/30/98). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was 2.26%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE CALENDAR YEAR ENDED DECEMBER  PAST ONE   PAST FIVE        CLASS 1
31, 2004)                                                               YEAR       YEARS     SINCE INCEPTION(1)
---------------------------------------------------------------------------------------------------------------
 Emerging Markets Portfolio Class 1                                    24.52%      1.98%           2.84%
---------------------------------------------------------------------------------------------------------------
 MSCI Emerging Markets Free Index(SM)(2)                               25.95%      4.59%           2.79%
---------------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is June 2, 1997.

(2) The Morgan Stanley Capital International (MSCI) Emerging Markets Free Index(SM) measures the performance of companies representative of the market structure of 26 emerging market countries in Europe, Latin America, and the Pacific basin. The MSCI Emerging Markets Free Index excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                                EXPENSE SUMMARY
--------------------------------------------------------------------------------

The table below describes the fees and expenses you may pay if you remain invested in each Portfolio. Each Portfolio's annual operating expenses do not reflect the separate account fees charged in the Variable Contracts, as defined herein, in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)

                                    CASH MANAGEMENT   CORPORATE BOND   WORLDWIDE HIGH INCOME   SUNAMERICA BALANCED
                                       PORTFOLIO        PORTFOLIO            PORTFOLIO              PORTFOLIO
                                    ---------------   --------------   ---------------------   -------------------
                                        CLASS 1          CLASS 1              CLASS 1                CLASS 1
                                    ---------------   --------------   ---------------------   -------------------
Management Fees                          0.50%             0.56%               0.98%                  0.63%
Distribution and/or Service
  (12b-1) Fees(1)                        0.00%             0.00%               0.00%                  0.00%
Other Expenses                           0.06%             0.07%               0.15%                  0.09%
Total Annual Portfolio Operating
  Expenses(1)                            0.56%             0.63%               1.13%                  0.72%

                                    EQUITY INDEX   FEDERATED AMERICAN   DAVIS VENTURE VALUE   ALLIANCE GROWTH
                                    PORTFOLIO(2)   LEADERS PORTFOLIO         PORTFOLIO           PORTFOLIO
                                    ------------   ------------------   -------------------   ---------------
                                      CLASS 1           CLASS 1               CLASS 1             CLASS 1
                                    ------------   ------------------   -------------------   ---------------
Management Fees                         0.40%             0.69%                0.71%               0.61%
Distribution and/or Service
  (12b-1) Fees(1)                       0.00%             0.04%                0.00%               0.03%
Other Expenses                          0.23%             0.07%                0.08%               0.06%
Total Annual Portfolio Operating
  Expenses(1)                           0.63%             0.80%                0.79%               0.70%

                                     AGGRESSIVE      INTERNATIONAL
                                       GROWTH          GROWTH AND        EMERGING MARKETS
                                     PORTFOLIO      INCOME PORTFOLIO         PORTFOLIO
                                    ------------   ------------------   -------------------
                                      CLASS 1           CLASS 1               CLASS 1
                                    ------------   ------------------   -------------------
Management Fees                         0.71%             0.95%                1.25%
Distribution and/or Service
  (12b-1) Fees(1)                       0.00%             0.02%                0.03%
Other Expenses                          0.09%             0.27%                0.32%
Total Annual Portfolio Operating
  Expenses(1)                           0.80%             1.24%                1.60%

---------------

(1) Through expense offset arrangements resulting from broker commission recapture, a portion of the portfolio's distribution and/or service fees and other expenses have been reduced. For the period February 1, 2004 to November 30, 2004, broker commission recapture amounts received by certain Portfolios were used to offset the Portfolio's distribution fees. For the period December 1, 2004 to January 31, 2005, broker commission recapture amounts received by certain Portfolios were used to offset the Portfolio's other expenses. "Distribution and/or Service (12b-1) Fees" and "Other Expenses" do not take into account these expense reductions and are therefore higher than the actual distribution fees and other expenses of the Portfolio. Had the expense reductions been taken into account, "Total Annual Portfolio Operating Expenses" for Class 1 would have been as follows:

                                                     Class 1
                                                     -------
    SunAmerica Balanced Portfolio*                    0.72%
    Federated American Leaders Portfolio              0.76%
    Davis Venture Value Portfolio                     0.79%
    Alliance Growth Portfolio                         0.67%
    Aggressive Growth Portfolio*                      0.80%
    International Growth and Income Portfolio         1.22%
    Emerging Markets Portfolio                        1.57%

    -------------------

    * The amount by which brokerage commission recapture amounts reduced Portfolio expenses was less than 0.01%.

(2) The Adviser is voluntarily waiving fees and/or reimbursing expenses so that the total net expense ratios for the following Portfolios do not exceed the amounts set forth below:

                                            Class 1
                                            -------
Equity Index Portfolio                       0.55%

 These waivers and reimbursements are voluntary and may be terminated at any time.

                                                         SunAmerica Series Trust

EXAMPLE

This Example is intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year, reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the gross expenses shown in the fee table, your costs would be:

                                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                            ------   -------   -------   --------
Cash Management Portfolio.................................   $ 57     $179     $  313     $  701
Corporate Bond Portfolio..................................     64      202        351        786
Worldwide High Income Portfolio...........................    115      359        622      1,375
SunAmerica Balanced Portfolio*............................     74      230        401        894
Equity Index Portfolio*...................................     64      202        351        786
Federated American Leaders Portfolio*.....................     82      255        444        990
Davis Venture Value Portfolio*............................     81      252        439        978
Alliance Growth Portfolio*................................     72      224        390        871
Aggressive Growth Portfolio...............................     82      255        444        990
International Growth and Income Portfolio*................    126      393        681      1,500
Emerging Markets Portfolio*...............................    163      505        871      1,900

---------------

* The Example does not take into account voluntary fee waivers and/or expense reimbursements by the Adviser and expense reductions resulting from brokerage commission recapture amounts. The fee waivers and/or expense reimbursements will continue indefinitely, but may be terminated at any time.

The following are your costs after these fee waivers and/or expense reimbursements and expense reductions.

                                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                            ------   -------   -------   --------
SunAmerica Balanced Portfolio*............................   $ 74     $230      $401      $  894
Equity Index Portfolio....................................     56      176       307         689
Federated American Leaders Portfolio......................     78      243       422         942
Alliance Growth Portfolio.................................     68      214       373         835
Aggressive Growth Portfolio*..............................     82      255       444         990
International Growth and Income Portfolio.................    124      387       670       1,477
Emerging Markets Portfolio................................    160      496       855       1,867

---------------

* The amount of the voluntary fee waiver and/or expense reimbursements by the Adviser was less than $1.00.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                              ACCOUNT INFORMATION
--------------------------------------------------------------------------------

Shares of the Portfolios are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts") offered by life insurance companies affiliated with AIG SunAmerica Asset Management Corp. ("SAAMCo" or the "Adviser"), the Trust's investment adviser and manager. The term "Manager" as used in this Prospectus means either SAAMCo or other registered investment advisers that serve as subadvisers to the Trust, as the case may be. All shares of the Trust are owned by "Separate Accounts" of the life insurance companies. If you would like to invest in a Portfolio, you must purchase a Variable Contract from one of the life insurance companies. The Trust offers these classes of shares: Class 1, Class 2 and Class 3 shares. Class 1 shares of the Portfolios, which are issued only in connection with certain Variable Contracts, are offered through this Prospectus. Class 2 and Class 3 shares are offered through a separate prospectus.

You should be aware that the Variable Contracts involve fees and expenses that are not described in this prospectus, and that the contracts also may involve certain restrictions and limitations. You will find information about purchasing a Variable Contract and the Portfolios available to you in the prospectus that offers the contracts, which accompanies this Prospectus.

The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts through the various life insurance companies. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

DISTRIBUTION (12B-1) PLAN

Effective November 30, 2004, the 12b-1 plan for Class 1 shares of each Portfolio was terminated. Through November 30, 2004, each Portfolio, other than the Cash Management Portfolio, could have participated in directed brokerage programs, whereby a portion of the brokerage commissions generated by a Portfolio would be used to make payments to AIG SunAmerica Capital Services, Inc. (the "Distributor") to pay for various distribution activities. Such payments to the Distributor could not exceed an annual rate of 0.75% of the average daily net assets of Class 1 shares of each Portfolio. The distribution fees were used to compensate the Distributor and certain financial intermediaries to pay for activities principally intended to result in the sale of Class 1 shares of each Portfolio. Accordingly, for the year ended January 31, 2005, distribution fees were paid based on the aforementioned rate.

TRANSACTION POLICIES

VALUATION OF SHARES. The net asset value per share ("NAV") for each Portfolio and class is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets of each class by the number of such class's outstanding shares. The NAV for each Portfolio also may be calculated on any other day in which there is sufficient liquidity in the securities held by the Portfolio. As a result, the value of the Portfolio's shares may change on days when you will not be able to purchase or redeem your shares.

Investments for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless, in accordance with pricing procedures approved by the Trust's Board, the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures approved by the Board.

                                                         SunAmerica Series Trust

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. The Trust uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Certain of the Portfolios may invest to a large extent in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not price its shares. As a result, the value of these Portfolios' shares may change on days when the Trust is not open for purchases or redemptions.

BUY AND SELL PRICES. The Separate Accounts buy and sell shares of a Portfolio at NAV, without any sales or other charges.

EXECUTION OF REQUESTS. The Trust is open on those days when the New York Stock Exchange is open for regular trading. Buy and sell requests are executed at the next NAV to be calculated after the request is accepted by the Trust. If the order is received by the Trust, or the insurance company as its authorized agent, before the Trust's close of business (generally 4:00 p.m., Eastern time), the order will receive that day's closing price. If the order is received after that time, it will receive the next business day's closing price.

During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven business days or longer, as allowed by federal securities laws.

FREQUENT PURCHASES AND REDEMPTIONS OF SHARES

The Portfolios, which are offered only through Variable Contracts, are intended for long-term investment and not as frequent short-term trading ("market timing") vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers or redemptions should not acquire Variable Contracts that relate to shares of the Portfolios. The Board of Trustees has adopted policies and procedures with respect to market timing activity as discussed below.

The Trust believes that market timing activity is not in the best interest of its Portfolios' performance or their participants. Market timing can disrupt the ability of a Manager to invest assets in an orderly, long-term manner, which may have an adverse impact on the performance of the Portfolios. In addition, market timing may increase a Portfolio's expenses through: increased brokerage, transaction and administrative costs; forced and unplanned portfolio turnover; and large asset swings that decrease a Portfolio's ability to provide maximum investment return to all participants. This in turn can have an adverse effect on Portfolio performance.

Since certain Portfolios invest significantly in foreign securities and/or high yield fixed income securities ("junk bonds"), they may be particularly vulnerable to market timing. For a description of those Portfolios investing significantly in junk bonds or foreign securities, see page 5 of the Prospectus. Market timing in Portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a Portfolio's international portfolio securities trade and the time as of which the Portfolio's net asset value is calculated. Market timing in Portfolios investing significantly in junk bonds

SunAmerica Series Trust

may occur if market prices are not readily available for a Portfolio's junk bond holdings. Market timers may purchase shares of a Portfolio based on events occurring after foreign market closing prices are established but before calculation of the Portfolio's net asset value, or if they believe market prices for junk bonds are not accurately reflected by a Portfolio. One of the objectives of the Trust's fair value pricing procedures is to minimize the possibilities of this type of market timing (see "Transaction
Policies -- Valuation of Shares").

Shares of the Portfolios are generally held through insurance company separate accounts. The ability of the Trust to monitor transfers made by the participants in separate accounts maintained by financial intermediaries is limited by the institutional nature of these omnibus accounts. The Board's policy is that the Portfolios must rely on the insurance company separate account to both monitor market timing within a Portfolio and attempt to prevent it through their own policies and procedures. In situations in which the Trust becomes aware of possible market timing activity, it will notify the insurance company separate account in order to help facilitate the enforcement of such entity's market timing policies and procedures. There is no guarantee that the Trust will be able to detect market timing activity or the participants engaged in such activity, or, if it is detected, to prevent its recurrence. Whether or not the Trust detects it, if market timing activity occurs, then you should anticipate that you will be subject to the disruptions and increased expenses discussed above. The Trust reserves the right, in its sole discretion and without prior notice, to reject or refuse purchase orders received from insurance company separate accounts, whether directly or by transfer, including orders that have been accepted by a financial intermediary, that the Trust determines not to be in the best interest of the Portfolios. Such rejections or refusals will be applied uniformly without exception.

Please review your Variable Contract prospectus for more information regarding the insurance company's market timing policies and procedures, including any restrictions or limitations that the insurance company separate account may impose with respect to trades made through a Variable Contract.

Please refer to the documents pertaining to your Variable Contract prospectus on how to direct investments in or redemptions from (including making transfers into or out of) the Portfolios and any fees that may apply.

PORTFOLIO HOLDINGS

The Trust's policies and procedures with respect to the disclosure of the Portfolios' securities are described in the Statement of Additional Information.

DIVIDEND POLICIES AND TAXES

DISTRIBUTIONS. For each Portfolio, dividends from net investment income and capital gain distributions, if any, are declared and paid annually.

DISTRIBUTION REINVESTMENT. The dividends and distributions will be reinvested automatically in additional shares of the same Portfolio on which they were paid.

TAXABILITY OF A PORTFOLIO. Each Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. As long as each Portfolio is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                     MORE INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT STRATEGIES

Each Portfolio has its own investment goal and principal investment strategy for pursuing it as described in the charts beginning on page 3. The charts below summarize information about each Portfolio's investments. We have included a glossary to define the investment and risk terminology used in the charts and throughout this Prospectus. Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase under normal market conditions. You should consider your ability to assume the risks involved before investing in a Portfolio through one of the Variable Contracts.


-----------------------------------------------------------------------------------------------------------------------
                                                FIXED INCOME PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------
                                         CASH                                                 WORLDWIDE HIGH
                                      MANAGEMENT                 CORPORATE BOND                   INCOME
-----------------------------------------------------------------------------------------------------------------------
  What are the Portfolio's    - Fixed income securities:   - Fixed income               - Fixed income securities
  principal investments?        - U.S. treasury bills        securities (at least         (at least 80%):
                                - agency discount notes      80%):                      - junk bonds (up to 100%)
                                - commercial paper           - corporate bonds            - emerging market
                                - corporate debt             - investment grade fixed       government securities
                                  instruments                  income securities          - emerging market
                              - Short-term investments       - junk bonds (up to 35%)       corporate debt
                                - repurchase agreements      - U.S. government              instruments
                                - bank obligations             securities                 - Eurobonds
                                                                                          - Brady bonds
-----------------------------------------------------------------------------------------------------------------------
  What other types of         N/A                          - Fixed income securities:   - Fixed income securities
  investments or strategies                                  - preferred stocks           - U.S. and non-U.S.
  may the Portfolio use to a                                 - zero coupon, deferred        government securities
  significant extent?                                          interest and PIK bonds     - investment grade
                                                               (up to 35%)                  corporate bonds
                                                           - Foreign securities         - Currency transactions
                                                           - When-issued and delayed    - Illiquid securities (up
                                                             delivery transactions        to 15%)
                                                           - Illiquid securities (up    - Borrowing for temporary
                                                             to 15%)                      or emergency purposes (up
                                                           - Pass-through securities      to 33 1/3%)
                                                           - Convertible securities
-----------------------------------------------------------------------------------------------------------------------

SunAmerica Series Trust


-----------------------------------------------------------------------------------------------------------------------
                                                FIXED INCOME PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------
                                         CASH                                                 WORLDWIDE HIGH
                                      MANAGEMENT                 CORPORATE BOND                   INCOME
-----------------------------------------------------------------------------------------------------------------------
  What other types of         - Short-term investments     - Short-term investments     - Hybrid instruments
  investments may the           - municipal obligations    - Defensive investments      - Options and Futures
  Portfolio use as part of                                 - Options and futures        - Forward commitments
  efficient portfolio                                        (up to 10%)
  management or to enhance                                 - Borrowing for temporary
  return?                                                    or emergency purposes (up
                                                             to 33 1/3%)
                                                           - Securities lending (up to
                                                             33 1/3%)
                                                           - Currency transactions
                                                           - Currency swaps
                                                           - Credit swaps
                                                           - Interest rate swaps,
                                                             caps, floors and collars
                                                           - Total return swaps
                                                           - Hybrid instruments
-----------------------------------------------------------------------------------------------------------------------
What additional risks         - Interest rate              - Credit quality             - Active trading
normally affect the             fluctuations               - Currency volatility        - Credit quality
Portfolio?                    - Securities selection       - Derivatives                - Currency volatility
                                                           - Foreign exposure           - Derivatives
                                                           - Illiquidity                - Emerging markets
                                                           - Interest rate              - Foreign exposure
                                                             fluctuations               - Illiquidity
                                                           - Market                     - Interest rate
                                                             volatility                   fluctuations
                                                           - Securities selection       - Market volatility
                                                           - Small and medium sized     - Non-diversified status
                                                             companies                  - Securities selection
-----------------------------------------------------------------------------------------------------------------------

                                                         SunAmerica Series Trust


----------------------------------------------------------------------------------------------------------------------
                                                  BALANCED PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
                                                                                 SUNAMERICA
                                                                                  BALANCED
----------------------------------------------------------------------------------------------------------------------
  What are the Portfolio's principal investments?         - Equity securities:
                                                            - common stocks
                                                          - Fixed income securities (at least 25%):
                                                            - U.S. government securities
                                                            - corporate debt instruments
----------------------------------------------------------------------------------------------------------------------
  What other types of investments or strategies may the   - Equity securities:
  Portfolio use to a significant extent?                    - small-cap stocks (up to 20%)
                                                          - Short-term investments
                                                          - Defensive investments
                                                          - Foreign securities
                                                          - Illiquid securities (up to 15%)
                                                          - Junk bonds (up to 15%)
----------------------------------------------------------------------------------------------------------------------
  What other types of investments may the Portfolio use   - Options and futures
  as part of efficient portfolio management or to         - Currency transactions
  enhance return?                                         - Borrowing for temporary or emergency purposes (up to
                                                            33 1/3%)
                                                          - Securities lending (up to 33 1/3%)
----------------------------------------------------------------------------------------------------------------------
  What additional risks normally affect the Portfolio?    - Active trading
                                                          - Credit quality
                                                          - Currency volatility
                                                          - Derivatives
                                                          - Foreign exposure
                                                          - Hedging
                                                          - Illiquidity
                                                          - Interest rate fluctuations
                                                          - Market volatility
----------------------------------------------------------------------------------------------------------------------

SunAmerica Series Trust


---------------------------------------------------------------------------
                             EQUITY PORTFOLIOS
---------------------------------------------------------------------------
                                     FEDERATED         DAVIS VENTURE
                 EQUITY INDEX     AMERICAN LEADERS         VALUE
---------------------------------------------------------------------------
  What are     - Equity          - Equity            - Equity
  the            securities:       securities:         securities:
  Portfolio's    - common          - large-cap         - large-cap
  principal        stocks            stocks              stocks
 investments?      (at least
                   80%)
---------------------------------------------------------------------------
  What other   N/A               - Equity            - Equity
  types of                         securities:         securities:
  investments                      - mid-cap stocks    - mid-cap stocks
  or                             - Foreign           - Foreign
  strategies                       securities:         securities
  may the                          - ADRs
  Portfolio
  use to a
  significant
  extent?
---------------------------------------------------------------------------
  What other   - Short-term      - Short-term        - Short-term
  types of       investments       investments         investments
  investments  - Defensive       - Defensive         - Defensive
  may the        investments       investments         investments
  Portfolio    - Options and     - Options and       - U.S. government
  use as part    futures (up to    futures             securities
  of             10%)            - Borrowing for
  efficient    - Borrowing for     temporary or
  portfolio      temporary or      emergency
  management     emergency         purposes
  or to          purposes (up      (up to 33 1/3%)
  enhance        to 33 1/3%)     - Securities
  return?      - Securities        lending
                 lending (up to    (up to 33 1/3%)
                 33 1/3%)
               - Illiquid
                 securities (up
                 to 15%)
               - Small-cap
                 stocks
               - Registered
                 investment
                 companies
               - Firm
                 commitments
               - When issued
                 and delayed-
                 delivery
                 transactions
---------------------------------------------------------------------------
  What         - Derivatives     - Derivatives       - Foreign exposure
  additional   - Illiquidity     - Large cap         - Large cap
  risks        - Market            companies           companies
  normally       volatility      - Market            - Market
  affect the   - Passively-        volatility          volatility
  Portfolio?     managed         - Securities        - Medium sized
                 strategy          selection           companies
                                                     - Securities
                                                       selection
---------------------------------------------------------------------------

                                                         SunAmerica Series Trust


--------------------------------------------------------------
                      EQUITY PORTFOLIOS
--------------------------------------------------------------
                         ALLIANCE           AGGRESSIVE
                          GROWTH              GROWTH
--------------------------------------------------------------
  What are the      - Equity            - Equity
  Portfolio's         securities:         securities:
  principal           - large-cap         - small-cap
  investments?          stocks              stocks
                                          - mid-cap stocks
                                          - convertible
                                            securities
                                          - warrants
                                        - Defensive
                                          investments
--------------------------------------------------------------
  What other types  - Foreign           - Equity
  of investments      securities          securities:
  may the             (up to 25%)         - large-cap
  Portfolio or                              stocks
  strategies use
  to a significant
  extent?
--------------------------------------------------------------
  What other types  - Short-term        - Borrowing for
  of investments      investments         temporary or
  may the           - Defensive           emergency
  Portfolio use as    investments         purposes
  part of           - Borrowing for       (up to 33 1/3%)
  efficient           temporary or      - Options and
  portfolio           emergency           futures
  management or to    purposes          - Illiquid
  enhance return?     (up to 33 1/3%)     securities
                    - Options and         (up to 15%)
                      futures           - Short-term
                                          investments
                                        - IPOs
--------------------------------------------------------------
  What additional   - Active trading    - Active trading
  risks normally    - Derivatives       - Derivatives
  affect the        - Foreign exposure  - Growth stocks
  Portfolio?        - Growth stocks     - Hedging
                    - Large cap         - Illiquidity
                      companies         - IPO investing
                    - Market            - Market
                      volatility          volatility
                    - Securities        - Securities
                      selection           selection
                                        - Small and medium
                                          sized companies
                                        - Technology
                                          sector
--------------------------------------------------------------

SunAmerica Series Trust


--------------------------------------------------------------
                   INTERNATIONAL PORTFOLIOS
--------------------------------------------------------------
                      INTERNATIONAL
                    GROWTH AND INCOME    EMERGING MARKETS
--------------------------------------------------------------
  What are the      - Equity            - Equity
  Portfolio's         securities:         securities:
  principal           - large-cap         - small-cap
  investments?          stocks              stocks
                        (foreign)         - mid-cap stocks
                    - Foreign           - Foreign
                      securities          securities:
                                          - emerging
                                          markets
                                          (at least 80%)
--------------------------------------------------------------
  What other types  - Equity            - Hybrid
  of investments      securities:         instruments
  or strategies       - mid-cap stocks  - Equity swaps
  may the               (foreign)       - Options and
  Portfolio use to  - Foreign             futures
  a significant       securities:
  extent?             - emerging
                        markets
                    - Fixed income
                      securities:
                      - junk bonds (up
                       to 20%)
--------------------------------------------------------------
  What other types  - Equity            - Illiquid
  of investments      securities:         securities (up
  may the             - small-cap         to 15%)
  Portfolio use as      stocks          - Borrowing for
  part of               (foreign)         temporary or
  efficient           - large-cap         emergency
  portfolio             stocks (U.S.)     purposes (up to
  management or to  - Currency            33 1/3%)
  enhance return?     transactions      - Currency
                    - Short-term          transactions
                      investments       - Short term
                    - Hybrid              investments
                      instruments       - IPOs
                    - Equity swaps
                    - IPOs
--------------------------------------------------------------
  What additional   - Active trading    - Active trading
  risks normally    - Credit quality    - Currency
  affect the        - Currency            volatility
  Portfolio?          volatility        - Derivatives
                    - Emerging markets  - Emerging markets
                    - Foreign exposure  - Foreign exposure
                    - Growth stocks     - Growth stocks
                    - Hedging           - Illiquidity
                    - IPO investing     - IPO investing
                    - Market            - Market
                      volatility          volatility
                    - Securities        - Securities
                      selection           selection
--------------------------------------------------------------

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                                    GLOSSARY
--------------------------------------------------------------------------------

INVESTMENT TERMINOLOGY

BORROWING FOR TEMPORARY OR EMERGENCY PURPOSES involves the borrowing of cash or securities by a Portfolio in limited circumstances, including to meet redemptions. Borrowing will cost a Portfolio interest expense and other fees. Borrowing may exaggerate changes in a Portfolio's net asset value and the cost may reduce a Portfolio's return.

BRADY BONDS are foreign securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging market for new bonds in connection with debt restructurings under a debt restructuring plan by former U.S. Secretary of the Treasury, Nicholas F. Brady.

CREDIT SWAPS involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of an underlying security. Credit swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive or make a payment from the other party upon the occurrence of specified credit events.

CURRENCY SWAPS involve the exchange of the parties' respective rights to make or receive payments in specified currencies.

CURRENCY TRANSACTIONS include the purchase and sale of currencies to facilitate the settlement of securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates or to enhance returns.

DEFENSIVE INVESTMENTS include high quality fixed income securities, repurchase agreements and other money market instruments. A Portfolio may make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.

EQUITY SECURITIES, such as COMMON STOCKS, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as CONVERTIBLE PREFERRED STOCK, CONVERTIBLE BONDS, WARRANTS and RIGHTS, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

     - CONVERTIBLE SECURITIES are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.

     - MARKET CAPITALIZATION RANGES. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding securities of the company. Generally, large-cap stocks will include companies that fall within the range of the Russell 1000 Index, mid-cap stocks will include companies that fall within the capitalization range of the Russell Midcap Index(R), and small-cap stocks will include companies that fall within the range of the Russell 2000(R) Index.

       Due to fluctuations in market conditions, there may be some overlap among capitalization categories. The market capitalization of companies within any Portfolio's investments may change over time; however, a Portfolio will not sell a stock just because a company has grown to a market capitalization outside the appropriate range. The Portfolios may, on occasion, purchase companies with a market capitalization above/or below the range.

     - WARRANTS are rights to buy common stock of a company at a specified price during the life of the warrant.

SunAmerica Series Trust

     - RIGHTS represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

EQUITY SWAPS allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities or an index) for a component of return on another non-equity or equity investment.

EUROBONDS are bonds issued and traded outside the country whose currency it is denominated in, and outside the regulatory jurisdictions of a single country, and is usually a bond issued by a non-European company for sale in Europe.

FIRM COMMITMENT AGREEMENTS and WHEN-ISSUED or DELAYED-DELIVERY TRANSACTIONS call for the purchase or sale of securities at an agreed-upon price on a specified future date. At the time of delivery of the securities, the value may be more or less than the purchase price.

FIXED INCOME SECURITIES are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a SENIOR FIXED INCOME SECURITY is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities include:

     - U.S. GOVERNMENT SECURITIES are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

     - CORPORATE DEBT INSTRUMENTS (BONDS, NOTES AND DEBENTURES) are securities representing a debt of a corporation. The issuer is obligated to repay a principal amount of indebtedness at a stated time in the future and in most cases to make periodic payments of interest at a stated rate.

     - HIGH INCOME SECURITIES, with respect to the Worldwide High Income Portfolio, are defined as medium and lower-grade income securities, which include securities rated at the time of purchase BBB or lower by Standard & Poor's ("S&P") or rated Baa or lower by Moody's Investors Service, Inc. ("Moody's") and unrated securities determined by the Subadviser to be comparable quality at the time of purchase.

     - An INVESTMENT GRADE FIXED INCOME SECURITY is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by the Adviser or Subadviser). The two best-known debt rating agencies are S&P and Moody's. INVESTMENT GRADE refers to any security rated "BBB" or above by S&P or "Baa" or above by Moody's.

     - A JUNK BOND is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.

     - PASS-THROUGH SECURITIES involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include MORTGAGE-BACKED SECURITIES, COLLATERALIZED MORTGAGE OBLIGATIONS, COMMERCIAL MORTGAGE-BACKED SECURITIES, and ASSET-BACKED SECURITIES.

                                                         SunAmerica Series Trust

     - PREFERRED STOCKS receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.

     - ZERO-COUPON BONDS, DEFERRED INTEREST BONDS AND PIK BONDS. Zero coupon and deferred interest bonds are debt obligations issued or purchased at a significant discount from face value. A step-coupon bond is one in which a change in interest rate is fixed contractually in advance. Payable-in-kind ("PIK") bonds are debt obligations that provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations.

FOREIGN SECURITIES are issued by companies located outside of the United States, including emerging markets. Foreign securities may include foreign corporate and government bonds, foreign equity securities, foreign investment companies, passive foreign investment companies ("PFICs"), American Depositary Receipts ("ADRs") or other similar securities that represent interests in foreign equity securities, such as European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). An EMERGING MARKET country is generally one with a low or middle income economy that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and economic conditions and the list of emerging market countries may vary by Adviser or Subadviser. With respect to the CORPORATE BOND PORTFOLIO, foreign securities includes those securities issued by companies whose principal securities trading markets are outside the U.S., that derive a significant share of their total revenue from either goods or services produced or sales made in markets outside the U.S., that have a significant portion of their assets outside the U.S., that are linked to non-U.S. dollar currencies or that are organized under the laws of, or with principal offices in, another country.

FORWARD COMMITMENTS are commitments to purchase or sell securities at a future date. A Portfolio purchasing a forward commitment assumes the risk of any decline in value of the securities beginning on the date of the agreement. Similarly, a Portfolio selling such securities does not participate in further gains or losses on the date of the agreement.

HYBRID INSTRUMENTS, such as INDEXED STRUCTURED SECURITIES (i.e., Standard and Poor's Depositary Receipts ("SPDRs") and iShares(SM)) and other EXCHANGE TRADED FUNDS ("ETFS"), can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero.

ILLIQUID/RESTRICTED SECURITIES are subject to legal or contractual restrictions that may make them difficult to sell. A security that cannot easily be sold within seven days will generally be considered illiquid. Certain restricted securities (such as Rule 144A securities) are not generally considered illiquid because of their established trading market.

INTEREST RATE SWAPS, CAPS, FLOORS AND COLLARS. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

OPTIONS AND FUTURES are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets, instruments or a market or economic index. An option gives its owner the right, but not the obligation, to buy ("call") or sell ("put") a specified amount of a security at a specified price within a specified time period. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial

SunAmerica Series Trust

instrument, index, etc. at a specified future date and price. Certain Portfolios may also purchase and write (sell) option contracts on swaps, commonly referred to as swaptions. A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed-upon terms.

REGISTERED INVESTMENT COMPANIES are investments by a Portfolio in other investment companies which are registered in accordance with the federal securities laws.

SECURITIES LENDING involves a loan of securities by a Portfolio in exchange for cash or collateral. A Portfolio earns interest on the loan while retaining ownership of the security.

SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses. With respect to the Cash Management Portfolio, short-term investments may also include investment in taxable municipal obligations which are debt obligations of a state or local government entity and an outgrowth of the tax reform act of 1986, which restricted the issuance of traditional tax-exempt securities. Taxable municipal bonds are issued as private purpose bonds to finance such prohibited projects as a sports stadium, as municipal revenue bonds where caps apply, or as public purpose bonds where the 10% private use limitation has been exceeded.

TOTAL RETURN SWAPS are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component.

RISK TERMINOLOGY

ACTIVE TRADING: A strategy used whereby a Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio. In addition, because a Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. During periods of increased market volatility, active trading may be more pronounced. In the "Financial Highlights" section we provide each Portfolio's portfolio turnover rate for each of the last five fiscal years.

CREDIT QUALITY: The creditworthiness of an issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue JUNK BONDS. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

CURRENCY VOLATILITY: The value of a Portfolio's foreign investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio's non-U.S. dollar denominated securities.

DERIVATIVES: A derivative is any financial instrument whose value is based on, and determined by, another security, index or benchmark (i.e., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed "over the counter" markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in the portfolio, the Portfolio will be exposed to the risks associated with hedging as described in this glossary. To the extent an option or futures contract is used to enhance return, rather than as a hedge, a Portfolio will be directly exposed to the risks of the

                                                         SunAmerica Series Trust

contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when an issuer is in an EMERGING MARKET. Historically, the markets of EMERGING MARKET countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

GROWTH STOCKS: Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.

HEDGING: Hedging is a strategy in which a Portfolio uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the derivative will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

ILLIQUIDITY: There may not be a market for certain securities making it difficult or impossible to sell at the time and the price that the seller would like.

INTEREST RATE FLUCTUATIONS: The volatility of fixed income securities is due principally to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates. As interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

IPO INVESTING: A Portfolio's purchase of shares issued as part of, or a short period after, companies' initial public offerings ("IPOs"), exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time.

LARGE CAP COMPANIES: Large cap companies tend to go in and out of favor based on market and economic conditions. Large cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, a Portfolio's value may not rise as much as the value of portfolios that emphasize smaller cap companies.

MARKET VOLATILITY: The stock and/or bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Portfolio's portfolio.

NON-DIVERSIFIED STATUS: Portfolios registered as "non-diversified" investment companies can invest a larger portion of their assets in the stock of a single company than can diversified investment companies, and thus they can concentrate in a smaller number of securities. A non-diversified investment company's risk may increase because the effect of each security on the Portfolio's performance is greater.

PASSIVELY MANAGED STRATEGY: A Portfolio following a passively managed strategy will not deviate from its investment strategy. In the case of the Equity Index Portfolio, it may involve a passively managed strategy utilized to achieve investment results that correspond to a particular market index. Such a Portfolio will not sell stocks in its portfolio and buy different stocks over the course of a year, even if there

SunAmerica Series Trust

are adverse developments concerning a particular stock, company or industry. There can be no assurance that the strategy will be successful.

SECURITIES SELECTION: A strategy used by a Portfolio, or securities selected by its portfolio manager, may fail to produce the intended return.

SMALL AND MEDIUM SIZED COMPANIES: Companies with smaller market capitalizations (particularly under $1.35 billion) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of medium sized companies are also usually more volatile and entail greater risks than securities of large companies.

TECHNOLOGY SECTOR: There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the price of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers, bears an additional risk that economic events may affect a substantial portion of the Portfolio's investments. In addition, at times, equity securities of technology-related issuers may underperform relative to other sectors.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                                   MANAGEMENT
--------------------------------------------------------------------------------

INFORMATION ABOUT THE INVESTMENT ADVISER AND MANAGER

SAAMCo serves as investment adviser and manager for all the Portfolios of the Trust. SAAMCo selects the Subadvisers for Portfolios, manages the investments for certain Portfolios, provides various administrative services and supervises the daily business affairs of each Portfolio. SAAMCo was organized in 1982 under the laws of Delaware, and managed, advised or administered assets in excess of $42.9 billion as of December 31, 2004. SAAMCo is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992

SAAMCo has received an exemptive order from the Securities and Exchange Commission that permits SAAMCo, subject to certain conditions, to enter into agreements relating to the Trust with Subadvisers approved by the Board of Trustees without obtaining shareholder approval. The exemptive order also permits SAAMCo, subject to the approval of the Board but without shareholder approval, to employ new Subadvisers for new or existing Portfolios, change the terms of particular agreements with Subadvisers or continue the employment of existing Subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders will be notified of any Subadviser changes. Shareholders of a Portfolio have the right to terminate an agreement with a Subadviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio.

In addition to serving as investment adviser and manager of the Trust, SAAMCo serves as adviser, manager and/or administrator for AIG Series Trust, Anchor Series Trust, Seasons Series Trust, SunAmerica Focused Series, Inc., SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Senior Floating Rate Fund, Inc., VALIC Company I and VALIC Company II.

For the fiscal year ended January 31, 2005, each Portfolio paid SAAMCo a fee equal to the following percentage of average daily net assets:

                         PORTFOLIO                             FEE
                         ---------                            -----
Cash Management Portfolio...................................  0.50%
Corporate Bond Portfolio....................................  0.56%
Worldwide High Income Portfolio.............................  0.98%
SunAmerica Balanced Portfolio...............................  0.63%
Equity Index Portfolio......................................  0.40%
Federated American Leaders Portfolio........................  0.69%
Davis Venture Value Portfolio...............................  0.71%
Alliance Growth Portfolio...................................  0.61%
Aggressive Growth Portfolio.................................  0.71%
International Growth and Income Portfolio...................  0.95%
Emerging Markets Portfolio..................................  1.25%

INFORMATION ABOUT THE SUBADVISERS

ALLIANCE CAPITAL MANAGEMENT L.P. (Alliance) is a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, NY 10105. Alliance is a leading global investment management firm. Alliance provides management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. Alliance is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. As of December 31, 2004, Alliance had approximately $539 billion in assets under management.

SunAmerica Series Trust

BANC OF AMERICA CAPITAL MANAGEMENT, LLC (BACAP) is located at One Bank of America Plaza, Charlotte, NC 28255. BACAP is dedicated to providing responsible investment management and superior service and manages money for corporations, endowments and foundations, public funds/municipalities and individuals. As of December 31, 2004, BACAP had over $193 billion in assets under management.

DAVIS SELECTED ADVISERS, L.P. D/B/A DAVIS ADVISORS (Davis) is located at 2949 East Elvira Road, Suite 101, Tucson, AZ 85706. Davis provides advisory services to other investment companies. The Subadvisory Agreement with Davis provides that Davis may delegate any of its responsibilities under the agreement to one of its affiliates, including Davis Selected Advisers -- NY, Inc., a wholly-owned subsidiary; however, Davis remains ultimately responsible (subject to supervision by SAAMCo) for the assets of the Portfolios allocated to it. As of December 31, 2004, Davis had approximately $58 billion in assets under management.

FEDERATED INVESTMENT MANAGEMENT COMPANY and FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA (collectively, Federated) are located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. Effective May 1, 2004, Federated Investment Management Company became Subadviser for the Corporate Bond Portfolio, and Federated Equity Management Company of Pennsylvania became Subadviser for the Federated American Leaders Portfolio. Previously, the Subadviser for each of these Portfolios was Federated Investment Counseling. Both the new Subadvisers and the previous Subadviser are wholly owned subsidiaries of Federated Investors, Inc. The change in Subadviser entities did not change the portfolio managers for the three Portfolios. Federated and affiliated companies serve as investment advisor to a number of investment companies and private accounts. As of December 31, 2004, Federated and affiliated companies had approximately $179.3 billion in assets under management.

MORGAN STANLEY INVESTMENT MANAGEMENT INC. (MSIM Inc.) is a subsidiary of Morgan Stanley and conducts a worldwide portfolio management business providing a broad range of services to customers in the U.S. and abroad. MSIM Inc. is located at 1221 Avenue of the Americas, New York, NY 10020. MSIM Inc. does business in certain circumstances, including its role as a Subadviser to the Trust, using the name "VAN KAMPEN." As of December 31, 2004, MSIM Inc. together with its affiliated asset management companies had approximately $431.4 billion in assets under management.

PUTNAM INVESTMENT MANAGEMENT, LLC (Putnam) is a Delaware limited liability company with principal offices at One Post Office Square, Boston, MA 02109. Putnam has been managing mutual funds since 1937 and serves as investment adviser to the funds in the Putnam Family. As of December 31, 2004, Putnam had approximately $213.3 billion in assets under management.

U.S. BANCORP ASSET MANAGEMENT, INC. (USBAM) is located at 800 Nicollet Mall, Minneapolis, MN 55402. USBAM (formerly U.S. Bancorp Piper Jaffrey Asset Management) served as investment adviser to separately managed accounts, in addition to the First American Family of Funds. As of December 31, 2004, USBAM had more than $123.7 billion in assets under management.

SAAMCo compensates the various Subadvisers out of the advisory fees that it receives from the respective Portfolios. SAAMCo may terminate any agreement with a Subadviser without shareholder approval.

INFORMATION ABOUT THE DISTRIBUTOR

AIG SunAmerica Capital Services, Inc. (the "Distributor") distributes each Portfolio's shares and incurs the expenses of distributing the Portfolios' shares under a Distribution Agreement with respect to the Portfolios, none of which are reimbursed by or paid for by the Portfolios. The Distributor is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.

                                                         SunAmerica Series Trust

PORTFOLIO MANAGEMENT

The investment manager(s) and/or management team(s) that have primary responsibility for the day-to-day management of the Portfolios are set forth below in the following table. Unless otherwise noted, a management team's members share responsibility in making investment decisions on behalf of a Portfolio and no team member is limited in his/her role with respect to the management team. The Cash Management Portfolio is subadvised by BACAP.

The Statement of Additional Information provides information regarding the portfolio managers listed below, including other accounts they manage, their ownership interest in the Portfolio(s) that they serve as portfolio manager, and the structure and method used by the Adviser/Subadviser to determine their compensation.


---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Corporate Bond Portfolio   Federated                   - Joseph M. Balestrino           Mr. Balestrino joined
                                                          Senior Vice President and      Federated in 1986 as a Project
                                                          Portfolio Manager              Manager in the Product Design
                                                                                         Department and became an
                                                                                         Assistant Vice President and
                                                                                         Investment Analyst in 1991. He
                                                                                         became a Vice President and
                                                                                         portfolio manager in 1995 and
                                                                                         a Senior Vice President in
                                                                                         1998. Mr. Balestrino serves as
                                                                                         a back-up portfolio manager to
                                                                                         this Portfolio.

                                                        - Mark E. Durbiano               Mr. Durbiano joined Federated
                                                          Senior Vice President and      in 1982 as an Investment
                                                          Portfolio Manager              Analyst and became a Vice
                                                                                         President and portfolio
                                                                                         manager in 1988. He has been a
                                                                                         Senior Vice President since
                                                                                         1996.

                                                        - Christopher J. Smith           Mr. Smith joined Federated in
                                                          Vice President and Portfolio   1995 as a Portfolio Manager
                                                          Manager                        and Vice President. Mr. Smith
                                                                                         holds the Chartered Financial
                                                                                         Analyst designation.

                                                        - Nathan H. Kehm                 Mr. Kehm joined Federated in
                                                          Vice President and Portfolio   1997 as an Investment Analyst.
                                                          Manager                        He was promoted to Assistant
                                                                                         Vice President and Senior
                                                                                         Investment Analyst in 1999 and
                                                                                         Vice President in 2001. Mr.
                                                                                         Kehm holds the Chartered
                                                                                         Financial Analyst designation.
---------------------------------------------------------------------------------------------------------------------------

SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Worldwide High Income      Van Kampen                  High Yield Team includes:
 Portfolio
                                                        - Sheila Finnerty                Ms. Finnerty is a Managing
                                                          Managing Director and          Director and Portfolio Manager
                                                          Portfolio Manager              of MSIM Inc. Ms. Finnerty
                                                                                         joined Morgan Stanley in 1993
                                                                                         and has been with MSIM Inc.
                                                                                         since 1998. Ms. Finnerty is a
                                                                                         co-team leader of the
                                                                                         Portfolio.

                                                        - Gordon W. Loery                Mr. Loery is an Executive
                                                          Executive Director and         Director and Portfolio Manager
                                                          Portfolio Manager              of MSIM Inc. Mr. Loery joined
                                                                                         Morgan Stanley & Co.
                                                                                         Incorporated (Morgan Stanley),
                                                                                         a MSIM Inc. affiliate, in 1990
                                                                                         as a fixed income analyst and
                                                                                         has been a Portfolio Manager
                                                                                         with MSIM Inc.'s affiliate
                                                                                         Miller Anderson & Sherrerd,
                                                                                         LLP (MAS) since 1996.

                                                        Emerging Markets Debt Team
                                                        includes:
                                                        - Abigail McKenna                Ms. McKenna joined MSIM in
                                                          Managing Director and          1996. Ms. McKenna is a co-
                                                          Portfolio Manager              team leader of the Portfolio.

                                                        - Eric Baurmeister               Mr. Baurmeister joined MSIM
                                                          Executive Director and         Inc. in 1997 and is a
                                                          Portfolio Manager              portfolio manager of the
                                                                                         emerging markets debt
                                                                                         portfolio. Prior to joining
                                                                                         MSIM Inc., he was a portfolio
                                                                                         manager at MIMCO from 1992 to
                                                                                         1996. He holds the Chartered
                                                                                         Financial Analyst designation.

                                                        - Federico Kuane                 Mr. Kuane joined MSIM in 2002.
                                                          Executive Director and         Prior to 2002, Mr. Kuane was a
                                                          Portfolio Manager              Senior Vice President and
                                                                                         Senior Economist at Goldman
                                                                                         Sachs.
---------------------------------------------------------------------------------------------------------------------------

                                                         SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 SunAmerica Balanced        SAAMCo                      - Francis D. Gannon              Mr. Gannon has been a
 Portfolio                                                Senior Vice President and      portfolio manager with SAAMCo
                                                          Portfolio Manager              since 1996. He joined SAAMCo
                                                        Fixed Income Investment Team     in 1993 as an equity analyst.
                                                          includes:
                                                        - Thomas Reeg                    See above.
                                                         Portfolio Manager
                                                        - Greg Braun                     See above.
                                                          Portfolio Manager
---------------------------------------------------------------------------------------------------------------------------
 Equity Index Portfolio     USBAM                       - Walter French                  Mr. French, who joined USBAM
                                                          Director of                    in 1999, is director of the
                                                          Quantitative                   Quantitative group and equity
                                                          Group and                      index and enhanced index
                                                          Portfolio                      portfolio manager. Prior to
                                                          Manager                        joining USBAM, he was Chief
                                                                                         Investment Officer and
                                                                                         portfolio manager at Berkeley
                                                                                         Quantitative Advisors, Inc., a
                                                                                         firm he co-founded in 1987.
---------------------------------------------------------------------------------------------------------------------------
 Federated American         Federated                   - Kevin R. McCloskey             Mr. McCloskey, who joined
 Leaders Portfolio                                        Vice President and Portfolio   Federated in 1999 as a
                                                          Manager                        portfolio manager, is a Vice
                                                                                         President. From September 1994
                                                                                         to July 1999, he served as a
                                                                                         portfolio manager, and from
                                                                                         January 1994 to September
                                                                                         1994, he served as an
                                                                                         investment/quantitative
                                                                                         analyst at Killian Asset
                                                                                         Management Corpora-
                                                                                         tion. Mr. McCloskey holds the
                                                                                         Chartered Financial Analyst
                                                                                         designation.
---------------------------------------------------------------------------------------------------------------------------

SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Federated American         Federated                   - William Dierker                Mr. Dierker joined Federated
 Leaders Portfolio                                        Senior Vice President and      in September 2004 as a Senior
 (continued)                                              Senior Portfolio Manager       Portfolio Manager/ Senior Vice
                                                                                         President. Prior to joining
                                                                                         Federated, he was a Senior
                                                                                         Portfolio Manager and Managing
                                                                                         Director of the value equity
                                                                                         team at Banc One Investment
                                                                                         Advisers from April 2003 to
                                                                                         September 2004. He served as
                                                                                         Vice President, Equity
                                                                                         Securities with Nationwide
                                                                                         Insurance Enterprise from
                                                                                         September 1999 to January
                                                                                         2002, and as Vice
                                                                                         President/Portfolio Manager
                                                                                         with Gartmore Global
                                                                                         Investments, a
                                                                                         subsidiary of Nationwide, from
                                                                                         January 2002 to April 2003.
                                                                                         Mr. Dierker holds the
                                                                                         Chartered Financial Analyst
                                                                                         designation.
---------------------------------------------------------------------------------------------------------------------------
 Davis Venture Value        Davis                       - Christopher C. Davis           Mr. Davis has been employed by
 Portfolio                                                Portfolio Manager              Davis since 1989 as a research
                                                                                         analyst, assistant portfolio
                                                                                         manager, co-portfolio manager,
                                                                                         and portfolio manager.

                                                        - Kenneth C. Feinberg            Mr. Feinberg has been employed
                                                          Portfolio Manager              by Davis since 1994 as a
                                                                                         research analyst, assistant
                                                                                         portfolio manager, and
                                                                                         portfolio manager.
---------------------------------------------------------------------------------------------------------------------------
 Alliance Growth            Alliance                    - Scott Wallace                  Mr. Wallace joined Alliance
 Portfolio                                                Senior Vice President and      Capital in 2001. Prior to
                                                          Large Cap Growth Portfolio     joining Alliance, he was with
                                                          Manager                        J.P. Morgan for 15 years,
                                                                                         where he was a managing
                                                                                         director and held a variety of
                                                                                         roles in the U.S. and abroad,
                                                                                         most recently as head of
                                                                                         equities in Japan.
---------------------------------------------------------------------------------------------------------------------------

                                                         SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Aggressive Growth          SAAMCo                      - Brian P. Clifford              Mr. Clifford joined SAAMCo in
 Portfolio                                                Vice President and Portfolio   February 1998 as a portfolio
                                                          Manager                        manager and was named Vice
                                                                                         President in October 1999.
                                                                                         From 1995 until he joined
                                                                                         SAAMCo, Mr. Clifford was a
                                                                                         portfolio manager with Morgan
                                                                                         Stanley Dean Witter.
---------------------------------------------------------------------------------------------------------------------------
 International Growth and   Putnam                      Investment team includes:
 Income Portfolio
                                                        - Pamela R. Holding              Ms. Holding joined Putnam in
                                                          Managing Director and Senior   1995 and has 16 years of
                                                          Portfolio Manager              investment industry
                                                                                         experience. She is currently a
                                                                                         Senior Portfolio Manager in
                                                                                         Putnam's International Value
                                                                                         team and is the portfolio
                                                                                         leader for the Putnam
                                                                                         International Growth and
                                                                                         Income Fund. Ms. Holding holds
                                                                                         the Chartered Financial
                                                                                         Analyst designation. Ms.
                                                                                         Holding is the lead portfolio
                                                                                         manager of this Portfolio.

                                                        - George W. Stairs               Mr. Stairs joined Putnam in
                                                          Senior Vice President and      1994 and has 17 years of
                                                          Senior Portfolio Manager       investment experience. He is a
                                                                                         portfolio member on Putnam's
                                                                                         International Core Equity and
                                                                                         International Value Equity
                                                                                         teams and is a portfolio
                                                                                         member of the Putnam
                                                                                         International Equity Fund and
                                                                                         International Growth and
                                                                                         Income Fund. Mr. Stairs holds
                                                                                         the Chartered Financial
                                                                                         Analyst designation.
---------------------------------------------------------------------------------------------------------------------------

SunAmerica Series Trust


---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 International Growth and   Putnam                      - J. Fredrick Copper             Mr. Copper joined Putnam in
 Income Portfolio                                         Senior Vice President and      2001 and has 13 years of
 (continued)                                              Portfolio Manager              investment experience. He is a
                                                                                         portfolio member in Putnam
                                                                                         Small and Mid Cap Value and
                                                                                         International Value teams.
                                                                                         From 1998 to 2001, Mr. Copper
                                                                                         was employed at Wellington
                                                                                         Management Company. Mr. Copper
                                                                                         holds the Chartered Financial
                                                                                         Analyst designation.
---------------------------------------------------------------------------------------------------------------------------
 Emerging Markets           Putnam                      - Stephen S. Oler, CFA           Mr. Oler is a Senior Vice
 Portfolio                                                Senior Vice President and      President and Senior Portfolio
                                                          Senior Portfolio Manager       Manager on the Emerging
                                                                                         Markets Equity team. He joined
                                                                                         Putnam in 1997. Mr. Oler is a
                                                                                         CFA charterholder and has 19
                                                                                         years of investment
                                                                                         experience.

                                                        - Daniel Grana, CFA              Mr. Grana is a Vice President
                                                          Vice President and Portfolio   and Portfolio Manager on the
                                                          Manager                        Emerging Markets Equity team.
                                                                                         He joined Putnam in 1999. Mr.
                                                                                         Grana is a CFA charterholder
                                                                                         and has 10 years of investment
                                                                                         experience. Before joining
                                                                                         Putnam he was with Goldman
                                                                                         Sachs & Company during 1998
                                                                                         and Merrill Lynch & Co. from
                                                                                         1993 to 1997.
---------------------------------------------------------------------------------------------------------------------------

CUSTODIAN, TRANSFER AND DIVIDEND PAYING AGENT

State Street Bank and Trust Company, Boston, MA, acts as Custodian of the Trust's assets as well as Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                             FINANCIAL HIGHLIGHTS*
--------------------------------------------------------------------------------
The following Financial Highlights tables for Class 1 shares of each Portfolio are intended to help you understand the Portfolios' financial performance for the past 5 years (or for periods since commencement of operations). Certain information reflects financial results for a single Portfolio share. The total returns in each table represent the rate that an investor would have earned on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). Separate Account charges are not reflected in the total returns. If these amounts were reflected, returns would be less than those shown. This information has been audited by PricewaterhouseCoopers, LLP, whose report, along with each Portfolio's financial statements, is included in the Trust's Annual Report to shareholders, which is available upon request.

-------------------------------------------------------------------------------------------------------------------------------
               NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
  ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
-------------------------------------------------------------------------------------------------------------------------------
                                               Cash Management Portfolio Class 1
01/31/01     $10.94      $0.66       $ (0.02)       $  0.64        $(0.45)        $   --         $(0.45)      $11.13      5.95%
01/31/02      11.13       0.37          0.02           0.39         (0.45)            --          (0.45        11.07      3.48
01/31/03      11.07       0.15         (0.02)          0.13         (0.37)            --          (0.37)       10.83      1.22
01/31/04      10.83       0.08          0.00           0.08         (0.23)            --          (0.23)       10.68      0.72
01/31/05      10.68       0.10         (0.01)          0.09         (0.08)            --          (0.08)       10.69      0.86
                                               Corporate Bond Portfolio Class 1
01/31/01      11.12       0.89         (0.02)          0.87         (0.77)            --          (0.77)       11.22      8.11
01/31/02      11.22       0.84         (0.26)          0.58         (0.63)            --          (0.63)       11.17      5.27
01/31/03      11.17       0.80         (0.02)          0.78         (0.71)            --          (0.71)       11.24      7.17
01/31/04      11.24       0.69          0.71           1.40         (0.72)            --          (0.72)       11.92     12.67
01/31/05      11.92       0.65          0.07           0.72         (0.62)            --          (0.62)       12.02      6.18
                                            Worldwide High Income Portfolio Class 1
01/31/01      10.59       1.12         (0.76)          0.36         (1.21)            --          (1.21)        9.74      3.67
01/31/02       9.74       0.93         (1.85)         (0.92)        (1.17)            --          (1.17)        7.65     (8.61)
01/31/03       7.65       0.67         (0.72)         (0.05)        (1.06)            --          (1.06)        6.54      0.45
01/31/04       6.54       0.52          1.11           1.63         (0.63)            --          (0.63)        7.54     25.40
01/31/05       7.54       0.56          0.07           0.63         (0.49)            --          (0.49)        7.68      8.64
                                             SunAmerica Balanced Portfolio Class 1
01/31/01      19.06       0.36         (1.46)         (1.10)        (0.22)         (0.10)         (0.32)       17.64     (5.88)
01/31/02      17.64       0.31         (3.12)         (2.81)        (0.33)         (0.48)         (0.81)       14.02    (15.86)
01/31/03      14.02       0.25         (2.34)         (2.09)        (0.34)            --          (0.34)       11.59    (14.95)
01/31/04      11.59       0.18          1.95           2.13         (0.29)            --          (0.29)       13.43     18.51
01/31/05      13.43       0.28          0.32           0.60         (0.21)            --          (0.21)       13.82      4.52
                                                Equity Index Portfolio Class 1
01/31/01      11.88       0.08         (0.24)         (0.16)           --          (0.02)         (0.02)       11.70     (1.29)
01/31/02      11.70       0.08         (2.02)         (1.94)        (0.08)         (0.09)         (0.17)        9.59    (16.57)
01/31/03       9.59       0.09         (2.33)         (2.24)        (0.08)            --          (0.08)        7.27    (23.31)
01/31/04       7.27       0.10          2.34           2.44         (0.09)            --          (0.09)        9.62     33.68
01/31/05       9.62       0.13          0.41           0.54         (0.11)            --          (0.11)       10.05      5.65

----------  -------------------------------------------------
              NET                    RATIO OF NET
             ASSETS     RATIO OF      INVESTMENT
             END OF    EXPENSES TO    INCOME TO
  PERIOD     PERIOD      AVERAGE       AVERAGE      PORTFOLIO
  ENDED     (000'S)    NET ASSETS     NET ASSETS    TURNOVER
----------  -------------------------------------------------
                    Cash Management Portfolio Class 1
01/31/01    $404,005     0.52%          5.83%           --%
01/31/02     600,741      0.52           3.31           --
01/31/03     457,994      0.52           1.37           --
01/31/04     244,351      0.54           0.69           --
01/31/05     227,570      0.56           0.90           --
                    Corporate Bond Portfolio Class 1
01/31/01     199,334      0.69           7.99           36
01/31/02     258,912      0.67           7.41           83
01/31/03     263,378      0.65           7.17           45
01/31/04     277,860      0.64           5.89           46
01/31/05     279,090      0.63           5.46           32
                 Worldwide High Income Portfolio Class 1
01/31/01     117,236      1.10          10.84          158
01/31/02      93,599      1.11(1)       10.97(1)       139
01/31/03      77,847      1.15           9.55          103
01/31/04      92,530      1.15           7.16          149
01/31/05      86,357      1.13           7.37           90
                  SunAmerica Balanced Portfolio Class 1
01/31/01     575,039      0.64           1.87          333
01/31/02     471,194      0.66           2.00          322
01/31/03     310,531      0.68           1.91          611
01/31/04     318,419      0.69           1.45          186
01/31/05     275,323      0.72(2)        2.03(2)       192
                     Equity Index Portfolio Class 1
01/31/01      63,786      0.55(3)        0.64(3)         4
01/31/02      51,434      0.55(3)        0.80(3)         5
01/31/03      37,586      0.55(1)        1.07(3)         4
01/31/04      49,616      0.55(1)        1.19(3)         1
01/31/05      46,789      0.55(3)        1.42(3)         4

---------------

   *  Calculated based upon average shares outstanding.
  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
 (1)  Gross of custody credits of 0.01% and 0.01%, for the periods ending January 31, 2001 and January 31, 2002.

 (2)  Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

                                                                ---------------------
                                                                1/03    1/04    1/05
                                                                ---------------------
     SunAmerica Balanced Class 1..............................   --%     --%    0.00%

 (3)  During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                 EXPENSES                       NET INVESTMENT INCOME (LOSS)
                                                   -------------------------------------    -------------------------------------
                                                   1/01    1/02    1/03    1/04    1/05     1/01    1/02    1/03    1/04    1/05
                                                   -------------------------------------    -------------------------------------
     Equity Index Class 1........................  0.55%   0.59%   0.58%   0.62%   0.63%    0.64%   0.76%   1.04%   1.12%   1.34%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SunAmerica Series Trust

-------------------------------------------------------------------------------------------------------------------------------
               NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
  ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
-------------------------------------------------------------------------------------------------------------------------------
                                         Federated American Leaders Portfolio Class 1
01/31/01     $15.87      $0.25        $ 1.37         $ 1.62        $(0.17)        $(0.60)        $(0.77)      $16.72     10.62%
01/31/02      16.72       0.16         (1.44)         (1.28)        (0.21)         (0.39)         (0.60)       14.84     (7.53)
01/31/03      14.84       0.19         (3.27)         (3.08)        (0.15)            --          (0.15)       11.61    (20.76)
01/31/04      11.61       0.21          3.63           3.84         (0.21)            --          (0.21)       15.24     33.25
01/31/05      15.24       0.23          0.82           1.05         (0.23)            --          (0.23)       16.06      6.95(2)
                                             Davis Venture Value Portfolio Class 1
01/31/01      26.44       0.14          3.19           3.33         (0.12)         (0.28)         (0.40)       29.37     12.72
01/31/02      29.37       0.12         (4.78)         (4.66)        (0.13)         (4.00)         (4.13)       20.58   (15.57)
01/31/03      20.58       0.15         (3.40)         (3.25)        (0.12)            --          (0.12)       17.21   (15.79)
01/31/04      17.21       0.21          6.47           6.68         (0.17)            --          (0.17)       23.72     38.95
01/31/05      23.72       0.24          2.20           2.44         (0.22)            --          (0.22)       25.94     10.35
                                               Alliance Growth Portfolio Class 1
01/31/01      36.58      (0.04)        (3.40)         (3.44)           --          (4.94)         (4.94)       28.20   (10.17)
01/31/02      28.20       0.04         (6.61)         (6.57)           --          (2.22)         (2.22)       19.41   (23.05)
01/31/03      19.41       0.03         (5.87)         (5.84)        (0.04)            --          (0.04)       13.53   (30.08)
01/31/04      13.53       0.05          4.30           4.35         (0.04)            --          (0.04)       17.84     32.17
01/31/05      17.84       0.06          0.24           0.30         (0.06)            --          (0.06)       18.08      1.68
                                              Aggressive Growth Portfolio Class 1
01/31/01      22.72       0.05         (3.09)         (3.04)           --          (1.96)         (1.96)       17.72   (14.88)
01/31/02      17.72       0.03         (5.77)         (5.74)        (0.05)         (3.09)         (3.14)        8.84   (31.71)
01/31/03       8.84      (0.02)        (2.13)         (2.15)        (0.02)(4)         --          (0.02)        6.67   (24.28)
01/31/04       6.67      (0.03)         2.22           2.19            --             --             --         8.86     32.83
01/31/05       8.86      (0.02)         1.26           1.24            --             --             --        10.10     14.00
                                       International Growth and Income Portfolio Class 1
01/31/01      12.28       0.12          0.36           0.48         (0.12)         (0.13)         (0.25)       12.51      3.95
01/31/02      12.51       0.09         (3.05)         (2.96)        (0.03)         (0.45)         (0.48)        9.07   (23.67)
01/31/03       9.07       0.09         (1.96)         (1.87)        (0.05)            --          (0.05)        7.15   (20.66)
01/31/04       7.15       0.12          3.06           3.18         (0.12)            --          (0.12)       10.21     44.71
01/31/05      10.21       0.09          1.57           1.66         (0.14)            --          (0.14)       11.73     16.37
                                              Emerging Markets Portfolio Class 1
01/31/01      11.00      (0.02)        (2.95)         (2.97)        (0.06)         (0.16)         (0.22)        7.81   (26.87)
01/31/02       7.81       0.03         (0.95)         (0.92)        (0.02)         (0.08)         (0.10)        6.79   (11.49)
01/31/03       6.79       0.02         (0.74)         (0.72)        (0.02)(1)         --          (0.02)        6.05   (10.63)
01/31/04       6.05       0.10          3.59           3.69            --             --             --         9.74     60.99
01/31/05       9.74       0.09          1.83           1.92         (0.11)            --          (0.11)       11.55     19.92

----------  ---------------------------------------------------
               NET                     RATIO OF NET
              ASSETS      RATIO OF      INVESTMENT
              END OF     EXPENSES TO    INCOME TO
  PERIOD      PERIOD       AVERAGE       AVERAGE      PORTFOLIO
  ENDED       (000S)     NET ASSETS     NET ASSETS    TURNOVER
----------  ---------------------------------------------------
               Federated American Leaders Portfolio Class 1
01/31/01    $  231,716      0.76%          1.56%          46%
01/31/02       270,692      0.76           1.05           33
01/31/03       191,653      0.76(1)        1.41(1)        32
01/31/04       224,293      0.84(1)        1.55(1)        31
01/31/05       203,016      0.80(1)        1.47(1)        54
                   Davis Venture Value Portfolio Class 1
01/31/01     2,808,045      0.75           0.47           26
01/31/02     2,323,050      0.76           0.49           30
01/31/03     1,612,985      0.75           0.81           17
01/31/04     2,004,101      0.77           1.03           13
01/31/05     1,913,355      0.79(1)        1.03(1)         9
                     Alliance Growth Portfolio Class 1
01/31/01     2,810,098      0.64          (0.10)         101
01/31/02     1,928,115      0.65           0.17           86
01/31/03     1,007,655      0.65(1)        0.19(1)        51
01/31/04     1,105,466      0.68(1)        0.27(1)        63
01/31/05       873,722      0.70(1)        0.31(1)        82
                    Aggressive Growth Portfolio Class 1
01/31/01       495,826      0.70           0.23          263
01/31/02       293,084      0.75           0.21          229
01/31/03       156,449      0.77          (0.24)         150
01/31/04       198,390      0.79          (0.39)         103
01/31/05       189,042      0.80(1)       (0.26)(1)       89
             International Growth and Income Portfolio Class 1
01/31/01       342,114      1.18           0.95           80
01/31/02       289,084      1.20           0.84          148
01/31/03       177,883      1.22           1.08          264
01/31/04       232,740      1.25(1)        1.41(1)       108
01/31/05       262,167      1.24(1)        0.79(1)        67
                    Emerging Markets Portfolio Class 1
01/31/01        96,507      1.57          (0.22)         125
01/31/02        82,624      1.53           0.51          113
01/31/03        63,377      1.53           0.43          118
01/31/04       104,999      1.66(1)        1.27(1)       112
01/31/05       110,010      1.60(1)        0.89(1)        76

---------------

   *  Calculated based upon average shares outstanding.
  ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
      If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
 (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
      (loss) to average net assets would have been higher by the following:

                                                                   --------------------
                                                                   1/03    1/04    1/05
                                                                   --------------------
     Federated American Leaders Class 1..........................  0.01%   0.07%   0.04%
     Davis Venture Value Class 1.................................   --      --     0.00
     Alliance Growth Class 1.....................................  0.00    0.02    0.03
     Aggressive Growth Class 1...................................   --      --     0.00
     International Growth and Income Class 1.....................   --     0.05    0.02
     Emerging Markets Class 1....................................   --     0.11    0.03

 (2) The Portfolio's performance figure was decreased by less than 0.01% from losses on the disposal of investments in violation of investment restrictions.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                              FOR MORE INFORMATION
--------------------------------------------------------------------------------

The following documents contain more information about the Portfolios and are available free of charge upon request:

        ANNUAL/SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Portfolio's performance for the most recently completed fiscal year.

        STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Portfolios' policies, investment restrictions and business structure. This Prospectus incorporates the SAI by reference.

You may obtain copies of these documents or ask questions about the Portfolios at no charge by calling (800) 445-7862 or by writing the Trust at P.O. Box 54299, Los Angeles, California 90054-0299.

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call 1-202-942-8090 for information on the operation of the Public Reference Room. Reports and other information about the Portfolios are also available on the EDGAR Database on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies of this information may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with any different information.

INVESTMENT COMPANY ACT
-  File No. 811-7238

                 ----------------------------------------------

                                   PROSPECTUS
                                  MAY 2, 2005
                 ----------------------------------------------

                            SUNAMERICA SERIES TRUST
                                 CLASS 1 SHARES

                  --    Cash Management Portfolio
                  --    SunAmerica Balanced Portfolio
                  --    Equity Index Portfolio
                  --    Davis Venture Value Portfolio
                  --    Alliance Growth Portfolio
                  --    Aggressive Growth Portfolio
                  --    International Growth and Income Portfolio

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
APPROVED OR DISAPPROVED THESE SECURITIES OR
PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

TRUST HIGHLIGHTS............................................      3

  Q&A.......................................................      3

EXPENSE SUMMARY.............................................     13

ACCOUNT INFORMATION.........................................     15

MORE INFORMATION ABOUT THE PORTFOLIOS.......................     18

  Investment Strategies.....................................     18

GLOSSARY....................................................     20

  Investment Terminology....................................     20

  Risk Terminology..........................................     22

MANAGEMENT..................................................     25

  Information about the Investment Adviser and Manager......     25

  Information about the Subadvisers.........................     25

  Information about the Distributor.........................     26

  Portfolio Management......................................     27

  Custodian, Transfer and Dividend Paying Agent.............     30

FINANCIAL HIGHLIGHTS........................................     31

FOR MORE INFORMATION........................................     33

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                                TRUST HIGHLIGHTS
--------------------------------------------------------------------------------

The following questions and answers are designed to give you an overview of SunAmerica Series Trust (the "Trust") and to provide you with information about the Trust's thirty-two separate investment series, seven of which are described in this Prospectus ("Portfolios"), and their investment goals and principal investment strategies. More detailed investment information is provided in the charts, under "More Information About the Portfolios," which begins on page 18, and the glossary that follows on page 20.


                             Q&A
YIELD is the annual dollar income received on an investment expressed as a percentage of the current or average price.

"NET ASSETS" as referred to under "Principal Investment Strategy" takes into account borrowings for investment purposes.

BALANCED PORTFOLIOS typically try to balance three different investment goals: capital appreciation, income and capital preservation by investing in a mixture of stocks, bonds and money market instruments.

CAPITAL APPRECIATION/GROWTH is an increase in the market value of securities held.

INDEX PORTFOLIOS typically are comprised of securities that make up or replicate a target index; the primary objective is to mirror the investment results of the index.


Q:   WHAT ARE THE PORTFOLIOS' INVESTMENT GOALS AND PRINCIPAL INVESTMENT
     STRATEGIES?

A: Each Portfolio operates as a separate mutual fund, with its own investment goal and a principal investment strategy for pursuing it. A Portfolio's investment goal may be changed without shareholder approval, but you will be notified of any change. There can be no assurance that any Portfolio will meet its investment goal or that the net return on an investment will exceed what could have been obtained through other investment or savings vehicles.


-----------------------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL            PRINCIPAL INVESTMENT STRATEGY
-----------------------------------------------------------------------------------------------
  Cash Management          high current yield         invests in a diversified selection of
  Portfolio                consistent with            money market instruments
                           liquidity and
                           preservation of capital
-----------------------------------------------------------------------------------------------
  SunAmerica               conservation of            maintains at all times a balanced
  Balanced Portfolio       principal and capital      portfolio of stocks and bonds, with
                           appreciation               at least 25% invested in fixed income
                                                      securities
-----------------------------------------------------------------------------------------------
  Equity Index Portfolio   investment results that    invests, under normal circumstances,
                           correspond with the        at least 80% of net assets in common
                           performance of the         stocks included in the S&P 500(R)
                           Standard & Poor's 500(R)
                           Composite Stock Price
                           Index (S&P 500(R))
-----------------------------------------------------------------------------------------------
  Davis Venture Value      growth of capital          invests primarily in common stocks of
  Portfolio                                           companies with market capitalizations
                                                      of at least $10 billion
-----------------------------------------------------------------------------------------------
  Alliance Growth          long-term growth of        invests primarily in equity
  Portfolio                capital                    securities of a limited number of
                                                      large, carefully selected, high
                                                      quality U.S. companies that are
                                                      judged likely to achieve superior
                                                      earnings
-----------------------------------------------------------------------------------------------
  Aggressive Growth        capital appreciation       invests primarily in equity
  Portfolio                                           securities of high growth companies
                                                      including small and medium sized
                                                      growth companies with market
                                                      capitalizations of $1.5 billion to
                                                      $15 billion
-----------------------------------------------------------------------------------------------
  International Growth     growth of capital and,     invests primarily in common stocks of
  and Income Portfolio     secondarily, current       companies outside the U.S. that the
                           income                     Subadviser considers undervalued by
                                                      the market and offers a potential for
                                                      income
-----------------------------------------------------------------------------------------------

SunAmerica Series Trust

A "VALUE" PHILOSOPHY -- that of investing in securities that are believed to be undervalued in the market -- often reflects a contrarian approach in that the potential for superior relative performance is believed to be highest when fundamentally solid companies are out of favor. The selection criteria is generally calculated to identify stocks of companies with solid financial strength that have low price-earnings ratios and have generally been overlooked by the market, or companies undervalued within an industry or market capitalization category.

A "GROWTH" PHILOSOPHY -- that of investing in securities believed to offer the potential for capital appreciation -- focuses on securities of companies that are considered to have a historical record of above-average growth rate, significant growth potential, above-average earnings growth or value, the ability to sustain earnings growth, or that offer proven or unusual products or services, or operate in industries experiencing increasing demand.

MARKET CAPITALIZATION represents the total market value of the outstanding securities of a corporation.
INTERNATIONAL PORTFOLIOS typically seek capital appreciation by investing significantly in securities traded in markets outside the U.S.
AN "EMERGING MARKET" COUNTRY is generally a country with a low or middle income economy or that is in the early stages of its industrialization cycle.

Q:   WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS?

A: The following section describes the principal risks of each Portfolio, while the charts beginning on page 18 describe various additional risks.

    Risks of Investing in Equity Securities

    The EQUITY INDEX, DAVIS VENTURE VALUE, ALLIANCE GROWTH, AGGRESSIVE GROWTH and INTERNATIONAL GROWTH AND INCOME PORTFOLIOS invest primarily in equity securities. In addition, the SUNAMERICA BALANCED PORTFOLIO invests significantly in equities. As with any equity fund, the value of your investment in any of these Portfolios may fluctuate in response to stock market movements. You should be aware that the performance of different types of equity stocks may rise or decline under varying market conditions -- for example, "value" stocks may perform well under circumstances in which "growth" stocks in general have fallen, or vice versa. In addition, individual stocks selected for any of these Portfolios may underperform the market generally, relevant indices or other funds with comparable investment objectives and strategies.

    Risks of Investing in Growth Stocks

    Growth stocks are historically volatile, which will particularly affect the ALLIANCE GROWTH, AGGRESSIVE GROWTH and INTERNATIONAL GROWTH AND INCOME PORTFOLIOS.

    Risks of Value Investing

    The risk that the portfolio manager's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect, will particularly affect the DAVIS VENTURE VALUE PORTFOLIO.

    Risks of Investing in Bonds

    The SUNAMERICA BALANCED PORTFOLIO may invest significantly in bonds. As with any bond fund, the value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by bond issuers. To the extent the Portfolio is invested in the bond market, movements in the bond market generally may affect its performance. In addition, individual bonds selected for the Portfolio may underperform the market generally, relevant indices or other funds with comparable investment objectives and strategies.

    Risks of Investing in Junk Bonds

    The SUNAMERICA BALANCED and INTERNATIONAL GROWTH AND INCOME PORTFOLIOS may invest significantly in junk bonds. Junk bonds carry a substantial risk of default or changes in the issuer's creditworthiness, or they may already be in default. A junk bond's market price may fluctuate more than higher-quality securities and may decline significantly. In addition, it may be more difficult for a Portfolio to dispose of junk bonds or to determine their value. Junk bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force a Portfolio to replace the security with a lower yielding security. If this occurs, it will result in a decreased return for you.

    Risks of Investing in Money Market Securities

    You should be aware that an investment in the CASH MANAGEMENT PORTFOLIO is subject to the risk that the value of its investments in high-quality short-term debt obligations ("money market securities") may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal. The CASH MANAGEMENT PORTFOLIO does not seek to maintain a stable net asset value.

                                                         SunAmerica Series Trust

    Risks of Investing Internationally

    Except for the CASH MANAGEMENT PORTFOLIO, all of the Portfolios may invest in foreign securities. These securities may be denominated in currencies other than U.S. dollars. Foreign investing presents special risks. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility, and, in addition, foreign securities may not be as liquid as domestic securities. These risks affect all the Portfolios except for the CASH MANAGEMENT PORTFOLIO and is a primary risk of the INTERNATIONAL GROWTH AND INCOME PORTFOLIO.

    Risks of Investing in Emerging Market Countries

    The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing or "emerging market" countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than developed countries. As a result, these markets are generally more volatile than the markets of developed countries. The INTERNATIONAL GROWTH AND INCOME PORTFOLIO may also invest in emerging market countries.

    Risks of Investing in Smaller Companies

    Stocks of smaller companies may be more volatile than, and not as liquid as, those of larger companies. This will particularly affect the AGGRESSIVE GROWTH, GROWTH OPPORTUNITIES and INTERNATIONAL GROWTH AND INCOME PORTFOLIOS.

    Risks of a "Passively Managed" Strategy

    The EQUITY INDEX PORTFOLIO will not deviate from its strategy (except to the extent necessary to comply with federal tax laws). If the Portfolio is committed to a strategy that is unsuccessful, the Portfolio will not meet its investment goal. Because the Portfolio will not use certain techniques available to other mutual funds to reduce stock market exposure, the Portfolio may be more susceptible to general market declines than other Portfolios.

    Risks of Investing in Technology Companies

    Technology companies may react similarly to certain market pressures and events. They may be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, and obsolescence of existing technology. As a result, the returns of a Portfolio that invests in technology companies may be considerably more volatile than those of a fund that does not invest in technology companies. This will particularly affect the AGGRESSIVE GROWTH PORTFOLIO.

    Additional Principal Risks

    Shares of the Portfolios are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

Q:   HOW HAVE THE PORTFOLIOS PERFORMED HISTORICALLY?

A: The following Risk/Return Bar Charts and Tables illustrate the risks of investing in the Portfolios by showing changes in the Portfolios' performance from calendar year to calendar year, and comparing the Portfolios' average annual returns to those of an appropriate market index. Fees and expenses incurred at the contract level are not reflected in the bar charts and tables. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                           CASH MANAGEMENT PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                          CASH MANAGEMENT PORTFOLIO CLASS 1
                                                          ---------------------------------
1995                                                                    5.48%
1996                                                                    4.91%
1997                                                                    5.22%
1998                                                                    5.05%
1999                                                                    4.87%
2000                                                                    6.05%
2001                                                                    3.67%
2002                                                                    1.40%
2003                                                                    0.63%
2004                                                                    0.86%

During the period shown in the bar chart, the highest return for a quarter was 1.58% (quarter ended 12/31/00) and the lowest return for a quarter was 0.08% (quarter ended 12/31/03). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was 0.47%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                                PAST ONE   PAST FIVE   PAST TEN
DECEMBER 31, 2004)                                              YEAR       YEARS      YEARS
------------------------------------------------------------------------------------------------------------------------------------
 Cash Management Portfolio Class 1                              0.86%      2.50%       3.80%
------------------------------------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                         SUNAMERICA BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                      SUNAMERICA BALANCED PORTFOLIO CLASS 1
                                                      -------------------------------------
1997                                                                  24.48%
1998                                                                  24.61%
1999                                                                  21.40%
2000                                                                  -9.43%
2001                                                                 -13.14%
2002                                                                 -15.18%
2003                                                                  15.07%
2004                                                                   6.84%

During the period shown in the bar chart, the highest return for a quarter was 15.55% (quarter ended 12/31/98) and the lowest return for a quarter was -11.19% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -2.14%.
--------------------------------------------------------------------------------

              AVERAGE ANNUAL TOTAL RETURNS
             (AS OF THE CALENDAR YEAR ENDED                PAST ONE   PAST FIVE        CLASS 1
                   DECEMBER 31, 2004)                        YEAR       YEARS     SINCE INCEPTION(1)
----------------------------------------------------------------------------------------------------
 SunAmerica Balanced Portfolio Class 1                        6.84%     -3.88%          6.42%
----------------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)                                         10.88%     -2.30%          8.85%
----------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(3)                      4.34%      7.71%          7.24%
----------------------------------------------------------------------------------------------------
 Treasury Bills(4)                                            1.39%      2.67%          3.62%
----------------------------------------------------------------------------------------------------
 Blended Index(4)                                             7.66%      1.98%          8.15%
----------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is June 3, 1996.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

(3) The Lehman Brothers U.S. Aggregate Index combines several Lehman Brothers fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

(4) The Blended Index consists of 55% S&P 500(R) Index, 35% Lehman Brothers U.S. Aggregate Index, and 10% Treasury Bills. Treasury Bills are short-term securities with maturities of one-year or less issued by the U.S. Government.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                             EQUITY INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                              EQUITY INDEX PORTFOLIO CLASS 1
                                                              ------------------------------
1999                                                                      17.14%
2000                                                                      -9.46%
2001                                                                     -12.26%
2002                                                                     -22.42%
2003                                                                      27.80%
2004                                                                      10.33%

During the period shown in the bar chart, the highest return for a quarter was 15.08% (quarter ended 06/30/03) and the lowest return for a quarter was -17.20% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -2.33%.
--------------------------------------------------------------------------------

         AVERAGE ANNUAL TOTAL RETURNS (AS OF THE           PAST ONE    PAST FIVE     SINCE
          CALENDAR YEAR ENDED DECEMBER 31, 2004)            YEAR        YEARS       INCEPTION(1)
----------------------------------------------------------------------------------------------
 Equity Index Portfolio Class 1                             10.33%       -2.77%        1.52%
----------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)                                        10.88%       -2.30%        2.50%
----------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is December 14, 1998.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                         DAVIS VENTURE VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                       DAVIS VENTURE VALUE PORTFOLIO CLASS 1
                                                       -------------------------------------
1995                                                                   37.45%
1996                                                                   24.76%
1997                                                                   34.32%
1998                                                                   13.73%
1999                                                                   16.11%
2000                                                                    9.47%
2001                                                                  -11.32%
2002                                                                  -16.77%
2003                                                                   33.16%
2004                                                                   13.50%

During the period shown in the bar chart, the highest return for a quarter was 21.07% (quarter ended 12/31/98) and the lowest return for a quarter was -14.87% (quarter ended 09/30/98). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was 0.46%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                                PAST ONE   PAST FIVE   PAST TEN
DECEMBER 31, 2004)                                              YEAR       YEARS      YEARS
---------------------------------------------------------------------------------------------
 Davis Venture Value Portfolio Class 1                         13.50%       4.08%     14.02%
---------------------------------------------------------------------------------------------
 S&P 500(R) Index(1)                                           10.88%      -2.30%     12.07%
---------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                           ALLIANCE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                          ALLIANCE GROWTH PORTFOLIO CLASS 1
                                                          ---------------------------------
1995                                                                    43.79%
1996                                                                    29.11%
1997                                                                    31.43%
1998                                                                    52.23%
1999                                                                    33.07%
2000                                                                   -19.47%
2001                                                                   -14.00%
2002                                                                   -31.26%
2003                                                                    25.76%
2004                                                                     7.94%

During the period shown in the bar chart, the highest return for a quarter was 32.57% (quarter ended 12/31/98) and the lowest return for a quarter was -16.67% (quarter ended 03/31/01). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -6.73%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                                PAST ONE   PAST FIVE   PAST TEN
DECEMBER 31, 2004)                                              YEAR       YEARS      YEARS
---------------------------------------------------------------------------------------------
 Alliance Growth Portfolio Class 1                              7.94%      -8.36%     12.31%
---------------------------------------------------------------------------------------------
 Russell 1000(R) Growth Index(1)                                6.30%      -9.29%      9.59%
---------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) The Russell 1000(R) Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                          AGGRESSIVE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                        AGGRESSIVE GROWTH PORTFOLIO CLASS 1
                                                        -----------------------------------
1997                                                                   12.35%
1998                                                                   17.43%
1999                                                                   84.66%
2000                                                                  -15.25%
2001                                                                  -31.70%
2002                                                                  -24.71%
2003                                                                   28.57%
2004                                                                   16.72%

During the period shown in the bar chart, the highest return for a quarter was 53.68% (quarter ended 12/31/99) and the lowest return for a quarter was -27.42% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was 0.10%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED            PAST ONE   PAST FIVE        CLASS 1
DECEMBER 31, 2004)                          YEAR       YEARS     SINCE INCEPTION(1)
-----------------------------------------------------------------------------------
 Aggressive Growth Portfolio Class 1       16.72%      -8.14%           6.22%
-----------------------------------------------------------------------------------
 Russell 3000(R) Index(2)                  11.95%      -1.16%           8.79%
-----------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is June 3, 1996.

(2) The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The change in indices was made because the Russell 3000(R) Index is more representative of the Portfolio's investment strategy.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                   INTERNATIONAL GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                 INTERNATIONAL GROWTH AND INCOME PORTFOLIO
                                                                  CLASS 1
                                                 -----------------------------------------
1998                                                               10.83%
1999                                                               24.18%
2000                                                                1.16%
2001                                                              -22.24%
2002                                                              -20.89%
2003                                                               36.85%
2004                                                               20.98%

During the period shown in the bar chart, the highest return for a quarter was 18.57% (quarter ended 06/30/03) and the lowest return for a quarter was -23.49% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -1.09%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED          PAST ONE   PAST FIVE        CLASS 1
DECEMBER 31, 2004)                        YEAR       YEARS     SINCE INCEPTION(1)
---------------------------------------------------------------------------------
 International Growth and Income
   Portfolio Class 1                     20.90%       0.59%          5.55%
---------------------------------------------------------------------------------
 MSCI EAFE(R) Index(2)                   20.25%      -1.13%          4.43%
---------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is June 2, 1997.

(2) The Morgan Stanley Capital International (MSCI) EAFE(R) Index (Europe, Australasia, and Far East) represents the foreign stocks of 21 countries in Europe, Australasia and the Far East.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                                EXPENSE SUMMARY
--------------------------------------------------------------------------------

The table below describes the fees and expenses you may pay if you remain invested in each Portfolio. Each Portfolio's annual operating expenses do not reflect the separate account fees charged in the Variable Contracts, as defined herein, in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)

                                                                                                   DAVIS VENTURE
                                            CASH MANAGEMENT   SUNAMERICA BALANCED   EQUITY INDEX       VALUE
                                               PORTFOLIO           PORTFOLIO        PORTFOLIO(2)     PORTFOLIO
                                            ---------------   -------------------   ------------   -------------
                                                CLASS 1             CLASS 1           CLASS 1         CLASS 1
                                            ---------------   -------------------   ------------   -------------
Management Fees                                  0.50%               0.63%              0.40%          0.71%
Distribution and/or Service (12b-1)
  Fees(1)                                        0.00%               0.00%              0.00%          0.00%
Other Expenses                                   0.06%               0.09%              0.23%          0.08%
Total Annual Portfolio Operating
  Expenses(1)                                    0.56%               0.72%              0.63%          0.79%

                                                                                    INTERNATIONAL
                                                                                     GROWTH AND
                                            ALLIANCE GROWTH    AGGRESSIVE GROWTH       INCOME
                                               PORTFOLIO           PORTFOLIO          PORTFOLIO
                                            ---------------   -------------------   -------------
                                                CLASS 1             CLASS 1            CLASS 1
                                            ---------------   -------------------   -------------
Management Fees                                  0.61%               0.71%              0.95%
Distribution and/or Service (12b-1)
  Fees(1)                                        0.03%               0.00%              0.02%
Other Expenses                                   0.06%               0.09%              0.27%
Total Annual Portfolio Operating
  Expenses(1)                                    0.70%               0.80%              1.24%

---------------

(1) Through expense offset arrangements resulting from broker commission recapture, a portion of the portfolio's distribution and/or service fees and other expenses have been reduced. For the period February 1, 2004 to November 30, 2004, broker commission recapture amounts received by certain Portfolios were used to offset the Portfolio's distribution fees. For the period December 1, 2004 to January 31, 2005, broker commission recapture amounts received by certain Portfolios were used to offset the Portfolio's other expenses. "Distribution and/or Service (12b-1) Fees" and "Other Expenses" do not take into account these expense reductions and are therefore higher than the actual distribution fees and other expenses of the Portfolio. Had the expense reductions been taken into account, "Total Annual Portfolio Operating Expenses" for Class 1 would have been as follows:


                                                 CLASS 1
                                                 -------
SunAmerica Balanced Portfolio*                    0.72%
Davis Venture Value Portfolio                     0.79%
Alliance Growth Portfolio                         0.67%
Aggressive Growth Portfolio*                      0.80%
International Growth and Income Portfolio         1.22%

    -------------------

    * The amount by which brokerage commission recapture amounts reduced Portfolio expenses was less than 0.01%.

(2) The Adviser is voluntarily waiving fees and/or reimbursing expenses so that the total net expense ratios for the following Portfolios do not exceed the amounts set forth below:


                                            CLASS 1
                                            -------
Equity Index Portfolio                       0.55%

   These waivers and reimbursements are voluntary and may be terminated at any time.

SunAmerica Series Trust

EXAMPLE

This Example is intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year, reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the gross expenses shown in the fee table, your costs would be:

                                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                            ------   -------   -------   --------
Cash Management Portfolio.................................   $ 57     $179      $313      $  701
SunAmerica Balanced Portfolio* ...........................     74      230       401         894
Equity Index Portfolio*...................................     64      202       351         786
Davis Venture Value Portfolio*............................     81      252       439         978
Alliance Growth Portfolio*................................     72      224       390         871
Aggressive Growth Portfolio*..............................     82      255       444         990
International Growth and Income Portfolio*................    126      393       681       1,500

---------------

* The Example does not take into account voluntary fee waivers and/or expense reimbursements by the Adviser and expense reductions resulting from brokerage commission recapture amounts. The fee waivers and/or expense reimbursements will continue indefinitely, but may be terminated at any time.

The following are your costs after these fee waivers and/or expense reimbursements and expense reductions.

                                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                            ------   -------   -------   --------
SunAmerica Balanced Fund Portfolio*.......................   $ 74     $230      $401      $  894
Equity Index Portfolio....................................     56      176       307         689
Davis Venture Value Portfolio*............................     81      252       439         978
Alliance Growth Portfolio.................................     68      214       373         835
Aggressive Growth Portfolio*..............................     82      255       444         990
International Growth and Income Portfolio.................    124      387       670       1,477

---------------

* The amount of the voluntary fee waiver and/or expense reimbursements by the Adviser was less than $1.00.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                              ACCOUNT INFORMATION
--------------------------------------------------------------------------------

Shares of the Portfolios are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts") offered by life insurance companies affiliated with AIG SunAmerica Asset Management Corp. ("SAAMCo" or the "Adviser"), the Trust's investment adviser and manager. The term "Manager" as used in this Prospectus means either SAAMCo or other registered investment advisers that serve as subadvisers to the Trust, as the case may be. All shares of the Trust are owned by "Separate Accounts" of the life insurance companies. If you would like to invest in a Portfolio, you must purchase a Variable Contract from one of the life insurance companies. The Trust offers these classes of shares: Class 1, Class 2 and Class 3 shares. Class 1 shares of the Portfolios, which are issued only in connection with certain Variable Contracts, are offered through this Prospectus. Class 2 and Class 3 shares are offered through a separate prospectus.

You should be aware that the Variable Contracts involve fees and expenses that are not described in this prospectus, and that the contracts also may involve certain restrictions and limitations. You will find information about purchasing a Variable Contract and the Portfolios available to you in the prospectus that offers the contracts, which accompanies this Prospectus.

The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts through the various life insurance companies. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

DISTRIBUTION (12B-1) PLAN

Effective November 30, 2004, the 12b-1 plan for Class 1 shares of each Portfolio was terminated. Through November 30, 2004, each Portfolio, other than the Cash Management Portfolio, could have participated in directed brokerage programs, whereby a portion of the brokerage commissions generated by a Portfolio would be used to make payments to AIG SunAmerica Capital Services, Inc. (the "Distributor") to pay for various distribution activities. Such payments to the Distributor could not exceed an annual rate of 0.75% of the average daily net assets of Class 1 shares of each Portfolio. The distribution fees were used to compensate the Distributor and certain financial intermediaries to pay for activities principally intended to result in the sale of Class 1 shares of each Portfolio. Accordingly, for the year ended January 31, 2005, distribution fees were paid based on the aforementioned rate.

TRANSACTION POLICIES

VALUATION OF SHARES. The net asset value per share ("NAV") for each Portfolio and class is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets of each class by the number of such class's outstanding shares. The NAV for each Portfolio also may be calculated on any other day in which there is sufficient liquidity in the securities held by the Portfolio. As a result, the value of the Portfolio's shares may change on days when you will not be able to purchase or redeem your shares.

Investments for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless, in accordance with pricing procedures approved by the Trust's Board, the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures approved by the Board.

SunAmerica Series Trust

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. The Trust uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Certain of the Portfolios may invest to a large extent in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not price its shares. As a result, the value of these Portfolios' shares may change on days when the Trust is not open for purchases or redemptions.

BUY AND SELL PRICES. The Separate Accounts buy and sell shares of a Portfolio at NAV, without any sales or other charges.

EXECUTION OF REQUESTS. The Trust is open on those days when the New York Stock Exchange is open for regular trading. Buy and sell requests are executed at the next NAV to be calculated after the request is accepted by the Trust. If the order is received by the Trust, or the insurance company as its authorized agent, before the Trust's close of business (generally 4:00 p.m., Eastern time), the order will receive that day's closing price. If the order is received after that time, it will receive the next business day's closing price.

During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven business days or longer, as allowed by federal securities laws.

FREQUENT PURCHASES AND REDEMPTIONS OF SHARES

The Portfolios, which are offered only through Variable Contracts, are intended for long-term investment and not as frequent short-term trading ("market timing") vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers or redemptions should not acquire Variable Contracts that relate to shares of the Portfolios. The Board of Trustees has adopted policies and procedures with respect to market timing activity as discussed below.

The Trust believes that market timing activity is not in the best interest of its Portfolios' performance or their participants. Market timing can disrupt the ability of a Manager to invest assets in an orderly, long-term manner, which may have an adverse impact on the performance of the Portfolios. In addition, market timing may increase a Portfolio's expenses through: increased brokerage, transaction and administrative costs; forced and unplanned portfolio turnover; and large asset swings that decrease a Portfolio's ability to provide maximum investment return to all participants. This in turn can have an adverse effect on Portfolio performance.

Since certain Portfolios invest significantly in foreign securities and/or high yield fixed income securities ("junk bonds"), they may be particularly vulnerable to market timing. For a description of those Portfolios investing significantly in junk bonds or foreign securities, see page 4 and 5 of the Prospectus, respectively. Market timing in Portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a Portfolio's international portfolio securities trade and the time as of which the Portfolio's net asset value is calculated. Market timing in Portfolios investing

                                                         SunAmerica Series Trust

significantly in junk bonds may occur if market prices are not readily available for a Portfolio's junk bond holdings. Market timers may purchase shares of a Portfolio based on events occurring after foreign market closing prices are established but before calculation of the Portfolio's net asset value, or if they believe market prices for junk bonds are not accurately reflected by a Portfolio. One of the objectives of the Trust's fair value pricing procedures is to minimize the possibilities of this type of market timing (see "Transaction Policies -- Valuation of Shares").

Shares of the Portfolios are generally held through insurance company separate accounts. The ability of the Trust to monitor transfers made by the participants in separate accounts maintained by financial intermediaries is limited by the institutional nature of these omnibus accounts. The Board's policy is that the Portfolios must rely on the insurance company separate account to both monitor market timing within a Portfolio and attempt to prevent it through their own policies and procedures. In situations in which the Trust becomes aware of possible market timing activity, it will notify the insurance company separate account in order to help facilitate the enforcement of such entity's market timing policies and procedures. There is no guarantee that the Trust will be able to detect market timing activity or the participants engaged in such activity, or, if it is detected, to prevent its recurrence. Whether or not the Trust detects it, if market timing activity occurs, then you should anticipate that you will be subject to the disruptions and increased expenses discussed above. The Trust reserves the right, in its sole discretion and without prior notice, to reject or refuse purchase orders received from insurance company separate accounts, whether directly or by transfer, including orders that have been accepted by a financial intermediary, that the Trust determines not to be in the best interest of the Portfolios. Such rejections or refusals will be applied uniformly without exception.

Please review your Variable Contract prospectus for more information regarding the insurance company's market timing policies and procedures, including any restrictions or limitations that the insurance company separate account may impose with respect to trades made through a Variable Contract.

Please refer to the documents pertaining to your Variable Contract prospectus on how to direct investments in or redemptions from (including making transfers into or out of) the Portfolios and any fees that may apply.

PORTFOLIO HOLDINGS

The Trust's policies and procedures with respect to the disclosure of the Portfolios' securities are described in the Statement of Additional Information.

DIVIDEND POLICIES AND TAXES

DISTRIBUTIONS. For each Portfolio, dividends from net investment income and capital gain distributions, if any, are declared and paid annually.

DISTRIBUTION REINVESTMENT. The dividends and distributions will be reinvested automatically in additional shares of the same Portfolio on which they were paid.

TAXABILITY OF A PORTFOLIO. Each Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. As long as each Portfolio is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                     MORE INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT STRATEGIES

Each Portfolio has its own investment goal and principal investment strategy for pursuing it as described in the charts beginning on page 3. The charts below summarize information about each Portfolio's investments. We have included a glossary to define the investment and risk terminology used in the charts and throughout this Prospectus. Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase under normal market conditions. You should consider your ability to assume the risks involved before investing in a Portfolio through one of the Variable Contracts.


-----------------------------------------------------------------------------------------------------------------------
                                         CASH                      SUNAMERICA
                                      MANAGEMENT                    BALANCED
                                                                                               EQUITY INDEX
-----------------------------------------------------------------------------------------------------------------------
  What are the Portfolio's    - Fixed income securities:   - Equity securities:         - Equity securities:
  principal investments?        - U.S. treasury bills        - common stocks              - common stocks (at least
                                - agency discount notes    - Fixed income securities        80%)
                                - commercial paper           (at least 25%):
                                - corporate debt             - U.S. government
                                  instruments                  securities
                              - Short-term investments       - corporate debt
                                - repurchase agreements        instruments
                                - bank obligations
-----------------------------------------------------------------------------------------------------------------------
  What other types of         N/A                          - Equity securities:         N/A
  investments or strategies                                  - small-cap stocks (up to
  may the Portfolio use to a                                   20%)
  significant extent?                                      - Short-term investments
                                                           - Defensive investments
                                                           - Foreign securities
                                                           - Illiquid securities (up
                                                             to 15%)
                                                           - Junk bonds (up to 15%)
-----------------------------------------------------------------------------------------------------------------------
  What other types of         - Short-term investments     - Options and futures        - Short-term investments
  investments may the           - municipal obligations    - Currency transactions      - Defensive investments
  Portfolio use as part of                                 - Borrowing for temporary    - Options and futures (up
  efficient portfolio                                        or emergency purposes (up    to 10%)
  management or to enhance                                   to 33 1/3%)                - Borrowing for temporary
  return?                                                  - Securities lending (up to    or emergency purposes (up
                                                             33 1/3%)                     to 33 1/3%)
                                                                                        - Securities lending (up to
                                                                                          33 1/3%)
                                                                                        - Illiquid securities (up
                                                                                          to 15%)
                                                                                        - Small-cap stocks
                                                                                        - Registered investment
                                                                                          companies
                                                                                        - Firm commitments
                                                                                        - When issued and delayed-
                                                                                          delivery transactions
-----------------------------------------------------------------------------------------------------------------------
  What additional risks       - Interest rate              - Active trading             - Derivatives
  normally affect the           fluctuations               - Credit quality             - Illiquidity
  Portfolio?                  - Securities selection       - Currency volatility        - Market volatility
                                                           - Derivatives                - Passively-managed
                                                           - Foreign exposure             strategy
                                                           - Hedging
                                                           - Illiquidity
                                                           - Interest rate
                                                             fluctuations
                                                           - Market volatility
-----------------------------------------------------------------------------------------------------------------------

                                                         SunAmerica Series Trust


------------------------------------------------------------------------------------------------------
                      DAVIS VENTURE                                               INTERNATIONAL
                          VALUE          ALLIANCE GROWTH    AGGRESSIVE GROWTH   GROWTH AND INCOME
------------------------------------------------------------------------------------------------------
  What are the      - Equity            - Equity            - Equity            - Equity
  Portfolio's         securities:         securities:         securities:         securities:
  principal           - large-cap                             - small-cap         - large-cap
  investments?          stocks           - large-capstocks      stocks              stocks
                                                              - mid-cap stocks      (foreign)
                                                              - convertible     - Foreign
                                                                securities        securities
                                                              - warrants
                                                            - Defensive
                                                              investments
------------------------------------------------------------------------------------------------------
  What other types  - Equity            - Foreign           - Equity            - Equity
  of investments      securities:         securities          securities:         securities:
  or strategies       - mid-cap stocks    (up to 25%)         - large-cap         - mid-cap stocks
  may the           - Foreign                                   stocks              (foreign)
  Portfolio use to    securities                                                - Foreign
  a significant                                                                   securities:
  extent?                                                                         - emerging
                                                                                    markets
                                                                                - Fixed income
                                                                                  securities:
                                                                                  - junk bonds (up
                                                                                   to 20%)
------------------------------------------------------------------------------------------------------
  What other types  - Short-term        - Short-term        - Borrowing for     - Equity
  of investments      investments         investments         temporary or        securities:
  may the           - Defensive         - Defensive           emergency           - small-cap
  Portfolio use as    investments         investments         purposes (up to       stocks
  part of           - U.S. government   - Borrowing for       33 1/3%)              (foreign)
  efficient           securities          temporary or      - Options and         - large-cap
  portfolio                               emergency           futures               stocks (U.S.)
  management or to                        purposes          - Illiquid          - Currency
  enhance return?                         (up to 33 1/3%)     securities (up      transactions
                                        - Options and         to 15%)           - Short-term
                                          futures           - Short-term          investments
                                                              investments       - Hybrid
                                                            - IPOs                instruments
                                                                                - Equity swaps
                                                                                - IPOs
------------------------------------------------------------------------------------------------------
  What additional   - Foreign exposure  - Active trading    - Active trading    - Active trading
  risks normally    - Large cap         - Derivatives       - Derivatives       - Credit quality
  affect the          companies         - Foreign exposure  - Growth stocks     - Currency
  Portfolio?        - Market            - Growth stocks     - Hedging             volatility
                      volatility        - Large cap         - Illiquidity       - Emerging markets
                    - Medium sized        companies         - IPO investing     - Foreign exposure
                      companies         - Market            - Market            - Growth stocks
                    - Securities          volatility          volatility        - Hedging
                      selection         - Securities        - Securities        - IPO investing
                                          selection           selection         - Market
                                                            - Small and medium    volatility
                                                              sized companies   - Securities
                                                            - Technology          selection
                                                              sector
------------------------------------------------------------------------------------------------------

SunAmerica Series Trust

--------------------------------------------------------------------------------

                                    GLOSSARY
--------------------------------------------------------------------------------

INVESTMENT TERMINOLOGY

BORROWING FOR TEMPORARY OR EMERGENCY PURPOSES involves the borrowing of cash or securities by a Portfolio in limited circumstances, including to meet redemptions. Borrowing will cost a Portfolio interest expense and other fees. Borrowing may exaggerate changes in a Portfolio's net asset value and the cost may reduce a Portfolio's return.

CURRENCY TRANSACTIONS include the purchase and sale of currencies to facilitate the settlement of securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates or to enhance returns.

DEFENSIVE INVESTMENTS include high quality fixed income securities, repurchase agreements and other money market instruments. A Portfolio may make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.

EQUITY SECURITIES, such as COMMON STOCKS, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as CONVERTIBLE PREFERRED STOCK, CONVERTIBLE BONDS, WARRANTS and RIGHTS, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

     - CONVERTIBLE SECURITIES are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.

     - MARKET CAPITALIZATION RANGES. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding securities of the company. Generally, large-cap stocks will include companies that fall within the range of the Russell 1000 Index, mid-cap stocks will include companies that fall within the capitalization range of the Russell Midcap Index(R), and small-cap stocks will include companies that fall within the range of the Russell 2000(R) Index.

       Due to fluctuations in market conditions, there may be some overlap among capitalization categories. The market capitalization of companies within any Portfolio's investments may change over time; however, a Portfolio will not sell a stock just because a company has grown to a market capitalization outside the appropriate range. The Portfolios may, on occasion, purchase companies with a market capitalization above/or below the range.

     - WARRANTS are rights to buy common stock of a company at a specified price during the life of the warrant.

EQUITY SWAPS allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities or an index) for a component of return on another non-equity or equity investment.

FIRM COMMITMENT AGREEMENTS and WHEN-ISSUED or DELAYED-DELIVERY TRANSACTIONS call for the purchase or sale of securities at an agreed-upon price on a specified future date. At the time of delivery of the securities, the value may be more or less than the purchase price.

FIXED INCOME SECURITIES are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a SENIOR FIXED

                                                         SunAmerica Series Trust

INCOME SECURITY is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities include:

     - U.S. GOVERNMENT SECURITIES are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

     - CORPORATE DEBT INSTRUMENTS (BONDS, NOTES AND DEBENTURES) are securities representing a debt of a corporation. The issuer is obligated to repay a principal amount of indebtedness at a stated time in the future and in most cases to make periodic payments of interest at a stated rate.

     - A JUNK BOND is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.

FOREIGN SECURITIES are issued by companies located outside of the United States, including emerging markets. Foreign securities may include foreign corporate and government bonds, foreign equity securities, foreign investment companies, passive foreign investment companies ("PFICs"), American Depositary Receipts ("ADRs") or other similar securities that represent interests in foreign equity securities, such as European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). An EMERGING MARKET country is generally one with a low or middle income economy that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and economic conditions and the list of emerging market countries may vary by Adviser or Subadviser.

HYBRID INSTRUMENTS, such as INDEXED STRUCTURED SECURITIES (i.e., Standard and Poor's Depositary Receipts ("SPDRs") and iShares(SM)) and other EXCHANGE TRADED FUNDS ("ETFS"), can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero.

ILLIQUID/RESTRICTED SECURITIES are subject to legal or contractual restrictions that may make them difficult to sell. A security that cannot easily be sold within seven days will generally be considered illiquid. Certain restricted securities (such as Rule 144A securities) are not generally considered illiquid because of their established trading market.

OPTIONS AND FUTURES are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets, instruments or a market or economic index. An option gives its owner the right, but not the obligation, to buy ("call") or sell ("put") a specified amount of a security at a specified price within a specified time period. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price. Certain Portfolios may also purchase and write (sell) option contracts on swaps, commonly referred to as swaptions. A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed-upon terms.

SunAmerica Series Trust

REGISTERED INVESTMENT COMPANIES are investments by a Portfolio in other investment companies which are registered in accordance with the federal securities laws.

SECURITIES LENDING involves a loan of securities by a Portfolio in exchange for cash or collateral. A Portfolio earns interest on the loan while retaining ownership of the security.

SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses. With respect to the Cash Management Portfolio, short-term investments may also include investment in taxable municipal obligations which are debt obligations of a state or local government entity and an outgrowth of the tax reform act of 1986, which restricted the issuance of traditional tax-exempt securities. Taxable municipal bonds are issued as private purpose bonds to finance such prohibited projects as a sports stadium, as municipal revenue bonds where caps apply, or as public purpose bonds where the 10% private use limitation has been exceeded.

RISK TERMINOLOGY

ACTIVE TRADING: A strategy used whereby a Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio. In addition, because a Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. During periods of increased market volatility, active trading may be more pronounced. In the "Financial Highlights" section we provide each Portfolio's portfolio turnover rate for each of the last five fiscal years.

CREDIT QUALITY: The creditworthiness of an issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue JUNK BONDS. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

CURRENCY VOLATILITY: The value of a Portfolio's foreign investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio's non-U.S. dollar denominated securities.

DERIVATIVES: A derivative is any financial instrument whose value is based on, and determined by, another security, index or benchmark (i.e., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed "over the counter" markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in the portfolio, the Portfolio will be exposed to the risks associated with hedging as described in this glossary. To the extent an option or futures contract is used to enhance return, rather than as a hedge, a Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more

                                                         SunAmerica Series Trust

difficult to price than U.S. securities. These risks are heightened when an issuer is in an EMERGING MARKET. Historically, the markets of EMERGING MARKET countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

GROWTH STOCKS: Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.

HEDGING: Hedging is a strategy in which a Portfolio uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the derivative will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

ILLIQUIDITY: There may not be a market for certain securities making it difficult or impossible to sell at the time and the price that the seller would like.

INTEREST RATE FLUCTUATIONS: The volatility of fixed income securities is due principally to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates. As interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

IPO INVESTING: A Portfolio's purchase of shares issued as part of, or a short period after, companies' initial public offerings ("IPOs"), exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time.

LARGE CAP COMPANIES: Large cap companies tend to go in and out of favor based on market and economic conditions. Large cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, a Portfolio's value may not rise as much as the value of portfolios that emphasize smaller cap companies.

MARKET VOLATILITY: The stock and/or bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Portfolio's portfolio.

PASSIVELY MANAGED STRATEGY: A Portfolio following a passively managed strategy will not deviate from its investment strategy. In the case of the Equity Index Portfolio, it involves a strategy utilized to achieve investment results that correspond to a particular market index. Such a Portfolio will not sell stocks in its portfolio and buy different stocks over the course of a year, even if there are adverse developments concerning a particular stock, company or industry. There can be no assurance that the strategy will be successful.

SECURITIES SELECTION: A strategy used by a Portfolio, or securities selected by its portfolio manager, may fail to produce the intended return.

SMALL AND MEDIUM SIZED COMPANIES: Companies with smaller market capitalizations (particularly under $1.35 billion) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of medium sized companies are also usually more volatile and entail greater risks than securities of large companies.

SunAmerica Series Trust

TECHNOLOGY SECTOR: There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the price of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers, bears an additional risk that economic events may affect a substantial portion of the Portfolio's investments. In addition, at times, equity securities of technology-related issuers may underperform relative to other sectors.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                                   MANAGEMENT
--------------------------------------------------------------------------------

INFORMATION ABOUT THE INVESTMENT ADVISER AND MANAGER

SAAMCo serves as investment adviser and manager for all the Portfolios of the Trust. SAAMCo selects the Subadvisers for Portfolios, manages the investments for certain Portfolios, provides various administrative services and supervises the daily business affairs of each Portfolio. SAAMCo was organized in 1982 under the laws of Delaware, and managed, advised or administered assets in excess of $42.9 billion as of December 31, 2004. SAAMCo is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992

SAAMCo has received an exemptive order from the Securities and Exchange Commission that permits SAAMCo, subject to certain conditions, to enter into agreements relating to the Trust with Subadvisers approved by the Board of Trustees without obtaining shareholder approval. The exemptive order also permits SAAMCo, subject to the approval of the Board but without shareholder approval, to employ new Subadvisers for new or existing Portfolios, change the terms of particular agreements with Subadvisers or continue the employment of existing Subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders will be notified of any Subadviser changes. Shareholders of a Portfolio have the right to terminate an agreement with a Subadviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio.

In addition to serving as investment adviser and manager of the Trust, SAAMCo serves as adviser, manager and/or administrator for AIG Series Trust, Anchor Series Trust, Seasons Series Trust, SunAmerica Focused Series, Inc., SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Senior Floating Rate Fund, Inc., VALIC Company I and VALIC Company II.

For the fiscal year ended January 31, 2005, each Portfolio paid SAAMCo a fee equal to the following percentage of average daily net assets:

                         PORTFOLIO                             FEE
                         ---------                            -----
Cash Management Portfolio...................................  0.50%
SunAmerica Balanced Portfolio...............................  0.63%
Equity Index Portfolio......................................  0.40%
Davis Venture Value Portfolio...............................  0.71%
Alliance Growth Portfolio...................................  0.61%
Aggressive Growth Portfolio.................................  0.71%
International Growth and Income Portfolio...................  0.95%

INFORMATION ABOUT THE SUBADVISERS

ALLIANCE CAPITAL MANAGEMENT L.P. (Alliance) is a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, NY 10105. Alliance is a leading global investment management firm. Alliance provides management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. Alliance is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. As of December 31, 2004, Alliance had approximately $539 billion in assets under management.

BANC OF AMERICA CAPITAL MANAGEMENT, LLC (BACAP) is located at One Bank of America Plaza, Charlotte, NC 28255. BACAP is dedicated to providing responsible investment management and superior service and manages money for corporations, endowments and foundations, public funds/municipalities and individuals. As of December 31, 2004, BACAP had over $193 billion in assets under management.

SunAmerica Series Trust

DAVIS SELECTED ADVISERS, L.P. D/B/A DAVIS ADVISORS (Davis) is located at 2949 East Elvira Road, Suite 101, Tucson, AZ 85706. Davis provides advisory services to other investment companies. The Subadvisory Agreement with Davis provides that Davis may delegate any of its responsibilities under the agreement to one of its affiliates, including Davis Selected Advisers -- NY, Inc., a wholly-owned subsidiary; however, Davis remains ultimately responsible (subject to supervision by SAAMCo) for the assets of the Portfolios allocated to it. As of December 31, 2004, Davis had approximately $58 billion in assets under management.

PUTNAM INVESTMENT MANAGEMENT, LLC (Putnam) is a Delaware limited liability company with principal offices at One Post Office Square, Boston, MA 02109. Putnam has been managing mutual funds since 1937 and serves as investment adviser to the funds in the Putnam Family. As of December 31, 2004, Putnam had approximately $213.3 billion in assets under management.

U.S. BANCORP ASSET MANAGEMENT, INC. (USBAM) is located at 800 Nicollet Mall, Minneapolis, MN 55402. USBAM (formerly U.S. Bancorp Piper Jaffrey Asset Management) served as investment adviser to separately managed accounts, in addition to the First American Family of Funds. As of December 31, 2004, USBAM had more than $123.7 billion in assets under management.

SAAMCo compensates the various Subadvisers out of the advisory fees that it receives from the respective Portfolios. SAAMCo may terminate any agreement with a Subadviser without shareholder approval.

INFORMATION ABOUT THE DISTRIBUTOR

AIG SunAmerica Capital Services, Inc. (the "Distributor") distributes each Portfolio's shares and incurs the expenses of distributing the Portfolios' shares under a Distribution Agreement with respect to the Portfolios, none of which are reimbursed by or paid for by the Portfolios. The Distributor is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.

                                                         SunAmerica Series Trust

PORTFOLIO MANAGEMENT

The investment manager(s) and/or management team(s) that have primary responsibility for the day-to-day management of the Portfolios are set forth below in the following table. Unless otherwise noted, a management team's members share responsibility in making investment decisions on behalf of a Portfolio and no team member is limited in his/her role with respect to the management team. The Cash Management Portfolio is subadvised by BACAP.

The Statement of Additional Information provides information regarding the portfolio managers listed below, including other accounts they manage, their ownership interest in the Portfolio(s) that they serve as portfolio manager, and the structure and method used by the Adviser/Subadviser to determine their compensation.



---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 SunAmerica Balanced        SAAMCo                      - Francis D. Gannon              Mr. Gannon has been a
 Portfolio                                                Senior Vice President and      portfolio manager with SAAMCo
                                                          Portfolio Manager              since 1996. He joined SAAMCo
                                                        Fixed Income Investment Team     in 1993 as an equity analyst.
                                                          includes:

                                                          - Thomas Reeg                  Mr. Reeg joined SAAMCo in 2004
                                                             Portfolio Manager           as a portfolio manager. In
                                                                                         addition to his position with
                                                                                         SAAMCo, Mr. Reeg is currently
                                                                                         Managing Director and
                                                                                         Portfolio Manager, Leverage
                                                                                         Finance Group of AIG Global
                                                                                         Investment Corp. (AIGGIC).
                                                                                         Prior to joining AIGGIC in
                                                                                         2002, he was a senior research
                                                                                         analyst with Bank One Capital
                                                                                         Markets from 2001 to 2002 and
                                                                                         ABN AMRO from 1999 to 2001.
                                                                                         Mr. Reeg holds the Chartered
                                                                                         Financial Analyst designation.
---------------------------------------------------------------------------------------------------------------------------

SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 SunAmerica Balanced        SAAMCo                      - Greg A. Braun                  Mr. Braun joined SAAMCo in
 Portfolio                                                Portfolio Manager              2002 as a portfolio manager.
 (continued)                                                                             In addition to his position
                                                                                         with SAAMCo, Mr. Braun is
                                                                                         currently Managing Director
                                                                                         and Portfolio Manager,
                                                                                         CDO/Mutual Funds of AIGGIC.
                                                                                         Prior to joining AIGGIC in
                                                                                         2001, Mr. Braun was a senior
                                                                                         credit analyst with American
                                                                                         General Investment Management,
                                                                                         L.P. from 1996 to 2001. Mr.
                                                                                         Braun holds the Chartered
                                                                                         Financial Analyst designation.
---------------------------------------------------------------------------------------------------------------------------
 Equity Index Portfolio     USBAM                       - Walter French                  Mr. French, who joined USBAM
                                                          Director of                    in 1999, is director of the
                                                          Quantitative                   Quantitative group and equity
                                                          Group and                      index and enhanced index
                                                          Portfolio                      portfolio manager. Prior to
                                                          Manager                        joining USBAM, he was Chief
                                                                                         Investment Officer and
                                                                                         portfolio manager at Berkeley
                                                                                         Quantitative Advisors, Inc., a
                                                                                         firm he co-founded in 1987.
---------------------------------------------------------------------------------------------------------------------------
 Davis Venture Value        Davis                       - Christopher C. Davis           Mr. Davis has been employed by
 Portfolio                                                Portfolio Manager              Davis since 1989 as a research
                                                                                         analyst, assistant portfolio
                                                                                         manager, co-portfolio manager,
                                                                                         and portfolio manager.

                                                        - Kenneth C. Feinberg            Mr. Feinberg has been employed
                                                          Portfolio Manager              by Davis since 1994 as a
                                                                                         research analyst, assistant
                                                                                         portfolio manager, and
                                                                                         portfolio manager.
---------------------------------------------------------------------------------------------------------------------------

                                                         SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Alliance Growth            Alliance                    - Scott Wallace                  Mr. Wallace joined Alliance
 Portfolio                                                Senior Vice President and      Capital in 2001. Prior to
                                                          Large Cap Growth Portfolio     joining Alliance, he was with
                                                          Manager                        J.P. Morgan for 15 years,
                                                                                         where he was a managing
                                                                                         director and held a variety of
                                                                                         roles in the U.S. and abroad,
                                                                                         most recently as head of
                                                                                         equities in Japan.
---------------------------------------------------------------------------------------------------------------------------
 Aggressive Growth          SAAMCo                      - Brian P. Clifford              Mr. Clifford joined SAAMCo in
 Portfolio                                                Vice President and Portfolio   February 1998 as a portfolio
                                                          Manager                        manager and was named Vice
                                                                                         President in October 1999.
                                                                                         From 1995 until he joined
                                                                                         SAAMCo, Mr. Clifford was a
                                                                                         portfolio manager with Morgan
                                                                                         Stanley Dean Witter.
---------------------------------------------------------------------------------------------------------------------------
 International Growth and   Putnam                      Investment team includes:
 Income Portfolio
                                                        - Pamela R. Holding              Ms. Holding joined Putnam in
                                                          Managing Director and Senior   1995 and has 16 years of
                                                          Portfolio Manager              investment industry
                                                                                         experience. She is currently a
                                                                                         Senior Portfolio Manager in
                                                                                         Putnam's International Value
                                                                                         team and is the portfolio
                                                                                         leader for the Putnam
                                                                                         International Growth and
                                                                                         Income Fund. Ms. Holding holds
                                                                                         the Chartered Financial
                                                                                         Analyst designation. Ms.
                                                                                         Holding is the lead portfolio
                                                                                         manager of this Portfolio.
---------------------------------------------------------------------------------------------------------------------------

SunAmerica Series Trust


---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 International Growth and   Putnam                      - George W. Stairs               Mr. Stairs joined Putnam in
 Income Portfolio                                         Senior Vice President and      1994 and has 17 years of
 (continued)                                              Senior Portfolio Manager       investment experience. He is a
                                                                                         portfolio member on Putnam's
                                                                                         International Core Equity and
                                                                                         International Value Equity
                                                                                         teams and is a portfolio
                                                                                         member of the Putnam
                                                                                         International Equity Fund and
                                                                                         International Growth and
                                                                                         Income Fund. Mr. Stairs holds
                                                                                         the Chartered Financial
                                                                                         Analyst designation.

                                                        - J. Fredrick Copper             Mr. Copper joined Putnam in
                                                          Senior Vice President and      2001 and has 13 years of
                                                          Portfolio Manager              investment experience. He is a
                                                                                         portfolio member in Putnam
                                                                                         Small and Mid Cap Value and
                                                                                         International Value teams.
                                                                                         From 1998 to 2001, Mr. Copper
                                                                                         was employed at Wellington
                                                                                         Management Company. Mr. Copper
                                                                                         holds the Chartered Financial
                                                                                         Analyst designation.
---------------------------------------------------------------------------------------------------------------------------

CUSTODIAN, TRANSFER AND DIVIDEND PAYING AGENT

State Street Bank and Trust Company, Boston, MA, acts as Custodian of the Trust's assets as well as Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                             FINANCIAL HIGHLIGHTS*
--------------------------------------------------------------------------------
The following Financial Highlights tables for each Portfolio are intended to help you understand the Portfolios' financial performance for the past 5 years (or for periods since commencement of operations). Certain information reflects financial results for a single Portfolio share. The total returns in each table represent the rate that an investor would have earned on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). Separate Account charges are not reflected in the total returns. If these amounts were reflected, returns would be less than those shown. This information has been audited by PricewaterhouseCoopers, LLP, whose report, along with each Portfolio's financial statements, is included in the Trust's Annual Report to shareholders, which is available upon request.

-------------------------------------------------------------------------------------------------------------------------------
               NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
  ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
-------------------------------------------------------------------------------------------------------------------------------
                                               Cash Management Portfolio Class 1
01/31/01     $10.94     $ 0.66       $ (0.02)       $  0.64        $(0.45)        $   --         $(0.45)      $11.13      5.95%
01/31/02      11.13       0.37          0.02           0.39         (0.45)            --          (0.45        11.07      3.48
01/31/03      11.07       0.15         (0.02)          0.13         (0.37)            --          (0.37)       10.83      1.22
01/31/04      10.83       0.08          0.00           0.08         (0.23)            --          (0.23)       10.68      0.72
01/31/05      10.68       0.10         (0.01)          0.09         (0.08)            --          (0.08)       10.69      0.86
                                             SunAmerica Balanced Portfolio Class 1
01/31/01     $19.06     $ 0.36       $ (1.46)       $ (1.10)       $(0.22)        $(0.10)        $(0.32)      $17.64     (5.88)%
01/31/02      17.64       0.31         (3.12)         (2.81)        (0.33)         (0.48)         (0.81)       14.02    (15.86)
01/31/03      14.02       0.25         (2.34)         (2.09)        (0.34)            --          (0.34)       11.59    (14.95)
01/31/04      11.59       0.18          1.95           2.13         (0.29)            --          (0.29)       13.43     18.51
01/31/05      13.43       0.28          0.32           0.60         (0.21)            --          (0.21)       13.82      4.52
                                                Equity Index Portfolio Class 1
01/31/01      11.88       0.08         (0.24)         (0.16)           --          (0.02)         (0.02)       11.70     (1.29)
01/31/02      11.70       0.08         (2.02)         (1.94)        (0.08)         (0.09)         (0.17)        9.59    (16.57)
01/31/03       9.59       0.09         (2.33)         (2.24)        (0.08)            --          (0.08)        7.27    (23.31)
01/31/04       7.27       0.10          2.34           2.44         (0.09)            --          (0.09)        9.62     33.68
01/31/05       9.62       0.13          0.41           0.54         (0.11)            --          (0.11)       10.05      5.65
                                             Davis Venture Value Portfolio Class 1
01/31/01     $26.44     $ 0.14       $  3.19        $  3.33        $(0.12)        $(0.28)        $(0.40)      $29.37     12.72%
01/31/02      29.37       0.12         (4.78)         (4.66)        (0.13)         (4.00)         (4.13)       20.58    (15.57)
01/31/03      20.58       0.15         (3.40)         (3.25)        (0.12)            --          (0.12)       17.21    (15.79)
01/31/04      17.21       0.21          6.47           6.68         (0.17)            --          (0.17)       23.72     38.95
01/31/05      23.72       0.24          2.20           2.44         (0.22)            --          (0.22)       25.94     10.35
                                               Alliance Growth Portfolio Class 1
01/31/01     $36.58     $(0.04)      $ (3.40)       $ (3.44)       $   --         $(4.94)        $(4.94)      $28.20    (10.17)%
01/31/02      28.20       0.04         (6.61)         (6.57)           --          (2.22)         (2.22)       19.41    (23.05)
01/31/03      19.41       0.03         (5.87)         (5.84)        (0.04)            --          (0.04)       13.53    (30.08)
01/31/04      13.53       0.05          4.30           4.35         (0.04)            --          (0.04)       17.84     32.17
01/31/05      17.84       0.06          0.24           0.30         (0.06)            --          (0.06)       18.08      1.68

----------  ---------------------------------------------------
               NET                     RATIO OF NET
              ASSETS      RATIO OF      INVESTMENT
              END OF     EXPENSES TO    INCOME TO
  PERIOD      PERIOD       AVERAGE       AVERAGE      PORTFOLIO
  ENDED      (000'S)     NET ASSETS     NET ASSETS    TURNOVER
----------  ---------------------------------------------------
                     Cash Management Portfolio Class 1
01/31/01    $  404,005     0.52%           5.83%          --%
01/31/02       600,741      0.52            3.31          --
01/31/03       457,994      0.52            1.37          --
01/31/04       244,351      0.54            0.69          --
01/31/05       227,570      0.56            0.90          --
                   SunAmerica Balanced Portfolio Class 1
01/31/01    $  575,039     0.64%           1.87%         333%
01/31/02       471,194      0.66            2.00         322
01/31/03       310,531      0.68            1.91         611
01/31/04       318,419      0.69            1.45         186
01/31/05       275,323      0.72(1)         2.03(1)      192
                      Equity Index Portfolio Class 1
01/31/01        63,786      0.55(2)         0.64(2)        4
01/31/02        51,434      0.55(2)         0.80(2)        5
01/31/03        37,586      0.55(2)         1.07(2)        4
01/31/04        49,616      0.55(2)         1.19(2)        1
01/31/05        46,789      0.55(2)         1.42(2)        4
                   Davis Venture Value Portfolio Class 1
01/31/01    $2,808,045     0.75%            0.47%         26%
01/31/02     2,323,050      0.76            0.49          30
01/31/03     1,612,985      0.75            0.81          17
01/31/04     2,004,101      0.77            1.03          13
01/31/05     1,913,355      0.79(1)         1.03(1)        9
                     Alliance Growth Portfolio Class 1
01/31/01    $2,810,098     0.64%           (0.10)%       101%
01/31/02     1,928,115      0.65            0.17          86
01/31/03     1,007,655      0.65(1)         0.19(1)       51
01/31/04     1,105,466      0.68(1)         0.27(1)       63
01/31/05       873,722      0.70(1)         0.31(1)       82

---------------

   *  Calculated based upon average shares outstanding.
  ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
      If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
 (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

                                                                ---------------------
                                                                1/03    1/04    1/05
                                                                ---------------------
     SunAmerica Balanced Class 1..............................   --%     --%    0.00%
     Davis Venture Value Class 1..............................   --      --     0.00
     Alliance Growth Class I..................................  0.00    0.02    0.03


 (2) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:


                                                                 EXPENSES                       NET INVESTMENT INCOME (LOSS)
                                                   -------------------------------------    -------------------------------------
                                                   1/01    1/02    1/03    1/04    1/05     1/01    1/02    1/03    1/04    1/05
                                                   -------------------------------------    -------------------------------------
     Equity Index Class 1........................  0.55%   0.59%   0.58%   0.62%   0.63%    0.64%   0.76%   1.04%   1.12%   1.34%

SunAmerica Series Trust

--------------------------------------------------------------------------------

                       FINANCIAL HIGHLIGHTS* (continued)
--------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
               NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
  ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
-------------------------------------------------------------------------------------------------------------------------------
                                              Aggressive Growth Portfolio Class 1
01/31/01      22.72       0.05         (3.09)         (3.04)           --          (1.96)         (1.96)       17.72    (14.88)
01/31/02      17.72       0.03         (5.77)         (5.74)        (0.05)         (3.09)         (3.14)        8.84    (31.71)
01/31/03       8.84      (0.02)        (2.13)         (2.15)        (0.02)(2)         --          (0.02)        6.67    (24.28)
01/31/04       6.67      (0.03)         2.22           2.19            --             --             --         8.86     32.83
01/31/05       8.86      (0.02)         1.26           1.24            --             --             --        10.10     14.00
                                       International Growth and Income Portfolio Class 1
01/31/01     $12.28     $ 0.12        $ 0.36         $ 0.48        $(0.12)        $(0.13)        $(0.25)      $12.51      3.95%
01/31/02      12.51       0.09         (3.05)         (2.96)        (0.03)         (0.45)         (0.48)        9.07    (23.67)
01/31/03       9.07       0.09         (1.96)         (1.87)        (0.05)            --          (0.05)        7.15    (20.66)
01/31/04       7.15       0.12          3.06           3.18         (0.12)            --          (0.12)       10.21     44.71
01/31/05      10.21       0.09          1.57           1.66         (0.14)            --          (0.14)       11.73     16.37

----------  -----------------------------------------------------------
              NET                         RATIO OF NET
             ASSETS     RATIO OF           INVESTMENT
             END OF    EXPENSES TO      INCOME (LOSS) TO
  PERIOD     PERIOD      AVERAGE            AVERAGE           PORTFOLIO
  ENDED     (000'S)    NET ASSETS          NET ASSETS         TURNOVER
----------  -----------------------------------------------------------
                        Aggressive Growth Portfolio Class 1
01/31/01     495,826       0.70               0.23               263
01/31/02     293,084       0.75               0.21               229
01/31/03     156,449       0.77              (0.24)              150
01/31/04     198,390       0.79              (0.39)              103
01/31/05     189,042       0.80(1)           (0.26)(1)            89
                 International Growth and Income Portfolio Class 1
01/31/01    $342,114       1.18%              0.95%               80%
01/31/02     289,084       1.20               0.84               148
01/31/03     177,883       1.22               1.08               264
01/31/04     232,740       1.25(1)            1.41(1)            108
01/31/05     262,167       1.24(1)            0.79(1)             67

---------------

   *  Calculated based upon average shares outstanding.
  ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
      If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
 (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
      (loss) to average net assets would have been higher by the following:

                                                                 --------------------
                                                                 1/03    1/04    1/05
                                                                 --------------------
     Aggressive Growth Class 1.................................   --%     --%    0.00%
     International Growth and Income Class 1...................   --     0.05    0.02

 (2) Includes a tax return of capital of less than $0.01 per share.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                              FOR MORE INFORMATION
--------------------------------------------------------------------------------

The following documents contain more information about the Portfolios and are available free of charge upon request:

        ANNUAL/SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Portfolio's performance for the most recently completed fiscal year.

        STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Portfolios' policies, investment restrictions and business structure. This Prospectus incorporates the SAI by reference.

You may obtain copies of these documents or ask questions about the Portfolios at no charge by calling (800) 445-7862 or by writing the Trust at P.O. Box 54299, Los Angeles, California 90054-0299.

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call 1-202-942-8090 for information on the operation of the Public Reference Room. Reports and other information about the Portfolios are also available on the EDGAR Database on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies of this information may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with any different information.

INVESTMENT COMPANY ACT
-  File No. 811-7238

                 ----------------------------------------------

                                   PROSPECTUS
                                  MAY 2, 2005
                 ----------------------------------------------

                            SUNAMERICA SERIES TRUST
                                (CLASS 1 SHARES)

                  --    Cash Management Portfolio

                  --    Global Bond Portfolio

                  --    SunAmerica Balanced Portfolio

                  --    MFS Total Return Portfolio

                  --    Growth-Income Portfolio

                  --    Davis Venture Value Portfolio

                  --    Alliance Growth Portfolio

                  --    MFS Massachusetts Investors Trust Portfolio

                  --    Putnam Growth: Voyager Portfolio

                  --    Blue Chip Growth Portfolio

                  --    MFS Mid-Cap Growth Portfolio

                  --    Aggressive Growth Portfolio

                  --    International Growth and Income Portfolio

                  --    Global Equities Portfolio

                  --    Emerging Markets Portfolio

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
APPROVED OR DISAPPROVED THESE SECURITIES OR
PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

TRUST HIGHLIGHTS............................................      3

  Q&A.......................................................      3

EXPENSE SUMMARY.............................................     23

ACCOUNT INFORMATION.........................................     26

MORE INFORMATION ABOUT THE PORTFOLIOS.......................     29

  Investment Strategies.....................................     29

GLOSSARY....................................................     34

  Investment Terminology....................................     34

  Risk Terminology..........................................     38

MANAGEMENT..................................................     40

  Information about the Investment Adviser and Manager......     40

  Information about the Subadvisers.........................     40

  Information about the Distributor.........................     41

  Portfolio Management......................................     42

  Custodian, Transfer and Dividend Paying Agent.............     51

FINANCIAL HIGHLIGHTS........................................     52

FOR MORE INFORMATION........................................     56

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                                TRUST HIGHLIGHTS
--------------------------------------------------------------------------------

The following questions and answers are designed to give you an overview of SunAmerica Series Trust (the "Trust") and to provide you with information about the Trust's thirty-two separate investment series, fifteen of which are described in this Prospectus ("Portfolios"), and their investment goals and principal investment strategies. More detailed investment information is provided in the charts, under "More Information About the Portfolios," which begins on page 29, and the glossary that follows on page 34.


                             Q&A
FIXED INCOME PORTFOLIOS typically seek to provide high current income consistent with the preservation of capital by investing in fixed income securities.

YIELD is the annual dollar income received on an investment expressed as a percentage of the current or average price.

INCOME is interest payments from bonds or dividends from stocks.

TOTAL RETURN is a measure of performance which combines all elements of return including income and capital gain or loss; it represents the change in a value of an investment over a given period expressed as a percentage of the initial investment.

"HIGH QUALITY" INSTRUMENTS have a very strong capacity to pay interest and repay principal; they reflect the issuers' high creditworthiness and low risk of default.


Q:   WHAT ARE THE PORTFOLIOS' INVESTMENT GOALS AND PRINCIPAL INVESTMENT
     STRATEGIES?

A: Each Portfolio operates as a separate mutual fund, with its own investment goal and a principal investment strategy for pursuing it. A Portfolio's investment goal may be changed without shareholder approval, but you will be notified of any change. There can be no assurance that any Portfolio will meet its investment goal or that the net return on an investment will exceed what could have been obtained through other investment or savings vehicles.


-----------------------------------------------------------------------------------------------
                                    FIXED INCOME PORTFOLIOS
-----------------------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL            PRINCIPAL INVESTMENT STRATEGY
-----------------------------------------------------------------------------------------------
  Cash Management          high current yield         invests in a diversified selection of
  Portfolio                consistent with            money market instruments
                           liquidity and
                           preservation of capital
-----------------------------------------------------------------------------------------------
  Global Bond Portfolio    high total return,         invests, under normal circumstances,
                           emphasizing current        at least 80% of net assets in high
                           income and, to a lesser    quality fixed income securities of
                           extent, capital            U.S. and foreign issuers and
                           appreciation               transactions in foreign currencies
-----------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------
                            BALANCED OR ASSET ALLOCATION PORTFOLIOS
-----------------------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL            PRINCIPAL INVESTMENT STRATEGY
-----------------------------------------------------------------------------------------------
  SunAmerica Balanced      conservation of            maintains at all times a balanced
  Portfolio                principal and capital      portfolio of stocks and bonds, with
                           appreciation               at least 25% invested in fixed income
                                                      securities
-----------------------------------------------------------------------------------------------
  MFS Total Return         reasonable current         invests primarily in common stocks
  Portfolio                income, long-term          and fixed income securities, with an
                           capital growth and         emphasis on income-producing
                           conservation of capital    securities that appear to have some
                                                      potential for capital enhancement
-----------------------------------------------------------------------------------------------

SunAmerica Series Trust

"NET ASSETS" as referred to under "Principal Investment Strategy" takes into account borrowings for investment purposes.

BALANCED PORTFOLIOS typically try to balance three different investment goals: capital appreciation, income and capital preservation by investing in a mixture of stocks, bonds and money market instruments.

CAPITAL APPRECIATION/GROWTH is an increase in the market value of securities held.

INDEX PORTFOLIOS typically are comprised of securities that make up or replicate a target index; the primary objective is to mirror the investment results of the index.

A "VALUE" PHILOSOPHY -- that of investing in securities that are believed to be undervalued in the market -- often reflects a contrarian approach in that the potential for superior relative performance is believed to be highest when fundamentally solid companies are out of favor. The selection criteria is generally calculated to identify stocks of companies with solid financial strength that have low price-earnings ratios and have generally been overlooked by the market, or companies undervalued within an industry or market capitalization category.



-----------------------------------------------------------------------------------------------
                                       EQUITY PORTFOLIOS
-----------------------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL            PRINCIPAL INVESTMENT STRATEGY
-----------------------------------------------------------------------------------------------
  Growth-Income            growth of capital and      invests primarily in common stocks or
  Portfolio                income                     securities that demonstrate the
                                                      potential for appreciation and/or
                                                      dividends
-----------------------------------------------------------------------------------------------
  Davis Venture Value      growth of capital          invests primarily in common stocks of
  Portfolio                                           companies with market capitalizations
                                                      of at least $10 billion
-----------------------------------------------------------------------------------------------
  Alliance Growth          long-term growth of        invests primarily in equity
  Portfolio                capital                    securities of a limited number of
                                                      large, carefully selected, high
                                                      quality U.S. companies that are
                                                      judged likely to achieve superior
                                                      earnings
-----------------------------------------------------------------------------------------------
  MFS Massachusetts        reasonable current         invests primarily in equity
  Investors Trust          income and long-term       securities
  Portfolio                growth of capital and
                           income
-----------------------------------------------------------------------------------------------
  Putnam Growth: Voyager   capital appreciation       invests primarily in common stocks of
  Portfolio                                           U.S. companies, with a focus on
                                                      growth stocks issued by companies the
                                                      Subadviser believes have
                                                      above-average growth potential and
                                                      whose earnings are likely to increase
                                                      over time
-----------------------------------------------------------------------------------------------
  Blue Chip Growth         capital appreciation       invests, under normal circumstances,
  Portfolio                                           at least 80% of net assets in common
                                                      stocks that demonstrate the potential
                                                      for capital appreciation, issued by
                                                      large-cap companies
-----------------------------------------------------------------------------------------------
  MFS Mid-Cap Growth       long-term growth of        invests, under normal circumstances,
  Portfolio                capital                    at least 80% of net assets in equity
                                                      securities of medium-sized companies
                                                      that its Subadviser believes have
                                                      above-average growth potential
-----------------------------------------------------------------------------------------------
  Aggressive Growth        capital appreciation       invests primarily in equity
  Portfolio                                           securities of high growth companies
                                                      including small and medium sized
                                                      growth companies with market
                                                      capitalizations of $1.5 billion to
                                                      $15 billion
-----------------------------------------------------------------------------------------------

                                                         SunAmerica Series Trust

A "GROWTH" PHILOSOPHY -- that of investing in securities believed to offer the potential for capital appreciation -- focuses on securities of companies that are considered to have a historical record of above-average growth rate, significant growth potential, above-average earnings growth or value, the ability to sustain earnings growth, or that offer proven or unusual products or services, or operate in industries experiencing increasing demand.

MARKET CAPITALIZATION represents the total market value of the outstanding securities of a corporation.

INTERNATIONAL PORTFOLIOS typically seek capital appreciation by investing significantly in securities traded in markets outside the U.S.

AN "EMERGING MARKET" COUNTRY is generally a country with a low or middle income economy or that is in the early stages of its industrialization cycle.



------------------------------------------------------------------------------------------------
                                    INTERNATIONAL PORTFOLIOS
------------------------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL            PRINCIPAL INVESTMENT STRATEGY
------------------------------------------------------------------------------------------------
  International Growth     growth of capital and,     invests primarily in common stocks of
  and Income Portfolio     secondarily, current       companies outside the U.S. that the
                           income                     Subadviser considers undervalued by
                                                      the market and offers a potential for
                                                      income
------------------------------------------------------------------------------------------------
  Global Equities          long-term growth of        invests primarily in common stocks or
  Portfolio                capital                    securities with common stock
                                                      characteristics of U.S. and foreign
                                                      issuers that demonstrate the potential
                                                      for appreciation and engages in
                                                      transactions in foreign currencies;
                                                      under normal circumstances, at least
                                                      80% of net assets of the Portfolio
                                                      will be invested in equity securities
------------------------------------------------------------------------------------------------
  Emerging Markets         long-term capital          invests, under normal circumstances,
  Portfolio                appreciation               at least 80% of net assets in common
                                                      stocks and other equity securities of
                                                      companies that its Subadviser believes
                                                      have above-average growth prospects
                                                      primarily in emerging markets outside
                                                      the U.S.
------------------------------------------------------------------------------------------------

SunAmerica Series Trust

Q:  WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS?

A: The following section describes the principal risks of each Portfolio, while the charts beginning on page 29 describe various additional risks.

    Risks of Investing in Equity Securities

    The GROWTH-INCOME, DAVIS VENTURE VALUE, ALLIANCE GROWTH, MFS MASSACHUSETTS INVESTORS TRUST, PUTNAM GROWTH: VOYAGER, BLUE CHIP GROWTH, MFS MID-CAP GROWTH, AGGRESSIVE GROWTH, INTERNATIONAL GROWTH AND INCOME, GLOBAL EQUITIES, and EMERGING MARKETS PORTFOLIOS invest primarily in equity securities. In addition, the SUNAMERICA BALANCED and MFS TOTAL RETURN PORTFOLIOS invest significantly in equities. As with any equity fund, the value of your investment in any of these Portfolios may fluctuate in response to stock market movements. You should be aware that the performance of different types of equity stocks may rise or decline under varying market conditions -- for example, "value" stocks may perform well under circumstances in which "growth" stocks in general have fallen, or vice versa. In addition, individual stocks selected for any of these Portfolios may underperform the market generally, relevant indices or other funds with comparable investment objectives and strategies.

    Risks of Investing in Growth Stocks

    Growth stocks are historically volatile, which will particularly affect the GROWTH-INCOME, ALLIANCE GROWTH, MFS MASSACHUSETTS INVESTORS TRUST, PUTNAM
    GROWTH: VOYAGER, BLUE CHIP GROWTH, MFS MID-CAP GROWTH, AGGRESSIVE GROWTH and INTERNATIONAL GROWTH AND INCOME PORTFOLIOS.

    Risks of Value Investing

    The risk that the portfolio manager's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect, will particularly affect the DAVIS VENTURE VALUE and MFS TOTAL RETURN PORTFOLIOS.

    Risks of Investing in Bonds

    The GLOBAL BOND PORTFOLIO invests primarily in bonds. In addition, the SUNAMERICA BALANCED and MFS TOTAL RETURN PORTFOLIOS may invest significantly in bonds. As with any bond fund, the value of your investment in these Portfolios may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by bond issuers. To the extent a Portfolio is invested in the bond market, movements in the bond market generally may affect its performance. In addition, individual bonds selected for any of these Portfolios may underperform the market generally, relevant indices or other funds with comparable investment objectives and strategies.

    Risks of Investing in Junk Bonds

    The SUNAMERICA BALANCED, MFS TOTAL RETURN, MFS MID-CAP GROWTH and INTERNATIONAL GROWTH AND INCOME PORTFOLIOS also may invest significantly in junk bonds. Junk bonds carry a substantial risk of default or changes in the issuer's creditworthiness, or they may already be in default. A junk bond's market price may fluctuate more than higher-quality securities and may decline significantly. In addition, it may be more difficult for a Portfolio to dispose of junk bonds or to determine their value. Junk bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force a Portfolio to replace the security with a lower yielding security. If this occurs, it will result in a decreased return for you.

    Risks of Investing in Money Market Securities

    You should be aware that an investment in the CASH MANAGEMENT PORTFOLIO is subject to the risk that the value of its investments in high-quality short-term debt obligations ("money market securities") may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal. The CASH MANAGEMENT PORTFOLIO does not seek to maintain a stable net asset value.

    Risks of Investing Internationally

    Except for the CASH MANAGEMENT PORTFOLIO, all of the Portfolios may invest in foreign securities. These securities may be denominated in currencies other than U.S. dollars. Foreign investing presents special risks. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility, and, in addition, foreign securities may not be as liquid as domestic securities.

                                                         SunAmerica Series Trust

    These risks affect all the Portfolios except for the CASH MANAGEMENT PORTFOLIO and are primary risks of the GLOBAL BOND, INTERNATIONAL GROWTH AND INCOME and EMERGING MARKETS PORTFOLIOS.

    Risks of Investing in Emerging Market Countries

    The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing or "emerging market" countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than developed countries. As a result, these markets are generally more volatile than the markets of developed countries. The EMERGING MARKETS PORTFOLIO invests significantly in emerging market countries. In addition, the GLOBAL BOND, INTERNATIONAL GROWTH AND INCOME, MFS MASSACHUSETTS INVESTORS TRUST, MFS MID-CAP GROWTH and GLOBAL EQUITIES PORTFOLIOS may also invest in emerging market countries.

    Risks of Investing in Smaller Companies

    Stocks of smaller companies may be more volatile than, and not as liquid as, those of larger companies. This will particularly affect the PUTNAM GROWTH:
    VOYAGER, AGGRESSIVE GROWTH, INTERNATIONAL GROWTH AND INCOME and EMERGING MARKETS PORTFOLIOS.

    Risks of Investing in a "Non-Diversified" Portfolio

    The GLOBAL BOND PORTFOLIO is organized as a "non-diversified" Portfolio. A non-diversified Portfolio can invest a larger portion of assets in the securities of a single company than can some other mutual funds. By concentrating in a smaller number of securities, a Portfolio's risk is increased because the effect of each security on the Portfolio's performance is greater.

    Risks of Investing in Technology Companies

    Technology companies may react similarly to certain market pressures and events. They may be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, and obsolescence of existing technology. As a result, the returns of a Portfolio that invests in technology companies may be considerably more volatile than those of a fund that does not invest in technology companies.

    Additional Principal Risks

    Shares of the Portfolios are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

Q:  HOW HAVE THE PORTFOLIOS PERFORMED HISTORICALLY?

A: The following Risk/Return Bar Charts and Tables illustrate the risks of investing in the Portfolios by showing changes in the Portfolios' performance from calendar year to calendar year, and comparing the Portfolios' average annual returns to those of an appropriate market index. Fees and expenses incurred at the contract level are not reflected in the bar charts and tables. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                           CASH MANAGEMENT PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                          CASH MANAGEMENT PORTFOLIO CLASS 1
                                                          ---------------------------------
1995                                                                    5.48%
1996                                                                    4.91%
1997                                                                    5.22%
1998                                                                    5.05%
1999                                                                    4.87%
2000                                                                    6.05%
2001                                                                    3.67%
2002                                                                    1.40%
2003                                                                    0.63%
2004                                                                    0.86%

During the period shown in the bar chart, the highest return for a quarter was 1.58% (quarter ended 12/31/00) and the lowest return for a quarter was 0.08% (quarter ended 12/31/03). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was 0.47%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                                PAST ONE   PAST FIVE   PAST TEN
DECEMBER 31, 2004)                                              YEAR       YEARS      YEARS
------------------------------------------------------------------------------------------------------------------------------------
 Cash Management Portfolio Class 1                              0.86%      2.50%       3.80%
------------------------------------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                             GLOBAL BOND PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                              GLOBAL BOND PORTFOLIO CLASS 1
                                                              -----------------------------
1995                                                                     17.64%
1996                                                                      9.36%
1997                                                                     10.03%
1998                                                                     10.87%
1999                                                                     -1.05%
2000                                                                      9.27%
2001                                                                      5.05%
2002                                                                      5.88%
2003                                                                      3.58%
2004                                                                      3.96%

During the period shown in the bar chart, the highest return for a quarter was 5.66% (quarter ended 09/30/98) and the lowest return for a quarter was -1.65% (quarter ended 06/30/04). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was 1.38%.
--------------------------------------------------------------------------------

      AVERAGE ANNUAL TOTAL RETURNS
     (AS OF THE CALENDAR YEAR ENDED         PAST ONE      PAST FIVE   PAST TEN
           DECEMBER 31, 2004)                 YEAR          YEARS      YEARS
------------------------------------------------------------------------------
 Global Bond Portfolio  Class 1               3.96%         5.53%       7.35%
------------------------------------------------------------------------------
 J.P. Morgan Global Government Bond
   Index (hedged)(1)                          4.88%         6.42%       8.10%
------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) The J.P. Morgan Global Government Bond Index (hedged) tracks the performance of bonds throughout the world, including issues from Europe, Australia, the Far East and the United States.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                         SUNAMERICA BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                      SUNAMERICA BALANCED PORTFOLIO CLASS 1
                                                      -------------------------------------
1997                                                                  24.48%
1998                                                                  24.61%
1999                                                                  21.40%
2000                                                                  -9.43%
2001                                                                 -13.14%
2002                                                                 -15.18%
2003                                                                  15.07%
2004                                                                   6.84%

During the period shown in the bar chart, the highest return for a quarter was 15.55% (quarter ended 12/31/98) and the lowest return for a quarter was -11.19% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -2.14%.
--------------------------------------------------------------------------------

              AVERAGE ANNUAL TOTAL RETURNS
             (AS OF THE CALENDAR YEAR ENDED                PAST ONE   PAST FIVE        CLASS 1
                   DECEMBER 31, 2004)                        YEAR       YEARS     SINCE INCEPTION(1)
----------------------------------------------------------------------------------------------------
 SunAmerica Balanced Portfolio Class 1                        6.84%     -3.88%          6.42%
----------------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)                                         10.88%     -2.30%          8.85%
----------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(3)                      4.34%      7.71%          7.24%
----------------------------------------------------------------------------------------------------
 Treasury Bills(4)                                            1.39%      2.67%          3.62%
----------------------------------------------------------------------------------------------------
 Blended Index(4)                                             7.66%      1.98%          8.15%
----------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is June 3, 1996.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

(3) The Lehman Brothers U.S. Aggregate Index combines several Lehman Brothers fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

(4) The Blended Index consists of 55% S&P 500(R) Index, 35% Lehman Brothers U.S. Aggregate Index, and 10% Treasury Bills. Treasury Bills are short-term securities with maturities of one-year or less issued by the U.S. Government.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                           MFS TOTAL RETURN PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                          MFS TOTAL RETURN PORTFOLIO CLASS 1
                                                          ----------------------------------
1995                                                                    27.64%
1996                                                                     9.94%
1997                                                                    16.90%
1998                                                                    19.53%
1999                                                                     2.88%
2000                                                                    17.01%
2001                                                                     0.52%
2002                                                                    -4.85%
2003                                                                    16.86%
2004                                                                    11.30%

During the period shown in the bar chart, the highest return for a quarter was 13.55% (quarter ended 12/31/98) and the lowest return for a quarter was -8.16% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -0.73%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS
               (AS OF THE CALENDAR YEAR ENDED                 PAST ONE   PAST FIVE   PAST TEN
                     DECEMBER 31, 2004)                         YEAR       YEARS     YEARS(1)
---------------------------------------------------------------------------------------------
 MFS Total Return Portfolio Class 1                            11.30%       7.80%     11.37%
---------------------------------------------------------------------------------------------
 S&P 500(R) Index(1)                                           10.88%      -2.30%     12.07%
---------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(2)                        4.34%       7.71%      7.72%
---------------------------------------------------------------------------------------------
 Treasury Bills(3)                                              1.39%       2.67%      3.88%
---------------------------------------------------------------------------------------------
 Blended Index(3)                                               7.66%       1.98%     10.05%
---------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

(2) The Lehman Brothers U.S. Aggregate Index combines several Lehman Brothers fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

(3) The Blended Index consists of 35% Lehman Brothers U.S. Aggregate Index, 55% S&P 500(R) Index and 10% Treasury Bills. Treasury Bills are short-term securities with maturities of one-year or less issued by the U.S. Government.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                            GROWTH-INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                            GROWTH-INCOME PORTFOLIO CLASS 1
                                                            -------------------------------
1995                                                                     34.10%
1996                                                                     24.06%
1997                                                                     33.91%
1998                                                                     30.74%
1999                                                                     30.04%
2000                                                                     -8.34%
2001                                                                    -15.90%
2002                                                                    -21.15%
2003                                                                     25.62%
2004                                                                     11.56%

During the period shown in the bar chart, the highest return for a quarter was 28.51% (quarter ended 12/31/98) and the lowest return for a quarter was -19.39% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -4.94%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS
               (AS OF THE CALENDAR YEAR ENDED                 PAST ONE   PAST FIVE   PAST TEN
                     DECEMBER 31, 2004)                        YEAR       YEARS      YEARS
---------------------------------------------------------------------------------------------
 Growth-Income Portfolio Class 1                               11.56%      -3.16%     12.43%
---------------------------------------------------------------------------------------------
 S&P 500(R) Index(1)                                           10.88%      -2.30%     12.07%
---------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the Index will reflect changes in larger companies more heavily than those in smaller companies.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                         DAVIS VENTURE VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                       DAVIS VENTURE VALUE PORTFOLIO CLASS 1
                                                       -------------------------------------
1995                                                                   37.45%
1996                                                                   24.76%
1997                                                                   34.32%
1998                                                                   13.73%
1999                                                                   16.11%
2000                                                                    9.47%
2001                                                                  -11.32%
2002                                                                  -16.77%
2003                                                                   33.16%
2004                                                                   13.50%

During the period shown in the bar chart, the highest return for a quarter was 21.07% (quarter ended 12/31/98) and the lowest return for a quarter was -14.87% (quarter ended 09/30/98). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was 0.46%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                                PAST ONE   PAST FIVE   PAST TEN
DECEMBER 31, 2004)                                              YEAR       YEARS      YEARS
---------------------------------------------------------------------------------------------
 Davis Venture Value Portfolio Class 1                         13.50%       4.08%     14.02%
---------------------------------------------------------------------------------------------
 S&P 500(R) Index(1)                                           10.88%      -2.30%     12.07%
---------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                           ALLIANCE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                          ALLIANCE GROWTH PORTFOLIO CLASS 1
                                                          ---------------------------------
1995                                                                    43.79%
1996                                                                    29.11%
1997                                                                    31.43%
1998                                                                    52.23%
1999                                                                    33.07%
2000                                                                   -19.47%
2001                                                                   -14.00%
2002                                                                   -31.26%
2003                                                                    25.76%
2004                                                                     7.94%

During the period shown in the bar chart, the highest return for a quarter was 32.57% (quarter ended 12/31/98) and the lowest return for a quarter was -16.67% (quarter ended 03/31/01). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -6.73%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                                PAST ONE   PAST FIVE   PAST TEN
DECEMBER 31, 2004)                                              YEAR       YEARS      YEARS
---------------------------------------------------------------------------------------------
 Alliance Growth Portfolio Class 1                              7.94%      -8.36%     12.31%
---------------------------------------------------------------------------------------------
 Russell 1000(R) Growth Index(1)                                6.30%      -9.29%      9.59%
---------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) The Russell 1000(R) Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                  MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                         MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO CLASS 1
                                         ---------------------------------------------------
1995                                                            32.10%
1996                                                            15.99%
1997                                                            23.22%
1998                                                            29.28%
1999                                                             5.93%
2000                                                            -0.32%
2001                                                           -16.04%
2002                                                           -21.00%
2003                                                            22.50%
2004                                                            11.85%

During the period shown in the bar chart, the highest return for a quarter was 22.03% (quarter ended 12/31/98) and the lowest return for a quarter was -15.56% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -0.95%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                                PAST ONE   PAST FIVE       PAST TEN
DECEMBER 31, 2004)                                              YEAR       YEARS          YEARS
-----------------------------------------------------------------------------------------------------
 MFS Massachusetts Investors Trust Portfolio Class 1           11.85%      -1.96%          8.88%
-----------------------------------------------------------------------------------------------------
 S&P 500(R) Index(1)                                           10.88%      -2.30%         12.07%
-----------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                        PUTNAM GROWTH: VOYAGER PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                   PUTNAM GROWTH: VOYAGER PORTFOLIO CLASS 1
                                                   ----------------------------------------
1995                                                                24.75%
1996                                                                20.37%
1997                                                                32.48%
1998                                                                34.76%
1999                                                                29.71%
2000                                                               -18.06%
2001                                                               -24.16%
2002                                                               -26.41%
2003                                                                23.98%
2004                                                                 5.02%

During the period shown in the bar chart, the highest return for a quarter was 25.28% (quarter ended 12/31/98) and the lowest return for a quarter was -19.65% (quarter ended 03/31/01). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -4.10%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS                                  PAST ONE   PAST FIVE   PAST TEN
(AS OF CALENDAR YEAR ENDED DECEMBER 31, 2004)                   YEAR       YEARS      YEARS
---------------------------------------------------------------------------------------------
 Putnam Growth: Voyager Portfolio Class 1                       5.02%      -9.85%     7.55%
---------------------------------------------------------------------------------------------
 Russell 1000(R) Growth Index(1)                                6.30%      -9.29%     9.59%
---------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) The Russell 1000(R) Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                           BLUE CHIP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                          BLUE CHIP GROWTH PORTFOLIO CLASS 1
                                                          ----------------------------------
2001                                                                   -20.87%
2002                                                                   -29.26%
2003                                                                    25.98%
2004                                                                     5.25%

During the period shown in the bar chart, the highest return for a quarter was 12.86% (quarter ended 12/31/01) and the lowest return for a quarter was -19.10% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -4.21%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED            PAST ONE        CLASS 1
DECEMBER 31, 2004)                          YEAR     SINCE INCEPTION(1)
-----------------------------------------------------------------------
 Blue Chip Growth Portfolio Class 1         5.25%          -9.22%
-----------------------------------------------------------------------
 S&P 500(R) Index(2)                       10.88%          -2.34%
-----------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is July 5, 2000.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                          MFS MID-CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                        MFS MID-CAP GROWTH PORTFOLIO CLASS 1
                                                        ------------------------------------
2000                                                                    9.61%
2001                                                                  -22.62%
2002                                                                  -47.17%
2003                                                                   37.31%
2004                                                                   14.09%

During the period shown in the bar chart, the highest return for a quarter was 26.80% (quarter ended 12/31/01) and the lowest return for a quarter was -35.89% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -6.84%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED  PAST ONE     PAST FIVE          CLASS 1
DECEMBER 31, 2004)                YEAR         YEARS       SINCE INCEPTION(1)
-----------------------------------------------------------------------------
 MFS Mid-Cap Growth Portfolio
 Class 1
                                 14.09%        -6.83%            2.58%
-----------------------------------------------------------------------------
 Russell Midcap(R) Growth
   Index(2)                      15.48%        -3.36%            3.61%
-----------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is April 1, 1999.

(2) The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                          AGGRESSIVE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                        AGGRESSIVE GROWTH PORTFOLIO CLASS 1
                                                        -----------------------------------
1997                                                                   12.35%
1998                                                                   17.43%
1999                                                                   84.66%
2000                                                                  -15.25%
2001                                                                  -31.70%
2002                                                                  -24.71%
2003                                                                   28.57%
2004                                                                   16.72%

During the period shown in the bar chart, the highest return for a quarter was 53.68% (quarter ended 12/31/99) and the lowest return for a quarter was -27.42% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was 0.10%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED            PAST ONE   PAST FIVE        CLASS 1
DECEMBER 31, 2004)                          YEAR       YEARS     SINCE INCEPTION(1)
-----------------------------------------------------------------------------------
 Aggressive Growth Portfolio Class 1       16.72%      -8.14%           6.22%
-----------------------------------------------------------------------------------
 Russell 3000(R) Index(2)                  11.95%      -1.16%           8.79%
-----------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is June 3, 1996.

(2) The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The change in indices was made because the Russell 3000(R) Index is more representative of the Portfolio's investment strategy.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                   INTERNATIONAL GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                 INTERNATIONAL GROWTH AND INCOME PORTFOLIO
                                                                  CLASS 1
                                                 -----------------------------------------
1998                                                               10.83%
1999                                                               24.18%
2000                                                                1.16%
2001                                                              -22.24%
2002                                                              -20.89%
2003                                                               36.85%
2004                                                               20.90%

During the period shown in the bar chart, the highest return for a quarter was 18.57% (quarter ended 06/30/03) and the lowest return for a quarter was -23.49% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -1.09%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED          PAST ONE   PAST FIVE        CLASS 1
DECEMBER 31, 2004)                        YEAR       YEARS     SINCE INCEPTION(1)
---------------------------------------------------------------------------------
 International Growth and Income
   Portfolio Class 1                     20.90%       0.59%          5.55%
---------------------------------------------------------------------------------
 MSCI EAFE(R) Index(2)                   20.25%      -1.13%          4.43%
---------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is June 2, 1997.

(2) The Morgan Stanley Capital International (MSCI) EAFE(R) Index (Europe, Australasia, and Far East) represents the foreign stocks of 21 countries in Europe, Australasia and the Far East.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                           GLOBAL EQUITIES PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                           GLOBAL EQUITIES PORTFOLIO CLASS 1
                                                           ---------------------------------
1995                                                                     19.16%
1996                                                                     14.18%
1997                                                                     15.06%
1998                                                                     22.86%
1999                                                                     30.94%
2000                                                                    -17.26%
2001                                                                    -18.11%
2002                                                                    -26.79%
2003                                                                     26.54%
2004                                                                     11.86%

During the period shown in the bar chart, the highest return for a quarter was 25.50% (quarter ended 12/31/98) and the lowest return for a quarter was -20.67% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -2.60%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE CALENDAR YEAR ENDED DECEMBER 31,  PAST ONE    PAST FIVE    PAST TEN
2004)                                                                       YEAR        YEARS       YEARS
-----------------------------------------------------------------------------------------------------------
 Global Equities Portfolio Class 1                                         11.86%       -6.83%      5.87%
-----------------------------------------------------------------------------------------------------------
 MSCI World Index(SM)(1)                                                   14.72%       -2.45%      8.09%
-----------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) The Morgan Stanley Capital International (MSCI) World Index(SM) measures the performance of companies representative of the market structure of 23 developed market countries in North America, Europe and Asia/Pacific regions.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                           EMERGING MARKETS PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                         EMERGING MARKETS PORTFOLIO CLASS 1
                                                         ----------------------------------
1998                                                                  -24.27%
1999                                                                   77.45%
2000                                                                  -36.38%
2001                                                                   -1.76%
2002                                                                   -7.14%
2003                                                                   52.61%
2004                                                                   24.52%

During the period shown in the bar chart, the highest return for a quarter was 38.80% (quarter ended 12/31/99) and the lowest return for a quarter was -22.17% (quarter ended 09/30/98). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was 2.26%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE CALENDAR YEAR ENDED DECEMBER  PAST ONE   PAST FIVE        CLASS 1
31, 2004)                                                               YEAR       YEARS     SINCE INCEPTION(1)
---------------------------------------------------------------------------------------------------------------
 Emerging Markets Portfolio Class 1                                    24.52%      1.98%           2.84%
---------------------------------------------------------------------------------------------------------------
 MSCI Emerging Markets Free Index(SM)(2)                               25.95%      4.59%           2.79%
---------------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is June 2, 1997.

(2) The Morgan Stanley Capital International (MSCI) Emerging Markets Free Index(SM) measures the performance of companies representative of the market structure of 26 emerging market countries in Europe, Latin America, and the Pacific basin. The MSCI Emerging Markets Free Index excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                                EXPENSE SUMMARY
--------------------------------------------------------------------------------

The table below describes the fees and expenses you may pay if you remain invested in each Portfolio. Each Portfolio's annual operating expenses do not reflect the separate account fees charged in the Variable Contracts, as defined herein, in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)

                                                    CASH                                SUNAMERICA
                                                 MANAGEMENT         GLOBAL BOND          BALANCED           MFS TOTAL RETURN
                                                  PORTFOLIO          PORTFOLIO           PORTFOLIO              PORTFOLIO
                                                -------------   -------------------   ---------------   -------------------------
                                                   CLASS 1            CLASS 1             CLASS 1                CLASS 1
                                                -------------   -------------------   ---------------   -------------------------
Management Fees                                     0.50%              0.69%               0.63%                  0.65%
Distribution and/or Service (12b-1) Fees(1)         0.00%              0.00%               0.00%                  0.02%
Other Expenses                                      0.06%              0.14%               0.09%                  0.07%
Total Annual Portfolio Operating Expenses(1)        0.56%              0.83%               0.72%                  0.74%

                                                GROWTH-INCOME   DAVIS VENTURE VALUE   ALLIANCE GROWTH       MFS MASSACHUSETTS
                                                  PORTFOLIO          PORTFOLIO           PORTFOLIO      INVESTORS TRUST PORTFOLIO
                                                -------------   -------------------   ---------------   -------------------------
                                                   CLASS 1            CLASS 1             CLASS 1                CLASS 1
                                                -------------   -------------------   ---------------   -------------------------
Management Fees                                     0.55%              0.71%               0.61%                  0.70%
Distribution and/or Service (12b-1) Fees(1)         0.03%              0.00%               0.03%                  0.02%
Other Expenses                                      0.06%              0.08%               0.06%                  0.08%
Total Annual Portfolio Operating Expenses(1)        0.64%              0.79%               0.70%                  0.80%

                                                   PUTNAM
                                                   GROWTH:                              MFS MID-CAP
                                                   VOYAGER       BLUE CHIP GROWTH         GROWTH            AGGRESSIVE GROWTH
                                                  PORTFOLIO        PORTFOLIO(2)          PORTFOLIO              PORTFOLIO
                                                -------------   -------------------   ---------------   -------------------------
                                                   CLASS 1            CLASS 1             CLASS 1                CLASS 1
                                                -------------   -------------------   ---------------   -------------------------
Management Fees                                     0.83%              0.70%               0.75%                  0.71%
Distribution and/or Service (12b-1) Fees(1)         0.02%              0.00%               0.02%                  0.00%
Other Expenses                                      0.08%              0.22%               0.07%                  0.09%
Total Annual Portfolio Operating Expenses(1)        0.93%              0.92%               0.84%                  0.80%

                                                INTERNATIONAL
                                                 GROWTH AND                              EMERGING
                                                   INCOME         GLOBAL EQUITIES         MARKETS
                                                  PORTFOLIO          PORTFOLIO           PORTFOLIO
                                                -------------   -------------------   ---------------
                                                   CLASS 1            CLASS 1             CLASS 1
                                                -------------   -------------------   ---------------
Management Fees                                     0.95%              0.78%               1.25%
Distribution and/or Service (12b-1) Fees(1)         0.02%              0.03%               0.03%
Other Expenses                                      0.27%              0.17%               0.32%
Total Annual Portfolio Operating Expenses(1)        1.24%              0.98%               1.60%

---------------

(1) Through expense offset arrangements resulting from broker commission recapture, a portion of the portfolio's distribution and/or service fees and other expenses have been reduced. For the period February 1, 2004 to November 30, 2004, broker commission recapture amounts received by certain Portfolios were used to offset the Portfolio's distribution fees. For the period December 1, 2004 to January 31, 2005, broker commission recapture amounts received by certain Portfolios were used to offset the Portfolio's other expenses. "Distribution and/or Service (12b-1) Fees" and "Other Expenses" do not take

SunAmerica Series Trust

    into account these expense reductions and are therefore higher than the actual distribution fees and other expenses of the Portfolio. Had the expense reductions been taken into account, "Total Annual Portfolio Operating Expenses" for Class 1 would have been as follows:

                                                   Class 1
                                                   -------
SunAmerica Balanced Portfolio*                      0.72%
MFS Total Return Portfolio                          0.72%
Growth-Income Portfolio                             0.61%
Davis Venture Value Portfolio                       0.79%
Alliance Growth Portfolio                           0.67%
MFS Massachusetts Investors Trust Portfolio         0.78%
Putnam Growth: Voyager Portfolio                    0.91%
Blue Chip Growth Portfolio*                         0.85%
MFS Mid-Cap Growth Portfolio                        0.82%
Aggressive Growth Portfolio*                        0.80%
International Growth and Income Portfolio           1.22%
Global Equities Portfolio                           0.95%
Emerging Markets Portfolio                          1.57%

---------------
* The amount by which brokerage commission recapture amounts reduced Portfolio expenses was less than 0.01%.

(2) The Adviser is voluntarily waiving fees and/or reimbursing expenses so that the total net expense ratios for the following Portfolios do not exceed the amounts set forth below:

                                   Class 1
                                   -------
Blue Chip Growth Portfolio*         0.85%

 These waivers and reimbursements are voluntary and may be terminated at any time.

                                                         SunAmerica Series Trust

EXAMPLE

This Example is intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year, reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the gross expenses shown in the fee table, your costs would be:

                                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                            ------   -------   -------   --------
Cash Management Portfolio.................................   $ 57     $179      $313      $  701
Global Bond Portfolio.....................................     85      265       460       1,025
SunAmerica Balanced Portfolio*............................     74      230       401         894
MFS Total Return Portfolio*...............................     76      237       411         918
Growth-Income Portfolio*..................................     65      205       357         798
Davis Venture Value Portfolio*............................     81      252       439         978
Alliance Growth Portfolio*................................     72      224       390         871
MFS Massachusetts Investors Trust Portfolio*..............     82      255       444         990
Putnam Growth: Voyager Portfolio*.........................     95      296       515       1,143
Blue Chip Growth Portfolio*...............................     94      293       509       1,131
MFS Mid-Cap Growth Portfolio*.............................     86      268       466       1,037
Aggressive Growth Portfolio...............................     82      255       444         990
International Growth and Income Portfolio*................    126      393       681       1,500
Global Equities Portfolio*................................    100      312       542       1,201
Emerging Markets Portfolio*...............................    163      505       871       1,900

---------------

* The Example does not take into account voluntary fee waivers and/or expense reimbursements by the Adviser and expense reductions resulting from brokerage commission recapture amounts. The fee waivers and/or expense reimbursements will continue indefinitely, but may be terminated at any time.

The following are your costs after these fee waivers and/or expense reimbursements and expense reductions.

                                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                            ------   -------   -------   --------
SunAmerica Balanced Portfolio*............................   $ 74     $230      $401      $  894
MFS Total Return Portfolio................................     74      230       401         894
Growth-Income Portfolio...................................     62      195       340         762
Davis Venture Value Portfolio*............................     81      252       439         978
Alliance Growth Portfolio.................................     68      214       373         835
MFS Massachusetts Investors Trust Portfolio...............     80      249       433         966
Putnam Growth: Voyager Portfolio..........................     93      290       504       1,120
Blue Chip Growth Portfolio*...............................     87      271       471       1,049
MFS Mid-Cap Growth Portfolio..............................     84      262       455       1,014
Aggressive Growth Portfolio*..............................     82      255       444         990
International Growth and Income Portfolio.................    124      387       670       1,477
Global Equities Portfolio.................................     97      303       525       1,166
Emerging Markets Portfolio................................    160      496       855       1,867

---------------

* The amount of the voluntary fee waiver and/or expense reimbursement by the Advisor was less than $1.00.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                              ACCOUNT INFORMATION
--------------------------------------------------------------------------------

Class 1 shares of the Portfolios are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts") offered by life insurance companies affiliated with AIG SunAmerica Asset Management Corp. ("SAAMCo" or the "Adviser"), the Trust's investment adviser and manager. The term "Manager" as used in this Prospectus means either SAAMCo or other registered investment advisers that serve as subadvisers to the Trust, as the case may be. All shares of the Trust are owned by "Separate Accounts" of the life insurance companies. If you would like to invest in a Portfolio, you must purchase a Variable Contract from one of the life insurance companies. The Trust offers these classes of shares: Class 1, Class 2 and Class 3 shares. Class 1 shares of the Portfolios, which are issued only in connection with certain variable contracts, are offered through this Prospectus. Class 2 and Class 3 shares are offered through a separate Prospectus.

You should be aware that the Variable Contracts involve fees and expenses that are not described in this prospectus, and that the contracts also may involve certain restrictions and limitations. Certain Portfolios may not be available in connection with a particular contract. You will find information about purchasing a Variable Contract and the Portfolios available to you in the prospectus that offers the contracts, which accompanies this Prospectus.

The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts through the various life insurance companies. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

DISTRIBUTION (12B-1) PLAN

Effective November 30, 2004, the 12b-1 plan for Class 1 shares of each Portfolio was terminated. Through November 30, 2004, each Portfolio, other than the Cash Management Portfolio, could have participated in directed brokerage programs, whereby a portion of the brokerage commissions generated by a Portfolio would be used to make payments to AIG SunAmerica Capital Services, Inc. (the "Distributor") to pay for various distribution activities. Such payments to the Distributor could not exceed an annual rate of 0.75% of the average daily net assets of Class 1 shares of each Portfolio. The distribution fees were used to compensate the Distributor and certain financial intermediaries to pay for activities principally intended to result in the sale of Class 1 shares of each Portfolio. Accordingly, for the year ended January 31, 2005, distribution fees were paid based on the aforementioned rate.

TRANSACTION POLICIES

VALUATION OF SHARES. The net asset value per share ("NAV") for each Portfolio and class is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets of each class by the number of such class's outstanding shares. The NAV for each Portfolio also may be calculated on any other day in which there is sufficient liquidity in the securities held by the Portfolio. As a result, the value of the Portfolio's shares may change on days when you will not be able to purchase or redeem your shares.

Investments for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless, in accordance with pricing procedures approved by the Trust's Board, the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures approved by the Board.

                                                         SunAmerica Series Trust

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. The Trust uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Certain of the Portfolios may invest to a large extent in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not price its shares. As a result, the value of these Portfolios' shares may change on days when the Trust is not open for purchases or redemptions.

BUY AND SELL PRICES. The Separate Accounts buy and sell shares of a Portfolio at NAV, without any sales or other charges.

EXECUTION OF REQUESTS. The Trust is open on those days when the New York Stock Exchange is open for regular trading. Buy and sell requests are executed at the next NAV to be calculated after the request is accepted by the Trust. If the order is received by the Trust, or the insurance company as its authorized agent, before the Trust's close of business (generally 4:00 p.m., Eastern time), the order will receive that day's closing price. If the order is received after that time, it will receive the next business day's closing price.

During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven business days or longer, as allowed by federal securities laws.

FREQUENT PURCHASES AND REDEMPTIONS OF SHARES

The Portfolios, which are offered only through Variable Contracts, are intended for long-term investment and not as frequent short-term trading ("market timing") vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers or redemptions should not acquire Variable Contracts that relate to shares of the Portfolios. The Board of Trustees has adopted policies and procedures with respect to market timing activity as discussed below.

The Trust believes that market timing activity is not in the best interest of its Portfolios' performance or their participants. Market timing can disrupt the ability of a Manager to invest assets in an orderly, long-term manner, which may have an adverse impact on the performance of the Portfolios. In addition, market timing may increase a Portfolio's expenses through: increased brokerage, transaction and administrative costs; forced and unplanned portfolio turnover; and large asset swings that decrease a Portfolio's ability to provide maximum investment return to all participants. This in turn can have an adverse effect on Portfolio performance.

Since certain Portfolios invest significantly in foreign securities and/or high yield fixed income securities ("junk bonds"), they may be particularly vulnerable to market timing. For a description of those Portfolios investing significantly in junk bonds or foreign securities, see page 6 and 7 of the Prospectus, respectively. Market timing in Portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a Portfolio's international portfolio securities trade and the time as of which the Portfolio's net asset value is calculated. Market timing in Portfolios investing

SunAmerica Series Trust

significantly in junk bonds may occur if market prices are not readily available for a Portfolio's junk bond holdings. Market timers may purchase shares of a Portfolio based on events occurring after foreign market closing prices are established but before calculation of the Portfolio's net asset value, or if they believe market prices for junk bonds are not accurately reflected by a Portfolio. One of the objectives of the Trust's fair value pricing procedures is to minimize the possibilities of this type of market timing (see "Transaction Policies -- Valuation of Shares").

Shares of the Portfolios are generally held through insurance company separate accounts. The ability of the Trust to monitor transfers made by the participants in separate accounts maintained by financial intermediaries is limited by the institutional nature of these omnibus accounts. The Board's policy is that the Portfolios must rely on the insurance company separate account to both monitor market timing within a Portfolio and attempt to prevent it through their own policies and procedures. In situations in which the Trust becomes aware of possible market timing activity, it will notify the insurance company separate account in order to help facilitate the enforcement of such entity's market timing policies and procedures. There is no guarantee that the Trust will be able to detect market timing activity or the participants engaged in such activity, or, if it is detected, to prevent its recurrence. Whether or not the Trust detects it, if market timing activity occurs, then you should anticipate that you will be subject to the disruptions and increased expenses discussed above. The Trust reserves the right, in its sole discretion and without prior notice, to reject or refuse purchase orders received from insurance company separate accounts, whether directly or by transfer, including orders that have been accepted by a financial intermediary, that the Trust determines not to be in the best interest of the Portfolios. Such rejections or refusals will be applied uniformly without exception.

Please review your Variable Contract prospectus for more information regarding the insurance company's market timing policies and procedures, including any restrictions or limitations that the insurance company separate account may impose with respect to trades made through a Variable Contract.

Please refer to the documents pertaining to your Variable Contract prospectus on how to direct investments in or redemptions from (including making transfers into or out of) the Portfolios and any fees that may apply.

PORTFOLIO HOLDINGS

The Trust's policies and procedures with respect to the disclosure of the Portfolios' securities are described in the Statement of Additional Information.

DIVIDEND POLICIES AND TAXES

DISTRIBUTIONS. For each Portfolio, dividends from net investment income and capital gain distributions, if any, are declared and paid annually.

DISTRIBUTION REINVESTMENT. The dividends and distributions will be reinvested automatically in additional shares of the same Portfolio on which they were paid.

TAXABILITY OF A PORTFOLIO. Each Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. As long as each Portfolio is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                     MORE INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT STRATEGIES

Each Portfolio has its own investment goal and principal investment strategy for pursuing it as described in the charts beginning on page 3. The charts below summarize information about each Portfolio's investments. We have included a glossary to define the investment and risk terminology used in the charts and throughout this Prospectus. Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase under normal market conditions. You should consider your ability to assume the risks involved before investing in a Portfolio through one of the Variable Contracts.


---------------------------------------------------------------------------------------------------------------------------------
                                                     FIXED INCOME PORTFOLIOS
---------------------------------------------------------------------------------------------------------------------------------
                                                           CASH
                                                        MANAGEMENT                                 GLOBAL BOND
---------------------------------------------------------------------------------------------------------------------------------
  What are the Portfolio's principal     - Fixed income securities:                 - Fixed income securities (at least 80%):
  investments?                             - U.S. treasury bills                      - U.S. and non-U.S. government
                                           - agency discount notes                      securities
                                           - commercial paper                         - investment grade corporate bonds
                                           - corporate debt instruments               - mortgage and asset-backed securities
                                         - Short-term investments                   - Short-term investments
                                           - repurchase agreements                  - Currency transactions
                                           - bank obligations                       - Foreign securities
---------------------------------------------------------------------------------------------------------------------------------
  What other types of investments or     N/A                                        - Options and futures
  strategies may the Portfolio use to a                                             - Forward commitments
  significant extent?                                                               - Mortgage and currency swaps
                                                                                    - Credit, interest-rate and total return
                                                                                      swaps
                                                                                    - Hybrid instruments
                                                                                    - Deferred interest bonds
                                                                                    - Inverse floaters
                                                                                    - Illiquid securities (up to 15%)
                                                                                    - Pass-through securities
                                                                                    - Borrowing for temporary or emergency
                                                                                      purposes (up to 33 1/3%)
---------------------------------------------------------------------------------------------------------------------------------
  What other types of investments may    - Short-term investments                   - Mortgage dollar rolls
  the Portfolio use as part of             - municipal obligations                  - Zero coupon, deferred interest and PIK
  efficient portfolio management or to                                                bonds
  enhance return?                                                                   - Firm commitments and when-issued or
                                                                                      delayed -- delivery transactions
                                                                                    - Forward commitments
                                                                                    - Loan participations and assignments
                                                                                    - Securities lending (up to 33 1/3%)
                                                                                    - Interest rate swaps, caps and collars
---------------------------------------------------------------------------------------------------------------------------------
  What additional risks normally affect  - Interest rate fluctuations               - Credit quality
  the Portfolio?                         - Securities selection                     - Currency volatility
                                                                                    - Derivatives
                                                                                    - Emerging markets
                                                                                    - Foreign exposure
                                                                                    - Hedging
                                                                                    - Illiquidity
                                                                                    - Interest rate fluctuations
                                                                                    - Market volatility
                                                                                    - Non-diversified status
                                                                                    - Prepayment
                                                                                    - Securities selection
---------------------------------------------------------------------------------------------------------------------------------

SunAmerica Series Trust


---------------------------------------------------------------------------------------------------------------------------------
                                             BALANCED OR ASSET ALLOCATION PORTFOLIOS
---------------------------------------------------------------------------------------------------------------------------------
                                                       SUNAMERICA
                                                        BALANCED                                MFS TOTAL RETURN
---------------------------------------------------------------------------------------------------------------------------------
  What are the Portfolio's principal   - Equity securities:                        - Equity securities (at least 40%, but not
  investments?                           - common stocks                             more than 75%):
                                       - Fixed income securities (at least 25%):     - common stocks
                                         - U.S. government securities                - convertible securities
                                         - corporate debt instruments                - rights
                                                                                   - Fixed income securities (at least 25%):
                                                                                     - U.S. government securities
                                                                                     - pass-through securities
                                                                                     - corporate debt instruments
                                                                                     - preferred stocks
---------------------------------------------------------------------------------------------------------------------------------
  What other types of investments or   - Equity securities:                        - Foreign securities (up to 20%):
  strategies may the Portfolio use to    - small-cap stocks (up to 20%)              - Brady bonds
  a significant extent?                - Short-term investments                      - depositary receipts
                                       - Defensive investments                       - fixed income securities (U.S. dollar
                                       - Foreign securities                            denominated)
                                       - Illiquid securities (up to 15%)           - Junk bonds (up to 10%)
                                       - Junk bonds (up to 15%)                    - Securities lending (up to 33 1/3%)
                                                                                   - Emerging markets
---------------------------------------------------------------------------------------------------------------------------------
  What other types of investments may  - Options and futures                       - Municipal bonds
  the Portfolio use as part of         - Currency transactions                     - Warrants
  efficient portfolio management or    - Borrowing for temporary or emergency      - Zero-coupon, deferred interest and PIK
  to enhance return?                     purposes (up to 33 1/3%)                    bonds
                                       - Securities lending (up to 33 1/3%)        - When-issued and delayed-delivery
                                                                                     transactions
                                                                                   - Hybrid instruments
                                                                                   - Inverse floaters
                                                                                   - Options and futures
                                                                                   - Currency transactions
                                                                                   - Forward commitments
                                                                                   - Registered investment companies
                                                                                   - Short-term investments
                                                                                     - repurchase agreements
                                                                                   - Loan participations
                                                                                   - Equity swaps
                                                                                   - Roll transactions
                                                                                   - Short sales
                                                                                   - Variable and floating rate obligations
---------------------------------------------------------------------------------------------------------------------------------
  What additional risks normally       - Active trading                            - Active trading
  affect the Portfolio?                - Credit quality                            - Credit quality
                                       - Currency volatility                       - Foreign exposure
                                       - Derivatives                               - Interest rate fluctuations
                                       - Foreign exposure                          - Market volatility
                                       - Hedging                                   - Prepayment
                                       - Illiquidity                               - Securities selection
                                       - Interest rate fluctuations
                                       - Market volatility
---------------------------------------------------------------------------------------------------------------------------------

                                                         SunAmerica Series Trust


---------------------------------------------------------------------------------------------
                                      EQUITY PORTFOLIOS
---------------------------------------------------------------------------------------------
                                   DAVIS VENTURE                               MFS
                GROWTH-INCOME          VALUE          ALLIANCE GROWTH     MASSACHUSETTS
                                                                         INVESTORS TRUST
---------------------------------------------------------------------------------------------
  What are     - Equity          - Equity            - Equity            - Equity
  the            securities:       securities:         securities:         securities
  Portfolio's    - large-cap       - large-cap         - large-cap         (at least
  principal        stocks            stocks              stocks            65%):
 investments?    - mid-cap                                                 - common
                   stocks                                                    stocks
                                                                           - convertible
                                                                             securities
                                                                         - Fixed income
                                                                           securities:
                                                                           - preferred
                                                                             stocks
                                                                         - Foreign
                                                                           securities:
                                                                           - depositary
                                                                             receipts
---------------------------------------------------------------------------------------------
  What other   - Foreign         - Equity            - Foreign           - Foreign
  types of       securities        securities:         securities          securities
  investments    (up to 25%)       - mid-cap stocks    (up to 25%)         (up to 20%)
  or                             - Foreign                               - Securities
  strategies                       securities                              lending
  may the                                                                  (up to
  Portfolio                                                                33 1/3%)
  use to a
  significant
  extent?
---------------------------------------------------------------------------------------------
  What other   - Short-term      - Short-term        - Short-term        - Warrants and
  types of       investments       investments         investments         rights
  investments  - Defensive       - Defensive         - Defensive         - When issued
  may the        investments       investments         investments         and delayed-
  Portfolio    - Borrowing for   - U.S. government   - Borrowing for       delivery
  use as part    temporary or      securities          temporary or        transactions
  of             emergency                             emergency         - Futures
  efficient      purposes                              purposes          - Currency
  portfolio      (up to                                (up to 33 1/3%)     transactions
  management     33 1/3%)                            - Options and       - Forward
  or to        - Options and                           futures             commitments
  enhance        futures                                                 - Registered
  return?                                                                  investment
                                                                           companies
                                                                         - Short-term
                                                                           investments
                                                                           - repurchase
                                                                             agreements
                                                                         - Emerging
                                                                           markets
                                                                         - Fixed income
                                                                           securities:
                                                                           - corporate
                                                                             debt
                                                                             instruments
                                                                           - U.S.
                                                                             government
                                                                             securities
                                                                           - zero coupon,
                                                                             deferred
                                                                             interest and
                                                                             PIK bonds
                                                                         - Roll
                                                                           transactions
                                                                         - Variable and
                                                                           floating rate
                                                                           obligations
---------------------------------------------------------------------------------------------
  What         - Active trading  - Foreign exposure  - Active trading    - Emerging
  additional   - Derivatives     - Large cap         - Derivatives         markets
  risks        - Foreign           companies         - Foreign exposure  - Foreign
  normally       exposure        - Market            - Growth stocks       exposure
  affect the   - Growth stocks     volatility        - Large cap         - Growth stocks
  Portfolio?   - Large cap       - Medium sized        companies         - Large cap
                 companies         companies         - Market              companies
               - Market          - Securities          volatility        - Market
                 volatility        selection         - Securities          volatility
               - Medium sized                          selection         - Securities
                 companies                                                 selection
               - Securities
                 selection
---------------------------------------------------------------------------------------------

SunAmerica Series Trust


---------------------------------------------------------------------------------------------------
                                         EQUITY PORTFOLIOS
---------------------------------------------------------------------------------------------------
                   PUTNAM GROWTH:                           MFS MID-CAP
                      VOYAGER         BLUE CHIP GROWTH         GROWTH        AGGRESSIVE GROWTH
---------------------------------------------------------------------------------------------------
  What are the   - Equity            - Equity            - Equity            - Equity
  Portfolio's      securities          securities (at      securities (at      securities:
  principal        - common stock      least 80%):         least 80%):         - small-cap
  investments?                         - large-cap         - common stocks       stocks
                                         stocks            - mid-cap stocks    - mid-cap stocks
                                                           - convertible       - convertible
                                                             securities          securities
                                                         - Fixed income        - warrants
                                                           securities:       - Defensive
                                                           - preferred         investments
                                                             stocks
                                                         - Foreign
                                                           securities (up
                                                           to 20%):
                                                           - depositary
                                                             receipts
---------------------------------------------------------------------------------------------------
  What other     - Foreign           - Equity            - Junk bonds        - Equity
  types of         securities (up      securities          (up to 10%)         securities:
  investments      to 20%)             - small-cap                             - large-cap
  or strategies                          stocks                                  stocks
  may the                              - mid-cap stocks
  Portfolio use                      - Foreign
  to a                                 securities
  significant
  extent?
---------------------------------------------------------------------------------------------------
  What other     - Short-term        - Short-term        - Equity            - Borrowing for
  types of         investments         investments         securities:         temporary or
  investments    - Currency            (up to 10%)         - warrants and      emergency
  may the          transactions      - Defensive             rights            purposes
  Portfolio use  - Defensive           instruments       - Fixed income        (up to 33 1/3%)
  as part of       investments       - Options and         securities:       - Options and
  efficient      - Borrowing for       futures             - corporate debt    futures
  portfolio        temporary or      - Borrowing for         instruments     - Illiquid
  management or    emergency           temporary or        - U.S.              securities
  to enhance       purposes            emergency             government        (up to 15%)
  return?        - Options and         purposes              securities      - Short-term
                   futures             (up to 33 1/3%)     - zero-coupon,      investments
                 - Warrants          - Securities            deferred        - IPOs
                 - Hybrid              lending               interest and
                   instruments         (up to 33 1/3%)       PIK bonds
                 - IPOs                                  - Short sales
                                                         - When issued and
                                                           delayed-
                                                           delivery
                                                           transactions
                                                         - Options and
                                                           futures
                                                         - Currency
                                                           transactions
                                                         - Forward
                                                           commitments
                                                         - Registered
                                                           investment
                                                           companies
                                                         - Short-term
                                                           investments
                                                         - Securities
                                                           lending
                                                           (up to 33 1/3%)
                                                         - Variable and
                                                           floating rate
                                                           obligations
---------------------------------------------------------------------------------------------------
  What           - Currency          - Active trading    - Active trading    - Active trading
  additional       volatility        - Derivatives       - Credit quality    - Derivatives
  risks          - Derivatives       - Foreign exposure  - Emerging markets  - Growth stocks
  normally       - Foreign exposure  - Growth stocks     - Foreign exposure  - Hedging
  affect the     - Growth stocks     - Hedging           - Growth stocks     - Illiquidity
  Portfolio?     - Hedging           - Large cap         - Market            - IPO investing
                 - IPO investing       companies           volatility        - Market
                 - Market            - Market            - Medium sized        volatility
                   volatility          volatility          companies         - Securities
                 - Securities        - Securities        - Securities          selection
                   selection           selection           selection         - Small and medium
                                                                               sized companies
                                                                             - Technology
                                                                               sector
---------------------------------------------------------------------------------------------------

                                                         SunAmerica Series Trust


------------------------------------------------------------------------------
                           INTERNATIONAL PORTFOLIOS
------------------------------------------------------------------------------
                      INTERNATIONAL
                    GROWTH AND INCOME    GLOBAL EQUITIES     EMERGING MARKETS
------------------------------------------------------------------------------
  What are the      - Equity            - Equity            - Equity
  Portfolio's         securities:         securities (at      securities:
  principal           - large-cap         least 80%):         - small-cap
  investments?          stocks            - large-cap           stocks
                        (foreign)           stocks            - mid-cap stocks
                    - Foreign             - mid-cap stocks  - Foreign
                      securities        - Foreign             securities:
                                          securities          - emerging
                                                              markets
                                                              (at least 80%)
------------------------------------------------------------------------------
  What other types  - Equity            - Foreign           - Hybrid
  of investments      securities:         securities:         instruments
  or strategies       - mid-cap stocks    - emerging        - Equity swaps
  may the               (foreign)           markets         - Options and
  Portfolio use to  - Foreign                                 futures
  a significant       securities:
  extent?             - emerging
                        markets
                    - Fixed income
                      securities:
                      - junk bonds
                       (up to 20%)
------------------------------------------------------------------------------
  What other types  - Equity            - Short-term        - Illiquid
  of investments      securities:         investments         securities
  may the             - small-cap       - Currency            (up to 15%)
  Portfolio use as      stocks            transactions      - Borrowing for
  part of               (foreign)       - Defensive           temporary or
  efficient           - large-cap         investments         emergency
  portfolio             stocks (U.S.)   - Borrowing for       purposes
  management or to  - Currency            temporary or        (up to 33 1/3%)
  enhance return?     transactions        emergency         - Currency
                    - Short-term          purposes (up to     transactions
                      investments         33 1/3%)          - Short term
                    - Hybrid            - Options and         investments
                      instruments         futures           - IPOs
                    - Equity swaps
                    - IPOs
------------------------------------------------------------------------------
  What additional   - Active trading    - Active trading    - Active trading
  risks normally    - Credit quality    - Currency          - Currency
  affect the        - Currency            volatility          volatility
  Portfolio?          volatility        - Derivatives       - Derivatives
                    - Emerging markets  - Emerging markets  - Emerging markets
                    - Foreign exposure  - Foreign exposure  - Foreign exposure
                    - Growth stocks     - Growth stocks     - Growth stocks
                    - Hedging           - Hedging           - Illiquidity
                    - IPO investing     - Market            - IPO investing
                    - Market              volatility        - Market
                      volatility        - Securities          volatility
                    - Securities          selection         - Securities
                      selection                               selection
------------------------------------------------------------------------------

SunAmerica Series Trust

--------------------------------------------------------------------------------

                                    GLOSSARY
--------------------------------------------------------------------------------

INVESTMENT TERMINOLOGY

BORROWING FOR TEMPORARY OR EMERGENCY PURPOSES involves the borrowing of cash or securities by a Portfolio in limited circumstances, including to meet redemptions. Borrowing will cost a Portfolio interest expense and other fees. Borrowing may exaggerate changes in a Portfolio's net asset value and the cost may reduce a Portfolio's return.

CREDIT SWAPS involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of an underlying security. Credit swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive or make a payment from the other party upon the occurrence of specified credit events.

CURRENCY SWAPS involve the exchange of the parties' respective rights to make or receive payments in specified currencies.

CURRENCY TRANSACTIONS include the purchase and sale of currencies to facilitate the settlement of securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates or to enhance returns.

DEFENSIVE INVESTMENTS include high quality fixed income securities, repurchase agreements and other money market instruments. A Portfolio may make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.

EQUITY SECURITIES, such as COMMON STOCKS, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as CONVERTIBLE PREFERRED STOCK, CONVERTIBLE BONDS, WARRANTS and RIGHTS, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

     - CONVERTIBLE SECURITIES are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.

     - MARKET CAPITALIZATION RANGES. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding securities of the company. Generally, large-cap stocks will include companies that fall within the range of the Russell 1000 Index, mid-cap stocks will include companies that fall within the capitalization range of the Russell Midcap Index(R), and small-cap stocks will include companies that fall within the range of the Russell 2000(R) Index.

       Due to fluctuations in market conditions, there may be some overlap among capitalization categories. The market capitalization of companies within any Portfolio's investments may change over time; however, a Portfolio will not sell a stock just because a company has grown to a market capitalization outside the appropriate range. The Portfolios may, on occasion, purchase companies with a market capitalization above/or below the range.

     - WARRANTS are rights to buy common stock of a company at a specified price during the life of the warrant.

     - RIGHTS represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

                                                         SunAmerica Series Trust

EQUITY SWAPS allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities or an index) for a component of return on another non-equity or equity investment.

FIRM COMMITMENT AGREEMENTS and WHEN-ISSUED or DELAYED-DELIVERY TRANSACTIONS call for the purchase or sale of securities at an agreed-upon price on a specified future date. At the time of delivery of the securities, the value may be more or less than the purchase price.

FIXED INCOME SECURITIES are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a SENIOR FIXED INCOME SECURITY is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities include:

     - U.S. GOVERNMENT SECURITIES are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

     - CORPORATE DEBT INSTRUMENTS (BONDS, NOTES AND DEBENTURES) are securities representing a debt of a corporation. The issuer is obligated to repay a principal amount of indebtedness at a stated time in the future and in most cases to make periodic payments of interest at a stated rate.

     - An INVESTMENT GRADE FIXED INCOME SECURITY is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by the Adviser or Subadviser). The two best-known debt rating agencies are S&P and Moody's. INVESTMENT GRADE refers to any security rated "BBB" or above by S&P or "Baa" or above by Moody's.

     - A JUNK BOND is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.

     - PASS-THROUGH SECURITIES involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include MORTGAGE-BACKED SECURITIES, COLLATERALIZED MORTGAGE OBLIGATIONS, COMMERCIAL MORTGAGE-BACKED SECURITIES, and ASSET-BACKED SECURITIES.

     - PREFERRED STOCKS receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.

     - ZERO-COUPON BONDS, DEFERRED INTEREST BONDS AND PIK BONDS. Zero coupon and deferred interest bonds are debt obligations issued or purchased at a significant discount from face value. A step-coupon bond is one in which a change in interest rate is fixed contractually in advance. Payable-in-kind ("PIK") bonds are debt obligations that provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations.

FOREIGN SECURITIES are issued by companies located outside of the United States, including emerging markets. Foreign securities may include foreign corporate and government bonds, foreign equity securities, foreign investment companies, passive foreign investment companies ("PFICs"), American Depositary Receipts ("ADRs") or other similar securities that represent interests in foreign equity securities, such as European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). An EMERGING

SunAmerica Series Trust

MARKET country is generally one with a low or middle income economy that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and economic conditions and the list of emerging market countries may vary by Adviser or Subadviser.

FORWARD COMMITMENTS are commitments to purchase or sell securities at a future date. A Portfolio purchasing a forward commitment assumes the risk of any decline in value of the securities beginning on the date of the agreement. Similarly, a Portfolio selling such securities does not participate in further gains or losses on the date of the agreement.

HYBRID INSTRUMENTS, such as INDEXED STRUCTURED SECURITIES (i.e., Standard and Poor's Depositary Receipts ("SPDRs") and iShares(SM)) and other EXCHANGE TRADED FUNDS ("ETFS"), can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero.

ILLIQUID/RESTRICTED SECURITIES are subject to legal or contractual restrictions that may make them difficult to sell. A security that cannot easily be sold within seven days will generally be considered illiquid. Certain restricted securities (such as Rule 144A securities) are not generally considered illiquid because of their established trading market.

INTEREST RATE SWAPS, CAPS, FLOORS AND COLLARS. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

INVERSE FLOATERS are leveraged inverse floating rate debt instruments. The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid securities for purposes of a Portfolio's 15% limitation on investments in such securities.

LOAN PARTICIPATIONS AND ASSIGNMENTS are investments in which a Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. As a result, a Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

MORTGAGE SWAPS are similar to interest-rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, upon which the value of the interest payments is based, is tied to a reference pool or pools of mortgages.

                                                         SunAmerica Series Trust

OPTIONS AND FUTURES are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets, instruments or a market or economic index. An option gives its owner the right, but not the obligation, to buy ("call") or sell ("put") a specified amount of a security at a specified price within a specified time period. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price. Certain Portfolios may also purchase and write (sell) option contracts on swaps, commonly referred to as swaptions. A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed-upon terms.

REGISTERED INVESTMENT COMPANIES are investments by a Portfolio in other investment companies which are registered in accordance with the federal securities laws.

ROLL TRANSACTIONS involve the sale of mortgage or other asset-backed securities ("roll securities") with the commitment to purchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date.

SECURITIES LENDING involves a loan of securities by a Portfolio in exchange for cash or collateral. A Portfolio earns interest on the loan while retaining ownership of the security.

SHORT SALES involve the selling of a security which the Portfolio does not own in anticipation of a decline in the market value of the security. In such transactions the Portfolio borrows the security for delivery to the buyer and must eventually replace the borrowed security for return to the lender. The Portfolio bears the risk that price at the time of replacement may be greater than the price at which the security was sold. A short sale is "against the box" to the extent that a Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short.

SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses. With respect to the Cash Management Portfolio, short-term investments may also include investment in taxable municipal obligations which are debt obligations of a state or local government entity and an outgrowth of the tax reform act of 1986, which restricted the issuance of traditional tax-exempt securities. Taxable municipal bonds are issued as private purpose bonds to finance such prohibited projects as a sports stadium, as municipal revenue bonds where caps apply, or as public purpose bonds where the 10% private use limitation has been exceeded.

TOTAL RETURN SWAPS are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component.

VARIABLE AND FLOATING RATE OBLIGATIONS normally will involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate, such as rates on Treasury Bonds or Bills or the prime rate at a major commercial bank, and that a bondholder can demand payment of the obligations on behalf of the Portfolio on short notice at par plus accrued interest, which amount may be more or less than the amount the bondholder paid for them. The maturity of floating or variable rate obligations (including participation interests therein) is deemed to be the longer of (i) the notice period required before a Portfolio is entitled to receive payment of the obligation upon demand or (ii) the period remaining until the obligation's next interest rate adjustment. If not redeemed by the Portfolio through the demand feature, the obligations mature on a specified date which may range up to thirty years from the date of issuance.

SunAmerica Series Trust

RISK TERMINOLOGY

ACTIVE TRADING: A strategy used whereby a Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio. In addition, because a Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. During periods of increased market volatility, active trading may be more pronounced. In the "Financial Highlights" section we provide each Portfolio's portfolio turnover rate for each of the last five fiscal years.

CREDIT QUALITY: The creditworthiness of an issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue JUNK BONDS. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

CURRENCY VOLATILITY: The value of a Portfolio's foreign investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio's non-U.S. dollar denominated securities.

DERIVATIVES: A derivative is any financial instrument whose value is based on, and determined by, another security, index or benchmark (i.e., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed "over the counter" markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in the portfolio, the Portfolio will be exposed to the risks associated with hedging as described in this glossary. To the extent an option or futures contract is used to enhance return, rather than as a hedge, a Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when an issuer is in an EMERGING MARKET. Historically, the markets of EMERGING MARKET countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

GROWTH STOCKS: Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.

HEDGING: Hedging is a strategy in which a Portfolio uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the derivative will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

                                                         SunAmerica Series Trust

ILLIQUIDITY: There may not be a market for certain securities making it difficult or impossible to sell at the time and the price that the seller would like.

INTEREST RATE FLUCTUATIONS: The volatility of fixed income securities is due principally to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates. As interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

IPO INVESTING: A Portfolio's purchase of shares issued as part of, or a short period after, companies' initial public offerings ("IPOs"), exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time.

LARGE CAP COMPANIES: Large cap companies tend to go in and out of favor based on market and economic conditions. Large cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, a Portfolio's value may not rise as much as the value of portfolios that emphasize smaller cap companies.

MARKET VOLATILITY: The stock and/or bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Portfolio's portfolio.

NON-DIVERSIFIED STATUS: Portfolios registered as "non-diversified" investment companies can invest a larger portion of their assets in the stock of a single company than can diversified investment companies, and thus they can concentrate in a smaller number of securities. A non-diversified investment company's risk may increase because the effect of each security on the Portfolio's performance is greater.

PREPAYMENT: Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other pass-through securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates a Portfolio may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by a Portfolio may exhibit price characteristics of longer-term debt securities.

SECURITIES SELECTION: A strategy used by a Portfolio, or securities selected by its portfolio manager, may fail to produce the intended return.

SHORT SALE RISKS: Short sales by a Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

SMALL AND MEDIUM SIZED COMPANIES: Companies with smaller market capitalizations (particularly under $1.35 billion) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of medium sized companies are also usually more volatile and entail greater risks than securities of large companies.

TECHNOLOGY SECTOR: There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the price of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers, bears an additional risk that economic events may affect a substantial portion of the Portfolio's investments. In addition, at times, equity securities of technology-related issuers may underperform relative to other sectors.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                                   MANAGEMENT
--------------------------------------------------------------------------------

INFORMATION ABOUT THE INVESTMENT ADVISER AND MANAGER

SAAMCo serves as investment adviser and manager for all the Portfolios of the Trust. SAAMCo selects the Subadvisers for Portfolios, manages the investments for certain Portfolios, provides various administrative services and supervises the daily business affairs of each Portfolio. SAAMCo was organized in 1982 under the laws of Delaware, and managed, advised or administered assets in excess of $42.9 billion as of December 31, 2004. SAAMCo is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992

SAAMCo has received an exemptive order from the Securities and Exchange Commission that permits SAAMCo, subject to certain conditions, to enter into agreements relating to the Trust with Subadvisers approved by the Board of Trustees without obtaining shareholder approval. The exemptive order also permits SAAMCo, subject to the approval of the Board but without shareholder approval, to employ new Subadvisers for new or existing Portfolios, change the terms of particular agreements with Subadvisers or continue the employment of existing Subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders will be notified of any Subadviser changes. Shareholders of a Portfolio have the right to terminate an agreement with a Subadviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio.

In addition to serving as investment adviser and manager of the Trust, SAAMCo serves as adviser, manager and/or administrator for AIG Series Trust, Anchor Series Trust, Seasons Series Trust, SunAmerica Focused Series, Inc., SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Senior Floating Rate Fund, Inc., VALIC Company I and VALIC Company II.

For the fiscal year ended January 31, 2005, each Portfolio paid SAAMCo a fee equal to the following percentage of average daily net assets:

                         PORTFOLIO                             FEE
                         ---------                            -----
Cash Management Portfolio...................................  0.50%
Global Bond Portfolio.......................................  0.69%
SunAmerica Balanced Portfolio...............................  0.63%
MFS Total Return Portfolio..................................  0.65%
Growth-Income Portfolio.....................................  0.55%
Davis Venture Value Portfolio...............................  0.71%
Alliance Growth Portfolio...................................  0.61%
MFS Massachusetts Investors Trust Portfolio.................  0.70%
Putnam Growth: Voyager Portfolio............................  0.83%
Blue Chip Growth Portfolio..................................  0.70%
MFS Mid-Cap Growth Portfolio................................  0.75%
Aggressive Growth Portfolio.................................  0.71%
International Growth and Income Portfolio...................  0.95%
Global Equities Portfolio...................................  0.78%
Emerging Markets Portfolio..................................  1.25%

INFORMATION ABOUT THE SUBADVISERS

ALLIANCE CAPITAL MANAGEMENT L.P. (Alliance) is a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, NY 10105. Alliance is a leading global investment management firm. Alliance provides management services for many of the largest U.S. public and private employee

                                                         SunAmerica Series Trust

benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. Alliance is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. As of December 31, 2004, Alliance had approximately $539 billion in assets under management.

BANC OF AMERICA CAPITAL MANAGEMENT, LLC (BACAP) is located at One Bank of America Plaza, Charlotte, NC 28255. BACAP is dedicated to providing responsible investment management and superior service and manages money for corporations, endowments and foundations, public funds/municipalities and individuals. As of December 31, 2004, BACAP had over $193 billion in assets under management.

DAVIS SELECTED ADVISERS, L.P. D/B/A DAVIS ADVISORS (Davis) is located at 2949 East Elvira Road, Suite 101, Tucson, AZ 85706. Davis provides advisory services to other investment companies. The Subadvisory Agreement with Davis provides that Davis may delegate any of its responsibilities under the agreement to one of its affiliates, including Davis Selected Advisers -- NY, Inc., a wholly-owned subsidiary; however, Davis remains ultimately responsible (subject to supervision by SAAMCo) for the assets of the Portfolios allocated to it. As of December 31, 2004, Davis had approximately $58 billion in assets under management.

GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL (GSAM-International), a business unit of the Investment Management Division of Goldman Sachs, is located at Christchurch Court 10-15 Newgate Street, London EC1A 7HD, England. GSAM-International has been a member of the Investment Management Regulatory Organization Limited, a United Kingdom self-regulatory organization, since 1990 and a registered investment adviser since 1991. As of December 31, 2004, GSAM-International, along with other units of the Investment Management Division of Goldman Sachs, had approximately $451.3 billion in assets under management.

MASSACHUSETTS FINANCIAL SERVICES COMPANY (MFS) is America's oldest mutual fund organization and, with its predecessor organizations, has a history of money management dating from 1924 and the founding of the first mutual fund in the United States. MFS is located at 500 Boylston Street, Boston, MA 02116. As of December 31, 2004, MFS had approximately $146.2 billion in assets under management.

PUTNAM INVESTMENT MANAGEMENT, LLC (Putnam) is a Delaware limited liability company with principal offices at One Post Office Square, Boston, MA 02109. Putnam has been managing mutual funds since 1937 and serves as investment adviser to the funds in the Putnam Family. As of December 31, 2004, Putnam had approximately $213.3 billion in assets under management.

SAAMCo compensates the various Subadvisers out of the advisory fees that it receives from the respective Portfolios. SAAMCo may terminate any agreement with a Subadviser without shareholder approval.

INFORMATION ABOUT THE DISTRIBUTOR

AIG SunAmerica Capital Services, Inc. (the "Distributor") distributes each Portfolio's shares and incurs the expenses of distributing the Portfolios' shares under a Distribution Agreement with respect to the Portfolios, none of which are reimbursed by or paid for by the Portfolios. The Distributor is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.

SunAmerica Series Trust

PORTFOLIO MANAGEMENT

The investment manager(s) and/or management team(s) that have primary responsibility for the day-to-day management of the Portfolios are set forth below in the following table. Unless otherwise noted, a management team's members share responsibility in making investment decisions on behalf of a Portfolio and no team member is limited in his/her role with respect to the management team. The Cash Management Portfolio is subadvised by BACAP.

The Statement of Additional Information provides information regarding the portfolio managers listed below, including other accounts they manage, their ownership interest in the Portfolio(s) that they serve as portfolio manager, and the structure and method used by the Adviser/Subadviser to determine their compensation.


---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Global Bond Portfolio       GSAM-International         - Andrew F. Wilson               Mr. Wilson joined GSAM in 1995
                                                          Managing Director, Co-Head     as a senior Global Fixed
                                                          of Global Fixed Income and     Income portfolio manager, was
                                                          Currency Management and        promoted to Managing Director
                                                          Senior Portfolio Manager       in 1999 and is now Co-Head of
                                                                                         the global fixed income and
                                                                                         currency business. During his
                                                                                         tenure with GSAM he has been
                                                                                         responsible for Global Fixed
                                                                                         Income positioning, is a
                                                                                         member of the Fixed Income
                                                                                         Investment Strategy group and
                                                                                         is also a member of the Global
                                                                                         Asset Allocation Committee.
                                                                                         Prior to joining GSAM Mr.
                                                                                         Wilson was a Senior Global
                                                                                         Fixed Income Portfolio Manager
                                                                                         at Rothschild Asset
                                                                                         Management.
---------------------------------------------------------------------------------------------------------------------------

                                                         SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Global Bond Portfolio      GSAM-International          - Philip Moffitt                 Mr. Moffitt joined GSAM in
 (continued)                                              Managing Director, Co-Head     1999. He is Co-Head of our
                                                          of Global Fixed Income and     Global Fixed Income and
                                                          Currency Management and        Currency Business. Prior to
                                                          Senior Portfolio Manager       joining GSAM he worked for
                                                                                         three years as a proprietary
                                                                                         trader for Tokai Asia Ltd in
                                                                                         Hong Kong. Before that Mr.
                                                                                         Moffitt spent ten years with
                                                                                         Bankers Trust Asset Management
                                                                                         in Australia, where he was a
                                                                                         Managing Director responsible
                                                                                         for all active global fixed
                                                                                         income funds as well as a
                                                                                         member of the Asset Allocation
                                                                                         Committee.
                                                        - Iain Lindsay                   Mr. Lindsay joined GSAM in
                                                          Managing Director, Global      2001 and is currently Managing
                                                          Fixed Income and Currency      Director of Global Fixed
                                                          and Senior Portfolio Manager   Income and Currency
                                                                                         Management. In addition, he is
                                                                                         a senior investment
                                                                                         professional in GSAM's global
                                                                                         fixed income and currency team
                                                                                         and is a member of its Fixed
                                                                                         Income Strategy Group. Prior
                                                                                         to joining GSAM in 2001, Mr.
                                                                                         Lindsay was with JP Morgan
                                                                                         Investment Management where he
                                                                                         was a portfolio manager and a
                                                                                         sell-side fixed income
                                                                                         investment strategist.
---------------------------------------------------------------------------------------------------------------------------
 SunAmerica Balanced        SAAMCo                      - Francis D. Gannon              Mr. Gannon has been a
 Portfolio                                                Senior Vice President and      portfolio manager with SAAMCo
                                                          Portfolio Manager              since 1996. He joined SAAMCo
                                                                                         in 1993 as an equity analyst.
---------------------------------------------------------------------------------------------------------------------------

SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 SunAmerica Balanced        SAAMCo                      Fixed Income                     Mr. Reeg joined SAAMCo in 2004
 Portfolio (continued)                                    Investment Team                as a portfolio manager. In
                                                          includes:                      addition to his position with
                                                                                         SAAMCo, Mr. Reeg is currently
                                                        - Thomas Reeg                    Managing Director and
                                                         Portfolio Manager               Portfolio Manager, Leverage
                                                                                         Finance Group of AIG Global
                                                                                         Investment Corp. ("AIGGIC").
                                                                                         Prior to joining AIGGIC in
                                                                                         2002, he was a senior research
                                                                                         analyst with Bank One Capital
                                                                                         Markets from 2001 to 2002 and
                                                                                         ABN AMRO from 1999 to 2001.
                                                                                         Mr. Reeg holds the Chartered
                                                                                         Financial Analyst designation.
                                                        - Greg A. Braun                  Mr. Braun joined SAAMCo in
                                                          Portfolio Manager              2002 as a portfolio manager.
                                                                                         In addition to his position
                                                                                         with SAAMCo, Mr. Braun is
                                                                                         currently Managing Director
                                                                                         and Portfolio Manager,
                                                                                         CDO/Mutual Funds of AIGGIC.
                                                                                         Prior to joining AIGGIC in
                                                                                         2001, Mr. Braun was a senior
                                                                                         credit analyst with American
                                                                                         General Investment Management,
                                                                                         L.P. from 1996 to 2001. Mr.
                                                                                         Braun holds the Chartered
                                                                                         Financial Analyst designation.
---------------------------------------------------------------------------------------------------------------------------

                                                         SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 MFS Total Return           MFS                         Investment team includes:
 Portfolio
                                                        - Brooks Taylor                  Mr. Taylor is a Portfolio
                                                          Vice President and Portfolio   Manager of the equity portion.
                                                          Manager                        He joined MFS in 1996. Mr.
                                                                                         Taylor is the team leader of
                                                                                         this Portfolio.

                                                        - Steven R. Gorham               Mr. Gorham, the manager of the
                                                          Senior Vice President and      Portfolio's equity portion,
                                                          Portfolio Manager              joined MFS in 1992, and has
                                                                                         been a portfolio manager since
                                                                                         2002.

                                                        - Michael W. Roberge             Mr. Roberge, the manager of
                                                          Senior Vice President and      the Portfolio's fixed income
                                                          Portfolio Manager              portion, joined MFS in 1996,
                                                                                         and has been a portfolio
                                                                                         manager since 2002.

                                                        - William J. Adams               Mr. Adams, manager of the bond
                                                          Vice President and Portfolio   portfolios, variable and
                                                          Manager                        off-shore investment products,
                                                                                         joined MFS in 1997. He was
                                                                                         promoted to Vice President in
                                                                                         1999, associate portfolio
                                                                                         manager in 2000 and portfolio
                                                                                         manager in 2001.
                                                        - Kenneth J. Enright             Mr. Enright, a manager of the
                                                          Senior Vice President and      Portfolio's equity portion,
                                                          Portfolio Manager              joined MFS in 1986 as a
                                                                                         research analyst. He became an
                                                                                         Assistant Vice President in
                                                                                         1987, Vice President in 1988,
                                                                                         portfolio manager in 1993 and
                                                                                         Senior Vice President in 1999.
---------------------------------------------------------------------------------------------------------------------------
 Growth-Income Portfolio    Alliance                    - Michael R. Baldwin             Mr. Baldwin joined the company
                                                          Portfolio Manager and Senior   in 1989 and is currently
                                                          Vice President                 Senior Vice President,
                                                                                         Portfolio Manager and
                                                                                         Associate Director of
                                                                                         Research.
---------------------------------------------------------------------------------------------------------------------------

SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Davis Venture Value        Davis                       - Christopher C. Davis           Mr. Davis has been employed by
 Portfolio                                                Portfolio Manager              Davis since 1989 as a research
                                                                                         analyst, assistant portfolio
                                                                                         manager, co-portfolio manager,
                                                                                         and portfolio manager.

                                                        - Kenneth C. Feinberg            Mr. Feinberg has been employed
                                                          Portfolio Manager              by Davis since 1994 as a
                                                                                         research analyst, assistant
                                                                                         portfolio manager, and
                                                                                         portfolio manager.
---------------------------------------------------------------------------------------------------------------------------
 Alliance Growth            Alliance                    - Scott Wallace                  Mr. Wallace joined Alliance
 Portfolio                                                Senior Vice President and      Capital in 2001. Prior to
                                                          Large Cap Growth Portfolio     joining Alliance, he was with
                                                          Manager                        J.P. Morgan for 15 years,
                                                                                         where he was a managing
                                                                                         director and held a variety of
                                                                                         roles in the U.S. and abroad,
                                                                                         most recently as head of
                                                                                         equities in Japan.
---------------------------------------------------------------------------------------------------------------------------
 MFS Massachusetts          MFS                         - T. Kevin Beatty                Mr. Beatty has been with MFS
 Investors Trust                                          Vice President and Portfolio   since 2002. Prior to joining
 Portfolio                                                Manager                        MFS, Mr. Beatty was an
                                                                                         investment research analyst at
                                                                                         State Street Research.

                                                        - Nicole Zatlyn                  Ms. Zatlyn has been with MFS
                                                          Vice President and Portfolio   since 2001. Prior to joining
                                                          Manager                        MFS, Ms. Zatlyn was an
                                                                                         investment analyst at Bowman
                                                                                         Capital Management, where she
                                                                                         was employed from 1999 to
                                                                                         2001.

                                                        - John Laupenheimer              Mr. Laupenheimer has been with
                                                          Senior Vice President and      MFS since 1981. Effective May
                                                          Portfolio Manager              31, 2005, Mr. Laupenheimer
                                                                                         will no longer serve as a
                                                                                         Portfolio Manager to this
                                                                                         Portfolio.
---------------------------------------------------------------------------------------------------------------------------

                                                         SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Putnam Growth: Voyager     Putnam                      - Kelly A. Morgan                Ms. Morgan is a Managing
 Portfolio                                                Managing Director and          Director and Chief Investment
                                                          Portfolio Manager              Officer of Putnam's Large-Cap
                                                                                         Growth team, and is a
                                                                                         portfolio leader for other
                                                                                         Putnam funds. Ms. Morgan
                                                                                         joined Putnam in 1996 and has
                                                                                         16 years of investment
                                                                                         experience. Ms. Morgan is a
                                                                                         co-Portfolio Leader.

                                                        - Robert E. Ginsberg             Mr. Ginsberg is a Managing
                                                          Managing Director and          Director and a portfolio
                                                          Portfolio Manager              leader, as well as a portfolio
                                                                                         member, for several Putnam
                                                                                         funds. Mr. Ginsberg joined
                                                                                         Putnam in 2004 and has 7 years
                                                                                         of investment experience.
                                                                                         Before joining Putnam, he was
                                                                                         a Portfolio Manager and Senior
                                                                                         Equity Analyst with Delaware
                                                                                         Investments from 1997 to 2004.
                                                                                         Mr. Ginsberg holds the
                                                                                         Chartered Financial Analyst
                                                                                         designation. In addition, he
                                                                                         is the other co-Portfolio
                                                                                         Leader.

                                                        - Saba S. Malak                  Mr. Malak is a Managing
                                                          Managing Director and          Director and a portfolio
                                                          Portfolio Manager              member for other Putnam funds.
                                                                                         Mr. Malak, who joined Putnam
                                                                                         in 1997, has 7 years of
                                                                                         investment experience. Mr.
                                                                                         Malak is a Portfolio Member.
---------------------------------------------------------------------------------------------------------------------------
 Blue Chip Growth           SAAMCo                      - Francis D. Gannon              Mr. Gannon has been a
 Portfolio                                                Senior Vice President and      portfolio manager with SAAMCo
                                                          Portfolio Manager              since 1996. He joined SAAMCo
                                                                                         in 1993 as an equity analyst.
---------------------------------------------------------------------------------------------------------------------------

SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 MFS Mid-Cap Growth         MFS                         Investment team includes:
 Portfolio
                                                        - David E. Sette-Ducati          Mr. Sette-Ducati joined MFS in
                                                          Senior Vice President and      1995 as a research analyst. He
                                                          Portfolio Manager              became an Investment Officer
                                                                                         in 1997, Vice President in
                                                                                         1999, portfolio manager in
                                                                                         February 2000 and Senior Vice
                                                                                         President in March 2001. Mr.
                                                                                         Sette-Ducati is the team
                                                                                         leader of the portfolio.

                                                        - Eric B. Fischman               Mr. Fischman joined MFS as a
                                                          Vice President and Portfolio   portfolio manager in 2000.
                                                          Manager                        Prior to joining MFS, Mr.
                                                                                         Fischman was an equity
                                                                                         research analyst for State
                                                                                         Street Research from 1998 to
                                                                                         2000. He is a member of this
                                                                                         Portfolio investment team.
---------------------------------------------------------------------------------------------------------------------------

                                                         SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Aggressive Growth          SAAMCo                      - Brian P. Clifford              Mr. Clifford joined SAAMCo in
 Portfolio                                                Vice President and Portfolio   February 1998 as a portfolio
                                                          Manager                        manager and was named Vice
                                                                                         President in October 1999.
                                                                                         From 1995 until he joined
                                                                                         SAAMCo, Mr. Clifford was a
                                                                                         portfolio manager with Morgan
                                                                                         Stanley Dean Witter.
---------------------------------------------------------------------------------------------------------------------------
 International Growth and   Putnam                      Investment team includes:
 Income Portfolio
                                                        - Pamela R. Holding              Ms. Holding joined Putnam in
                                                          Managing Director and Senior   1995 and has 16 years of
                                                          Portfolio Manager              investment industry
                                                                                         experience. She is currently a
                                                                                         Senior Portfolio Manager in
                                                                                         Putnam's International Value
                                                                                         team and is the portfolio
                                                                                         leader for the Putnam
                                                                                         International Growth and
                                                                                         Income Fund. Ms. Holding holds
                                                                                         the Chartered Financial
                                                                                         Analyst designation. Ms.
                                                                                         Holding is the lead portfolio
                                                                                         manager of this Portfolio.
---------------------------------------------------------------------------------------------------------------------------

SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 International Growth and   Putnam                      Investment team includes:
 Income Portfolio
 (continued)
                                                        - George W. Stairs               Mr. Stairs joined Putnam in
                                                          Senior Vice President and      1994 and has 17 years of
                                                          Senior Portfolio Manager       investment experience. He is a
                                                                                         portfolio member on Putnam's
                                                                                         International Core Equity and
                                                                                         International Value Equity
                                                                                         teams and is a portfolio
                                                                                         member of the Putnam
                                                                                         International Equity Fund and
                                                                                         International Growth and
                                                                                         Income Fund. Mr. Stairs holds
                                                                                         the Chartered Financial
                                                                                         Analyst designation.

                                                        - J. Fredrick Copper             Mr. Copper joined Putnam in
                                                          Senior Vice President and      2001 and has 13 years of
                                                          Portfolio Manager              investment experience. He is a
                                                                                         portfolio member in Putnam
                                                                                         Small and Mid Cap Value and
                                                                                         International Value teams.
                                                                                         From 1998 to 2001, Mr. Copper
                                                                                         was employed at Wellington
                                                                                         Management Company. Mr. Copper
                                                                                         holds the Chartered Financial
                                                                                         Analyst designation.
---------------------------------------------------------------------------------------------------------------------------
 Global Equities            Alliance                    Global Large Cap Growth Group:
 Portfolio

                                                        - Stephen Beinhacker             Mr. Beinhacker joined the
                                                         Senior Vice President and       company in 1992 and is
                                                        Portfolio Manager                currently a Senior Vice
                                                                                         President and
                                                                                         Global/International Large Cap
                                                                                         Growth Portfolio Manager. He
                                                                                         is also a member of the
                                                                                         European Growth team.
---------------------------------------------------------------------------------------------------------------------------

                                                         SunAmerica Series Trust


---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Emerging Markets           Putnam                      - Stephen S. Oler, CFA           Mr. Oler is a Senior Vice
 Portfolio                                                Senior Vice President and      President and Senior Portfolio
                                                          Senior Portfolio Manager       Manager on the Emerging
                                                                                         Markets Equity team. He joined
                                                                                         Putnam in 1997. Mr. Oler is a
                                                                                         CFA charterholder and has 19
                                                                                         years of investment
                                                                                         experience.

                                                        - Daniel Grana, CFA              Mr. Grana is a Vice President
                                                          Vice President and Portfolio   and Portfolio Manager on the
                                                          Manager                        Emerging Markets Equity team.
                                                                                         He joined Putnam in 1999. Mr.
                                                                                         Grana is a CFA charterholder
                                                                                         and has 10 years of investment
                                                                                         experience. Before joining
                                                                                         Putnam he was with Goldman
                                                                                         Sachs & Company during 1998
                                                                                         and Merrill Lynch & Co. from
                                                                                         1993 to 1997.
---------------------------------------------------------------------------------------------------------------------------

CUSTODIAN, TRANSFER AND DIVIDEND PAYING AGENT

State Street Bank and Trust Company, Boston, MA, acts as Custodian of the Trust's assets as well as Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                             FINANCIAL HIGHLIGHTS*
--------------------------------------------------------------------------------
The following Financial Highlights tables for each Portfolio are intended to help you understand the Portfolios' financial performance for the past 5 years (or for periods since commencement of operations). Certain information reflects financial results for a single Portfolio share. The total returns in each table represent the rate that an investor would have earned on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). Separate Account charges are not reflected in the total returns. If these amounts were reflected, returns would be less than those shown. This information has been audited by PricewaterhouseCoopers, LLP, whose report, along with each Portfolio's financial statements, is included in the Trust's Annual Report to shareholders, which is available upon request.

-------------------------------------------------------------------------------------------------------------------------------
               NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
  ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
-------------------------------------------------------------------------------------------------------------------------------
                                               Cash Management Portfolio Class 1
01/31/01     $10.94      $0.66       $ (0.02)       $  0.64        $(0.45)        $   --         $(0.45)      $11.13      5.95%
01/31/02      11.13       0.37          0.02           0.39         (0.45)            --          (0.45        11.07      3.48
01/31/03      11.07       0.15         (0.02)          0.13         (0.37)            --          (0.37)       10.83      1.22
01/31/04      10.83       0.08          0.00           0.08         (0.23)            --          (0.23)       10.68      0.72
01/31/05      10.68       0.10         (0.01)          0.09         (0.08)            --          (0.08)       10.69      0.86
                                                 Global Bond Portfolio Class 1
01/31/01      10.83       0.45          0.63           1.08         (0.70)            --          (0.70)       11.21     10.35
01/31/02      11.21       0.43          0.02           0.45         (1.03)            --          (1.03)       10.63      4.03
01/31/03      10.63       0.42          0.25           0.67         (0.18)         (0.15)         (0.33)       10.97      6.36
01/31/04      10.97       0.36          0.05           0.41            --             --             --        11.38      3.74
01/31/05      11.38       0.32          0.18           0.50            --          (0.14)         (0.14)       11.74      4.38
                                             SunAmerica Balanced Portfolio Class 1
01/31/01      19.06       0.36         (1.46)         (1.10)        (0.22)         (0.10)         (0.32)       17.64     (5.88)
01/31/02      17.64       0.31         (3.12)         (2.81)        (0.33)         (0.48)         (0.81)       14.02    (15.86)
01/31/03      14.02       0.25         (2.34)         (2.09)        (0.34)            --          (0.34)       11.59    (14.95)
01/31/04      11.59       0.18          1.95           2.13         (0.29)            --          (0.29)       13.43     18.51
01/31/05      13.43       0.28          0.32           0.60         (0.21)            --          (0.21)       13.82      4.52
                                              MFS Total Return Portfolio Class 1
01/31/01      13.88       0.51          2.37           2.88         (0.37)         (0.10)         (0.47)       16.29     20.94
01/31/02      16.29       0.46         (0.52)         (0.06)        (0.32)         (0.52)         (0.84)       15.39     (0.25)
01/31/03      15.39       0.41         (1.34)         (0.93)        (0.29)         (0.18)         (0.47)       13.99     (5.96)
01/31/04      13.99       0.36          2.51           2.87         (0.65)            --          (0.65)       16.21     20.73
01/31/05      16.21       0.41          0.97           1.38         (0.03)            --          (0.03)       17.56      8.53

----------  -------------------------------------------------
              NET                    RATIO OF NET
             ASSETS     RATIO OF      INVESTMENT
             END OF    EXPENSES TO    INCOME TO
  PERIOD     PERIOD      AVERAGE       AVERAGE      PORTFOLIO
  ENDED     (000'S)    NET ASSETS     NET ASSETS    TURNOVER
----------  -------------------------------------------------
                    Cash Management Portfolio Class 1
01/31/01    $404,005     0.52%          5.83%           --%
01/31/02     600,741      0.52           3.31           --
01/31/03     457,994      0.52           1.37           --
01/31/04     244,351      0.54           0.69           --
01/31/05     227,570      0.56           0.90           --
                      Global Bond Portfolio Class 1
01/31/01     139,528      0.81(1)        4.07(1)       202
01/31/02     145,556      0.81           3.84          193
01/31/03     132,160      0.80           3.89           66
01/31/04     114,854      0.82           3.17          115
01/31/05     102,785      0.83           2.79           86
                  SunAmerica Balanced Portfolio Class 1
01/31/01     575,039      0.64           1.87          333
01/31/02     471,194      0.66           2.00          322
01/31/03     310,531      0.68           1.91          611
01/31/04     318,419      0.69           1.45          186
01/31/05     275,323      0.72(2)        2.03(2)       192
                   MFS Total Return Portfolio Class 1
01/31/01     303,278      0.74(1)        3.42(1)       111
01/31/02     469,605      0.73           2.93          105
01/31/03     516,660      0.72(2)        2.81(2)        68
01/31/04     630,428      0.74(2)        2.37(2)        49
01/31/05     660,464      0.74(2)        2.42(2)        60

---------------

   *  Calculated based upon average shares outstanding.
  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
 (1)  Gross of custody credits of 0.01%.
 (2)  Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:


                                                                ---------------------
                                                                1/03    1/04    1/05
                                                                ---------------------
     SunAmerica Balanced Class 1..............................   --%     --%    0.00%
     MFS Total Return Class 1.................................  0.01    0.02    0.02

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                       FINANCIAL HIGHLIGHTS* (continued)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
               NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
  ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
-------------------------------------------------------------------------------------------------------------------------------
                                                Growth-Income Portfolio Class 1
01/31/01     $31.24      $0.19        $(0.65)        $(0.46)       $(0.13)        $(1.60)        $(1.73)      $29.05     (1.63)%
01/31/02      29.05       0.15         (6.00)         (5.85)        (0.19)         (1.26)         (1.45)       21.75    (19.96)
01/31/03      21.75       0.16         (4.86)         (4.70)        (0.17)            --          (0.17)       16.88    (21.61)
01/31/04      16.88       0.13          5.43           5.56         (0.19)            --          (0.19)       22.25     33.04
01/31/05      22.25       0.10          1.06           1.16         (0.16)            --          (0.16)       23.25      5.25
                                             Davis Venture Value Portfolio Class 1
01/31/01      26.44       0.14          3.19           3.33         (0.12)         (0.28)         (0.40)       29.37     12.72
01/31/02      29.37       0.12         (4.78)         (4.66)        (0.13)         (4.00)         (4.13)       20.58    (15.57)
01/31/03      20.58       0.15         (3.40)         (3.25)        (0.12)            --          (0.12)       17.21    (15.79)
01/31/04      17.21       0.21          6.47           6.68         (0.17)            --          (0.17)       23.72     38.95
01/31/05      23.72       0.24          2.20           2.44         (0.22)            --          (0.22)       25.94     10.35
                                               Alliance Growth Portfolio Class 1
01/31/01      36.58      (0.04)        (3.40)         (3.44)           --          (4.94)         (4.94)       28.20    (10.17)
01/31/02      28.20       0.04         (6.61)         (6.57)           --          (2.22)         (2.22)       19.41    (23.05)
01/31/03      19.41       0.03         (5.87)         (5.84)        (0.04)            --          (0.04)       13.53    (30.08)
01/31/04      13.53       0.05          4.30           4.35         (0.04)            --          (0.04)       17.84     32.17
01/31/05      17.84       0.06          0.24           0.30         (0.06)            --          (0.06)       18.08      1.68

----------  ---------------------------------------------------
               NET                     RATIO OF NET
              ASSETS      RATIO OF      INVESTMENT
              END OF     EXPENSES TO    INCOME TO
  PERIOD      PERIOD       AVERAGE       AVERAGE      PORTFOLIO
  ENDED       (000S)     NET ASSETS     NET ASSETS    TURNOVER
----------  ---------------------------------------------------
                      Growth-Income Portfolio Class 1
01/31/01    $1,931,070      0.57%          0.60%          52%
01/31/02     1,450,218      0.58           0.62           56
01/31/03       877,271      0.59(1)        0.79(1)        45
01/31/04       981,864      0.64(1)        0.62(1)        56
01/31/05       831,173      0.64(1)        0.43(1)        44
                   Davis Venture Value Portfolio Class 1
01/31/01     2,808,045      0.75           0.47           26
01/31/02     2,323,050      0.76           0.49           30
01/31/03     1,612,985      0.75           0.81           17
01/31/04     2,004,101      0.77           1.03           13
01/31/05     1,913,355      0.79(1)        1.03(1)         9
                     Alliance Growth Portfolio Class 1
01/31/01     2,810,098      0.64          (0.10)         101
01/31/02     1,928,115      0.65           0.17           86
01/31/03     1,007,655      0.65(1)        0.19(1)        51
01/31/04     1,105,466      0.68(1)        0.27(1)        63
01/31/05       873,722      0.70(1)        0.31(1)        82

   *  Calculated based upon average shares outstanding.
  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
 (1)  Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                                   --------------------
                                                                   1/03    1/04    1/05
                                                                   --------------------
     Growth-Income Class 1.......................................  0.01%   0.04%   0.03%
     Davis Venture Value Class 1.................................   --      --     0.00
     Alliance Growth Class 1.....................................  0.00    0.02    0.03

SunAmerica Series Trust

--------------------------------------------------------------------------------

                       FINANCIAL HIGHLIGHTS* (continued)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
               NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
  ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
-------------------------------------------------------------------------------------------------------------------------------
                                      MFS Massachusetts Investors Trust Portfolio Class 1
01/31/01     $13.35     $ 0.08        $ 0.42         $ 0.50        $(0.08)        $   --         $(0.08)      $13.77      3.71%
01/31/02      13.77       0.08         (2.45)         (2.37)        (0.07)         (0.54)         (0.61)       10.79    (17.15)
01/31/03      10.79       0.07         (2.43)         (2.36)        (0.08)            --          (0.08)        8.35    (21.88)
01/31/04       8.35       0.08          2.23           2.31         (0.08)            --          (0.08)       10.58     27.73
01/31/05      10.58       0.08          0.88           0.96         (0.09)            --          (0.09)       11.45      9.14
                                           Putnam Growth: Voyager Portfolio Class 1
01/31/01      26.48      (0.03)        (3.37)         (3.40)           --          (2.23)         (2.23)       20.85    (13.68)
01/31/02      20.85       0.02         (5.39)         (5.37)           --          (0.59)         (0.59)       14.89    (25.71)
01/31/03      14.89       0.03         (3.87)         (3.84)        (0.02)            --          (0.02)       11.03    (25.77)
01/31/04      11.03       0.01          3.24           3.25         (0.03)            --          (0.03)       14.25     29.51
01/31/05      14.25       0.07         (0.18)         (0.11)        (0.02)            --          (0.02)       14.12     (0.78)
                                              Blue Chip Growth Portfolio Class 1
07/05/00-
01/31/01      10.00       0.06         (1.24)         (1.18)        (0.03)            --          (0.03)        8.79    (11.82)
01/31/02       8.79       0.03         (2.20)         (2.17)           --             --             --         6.62    (24.64)
01/31/03       6.62       0.01         (1.85)         (1.84)        (0.02)            --          (0.02)        4.76    (27.85)
01/31/04       4.76       0.01          1.42           1.43         (0.01)            --          (0.01)        6.18     30.04
01/31/05       6.18       0.03          0.01           0.04         (0.01)            --          (0.01)        6.21      0.65

----------  ---------------------------------------------------------
              NET                        RATIO OF NET
             ASSETS     RATIO OF          INVESTMENT
             END OF    EXPENSES TO     INCOME (LOSS) TO
  PERIOD     PERIOD      AVERAGE           AVERAGE          PORTFOLIO
  ENDED      (000S)    NET ASSETS         NET ASSETS        TURNOVER
----------  ---------------------------------------------------------
               MFS Massachusetts Investors Trust Portfolio Class 1
01/31/01    $369,518      0.76%              0.58%              81%
01/31/02     323,404      0.78               0.66               82
01/31/03     210,436      0.78(1)            0.73(1)            65
01/31/04     237,182      0.82(1)            0.81(1)            93
01/31/05     211,786      0.80(1)            0.74(1)            78
                    Putnam Growth: Voyager Portfolio Class 1
01/31/01     732,943      0.79              (0.10)              84
01/31/02     486,747      0.82               0.11               94
01/31/03     271,199      0.86(1)            0.19(1)           120
01/31/04     288,148      0.93(1)            0.08(1)            56
01/31/05     232,556      0.93(1)            0.48(1)            71
                       Blue Chip Growth Portfolio Class 1
07/05/00-
01/31/01      15,801      0.85+(2)           1.06+(2)           81
01/31/02      29,342      0.85(2)            0.36(2)           125
01/31/03      20,303      0.85(2)            0.20(2)           103
01/31/04      33,277      0.85(2)            0.19(2)           124
01/31/05      29,798      0.85(1)(2)         0.55(1)(2)        158

   *  Calculated based upon average shares outstanding.
  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
 (1)  Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                                ---------------------
                                                                1/03    1/04    1/05
                                                                ---------------------
     MFS Massachusetts Investors Trust Class 1................  0.02%   0.05%   0.02%
     Putnam Growth: Voyager Class 1...........................  0.01    0.04    0.02
     Blue Chip Growth Class 1.................................   --      --     0.00

 (2)  During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                              EXPENSES
                                                            ---------------------------------------------
                                                            1/01+      1/02      1/03      1/04      1/05
                                                            ---------------------------------------------
     Blue Chip Growth Class 1.............................  1.81%      1.16%     0.94%     0.94%     0.92%

                                                                       NET INVESTMENT INCOME (LOSS)
                                                            --------------------------------------------------
                                                            1/01+      1/02        1/03       1/04       1/05
                                                            --------------------------------------------------
     Blue Chip Growth Class 1.............................  0.10%       0.05%       0.11%      0.10%      0.49%

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                       FINANCIAL HIGHLIGHTS* (continued)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
               NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
  ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
-------------------------------------------------------------------------------------------------------------------------------
                                             MFS Mid-Cap Growth Portfolio Class 1
01/31/01     $15.60     $(0.04)       $ 3.76         $ 3.72        $   --         $(0.33)        $(0.33)      $18.99     23.97%
01/31/02      18.99      (0.03)        (6.58)         (6.61)           --          (2.38)         (2.38)       10.00    (34.93)
01/31/03      10.00      (0.03)        (4.16)         (4.19)           --             --             --         5.81    (41.90)
01/31/04       5.81      (0.03)         2.56           2.53            --             --             --         8.34     43.55
01/31/05       8.34      (0.04)         0.45           0.41            --             --             --         8.75      4.92
                                              Aggressive Growth Portfolio Class 1
01/31/01      22.72       0.05         (3.09)         (3.04)           --          (1.96)         (1.96)       17.72    (14.88)
01/31/02      17.72       0.03         (5.77)         (5.74)        (0.05)         (3.09)         (3.14)        8.84    (31.71)
01/31/03       8.84      (0.02)        (2.13)         (2.15)        (0.02)(4)         --          (0.02)        6.67    (24.28)
01/31/04       6.67      (0.03)         2.22           2.19            --             --             --         8.86     32.83
01/31/05       8.86      (0.02)         1.26           1.24            --             --             --        10.10     14.00
                                       International Growth and Income Portfolio Class 1
01/31/01      12.28       0.12          0.36           0.48         (0.12)         (0.13)         (0.25)       12.51      3.95
01/31/02      12.51       0.09         (3.05)         (2.96)        (0.03)         (0.45)         (0.48)        9.07    (23.67)
01/31/03       9.07       0.09         (1.96)         (1.87)        (0.05)            --          (0.05)        7.15    (20.66)
01/31/04       7.15       0.12          3.06           3.18         (0.12)            --          (0.12)       10.21     44.71
01/31/05      10.21       0.09          1.57           1.66         (0.14)            --          (0.14)       11.73     16.37
                                               Global Equities Portfolio Class 1
01/31/01      21.09      (0.03)        (1.91)         (1.94)        (0.03)         (1.59)         (1.62)       17.53     (9.29)
01/31/02      17.53       0.02         (4.90)         (4.88)        (0.01)         (2.15)         (2.16)       10.49    (27.72)
01/31/03      10.49       0.02         (2.64)         (2.62)           --             --             --         7.87    (24.98)
01/31/04       7.87       0.02          2.68           2.70         (0.02)            --          (0.02)       10.55     34.39
01/31/05      10.55       0.03          0.64           0.67         (0.03)            --          (0.03)       11.19      6.41
                                              Emerging Markets Portfolio Class 1
01/31/01      11.00      (0.02)        (2.95)         (2.97)        (0.06)         (0.16)         (0.22)        7.81    (26.87)
01/31/02       7.81       0.03         (0.95)         (0.92)        (0.02)         (0.08)         (0.10)        6.79    (11.49)
01/31/03       6.79       0.02         (0.74)         (0.72)        (0.02)(1)         --          (0.02)        6.05    (10.63)
01/31/04       6.05       0.10          3.59           3.69            --             --             --         9.74     60.99
01/31/05       9.74       0.09          1.83           1.92         (0.11)            --          (0.11)       11.55     19.92

----------  -----------------------------------------------------------
              NET                         RATIO OF NET
             ASSETS     RATIO OF           INVESTMENT
             END OF    EXPENSES TO      INCOME (LOSS) TO
  PERIOD     PERIOD      AVERAGE            AVERAGE           PORTFOLIO
  ENDED     (000'S)    NET ASSETS          NET ASSETS         TURNOVER
----------  -----------------------------------------------------------
                       MFS Mid-Cap Growth Portfolio Class 1
01/31/01    $367,523       0.82%(1)(2)       (0.20)%(1)(2)       146%
01/31/02     280,024       0.82(2)           (0.25)(2)            96
01/31/03     123,948       0.84(2)(3)        (0.48) (2)(3)       164
01/31/04     199,807       0.87(2)(3)        (0.47) (2)(3)        92
01/31/05     164,512       0.84(2)(3)        (0.57)( 2)(3)        79
                        Aggressive Growth Portfolio Class 1
01/31/01     495,826       0.70               0.23               263
01/31/02     293,084       0.75               0.21               229
01/31/03     156,449       0.77              (0.24)              150
01/31/04     198,390       0.79              (0.39)              103
01/31/05     189,042       0.80(3)           (0.26)(3)            89
                 International Growth and Income Portfolio Class 1
01/31/01     342,114       1.18               0.95                80
01/31/02     289,084       1.20               0.84               148
01/31/03     177,883       1.22               1.08               264
01/31/04     232,740       1.25(3)            1.41(3)            108
01/31/05     262,167       1.24(3)            0.79(3)             67
                         Global Equities Portfolio Class 1
01/31/01     650,067       0.84              (0.15)               93
01/31/02     409,626       0.87               0.14                75
01/31/03     221,301       0.93(3)            0.19(3)             71
01/31/04     248,468       0.95(3)            0.23(3)             83
01/31/05     206,639       0.98(3)            0.29(3)             67
                        Emerging Markets Portfolio Class 1
01/31/01      96,507       1.57              (0.22)              125
01/31/02      82,624       1.53               0.51               113
01/31/03      63,377       1.53               0.43               118
01/31/04     104,999       1.66(3)            1.27(3)            112
01/31/05     110,010       1.60(3)            0.89(3)             76

---------------

   *  Calculated based upon average shares outstanding.
  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
 (1)  Gross of custody credits of 0.01%
 (2)  During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                                EXPENSES
                                                              --------------------------------------------
                                                              1/01      1/02      1/03      1/04      1/05
                                                              --------------------------------------------
     MFS Mid-Cap Growth Class 1.............................  0.82%     0.82%     0.84%     0.87%     0.84%

                                                                        NET INVESTMENT INCOME (LOSS)
                                                              -------------------------------------------------
                                                              1/01       1/02       1/03       1/04       1/05
                                                              -------------------------------------------------
     MFS Mid-Cap Growth Class 1.............................  (0.20)%    (0.25)%    (0.48)%    (0.47)%    (0.57)%

 (3)  Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                                 --------------------
                                                                 1/03    1/04    1/05
                                                                 --------------------
     MFS Mid-Cap Growth Class 1................................  0.02%   0.05%   0.02%
     Emerging Markets Class 1..................................   --     0.11    0.03
     International Growth and Income Class 1...................   --     0.05    0.02
     Global Equities Class 1...................................  0.00    0.03    0.03

 (4)  Includes a tax return of capital of less than $0.01 per share.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                              FOR MORE INFORMATION
--------------------------------------------------------------------------------

The following documents contain more information about the Portfolios and are available free of charge upon request:

        ANNUAL/SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Portfolio's performance for the most recently completed fiscal year.

        STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Portfolios' policies, investment restrictions and business structure. This Prospectus incorporates the SAI by reference.

You may obtain copies of these documents or ask questions about the Portfolios at no charge by calling (800) 445-7862 or by writing the Trust at P.O. Box 54299, Los Angeles, California 90054-0299.

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call 1-202-942-8090 for information on the operation of the Public Reference Room. Reports and other information about the Portfolios are also available on the EDGAR Database on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies of this information may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with any different information.

INVESTMENT COMPANY ACT
-  File No. 811-7238

                 ----------------------------------------------

                                   PROSPECTUS
                                  MAY 2, 2005
                 ----------------------------------------------

                            SUNAMERICA SERIES TRUST

                                (Class 1 Shares)

                  --    SunAmerica Balanced Portfolio
                  --    Aggressive Growth Portfolio

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
APPROVED OR DISAPPROVED THESE SECURITIES OR
PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

TRUST HIGHLIGHTS............................................      3

  Q&A.......................................................      3

EXPENSE SUMMARY.............................................      8

ACCOUNT INFORMATION.........................................      9

MORE INFORMATION ABOUT THE PORTFOLIOS.......................     12

  Investment Strategies.....................................     12

GLOSSARY....................................................     13

  Investment Terminology....................................     13

  Risk Terminology..........................................     15

MANAGEMENT..................................................     17

  Information about the Investment Adviser and Manager......     17

  Information about the Distributor.........................     17

  Portfolio Management......................................     18

  Custodian, Transfer and Dividend Paying Agent.............     19

FINANCIAL HIGHLIGHTS........................................     20

FOR MORE INFORMATION........................................     21

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                                TRUST HIGHLIGHTS
--------------------------------------------------------------------------------

The following questions and answers are designed to give you an overview of SunAmerica Series Trust (the "Trust") and to provide you with information about the Trust's thirty-two separate investment series, two of which are described in this Prospectus ("Portfolios"), and their investment goals and principal investment strategies. More detailed investment information is provided in the charts, under "More Information About the Portfolios," which begins on page 12, and the glossary that follows on page 13.


                             Q&A
CAPITAL APPRECIATION/GROWTH is an increase in the market value of securities held.

A "GROWTH" PHILOSOPHY -- that of investing in securities believed to offer the potential for capital appreciation -- focuses on securities of companies that are considered to have a historical record of above-average growth rate, significant growth potential, above-average earnings growth or value, the ability to sustain earnings growth, or that offer proven or unusual products or services, or operate in industries experiencing increasing demand.

MARKET CAPITALIZATION represents the total market value of the outstanding securities of a corporation.


Q:   WHAT ARE THE PORTFOLIOS' INVESTMENT GOALS AND PRINCIPAL INVESTMENT
     STRATEGIES?

A: Each Portfolio operates as a separate mutual fund, with its own investment goal and a principal investment strategy for pursuing it. A Portfolio's investment goal may be changed without shareholder approval, but you will be notified of any change. There can be no assurance that any Portfolio will meet its investment goal or that the net return on an investment will exceed what could have been obtained through other investment or savings vehicles.


-----------------------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL            PRINCIPAL INVESTMENT STRATEGY
-----------------------------------------------------------------------------------------------
  SunAmerica Balanced      conservation of            maintains at all times a balanced
  Portfolio                principal and capital      portfolio of stocks and bonds, with
                           appreciation               at least 25% invested in fixed income
                                                      securities
-----------------------------------------------------------------------------------------------
  Aggressive Growth        capital appreciation       invests primarily in equity
  Portfolio                                           securities of high growth companies
                                                      including small and medium sized
                                                      growth companies with market
                                                      capitalizations of $1.5 billion to
                                                      $15 billion
-----------------------------------------------------------------------------------------------

SunAmerica Series Trust

Q:  WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS?

A: The following section describes the principal risks of each Portfolio, while the chart on page 12 describes various additional risks.

    Risks of Investing in Equity Securities

    The AGGRESSIVE GROWTH PORTFOLIO invests primarily in equity securities. In addition, the SUNAMERICA BALANCED PORTFOLIO invests significantly in equities. As with any equity fund, the value of your investment in either of these Portfolios may fluctuate in response to stock market movements. You should be aware that the performance of different types of equity stocks may rise or decline under varying market conditions -- for example, "value" stocks may perform well under circumstances in which "growth" stocks in general have fallen, or vice versa. In addition, individual stocks selected for any of these Portfolios may underperform the market generally, relevant indices or other funds with comparable investment objectives and strategies.

    Risks of Investing in Growth Stocks

    Growth stocks are historically volatile, which will particularly affect the AGGRESSIVE GROWTH PORTFOLIO.

    Risks of Investing in Bonds

    The SUNAMERICA BALANCED PORTFOLIO may invest significantly in bonds. As with any bond fund, the value of your investment in this Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by bond issuers. To the extent the Portfolio is invested in the bond market, movements in the bond market generally may affect its performance. In addition, individual bonds selected for this Portfolio may underperform the market generally, relevant indices or other funds with comparable investment objectives and strategies.

    Risks of Investing in Junk Bonds

    The SUNAMERICA BALANCED PORTFOLIO may invest significantly in junk bonds. Junk bonds carry a substantial risk of default or changes in the issuer's creditworthiness, or they may already be in default. A junk bond's market price may fluctuate more than higher-quality securities and may decline significantly. In addition, it may be more difficult for the Portfolio to dispose of junk bonds or to determine their value. Junk bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force the Portfolio to replace the security with a lower yielding security. If this occurs, it will result in a decreased return for you.

    Risks of Investing Internationally

    Both Portfolios may invest in foreign securities. These securities may be denominated in currencies other than U.S. dollars. Foreign investing presents special risks. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility, and, in addition, foreign securities may not be as liquid as domestic securities.

    Risks of Investing in Smaller Companies

    Stocks of smaller companies may be more volatile than, and not as liquid as, those of larger companies. This will particularly affect the AGGRESSIVE GROWTH, PORTFOLIO.

    Risks of Investing in Technology Companies

    Technology companies may react similarly to certain market pressures and events. They may be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, and obsolescence of existing technology. As a result, the returns of a Portfolio that invests in technology companies may be considerably more volatile than those of a fund that does not invest in technology companies. This will particularly affect the AGGRESSIVE GROWTH PORTFOLIO.

    Additional Principal Risks

    Shares of the Portfolios are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

                                                         SunAmerica Series Trust

Q:  HOW HAVE THE PORTFOLIOS PERFORMED HISTORICALLY?

A: The following Risk/Return Bar Charts and Tables illustrate the risks of investing in the Portfolios by showing changes in the Portfolios' performance from calendar year to calendar year, and comparing the Portfolios' average annual returns to those of an appropriate market index. Fees and expenses incurred at the contract level are not reflected in the bar charts and tables. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                         SUNAMERICA BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                              SUNAMERICA BALANCED PORTFOLIO CLASS 1
                                                              -------------------------------------
1997                                                                          24.48%
1998                                                                          24.61%
1999                                                                          21.40%
2000                                                                          -9.43%
2001                                                                         -13.14%
2002                                                                         -15.18%
2003                                                                          15.07%
2004                                                                           6.84%

During the period shown in the bar chart, the highest return for a quarter was 15.55% (quarter ended 12/31/98) and the lowest return for a quarter was -11.19% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -2.14%.
--------------------------------------------------------------------------------

                AVERAGE ANNUAL TOTAL RETURNS
               (AS OF THE CALENDAR YEAR ENDED                 PAST ONE   PAST FIVE        CLASS 1
                     DECEMBER 31, 2004)                         YEAR       YEARS     SINCE INCEPTION(1)
-------------------------------------------------------------------------------------------------------
 SunAmerica Balanced Portfolio Class 1                           6.84%     -3.88%          6.42%
-------------------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)                                            10.88%     -2.30%          8.85%
-------------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index(3)                         4.34%      7.71%          7.24%
-------------------------------------------------------------------------------------------------------
 Treasury Bills(4)                                               1.39%      2.67%          3.62%
-------------------------------------------------------------------------------------------------------
 Blended Index(4)                                                7.66%      1.98%          8.15%
-------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is June 3, 1996.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

(3) The Lehman Brothers U.S. Aggregate Index combines several Lehman Brothers fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

(4) The Blended Index consists of 55% S&P 500(R) Index, 35% Lehman Brothers U.S. Aggregate Index, and 10% Treasury Bills. Treasury Bills are short-term securities with maturities of one-year or less issued by the U.S. Government.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                          AGGRESSIVE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                              AGGRESSIVE GROWTH PORTFOLIO CLASS 1
                                                              -----------------------------------
1997                                                                         12.35%
1998                                                                         17.43%
1999                                                                         84.66%
2000                                                                        -15.25%
2001                                                                        -31.70%
2002                                                                        -24.71%
2003                                                                         28.57%
2004                                                                         16.72%

During the period shown in the bar chart, the highest return for a quarter was 53.68% (quarter ended 12/31/99) and the lowest return for a quarter was -27.42% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was 0.10%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED            PAST ONE   PAST FIVE        CLASS 1
DECEMBER 31, 2004)                          YEAR       YEARS     SINCE INCEPTION(1)
-----------------------------------------------------------------------------------
 Aggressive Growth Portfolio Class 1       16.72%      -8.14%           6.22%
-----------------------------------------------------------------------------------
 Russell 3000(R) Index(2)                  11.95%      -1.16%           8.79%
-----------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 1 is June 3, 1996.

(2) The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The change in indices was made because the Russell 3000(R) Index is more representative of the Portfolio's investment strategy.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                                EXPENSE SUMMARY
--------------------------------------------------------------------------------

The table below describes the fees and expenses you may pay if you remain invested in each Portfolio. Each Portfolio's annual operating expenses do not reflect the separate account fees charged in the Variable Contracts, as defined herein, in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)

                                                              SUNAMERICA BALANCED   AGGRESSIVE GROWTH
                                                                   PORTFOLIO            PORTFOLIO
                                                              -------------------   -----------------
                                                                    CLASS 1              CLASS 1
                                                              -------------------   -----------------
Management Fees                                                      0.63%                0.71%
Distribution and/or Service (12b-1) Fees(1)                          0.00%                0.00%
Other Expenses                                                       0.09%                0.09%
Total Annual Portfolio Operating Expenses(1)                         0.72%                0.80%

---------------

(1) Through expense offset arrangements resulting from broker commission recapture, a portion of the portfolio's distribution and/or service fees and other expenses have been reduced. For the period February 1, 2004 to November 30, 2004, broker commission recapture amounts received by certain Portfolios were used to offset the Portfolio's distribution fees. For the period December 1, 2004 to January 31, 2005, broker commission recapture amounts received by certain Portfolios were used to offset the Portfolio's other expenses. "Distribution and/or Service (12b-1) Fees" and "Other Expenses" do not take into account these expense reductions and are therefore higher than the actual distribution fees and other expenses of the Portfolio. Had the expense reductions been taken into account, "Total Annual Portfolio Operating Expenses" would have been as follows:

                                                                   CLASS 1
                                                                   -------
SunAmerica Balanced Portfolio*                                      0.72%
Aggressive Growth Portfolio*                                        0.80%

---------------
* The amount by which brokerage commission recapture amounts reduced Portfolio expenses was less than 0.01%.

EXAMPLE

This Example is intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year, reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the gross expenses shown in the fee table, your costs would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                              ------   -------   -------   --------
SunAmerica Balanced Portfolio*..............................   $ 74     $230     $  401     $  894
Aggressive Growth Portfolio*................................     82      255        444        990

---------------

* The Example does not take into account voluntary fee waivers and/or expense reimbursements by the Adviser and expense reductions resulting from directed brokerage arrangements. The fee waivers and/or expense reimbursements will continue indefinitely, but may be terminated at any time.

The following are your costs after these fee waivers and/or expense reimbursements and expense reductions.

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                              ------   -------   -------   --------
SunAmerica Balanced Portfolio*..............................   $ 74     $230      $401      $  894
Aggressive Growth Portfolio*................................     82      255       444         990

---------------

* The amount of the voluntary fee waiver and/or expense reimbursements by the Adviser was less than $1.00.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                              ACCOUNT INFORMATION
--------------------------------------------------------------------------------

Shares of the Portfolios are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts") offered by life insurance companies affiliated with AIG SunAmerica Asset Management Corp. ("SAAMCo" or the "Adviser"), the Trust's investment adviser and manager. The term "Manager" as used in this Prospectus means either SAAMCo or other registered investment advisers that serve as subadvisers to the Trust, as the case may be. All shares of the Trust are owned by "Separate Accounts" of the life insurance companies. If you would like to invest in a Portfolio, you must purchase a Variable Contract from one of the life insurance companies. The Trust offers these classes of shares: Class 1, Class 2 and Class 3 shares. Class 1 shares of the Portfolios, which are issued only in connection with certain Variable Contracts, are offered through this Prospectus. Class 2 and Class 3 shares are offered through a separate prospectus.

You should be aware that the Variable Contracts involve fees and expenses that are not described in this prospectus, and that the contracts also may involve certain restrictions and limitations. You will find information about purchasing a Variable Contract and the Portfolios available to you in the prospectus that offers the contracts, which accompanies this Prospectus.

The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts through the various life insurance companies. Nevertheless, the Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

DISTRIBUTION (12B-1) PLAN

Effective November 30, 2004, the 12b-1 plan for Class 1 shares of each Portfolio was terminated. Through November 30, 2004, each Portfolio could have participated in directed brokerage programs, whereby a portion of the brokerage commissions generated by a Portfolio would be used to make payments to AIG SunAmerica Capital Services, Inc. (the "Distributor") to pay for various distribution activities. Such payments to the Distributor could not exceed an annual rate of 0.75% of the average daily net assets of Class 1 shares of each Portfolio. The distribution fees were used to compensate the Distributor and certain financial intermediaries to pay for activities principally intended to result in the sale of Class 1 shares of each Portfolio. Accordingly, for the year ended January 31, 2005, distribution fees were paid based on the aforementioned rate.

TRANSACTION POLICIES

VALUATION OF SHARES. The net asset value per share ("NAV") for each Portfolio and class is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets of each class by the number of such class's outstanding shares. The NAV for each Portfolio also may be calculated on any other day in which there is sufficient liquidity in the securities held by the Portfolio. As a result, the value of the Portfolio's shares may change on days when you will not be able to purchase or redeem your shares.

Investments for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless, in accordance with pricing procedures approved by the Trust's Board, the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures approved by the Board.

SunAmerica Series Trust

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. The Trust uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Certain of the Portfolios may invest to a large extent in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not price its shares. As a result, the value of these Portfolios' shares may change on days when the Trust is not open for purchases or redemptions.

BUY AND SELL PRICES. The Separate Accounts buy and sell shares of a Portfolio at NAV, without any sales or other charges.

EXECUTION OF REQUESTS. The Trust is open on those days when the New York Stock Exchange is open for regular trading. Buy and sell requests are executed at the next NAV to be calculated after the request is accepted by the Trust. If the order is received by the Trust, or the insurance company as its authorized agent, before the Trust's close of business (generally 4:00 p.m., Eastern time), the order will receive that day's closing price. If the order is received after that time, it will receive the next business day's closing price.

During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven business days or longer, as allowed by federal securities laws.

FREQUENT PURCHASES AND REDEMPTIONS OF SHARES

The Portfolios, which are offered only through Variable Contracts, are intended for long-term investment and not as frequent short-term trading ("market timing") vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers or redemptions should not acquire Variable Contracts that relate to shares of the Portfolios. The Board of Trustees has adopted policies and procedures with respect to market timing activity as discussed below.

The Trust believes that market timing activity is not in the best interest of its Portfolios' performance or their participants. Market timing can disrupt the ability of a Manager to invest assets in an orderly, long-term manner, which may have an adverse impact on the performance of the Portfolios. In addition, market timing may increase a Portfolio's expenses through: increased brokerage, transaction and administrative costs; forced and unplanned portfolio turnover; and large asset swings that decrease a Portfolio's ability to provide maximum investment return to all participants. This in turn can have an adverse effect on Portfolio performance.

Since certain Portfolios invest significantly in foreign securities and/or high yield fixed income securities ("junk bonds"), they may be particularly vulnerable to market timing. For a description of those Portfolios investing significantly in junk bonds or foreign securities, see page 4 of the Prospectus. Market timing in Portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a Portfolio's international portfolio securities trade and the time as of which the Portfolio's net asset value is calculated. Market timing in Portfolios investing significantly in junk bonds

                                                         SunAmerica Series Trust

may occur if market prices are not readily available for a Portfolio's junk bond holdings. Market timers may purchase shares of a Portfolio based on events occurring after foreign market closing prices are established but before calculation of the Portfolio's net asset value, or if they believe market prices for junk bonds are not accurately reflected by a Portfolio. One of the objectives of the Trust's fair value pricing procedures is to minimize the possibilities of this type of market timing (see "Transaction
Policies -- Valuation of Shares").

Shares of the Portfolios are generally held through insurance company separate accounts. The ability of the Trust to monitor transfers made by the participants in separate accounts maintained by financial intermediaries is limited by the institutional nature of these omnibus accounts. The Board's policy is that the Portfolios must rely on the insurance company separate account to both monitor market timing within a Portfolio and attempt to prevent it through their own policies and procedures. In situations in which the Trust becomes aware of possible market timing activity, it will notify the insurance company separate account in order to help facilitate the enforcement of such entity's market timing policies and procedures. There is no guarantee that the Trust will be able to detect market timing activity or the participants engaged in such activity, or, if it is detected, to prevent its recurrence. Whether or not the Trust detects it, if market timing activity occurs, then you should anticipate that you will be subject to the disruptions and increased expenses discussed above. The Trust reserves the right, in its sole discretion and without prior notice, to reject or refuse purchase orders received from insurance company separate accounts, whether directly or by transfer, including orders that have been accepted by a financial intermediary, that the Trust determines not to be in the best interest of the Portfolios. Such rejections or refusals will be applied uniformly without exception.

Please review your Variable Contract prospectus for more information regarding the insurance company's market timing policies and procedures, including any restrictions or limitations that the insurance company separate account may impose with respect to trades made through a Variable Contract.

Please refer to the documents pertaining to your Variable Contract prospectus on how to direct investments in or redemptions from (including making transfers into or out of) the Portfolios and any fees that may apply.

PORTFOLIO HOLDINGS

The Trust's policies and procedures with respect to the disclosure of the Portfolios' securities are described in the Statement of Additional Information.

DIVIDEND POLICIES AND TAXES

DISTRIBUTIONS. For each Portfolio, dividends from net investment income and capital gain distributions, if any, are declared and paid annually.

DISTRIBUTION REINVESTMENT. The dividends and distributions will be reinvested automatically in additional shares of the same Portfolio on which they were paid.

TAXABILITY OF A PORTFOLIO. Each Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. As long as each Portfolio is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                     MORE INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT STRATEGIES

Each Portfolio has its own investment goal and principal investment strategy for pursuing it as described in the charts beginning on page 3. The charts below summarize information about each Portfolio's investments. We have included a glossary to define the investment and risk terminology used in the charts and throughout this Prospectus. Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase under normal market conditions. You should consider your ability to assume the risks involved before investing in a Portfolio through one of the Variable Contracts.


-----------------------------------------------------------------------------------------------------------------------
                                                    SUNAMERICA
                                                     BALANCED                           AGGRESSIVE GROWTH
-----------------------------------------------------------------------------------------------------------------------
  What are the Portfolio's principal   - Equity securities:                   - Equity securities:
  investments?                           - common stocks                        - small-cap stocks
                                       - Fixed income securities (at least      - mid-cap stocks
                                         25%):                                  - convertible securities
                                         - U.S. government securities           - warrants
                                         - corporate debt instruments         - Defensive investments
-----------------------------------------------------------------------------------------------------------------------
  What other types of investments or   - Equity securities:                   - Equity securities:
  strategies may the Portfolio use to    - small-cap stocks (up to 20%)         - large-cap stocks
  a significant extent?                - Short-term investments
                                       - Defensive investments
                                       - Foreign securities
                                       - Illiquid securities (up to 15%)
                                       - Junk bonds (up to 15%)
-----------------------------------------------------------------------------------------------------------------------
  What other types of investments may  - Options and futures                  - Borrowing for temporary or
  the Portfolio use as part of         - Currency transactions                  emergency purposes (up to 33 1/3%)
  efficient portfolio management or    - Borrowing for temporary or           - Options and futures
  to enhance return?                     emergency purposes (up to 33 1/3%)   - Illiquid securities (up to 15%)
                                       - Securities lending (up to 33 1/3%)   - Short-term investments
                                                                              - IPOs
-----------------------------------------------------------------------------------------------------------------------
  What additional risks normally       - Active trading                       - Active trading
  affect the Portfolio?                - Credit quality                       - Derivatives
                                       - Currency volatility                  - Growth stocks
                                       - Derivatives                          - Hedging
                                       - Foreign exposure                     - Illiquidity
                                       - Hedging                              - IPO investing
                                       - Illiquidity                          - Market volatility
                                       - Interest rate fluctuations           - Securities selection
                                       - Market volatility                    - Small and medium sized companies
                                                                              - Technology sector
-----------------------------------------------------------------------------------------------------------------------

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                                    GLOSSARY
--------------------------------------------------------------------------------

INVESTMENT TERMINOLOGY

BORROWING FOR TEMPORARY OR EMERGENCY PURPOSES involves the borrowing of cash or securities by a Portfolio in limited circumstances, including to meet redemptions. Borrowing will cost a Portfolio interest expense and other fees. Borrowing may exaggerate changes in a Portfolio's net asset value and the cost may reduce a Portfolio's return.

CURRENCY TRANSACTIONS include the purchase and sale of currencies to facilitate the settlement of securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates or to enhance returns.

DEFENSIVE INVESTMENTS include high quality fixed income securities, repurchase agreements and other money market instruments. A Portfolio may make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.

EQUITY SECURITIES, such as COMMON STOCKS, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as CONVERTIBLE PREFERRED STOCK, CONVERTIBLE BONDS, WARRANTS and RIGHTS, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

     - CONVERTIBLE SECURITIES are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.

     - MARKET CAPITALIZATION RANGES. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding securities of the company. Generally, large-cap stocks will include companies that fall within the range of the Russell 1000 Index, mid-cap stocks will include companies that fall within the capitalization range of the Russell Midcap Index(R), and small-cap stocks will include companies that fall within the range of the Russell 2000(R) Index.

       Due to fluctuations in market conditions, there may be some overlap among capitalization categories. The market capitalization of companies within any Portfolio's investments may change over time; however, a Portfolio will not sell a stock just because a company has grown to a market capitalization outside the appropriate range. The Portfolios may, on occasion, purchase companies with a market capitalization above/or below the range.

     - WARRANTS are rights to buy common stock of a company at a specified price during the life of the warrant.

     - RIGHTS represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

FIXED INCOME SECURITIES are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a SENIOR FIXED INCOME SECURITY is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities include:

     - U.S. GOVERNMENT SECURITIES are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the

SunAmerica Series Trust

       U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

     - CORPORATE DEBT INSTRUMENTS (BONDS, NOTES AND DEBENTURES) are securities representing a debt of a corporation. The issuer is obligated to repay a principal amount of indebtedness at a stated time in the future and in most cases to make periodic payments of interest at a stated rate.

     - An INVESTMENT GRADE FIXED INCOME SECURITY is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by the Adviser or Subadviser). The two best-known debt rating agencies are S&P and Moody's. INVESTMENT GRADE refers to any security rated "BBB" or above by S&P or "Baa" or above by Moody's.

     - A JUNK BOND is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.

FOREIGN SECURITIES are issued by companies located outside of the United States, including emerging markets. Foreign securities may include foreign corporate and government bonds, foreign equity securities, foreign investment companies, passive foreign investment companies ("PFICs"), American Depositary Receipts ("ADRs") or other similar securities that represent interests in foreign equity securities, such as European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). An EMERGING MARKET country is generally one with a low or middle income economy that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and economic conditions and the list of emerging market countries may vary by Adviser or Subadviser.

ILLIQUID/RESTRICTED SECURITIES are subject to legal or contractual restrictions that may make them difficult to sell. A security that cannot easily be sold within seven days will generally be considered illiquid. Certain restricted securities (such as Rule 144A securities) are not generally considered illiquid because of their established trading market.

OPTIONS AND FUTURES are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets, instruments or a market or economic index. An option gives its owner the right, but not the obligation, to buy ("call") or sell ("put") a specified amount of a security at a specified price within a specified time period. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price. Certain Portfolios may also purchase and write (sell) option contracts on swaps, commonly referred to as swaptions. A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed-upon terms.

SECURITIES LENDING involves a loan of securities by a Portfolio in exchange for cash or collateral. A Portfolio earns interest on the loan while retaining ownership of the security.

SHORT SALES involve the selling of a security which the Portfolio does not own in anticipation of a decline in the market value of the security. In such transactions the Portfolio borrows the security for delivery to the buyer and must eventually replace the borrowed security for return to the lender. The Portfolio bears the risk that price at the time of replacement may be greater than the price at which the security was sold.

                                                         SunAmerica Series Trust

SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses.

RISK TERMINOLOGY

ACTIVE TRADING: A strategy used whereby a Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio. In addition, because a Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. During periods of increased market volatility, active trading may be more pronounced. In the "Financial Highlights" section we provide each Portfolio's portfolio turnover rate for each of the last five fiscal years.

CREDIT QUALITY: The creditworthiness of an issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue JUNK BONDS. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

CURRENCY VOLATILITY: The value of a Portfolio's foreign investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio's non-U.S. dollar denominated securities.

DERIVATIVES: A derivative is any financial instrument whose value is based on, and determined by, another security, index or benchmark (i.e., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed "over the counter" markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in the portfolio, the Portfolio will be exposed to the risks associated with hedging as described in this glossary. To the extent an option or futures contract is used to enhance return, rather than as a hedge, a Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when an issuer is in an EMERGING MARKET. Historically, the markets of EMERGING MARKET countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

GROWTH STOCKS: Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.

SunAmerica Series Trust

HEDGING: Hedging is a strategy in which a Portfolio uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the derivative will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

ILLIQUIDITY: There may not be a market for certain securities making it difficult or impossible to sell at the time and the price that the seller would like.

INTEREST RATE FLUCTUATIONS: The volatility of fixed income securities is due principally to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates. As interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

IPO INVESTING: A Portfolio's purchase of shares issued as part of, or a short period after, companies' initial public offerings ("IPOs"), exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time.

MARKET VOLATILITY: The stock and/or bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Portfolio's portfolio.

SECURITIES SELECTION: A strategy used by a Portfolio, or securities selected by its portfolio manager, may fail to produce the intended return.

SMALL AND MEDIUM SIZED COMPANIES: Companies with smaller market capitalizations (particularly under $1.35 billion) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of medium sized companies are also usually more volatile and entail greater risks than securities of large companies.

TECHNOLOGY SECTOR: There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the price of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers, bears an additional risk that economic events may affect a substantial portion of the Portfolio's investments. In addition, at times, equity securities of technology-related issuers may underperform relative to other sectors.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                                   MANAGEMENT
--------------------------------------------------------------------------------

INFORMATION ABOUT THE INVESTMENT ADVISER AND MANAGER

SAAMCo serves as investment adviser and manager for all the Portfolios of the Trust. SAAMCo selects the Subadvisers for Portfolios, manages the investments for certain Portfolios, provides various administrative services and supervises the daily business affairs of each Portfolio. SAAMCo was organized in 1982 under the laws of Delaware, and managed, advised or administered assets in excess of $42.9 billion as of December 31, 2004. SAAMCo is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992

SAAMCo has received an exemptive order from the Securities and Exchange Commission that permits SAAMCo, subject to certain conditions, to enter into agreements relating to the Trust with Subadvisers approved by the Board of Trustees without obtaining shareholder approval. The exemptive order also permits SAAMCo, subject to the approval of the Board but without shareholder approval, to employ new Subadvisers for new or existing Portfolios, change the terms of particular agreements with Subadvisers or continue the employment of existing Subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders will be notified of any Subadviser changes. Shareholders of a Portfolio have the right to terminate an agreement with a Subadviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio.

In addition to serving as investment adviser and manager of the Trust, SAAMCo serves as adviser, manager and/or administrator for AIG Series Trust, Anchor Series Trust, Seasons Series Trust, SunAmerica Focused Series, Inc., SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Senior Floating Rate Fund, Inc., VALIC Company I and VALIC Company II.

For the fiscal year ended January 31, 2005, each Portfolio paid SAAMCo a fee equal to the following percentage of average daily net assets:

                         PORTFOLIO                             FEE
                         ---------                            -----
SunAmerica Balanced Portfolio...............................  0.63%
Aggressive Growth Portfolio.................................  0.71%

INFORMATION ABOUT THE DISTRIBUTOR

AIG SunAmerica Capital Services, Inc. (the "Distributor") distributes each Portfolio's shares and incurs the expenses of distributing the Portfolios' shares under a Distribution Agreement with respect to the Portfolios, none of which are reimbursed by or paid for by the Portfolios. The Distributor is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.

SunAmerica Series Trust

PORTFOLIO MANAGEMENT

The investment manager(s) and/or management team(s) that have primary responsibility for the day-to-day management of the Portfolios are set forth below in the following table. Unless otherwise noted, a management team's members share responsibility in making investment decisions on behalf of a Portfolio and no team member is limited in his/her role with respect to the management team.

The Statement of Additional Information provides information regarding the portfolio managers listed below, including other accounts they manage, their ownership interest in the Portfolio(s) that they serve as portfolio manager, and the structure and method used by the Adviser/Subadviser to determine their compensation.


---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 SunAmerica Balanced        SAAMCo                      - Francis D. Gannon              Mr. Gannon has been a
 Portfolio                                                Senior Vice President and      portfolio manager with SAAMCo
                                                          Portfolio Manager              since 1996. He joined SAAMCo
                                                        Fixed Income Investment Team     in 1993 as an equity analyst.
                                                          includes:
                                                        - Thomas Reeg                    Mr. Reeg joined SAAMCo in 2004
                                                          Portfolio Manager              as a portfolio manager. In
                                                                                         addition to his position with
                                                                                         SAAMCo, Mr. Reeg is currently
                                                                                         Managing Director and
                                                                                         Portfolio Manager, Leverage
                                                                                         Finance Group of AIG Global
                                                                                         Investment Corp. ("AIGGIC").
                                                                                         Prior to joining AIGGIC in
                                                                                         2002, he was a senior research
                                                                                         analyst with Bank One Capital
                                                                                         Markets from 2001 to 2002 and
                                                                                         ABN AMRO from 1999 to 2001.
                                                                                         Mr. Reeg holds the Chartered
                                                                                         Financial Analyst designation.
---------------------------------------------------------------------------------------------------------------------------

                                                         SunAmerica Series Trust


---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------

                                                        - Greg A. Braun                  Mr. Braun joined SAAMCo in
                                                          Portfolio Manager              2002 as a portfolio manager.
                                                                                         In addition to his position
                                                                                         with SAAMCo, Mr. Braun is
                                                                                         currently Managing Director
                                                                                         and Portfolio Manager,
                                                                                         CDO/Mutual Funds of AIGGIC.
                                                                                         Prior to joining AIGGIC in
                                                                                         2001, Mr. Braun was a senior
                                                                                         credit analyst with American
                                                                                         General Investment Management,
                                                                                         L.P. from 1996 to 2001. Mr.
                                                                                         Braun holds the Chartered
                                                                                         Financial Analyst designation.
---------------------------------------------------------------------------------------------------------------------------
 Aggressive Growth          SAAMCo                      - Brian P. Clifford              Mr. Clifford joined SAAMCo in
 Portfolio                                                Vice President and Portfolio   February 1998 as a portfolio
                                                          Manager                        manager and was named Vice
                                                                                         President in October 1999.
                                                                                         From 1995 until he joined
                                                                                         SAAMCo, Mr. Clifford was a
                                                                                         portfolio manager with Morgan
                                                                                         Stanley Dean Witter.
---------------------------------------------------------------------------------------------------------------------------

CUSTODIAN, TRANSFER AND DIVIDEND PAYING AGENT

State Street Bank and Trust Company, Boston, MA, acts as Custodian of the Trust's assets as well as Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                             FINANCIAL HIGHLIGHTS*
--------------------------------------------------------------------------------
The following Financial Highlights tables for each Portfolio are intended to help you understand the Portfolios' financial performance for the past 5 years (or for periods since commencement of operations). Certain information reflects financial results for a single Portfolio share. The total returns in each table represent the rate that an investor would have earned on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). Separate Account charges are not reflected in the total returns. If these amounts were reflected, returns would be less than those shown. This information has been audited by PricewaterhouseCoopers, LLP, whose report, along with each Portfolio's financial statements, is included in the Trust's Annual Report to shareholders, which is available upon request.

-------------------------------------------------------------------------------------------------------------------------------
               NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
  ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
-------------------------------------------------------------------------------------------------------------------------------
                                             SunAmerica Balanced Portfolio Class 1
01/31/01     $19.06      $0.36        $(1.46)        $(1.10)       $(0.22)        $(0.10)        $(0.32)      $17.64     (5.88)%
01/31/02      17.64       0.31         (3.12)         (2.81)        (0.33)         (0.48)         (0.81)       14.02    (15.86)
01/31/03      14.02       0.25         (2.34)         (2.09)        (0.34)            --          (0.34)       11.59    (14.95)
01/31/04      11.59       0.18          1.95           2.13         (0.29)            --          (0.29)       13.43     18.51
01/31/05      13.43       0.28          0.32           0.60         (0.21)            --          (0.21)       13.82      4.52

                                              Aggressive Growth Portfolio Class 1
01/31/01      22.72       0.05         (3.09)         (3.04)           --          (1.96)         (1.96)       17.72    (14.88)
01/31/02      17.72       0.03         (5.77)         (5.74)        (0.05)         (3.09)         (3.14)        8.84    (31.71)
01/31/03       8.84      (0.02)        (2.13)         (2.15)        (0.02)(2)         --          (0.02)        6.67    (24.28)
01/31/04       6.67      (0.03)         2.22           2.19            --             --             --         8.86     32.83
01/31/05       8.86      (0.02)         1.26           1.24            --             --             --        10.10     14.00

----------  -------------------------------------------------
              NET                    RATIO OF NET
             ASSETS     RATIO OF      INVESTMENT
             END OF    EXPENSES TO    INCOME TO
  PERIOD     PERIOD      AVERAGE       AVERAGE      PORTFOLIO
  ENDED     (000'S)    NET ASSETS     NET ASSETS    TURNOVER
----------  -------------------------------------------------
                  SunAmerica Balanced Portfolio Class 1
01/31/01    $575,039     0.64%          1.87%          333%
01/31/02     471,194      0.66           2.00          322
01/31/03     310,531      0.68           1.91          611
01/31/04     318,419      0.69           1.45          186
01/31/05     275,323      0.72(1)        2.03(1)       192
                   Aggressive Growth Portfolio Class 1
01/31/01     495,826      0.70           0.23          263
01/31/02     293,084      0.75           0.21          229
01/31/03     156,449      0.77          (0.24)         150
01/31/04     198,390      0.79          (0.39)         103
01/31/05     189,042      0.80(1)       (0.26)(1)       89

---------------

   *  Calculated based upon average shares outstanding.
  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
 (1)  Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

                                              ----
                                              1/05
                                              ----
     SunAmerica Balanced Class 1............  0.00%
     Aggressive Growth Class 1..............  0.00

 (2)  Includes a tax return of capital of less than $0.01 per share.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                              FOR MORE INFORMATION
--------------------------------------------------------------------------------

The following documents contain more information about the Portfolios and are available free of charge upon request:

        ANNUAL/SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Portfolio's performance for the most recently completed fiscal year.

        STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Portfolios' policies, investment restrictions and business structure. This Prospectus incorporates the SAI by reference.

You may obtain copies of these documents or ask questions about the Portfolios at no charge by calling (800) 445-7862 or by writing the Trust at P.O. Box 54299, Los Angeles, California 90054-0299.

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call 1-202-942-8090 for information on the operation of the Public Reference Room. Reports and other information about the Portfolios are also available on the EDGAR Database on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies of this information may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with any different information.

INVESTMENT COMPANY ACT
-  File No. 811-7238

                 ----------------------------------------------

                                   PROSPECTUS
                                  MAY 2, 2005
                 ----------------------------------------------

                            SUNAMERICA SERIES TRUST

                                (CLASS 2 SHARES)

                  --    Davis Venture Value Portfolio
                  --    Alliance Growth Portfolio
                  --    MFS Mid-Cap Growth Portfolio
                  --    Technology Portfolio
                  --    Global Equities Portfolio

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
APPROVED OR DISAPPROVED THESE SECURITIES OR
PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

TRUST HIGHLIGHTS............................................      3

  Q&A.......................................................      3

EXPENSE SUMMARY.............................................     11

ACCOUNT INFORMATION.........................................     13

MORE INFORMATION ABOUT THE PORTFOLIOS.......................     16

  Investment Strategies.....................................     16

GLOSSARY....................................................     18

  Investment Terminology....................................     18

  Risk Terminology..........................................     20

MANAGEMENT..................................................     22

  Information about the Investment Adviser and Manager......     22

  Information about the Subadvisers.........................     22

  Information about the Distributor.........................     23

  Portfolio Management......................................     24

  Custodian, Transfer and Dividend Paying Agent.............     25

FINANCIAL HIGHLIGHTS........................................     26

FOR MORE INFORMATION........................................     28

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                                TRUST HIGHLIGHTS
--------------------------------------------------------------------------------

The following questions and answers are designed to give you an overview of SunAmerica Series Trust (the "Trust") and to provide you with information about the Trust's thirty-two separate investment series ("Portfolios"), five of which are described in this Prospectus, and their investment goals and principal investment strategies. More detailed investment information is provided in the charts, under "More Information About the Portfolios," which begins on page 16, and the glossary that follows on page 18.


                             Q&A
A "GROWTH" PHILOSOPHY -- that of investing in securities believed to offer the potential for capital appreciation -- focuses on securities of companies that are considered to have a historical record of above-average growth rate, significant growth potential, above-average earnings growth or value, the ability to sustain earnings growth, or that offer proven or unusual products or services, or operate in industries experiencing increasing demand.

MARKET CAPITALIZATION represents the total market value of the outstanding securities of a corporation.

A "VALUE" PHILOSOPHY -- that of investing in securities that are believed to be undervalued in the market -- often reflects a contrarian approach in that the potential for superior relative performance is believed to be highest when fundamentally solid companies are out of favor. The selection criteria is generally calculated to identify stocks of companies with solid financial strength that have low price-earnings ratios and have generally been overlooked by the market, or companies undervalued within an industry or market capitalization category.

"NET ASSETS" as referred to under "Principal Investment Strategy" takes into account borrowings for investment purposes.

CAPITAL APPRECIATION/GROWTH is an increase in the market value of securities held.


Q:   WHAT ARE THE PORTFOLIOS' INVESTMENT GOALS AND PRINCIPAL INVESTMENT
     STRATEGIES?

A: Each Portfolio operates as a separate mutual fund, with its own investment goal and a principal investment strategy for pursuing it. A Portfolio's investment goal may be changed without shareholder approval, but you will be notified of any change. There can be no assurance that any Portfolio will meet its investment goal or that the net return on an investment will exceed what could have been obtained through other investment or savings vehicles.


-----------------------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL            PRINCIPAL INVESTMENT STRATEGY
-----------------------------------------------------------------------------------------------
  Davis Venture Value      growth of capital          invests primarily in common stocks of
  Portfolio                                           companies with market capitalizations
                                                      of at least $10 billion
-----------------------------------------------------------------------------------------------
  Alliance Growth          long-term growth of        invests primarily in equity
  Portfolio                capital                    securities of a limited number of
                                                      large, carefully selected, high
                                                      quality U.S. companies that are
                                                      judged likely to achieve superior
                                                      earnings
-----------------------------------------------------------------------------------------------
  MFS Mid-Cap Growth       long-term growth of        invests, under normal circumstances,
  Portfolio                capital                    at least 80% of net assets in equity
                                                      securities of medium-sized companies
                                                      that its Subadviser believes have
                                                      above-average growth potential
-----------------------------------------------------------------------------------------------
  Technology Portfolio     long-term capital          invests, under normal circumstances,
                           appreciation               at least 80% of net assets in equity
                                                      securities that demonstrate the
                                                      potential for capital appreciation,
                                                      issued by companies the Subadviser
                                                      believes are positioned to benefit
                                                      from involvement in technology and
                                                      technology-related industries
                                                      worldwide
-----------------------------------------------------------------------------------------------
  Global Equities          long-term growth of        invests primarily in common stocks or
  Portfolio                capital                    securities with common stock
                                                      characteristics of U.S. and foreign
                                                      issuers that demonstrate the
                                                      potential for appreciation and
                                                      engages in transactions in foreign
                                                      currencies; under normal
                                                      circumstances, at least 80% of net
                                                      assets of the Portfolio will be
                                                      invested in equity securities
-----------------------------------------------------------------------------------------------

SunAmerica Series Trust

Q:  WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS?

A: The following section describes the principal risks of each Portfolio, while the charts beginning on page 16 describe various additional risks.

    Risks of Investing in Equity Securities

    The DAVIS VENTURE VALUE, ALLIANCE GROWTH, MFS MID-CAP GROWTH, TECHNOLOGY, and GLOBAL EQUITIES PORTFOLIOS invest primarily in equity securities. As with any equity fund, the value of your investment in any of these Portfolios may fluctuate in response to stock market movements. You should be aware that the performance of different types of equity stocks may rise or decline under varying market conditions -- for example, "value" stocks may perform well under circumstances in which "growth" stocks in general have fallen, or vice versa. In addition, individual stocks selected for any of these Portfolios may underperform the market generally, relevant indices or other funds with comparable investment objectives and strategies.

    Risks of Investing in Growth Stocks

    Growth stocks are historically volatile, which will particularly affect the ALLIANCE GROWTH, MFS MID-CAP GROWTH and TECHNOLOGY PORTFOLIOS.

    Risks of Value Investing

    The risk that the portfolio manager's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect, will particularly affect the DAVIS VENTURE VALUE PORTFOLIO.

    Risks of Investing in Junk Bonds

    The MFS MID-CAP GROWTH PORTFOLIO also may invest significantly in junk bonds. Junk bonds carry a substantial risk of default or changes in the issuer's creditworthiness, or they may already be in default. A junk bond's market price may fluctuate more than higher-quality securities and may decline significantly. In addition, it may be more difficult for the Portfolio to dispose of junk bonds or to determine their value. Junk bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force the Portfolio to replace the security with a lower yielding security. If this occurs, it will result in a decreased return for you.

    Risks of Investing Internationally

    All of the Portfolios may invest in foreign securities. These securities may be denominated in currencies other than U.S. dollars. Foreign investing presents special risks. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility, and, in addition, foreign securities may not be as liquid as domestic securities. These risks affect all the Portfolios and are primary risks of the GLOBAL EQUITIES PORTFOLIO.

    Risks of Investing in Emerging Market Countries

    The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing or "emerging market" countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than developed countries. As a result, these markets are generally more volatile than the markets of developed countries. The MFS MID-CAP GROWTH, TECHNOLOGY and GLOBAL EQUITIES PORTFOLIOS may also invest in emerging market countries.

    Risks of Investing in Smaller Companies

    Stocks of smaller companies may be more volatile than, and not as liquid as, those of larger companies. This will particularly affect the TECHNOLOGY PORTFOLIO.

    Risks of Investing in Technology Companies

    Technology companies may react similarly to certain market pressures and events. They may be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, and obsolescence of existing technology. As a result, the returns of a Portfolio that invests in technology companies may be considerably more volatile than those of a fund that does not invest in technology companies. This will particularly affect the TECHNOLOGY PORTFOLIO.

                                                         SunAmerica Series Trust

    Additional Principal Risks

    Shares of the Portfolios are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

Q:  HOW HAVE THE PORTFOLIOS PERFORMED HISTORICALLY?

A: The following Risk/Return Bar Charts and Tables illustrate the risks of investing in the Portfolios by showing changes in the Portfolios' performance from calendar year to calendar year, and comparing the Portfolios' average annual returns to those of an appropriate market index. Fees and expenses incurred at the contract level are not reflected in the bar charts and tables. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                         DAVIS VENTURE VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 2)*
                                  (BAR CHART)

                                                               DAVIS VENTURE VALUE PORTFOLIO CLASS 2
                                                               --------------------------------------
2002                                                                          -16.86%
2003                                                                           32.89%
2004                                                                           13.34%

During the period shown in the bar chart, the highest return for a quarter was 18.64% (quarter ended 06/30/03) and the lowest return for a quarter was -13.17% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was 0.42%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                       PAST ONE       SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2004)                          YEAR      INCEPTION(1)
--------------------------------------------------------------------------------------
 Davis Venture Value Portfolio Class 2                         13.34%          5.96%
--------------------------------------------------------------------------------------
 S&P 500(R) Index(2)                                           10.88%          2.00%
--------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 2 shares of the Portfolio is July 9, 2001.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                           ALLIANCE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 2)*
                                  (BAR CHART)

                                                               ALLIANCE GROWTH PORTFOLIO CLASS 2
                                                               ---------------------------------
2002                                                                        -31.39%
2003                                                                         25.61%
2004                                                                          7.74%

During the period shown in the bar chart, the highest return for a quarter was 12.49% (quarter ended 06/30/03) and the lowest return for a quarter was -16.34% (quarter ended 06/30/02). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -6.74%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                       PAST ONE       SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2004)                          YEAR      INCEPTION(1)
--------------------------------------------------------------------------------------
 Alliance Growth Portfolio Class 2                              7.74%         -2.04%
--------------------------------------------------------------------------------------
 Russell 1000(R) Growth Index(2)                                6.30%         -1.33%
--------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 2 shares of the Portfolio is July 9, 2001.

(2) The Russell 1000(R) Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                          MFS MID-CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 2)*

                                  (BAR CHART)

                                                               MFS MID-CAP GROWTH PORTFOLIO CLASS 2
                                                               ------------------------------------
2002                                                                         -47.21%
2003                                                                          37.02%
2004                                                                          13.89%

During the period shown in the bar chart, the highest return for a quarter was 18.02% (quarter ended 06/30/03) and the lowest return for a quarter was -34.49% (quarter ended 06/30/02). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -6.87%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                       PAST ONE       SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2004)                          YEAR      INCEPTION(1)
--------------------------------------------------------------------------------------
 MFS Mid-Cap Growth Portfolio Class 2                          13.89%        -8.81%
--------------------------------------------------------------------------------------
 Russell Midcap(R) Growth Index(2)                             15.48%         4.68%
--------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 2 shares of the Portfolio is July 9, 2001.

(2) The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.

                                                         SunAmerica Series Trust

      --------------------------------------------------------------------------

                               TECHNOLOGY PORTFOLIO
   -----------------------------------------------------------------------------

                                    (CLASS 2)*

                                    (BAR CHART)

                                                                     TECHNOLOGY PORTFOLIO CLASS 2
                                                                     ----------------------------
2002                                                                            -49.29%
2003                                                                             50.28%
2004                                                                             -2.60%

During the period shown in the bar chart, the highest return for a quarter was 22.78% (quarter ended 06/30/03) and the lowest return for a quarter was -33.86% (quarter ended 06/30/02). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -9.16%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                       PAST ONE        SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2004)                          YEAR      INCEPTION(1)
---------------------------------------------------------------------------------------
 Technology Portfolio Class 2                                  -2.60%         -11.69%
---------------------------------------------------------------------------------------
 Nasdaq(R) Composite Index(2)                                   9.15%           2.53%
---------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 2 shares of the Portfolio is July 9, 2001.

(2) The Nasdaq(R) Composite Index includes over 4,000 companies and measures all Nasdaq domestic and international based common type stocks on The Nasdaq Stock Market.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                           GLOBAL EQUITIES PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 2)*
                                  (BAR CHART)

                                                                 GLOBAL EQUITIES PORTFOLIO CLASS 2
                                                                 ---------------------------------
2002                                                                          -26.99%
2003                                                                           26.34%
2004                                                                           11.76%

During the period shown in the bar chart, the highest return for a quarter was 15.05% (quarter ended 06/30/03) and the lowest return for a quarter was -20.69% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -2.61%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                       PAST ONE       SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2004)                          YEAR      INCEPTION(1)
--------------------------------------------------------------------------------------
 Global Equities Portfolio Class 2                             11.76%         0.25%
--------------------------------------------------------------------------------------
 MSCI World Index(SM) (2)                                      14.72%         4.57%
--------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)  Inception date for Class 2 shares of the Portfolio is July 9, 2001.

(2) The Morgan Stanley Capital International (MSCI) World Index(SM) measures the performance of companies representative of the market structure of 23 developed market countries in North America, Europe and Asia/Pacific regions.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                                EXPENSE SUMMARY
--------------------------------------------------------------------------------

The table below describes the fees and expenses you may pay if you remain invested in each Portfolio. Each Portfolio's annual operating expenses do not reflect the separate account fees charged in the Variable Contracts, as defined herein, in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)

                                             DAVIS VENTURE    ALLIANCE GROWTH     MFS MID-CAP
                                            VALUE PORTFOLIO      PORTFOLIO      GROWTH PORTFOLIO
                                            ---------------   ---------------   ----------------
Management Fees                                  0.71%             0.61%              0.75%
Distribution and/or Service (12b-1)
  Fees(1)                                        0.15%             0.18%              0.17%
Other Expenses                                   0.08%             0.06%              0.07%
Total Annual Portfolio Operating
  Expenses(1)                                    0.94%             0.85%              0.99%

                                              TECHNOLOGY      GLOBAL EQUITIES
                                               PORTFOLIO         PORTFOLIO
                                            ---------------   ---------------
Management Fees                                  1.19%             0.78%
Distribution and/or Service (12b-1)
  Fees(1)                                        0.30%             0.18%
Other Expenses                                   0.19%             0.17%
Total Annual Portfolio Operating
  Expenses(1)                                    1.68%             1.13%

---------------

(1) Through expense offset arrangements resulting from broker commission recapture, a portion of the portfolio's distribution and/or service fees and other expenses have been reduced. For the period February 1, 2004 to November 30, 2004, broker commission recapture amounts received by certain Portfolios were used to offset the Portfolio's distribution fees. For the period December 1, 2004 to January 31, 2005, broker commission recapture amounts received by certain Portfolios were used to offset the Portfolio's other expenses. "Distribution and/or Service (12b-1) Fees" and "Other Expenses" do not take into account these expense reductions and are therefore higher than the actual distribution fees and other expenses of the Portfolio. Had the expense reductions been taken into account, "Total Annual Portfolio Operating Expenses" Class 2 would have been as follows:

                                                    Class 2
                                                    -------
Davis Venture Value Portfolio                        0.94%
Alliance Growth Portfolio                            0.82%
MFS Mid-Cap Growth Portfolio                         0.97%
Technology Portfolio                                 1.53%
Global Equities Portfolio                            1.10%

SunAmerica Series Trust

EXAMPLE

This Example is intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year, reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the gross expenses shown in the fee table, your costs would be:

                                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                            ------   -------   -------   --------
Davis Venture Value Portfolio*............................   $ 96     $300     $  520     $1,155
Alliance Growth Portfolio*................................     87      271        471      1,049
MFS Mid-Cap Growth Portfolio*.............................    101      315        547      1,213
Technology Portfolio*.....................................    171      530        913      1,987
Global Equities Portfolio*................................    115      359        622      1,375

---------------

* The Example does not take into account voluntary fee waivers and/or expense reimbursements by the Adviser and expense reductions resulting from brokerage commission recapture amounts. The fee waivers and/or expense reimbursements will continue indefinitely, but may be terminated at any time.

The following are your costs after these fee waivers and/or expense reimbursements and expense reductions.

                                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                            ------   -------   -------   --------
Davis Venture Value Portfolio*............................   $ 96     $300      $520      $1,155
Alliance Growth Portfolio.................................     84      262       455       1,014
MFS Mid-Cap Growth Portfolio..............................     99      309       536       1,190
Technology Portfolio......................................    156      483       834       1,824
Global Equities Portfolio.................................    112      350       606       1,340

---------------

* The amount of the voluntary fee waiver and/or expense reimbursements by the Adviser we less than $1.00.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                              ACCOUNT INFORMATION
--------------------------------------------------------------------------------

Shares of the Portfolios are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts") offered by life insurance companies affiliated with AIG SunAmerica Asset Management Corp. ("SAAMCo" or the "Adviser"), the Trust's investment adviser and manager. The term "Manager" as used in this Prospectus means either SAAMCo or other registered investment advisers that serve as subadvisers to the Trust, as the case may be. All shares of the Trust are owned by "Separate Accounts" of the life insurance companies. If you would like to invest in a Portfolio, you must purchase a Variable Contract from one of the life insurance companies. Class 2 shares of the Portfolios, which are issued only in connection with certain Variable Contracts, are offered through this Prospectus. Class 1 and Class 3 shares are offered through a separate prospectus.

You should be aware that the Variable Contracts involve fees and expenses that are not described in this prospectus, and that the contracts also may involve certain restrictions and limitations. You will find information about purchasing a Variable Contract and the Portfolios available to you in the prospectus that offers the contracts, which accompanies this Prospectus.

The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts through the various life insurance companies. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

DISTRIBUTION AND SERVICE (12B-1) PLAN

Class 2 shares of each Portfolio are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of up to 0.15% of the average daily net assets of such class of shares. The service fees will be used to compensate the life insurance companies for costs associated with the servicing of the Class 2 shares, including the cost of reimbursing the life insurance companies for expenditures made to financial intermediaries for providing service to contract holders who are the indirect beneficial owners of the Portfolios' Class 2 shares. Because these fees are paid out of each Portfolio's Class 2 assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Effective November 30, 2004, the distribution fee component of the 12b-1 plan for Class 2 shares of each Portfolio was terminated. Through November 30, 2004, each Portfolio could have participated in directed brokerage programs, whereby a portion of the brokerage commissions generated by a Portfolio would be used to make payments to AIG SunAmerica Capital Services, Inc. (the "Distributor") to pay for various distribution activities. Such payments to the Distributor could not exceed an annual rate of 0.75% of the average daily net assets of Class 2 shares of each Portfolio. The distribution fees were used to compensate the Distributor and certain financial intermediaries to pay for activities principally intended to result in the sale of Class 2 shares of each Portfolio. Accordingly, for the year ended January 31, 2005, distribution fees were paid based on the aforementioned rate.

TRANSACTION POLICIES

VALUATION OF SHARES. The net asset value per share ("NAV") for each Portfolio and class is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets of each class by the number of such class's outstanding shares. The NAV for each Portfolio also may be calculated on any other day in which there is sufficient liquidity in the securities held by the Portfolio. As a result, the value of the Portfolio's shares may change on days when you will not be able to purchase or redeem your shares.

SunAmerica Series Trust

Investments for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless, in accordance with pricing procedures approved by the Trust's Board, the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures approved by the Board.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. The Trust uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Certain of the Portfolios may invest to a large extent in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not price its shares. As a result, the value of these Portfolios' shares may change on days when the Trust is not open for purchases or redemptions.

BUY AND SELL PRICES. The Separate Accounts buy and sell shares of a Portfolio at NAV, without any sales or other charges.

EXECUTION OF REQUESTS. The Trust is open on those days when the New York Stock Exchange is open for regular trading. Buy and sell requests are executed at the next NAV to be calculated after the request is accepted by the Trust. If the order is received by the Trust, or the insurance company as its authorized agent, before the Trust's close of business (generally 4:00 p.m., Eastern time), the order will receive that day's closing price. If the order is received after that time, it will receive the next business day's closing price.

During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven business days or longer, as allowed by federal securities laws.

FREQUENT PURCHASES AND REDEMPTIONS OF SHARES

The Portfolios, which are offered only through Variable Contracts, are intended for long-term investment and not as frequent short-term trading ("market timing") vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers or redemptions should not acquire Variable Contracts that relate to shares of the Portfolios. The Board of Trustees has adopted policies and procedures with respect to market timing activity as discussed below.

The Trust believes that market timing activity is not in the best interest of its Portfolios' performance or their participants. Market timing can disrupt the ability of a Manager to invest assets in an orderly, long-term manner, which may have an adverse impact on the performance of the Portfolios. In addition, market timing may increase a Portfolio's expenses through: increased brokerage, transaction and administrative costs; forced and unplanned portfolio turnover; and large asset swings that decrease a Portfolio's ability to provide maximum investment return to all participants. This in turn can have an adverse effect on Portfolio performance.

                                                         SunAmerica Series Trust

Since certain Portfolios invest significantly in foreign securities and/or high yield fixed income securities ("junk bonds"), they may be particularly vulnerable to market timing. For a description of those Portfolios investing significantly in junk bonds or foreign securities, see page 4 of the Prospectus. Market timing in Portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a Portfolio's international portfolio securities trade and the time as of which the Portfolio's net asset value is calculated. Market timing in Portfolios investing significantly in junk bonds may occur if market prices are not readily available for a Portfolio's junk bond holdings. Market timers may purchase shares of a Portfolio based on events occurring after foreign market closing prices are established but before calculation of the Portfolio's net asset value, or if they believe market prices for junk bonds are not accurately reflected by a Portfolio. One of the objectives of the Trust's fair value pricing procedures is to minimize the possibilities of this type of market timing (see "Transaction Policies -- Valuation of Shares").

Shares of the Portfolios are generally held through insurance company separate accounts. The ability of the Trust to monitor transfers made by the participants in separate accounts maintained by financial intermediaries is limited by the institutional nature of these omnibus accounts. The Board's policy is that the Portfolios must rely on the insurance company separate account to both monitor market timing within a Portfolio and attempt to prevent it through their own policies and procedures. In situations in which the Trust becomes aware of possible market timing activity, it will notify the insurance company separate account in order to help facilitate the enforcement of such entity's market timing policies and procedures. There is no guarantee that the Trust will be able to detect market timing activity or the participants engaged in such activity, or, if it is detected, to prevent its recurrence. Whether or not the Trust detects it, if market timing activity occurs, then you should anticipate that you will be subject to the disruptions and increased expenses discussed above. The Trust reserves the right, in its sole discretion and without prior notice, to reject or refuse purchase orders received from insurance company separate accounts, whether directly or by transfer, including orders that have been accepted by a financial intermediary, that the Trust determines not to be in the best interest of the Portfolios. Such rejections or refusals will be applied uniformly without exception.

Please review your Variable Contract prospectus for more information regarding the insurance company's market timing policies and procedures, including any restrictions or limitations that the insurance company separate account may impose with respect to trades made through a Variable Contract.

Please refer to the documents pertaining to your Variable Contract prospectus on how to direct investments in or redemptions from (including making transfers into or out of) the Portfolios and any fees that may apply.

PORTFOLIO HOLDINGS

The Trust's policies and procedures with respect to the disclosure of the Portfolios' securities are described in the Statement of Additional Information.

DIVIDEND POLICIES AND TAXES

DISTRIBUTIONS. For each Portfolio, dividends from net investment income and capital gain distributions, if any, are declared and paid annually.

DISTRIBUTION REINVESTMENT. The dividends and distributions will be reinvested automatically in additional shares of the same Portfolio on which they were paid.

TAXABILITY OF A PORTFOLIO. Each Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. As long as each Portfolio is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                     MORE INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT STRATEGIES

Each Portfolio has its own investment goal and principal investment strategy for pursuing it as described in the charts beginning on page 3. The charts below summarize information about each Portfolio's investments. We have included a glossary to define the investment and risk terminology used in the charts and throughout this Prospectus. Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase under normal market conditions. You should consider your ability to assume the risks involved before investing in a Portfolio through one of the Variable Contracts.



---------------------------------------------------------------------------
                DAVIS VENTURE                           MFS MID-CAP
                    VALUE         ALLIANCE GROWTH          GROWTH
---------------------------------------------------------------------------
  What are     - Equity          - Equity            - Equity
  the            securities:       securities:         securities (at
  Portfolio's    - large-cap       - large-cap         least 80%):
  principal        stocks            stocks            - common stocks
 investments?                                          - mid-cap stocks
                                                       - convertible
                                                         securities
                                                     - Fixed income
                                                       securities:
                                                       - preferred
                                                         stocks
                                                     - Foreign
                                                       securities (up
                                                       to 20%):
                                                       - depositary
                                                         receipts
---------------------------------------------------------------------------
  What other   - Equity          - Foreign           - Junk bonds
  types of       securities:       securities          (up to 10%)
  investments    - mid-cap         (up to 25%)
  or               stocks
  strategies   - Foreign
  may the        securities
  Portfolio
  use to a
  significant
  extent?
---------------------------------------------------------------------------
  What other   - Short-term      - Short-term        - Equity
  types of       investments       investments         securities:
  investments  - Defensive       - Defensive           - warrants and
  may the        investments       investments           rights
  Portfolio    - U.S.            - Borrowing for     - Fixed income
  use as part    government        temporary or        securities:
  of             securities        emergency           - corporate debt
  efficient                        purposes              instruments
  portfolio                        (up to 33 1/3%)     - U.S.
  management                     - Options and           government
  or to                            futures               securities
  enhance                                              - zero-coupon,
  return?                                                deferred
                                                         interest and
                                                         PIK bonds
                                                     - Short sales
                                                     - When issued and
                                                       delayed-delivery
                                                       transactions
                                                     - Options and
                                                       futures
                                                     - Currency
                                                       transactions
                                                     - Forward
                                                       commitments
                                                     - Registered
                                                       investment
                                                       companies
                                                     - Short-term
                                                       investments
                                                     - Securities
                                                       lending
                                                       (up to 33 1/3%)
                                                     - Variable and
                                                       floating rate
                                                       obligations
---------------------------------------------------------------------------
  What         - Foreign         - Active trading    - Active trading
  additional     exposure        - Derivatives       - Credit quality
  risks        - Large cap       - Foreign exposure  - Emerging markets
  normally       companies       - Growth stocks     - Foreign exposure
  affect the   - Market          - Large cap         - Growth stocks
  Portfolio?     volatility        companies         - Market
               - Medium sized    - Market              volatility
                 companies         volatility        - Medium sized
               - Securities      - Securities          companies
                 selection         selection         - Securities
                                                       selection
---------------------------------------------------------------------------

                                                         SunAmerica Series Trust


-------------------------------------------------------

                  TECHNOLOGY      GLOBAL EQUITIES
-------------------------------------------------------
  What are     - Equity          - Equity
  the            securities:       securities (at
  Portfolio's    - common          least 80%):
  principal        stocks          - large-cap
 investments?    - technology        stocks
                   companies       - mid-cap stocks
                   (at least     - Foreign
                   80%)            securities
-------------------------------------------------------
  What other   - Foreign         - Foreign
  types of       securities:       securities:
  investments    - emerging        - emerging
  or               markets           markets
  strategies
  may the
  Portfolio
  use to a
  significant
  extent?
-------------------------------------------------------
  What other   - Equity          - Short-term
  types of       securities:       investments
  investments    - warrants and  - Currency
  may the          rights          transactions
  Portfolio    - Illiquid        - Defensive
  use as part    securities        investments
  of             (up to 15%)     - Borrowing for
  efficient    - Options and       temporary or
  portfolio      futures           emergency
  management   - IPOs              purposes (up to
  or to                            33 1/3%)
  enhance                        - Options and
  return?                          futures
-------------------------------------------------------
  What         - Active trading  - Active trading
  additional   - Derivatives     - Currency
  risks        - Emerging          volatility
  normally       markets         - Derivatives
  affect the   - Foreign         - Emerging markets
  Portfolio?     exposure        - Foreign exposure
               - Growth stocks   - Growth stocks
               - Hedging         - Hedging
               - Illiquidity     - Market
               - IPO investing     volatility
               - Market          - Securities
                 volatility        selection
               - Securities
                 selection
               - Small and
                 medium sized
                 companies
               - Technology
                 sector
-------------------------------------------------------

SunAmerica Series Trust

--------------------------------------------------------------------------------

                                    GLOSSARY
--------------------------------------------------------------------------------

INVESTMENT TERMINOLOGY

BORROWING FOR TEMPORARY OR EMERGENCY PURPOSES involves the borrowing of cash or securities by a Portfolio in limited circumstances, including to meet redemptions. Borrowing will cost a Portfolio interest expense and other fees. Borrowing may exaggerate changes in a Portfolio's net asset value and the cost may reduce a Portfolio's return.

CURRENCY TRANSACTIONS include the purchase and sale of currencies to facilitate the settlement of securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates or to enhance returns.

DEFENSIVE INVESTMENTS include high quality fixed income securities, repurchase agreements and other money market instruments. A Portfolio may make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.

EQUITY SECURITIES, such as COMMON STOCKS, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as CONVERTIBLE PREFERRED STOCK, CONVERTIBLE BONDS, WARRANTS and RIGHTS, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

     - CONVERTIBLE SECURITIES are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.

     - MARKET CAPITALIZATION RANGES. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding securities of the company. Generally, large-cap stocks will include companies that fall within the range of the Russell 1000 Index, mid-cap stocks will include companies that fall within the capitalization range of the Russell Midcap Index(R), and small-cap stocks will include companies that fall within the range of the Russell 2000(R) Index.

       Due to fluctuations in market conditions, there may be some overlap among capitalization categories. The market capitalization of companies within any Portfolio's investments may change over time; however, a Portfolio will not sell a stock just because a company has grown to a market capitalization outside the appropriate range. The Portfolios may, on occasion, purchase companies with a market capitalization above/or below the range.

     - WARRANTS are rights to buy common stock of a company at a specified price during the life of the warrant.

     - RIGHTS represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

FIRM COMMITMENT AGREEMENTS and WHEN-ISSUED or DELAYED-DELIVERY TRANSACTIONS call for the purchase or sale of securities at an agreed-upon price on a specified future date. At the time of delivery of the securities, the value may be more or less than the purchase price.

FIXED INCOME SECURITIES are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a SENIOR FIXED INCOME SECURITY is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities include:

     - U.S. GOVERNMENT SECURITIES are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to

                                                         SunAmerica Series Trust

       borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

     - CORPORATE DEBT INSTRUMENTS (BONDS, NOTES AND DEBENTURES) are securities representing a debt of a corporation. The issuer is obligated to repay a principal amount of indebtedness at a stated time in the future and in most cases to make periodic payments of interest at a stated rate.

     - HIGH INCOME SECURITIES, with respect to the Worldwide High Income Portfolio, are defined as medium and lower-grade income securities, which include securities rated at the time of purchase BBB or lower by Standard & Poor's ("S&P") or rated Baa or lower by Moody's Investors Service, Inc. ("Moody's") and unrated securities determined by the Subadviser to be comparable quality at the time of purchase.

     - An INVESTMENT GRADE FIXED INCOME SECURITY is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by the Adviser or Subadviser). The two best-known debt rating agencies are S&P and Moody's. INVESTMENT GRADE refers to any security rated "BBB" or above by S&P or "Baa" or above by Moody's.

     - A JUNK BOND is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.

     - PASS-THROUGH SECURITIES involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include MORTGAGE-BACKED SECURITIES, COLLATERALIZED MORTGAGE OBLIGATIONS, COMMERCIAL MORTGAGE-BACKED SECURITIES, and ASSET-BACKED SECURITIES.

     - PREFERRED STOCKS receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.

     - ZERO-COUPON BONDS, DEFERRED INTEREST BONDS AND PIK BONDS. Zero coupon and deferred interest bonds are debt obligations issued or purchased at a significant discount from face value. A step-coupon bond is one in which a change in interest rate is fixed contractually in advance. Payable-in-kind ("PIK") bonds are debt obligations that provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations.

FOREIGN SECURITIES are issued by companies located outside of the United States, including emerging markets. Foreign securities may include foreign corporate and government bonds, foreign equity securities, foreign investment companies, passive foreign investment companies ("PFICs"), American Depositary Receipts ("ADRs") or other similar securities that represent interests in foreign equity securities, such as European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). An EMERGING MARKET country is generally one with a low or middle income economy that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and economic conditions and the list of emerging market countries may vary by Adviser or Subadviser.

FORWARD COMMITMENTS are commitments to purchase or sell securities at a future date. A Portfolio purchasing a forward commitment assumes the risk of any decline in value of the securities beginning on the date of the agreement. Similarly, a Portfolio selling such securities does not participate in further gains or losses on the date of the agreement.

OPTIONS AND FUTURES are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets, instruments or a market or economic index. An option gives its owner the right, but not the obligation, to buy ("call") or sell ("put") a specified amount of a security at a specified price within a specified time period. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price. Certain Portfolios may also purchase and write (sell) option contracts on swaps, commonly referred to as swaptions. A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed-upon terms.

SunAmerica Series Trust

REGISTERED INVESTMENT COMPANIES are investments by a Portfolio in other investment companies which are registered in accordance with the federal securities laws.

SECURITIES LENDING involves a loan of securities by a Portfolio in exchange for cash or collateral. A Portfolio earns interest on the loan while retaining ownership of the security.

SHORT SALES involve the selling of a security which the Portfolio does not own in anticipation of a decline in the market value of the security. In such transactions the Portfolio borrows the security for delivery to the buyer and must eventually replace the borrowed security for return to the lender. The Portfolio bears the risk that price at the time of replacement may be greater than the price at which the security was sold. A short sale is "against the box" to the extent that a Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short.

SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses.

TOTAL RETURN SWAPS are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component.

VARIABLE AND FLOATING RATE OBLIGATIONS normally will involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate, such as rates on Treasury Bonds or Bills or the prime rate at a major commercial bank, and that a bondholder can demand payment of the obligations on behalf of the Portfolio on short notice at par plus accrued interest, which amount may be more or less than the amount the bondholder paid for them. The maturity of floating or variable rate obligations (including participation interests therein) is deemed to be the longer of (i) the notice period required before a Portfolio is entitled to receive payment of the obligation upon demand or (ii) the period remaining until the obligation's next interest rate adjustment. If not redeemed by the Portfolio through the demand feature, the obligations mature on a specified date which may range up to thirty years from the date of issuance.

RISK TERMINOLOGY

ACTIVE TRADING: A strategy used whereby a Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio. In addition, because a Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. During periods of increased market volatility, active trading may be more pronounced. In the "Financial Highlights" section we provide each Portfolio's portfolio turnover rate for each of the last five fiscal years.

DERIVATIVES: A derivative is any financial instrument whose value is based on, and determined by, another security, index or benchmark (i.e., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed "over the counter" markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in the portfolio, the Portfolio will be exposed to the risks associated with hedging as described in this glossary. To the extent an option or futures contract is used to enhance return, rather than as a hedge, a Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when an issuer is in an EMERGING MARKET.

                                                         SunAmerica Series Trust

Historically, the markets of EMERGING MARKET countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

GROWTH STOCKS: Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.

HEDGING: Hedging is a strategy in which a Portfolio uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the derivative will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

ILLIQUIDITY: There may not be a market for certain securities making it difficult or impossible to sell at the time and the price that the seller would like.

IPO INVESTING: A Portfolio's purchase of shares issued as part of, or a short period after, companies' initial public offerings ("IPOs"), exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time.

LARGE CAP COMPANIES: Large cap companies tend to go in and out of favor based on market and economic conditions. Large cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, a Portfolio's value may not rise as much as the value of portfolios that emphasize smaller cap companies.

MARKET VOLATILITY: The stock and/or bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Portfolio's portfolio.

SECURITIES SELECTION: A strategy used by a Portfolio, or securities selected by its portfolio manager, may fail to produce the intended return.

SHORT SALE RISKS: Short sales by a Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

SMALL AND MEDIUM SIZED COMPANIES: Companies with smaller market capitalizations (particularly under $1.35 billion) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of medium sized companies are also usually more volatile and entail greater risks than securities of large companies.

TECHNOLOGY SECTOR: There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the price of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers, bears an additional risk that economic events may affect a substantial portion of the Portfolio's investments. In addition, at times, equity securities of technology-related issuers may underperform relative to other sectors.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                                   MANAGEMENT
--------------------------------------------------------------------------------

INFORMATION ABOUT THE INVESTMENT ADVISER AND MANAGER

SAAMCo serves as investment adviser and manager for all the Portfolios of the Trust. SAAMCo selects the Subadvisers for Portfolios, manages the investments for certain Portfolios, provides various administrative services and supervises the daily business affairs of each Portfolio. SAAMCo was organized in 1982 under the laws of Delaware, and managed, advised or administered assets in excess of $42.9 billion as of December 31, 2004. SAAMCo is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992

SAAMCo has received an exemptive order from the Securities and Exchange Commission that permits SAAMCo, subject to certain conditions, to enter into agreements relating to the Trust with Subadvisers approved by the Board of Trustees without obtaining shareholder approval. The exemptive order also permits SAAMCo, subject to the approval of the Board but without shareholder approval, to employ new Subadvisers for new or existing Portfolios, change the terms of particular agreements with Subadvisers or continue the employment of existing Subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders will be notified of any Subadviser changes. Shareholders of a Portfolio have the right to terminate an agreement with a Subadviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio.

In addition to serving as investment adviser and manager of the Trust, SAAMCo serves as adviser, manager and/or administrator for AIG Series Trust, Anchor Series Trust, Seasons Series Trust, SunAmerica Focused Series, Inc., SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Senior Floating Rate Fund, Inc., VALIC Company I and VALIC Company II.

For the fiscal year ended January 31, 2005, each Portfolio paid SAAMCo a fee equal to the following percentage of average daily net assets:

                         PORTFOLIO                             FEE
                         ---------                            -----
Davis Venture Value Portfolio...............................  0.71%
Alliance Growth Portfolio...................................  0.61%
MFS Mid-Cap Growth Portfolio................................  0.75%
Technology Portfolio........................................  1.19%
Global Equities Portfolio...................................  0.78%

INFORMATION ABOUT THE SUBADVISERS

ALLIANCE CAPITAL MANAGEMENT L.P. (Alliance) is a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, NY 10105. Alliance is a leading global investment management firm. Alliance provides management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. Alliance is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. As of December 31, 2004, Alliance had approximately $539 billion in assets under management.

DAVIS SELECTED ADVISERS, L.P. D/B/A DAVIS ADVISORS (Davis) is located at 2949 East Elvira Road, Suite 101, Tucson, AZ 85706. Davis provides advisory services to other investment companies. The Subadvisory Agreement with Davis provides that Davis may delegate any of its responsibilities under the agreement to one of its affiliates, including Davis Selected Advisers -- NY, Inc., a wholly-owned subsidiary; however, Davis remains ultimately responsible (subject to supervision by SAAMCo) for the assets of the Portfolios allocated to it. As of December 31, 2004, Davis had approximately $58 billion in assets under management.

MASSACHUSETTS FINANCIAL SERVICES COMPANY (MFS) is America's oldest mutual fund organization and, with its predecessor organizations, has a history of money management dating from 1924 and the founding of the first mutual fund in the United States. MFS is located at 500 Boylston Street, Boston, MA 02116. As of December 31, 2004, MFS had approximately $146.2 billion in assets under management.

                                                         SunAmerica Series Trust

MORGAN STANLEY INVESTMENT MANAGEMENT INC. (MSIM Inc.) is a subsidiary of Morgan Stanley and conducts a worldwide portfolio management business providing a broad range of services to customers in the U.S. and abroad. MSIM Inc. is located at 1221 Avenue of the Americas, New York, NY 10020. MSIM Inc. does business in certain circumstances, including its role as a Subadviser to the Trust, using the name "VAN KAMPEN." As of December 31, 2004, MSIM Inc. together with its affiliated asset management companies had approximately $431.4 billion in assets under management.

SAAMCo compensates the various Subadvisers out of the advisory fees that it receives from the respective Portfolios. SAAMCo may terminate any agreement with a Subadviser without shareholder approval.

INFORMATION ABOUT THE DISTRIBUTOR

AIG SunAmerica Capital Services, Inc. (the "Distributor") distributes each Portfolio's shares and incurs the expenses of distributing the Portfolios' shares under a Distribution Agreement with respect to the Portfolios, none of which are reimbursed by or paid for by the Portfolios. The Distributor is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.

SunAmerica Series Trust

PORTFOLIO MANAGEMENT

The investment manager(s) and/or management team(s) that have primary responsibility for the day-to-day management of the Portfolios are set forth below in the following table. Unless otherwise noted, a management team's members share responsibility in making investment decisions on behalf of a Portfolio and no team member is limited in his/her role with respect to the management team.

The Statement of Additional Information provides information regarding the portfolio managers listed below, including other accounts they manage, their ownership interest in the Portfolio(s) that they serve as portfolio manager, and the structure and method used by the Adviser/Subadviser to determine their compensation.


---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Davis Venture Value        Davis                       - Christopher C. Davis           Mr. Davis has been employed by
 Portfolio                                                Portfolio Manager              Davis since 1989 as a research
                                                                                         analyst, assistant portfolio
                                                                                         manager, co-portfolio manager,
                                                                                         and portfolio manager.

                                                        - Kenneth C. Feinberg            Mr. Feinberg has been employed
                                                          Portfolio Manager              by Davis since 1994 as a
                                                                                         research analyst, assistant
                                                                                         portfolio manager, and
                                                                                         portfolio manager.
---------------------------------------------------------------------------------------------------------------------------
 Alliance Growth            Alliance                    - Scott Wallace                  Mr. Wallace joined Alliance
 Portfolio                                                Senior Vice President and      Capital in 2001. Prior to
                                                          Large Cap Growth Portfolio     joining Alliance, he was with
                                                          Manager                        J.P. Morgan for 15 years,
                                                                                         where he was a managing
                                                                                         director and held a variety of
                                                                                         roles in the U.S. and abroad,
                                                                                         most recently as head of
                                                                                         equities in Japan.
---------------------------------------------------------------------------------------------------------------------------
 MFS Mid-Cap Growth         MFS                         Investment team includes:
 Portfolio
                                                        - David E. Sette-Ducati          Mr. Sette-Ducati joined MFS in
                                                          Senior Vice President and      1995 as a research analyst. He
                                                          Portfolio Manager              became an Investment Officer
                                                                                         in 1997, Vice President in
                                                                                         1999, portfolio manager in
                                                                                         February 2000 and Senior Vice
                                                                                         President in March 2001. Mr.
                                                                                         Sette-Ducati is the team
                                                                                         leader of the portfolio.

                                                        - Eric B. Fischman               Mr. Fischman joined MFS as a
                                                          Vice President and Portfolio   portfolio manager in 2000.
                                                          Manager                        Prior to joining MFS, Mr.
                                                                                         Fischman was an equity
                                                                                         research analyst for State
                                                                                         Street Research from 1998 to
                                                                                         2000. He is a member of this
                                                                                         Portfolio investment team.
---------------------------------------------------------------------------------------------------------------------------
 Technology Portfolio       Van Kampen                  - Alexander L. Umansky           Mr. Umansky joined MSIM Inc.
                                                          Executive Director and         as a compliance analyst in
                                                          Portfolio Manager              1994 and has been a Portfolio
                                                                                         Manager since 1998. From 1996
                                                                                         to 1998 he was a research
                                                                                         analyst in MSIM Inc.'s
                                                                                         Institutional Equity Group
                                                                                         focusing primarily on
                                                                                         technology.
---------------------------------------------------------------------------------------------------------------------------

                                                         SunAmerica Series Trust


---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Global Equities            Alliance                    Global Large Cap Growth Group:
 Portfolio

                                                        - Stephen Beinhacker             Mr. Beinhacker joined the
                                                         Senior Vice President and       company in 1992 and is
                                                        Portfolio Manager                currently a Senior Vice
                                                                                         President and
                                                                                         Global/International Large Cap
                                                                                         Growth Portfolio Manager. He
                                                                                         is also a member of the
                                                                                         European Growth team.
---------------------------------------------------------------------------------------------------------------------------

CUSTODIAN, TRANSFER AND DIVIDEND PAYING AGENT

State Street Bank and Trust Company, Boston, MA, acts as Custodian of the Trust's assets as well as Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                             FINANCIAL HIGHLIGHTS*
--------------------------------------------------------------------------------
The following Financial Highlights tables for Class 2 shares of each Portfolio are intended to help you understand the Portfolios' financial performance for the past 5 years (or for periods since commencement of operations). Certain information reflects financial results for a single Portfolio share. The total returns in each table represent the rate that an investor would have earned on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). Separate Account charges are not reflected in the total returns. If these amounts were reflected, returns would be less than those shown. This information has been audited by PricewaterhouseCoopers, LLP, whose report, along with each Portfolio's financial statements, is included in the Trust's Annual Report to shareholders, which is available upon request.

-------------------------------------------------------------------------------------------------------------------------------
               NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
  ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
-------------------------------------------------------------------------------------------------------------------------------
                                             Davis Venture Value Portfolio Class 2
07/09/01@-
01/31/02     $26.21      $0.05        $(1.57)        $(1.52)       $(0.12)        $(4.00)        $(4.12)      $20.57     (5.48)%
01/31/03      20.57       0.12         (3.39)         (3.27)        (0.10)            --          (0.10)       17.20    (15.88)
01/31/04      17.20       0.17          6.47           6.64         (0.15)            --          (0.15)       23.69     38.68
01/31/05      23.69       0.22          2.18           2.40         (0.19)            --          (0.19)       25.90     10.18
                                               Alliance Growth Portfolio Class 2
07/09/01@-
01/31/02      22.75      (0.01)        (1.12)         (1.13)           --          (2.22)         (2.22)       19.40     (4.67)
01/31/03      19.40       0.01         (5.86)         (5.85)        (0.03)            --          (0.03)       13.52    (30.17)
01/31/04      13.52       0.02          4.30           4.32         (0.02)            --          (0.02)       17.82     31.94
01/31/05      17.82       0.04          0.23           0.27         (0.03)            --          (0.03)       18.06      1.54
                                             MFS Mid-Cap Growth Portfolio Class 2
07/09/01@-
01/31/02      15.37      (0.04)        (2.96)         (3.00)           --          (2.38)         (2.38)        9.99    (19.67)
01/31/03       9.99      (0.03)        (4.16)         (4.19)           --             --             --         5.80    (41.94)
01/31/04       5.80      (0.04)         2.54           2.50            --             --             --         8.30     43.10
01/31/05       8.30      (0.06)         0.47           0.41            --             --             --         8.71      4.94

----------  ---------------------------------------------------------
               NET                        RATIO OF NET
              ASSETS      RATIO OF         INVESTMENT
              END OF     EXPENSES TO       INCOME TO
  PERIOD      PERIOD       AVERAGE          AVERAGE         PORTFOLIO
  ENDED       (000S)     NET ASSETS        NET ASSETS       TURNOVER
----------  ---------------------------------------------------------
                      Davis Venture Value Portfolio Class 2
07/09/01@-
01/31/02    $   33,826      0.92%+            0.43%+            30%
01/31/03        95,566      0.90              0.69              17
01/31/04       176,392      0.92              0.84              13
01/31/05       214,007      0.94(1)           0.87(1)            9
                        Alliance Growth Portfolio Class 2
07/09/01@-
01/31/02        20,918      0.81+            (0.10)+            86
01/31/03        42,038      0.80(1)           0.07(1)           51
01/31/04        67,731      0.83(1)           0.10(1)           63
01/31/05        70,604      0.85(1)           0.17(1)           82
                      MFS Mid-Cap Growth Portfolio Class 2
07/09/01@-
01/31/02        11,418      0.98+(2)         (0.61)+(2)         96
01/31/03        25,369      1.00(1)(2)       (0.55)(1)(2)      164
01/31/04        53,167      1.02(1)(2)       (0.63)(1)(2)       92
01/31/05        54,901      0.99(1)(2)       (0.72)(1)(2)       79

---------------

   *  Calculated based upon average shares outstanding.
  ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
      If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
   +  Annualized
   @  Inception date of class
 (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
      (loss) to average net assets would have been higher by the following:

                                                                 --------------------
                                                                 1/03    1/04    1/05
                                                                 --------------------
     Davis Venture Value Class 2...............................   --%     --%    0.00%
     Alliance Growth Class 2...................................  0.01    0.02    0.03
     MFS Mid-Cap Growth Class 2................................  0.03    0.05    0.02

 (2) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                                EXPENSES
                                                              --------------------------------------------
                                                              1/01      1/02      1/03      1/04      1/05
                                                              --------------------------------------------
     MFS Mid-Cap Growth Class 2.............................   --       0.95%+    1.00%     1.02%     0.99%

                                                                        NET INVESTMENT INCOME (LOSS)
                                                              -------------------------------------------------
                                                              1/01       1/02       1/03       1/04       1/05
                                                              -------------------------------------------------
     MFS Mid-Cap Growth Class 2.............................     --      (0.61)%+   (0.55)%    (0.63)%    (0.72)%

                                                        SunAmerica Series Trust

--------------------------------------------------------------------------------

                       FINANCIAL HIGHLIGHTS* (continued)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
               NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
  ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
-------------------------------------------------------------------------------------------------------------------------------
                                                 Technology Portfolio Class 2
07/09/01@-
01/31/02     $ 4.04     $(0.03)       $(0.59)        $(0.62)       $   --         $   --         $   --       $ 3.42    (15.35)%
01/31/03       3.42      (0.03)        (1.60)         (1.63)           --             --             --         1.79    (47.66)
01/31/04       1.79      (0.03)         1.07           1.04            --             --             --         2.83     58.10
01/31/05       2.83      (0.01)        (0.37)         (0.38)           --             --             --         2.45    (13.43)
                                               Global Equities Portfolio Class 2
07/09/01@-
01/31/02      13.81      (0.02)        (1.15)         (1.17)        (0.01)         (2.15)         (2.16)       10.48     (8.38)
01/31/03      10.48         --         (2.63)         (2.63)           --             --             --         7.85    (25.10)
01/31/04       7.85       0.01          2.66           2.67         (0.01)            --          (0.01)       10.51     34.04
01/31/05      10.51       0.02          0.64           0.66         (0.02)            --          (0.02)       11.15      6.30

----------  ------------------------------------------------------------
              NET                         RATIO OF NET
            ASSETS     RATIO OF            INVESTMENT
            END OF    EXPENSES TO       INCOME (LOSS) TO
  PERIOD    PERIOD      AVERAGE             AVERAGE            PORTFOLIO
  ENDED     (000S)    NET ASSETS           NET ASSETS          TURNOVER
----------  ------------------------------------------------------------
                            Technology Portfolio Class 2
07/09/01@-
01/31/02    $ 2,312       1.60%+             (1.46)%+             109%
01/31/03      4,272       1.66(1)            (1.51)(1)            135
01/31/04     13,164       1.64(1)            (1.46)(1)            123
01/31/05     10,298       1.68(1)            (0.76)(1)             85
                         Global Equities Portfolio Class 2
07/09/01@-
01/31/02      3,562       1.05+              (0.33)+               75
01/31/03      9,083       1.08(1)             0.00(1)              71
01/31/04     13,903       1.10(1)             0.06(1)              83
01/31/05     11,951       1.13(1)             0.14(1)              67

---------------

   *  Calculated based upon average shares outstanding.
  ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
      If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
   +  Annualized
   #  Commencement of operations
   @  Inception date of class

 (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
      (loss) to average net assets would have been higher by the following:

                                                                ---------------------
                                                                1/03    1/04    1/05
                                                                ---------------------
       Technology Class 2.....................................  0.03%   0.08%   0.15%
       Global Equities Class 2................................  0.01    0.03    0.03

SunAmerica Series Trust

--------------------------------------------------------------------------------

                              FOR MORE INFORMATION
--------------------------------------------------------------------------------

The following documents contain more information about the Portfolios and are available free of charge upon request:

        ANNUAL/SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Portfolio's performance for the most recently completed fiscal year.

        STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Portfolios' policies, investment restrictions and business structure. This Prospectus incorporates the SAI by reference.

You may obtain copies of these documents or ask questions about the Portfolios at no charge by calling (800) 445-7862 or by writing the Trust at P.O. Box 54299, Los Angeles, California 90054-0299.

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call 1-202-942-8090 for information on the operation of the Public Reference Room. Reports and other information about the Portfolios are also available on the EDGAR Database on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies of this information may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with any different information.

INVESTMENT COMPANY ACT
-  File No. 811-7238

                 ----------------------------------------------

                                   PROSPECTUS
                                  MAY 2, 2005
                 ----------------------------------------------

                            SUNAMERICA SERIES TRUST
                                (Class 3 Shares)

                  --    Alliance Growth Portfolio
                  --    MFS Mid-Cap Growth Portfolio
                  --    Technology Portfolio
                  --    Global Equities Portfolio

THE SECURITIES AND EXCHANGE COMMISSION HAS
NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF
THIS PROSPECTUS. ANY REPRESENTATION TO THE
CONTRARY IS A CRIMINAL OFFENSE.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

TRUST HIGHLIGHTS............................................      3

  Q&A.......................................................      3

EXPENSE SUMMARY.............................................     10

ACCOUNT INFORMATION.........................................     12

MORE INFORMATION ABOUT THE PORTFOLIOS.......................     15

  Investment Strategies.....................................     15

GLOSSARY....................................................     17

  Investment Terminology....................................     17

  Risk Terminology..........................................     19

MANAGEMENT..................................................     22

  Information about the Investment Adviser and Manager......     22

  Information about the Subadvisers.........................     22

  Information about the Distributor.........................     23

  Portfolio Management......................................     24

  Custodian, Transfer and Dividend Paying Agent.............     25

FINANCIAL HIGHLIGHTS........................................     26

FOR MORE INFORMATION........................................     28

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                                TRUST HIGHLIGHTS
--------------------------------------------------------------------------------

The following questions and answers are designed to give you an overview of SunAmerica Series Trust (the "Trust") and to provide you with information about the Trust's thirty-two separate investment series, four of which are described in this Prospectus ("Portfolios"), and their investment goals and principal investment strategies. More detailed investment information is provided in the charts, under "More Information About the Portfolios," which begins on page 15, and the glossary that follows on page 17.


                             Q&A
CAPITAL APPRECIATION/GROWTH is an increase in the market value of securities held.

A "GROWTH" PHILOSOPHY -- that of investing in securities believed to offer the potential for capital appreciation -- focuses on securities of companies that are considered to have a historical record of above-average growth rate, significant growth potential, above-average earnings growth or value, the ability to sustain earnings growth, or that offer proven or unusual products or services, or operate in industries experiencing increasing demand.

MARKET CAPITALIZATION represents the total market value of the outstanding securities of a corporation.

"NET ASSETS" as referred to under "Principal Investment Strategy" takes into account borrowings for investment purposes.


Q:   WHAT ARE THE PORTFOLIOS' INVESTMENT GOALS AND PRINCIPAL INVESTMENT
     STRATEGIES?

A: Each Portfolio operates as a separate mutual fund, with its own investment goal and a principal investment strategy for pursuing it. A Portfolio's investment goal may be changed without shareholder approval, but you will be notified of any change. There can be no assurance that any Portfolio will meet its investment goal or that the net return on an investment will exceed what could have been obtained through other investment or savings vehicles.


-----------------------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL            PRINCIPAL INVESTMENT STRATEGY
-----------------------------------------------------------------------------------------------
  Alliance Growth          long-term growth of        invests primarily in equity
  Portfolio                capital                    securities of a limited number of
                                                      large, carefully selected, high
                                                      quality U.S. companies that are
                                                      judged likely to achieve superior
                                                      earnings
-----------------------------------------------------------------------------------------------
  MFS Mid-Cap Growth       long-term growth of        invests, under normal circumstances,
  Portfolio                capital                    at least 80% of net assets in equity
                                                      securities of medium-sized companies
                                                      that its Subadviser believes have
                                                      above-average growth potential
-----------------------------------------------------------------------------------------------
  Technology Portfolio     long-term capital          invests, under normal circumstances,
                           appreciation               at least 80% of net assets in equity
                                                      securities that demonstrate the
                                                      potential for capital appreciation,
                                                      issued by companies the Subadviser
                                                      believes are positioned to benefit
                                                      from involvement in technology and
                                                      technology-related industries
                                                      worldwide
-----------------------------------------------------------------------------------------------
  Global Equities          long-term growth of        invests primarily in common stocks or
  Portfolio                capital                    securities with common stock
                                                      characteristics of U.S. and foreign
                                                      issuers that demonstrate the
                                                      potential for appreciation and
                                                      engages in transactions in foreign
                                                      currencies; under normal
                                                      circumstances, at least 80% of net
                                                      assets of the Portfolio will be
                                                      invested in equity securities
-----------------------------------------------------------------------------------------------

SunAmerica Series Trust

Q:  WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS?

A: The following section describes the principal risks of each Portfolio, while the charts beginning on page 15 describe various additional risks.

    Risks of Investing in Equity Securities

    The ALLIANCE GROWTH, MFS MID-CAP GROWTH, TECHNOLOGY and GLOBAL EQUITIES PORTFOLIOS invest primarily in equity securities. As with any equity fund, the value of your investment in any of these Portfolios may fluctuate in response to stock market movements. You should be aware that the performance of different types of equity stocks may rise or decline under varying market conditions -- for example, "value" stocks may perform well under circumstances in which "growth" stocks in general have fallen, or vice versa. In addition, individual stocks selected for any of these Portfolios may underperform the market generally, relevant indices or other funds with comparable investment objectives and strategies.

    Risks of Investing in Growth Stocks

    Growth stocks are historically volatile, which will particularly affect the ALLIANCE GROWTH, MFS MID-CAP GROWTH and TECHNOLOGY PORTFOLIOS.

    Risks of Investing in Junk Bonds

    The MFS MID-CAP GROWTH PORTFOLIO also may invest significantly in junk bonds. Junk bonds carry a substantial risk of default or changes in the issuer's creditworthiness, or they may already be in default. A junk bond's market price may fluctuate more than higher-quality securities and may decline significantly. In addition, it may be more difficult for the Portfolio to dispose of junk bonds or to determine their value. Junk bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force the Portfolio to replace the security with a lower yielding security. If this occurs, it will result in a decreased return for you.

    Risks of Investing Internationally

    All of the Portfolios may invest in foreign securities. These securities may be denominated in currencies other than U.S. dollars. Foreign investing presents special risks. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility, and, in addition, foreign securities may not be as liquid as domestic securities. These risks affect all the Portfolios and are primary risks of the GLOBAL EQUITIES PORTFOLIO.

    Risks of Investing in Emerging Market Countries

    The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing or "emerging market" countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than developed countries. As a result, these markets are generally more volatile than the markets of developed countries. The MFS MID-CAP GROWTH, TECHNOLOGY and GLOBAL EQUITIES PORTFOLIOS may invest in emerging market countries.

    Risks of Investing in Smaller Companies

    Stocks of smaller companies may be more volatile than, and not as liquid as, those of larger companies. This will particularly affect the TECHNOLOGY PORTFOLIO.

    Risks of Investing in Technology Companies

    Technology companies may react similarly to certain market pressures and events. They may be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, and obsolescence of existing technology. As a result, the returns of a Portfolio that invests in technology companies may be considerably more volatile than those of a fund that does not invest in technology companies. This will particularly affect the TECHNOLOGY PORTFOLIO.

    Additional Principal Risks

    Shares of the Portfolios are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

                                                         SunAmerica Series Trust

Q:  HOW HAVE THE PORTFOLIOS PERFORMED HISTORICALLY?

A: The following Risk/Return Bar Charts and Tables illustrate the risks of investing in the Portfolios by showing changes in the Portfolios' performance from calendar year to calendar year, and comparing the Portfolios' average annual returns to those of an appropriate market index. Fees and expenses incurred at the contract level are not reflected in the bar charts and tables. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                           ALLIANCE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 3)*
(BAR CHART)

                                                                   ALLIANCE GROWTH PORTFOLIO CLASS 3
                                                                   ---------------------------------
2003                                                                             25.52
2004                                                                              7.65

During the period shown in the bar chart, the highest return for a quarter was 12.50% (quarter ended 06/30/03) and the lowest return for a quarter was -5.58% (quarter ended 09/30/04). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -6.74%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                       PAST ONE       SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2004)                          YEAR      INCEPTION(1)
--------------------------------------------------------------------------------------
 Alliance Growth Portfolio Class 3                              7.65%         13.53%
--------------------------------------------------------------------------------------
 Russell 1000(R) Growth Index(2)                                6.30%         18.95%
--------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 3 is September 30, 2002.

(2) The Russell 1000(R) Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                          MFS MID-CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 3)*
(BAR CHART)

                                                                 MFS MID-CAP GROWTH PORTFOLIO CLASS 3
                                                                 ------------------------------------
2003                                                                             36.85
2004                                                                             13.78

During the period shown in the bar chart, the highest return for a quarter was 18.23% (quarter ended 06/30/03) and the lowest return for a quarter was -7.72% (quarter ended 09/30/04). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -6.89%.

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                       PAST ONE       SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2004)                          YEAR      INCEPTION(1)
--------------------------------------------------------------------------------------
 MFS Mid-Cap Growth Portfolio Class 3                          13.78%         24.71%
--------------------------------------------------------------------------------------
 Russell Midcap(R) Growth Index(2)                             15.48%         29.80%
--------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 3 is September 30, 2002.

(2) The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                              TECHNOLOGY PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 3)*
(BAR CHART)

                                                                     TECHNOLOGY PORTFOLIO CLASS 3
                                                                     ----------------------------
2003                                                                             50.28
2004                                                                             -2.97

During the period shown in the bar chart, the highest return for a quarter was 22.78% (quarter ended 06/30/03) and the lowest return for a quarter was -15.50% (quarter ended 09/30/04). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -9.20%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                       PAST ONE       SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2004)                          YEAR      INCEPTION(1)
--------------------------------------------------------------------------------------
 Technology Portfolio Class 3                                  -2.97%         26.73%
--------------------------------------------------------------------------------------
 Nasdaq(R) Composite Index(2)                                   9.15%         32.28%
--------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date for Class 3 is September 30, 2002.

(2) The Nasdaq(R) Composite Index includes over 4,000 companies and measures all Nasdaq domestic and international based common type stocks on The Nasdaq Stock Market.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                           GLOBAL EQUITIES PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 3)*
(BAR CHART)

                                                                   GLOBAL EQUITIES PORTFOLIO CLASS 3
                                                                   ---------------------------------
2003                                                                             26.18
2004                                                                             11.58

During the period shown in the bar chart, the highest return for a quarter was 14.80% (quarter ended 06/30/03) and the lowest return for a quarter was -4.04% (quarter ended 03/31/03). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -2.70%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE                       PAST ONE      SINCE
CALENDAR YEAR ENDED DECEMBER 31, 2004)                          YEAR      INCEPTION
-----------------------------------------------------------------------------------
 Global Equities Portfolio Class 3                             11.58%       19.07%
-----------------------------------------------------------------------------------
 MSCI World Index(SM) (2)                                      14.72%       24.70%
-----------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)  Inception date for Class 3 is September 30, 2002.

(2) The Morgan Stanley Capital International (MSCI) World Index(SM) measures the performance of companies representative of the market structure of 23 developed market countries in North America, Europe and Asia/Pacific regions.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                                EXPENSE SUMMARY
--------------------------------------------------------------------------------

The table below describes the fees and expenses you may pay if you remain invested in each Portfolio. Each Portfolio's annual operating expenses do not reflect the separate account fees charged in the Variable Contracts, as defined herein, in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)

                                              ALLIANCE GROWTH         MFS MID-CAP
                                                 PORTFOLIO          GROWTH PORTFOLIO
                                             -----------------      ----------------
                                                  CLASS 3               CLASS 3
                                             -----------------      ----------------
Management Fees                                    0.61%                  0.75%
Distribution and/or Service (12b-1) Fees(1)        0.28%                  0.27%
Other Expenses                                     0.06%                  0.07%
Total Annual Portfolio Operating
  Expenses(1)                                      0.95%                  1.09%

                                                TECHNOLOGY          GLOBAL EQUITIES
                                                 PORTFOLIO             PORTFOLIO
                                             -----------------      ----------------
                                                  CLASS 3               CLASS 3
                                             -----------------      ----------------
Management Fees                                    1.19%                  0.78%
Distribution and/or Service (12b-1) Fees(1)        0.41%                  0.28%
Other Expenses                                     0.19%                  0.18%
Total Annual Portfolio Operating
  Expenses(1)                                      1.79%                  1.23%

---------------

(1) Through expense offset arrangements resulting from broker commission recapture, a portion of the portfolio's distribution and/or service fees and other expenses have been reduced. For the period February 1, 2004 to November 30, 2004, broker commission recapture amounts received by certain Portfolios were used to offset the Portfolio's distribution fees. For the period December 1, 2004 to January 31, 2005, broker commission recapture amounts received by certain Portfolios were used to offset the Portfolio's other expenses. "Distribution and/or Service (12b-1) Fees" and "Other Expenses" do not take into account these expense reductions and are therefore higher than the actual distribution fees and other expenses of the Portfolio. Had the expense reductions been taken into account, "Total Annual Portfolio Operating Expenses" for Class 3 would have been as follows:

                                            CLASS 3
                                            -------
Alliance Growth Portfolio                    0.92%
MFS Mid-Cap Growth Portfolio                 1.07%
Technology Portfolio                         1.63%
Global Equities Portfolio                    1.21%

                                                         SunAmerica Series Trust

EXAMPLE

This Example is intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year, reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the gross expenses shown in the fee table, your costs would be:

                                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                            ------   -------   -------   --------
Alliance Growth Portfolio*................................   $ 97     $303      $525      $1,166
MFS Mid-Cap Growth Portfolio*.............................    111      347       601       1,329
Technology Portfolio*.....................................    182      563       970       2,105
Global Equities Portfolio*................................    125      390       676       1,489

---------------

* The Example does not take into account voluntary fee waivers and/or expense reimbursements by the Adviser and expense reductions resulting from brokerage commission recapture amounts. The fee waivers and/or expense reimbursements will continue indefinitely, but may be terminated at any time.

The following are your costs after these fee waivers and/or expense reimbursements and expense reductions.

                                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                            ------   -------   -------   --------
Alliance Growth Portfolio.................................   $94      $293      $509      $1,131
MFS Mid-Cap Growth Portfolio..............................   109       340       590       1,306
Technology Portfolio......................................   166       514       887       1,933
Global Equities Portfolio.................................   123       384       665       1,466

SunAmerica Series Trust

--------------------------------------------------------------------------------

                              ACCOUNT INFORMATION
--------------------------------------------------------------------------------

Shares of the Portfolios are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts") offered by life insurance companies affiliated with AIG SunAmerica Asset Management Corp. ("SAAMCo" or the "Adviser"), the Trust's investment adviser and manager. The term "Manager" as used in this Prospectus means either SAAMCo or other registered investment advisers that serve as subadvisers to the Trust, as the case may be. All shares of the Trust are owned by "Separate Accounts" of the life insurance companies. If you would like to invest in a Portfolio, you must purchase a Variable Contract from one of the life insurance companies. The Trust offers these classes of shares: Class 1, Class 2 and Class 3 shares. Class 3 shares of the Portfolios, which are issued only in connection with certain Variable Contracts, are offered through this Prospectus. Class 1 and Class 2 shares are offered through a separate prospectus.

You should be aware that the Variable Contracts involve fees and expenses that are not described in this prospectus, and that the contracts also may involve certain restrictions and limitations. You will find information about purchasing a Variable Contract and the Portfolios available to you in the prospectus that offers the contracts, which accompanies this Prospectus.

The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts through the various life insurance companies. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

DISTRIBUTION AND SERVICE (12B-1) PLAN

Class 3 shares of each Portfolio are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of up to 0.25%, respectively, of the average daily net assets of such class of shares. The service fees will be used to compensate the life insurance companies for costs associated with the servicing of Class 3 shares, including the cost of reimbursing the life insurance companies for expenditures made to financial intermediaries for providing service to contract holders who are the indirect beneficial owners of the Portfolios' Class 3 shares. Because these fees are paid out of each Portfolio's Class 3 assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Effective November 30, 2004, the distribution fee component of the 12b-1 plan for Class 3 shares of each Portfolio was terminated. Through November 30, 2004, each Portfolio could have participated in directed brokerage programs, whereby a portion of the brokerage commissions generated by a Portfolio would be used to make payments to AIG SunAmerica Capital Services, Inc. (the "Distributor") to pay for various distribution activities. Such payments to the Distributor could not exceed an annual rate of 0.75% of the average daily net assets of Class 3 shares of each Portfolio. The distribution fees were used to compensate the Distributor and certain financial intermediaries to pay for activities principally intended to result in the sale of Class 3 shares of each Portfolio. Accordingly, for the year ended January 31, 2005, distribution fees were paid based on the aforementioned rate.

TRANSACTION POLICIES

VALUATION OF SHARES. The net asset value per share ("NAV") for each Portfolio and class is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets of each class by the number of such class's outstanding shares. The NAV for each Portfolio also may be calculated on any other day in which there is sufficient liquidity in

                                                         SunAmerica Series Trust

the securities held by the Portfolio. As a result, the value of the Portfolio's shares may change on days when you will not be able to purchase or redeem your shares.

Investments for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless, in accordance with pricing procedures approved by the Trust's Board, the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures approved by the Board.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. The Trust uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Certain of the Portfolios may invest to a large extent in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not price its shares. As a result, the value of these Portfolios' shares may change on days when the Trust is not open for purchases or redemptions.

BUY AND SELL PRICES. The Separate Accounts buy and sell shares of a Portfolio at NAV, without any sales or other charges.

EXECUTION OF REQUESTS. The Trust is open on those days when the New York Stock Exchange is open for regular trading. Buy and sell requests are executed at the next NAV to be calculated after the request is accepted by the Trust. If the order is received by the Trust, or the insurance company as its authorized agent, before the Trust's close of business (generally 4:00 p.m., Eastern time), the order will receive that day's closing price. If the order is received after that time, it will receive the next business day's closing price.

During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven business days or longer, as allowed by federal securities laws.

FREQUENT PURCHASES AND REDEMPTIONS OF SHARES

The Portfolios, which are offered only through Variable Contracts, are intended for long-term investment and not as frequent short-term trading ("market timing") vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers or redemptions should not acquire Variable Contracts that relate to shares of the Portfolios. The Board of Trustees has adopted policies and procedures with respect to market timing activity as discussed below.

The Trust believes that market timing activity is not in the best interest of its Portfolios' performance or their participants. Market timing can disrupt the ability of a Manager to invest assets in an orderly, long-term manner, which may have an adverse impact on the performance of the Portfolios. In addition, market timing may increase a Portfolio's expenses through: increased brokerage, transaction and administrative costs; forced and unplanned portfolio turnover; and large asset swings that decrease a Portfolio's ability to

SunAmerica Series Trust

provide maximum investment return to all participants. This in turn can have an adverse effect on Portfolio performance.

Since certain Portfolios invest significantly in foreign securities and/or high yield fixed income securities ("junk bonds"), they may be particularly vulnerable to market timing. For a description of those Portfolios investing significantly in junk bonds or foreign securities, see page 4 of the Prospectus. Market timing in Portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a Portfolio's international portfolio securities trade and the time as of which the Portfolio's net asset value is calculated. Market timing in Portfolios investing significantly in junk bonds may occur if market prices are not readily available for a Portfolio's junk bond holdings. Market timers may purchase shares of a Portfolio based on events occurring after foreign market closing prices are established but before calculation of the Portfolio's net asset value, or if they believe market prices for junk bonds are not accurately reflected by a Portfolio. One of the objectives of the Trust's fair value pricing procedures is to minimize the possibilities of this type of market timing (see "Transaction Policies -- Valuation of Shares").

Shares of the Portfolios are generally held through insurance company separate accounts. The ability of the Trust to monitor transfers made by the participants in separate accounts maintained by financial intermediaries is limited by the institutional nature of these omnibus accounts. The Board's policy is that the Portfolios must rely on the insurance company separate account to both monitor market timing within a Portfolio and attempt to prevent it through their own policies and procedures. In situations in which the Trust becomes aware of possible market timing activity, it will notify the insurance company separate account in order to help facilitate the enforcement of such entity's market timing policies and procedures. There is no guarantee that the Trust will be able to detect market timing activity or the participants engaged in such activity, or, if it is detected, to prevent its recurrence. Whether or not the Trust detects it, if market timing activity occurs, then you should anticipate that you will be subject to the disruptions and increased expenses discussed above. The Trust reserves the right, in its sole discretion and without prior notice, to reject or refuse purchase orders received from insurance company separate accounts, whether directly or by transfer, including orders that have been accepted by a financial intermediary, that the Trust determines not to be in the best interest of the Portfolios. Such rejections or refusals will be applied uniformly without exception.

Please review your Variable Contract prospectus for more information regarding the insurance company's market timing policies and procedures, including any restrictions or limitations that the insurance company separate account may impose with respect to trades made through a Variable Contract.

Please refer to the documents pertaining to your Variable Contract prospectus on how to direct investments in or redemptions from (including making transfers into or out of) the Portfolios and any fees that may apply.

PORTFOLIO HOLDINGS

The Trust's policies and procedures with respect to the disclosure of the Portfolios' securities are described in the Statement of Additional Information.

DIVIDEND POLICIES AND TAXES

DISTRIBUTIONS. For each Portfolio, dividends from net investment income and capital gain distributions, if any, are declared and paid annually.

DISTRIBUTION REINVESTMENT. The dividends and distributions will be reinvested automatically in additional shares of the same Portfolio on which they were paid.

TAXABILITY OF A PORTFOLIO. Each Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. As long as each Portfolio is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders.

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                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                     MORE INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT STRATEGIES

Each Portfolio has its own investment goal and principal investment strategy for pursuing it as described in the charts beginning on page 3. The charts below summarize information about each Portfolio's investments. We have included a glossary to define the investment and risk terminology used in the charts and throughout this Prospectus. Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase under normal market conditions. You should consider your ability to assume the risks involved before investing in a Portfolio through one of the Variable Contracts.


----------------------------------------------------------------------------------------------------------------------
                                                    MFS MID-CAP
                           ALLIANCE GROWTH            GROWTH               TECHNOLOGY           GLOBAL EQUITIES
----------------------------------------------------------------------------------------------------------------------
  What are the          - Equity securities:   - Equity securities    - Equity securities:   - Equity securities
  Portfolio's             - large-cap stocks     (at least 80%):        - common stocks        (at least 80%):
  principal                                      - common stocks        - technology           - large-cap stocks
  investments?                                   - mid-cap stocks         companies (at        - mid-cap stocks
                                                 - convertible            least 80%)         - Foreign securities
                                                   securities
                                               - Fixed income
                                                 securities:
                                                 - preferred stocks
                                               - Foreign securities
                                                 (up to 20%):
                                                 - depositary
                                                   receipts
----------------------------------------------------------------------------------------------------------------------
  What other types of   - Foreign securities   - Junk bonds           - Foreign securities:  - Foreign securities:
  investments or          (up to 25%)            (up to 10%)            - emerging markets     - emerging markets
  strategies may the
  Portfolio use to a
  significant extent?
----------------------------------------------------------------------------------------------------------------------
  What other types of   - Short-term           - Equity securities:   - Equity securities:   - Short-term
  investments may the     investments            - warrants and         - warrants and         investments
  Portfolio use as      - Defensive                rights                 rights             - Currency
  part of efficient       investments          - Fixed income         - Illiquid securities    transactions
  portfolio management  - Borrowing for          securities:            (up to 15%)          - Defensive
  or to enhance           temporary or           - corporate debt     - Options and futures    investments
  return?                 emergency purposes       instruments        - IPOs                 - Borrowing for
                          (up to 33 1/3%)        - U.S. government                             temporary or
                        - Options and futures      securities                                  emergency purposes
                                                 - zero-coupon,                                (up to 33 1/3%)
                                                   deferred interest                         - Options and futures
                                                   and PIK bonds
                                               - Short sales
                                               - When issued and
                                                 delayed-delivery
                                                 transactions
                                               - Options and futures
                                               - Currency
                                                 transactions
                                               - Forward commitments
                                               - Registered
                                                 investment
                                                 companies
                                               - Short-term
                                                 investments
                                               - Securities lending
                                                 (up to 33 1/3%)
                                               - Variable and
                                                 floating rate
                                                 obligations
----------------------------------------------------------------------------------------------------------------------

SunAmerica Series Trust


----------------------------------------------------------------------------------------------------------------------
                                                    MFS MID-CAP
                           ALLIANCE GROWTH            GROWTH               TECHNOLOGY           GLOBAL EQUITIES
----------------------------------------------------------------------------------------------------------------------
  What additional       - Active trading       - Active trading       - Active trading       - Active trading
  risks normally        - Derivatives          - Credit quality       - Derivatives          - Currency volatility
  affect the            - Foreign exposure     - Emerging markets     - Emerging markets     - Derivatives
  Portfolio?            - Growth stocks        - Foreign exposure     - Foreign exposure     - Emerging markets
                        - Large cap companies  - Growth stocks        - Growth stocks        - Foreign exposure
                        - Market volatility    - Market volatility    - Hedging              - Growth stocks
                        - Securities           - Medium sized         - Illiquidity          - Hedging
                          selection              companies            - IPO investing        - Market volatility
                                               - Securities           - Market volatility    - Securities
                                                 selection            - Securities             selection
                                                                        selection
                                                                      - Small and medium
                                                                        sized companies
                                                                      - Technology sector
----------------------------------------------------------------------------------------------------------------------

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                                    GLOSSARY
--------------------------------------------------------------------------------

INVESTMENT TERMINOLOGY

BORROWING FOR TEMPORARY OR EMERGENCY PURPOSES involves the borrowing of cash or securities by a Portfolio in limited circumstances, including to meet redemptions. Borrowing will cost a Portfolio interest expense and other fees. Borrowing may exaggerate changes in a Portfolio's net asset value and the cost may reduce a Portfolio's return.

CURRENCY TRANSACTIONS include the purchase and sale of currencies to facilitate the settlement of securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates or to enhance returns.

DEFENSIVE INVESTMENTS include high quality fixed income securities, repurchase agreements and other money market instruments. A Portfolio may make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.

EQUITY SECURITIES, such as COMMON STOCKS, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as CONVERTIBLE PREFERRED STOCK, CONVERTIBLE BONDS, WARRANTS and RIGHTS, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

     - CONVERTIBLE SECURITIES are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.

     - MARKET CAPITALIZATION RANGES. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding securities of the company. Generally, large-cap stocks will include companies that fall within the range of the Russell 1000 Index, mid-cap stocks will include companies that fall within the capitalization range of the Russell Midcap Index(R), and small-cap stocks will include companies that fall within the range of the Russell 2000(R) Index.

       Due to fluctuations in market conditions, there may be some overlap among capitalization categories. The market capitalization of companies within any Portfolio's investments may change over time; however, a Portfolio will not sell a stock just because a company has grown to a market capitalization outside the appropriate range. The Portfolios may, on occasion, purchase companies with a market capitalization above/or below the range.

     - WARRANTS are rights to buy common stock of a company at a specified price during the life of the warrant.

     - RIGHTS represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

FIRM COMMITMENT AGREEMENTS and WHEN-ISSUED or DELAYED-DELIVERY TRANSACTIONS call for the purchase or sale of securities at an agreed-upon price on a specified future date. At the time of delivery of the securities, the value may be more or less than the purchase price.

FIXED INCOME SECURITIES are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a SENIOR FIXED

SunAmerica Series Trust

INCOME SECURITY is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities include:

     - U.S. GOVERNMENT SECURITIES are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

     - CORPORATE DEBT INSTRUMENTS (BONDS, NOTES AND DEBENTURES) are securities representing a debt of a corporation. The issuer is obligated to repay a principal amount of indebtedness at a stated time in the future and in most cases to make periodic payments of interest at a stated rate.

     - A JUNK BOND is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.

     - PREFERRED STOCKS receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.

     - ZERO-COUPON BONDS, DEFERRED INTEREST BONDS AND PIK BONDS. Zero coupon and deferred interest bonds are debt obligations issued or purchased at a significant discount from face value. A step-coupon bond is one in which a change in interest rate is fixed contractually in advance. Payable-in-kind ("PIK") bonds are debt obligations that provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations.

FOREIGN SECURITIES are issued by companies located outside of the United States, including emerging markets. Foreign securities may include foreign corporate and government bonds, foreign equity securities, foreign investment companies, passive foreign investment companies ("PFICs"), American Depositary Receipts ("ADRs") or other similar securities that represent interests in foreign equity securities, such as European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). An EMERGING MARKET country is generally one with a low or middle income economy that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and economic conditions and the list of emerging market countries may vary by Adviser or Subadviser.

FORWARD COMMITMENTS are commitments to purchase or sell securities at a future date. A Portfolio purchasing a forward commitment assumes the risk of any decline in value of the securities beginning on the date of the agreement. Similarly, a Portfolio selling such securities does not participate in further gains or losses on the date of the agreement.

ILLIQUID/RESTRICTED SECURITIES are subject to legal or contractual restrictions that may make them difficult to sell. A security that cannot easily be sold within seven days will generally be considered illiquid. Certain restricted securities (such as Rule 144A securities) are not generally considered illiquid because of their established trading market.

OPTIONS AND FUTURES are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets, instruments or a market or economic index. An option gives its owner the right, but not the obligation, to buy ("call") or sell ("put") a specified amount of a security at a specified price within a specified time period. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price. Certain Portfolios may also purchase and write

                                                         SunAmerica Series Trust

(sell) option contracts on swaps, commonly referred to as swaptions. A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed-upon terms.

REGISTERED INVESTMENT COMPANIES are investments by a Portfolio in other investment companies which are registered in accordance with the federal securities laws.

SECURITIES LENDING involves a loan of securities by a Portfolio in exchange for cash or collateral. A Portfolio earns interest on the loan while retaining ownership of the security.

SHORT SALES involve the selling of a security which the Portfolio does not own in anticipation of a decline in the market value of the security. In such transactions the Portfolio borrows the security for delivery to the buyer and must eventually replace the borrowed security for return to the lender. The Portfolio bears the risk that price at the time of replacement may be greater than the price at which the security was sold. A short sale is "against the box" to the extent that a Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short.

SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses. With respect to the Cash Management Portfolio, short-term investments may also include investment in taxable municipal obligations which are debt obligations of a state or local government entity and an outgrowth of the tax reform act of 1986, which restricted the issuance of traditional tax-exempt securities. Taxable municipal bonds are issued as private purpose bonds to finance such prohibited projects as a sports stadium, as municipal revenue bonds where caps apply, or as public purpose bonds where the 10% private use limitation has been exceeded.

VARIABLE AND FLOATING RATE OBLIGATIONS normally will involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate, such as rates on Treasury Bonds or Bills or the prime rate at a major commercial bank, and that a bondholder can demand payment of the obligations on behalf of the Portfolio on short notice at par plus accrued interest, which amount may be more or less than the amount the bondholder paid for them. The maturity of floating or variable rate obligations (including participation interests therein) is deemed to be the longer of (i) the notice period required before a Portfolio is entitled to receive payment of the obligation upon demand or (ii) the period remaining until the obligation's next interest rate adjustment. If not redeemed by the Portfolio through the demand feature, the obligations mature on a specified date which may range up to thirty years from the date of issuance.

RISK TERMINOLOGY

ACTIVE TRADING: A strategy used whereby a Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio. In addition, because a Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. During periods of increased market volatility, active trading may be more pronounced. In the "Financial Highlights" section we provide each Portfolio's portfolio turnover rate for each of the last five fiscal years.

CREDIT QUALITY: The creditworthiness of an issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue JUNK BONDS. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

SunAmerica Series Trust

CURRENCY VOLATILITY: The value of a Portfolio's foreign investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio's non-U.S. dollar denominated securities.

DERIVATIVES: A derivative is any financial instrument whose value is based on, and determined by, another security, index or benchmark (i.e., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed "over the counter" markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in the portfolio, the Portfolio will be exposed to the risks associated with hedging as described in this glossary. To the extent an option or futures contract is used to enhance return, rather than as a hedge, a Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when an issuer is in an EMERGING MARKET. Historically, the markets of EMERGING MARKET countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

GROWTH STOCKS: Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.

HEDGING: Hedging is a strategy in which a Portfolio uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the derivative will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

ILLIQUIDITY: There may not be a market for certain securities making it difficult or impossible to sell at the time and the price that the seller would like.

IPO INVESTING: A Portfolio's purchase of shares issued as part of, or a short period after, companies' initial public offerings ("IPOs"), exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time.

LARGE CAP COMPANIES: Large cap companies tend to go in and out of favor based on market and economic conditions. Large cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, a Portfolio's value may not rise as much as the value of portfolios that emphasize smaller cap companies.

MARKET VOLATILITY: The stock and/or bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Portfolio's portfolio.

                                                         SunAmerica Series Trust

SECURITIES SELECTION: A strategy used by a Portfolio, or securities selected by its portfolio manager, may fail to produce the intended return.

SMALL AND MEDIUM SIZED COMPANIES: Companies with smaller market capitalizations (particularly under $1.35 billion) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of medium sized companies are also usually more volatile and entail greater risks than securities of large companies.

TECHNOLOGY SECTOR: There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the price of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers, bears an additional risk that economic events may affect a substantial portion of the Portfolio's investments. In addition, at times, equity securities of technology-related issuers may underperform relative to other sectors.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                                   MANAGEMENT
--------------------------------------------------------------------------------

INFORMATION ABOUT THE INVESTMENT ADVISER AND MANAGER

SAAMCo serves as investment adviser and manager for all the Portfolios of the Trust. SAAMCo selects the Subadvisers for Portfolios, manages the investments for certain Portfolios, provides various administrative services and supervises the daily business affairs of each Portfolio. SAAMCo was organized in 1982 under the laws of Delaware, and managed, advised or administered assets in excess of $42.9 billion as of December 31, 2004. SAAMCo is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992

SAAMCo has received an exemptive order from the Securities and Exchange Commission that permits SAAMCo, subject to certain conditions, to enter into agreements relating to the Trust with Subadvisers approved by the Board of Trustees without obtaining shareholder approval. The exemptive order also permits SAAMCo, subject to the approval of the Board but without shareholder approval, to employ new Subadvisers for new or existing Portfolios, change the terms of particular agreements with Subadvisers or continue the employment of existing Subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders will be notified of any Subadviser changes. Shareholders of a Portfolio have the right to terminate an agreement with a Subadviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio.

In addition to serving as investment adviser and manager of the Trust, SAAMCo serves as adviser, manager and/or administrator for AIG Series Trust, Anchor Series Trust, Seasons Series Trust, SunAmerica Focused Series, Inc., SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Senior Floating Rate Fund, Inc., VALIC Company I and VALIC Company II.

For the fiscal year ended January 31, 2005, each Portfolio paid SAAMCo a fee equal to the following percentage of average daily net assets:

                         PORTFOLIO                             FEE
                         ---------                            -----
Alliance Growth Portfolio...................................  0.61%
MFS Mid-Cap Growth Portfolio................................  0.75%
Technology Portfolio........................................  1.19%
Global Equities Portfolio...................................  0.78%

INFORMATION ABOUT THE SUBADVISERS

ALLIANCE CAPITAL MANAGEMENT L.P. (Alliance) is a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, NY 10105. Alliance is a leading global investment management firm. Alliance provides management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. Alliance is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. As of December 31, 2004, Alliance had approximately $539 billion in assets under management.

MASSACHUSETTS FINANCIAL SERVICES COMPANY (MFS) is America's oldest mutual fund organization and, with its predecessor organizations, has a history of money management dating from 1924 and the founding of the first mutual fund in the United States. MFS is located at 500 Boylston Street, Boston, MA 02116. As of December 31, 2004, MFS had approximately $146.2 billion in assets under management.

MORGAN STANLEY INVESTMENT MANAGEMENT INC. (MSIM Inc.) is a subsidiary of Morgan Stanley and conducts a worldwide portfolio management business providing a broad range of services to customers in the U.S. and abroad. MSIM Inc. is located at 1221 Avenue of the Americas, New York, NY 10020. MSIM

                                                         SunAmerica Series Trust

Inc. does business in certain circumstances, including its role as a Subadviser to the Trust, using the name "VAN KAMPEN." As of December 31, 2004, MSIM Inc. together with its affiliated asset management companies had approximately $431.4 billion in assets under management.

SAAMCo compensates the various Subadvisers out of the advisory fees that it receives from the respective Portfolios. SAAMCo may terminate any agreement with a Subadviser without shareholder approval.

INFORMATION ABOUT THE DISTRIBUTOR

AIG SunAmerica Capital Services, Inc. (the "Distributor") distributes each Portfolio's shares and incurs the expenses of distributing the Portfolios' shares under a Distribution Agreement with respect to the Portfolios, none of which are reimbursed by or paid for by the Portfolios. The Distributor is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.

SunAmerica Series Trust

PORTFOLIO MANAGEMENT

The investment manager(s) and/or management team(s) that have primary responsibility for the day-to-day management of the Portfolios are set forth below in the following table. Unless otherwise noted, a management team's members share responsibility in making investment decisions on behalf of a Portfolio and no team member is limited in his/her role with respect to the management team.

The Statement of Additional Information provides information regarding the portfolio managers listed below, including other accounts they manage, their ownership interest in the Portfolio(s) that they serve as portfolio manager, and the structure and method used by the Adviser/Subadviser to determine their compensation.


---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Alliance Growth            Alliance                    - Scott Wallace                  Mr. Wallace joined Alliance
 Portfolio                                                Senior Vice President and      Capital in 2001. Prior to
                                                          Large Cap Growth Portfolio     joining Alliance, he was with
                                                          Manager                        J.P. Morgan for 15 years,
                                                                                         where he was a managing
                                                                                         director and held a variety of
                                                                                         roles in the U.S. and abroad,
                                                                                         most recently as head of
                                                                                         equities in Japan.
---------------------------------------------------------------------------------------------------------------------------
 MFS Mid-Cap Growth         MFS                         Investment team includes:
 Portfolio
                                                        - David E. Sette-Ducati          Mr. Sette-Ducati joined MFS in
                                                          Senior Vice President and      1995 as a research analyst. He
                                                          Portfolio Manager              became an Investment Officer
                                                                                         in 1997, Vice President in
                                                                                         1999, portfolio manager in
                                                                                         February 2000 and Senior Vice
                                                                                         President in March 2001. Mr.
                                                                                         Sette-Ducati is the team
                                                                                         leader of the portfolio.

                                                        - Eric B. Fischman               Mr. Fischman joined MFS as a
                                                          Vice President and Portfolio   portfolio manager in 2000.
                                                          Manager                        Prior to joining MFS, Mr.
                                                                                         Fischman was an equity
                                                                                         research analyst for State
                                                                                         Street Research from 1998 to
                                                                                         2000. He is a member of this
                                                                                         Portfolio investment team.
---------------------------------------------------------------------------------------------------------------------------

                                                         SunAmerica Series Trust


---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Technology Portfolio       Van Kampen                  - Alexander L. Umansky           Mr. Umansky joined MSIM Inc.
                                                          Executive Director and         as a compliance analyst in
                                                          Portfolio Manager              1994 and has been a Portfolio
                                                                                         Manager since 1998. From 1996
                                                                                         to 1998 he was a research
                                                                                         analyst in MSIM Inc.'s
                                                                                         Institutional Equity Group
                                                                                         focusing primarily on
                                                                                         technology.
---------------------------------------------------------------------------------------------------------------------------
 Global Equities            Alliance                    Global Large Cap Growth Group:
 Portfolio

                                                        - Stephen Beinhacker             Mr. Beinhacker joined the
                                                         Senior Vice President and       company in 1992 and is
                                                        Portfolio Manager                currently a Senior Vice
                                                                                         President and
                                                                                         Global/International Large Cap
                                                                                         Growth Portfolio Manager. He
                                                                                         is also a member of the
                                                                                         European Growth team.
---------------------------------------------------------------------------------------------------------------------------

CUSTODIAN, TRANSFER AND DIVIDEND PAYING AGENT

State Street Bank and Trust Company, Boston, MA, acts as Custodian of the Trust's assets as well as Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                             FINANCIAL HIGHLIGHTS*
--------------------------------------------------------------------------------
The following Financial Highlights tables for each Class 3 Portfolio are intended to help you understand the Portfolios' financial performance for the past 5 years (or for periods since commencement of operations). Certain information reflects financial results for a single Portfolio share. The total returns in each table represent the rate that an investor would have earned on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). Separate Account charges are not reflected in the total returns. If these amounts were reflected, returns would be less than those shown. This information has been audited by PricewaterhouseCoopers, LLP, whose report, along with each Portfolio's financial statements, is included in the Trust's Annual Report to shareholders, which is available upon request.

--------------------------------------------------------------------------------------------------------------------------------
               NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF     TOTAL
  ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
--------------------------------------------------------------------------------------------------------------------------------
                                               Alliance Growth Portfolio Class 3
09/30/02@-
01/31/03     $14.17     $ 0.01        $(0.67)        $(0.66)       $   --         $   --         $   --       $13.51      (4.66)%
01/31/04      13.51      (0.01)         4.31           4.30         (0.01)            --          (0.01)       17.80      31.85
01/31/05      17.80       0.03          0.22           0.25         (0.02)            --          (0.02)       18.03       1.40
                                              MFS Mid-Cap Growth Portfolio Class 3
09/30/02@-
01/31/03       5.47      (0.01)         0.33           0.32            --             --             --         5.79       5.85
01/31/04       5.79      (0.05)         2.55           2.50            --             --             --         8.29      43.18
01/31/05       8.29      (0.07)         0.46           0.39            --             --             --         8.68       4.70

----------  -----------------------------------------------------------------
              NET                         RATIO OF NET
            ASSETS     RATIO OF            INVESTMENT
            END OF    EXPENSES TO       INCOME (LOSS) TO
  PERIOD    PERIOD      AVERAGE             AVERAGE                 PORTFOLIO
  ENDED     (000'S)   NET ASSETS           NET ASSETS               TURNOVER
----------  -----------------------------------------------------------------
                            Alliance Growth Portfolio Class 3
09/30/02@-
01/31/03    $ 2,490      0.88%+(1)            0.19%+(1)                 51%
01/31/04     27,900      0.94(1)             (0.07)(1)                  63
01/31/05     71,682      0.95(1)              0.12(1)                   82
                          MFS Mid-Cap Growth Portfolio Class 3
09/30/02@-
01/31/03      2,406      1.04+(1)(2)         (0.35)+(1)(2)             164
01/31/04     32,377      1.12(1)(2)          (0.77)(1)(2)               92
01/31/05     55,283      1.09(1)(2)          (0.82)(1)(2)               79

---------------

   *  Calculated based upon average shares outstanding.
  ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
      If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
   +  Annualized
   @  Inception date of class
 (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
      (loss) to average net assets would have been higher by the following:

                                                                 --------------------
                                                                 1/03    1/04    1/05
                                                                 --------------------
     Alliance Growth Class 3...................................  0.02%   0.02%   0.03%
     MFS Mid-Cap Growth Class 3................................  0.02%   0.05%   0.02%

 (2) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                                EXPENSES
                                                              --------------------------------------------
                                                              1/01      1/02      1/03      1/04      1/05
                                                              --------------------------------------------
     MFS Mid-Cap Growth Class 3.............................   --        --       1.04%+    1.12%     1.09%

                                                                        NET INVESTMENT INCOME (LOSS)
                                                              -------------------------------------------------
                                                              1/01       1/02       1/03       1/04       1/05
                                                              -------------------------------------------------
     MFS Mid-Cap Growth Class 3.............................     --         --      (0.35)%+   (0.77)%    (0.82)%

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                       FINANCIAL HIGHLIGHTS* (continued)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
               NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
  ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
-------------------------------------------------------------------------------------------------------------------------------
                                                 Technology Portfolio Class 3
09/30/02@-
01/31/03     $ 1.53     $(0.01)       $ 0.27         $ 0.26        $   --         $   --         $   --       $ 1.79     16.99%
01/31/04       1.79      (0.03)         1.06           1.03            --             --             --         2.82     57.54
01/31/05       2.82      (0.01)        (0.36)         (0.37)           --             --             --         2.45    (13.12)
                                               Global Equities Portfolio Class 3
09/30/02@-
01/31/03       7.76      (0.01)         0.09           0.08            --             --             --         7.84      1.03
01/31/04       7.84      (0.01)         2.68           2.67         (0.01)            --          (0.01)       10.50     34.05
01/31/05      10.50      (0.01)         0.65           0.64         (0.01)            --          (0.01)       11.13      6.12

----------  -----------------------------------------------------------
             NET                         RATIO OF NET
            ASSETS    RATIO OF            INVESTMENT
            END OF   EXPENSES TO       INCOME (LOSS) TO
  PERIOD    PERIOD     AVERAGE             AVERAGE            PORTFOLIO
  ENDED     (000S)   NET ASSETS           NET ASSETS          TURNOVER
----------  -----------------------------------------------------------
                           Technology Portfolio Class 3
09/30/02@-
01/31/03    $  360       1.66%+(1)          (1.52)%+(1)          135%
01/31/04     6,641       1.72(1)            (1.56)(1)            123
01/31/05     8,893       1.79(1)            (0.76)(1)             85
                         Global Equities Portfolio Class 3
09/30/02@-
01/31/03       265       1.16+(1)           (0.30)+(1)            71
01/31/04     3,387       1.20(1)            (0.14)(1)             83
01/31/05     7,515       1.23(1)            (0.05)(1)             67

---------------

   *  Calculated based upon average shares outstanding.
  ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
      If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
   +  Annualized
   @  Inception date of class
 (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
      (loss) to average net assets would have been higher by the following:

                                                                ---------------------
                                                                1/03    1/04    1/05
                                                                ---------------------
       Technology Class 3.....................................  0.04%   0.08%   0.16%
       Global Equities Class 3................................  0.02%   0.03%   0.02%

SunAmerica Series Trust

--------------------------------------------------------------------------------

                              FOR MORE INFORMATION
--------------------------------------------------------------------------------

The following documents contain more information about the Portfolios and are available free of charge upon request:

        ANNUAL/SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Portfolio's performance for the most recently completed fiscal year.

        STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Portfolios' policies, investment restrictions and business structure. This Prospectus incorporates the SAI by reference.

You may obtain copies of these documents or ask questions about the Portfolios at no charge by calling (800) 445-7862 or by writing the Trust at P.O. Box 54299, Los Angeles, California 90054-0299.

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call 1-202-942-8090 for information on the operation of the Public Reference Room. Reports and other information about the Portfolios are also available on the EDGAR Database on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies of this information may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with any different information.

INVESTMENT COMPANY ACT
-  File No. 811-7238

                 ----------------------------------------------

                                   PROSPECTUS
                                  MAY 2, 2005
                 ----------------------------------------------

                            SUNAMERICA SERIES TRUST

                     (CLASS 1, CLASS 2 AND CLASS 3 SHARES)

                  --    Cash Management Portfolio
                  --    Corporate Bond Portfolio
                  --    Global Bond Portfolio
                  --    High-Yield Bond Portfolio
                  --    Worldwide High Income Portfolio
                  --    SunAmerica Balanced Portfolio
                  --    MFS Total Return Portfolio
                  --    Telecom Utility Portfolio
                  --    Growth-Income Portfolio
                  --    Federated American Leaders Portfolio
                  --    Davis Venture Value Portfolio
                  --    "Dogs" of Wall Street Portfolio
                  --    Alliance Growth Portfolio
                  --    Goldman Sachs Research Portfolio
                  --    MFS Massachusetts Investors Trust Portfolio
                  --    Putnam Growth: Voyager Portfolio
                  --    Blue Chip Growth Portfolio
                  --    Real Estate Portfolio
                  --    MFS Mid-Cap Growth Portfolio
                  --    Aggressive Growth Portfolio
                  --    Growth Opportunities Portfolio
                  --    Marsico Growth Portfolio
                  --    Technology Portfolio
                  --    Small & Mid Cap Value Portfolio
                  --    International Growth and Income Portfolio
                  --    Global Equities Portfolio
                  --    International Diversified Equities Portfolio
                  --    Emerging Markets Portfolio
                  --    Foreign Value Portfolio

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
APPROVED OR DISAPPROVED THESE SECURITIES OR
PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

TRUST HIGHLIGHTS............................................      3

  Q&A.......................................................      3

EXPENSE SUMMARY.............................................     39

ACCOUNT INFORMATION.........................................     46

ADDITIONAL INFORMATION ABOUT THE "DOGS" OF WALL STREET AND
  GOLDMAN SACHS RESEARCH PORTFOLIOS.........................     50

  Investment Strategy for the "Dogs" of Wall Street
     Portfolio..............................................     50

  Investment Strategy for the Goldman Sachs Research
     Portfolio..............................................     50

MORE INFORMATION ABOUT THE PORTFOLIOS.......................     51

  Investment Strategies.....................................     51

GLOSSARY....................................................     60

  Investment Terminology....................................     60

  Risk Terminology..........................................     64

MANAGEMENT..................................................     68

  Information about the Investment Adviser and Manager......     68

  Information about the Subadvisers.........................     69

  Information about the Distributor.........................     70

  Portfolio Management......................................     71

  Custodian, Transfer and Dividend Paying Agent.............     87

FINANCIAL HIGHLIGHTS........................................     88

FOR MORE INFORMATION........................................    104

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                                TRUST HIGHLIGHTS
--------------------------------------------------------------------------------

The following questions and answers are designed to give you an overview of SunAmerica Series Trust (the "Trust") and to provide you with information about the Trust's thirty-two separate investment series, twenty-nine of which are described in this Prospectus ("Portfolios"), and their investment goals and principal investment strategies. More detailed investment information is provided in the charts, under "More Information About the Portfolios," which begins on page 51, and the glossary that follows on page 60.


                             Q&A
FIXED INCOME PORTFOLIOS typically seek to provide high current income consistent with the preservation of capital by investing in fixed income securities.

YIELD is the annual dollar income received on an investment expressed as a percentage of the current or average price.

INCOME is interest payments from bonds or dividends from stocks.

TOTAL RETURN is a measure of performance which combines all elements of return including income and capital gain or loss; it represents the change in a value of an investment over a given period expressed as a percentage of the initial investment.

"HIGH QUALITY" INSTRUMENTS have a very strong capacity to pay interest and repay principal; they reflect the issuers' high creditworthiness and low risk of default.

"NET ASSETS" as referred to under "Principal Investment Strategy" takes into account borrowings for investment purposes.


Q:   WHAT ARE THE PORTFOLIOS' INVESTMENT GOALS AND PRINCIPAL INVESTMENT
     STRATEGIES?

A: Each Portfolio operates as a separate mutual fund, with its own investment goal and a principal investment strategy for pursuing it. A Portfolio's investment goal may be changed without shareholder approval, but you will be notified of any change. There can be no assurance that any Portfolio will meet its investment goal or that the net return on an investment will exceed what could have been obtained through other investment or savings vehicles.


-----------------------------------------------------------------------------------------------
                                    FIXED INCOME PORTFOLIOS
-----------------------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL            PRINCIPAL INVESTMENT STRATEGY
-----------------------------------------------------------------------------------------------
  Cash Management          high current yield         invests in a diversified selection of
  Portfolio                consistent with            money market instruments
                           liquidity and
                           preservation of capital
-----------------------------------------------------------------------------------------------
  Corporate Bond           high total return with     invests, under normal circumstances,
  Portfolio                only moderate price risk   at least 80% of net assets in fixed
                                                      income securities, but invests
                                                      primarily in investment grade fixed
                                                      income securities; may invest up to
                                                      35% in fixed income securities rated
                                                      below investment grade
-----------------------------------------------------------------------------------------------
  Global Bond Portfolio    high total return,         invests, under normal circumstances,
                           emphasizing current        at least 80% of net assets in high
                           income and, to a lesser    quality fixed income securities of
                           extent, capital            U.S. and foreign issuers and
                           appreciation               transactions in foreign currencies
-----------------------------------------------------------------------------------------------
  High-Yield Bond          high current income and,   invests, under normal circumstances,
  Portfolio                secondarily, capital       at least 80% of net assets in
                           appreciation               intermediate and long-term corporate
                                                      obligations, emphasizing high-yield,
                                                      high-risk fixed income securities
                                                      (junk bonds) with a primary focus on
                                                      "B" rated high-yield bonds
-----------------------------------------------------------------------------------------------
  Worldwide High Income    high current income and,   invests, under normal circumstances,
  Portfolio                secondarily, capital       at least 80% of net assets in high
                           appreciation               income securities of issuers located
                                                      throughout the world
-----------------------------------------------------------------------------------------------

SunAmerica Series Trust

BALANCED PORTFOLIOS typically try to balance three different investment goals: capital appreciation, income and capital preservation by investing in a mixture of stocks, bonds and money market instruments.

CAPITAL APPRECIATION/GROWTH is an increase in the market value of securities held.

INDEX PORTFOLIOS typically are comprised of securities that make up or replicate a target index; the primary objective is to mirror the investment results of the index.

A "VALUE" PHILOSOPHY -- that of investing in securities that are believed to be undervalued in the market -- often reflects a contrarian approach in that the potential for superior relative performance is believed to be highest when fundamentally solid companies are out of favor. The selection criteria is generally calculated to identify stocks of companies with solid financial strength that have low price-earnings ratios and have generally been overlooked by the market, or companies undervalued within an industry or market capitalization category.



-----------------------------------------------------------------------------------------------
                            BALANCED OR ASSET ALLOCATION PORTFOLIOS
-----------------------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL            PRINCIPAL INVESTMENT STRATEGY
-----------------------------------------------------------------------------------------------
  SunAmerica Balanced      conservation of            maintains at all times a balanced
  Portfolio                principal and capital      portfolio of stocks and bonds, with
                           appreciation               at least 25% invested in fixed income
                                                      securities
-----------------------------------------------------------------------------------------------
  MFS Total Return         reasonable current         invests primarily in common stocks
  Portfolio                income, long-term          and fixed income securities, with an
                           capital growth and         emphasis on income-producing
                           conservation of capital    securities that appear to have some
                                                      potential for capital enhancement
-----------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------
                                       EQUITY PORTFOLIOS
-----------------------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL            PRINCIPAL INVESTMENT STRATEGY
-----------------------------------------------------------------------------------------------
  Telecom Utility          high current income and    invests, under normal circumstances,
  Portfolio                moderate capital           at least 80% of net assets in equity
                           appreciation               and debt securities of utility
                                                      companies
-----------------------------------------------------------------------------------------------
  Growth-Income            growth of capital and      invests primarily in common stocks or
  Portfolio                income                     securities that demonstrate the
                                                      potential for appreciation and/or
                                                      dividends
-----------------------------------------------------------------------------------------------
  Federated American       growth of capital and      invests primarily in the securities
  Leaders Portfolio        income                     of high quality companies
-----------------------------------------------------------------------------------------------
  Davis Venture Value      growth of capital          invests primarily in common stocks of
  Portfolio                                           companies with market capitalizations
                                                      of at least $10 billion
-----------------------------------------------------------------------------------------------
  "Dogs" of Wall Street    total return (including    invests in thirty high dividend
  Portfolio                capital appreciation and   yielding common stocks selected
                           current income)            annually from the Dow Jones
                                                      Industrial Average and the broader
                                                      market (see page 50 for additional
                                                      information about the investment
                                                      strategy for the "Dogs" of Wall
                                                      Street Portfolio)
-----------------------------------------------------------------------------------------------
  Alliance Growth          long-term growth of        invests primarily in equity
  Portfolio                capital                    securities of a limited number of
                                                      large, carefully selected, high
                                                      quality U.S. companies that are
                                                      judged likely to achieve superior
                                                      earnings
-----------------------------------------------------------------------------------------------
  Goldman Sachs Research   long-term growth of        invests, under normal circumstances,
  Portfolio                capital                    at least 80% of net assets in equity
                                                      investments selected for their
                                                      potential to achieve capital
                                                      appreciation over the long term (see
                                                      page 50 for additional information
                                                      about the investment strategy for the
                                                      Goldman Sachs Research Portfolio)
-----------------------------------------------------------------------------------------------

                                                         SunAmerica Series Trust

A "GROWTH" PHILOSOPHY -- that of investing in securities believed to offer the potential for capital appreciation -- focuses on securities of companies that are considered to have a historical record of above-average growth rate, significant growth potential, above-average earnings growth or value, the ability to sustain earnings growth, or that offer proven or unusual products or services, or operate in industries experiencing increasing demand.

MARKET CAPITALIZATION represents the total market value of the outstanding securities of a corporation.



-------------------------------------------------------------------------------------------------
                                        EQUITY PORTFOLIOS
-------------------------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL             PRINCIPAL INVESTMENT STRATEGY
-------------------------------------------------------------------------------------------------
  MFS Massachusetts        reasonable current         invests primarily in equity securities
  Investors Trust          income and long-term
  Portfolio                growth of capital and
                           income
-------------------------------------------------------------------------------------------------
  Putnam Growth: Voyager   capital appreciation       invests primarily in common stocks of
  Portfolio                                           U.S. companies, with a focus on growth
                                                      stocks issued by companies the
                                                      Subadviser believes have above-average
                                                      growth potential and whose earnings are
                                                      likely to increase over time
-------------------------------------------------------------------------------------------------
  Blue Chip Growth         capital appreciation       invests, under normal circumstances, at
  Portfolio                                           least 80% of net assets in common
                                                      stocks that demonstrate the potential
                                                      for capital appreciation, issued by
                                                      large-cap companies
-------------------------------------------------------------------------------------------------
  Real Estate Portfolio    total return through a     invests, under normal circumstances, at
                           combination of growth      least 80% of net assets in securities
                           and income                 of companies principally engaged in or
                                                      related to the real estate industry or
                                                      that own significant real estate assets
                                                      or that primarily invest in real estate
                                                      financial instruments
-------------------------------------------------------------------------------------------------
  MFS Mid-Cap Growth       long-term growth of        invests, under normal circumstances, at
  Portfolio                capital                    least 80% of net assets in equity
                                                      securities of medium-sized companies
                                                      that its Subadviser believes have
                                                      above-average growth potential
-------------------------------------------------------------------------------------------------
  Aggressive Growth        capital appreciation       invests primarily in equity securities
  Portfolio                                           of high growth companies including
                                                      small and medium sized growth companies
                                                      with market capitalizations of $1.5
                                                      billion to $15 billion
-------------------------------------------------------------------------------------------------
  Growth Opportunities     capital appreciation       invests in equity securities that
  Portfolio                                           demonstrate the potential for capital
                                                      appreciation, issued generally by
                                                      small-cap companies
-------------------------------------------------------------------------------------------------
  Marsico Growth           long-term growth of        invests, under normal circumstances, at
  Portfolio                capital                    least 65% in equity securities of large
                                                      companies with a general core position
                                                      of 20 to 30 common stocks
-------------------------------------------------------------------------------------------------
  Technology Portfolio     long-term capital          invests, under normal circumstances, at
                           appreciation               least 80% of net assets in equity
                                                      securities that demonstrate the
                                                      potential for capital appreciation,
                                                      issued by companies the Subadviser
                                                      believes are positioned to benefit from
                                                      involvement in technology and
                                                      technology-related industries worldwide
-------------------------------------------------------------------------------------------------
  Small & Mid Cap Value    long-term growth of        invests, under normal circumstances, at
  Portfolio                capital                    least 80% of net assets in equity
                                                      securities of companies with small and
                                                      medium market capitalizations that the
                                                      Subadviser determines to be undervalued
-------------------------------------------------------------------------------------------------

SunAmerica Series Trust

INTERNATIONAL PORTFOLIOS typically seek capital appreciation by investing significantly in securities traded in markets outside the U.S.
AN "EMERGING MARKET" COUNTRY is generally a country with a low or middle income economy or that is in the early stages of its industrialization cycle.



------------------------------------------------------------------------------------------------
                                    INTERNATIONAL PORTFOLIOS
------------------------------------------------------------------------------------------------
        PORTFOLIO              INVESTMENT GOAL            PRINCIPAL INVESTMENT STRATEGY
------------------------------------------------------------------------------------------------
  International Growth     growth of capital and,     invests primarily in common stocks of
  and Income Portfolio     secondarily, current       companies outside the U.S. that the
                           income                     Subadviser considers undervalued by
                                                      the market and offers a potential for
                                                      income
------------------------------------------------------------------------------------------------
  Global Equities          long-term growth of        invests primarily in common stocks or
  Portfolio                capital                    securities with common stock
                                                      characteristics of U.S. and foreign
                                                      issuers that demonstrate the potential
                                                      for appreciation and engages in
                                                      transactions in foreign currencies;
                                                      under normal circumstances, at least
                                                      80% of net assets of the Portfolio
                                                      will be invested in equity securities
------------------------------------------------------------------------------------------------
  International            long-term capital          invests primarily (in accordance with
  Diversified Equities     appreciation               country and sector weightings
  Portfolio                                           determined by its Subadviser) in
                                                      securities of foreign issuers that, in
                                                      the aggregate, replicate broad country
                                                      and sector indices; under normal
                                                      circumstances at least 80% of net
                                                      assets of the Portfolio will be
                                                      invested in equity securities
------------------------------------------------------------------------------------------------
  Emerging Markets         long-term capital          invests, under normal circumstances,
  Portfolio                appreciation               at least 80% of net assets in common
                                                      stocks and other equity securities of
                                                      companies that its Subadviser believes
                                                      have above-average growth prospects
                                                      primarily in emerging markets outside
                                                      the U.S.
------------------------------------------------------------------------------------------------
  Foreign Value            long-term growth of        invests, under normal circumstances,
  Portfolio                capital                    at least 80% of net assets in equity
                                                      and debt securities of companies and
                                                      governments outside the U.S.,
                                                      including emerging markets
------------------------------------------------------------------------------------------------

                                                         SunAmerica Series Trust

Q:  WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS?

A: The following section describes the principal risks of each Portfolio, while the charts beginning on page 51 describe various additional risks.

    Risks of Investing in Equity Securities

    The GROWTH-INCOME, FEDERATED AMERICAN LEADERS, DAVIS VENTURE VALUE, "DOGS" OF WALL STREET, ALLIANCE GROWTH, GOLDMAN SACHS RESEARCH, MFS MASSACHUSETTS INVESTORS TRUST, PUTNAM GROWTH: VOYAGER, BLUE CHIP GROWTH, REAL ESTATE, MFS MID-CAP GROWTH, AGGRESSIVE GROWTH, GROWTH OPPORTUNITIES, MARSICO GROWTH, TECHNOLOGY, SMALL & MID CAP VALUE, INTERNATIONAL GROWTH AND INCOME, GLOBAL EQUITIES, INTERNATIONAL DIVERSIFIED EQUITIES, EMERGING MARKETS and FOREIGN VALUE PORTFOLIOS invest primarily in equity securities. In addition, the SUNAMERICA BALANCED, MFS TOTAL RETURN and TELECOM UTILITY PORTFOLIOS invest significantly in equities. As with any equity fund, the value of your investment in any of these Portfolios may fluctuate in response to stock market movements. You should be aware that the performance of different types of equity stocks may rise or decline under varying market conditions -- for example, "value" stocks may perform well under circumstances in which "growth" stocks in general have fallen, or vice versa. In addition, individual stocks selected for any of these Portfolios may underperform the market generally, relevant indices or other funds with comparable investment objectives and strategies.

    Risks of Investing in Growth Stocks

    Growth stocks are historically volatile, which will particularly affect the GROWTH-INCOME, ALLIANCE GROWTH, GOLDMAN SACHS RESEARCH, MFS MASSACHUSETTS INVESTORS TRUST, PUTNAM GROWTH: VOYAGER, BLUE CHIP GROWTH, MFS MID-CAP GROWTH, AGGRESSIVE GROWTH, GROWTH OPPORTUNITIES, MARSICO GROWTH, TECHNOLOGY and INTERNATIONAL GROWTH AND INCOME PORTFOLIOS.

    Risks of Value Investing

    The risk that the portfolio manager's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect, will particularly affect the FEDERATED AMERICAN LEADERS, TELECOM UTILITY, DAVIS VENTURE VALUE, MFS TOTAL RETURN, SMALL & MID CAP VALUE and FOREIGN VALUE PORTFOLIOS.

    Risks of Investing in Bonds

    The CORPORATE BOND, GLOBAL BOND, HIGH-YIELD BOND and WORLDWIDE HIGH INCOME PORTFOLIOS invest primarily in bonds. In addition, the SUNAMERICA BALANCED, MFS TOTAL RETURN and TELECOM UTILITY PORTFOLIOS may invest significantly in bonds. As with any bond fund, the value of your investment in these Portfolios may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by bond issuers. To the extent a Portfolio is invested in the bond market, movements in the bond market generally may affect its performance. In addition, individual bonds selected for any of these Portfolios may underperform the market generally, relevant indices or other funds with comparable investment objectives and strategies.

    Risks of Investing in Junk Bonds

    The HIGH-YIELD BOND and WORLDWIDE HIGH INCOME PORTFOLIOS invest predominantly in junk bonds, which are considered speculative. The CORPORATE BOND, SUNAMERICA BALANCED, MFS TOTAL RETURN, GOLDMAN SACHS RESEARCH, MARSICO GROWTH, MFS MID-CAP GROWTH and INTERNATIONAL GROWTH AND INCOME PORTFOLIOS also may invest significantly in junk bonds. Junk bonds carry a substantial risk of default or changes in the issuer's creditworthiness, or they may already be in default. A junk bond's market price may fluctuate more than higher-quality securities and may decline significantly. In addition, it may be more difficult for a Portfolio to dispose of junk bonds or to determine their value. Junk bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force a Portfolio to replace the security with a lower yielding security. If this occurs, it will result in a decreased return for you.

    Risks of Investing in Money Market Securities

    You should be aware that an investment in the CASH MANAGEMENT PORTFOLIO is subject to the risk that the value of its investments in high-quality short-term debt obligations ("money market securities") may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal. The CASH MANAGEMENT PORTFOLIO does not seek to maintain a stable net asset value.

SunAmerica Series Trust

    Risks of Investing Internationally

    Except for the CASH MANAGEMENT PORTFOLIO, all of the Portfolios may invest in foreign securities. These securities may be denominated in currencies other than U.S. dollars. Foreign investing presents special risks. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility, and, in addition, foreign securities may not be as liquid as domestic securities. These risks affect all the Portfolios except for the CASH MANAGEMENT PORTFOLIO and are primary risks of the GLOBAL BOND, WORLDWIDE HIGH INCOME, INTERNATIONAL GROWTH AND INCOME, GLOBAL EQUITIES, INTERNATIONAL DIVERSIFIED EQUITIES, EMERGING MARKETS and FOREIGN VALUE PORTFOLIOS.

    Risks of Investing in Emerging Market Countries

    The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing or "emerging market" countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than developed countries. As a result, these markets are generally more volatile than the markets of developed countries. The WORLDWIDE HIGH INCOME, INTERNATIONAL DIVERSIFIED EQUITIES, EMERGING MARKETS and FOREIGN VALUE PORTFOLIOS invest significantly in emerging market countries. In addition, the GLOBAL BOND, INTERNATIONAL GROWTH AND INCOME, GOLDMAN SACHS RESEARCH, MFS MASSACHUSETTS INVESTORS TRUST, MFS MID-CAP GROWTH, TECHNOLOGY and GLOBAL EQUITIES PORTFOLIOS may also invest in emerging market countries.

    Risks of Investing in Smaller Companies

    Stocks of smaller companies may be more volatile than, and not as liquid as, those of larger companies. This will particularly affect the PUTNAM GROWTH:
    VOYAGER, AGGRESSIVE GROWTH, GROWTH OPPORTUNITIES, TECHNOLOGY, SMALL & MID CAP VALUE, REAL ESTATE, INTERNATIONAL GROWTH AND INCOME and EMERGING MARKETS PORTFOLIOS.

    Risks of a "Passively Managed" Strategy

    The "DOGS" OF WALL STREET PORTFOLIO will not deviate from its strategy (except to the extent necessary to comply with federal tax laws). If the Portfolio is committed to a strategy that is unsuccessful, the Portfolio will not meet its investment goal. Because the Portfolio will not use certain techniques available to other mutual funds to reduce stock market exposure, the Portfolio may be more susceptible to general market declines than other Portfolios.

    Risks of Investing in Utility Securities

    The TELECOM UTILITY PORTFOLIO invests primarily in equity and debt securities of utility companies. Utility companies include companies engaged in the production, generation, transportation, distribution and sale of electricity, water, natural gas and oil, companies engaged in telecommunications, including cable and satellite television and companies that provide infrastructure or related services and products to these utility companies. Such utility securities entail certain risks including:
    (i) utility companies' historic difficulty in earning adequate returns on investment despite frequent rate increases; (ii) restrictions on operations and increased costs and delays due to governmental regulations; (iii) building or construction delays; (iv) environmental regulations; (v) difficulty of the capital markets in absorbing utility debt and equity securities; (vi) difficulties in obtaining fuel at reasonable prices and
    (vii) potential effect of deregulation.

    Risks of Investing in Real Estate Securities

    The REAL ESTATE PORTFOLIO invests primarily in the real estate industry. In addition, the GOLDMAN SACHS RESEARCH and TELECOM UTILITY PORTFOLIOS invest significantly in real estate securities. A Portfolio that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate. The Portfolio could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If the Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. Most of the Portfolios' investments are, and likely will continue to be, interests in Real Estate Investment Trusts ("REITs").

                                                         SunAmerica Series Trust

    Risks of Investing in "Non-Diversified" Portfolios

    The GLOBAL BOND, WORLDWIDE HIGH INCOME, "DOGS" OF WALL STREET and MARSICO GROWTH PORTFOLIOS are organized as "non-diversified" Portfolios. A non-diversified Portfolio can invest a larger portion of assets in the securities of a single company than can some other mutual funds. By concentrating in a smaller number of securities, a Portfolio's risk is increased because the effect of each security on the Portfolio's performance is greater.

    Risks of Investing in Technology Companies

    Technology companies may react similarly to certain market pressures and events. They may be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, and obsolescence of existing technology. As a result, the returns of a Portfolio that invests in technology companies may be considerably more volatile than those of a fund that does not invest in technology companies. This will particularly affect the AGGRESSIVE GROWTH, GROWTH OPPORTUNITIES, TECHNOLOGY, SMALL & MID CAP VALUE, FOREIGN VALUE and MARSICO GROWTH PORTFOLIOS.

    Additional Principal Risks

    Shares of the Portfolios are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

Q:  HOW HAVE THE PORTFOLIOS PERFORMED HISTORICALLY?

A: The following Risk/Return Bar Charts and Tables illustrate the risks of investing in the Portfolios by showing changes in the Portfolios' performance from calendar year to calendar year, and comparing the Portfolios' average annual returns to those of an appropriate market index. Class 1, Class 2 and/or Class 3 shares are not offered in all Portfolios. Fees and expenses incurred at the contract level are not reflected in the bar charts and tables. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                           CASH MANAGEMENT PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                          CASH MANAGEMENT PORTFOLIO CLASS 1
                                                          ---------------------------------
1995                                                                    5.48%
1996                                                                    4.91%
1997                                                                    5.22%
1998                                                                    5.05%
1999                                                                    4.87%
2000                                                                    6.05%
2001                                                                    3.67%
2002                                                                    1.40%
2003                                                                    0.63%
2004                                                                    0.86%

During the period shown in the bar chart, the highest return for a quarter was 1.58% (quarter ended 12/31/00) and the lowest return for a quarter was 0.08% (quarter ended 12/31/03). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was 0.47%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED  PAST ONE   PAST FIVE       PAST TEN            CLASS 2              CLASS 3
DECEMBER 31, 2004)                YEAR       YEARS          YEARS         SINCE INCEPTION(1)   SINCE INCEPTION(1)
------------------------------------------------------------------------------------------------------------------------------------
 Cash Management
   Portfolio Class 1              0.86%      2.50%           3.80%                N/A                  N/A
             Class 2              0.62%       N/A             N/A                1.05%                 N/A
             Class 3              0.53%       N/A             N/A                 N/A                 0.56%
------------------------------------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date: Class 2 is July 9, 2001 and Class 3 is September 30, 2002.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                            CORPORATE BOND PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                           CORPORATE BOND PORTFOLIO CLASS 1
                                                           --------------------------------
1995                                                                    17.78%
1996                                                                     4.49%
1997                                                                    10.90%
1998                                                                     6.05%
1999                                                                    -1.85%
2000                                                                     5.03%
2001                                                                     7.59%
2002                                                                     7.46%
2003                                                                    11.94%
2004                                                                     6.82%

During the period shown in the bar chart, the highest return for a quarter was 5.94% (quarter ended 06/30/95) and the lowest return for a quarter was -1.90% (quarter ended 06/30/04). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -1.09%.
--------------------------------------------------------------------------------

      AVERAGE ANNUAL TOTAL RETURNS
     (AS OF THE CALENDAR YEAR ENDED       PAST ONE   PAST FIVE       PAST TEN            CLASS 2              CLASS 3
           DECEMBER 31, 2004)               YEAR       YEARS          YEARS         SINCE INCEPTION(1)   SINCE INCEPTION(1)
---------------------------------------------------------------------------------------------------------------------------
 Corporate Bond Portfolio   Class 1         6.82%      7.74%           7.51%                 N/A                  N/A
                            Class 2         6.67%       N/A             N/A                 8.25%                 N/A
                            Class 3         6.59%       N/A             N/A                  N/A                 9.53%
---------------------------------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Credit Index(2)       5.34%      8.65%           8.41%                7.98%                7.16%
---------------------------------------------------------------------------------------------------------------------------
 Merrill Lynch High Yield Master II
   Index(3)                                10.87%      6.68%           8.27%               10.21%               10.87%
---------------------------------------------------------------------------------------------------------------------------
 Blended Index(4)                           6.63%      8.22%           8.42%                8.61%               10.37%
---------------------------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date: Class 2 is July 9, 2001 and Class 3 is September 30, 2002.

(2) The Lehman Brothers U.S. Credit Index is a broad measure of the U.S. investment grade corporate bond market that includes all publicly issued, fixed rate, nonconvertible investment grade, dollar-denominated, SEC-registered corporate debt.

(3) The Merrill Lynch High Yield Master II Index tracks the performance of below investment grade US dollar-denominated corporate bonds publicly issued in the US domestic market.

(4) The Blended Index consists of 75% of Lehman Brothers U.S. Credit Index and 25% of Merrill Lynch High Yield Master II Index.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                             GLOBAL BOND PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                              GLOBAL BOND PORTFOLIO CLASS 1
                                                              -----------------------------
1995                                                                     17.64%
1996                                                                      9.36%
1997                                                                     10.03%
1998                                                                     10.87%
1999                                                                     -1.05%
2000                                                                      9.27%
2001                                                                      5.05%
2002                                                                      5.88%
2003                                                                      3.58%
2004                                                                      3.96%

During the period shown in the bar chart, the highest return for a quarter was 5.66% (quarter ended 09/30/98) and the lowest return for a quarter was -1.65% (quarter ended 06/30/04). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was 1.38%.
--------------------------------------------------------------------------------

      AVERAGE ANNUAL TOTAL RETURNS
     (AS OF THE CALENDAR YEAR ENDED         PAST ONE      PAST FIVE       PAST TEN            CLASS 2              CLASS 3
           DECEMBER 31, 2004)                 YEAR          YEARS          YEARS         SINCE INCEPTION(1)   SINCE INCEPTION(1)
--------------------------------------------------------------------------------------------------------------------------------
 Global Bond Portfolio  Class 1               3.96%         5.53%           7.35%                N/A                  N/A
                        Class 2               3.88%          N/A             N/A                4.30%                 N/A
                        Class 3               3.71%          N/A             N/A                 N/A                 4.00%
--------------------------------------------------------------------------------------------------------------------------------
 J.P. Morgan Global Government Bond
   Index (hedged)(2)                          4.88%         6.42%           8.10%               5.33%                3.67%
--------------------------------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date: Class 2 is July 9, 2001 and Class 3 is September 30, 2002.

(2) The J.P. Morgan Global Government Bond Index (hedged) tracks the performance of bonds throughout the world, including issues from Europe, Australia, the Far East and the United States.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                           HIGH-YIELD BOND PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                           HIGH-YIELD BOND PORTFOLIO CLASS 1
                                                           ---------------------------------
1995                                                                    14.24%
1996                                                                    14.57%
1997                                                                    14.42%
1998                                                                    -2.95%
1999                                                                     6.50%
2000                                                                    -9.30%
2001                                                                    -4.30%
2002                                                                    -5.93%
2003                                                                    31.74%
2004                                                                    17.50%

During the period shown in the bar chart, the highest return for a quarter was 11.49% (quarter ended 06/30/03) and the lowest return for a quarter was -8.40% (quarter ended 09/30/98). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -0.28%.
--------------------------------------------------------------------------------

    AVERAGE ANNUAL TOTAL RETURNS
   (AS OF THE CALENDAR YEAR ENDED     PAST ONE   PAST FIVE   PAST TEN        CLASS 2              CLASS 3
         DECEMBER 31, 2004)             YEAR       YEARS      YEARS     SINCE INCEPTION(1)   SINCE INCEPTION(1)
---------------------------------------------------------------------------------------------------------------
 High-Yield Bond Portfolio Class 1     17.50%      4.80%       6.94%             N/A                  N/A
                           Class 2     17.19%       N/A         N/A             9.79%                 N/A
                           Class 3     17.27%       N/A         N/A              N/A                24.18%
---------------------------------------------------------------------------------------------------------------
 Merrill Lynch High Yield Master II
   Index(2)                            10.87%      6.68%       8.27%           10.21%               10.87%
---------------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date: Class 2 is July 9, 2001 and Class 3 is September 30, 2002.

(2) The Merrill Lynch High Yield Master II Index tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                        WORLDWIDE HIGH INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                    WORLDWIDE HIGH INCOME PORTFOLIO CLASS 1
                                                    ---------------------------------------
1995                                                                 20.97%
1996                                                                 25.32%
1997                                                                 15.54%
1998                                                                -17.07%
1999                                                                 19.31%
2000                                                                 -2.96%
2001                                                                 -3.20%
2002                                                                 -0.39%
2003                                                                 25.94%
2004                                                                  9.37%

During the period shown in the bar chart, the highest return for a quarter was 12.07% (quarter ended 06/30/95) and the lowest return for a quarter was -24.35% (quarter ended 09/30/98). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -1.56%.
--------------------------------------------------------------------------------

     AVERAGE ANNUAL TOTAL RETURNS
    (AS OF THE CALENDAR YEAR ENDED       PAST ONE   PAST FIVE   PAST TEN        CLASS 2              CLASS 3
          DECEMBER 31, 2004)               YEAR       YEARS     YEARS(1)   SINCE INCEPTION(1)   SINCE INCEPTION(1)
------------------------------------------------------------------------------------------------------------------
 Worldwide High Income
   Portfolio Class 1                       9.37%       5.20%      8.37%             N/A                  N/A
             Class 2                       9.25%        N/A        N/A             9.14%                 N/A
             Class 3                       9.16%        N/A        N/A              N/A                18.44%
------------------------------------------------------------------------------------------------------------------
 First Boston High-Yield Bond Index(2)    11.95%       8.17%      8.62%           12.21%               19.50%
------------------------------------------------------------------------------------------------------------------
 J.P. Morgan EMBI Global Index(3)         11.73%      12.99%     14.49%           13.26%               19.92%
------------------------------------------------------------------------------------------------------------------
 Blended Index(4)                         11.91%      10.66%     11.78%           13.61%               19.51%
------------------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date: Class 2 is July 9, 2001 and Class 3 is November 11, 2002. The since inception returns for the comparative indices are as of the inception date month end.

(2) The First Boston High-Yield Bond Index is a trader-priced portfolio constructed to mirror the public high-yield debt market. Securities in the index are rated BB or lower.

(3) The J.P. Morgan EMBI Global Index is a market-weighted index composed of U.S. dollar denominated Brady Bonds, Eurobonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities.

(4) The Blended Index consists of 50% of First Boston High-Yield Bond Index and 50% of J.P. Morgan Emerging Markets Bond Index (EMBI) Global Index for index comparison purposes of the asset and country composition of the Portfolio.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                         SUNAMERICA BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                      SUNAMERICA BALANCED PORTFOLIO CLASS 1
                                                      -------------------------------------
1997                                                                  24.48%
1998                                                                  24.61%
1999                                                                  21.40%
2000                                                                  -9.43%
2001                                                                 -13.14%
2002                                                                 -15.18%
2003                                                                  15.07%
2004                                                                   6.84%

During the period shown in the bar chart, the highest return for a quarter was 15.55% (quarter ended 12/31/98) and the lowest return for a quarter was -11.19% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -2.14%.
--------------------------------------------------------------------------------

 AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED  PAST ONE   PAST FIVE        CLASS 1              CLASS 2              CLASS 3
      DECEMBER 31, 2004)          YEAR       YEARS     SINCE INCEPTION(1)   SINCE INCEPTION(1)   SINCE INCEPTION(1)
-------------------------------------------------------------------------------------------------------------------
 SunAmerica Balanced
   Portfolio Class 1               6.84%     -3.88%          6.42%                 N/A                   N/A
             Class 2               6.62%       N/A            N/A                 0.19%                  N/A
             Class 3               6.52%       N/A            N/A                  N/A                  9.25%
-------------------------------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)              10.88%     -2.30%          8.85%                2.00%                21.39%
-------------------------------------------------------------------------------------------------------------------
 Lehman Brothers U.S.
   Aggregate Index(3)              4.34%      7.71%          7.24%                6.56%                 4.46%
-------------------------------------------------------------------------------------------------------------------
 Treasury Bills(4)                 1.39%      2.67%          3.62%                1.47%                 1.23%
-------------------------------------------------------------------------------------------------------------------
 Blended Index(4)                  7.66%      1.98%          8.15%                3.60%                13.36%
-------------------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date: Class 1 is June 3, 1996; Class 2 is July 9, 2001; and Class 3 is September 30, 2002.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

(3) The Lehman Brothers U.S. Aggregate Index combines several Lehman Brothers fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

(4) The Blended Index consists of 55% S&P 500(R) Index, 35% Lehman Brothers U.S. Aggregate Index, and 10% Treasury Bills. Treasury Bills are short-term securities with maturities of one-year or less issued by the U.S. Government.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                           MFS TOTAL RETURN PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                          MFS TOTAL RETURN PORTFOLIO CLASS 1
                                                          ----------------------------------
1995                                                                    27.64%
1996                                                                     9.94%
1997                                                                    16.90%
1998                                                                    19.53%
1999                                                                     2.88%
2000                                                                    17.01%
2001                                                                     0.52%
2002                                                                    -4.85%
2003                                                                    16.86%
2004                                                                    11.30%

During the period shown in the bar chart, the highest return for a quarter was 13.55% (quarter ended 12/31/98) and the lowest return for a quarter was -8.16% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -0.73%.
--------------------------------------------------------------------------------

    AVERAGE ANNUAL TOTAL RETURNS
   (AS OF THE CALENDAR YEAR ENDED      PAST ONE   PAST FIVE   PAST TEN        CLASS 2              CLASS 3
         DECEMBER 31, 2004)              YEAR       YEARS     YEARS(1)   SINCE INCEPTION(1)   SINCE INCEPTION(1)
----------------------------------------------------------------------------------------------------------------
 MFS Total Return
   Portfolio Class 1                    11.30%       7.80%     11.37%           N/A                   N/A
             Class 2                    11.09%        N/A        N/A           6.46%                  N/A
             Class 3                    11.02%        N/A        N/A            N/A                 14.31%
----------------------------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)                    10.88%      -2.30%     12.07%          2.00%                21.39%
----------------------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate
   Index(3)                              4.34%       7.71%      7.72%          6.56%                 4.46%
----------------------------------------------------------------------------------------------------------------
 Treasury Bills(4)                       1.39%       2.67%      3.88%          1.47%                 1.23%
----------------------------------------------------------------------------------------------------------------
 Blended Index(4)                        7.66%       1.98%     10.05%          3.60%                13.36%
----------------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date: Class 2 is July 9, 2001 and Class 3 is September 30, 2002. The since inception returns for the comparative indices are as of the inception date month end.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

(3) The Lehman Brothers U.S. Aggregate Index combines several Lehman Brothers fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

(4) The Blended Index consists of 35% Lehman Brothers U.S. Aggregate Index, 55% S&P 500(R) Index and 10% Treasury Bills. Treasury Bills are short-term securities with maturities of one-year or less issued by the U.S. Government.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                           TELECOM UTILITY PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                           TELECOM UTILITY PORTFOLIO CLASS 1
                                                           ---------------------------------
1997                                                                     25.73%
1998                                                                     14.04%
1999                                                                      1.78%
2000                                                                     -9.00%
2001                                                                    -13.76%
2002                                                                    -23.77%
2003                                                                     18.75%
2004                                                                     16.89%

During the period shown in the bar chart, the highest return for a quarter was 15.95% (quarter ended 06/30/03) and the lowest return for a quarter was -18.24% (quarter ended 9/30/02). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -0.69%.
--------------------------------------------------------------------------------

 AVERAGE ANNUAL TOTAL RETURNS
 (AS OF THE CALENDAR YEAR ENDED       PAST ONE   PAST FIVE   CLASS 1 SINCE      CLASS 2 SINCE      CLASS 3 SINCE
 DECEMBER 31, 2004)                    YEAR       YEARS      INCEPTION(1)       INCEPTION(1)       INCEPTION(1)
-------------------------------------------------------------------------------------------------------------------
 Telecom Utility Portfolio Class 1     16.89%      -3.65%         3.33%                N/A                N/A
                           Class 2     16.61%        N/A           N/A               -1.46%               N/A
                           Class 3     16.53%        N/A           N/A                 N/A              18.70%
-------------------------------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)                   10.88%      -2.30%         8.85%               2.00%             18.45%
-------------------------------------------------------------------------------------------------------------------
 S&P Utility Index(3)                  24.22%       3.71%         6.30%              -4.65%             28.88%
-------------------------------------------------------------------------------------------------------------------
 S&P Telecommunication Services
   Index(4)                            19.86%     -14.58%         2.18%              -7.70%             14.18%
-------------------------------------------------------------------------------------------------------------------
 Blended Index(5)                      21.47%      -7.47%         4.54%              -5.80%             19.39%
-------------------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date: Class 1 is June 3, 1996; Class 2 is July 9, 2001; and Class 3 is November 11, 2002.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

(3) The S&P Utility Index is presently comprised of 40 stocks from the electric and natural gas industries.

(4) The S&P Telecommunication Services Index (formerly, the S&P Communications Service Index) is comprised of the companies listed in the telecommunications sectors of the S&P 400(R), 500(R), and 600(R). Created in July of 1996, the S&P Telecommunication Services Index includes cellular and wireless service providers including pagers, long distance providers and the telephone group companies (local service providers).

(5) The Blended Index is comprised of 35% S&P Utility Index and 65% S&P Telecommunication Services Index on a market capitalization weighted basis.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                            GROWTH-INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                            GROWTH-INCOME PORTFOLIO CLASS 1
                                                            -------------------------------
1995                                                                     34.10%
1996                                                                     24.06%
1997                                                                     33.91%
1998                                                                     30.74%
1999                                                                     30.04%
2000                                                                     -8.34%
2001                                                                    -15.90%
2002                                                                    -21.15%
2003                                                                     25.62%
2004                                                                     11.56%

During the period shown in the bar chart, the highest return for a quarter was 28.51% (quarter ended 12/31/98) and the lowest return for a quarter was -19.39% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -4.94%.
--------------------------------------------------------------------------------

   AVERAGE ANNUAL TOTAL RETURNS                                                          CLASS 3
  (AS OF THE CALENDAR YEAR ENDED   PAST ONE   PAST FIVE   PAST TEN   CLASS 2 SINCE        SINCE
        DECEMBER 31, 2004)          YEAR       YEARS      YEARS      INCEPTION(1)       INCEPTION(1)
--------------------------------------------------------------------------------------------------------
 Growth-Income Portfolio Class 1    11.56%      -3.16%     12.43%          N/A                 N/A
                         Class 2    11.32%        N/A        N/A          0.90%                N/A
                         Class 3    11.29%        N/A        N/A           N/A               17.14%
--------------------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)                10.88%      -2.30%     12.07%         2.00%              21.39%
--------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date: Class 2 is July 9, 2001 and Class 3 is September 30, 2002.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the Index will reflect changes in larger companies more heavily than those in smaller companies.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                      FEDERATED AMERICAN LEADERS PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                               FEDERATED AMERICAN LEADERS PORTFOLIO CLASS 1
                                               --------------------------------------------
1997                                                              31.43%
1998                                                              17.96%
1999                                                               6.19%
2000                                                               2.39%
2001                                                              -2.33%
2002                                                             -19.78%
2003                                                              27.57%
2004                                                               9.91%

During the period shown in the bar chart, the highest return for a quarter was 16.96% (quarter ended 06/30/03) and the lowest return for a quarter was -19.38% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -1.41%.
--------------------------------------------------------------------------------

 AVERAGE ANNUAL TOTAL RETURNS
 (AS OF THE CALENDAR YEAR ENDED          PAST ONE   PAST FIVE   CLASS 1 SINCE      CLASS 2 SINCE      CLASS 3 SINCE
 DECEMBER 31, 2004)                       YEAR       YEARS      INCEPTION(1)       INCEPTION(1)       INCEPTION(1)
----------------------------------------------------------------------------------------------------------------------
 Federated American Leaders
   Portfolio(2) Class 1                    9.91%       2.38%         8.45%               N/A                 N/A
                Class 2                    9.78%        N/A           N/A               2.67%                N/A
                Class 3                    9.63%        N/A           N/A                N/A               19.93%
----------------------------------------------------------------------------------------------------------------------
 S&P 500(R) Index(3)                      10.88%      -2.30%         8.85%              2.00%              21.39%
----------------------------------------------------------------------------------------------------------------------
 S&P 500(R)/Barra Value Index(4)          15.71%       2.48%         9.16%              3.11%              25.78%
----------------------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date: Class 1 is June 3, 1996; Class 2 is July 9, 2001; and Class 3 is September 30, 2002.

(2) Prior to May 1, 2003, the Federated American Leaders Portfolio was named the Federated Value Portfolio.

(3) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the Index will reflect changes in larger companies more heavily than those in smaller companies.

(4) The S&P 500(R)/Barra Value Index is designed to differentiate between fast growing companies and slower growing or undervalued companies. Standard & Poor's and Barra cooperate to employ a price to book value calculation, whereby the market capitalization of an index (S&P 500(R), S&P MidCap 400(R), S&P SmallCap 600(R)) is divided equally between growth and value. The growth and value definition are only available on the U.S. indices. The indices are rebalanced twice per year.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                         DAVIS VENTURE VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                       DAVIS VENTURE VALUE PORTFOLIO CLASS 1
                                                       -------------------------------------
1995                                                                   37.45%
1996                                                                   24.76%
1997                                                                   34.32%
1998                                                                   13.73%
1999                                                                   16.11%
2000                                                                    9.47%
2001                                                                  -11.32%
2002                                                                  -16.77%
2003                                                                   33.16%
2004                                                                   13.50%

During the period shown in the bar chart, the highest return for a quarter was 21.07% (quarter ended 12/31/98) and the lowest return for a quarter was -14.87% (quarter ended 09/30/98). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was 0.46%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED  PAST ONE   PAST FIVE   PAST TEN        CLASS 2              CLASS 3
DECEMBER 31, 2004)                YEAR       YEARS      YEARS     SINCE INCEPTION(1)   SINCE INCEPTION(1)
---------------------------------------------------------------------------------------------------------
 Davis Venture Value
  Portfolio Class 1              13.50%       4.08%     14.02%            N/A                   N/A
            Class 2              13.34%        N/A        N/A            5.96%                  N/A
            Class 3              13.22%        N/A        N/A             N/A                 23.22%
---------------------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)             10.88%      -2.30%     12.07%           2.00%                21.39%
---------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date: Class 2 is July 9, 2001 and Class 3 is September 30, 2002.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                        "DOGS" OF WALL STREET PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                       DOGS OF WALL STREET PORTFOLIO CLASS 1
                                                       -------------------------------------
1999                                                                  -7.08%
2000                                                                   2.94%
2001                                                                   7.91%
2002                                                                  -6.57%
2003                                                                  20.06%
2004                                                                   9.58%

During the period shown in the bar chart, the highest return for a quarter was 15.56% (quarter ended 06/30/99) and the lowest return for a quarter was -16.32% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -1.96%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED  PAST ONE   PAST FIVE   CLASS 1 SINCE       CLASS 2 SINCE      CLASS 3 SINCE
DECEMBER 31, 2004)               YEAR       YEARS      INCEPTION(1)        INCEPTION(1)       INCEPTION(1)
--------------------------------------------------------------------------------------------------------------
 "Dogs" of Wall Street
   Portfolio Class 1              9.58%       6.43%           3.50%              N/A                 N/A
             Class 2              9.44%        N/A             N/A              7.30%                N/A
             Class 3              9.35%        N/A             N/A               N/A               16.72%
--------------------------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)             10.88%      -2.30%           2.94%             2.00%              21.39%
--------------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date: Class 1 is April 1, 1998; Class 2 is July 9, 2001; and Class 3 is September 30, 2002.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the Index will reflect changes in larger companies more heavily than those of smaller companies.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                           ALLIANCE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                          ALLIANCE GROWTH PORTFOLIO CLASS 1
                                                          ---------------------------------
1995                                                                    43.79%
1996                                                                    29.11%
1997                                                                    31.43%
1998                                                                    52.23%
1999                                                                    33.07%
2000                                                                   -19.47%
2001                                                                   -14.00%
2002                                                                   -31.26%
2003                                                                    25.76%
2004                                                                     7.94%

During the period shown in the bar chart, the highest return for a quarter was 32.57% (quarter ended 12/31/98) and the lowest return for a quarter was -16.67% (quarter ended 03/31/01). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -6.73%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED  PAST ONE   PAST FIVE   PAST TEN        CLASS 2              CLASS 3
DECEMBER 31, 2004)                YEAR       YEARS      YEARS     SINCE INCEPTION(1)   SINCE INCEPTION(1)
---------------------------------------------------------------------------------------------------------
 Alliance Growth
   Portfolio Class 1              7.94%      -8.36%     12.31%             N/A                  N/A
             Class 2              7.74%        N/A        N/A            -2.04%                 N/A
             Class 3              7.65%        N/A        N/A              N/A                13.53%
---------------------------------------------------------------------------------------------------------
 Russell 1000(R) Growth
   Index(2)                       6.30%      -9.29%      9.59%           -1.33%               18.95%
---------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date: Class 2 is July 9, 2001 and Class 3 is September 30, 2002.

(2) The Russell 1000(R) Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                        GOLDMAN SACHS RESEARCH PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                   GOLDMAN SACHS RESEARCH PORTFOLIO CLASS 1
                                                   ----------------------------------------
2001                                                               -25.20%
2002                                                               -28.08%
2003                                                                25.33%
2004                                                                12.92%

During the period shown in the bar chart, the highest return for a quarter was 15.61% (quarter ended 06/30/03) and the lowest return for a quarter was -23.15% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -4.58%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE  PAST ONE        CLASS 1              CLASS 2              CLASS 3
CALENDAR YEAR ENDED DECEMBER 31, 2004)     YEAR     SINCE INCEPTION(1)   SINCE INCEPTION(1)   SINCE INCEPTION(1)
----------------------------------------------------------------------------------------------------------------
 Goldman Sachs Research
   Portfolio Class 1                      12.92%          -6.32%                 N/A                  N/A
             Class 2                      12.98%            N/A                -2.60%                 N/A
             Class 3                      12.84%            N/A                  N/A                19.92%
----------------------------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)                      10.88%          -2.34%                2.00%               21.39%
----------------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date: Class 1 is July 5, 2000; Class 2 is July 9, 2001; and Class 3 is September 30, 2002.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                  MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                         MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO CLASS 1
                                         ---------------------------------------------------
1995                                                            32.10%
1996                                                            15.99%
1997                                                            23.22%
1998                                                            29.28%
1999                                                             5.93%
2000                                                            -0.32%
2001                                                           -16.04%
2002                                                           -21.00%
2003                                                            22.50%
2004                                                            11.85%

During the period shown in the bar chart, the highest return for a quarter was 22.03% (quarter ended 12/31/98) and the lowest return for a quarter was -15.56% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -0.95%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED    PAST ONE   PAST FIVE       PAST TEN            CLASS 2              CLASS 3
DECEMBER 31, 2004)                  YEAR       YEARS          YEARS         SINCE INCEPTION(1)   SINCE INCEPTION(1)
-------------------------------------------------------------------------------------------------------------------
 MFS Massachusetts Investors
   Trust Portfolio Class 1         11.85%      -1.96%          8.88%                N/A                   N/A
                   Class 2         11.70%        N/A            N/A                0.99%                  N/A
                   Class 3         11.52%        N/A            N/A                 N/A                 17.15%
-------------------------------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)               10.88%      -2.30%         12.07%               2.00%                21.39%
-------------------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date: Class 2 is July 9, 2001 and Class 3 is September 30, 2002.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                        PUTNAM GROWTH: VOYAGER PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                   PUTNAM GROWTH: VOYAGER PORTFOLIO CLASS 1
                                                   ----------------------------------------
1995                                                                24.75%
1996                                                                20.37%
1997                                                                32.48%
1998                                                                34.76%
1999                                                                29.71%
2000                                                               -18.06%
2001                                                               -24.16%
2002                                                               -26.41%
2003                                                                23.98%
2004                                                                 5.02%

During the period shown in the bar chart, the highest return for a quarter was 25.28% (quarter ended 12/31/98) and the lowest return for a quarter was -19.65% (quarter ended 03/31/01). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -4.10%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF CALENDAR YEAR ENDED      PAST ONE   PAST FIVE   PAST TEN        CLASS 2              CLASS 3
DECEMBER 31, 2004)                YEAR       YEARS      YEARS     SINCE INCEPTION(1)   SINCE INCEPTION(1)
---------------------------------------------------------------------------------------------------------
 Putnam Growth: Voyager
   Portfolio Class 1              5.02%      -9.85%     7.55%             N/A                  N/A
             Class 2              4.88%        N/A       N/A            -3.77%                 N/A
             Class 3              4.74%        N/A       N/A              N/A                13.90%
---------------------------------------------------------------------------------------------------------
 Russell 1000(R) Growth
   Index(2)                       6.30%      -9.29%     9.59%           -1.33%               18.95%
---------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date: Class 2 is July 9, 2001 and Class 3 is September 30, 2002.

(2) The Russell 1000(R) Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                           BLUE CHIP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                          BLUE CHIP GROWTH PORTFOLIO CLASS 1
                                                          ----------------------------------
2001                                                                   -20.87%
2002                                                                   -29.26%
2003                                                                    25.98%
2004                                                                     5.25%

During the period shown in the bar chart, the highest return for a quarter was 12.86% (quarter ended 12/31/01) and the lowest return for a quarter was -19.10% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -4.21%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED            PAST ONE        CLASS 1              CLASS 2              CLASS 3
DECEMBER 31, 2004)                          YEAR     SINCE INCEPTION(1)   SINCE INCEPTION(1)   SINCE INCEPTION(1)
-----------------------------------------------------------------------------------------------------------------
 Blue Chip Growth Portfolio Class 1         5.25%          -9.22%                 N/A                  N/A
                            Class 2         4.95%            N/A                -3.66%                 N/A
                            Class 3         4.93%            N/A                  N/A                13.95%
-----------------------------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)                       10.88%          -2.34%                2.00%               21.39%
-----------------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date: Class 1 is July 5, 2000; Class 2 is July 9, 2001; and Class 3 is September 30, 2002.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                             REAL ESTATE PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                              REAL ESTATE PORTFOLIO CLASS 1
                                                              -----------------------------
1998                                                                     -15.36%
1999                                                                      -7.42%
2000                                                                      23.80%
2001                                                                       6.00%
2002                                                                       6.26%
2003                                                                      37.91%
2004                                                                      34.57%

During the period shown in the bar chart, the highest return for a quarter was 15.03% (quarter ended 12/31/04) and the lowest return for a quarter was -11.07% (quarter ended 09/30/98). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -7.70%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF
THE CALENDAR YEAR ENDED DECEMBER 31,   PAST ONE   PAST FIVE        CLASS 1              CLASS 2              CLASS 3
2004)                                    YEAR       YEARS     SINCE INCEPTION(1)   SINCE INCEPTION(1)   SINCE INCEPTION(1)
--------------------------------------------------------------------------------------------------------------------------
 Real Estate Portfolio Class 1          34.57%      20.94%          12.22%                 N/A                  N/A
                       Class 2          34.34%        N/A             N/A                21.70%                 N/A
                       Class 3          34.22%        N/A             N/A                  N/A                32.60%
--------------------------------------------------------------------------------------------------------------------------
 Morgan Stanley REIT Index(2)           31.49%      21.67%          12.90%               20.82%               29.88%
--------------------------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date: Class 1 is June 2, 1997; Class 2 is July 9, 2001; and Class 3 is September 30, 2002.

(2) The Morgan Stanley Real Estate Investment Trust (REIT) Index is a capitalization-weighted index with dividends reinvested of mostly actively traded real estate investment trusts and is designed to be a measure of real estate equity performance. The index was developed with a base value of 200 as of December 31, 1994.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                          MFS MID-CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                        MFS MID-CAP GROWTH PORTFOLIO CLASS 1
                                                        ------------------------------------
2000                                                                    9.61%
2001                                                                  -22.62%
2002                                                                  -47.17%
2003                                                                   37.31%
2004                                                                   14.09%

During the period shown in the bar chart, the highest return for a quarter was 26.80% (quarter ended 12/31/01) and the lowest return for a quarter was -35.89% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -6.84%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED  PAST ONE     PAST FIVE          CLASS 1              CLASS 2              CLASS 3
DECEMBER 31, 2004)                YEAR         YEARS       SINCE INCEPTION(1)   SINCE INCEPTION(1)   SINCE INCEPTION(1)
-----------------------------------------------------------------------------------------------------------------------
 MFS Mid-Cap Growth
   Portfolio Class 1             14.09%        -6.83%            2.58%                  N/A                  N/A
             Class 2             13.89%          N/A              N/A                 -8.81%                 N/A
             Class 3             13.78%          N/A              N/A                   N/A                24.71%
-----------------------------------------------------------------------------------------------------------------------
 Russell Midcap(R) Growth
   Index(2)                      15.48%        -3.36%            3.61%                 4.68%               29.80%
-----------------------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date: Class 1 is April 1, 1999; Class 2 is July 9, 2001; and Class 3 is September 30, 2002.

(2) The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                          AGGRESSIVE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                        AGGRESSIVE GROWTH PORTFOLIO CLASS 1
                                                        -----------------------------------
1997                                                                   12.35%
1998                                                                   17.43%
1999                                                                   84.66%
2000                                                                  -15.25%
2001                                                                  -31.70%
2002                                                                  -24.71%
2003                                                                   28.57%
2004                                                                   16.72%

During the period shown in the bar chart, the highest return for a quarter was 53.68% (quarter ended 12/31/99) and the lowest return for a quarter was -27.42% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was 0.10%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED            PAST ONE   PAST FIVE        CLASS 1              CLASS 2              CLASS 3
DECEMBER 31, 2004)                          YEAR       YEARS     SINCE INCEPTION(1)   SINCE INCEPTION(1)   SINCE INCEPTION(1)
-----------------------------------------------------------------------------------------------------------------------------
 Aggressive Growth
   Portfolio Class 1                       16.72%      -8.14%           6.22%                  N/A                  N/A
             Class 2                       16.65%        N/A             N/A                 -0.92%                 N/A
             Class 3                       16.44%        N/A             N/A                   N/A                19.41%
-----------------------------------------------------------------------------------------------------------------------------
 Russell 3000(R) Index(2)                  11.95%      -1.16%           8.79%                 3.13%               22.70%
-----------------------------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date: Class 1 is June 3, 1996; Class 2 is July 9, 2001; and Class 3 is September 30, 2002.

(2) The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                         GROWTH OPPORTUNITIES PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                     GROWTH OPPORTUNITIES PORTFOLIO CLASS 1
                                                     --------------------------------------
2001                                                                -33.17%
2002                                                                -39.83%
2003                                                                 34.93%
2004                                                                  6.26%

During the period shown in the bar chart, the highest return for a quarter was 18.49% (quarter ended 12/31/01) and the lowest return for a quarter was -25.14% (quarter ended 03/31/01). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -1.96%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                PAST ONE        CLASS 1              CLASS 2              CLASS 3
DECEMBER 31, 2004)                              YEAR     SINCE INCEPTION(1)   SINCE INCEPTION(1)   SINCE INCEPTION(1)
---------------------------------------------------------------------------------------------------------------------
 Growth Opportunities Portfolio Class 1         6.26%          -13.87%                 N/A                  N/A
                                Class 2         6.08%             N/A                -6.18%                 N/A
                                Class 3         5.87%             N/A                  N/A                20.28%
---------------------------------------------------------------------------------------------------------------------
 Russell 2000(R) Growth Index(2)               14.31%           -3.95%                4.33%               30.65%
---------------------------------------------------------------------------------------------------------------------
 S&P Mid Cap 400(R) Index(3)                   16.48%            8.44%                9.49%               25.63%
---------------------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date: Class 1 is July 5, 2000; Class 2 is July 9, 2001; and Class 3 is September 30, 2002.

(2) Effective November 1, 2004, the Portfolio selected the Russell 2000(R) Growth Index for performance comparisons. The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The change from the S&P Mid 400(R) Index to the Russell 2000(R) Growth Index was made because the Russell 2000(R) Growth Index is more representative of the Portfolio's investment strategy.

(3) The S&P Mid Cap 400(R) Index consists of 400 domestic stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                            MARSICO GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                           MARSICO GROWTH PORTFOLIO CLASS 1
                                                           --------------------------------
2001                                                                   -13.53%
2002                                                                   -11.24%
2003                                                                    30.20%
2004                                                                    11.24%

During the period shown in the bar chart, the highest return for a quarter was 13.00% (quarter ended 06/30/03) and the lowest return for a quarter was -14.66% (quarter ended 09/30/01). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -4.15%.

--------------------------------------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS                      CLASS 1            CLASS 2              CLASS 3
 (AS OF THE CALENDAR YEAR ENDED       PAST ONE      SINCE              SINCE                SINCE
 DECEMBER 31, 2004)                    YEAR      INCEPTION(1)        INCEPTION(1)        INCEPTION(1)
--------------------------------------------------------------------------------------------------------------
 Marsico Growth Portfolio Class 1      11.24%           2.68%               N/A                  N/A
                          Class 2      11.08%            N/A               6.44%                 N/A
                          Class 3      10.99%            N/A                N/A                15.60%
--------------------------------------------------------------------------------------------------------------
 S&P 500(R) Index(2)                   10.88%          -0.52%              2.00%               21.39%
--------------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date: Class 1 is December 29, 2000; Class 2 is July 9, 2001; and Class 3 is September 30, 2002.

(2) The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                              TECHNOLOGY PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                              TECHNOLOGY PORTFOLIO CLASS 1
                                                              ----------------------------
2001                                                                    -47.63%
2002                                                                    -49.29%
2003                                                                     50.84%
2004                                                                     -2.59%

During the period shown in the bar chart, the highest return for a quarter was 40.64% (quarter ended 12/31/01) and the lowest return for a quarter was -45.25% (quarter ended 03/31/01). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -9.13%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED       PAST ONE         CLASS 1               CLASS 2               CLASS 3
DECEMBER 31, 2003)                     YEAR      SINCE INCEPTION(1)    SINCE INCEPTION(1)    SINCE INCEPTION(1)
---------------------------------------------------------------------------------------------------------------
 Technology Portfolio Class 1         -2.59%           -25.73%                  N/A                  N/A
                      Class 2         -2.60%              N/A                -11.69%                 N/A
                      Class 3         -2.97%              N/A                   N/A                26.73%
---------------------------------------------------------------------------------------------------------------
 Nasdaq(R) Composite Index(2)          9.15%           -11.63%                 2.53%               32.28%
---------------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date: Class 1 is July 5, 2000; Class 2 is July 9, 2001; and Class 3 is September 30, 2002.

(2) The Nasdaq(R) Composite Index includes over 4,000 companies and measures all Nasdaq domestic and international based common type stocks on The Nasdaq Stock Market.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                        SMALL & MID CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 2)*

                                  (BAR CHART)

                                                     SMALL & MID CAP VALUE PORTFOLIO CLASS 2
                                                     ---------------------------------------
2003                                                                 36.52%
2004                                                                 17.90%

During the period shown in the bar chart, the highest return for a quarter was 19.72% (quarter ended 06/30/03) and the lowest return for a quarter was -7.28% (quarter ended 03/31/03). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -1.91%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED                  PAST ONE         CLASS 2               CLASS 3
DECEMBER 31, 2004)                                YEAR      SINCE INCEPTION(1)    SINCE INCEPTION(1)
----------------------------------------------------------------------------------------------------
 Small & Mid Cap Value Portfolio Class 2         17.90%           22.65%                  N/A
                                    Class 3      17.80%             N/A                 28.90%
----------------------------------------------------------------------------------------------------
 Russell 2500(TM) Index(2)                       18.29%           25.15%                30.96%
----------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date: Class 2 is August 1, 2002 and Class 3 is September 30,
      2002.

(2) The Russell 2500(TM) Index measures the performance of the 2,500 smallest companies in the Russell 3000(R) Index, which represents approximately 17% of the total market capitalization of the Russell 3000(R) Index.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                   INTERNATIONAL GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                 INTERNATIONAL GROWTH AND INCOME PORTFOLIO
                                                                  CLASS 1
                                                 -----------------------------------------
1998                                                               10.83%
1999                                                               24.18%
2000                                                                1.16%
2001                                                              -22.24%
2002                                                              -20.89%
2003                                                               36.85%
2004                                                               20.98%

During the period shown in the bar chart, the highest return for a quarter was 18.57% (quarter ended 06/30/03) and the lowest return for a quarter was -23.49% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -1.09%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED          PAST ONE   PAST FIVE        CLASS 1              CLASS 2              CLASS 3
DECEMBER 31, 2004)                        YEAR       YEARS     SINCE INCEPTION(1)   SINCE INCEPTION(1)   SINCE INCEPTION(1)
---------------------------------------------------------------------------------------------------------------------------
 International Growth and Income
   Portfolio Class 1                     20.90%       0.59%          5.55%                  N/A                  N/A
             Class 2                     20.69%        N/A            N/A                  6.35%                 N/A
             Class 3                     20.61%        N/A            N/A                   N/A                26.12%
---------------------------------------------------------------------------------------------------------------------------
 MSCI EAFE(R) Index(2)                   20.25%      -1.13%          4.43%                 8.67%               29.00%
---------------------------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date: Class 1 is June 2, 1997; Class 2 is July 9, 2001; and Class 3 is September 30, 2002.

(2) The Morgan Stanley Capital International (MSCI) EAFE(R) Index (Europe, Australasia, and Far East) represents the foreign stocks of 21 countries in Europe, Australasia and the Far East.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                           GLOBAL EQUITIES PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                           GLOBAL EQUITIES PORTFOLIO CLASS 1
                                                           ---------------------------------
1995                                                                     19.16%
1996                                                                     14.18%
1997                                                                     15.06%
1998                                                                     22.86%
1999                                                                     30.94%
2000                                                                    -17.26%
2001                                                                    -18.11%
2002                                                                    -26.79%
2003                                                                     26.54%
2004                                                                     11.86%

During the period shown in the bar chart, the highest return for a quarter was 25.50% (quarter ended 12/31/98) and the lowest return for a quarter was -20.67% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -2.60%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF
THE CALENDAR YEAR ENDED DECEMBER     PAST ONE    PAST FIVE    PAST TEN         CLASS 2               CLASS 3
31, 2004)                              YEAR        YEARS       YEARS      SINCE INCEPTION(1)    SINCE INCEPTION(1)
------------------------------------------------------------------------------------------------------------------
 Global Equities Portfolio Class 1    11.86%       -6.83%      5.87%             N/A                    N/A
                           Class 2    11.76%         N/A        N/A             0.25%                   N/A
                           Class 3    11.58%         N/A        N/A              N/A                  19.07%
------------------------------------------------------------------------------------------------------------------
 MSCI World Index(SM)(2)              14.72%       -2.45%      8.09%            4.57%                 24.70%
------------------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)  Inception date: Class 2 is July 9, 2001 and Class 3 is September 30, 2002.

(2) The Morgan Stanley Capital International (MSCI) World Index(SM) measures the performance of companies representative of the market structure of 23 developed market countries in North America, Europe and Asia/Pacific regions.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                  INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO
                                                                  CLASS 1
                                                --------------------------------------------
1995                                                               10.34%
1996                                                                9.31%
1997                                                                6.37%
1998                                                               18.53%
1999                                                               24.59%
2000                                                              -18.32%
2001                                                              -24.02%
2002                                                              -28.48%
2003                                                               31.88%
2004                                                               16.44%

During the period shown in the bar chart, the highest return for a quarter was 17.56% (quarter ended 12/31/99) and the lowest return for a quarter was -26.49% (quarter ended 09/30/02). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was -1.28%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE  PAST ONE   PAST FIVE   PAST TEN        CLASS 2              CLASS 3
CALENDAR YEAR ENDED DECEMBER 31, 2004)     YEAR       YEARS      YEARS     SINCE INCEPTION(1)   SINCE INCEPTION(1)
------------------------------------------------------------------------------------------------------------------
 International Diversified Equities
   Portfolio Class 1                      16.44%      -7.38%     2.59%            N/A                   N/A
             Class 2                      16.22%        N/A       N/A            0.11%                  N/A
             Class 3                      16.30%        N/A       N/A             N/A                 20.11%
------------------------------------------------------------------------------------------------------------------
 MSCI EAFE(R) Index(2)                    20.25%      -1.13%     5.62%           8.67%                29.00%
------------------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date: Class 2 is July 9, 2001 and Class 3 is September 30, 2002.

(2) The Morgan Stanley Capital International (MSCI) EAFE(R) Index (Europe, Australasia, and Far East) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                           EMERGING MARKETS PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 1)*

                                  (BAR CHART)

                                                         EMERGING MARKETS PORTFOLIO CLASS 1
                                                         ----------------------------------
1998                                                                  -24.27%
1999                                                                   77.45%
2000                                                                  -36.38%
2001                                                                   -1.76%
2002                                                                   -7.14%
2003                                                                   52.61%
2004                                                                   24.52%

During the period shown in the bar chart, the highest return for a quarter was 38.80% (quarter ended 12/31/99) and the lowest return for a quarter was -22.17% (quarter ended 09/30/98). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was 2.26%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED  PAST ONE   PAST FIVE        CLASS 1              CLASS 2              CLASS 3
DECEMBER 31, 2004)                YEAR       YEARS     SINCE INCEPTION(1)   SINCE INCEPTION(1)   SINCE INCEPTION(1)
-------------------------------------------------------------------------------------------------------------------
 Emerging Markets Portfolio
   Class 1                       24.52%      1.98%           2.84%                  N/A                  N/A
   Class 2                       24.43%       N/A             N/A                 18.13%                 N/A
   Class 3                       24.34%       N/A             N/A                   N/A                36.92%
-------------------------------------------------------------------------------------------------------------------
 MSCI Emerging Markets Free
   Index(SM)(2)                  25.95%      4.59%           2.79%                20.54%               40.96%
-------------------------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1) Inception date: Class 1 is June 2, 1997; Class 2 is July 9, 2001; and Class 3 is September 30, 2002.

(2) The Morgan Stanley Capital International (MSCI) Emerging Markets Free Index(SM) measures the performance of companies representative of the market structure of 26 emerging market countries in Europe, Latin America, and the Pacific basin. The MSCI Emerging Markets Free Index excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                            FOREIGN VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                   (CLASS 2)*

                                  (BAR CHART)

                                                             FOREIGN VALUE PORTFOLIO CLASS 1
                                                             -------------------------------
2003                                                                      34.59%
2004                                                                      19.95%

During the period shown in the chart, the highest return for a quarter was 20.36% (quarter ended 06/30/03) and the lowest return for a quarter was -10.39% (quarter ended 03/31/03). As of the most recent calendar quarter ended 03/31/05, the year-to-date return was 0.34%.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF             PAST ONE         CLASS 2               CLASS 3
THE CALENDAR YEAR ENDED DECEMBER 31, 2004)        YEAR      SINCE INCEPTION(1)    SINCE INCEPTION(1)
----------------------------------------------------------------------------------------------------
 Foreign Value Portfolio  Class 2                19.85%           19.14%                  N/A
                          Class 3                19.82%             N/A                 25.11%
----------------------------------------------------------------------------------------------------
 MSCI EAFE(R) Index(2)                           20.25%           22.30%                29.00%
----------------------------------------------------------------------------------------------------

* Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.

(1)   Inception date: Class 2 is August 1, 2002 and Class 3 is September 30,
      2002.

(2) The Morgan Stanley Capital International (MSCI) EAFE(R) Index (Europe, Australasia and Far East) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                                EXPENSE SUMMARY
--------------------------------------------------------------------------------

The table below describes the fees and expenses you may pay if you remain invested in each Portfolio. Each Portfolio's annual operating expenses do not reflect the separate account fees charged in the Variable Contracts, as defined herein, in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)

                                                    CASH MANAGEMENT               CORPORATE BOND
                                                       PORTFOLIO                     PORTFOLIO
                                              ---------------------------   ---------------------------
                                              CLASS 1   CLASS 2   CLASS 3   CLASS 1   CLASS 2   CLASS 3
                                              ---------------------------   ---------------------------
Management Fees                                0.50%     0.50%     0.50%     0.56%     0.56%     0.56%
Distribution and/or Service (12b-1) Fees(1)    0.00%     0.15%     0.25%     0.00%     0.15%     0.25%
Other Expenses                                 0.06%     0.06%     0.06%     0.07%     0.07%     0.08%
Total Annual Portfolio Operating Expenses(1)   0.56%     0.71%     0.81%     0.63%     0.78%     0.89%

                                                      GLOBAL BOND                 HIGH-YIELD BOND
                                                       PORTFOLIO                     PORTFOLIO
                                              ---------------------------   ---------------------------
                                              CLASS 1   CLASS 2   CLASS 3   CLASS 1   CLASS 2   CLASS 3
                                              ---------------------------   ---------------------------
Management Fees                                0.69%     0.69%     0.69%     0.61%     0.61%     0.61%
Distribution and/or Service (12b-1) Fees(1)    0.00%     0.15%     0.25%     0.00%     0.15%     0.25%
Other Expenses                                 0.14%     0.14%     0.15%     0.11%     0.11%     0.11%
Total Annual Portfolio Operating Expenses(1)   0.83%     0.98%     1.09%     0.72%     0.87%     0.97%

                                                 WORLDWIDE HIGH INCOME          SUNAMERICA BALANCED
                                                       PORTFOLIO                     PORTFOLIO
                                              ---------------------------   ---------------------------
                                              CLASS 1   CLASS 2   CLASS 3   CLASS 1   CLASS 2   CLASS 3
                                              ---------------------------   ---------------------------
Management Fees                                0.98%     0.98%     0.98%     0.63%     0.63%     0.63%
Distribution and/or Service (12b-1) Fees(1)    0.00%     0.15%     0.25%     0.00%     0.15%     0.25%
Other Expenses                                 0.15%     0.15%     0.15%     0.09%     0.09%     0.10%
Total Annual Portfolio Operating Expenses(1)   1.13%     1.28%     1.38%     0.72%     0.87%     0.98%

                                                   MFS TOTAL RETURN               TELECOM UTILITY
                                                       PORTFOLIO                     PORTFOLIO
                                              ---------------------------   ---------------------------
                                              CLASS 1   CLASS 2   CLASS 3   CLASS 1   CLASS 2   CLASS 3
                                              ---------------------------   ---------------------------
Management Fees                                0.65%     0.65%     0.65%     0.75%     0.75%     0.75%
Distribution and/or Service (12b-1) Fees(1)    0.02%     0.17%     0.27%     0.01%     0.16%     0.26%
Other Expenses                                 0.07%     0.07%     0.07%     0.21%     0.21%     0.21%
Total Annual Portfolio Operating Expenses(1)   0.74%     0.89%     0.99%     0.97%     1.12%     1.22%

                                                     GROWTH-INCOME              FEDERATED AMERICAN
                                                       PORTFOLIO                 LEADERS PORTFOLIO
                                              ---------------------------   ---------------------------
                                              CLASS 1   CLASS 2   CLASS 3   CLASS 1   CLASS 2   CLASS 3
                                              ---------------------------   ---------------------------
Management Fees                                0.55%     0.55%     0.55%     0.69%     0.69%     0.69%
Distribution and/or Service (12b-1) Fees(1)    0.03%     0.18%     0.28%     0.04%     0.19%     0.30%
Other Expenses                                 0.06%     0.06%     0.06%     0.07%     0.07%     0.07%
Total Annual Portfolio Operating Expenses(1)   0.64%     0.79%     0.89%     0.80%     0.95%     1.06%

                                                  DAVIS VENTURE VALUE          "DOGS" OF WALL STREET
                                                       PORTFOLIO                     PORTFOLIO
                                              ---------------------------   ---------------------------
                                              CLASS 1   CLASS 2   CLASS 3   CLASS 1   CLASS 2   CLASS 3
                                              ---------------------------   ---------------------------
Management Fees                                0.71%     0.71%     0.71%     0.60%     0.60%     0.60%
Distribution and/or Service (12b-1) Fees(1)    0.00%     0.15%     0.26%     0.00%     0.15%     0.25%
Other Expenses                                 0.08%     0.08%     0.07%     0.11%     0.11%     0.11%
Total Annual Portfolio Operating Expenses(1)   0.79%     0.94%     1.04%     0.71%     0.86%     0.96%

                                                    ALLIANCE GROWTH           GOLDMAN SACHS RESEARCH
                                                       PORTFOLIO                   PORTFOLIO(2)
                                              ---------------------------   ---------------------------
                                              CLASS 1   CLASS 2   CLASS 3   CLASS 1   CLASS 2   CLASS 3
                                              ---------------------------   ---------------------------
Management Fees                                0.61%     0.61%     0.61%     1.17%     1.17%     1.17%
Distribution and/or Service (12b-1) Fees(1)    0.03%     0.18%     0.28%     0.01%     0.16%     0.26%
Other Expenses                                 0.06%     0.06%     0.06%     0.34%     0.34%     0.34%
Total Annual Portfolio Operating Expenses(1)   0.70%     0.85%     0.95%     1.52%     1.67%     1.77%

                                                   MFS MASSACHUSETTS          PUTNAM GROWTH: VOYAGER
                                               INVESTORS TRUST PORTFOLIO             PORTFOLIO
                                              ---------------------------   ---------------------------
                                              CLASS 1   CLASS 2   CLASS 3   CLASS 1   CLASS 2   CLASS 3
                                              ---------------------------   ---------------------------
Management Fees                                0.70%     0.70%     0.70%     0.83%     0.83%     0.83%
Distribution and/or Service (12b-1) Fees(1)    0.02%     0.17%     0.27%     0.02%     0.17%     0.27%
Other Expenses                                 0.08%     0.08%     0.09%     0.08%     0.08%     0.08%
Total Annual Portfolio Operating Expenses(1)   0.80%     0.95%     1.06%     0.93%     1.08%     1.18%

                                                   BLUE CHIP GROWTH                 REAL ESTATE
                                                     PORTFOLIO(2)                    PORTFOLIO
                                              ---------------------------   ---------------------------
                                              CLASS 1   CLASS 2   CLASS 3   CLASS 1   CLASS 2   CLASS 3
                                              ---------------------------   ---------------------------
Management Fees                                0.70%     0.70%     0.70%     0.78%     0.78%     0.78%
Distribution and/or Service (12b-1) Fees(1)    0.00%     0.15%     0.25%     0.00%     0.15%     0.25%
Other Expenses                                 0.22%     0.22%     0.22%     0.08%     0.08%     0.09%
Total Annual Portfolio Operating Expenses(1)   0.92%     1.07%     1.17%     0.86%     1.01%     1.12%

                                                  MFS MID-CAP GROWTH             AGGRESSIVE GROWTH
                                                       PORTFOLIO                     PORTFOLIO
                                              ---------------------------   ---------------------------
                                              CLASS 1   CLASS 2   CLASS 3   CLASS 1   CLASS 2   CLASS 3
                                              ---------------------------   ---------------------------
Management Fees                                0.75%     0.75%     0.75%     0.71%     0.71%     0.71%
Distribution and/or Service (12b-1) Fees(1)    0.02%     0.17%     0.27%     0.00%     0.15%     0.25%
Other Expenses                                 0.07%     0.07%     0.07%     0.09%     0.09%     0.09%
Total Annual Portfolio Operating Expenses(1)   0.84%     0.99%     1.09%     0.80%     0.95%     1.05%

                                                 GROWTH OPPORTUNITIES             MARSICO GROWTH
                                                     PORTFOLIO(2)                    PORTFOLIO
                                              ---------------------------   ---------------------------
                                              CLASS 1   CLASS 2   CLASS 3   CLASS 1   CLASS 2   CLASS 3
                                              ---------------------------   ---------------------------
Management Fees                                0.75%     0.75%     0.75%     0.85%     0.85%     0.85%
Distribution and/or Service (12b-1) Fees(1)    0.00%     0.15%     0.26%     0.01%     0.16%     0.26%
Other Expenses                                 0.30%     0.31%     0.31%     0.11%     0.11%     0.11%
Total Annual Portfolio Operating Expenses(1)   1.05%     1.21%     1.32%     0.97%     1.12%     1.22%

                                                      TECHNOLOGY               SMALL & MID CAP VALUE
                                                       PORTFOLIO                     PORTFOLIO
                                              ---------------------------   ---------------------------
                                              CLASS 1   CLASS 2   CLASS 3   CLASS 1   CLASS 2   CLASS 3
                                              ---------------------------   ---------------------------
Management Fees                                1.19%     1.19%     1.19%      N/A      1.00%     1.00%
Distribution and/or Service (12b-1) Fees(1)    0.13%     0.30%     0.41%      N/A      0.19%     0.29%
Other Expenses                                 0.18%     0.19%     0.19%      N/A      0.14%     0.12%
Total Annual Portfolio Operating Expenses(1)   1.50%     1.68%     1.79%      N/A      1.33%     1.41%

SunAmerica Series Trust

                                               INTERNATIONAL GROWTH AND           GLOBAL EQUITIES
                                                   INCOME PORTFOLIO                  PORTFOLIO
                                              ---------------------------   ---------------------------
                                              CLASS 1   CLASS 2   CLASS 3   CLASS 1   CLASS 2   CLASS 3
                                              ---------------------------   ---------------------------
Management Fees                                0.95%     0.95%     0.95%     0.78%     0.78%     0.78%
Distribution and/or Service (12b-1) Fees(1)    0.02%     0.17%     0.27%     0.03%     0.18%     0.27%
Other Expenses                                 0.27%     0.27%     0.26%     0.17%     0.17%     0.18%
Total Annual Portfolio Operating Expenses(1)   1.24%     1.39%     1.48%     0.98%     1.13%     1.23%

                                               INTERNATIONAL DIVERSIFIED         EMERGING MARKETS
                                                  EQUITIES PORTFOLIO                 PORTFOLIO
                                              ---------------------------   ---------------------------
                                              CLASS 1   CLASS 2   CLASS 3   CLASS 1   CLASS 2   CLASS 3
                                              ---------------------------   ---------------------------
Management Fees                                1.00%     1.00%     1.00%     1.25%     1.25%     1.25%
Distribution and/or Service (12b-1) Fees(1)    0.00%     0.15%     0.25%     0.03%     0.18%     0.28%
Other Expenses                                 0.25%     0.25%     0.25%     0.32%     0.32%     0.32%
Total Annual Portfolio Operating Expenses(1)   1.25%     1.40%     1.50%     1.60%     1.75%     1.85%

                                                FOREIGN VALUE PORTFOLIO
                                              ---------------------------
                                              CLASS 1   CLASS 2   CLASS 3
                                              ---------------------------
Management Fees                                 N/A      0.91%     0.91%
Distribution and/or Service (12b-1) Fees(1)     N/A      0.16%     0.26%
Other Expenses                                  N/A      0.27%     0.26%
Total Annual Portfolio Operating Expenses(1)    N/A      1.34%     1.43%


Management Fees
Distribution and/or Service (12b-1) Fees(1)
Other Expenses
Total Annual Portfolio Operating Expenses(1)

---------------

(1) Through expense offset arrangements resulting from broker commission recapture, a portion of the portfolio's distribution and/or service fees and other expenses have been reduced. For the period February 1, 2004 to November 30, 2004, broker commission recapture amounts received by certain Portfolios were used to offset the Portfolio's distribution fees. For the period December 1, 2004 to January 31, 2005, broker commission recapture amounts received by certain Portfolios were used to offset the Portfolio's other expenses. "Distribution and/or Service (12b-1) Fees" and "Other Expenses" do not take into account these expense reductions and are therefore higher than the actual distribution fees and other expenses of the Portfolio. Had the expense reductions been taken into account, "Total Annual Portfolio Operating Expenses" for Class 1, Class 2 and Class 3 would have been as follows:

                                                 CLASS 1       CLASS 2       CLASS 3
                                                 -----------------------------------
SunAmerica Balanced Portfolio*                    0.72%         0.87%         0.98%
MFS Total Return Portfolio                        0.72%         0.87%         0.97%
Telecom Utility Portfolio                         0.96%         1.11%         1.21%
Growth-Income Portfolio                           0.61%         0.76%         0.86%
Federated American Leaders Portfolio              0.76%         0.91%         1.01%
Davis Venture Value Portfolio                     0.79%         0.94%         1.03%
Alliance Growth Portfolio                         0.67%         0.82%         0.92%
Goldman Sachs Research Portfolio                  1.34%         1.49%         1.59%
MFS Massachusetts Investors Trust
  Portfolio                                       0.78%         0.93%         1.04%
Putnam Growth: Voyager Portfolio                  0.91%         1.06%         1.16%
Blue Chip Growth Portfolio*                       0.85%         1.00%         1.10%
Real Estate Portfolio*                            0.86%         1.01%         1.12%
MFS Mid-Cap Growth Portfolio                      0.82%         0.97%         1.07%
Aggressive Growth Portfolio*                      0.80%         0.95%         1.05%
Growth Opportunities Portfolio                    1.00%         1.15%         1.24%
Marsico Growth Portfolio                          0.96%         1.11%         1.21%
Technology Portfolio                              1.37%         1.53%         1.63%
Small & Mid Cap Value Portfolio                    N/A          1.29%         1.37%
International Growth and Income Portfolio         1.22%         1.37%         1.46%
Global Equities Portfolio                         0.95%         1.10%         1.21%
International Diversified Equities
  Portfolio*                                      1.25%         1.40%         1.50%
Emerging Markets Portfolio                        1.57%         1.72%         1.82%
Foreign Value Portfolio                            N/A          1.33%         1.42%

---------------

* The amount by which brokerage commission recapture amounts reduced Portfolio expenses was less than 0.01%.

(2) The Adviser is voluntarily waiving fees and/or reimbursing expenses so that the total net expense ratios for the following Portfolios do not exceed the amounts set forth below:

                                            CLASS 1       CLASS 2       CLASS 3
                                            -----------------------------------
Goldman Sachs Research Portfolio             1.35%         1.50%         1.60%
Blue Chip Growth Portfolio                   0.85%         1.00%         1.10%
Growth Opportunities Portfolio               1.00%         1.15%         1.25%

 These waivers and reimbursements are voluntary and may be terminated at any time.

                                                         SunAmerica Series Trust

EXAMPLE

This Example is intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year, reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the gross expenses shown in the fee table, your costs would be:

                                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                            ------   -------   -------   --------
Cash Management Portfolio
  (Class 1 shares)........................................   $ 57     $179     $  313     $  701
  (Class 2 shares)........................................     73      227        395        883
  (Class 3 shares)........................................     83      259        450      1,002
Corporate Bond Portfolio
  (Class 1 shares)........................................     64      202        351        786
  (Class 2 shares)........................................     80      249        433        966
  (Class 3 shares)........................................     91      284        493      1,096
Global Bond Portfolio
  (Class 1 shares)........................................     85      265        460      1,025
  (Class 2 shares)........................................    100      312        542      1,201
  (Class 3 shares)........................................    111      347        601      1,329
High-Yield Bond Portfolio
  (Class 1 shares)........................................     74      230        401        894
  (Class 2 shares)........................................     89      278        482      1,073
  (Class 3 shares)........................................     99      309        536      1,190
Worldwide High Income Portfolio
  (Class 1 shares)........................................    115      359        622      1,375
  (Class 2 shares)........................................    130      406        702      1,545
  (Class 3 shares)........................................    141      437        755      1,657
SunAmerica Balanced Portfolio*
  (Class 1 shares)........................................     74      230        401        894
  (Class 2 shares)........................................     89      278        482      1,073
  (Class 3 shares)........................................    100      312        542      1,201
MFS Total Return Portfolio*
  (Class 1 shares)........................................     76      237        411        918
  (Class 2 shares)........................................     91      284        493      1,096
  (Class 3 shares)........................................    101      315        547      1,213
Telecom Utility Portfolio*
  (Class 1 shares)........................................     99      309        536      1,190
  (Class 2 shares)........................................    114      356        617      1,363
  (Class 3 shares)........................................    124      387        670      1,477
Growth-Income Portfolio*
  (Class 1 shares)........................................     65      205        357        798
  (Class 2 shares)........................................     81      252        439        978
  (Class 3 shares)........................................     91      284        493      1,096

SunAmerica Series Trust

                                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                            ------   -------   -------   --------
Federated American Leaders Portfolio*
  (Class 1 shares)........................................   $ 82     $255     $  444     $  990
  (Class 2 shares)........................................     97      303        525      1,166
  (Class 3 shares)........................................    108      337        585      1,294
Davis Venture Value Portfolio*
  (Class 1 shares)........................................     81      252        439        978
  (Class 2 shares)........................................     96      300        520      1,155
  (Class 3 shares)........................................    106      331        574      1,271
"Dogs" of Wall Street Portfolio
  (Class 1 shares)........................................     73      227        395        883
  (Class 2 shares)........................................     88      274        477      1,061
  (Class 3 shares)........................................     98      306        531      1,178
Alliance Growth Portfolio*
  (Class 1 shares)........................................     72      224        390        871
  (Class 2 shares)........................................     87      271        471      1,049
  (Class 3 shares)........................................     97      303        525      1,166
Goldman Sachs Research Portfolio*
  (Class 1 shares)........................................    155      480        829      1,813
  (Class 2 shares)........................................    170      526        907      1,976
  (Class 3 shares)........................................    180      557        959      2,084
MFS Massachusetts Investors Trust Portfolio*
  (Class 1 shares)........................................     82      255        444        990
  (Class 2 shares)........................................     97      303        525      1,166
  (Class 3 shares)........................................    108      337        585      1,294
Putnam Growth: Voyager Portfolio*
  (Class 1 shares)........................................     95      296        515      1,143
  (Class 2 shares)........................................    110      343        595      1,317
  (Class 3 shares)........................................    120      375        649      1,432
Blue Chip Growth Portfolio*
  (Class 1 shares)........................................     94      293        509      1,131
  (Class 2 shares)........................................    109      340        590      1,306
  (Class 3 shares)........................................    119      372        644      1,420
Real Estate Portfolio*
  (Class 1 shares)........................................     88      274        477      1,061
  (Class 2 shares)........................................    103      322        558      1,236
  (Class 3 shares)........................................    114      356        617      1,363
MFS Mid-Cap Growth Portfolio*
  (Class 1 shares)........................................     86      268        466      1,037
  (Class 2 shares)........................................    101      315        547      1,213
  (Class 3 shares)........................................    111      347        601      1,329
Aggressive Growth Portfolio*
  (Class 1 shares)........................................     82      255        444        990
  (Class 2 shares)........................................     97      303        525      1,166
  (Class 3 shares)........................................    107      334        579      1,283
Growth Opportunities Portfolio*
  (Class 1 shares)........................................    107      334        579      1,283
  (Class 2 shares)........................................    123      384        665      1,466
  (Class 3 shares)........................................    134      418        723      1,590

                                                         SunAmerica Series Trust

                                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                            ------   -------   -------   --------
Marsico Growth Portfolio*
  (Class 1 shares)........................................   $ 99     $309     $  536     $1,190
  (Class 2 shares)........................................    114      356        617      1,363
  (Class 3 shares)........................................    124      387        670      1,477
Technology Portfolio*
  (Class 1 shares)........................................    153      474        818      1,791
  (Class 2 shares)........................................    171      530        913      1,987
  (Class 3 shares)........................................    182      563        970      2,105
Small & Mid Cap Value Portfolio*
  (Class 1 shares)........................................    N/A      N/A        N/A        N/A
  (Class 2 shares)........................................    135      421        729      1,601
  (Class 3 shares)........................................    144      446        771      1,691
International Growth and Income Portfolio*
  (Class 1 shares)........................................    126      393        681      1,500
  (Class 2 shares)........................................    142      440        761      1,669
  (Class 3 shares)........................................    151      468        808      1,768
Global Equities Portfolio*
  (Class 1 shares)........................................    100      312        542      1,201
  (Class 2 shares)........................................    115      359        622      1,375
  (Class 3 shares)........................................    125      390        676      1,489
International Diversified Equities Portfolio*
  (Class 1 shares)........................................    127      397        686      1,511
  (Class 2 shares)........................................    143      443        766      1,680
  (Class 3 shares)........................................    153      474        818      1,791
Emerging Markets Portfolio*
  (Class 1 shares)........................................    163      505        871      1,900
  (Class 2 shares)........................................    178      551        949      2,062
  (Class 3 shares)........................................    188      582      1,001      2,169
Foreign Value Portfolio*
  (Class 1 shares)........................................    N/A      N/A        N/A        N/A
  (Class 2 shares)........................................    136      425        734      1,613
  (Class 3 shares)........................................    146      452        782      1,713

---------------

* The Example does not take into account voluntary fee waivers and/or expense reimbursements by the Adviser and expense reductions resulting from brokerage commission recapture amounts. The fee waivers and/or expense reimbursements will continue indefinitely, but may be terminated at any time.

SunAmerica Series Trust

The following are your costs after these fee waivers and/or expense reimbursements and expense reductions.

                                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                            ------   -------   -------   --------
SunAmerica Balanced Portfolio*
  (Class 1 shares)........................................   $ 74     $230      $401      $  894
  (Class 2 shares)........................................     89      278       482       1,073
  (Class 3 shares)........................................    100      312       542       1,201
MFS Total Return Portfolio
  (Class 1 shares)........................................     74      230       401         894
  (Class 2 shares)........................................     89      278       482       1,073
  (Class 3 shares)........................................     99      309       536       1,190
Telecom Utility Portfolio
  (Class 1 shares)........................................     98      306       531       1,178
  (Class 2 shares)........................................    113      353       612       1,352
  (Class 3 shares)........................................    123      384       665       1,466
Growth-Income Portfolio
  (Class 1 shares)........................................     62      195       340         762
  (Class 2 shares)........................................     78      243       422         942
  (Class 3 shares)........................................     88      274       477       1,061
Federated American Leaders Portfolio
  (Class 1 shares)........................................     78      243       422         942
  (Class 2 shares)........................................     93      290       504       1,120
  (Class 3 shares)........................................    103      322       558       1,236
Davis Venture Value Portfolio
  (Class 1 shares)........................................     81      252       439         978
  (Class 2 shares)........................................     96      300       520       1,155
  (Class 3 shares)........................................    105      328       569       1,259
Alliance Growth Portfolio
  (Class 1 shares)........................................     68      214       373         835
  (Class 2 shares)........................................     84      262       455       1,014
  (Class 3 shares)........................................     94      293       509       1,131
Goldman Sachs Research Portfolio
  (Class 1 shares)........................................    136      425       734       1,613
  (Class 2 shares)........................................    152      471       813       1,779
  (Class 3 shares)........................................    162      502       866         889
MFS Massachusetts Investors Trust Portfolio
  (Class 1 shares)........................................     80      249       433         966
  (Class 2 shares)........................................     95      296       515       1,143
  (Class 3 shares)........................................    106      331       574       1,271
Putnam Growth: Voyager Portfolio
  (Class 1 shares)........................................     93      290       504       1,120
  (Class 2 shares)........................................    108      337       585       1,294
  (Class 3 shares)........................................    118      368       638       1,409
Blue Chip Growth Portfolio
  (Class 1 shares)........................................     87      271       471       1,049
  (Class 2 shares)........................................    102      318       552       1,225
  (Class 3 shares)........................................    112      350       606       1,340
Real Estate Portfolio*
  (Class 1 shares)........................................     88      274       477       1,061
  (Class 2 shares)........................................    103      322       558       1,236
  (Class 3 shares)........................................    114      356       617       1,363
MFS Mid-Cap Growth Portfolio
  (Class 1 shares)........................................     84      262       455       1,014
  (Class 2 shares)........................................     99      309       536       1,190
  (Class 3 shares)........................................    109      340       590       1,306

                                                         SunAmerica Series Trust

                                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                            ------   -------   -------   --------
Aggressive Growth Portfolio*
  (Class 1 shares)........................................   $ 82     $255      $444      $  990
  (Class 2 shares)........................................     97      303       525       1,166
  (Class 3 shares)........................................    107      334       579       1,283
Growth Opportunities Portfolio
  (Class 1 shares)........................................    102      318       552       1,225
  (Class 2 shares)........................................    117      365       633       1,398
  (Class 3 shares)........................................    126      393       681       1,500
Marsico Growth Portfolio
  (Class 1 shares)........................................     98      306       531       1,178
  (Class 2 shares)........................................    113      353       612       1,352
  (Class 3 shares)........................................    123      384       665       1,466
Technology Portfolio
  (Class 1 shares)........................................    139      434       750       1,646
  (Class 2 shares)........................................    156      483       834       1,824
  (Class 3 shares)........................................    166      514       887       1,933
Small & Mid Cap Value Portfolio
  (Class 1 shares)........................................    N/A      N/A       N/A         N/A
  (Class 2 shares)........................................    131      409       708       1,556
  (Class 3 shares)........................................    139      434       750       1,646
International Growth and Income Portfolio
  (Class 1 shares)........................................    124      387       670       1,477
  (Class 2 shares)........................................    139      434       750       1,646
  (Class 3 shares)........................................    149      462       797       1,746
Global Equities Portfolio
  (Class 1 shares)........................................     97      303       525       1,166
  (Class 2 shares)........................................    112      350       606       1,340
  (Class 3 shares)........................................    123      384       665       1,466
International Diversified Equities Portfolio*
  (Class 1 shares)........................................    127      397       686       1,511
  (Class 2 shares)........................................    143      443       766       1,680
  (Class 3 shares)........................................    153      474       818       1,791
Emerging Markets Portfolio
  (Class 1 shares)........................................    160      496       855       1,867
  (Class 2 shares)........................................    175      542       933       2,030
  (Class 3 shares)........................................    185      573       985       2,137
Foreign Value Portfolio
  (Class 1 shares)........................................    N/A      N/A       N/A         N/A
  (Class 2 shares)........................................    135      421       729       1,601
  (Class 3 shares)........................................    145      449       776       1,702

---------------

* The amount of the voluntary fee waiver and/or expense reimbursements by the Adviser was less than $1.00.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                              ACCOUNT INFORMATION
--------------------------------------------------------------------------------

Shares of the Portfolios are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts") offered by life insurance companies affiliated with AIG SunAmerica Asset Management Corp. ("SAAMCo" or the "Adviser"), the Trust's investment adviser and manager. The term "Manager" as used in this Prospectus means either SAAMCo or other registered investment advisers that serve as subadvisers to the Trust, as the case may be. All shares of the Trust are owned by "Separate Accounts" of the life insurance companies. If you would like to invest in a Portfolio, you must purchase a Variable Contract from one of the life insurance companies. The Trust offers these classes of shares: Class 1, Class 2 and Class 3 shares. This Prospectus offers all three classes of shares. Certain classes of shares are offered only to existing contract owners and are not available to new investors. In addition, not all Portfolios are available to all contract owners.

You should be aware that the Variable Contracts involve fees and expenses that are not described in this prospectus, and that the contracts also may involve certain restrictions and limitations. You will find information about purchasing a Variable Contract and the Portfolios available to you in the prospectus that offers the contracts, which accompanies this Prospectus.

The Trust does not foresee a disadvantage to contract owners arising out of the fact that the Trust offers its shares for Variable Contracts through the various life insurance companies. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investments in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

DISTRIBUTION AND SERVICE (12B-1) PLAN

Class 2 and Class 3 shares of each Portfolio are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of up to 0.15% and 0.25%, respectively, of the average daily net assets of such class of shares. The service fees will be used to compensate the life insurance companies for costs associated with the servicing of either Class 2 or Class 3 shares, including the cost of reimbursing the life insurance companies for expenditures made to financial intermediaries for providing service to contract holders who are the indirect beneficial owners of the Portfolios' Class 2 or Class 3 shares. Because these fees are paid out of each Portfolio's Class 2 or Class 3 assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Effective November 30, 2004, the distribution fee component of the 12b-1 plans for Class 1, Class 2, and Class 3 shares of each Portfolio was terminated. Through November 30, 2004, each Portfolio, other than the Cash Management Portfolio, could have participated in directed brokerage programs, whereby a portion of the brokerage commissions generated by a Portfolio would be used to make payments to AIG SunAmerica Capital Services, Inc. (the "Distributor") to pay for various distribution activities. Such payments to the Distributor could not exceed an annual rate of 0.75% of the average daily net assets of Class 1, Class 2 and Class 3 shares of each Portfolio. The distribution fees were used to compensate the Distributor and certain financial intermediaries to pay for activities principally intended to result in the sale of Class 1, Class 2, and Class 3 shares of each Portfolio. Accordingly, for the year ended January 31, 2005, distribution fees were paid based on the aforementioned rate.

TRANSACTION POLICIES

VALUATION OF SHARES. The net asset value per share ("NAV") for each Portfolio and class is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets of each class by the number of such class's outstanding shares. The NAV for each Portfolio also may be calculated on any other day in which there is sufficient liquidity in

                                                         SunAmerica Series Trust

the securities held by the Portfolio. As a result, the value of the Portfolio's shares may change on days when you will not be able to purchase or redeem your shares.

Investments for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless, in accordance with pricing procedures approved by the Trust's Board, the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures approved by the Board.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. The Trust uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Because Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not, the net asset value per share of the Class 2 or Class 3 shares will generally be lower than the net asset value per share of the Class 1 shares of each Portfolio.

Certain of the Portfolios may invest to a large extent in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Trust does not price its shares. As a result, the value of these Portfolios' shares may change on days when the Trust is not open for purchases or redemptions.

BUY AND SELL PRICES. The Separate Accounts buy and sell shares of a Portfolio at NAV, without any sales or other charges. However, as discussed above, Class 1, Class 2 and Class 3 shares are subject to service fees pursuant to a Rule 12b-1 plan.

EXECUTION OF REQUESTS. The Trust is open on those days when the New York Stock Exchange is open for regular trading. Buy and sell requests are executed at the next NAV to be calculated after the request is accepted by the Trust. If the order is received by the Trust, or the insurance company as its authorized agent, before the Trust's close of business (generally 4:00 p.m., Eastern time), the order will receive that day's closing price. If the order is received after that time, it will receive the next business day's closing price.

During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven business days or longer, as allowed by federal securities laws.

FREQUENT PURCHASES AND REDEMPTIONS OF SHARES

The Portfolios, which are offered only through Variable Contracts, are intended for long-term investment and not as frequent short-term trading ("market timing") vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers or redemptions should not acquire Variable Contracts that relate to shares of the Portfolios. The Board of Trustees has adopted policies and procedures with respect to market timing activity as discussed below.

SunAmerica Series Trust

The Trust believes that market timing activity is not in the best interest of its Portfolios' performance or their participants. Market timing can disrupt the ability of a Manager to invest assets in an orderly, long-term manner, which may have an adverse impact on the performance of the Portfolios. In addition, market timing may increase a Portfolio's expenses through: increased brokerage, transaction and administrative costs; forced and unplanned portfolio turnover; and large asset swings that decrease a Portfolio's ability to provide maximum investment return to all participants. This in turn can have an adverse effect on Portfolio performance.

Since certain Portfolios invest significantly in foreign securities and/or high yield fixed income securities ("junk bonds"), they may be particularly vulnerable to market timing. For a description of those Portfolios investing significantly in junk bonds or foreign securities, see page 7 and 8 of the Prospectus, respectively. Market timing in Portfolios investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a Portfolio's international portfolio securities trade and the time as of which the Portfolio's net asset value is calculated. Market timing in Portfolios investing significantly in junk bonds may occur if market prices are not readily available for a Portfolio's junk bond holdings. Market timers may purchase shares of a Portfolio based on events occurring after foreign market closing prices are established but before calculation of the Portfolio's net asset value, or if they believe market prices for junk bonds are not accurately reflected by a Portfolio. One of the objectives of the Trust's fair value pricing procedures is to minimize the possibilities of this type of market timing (see "Transaction Policies -- Valuation of Shares").

Shares of the Portfolios are generally held through insurance company separate accounts. The ability of the Trust to monitor transfers made by the participants in separate accounts maintained by financial intermediaries is limited by the institutional nature of these omnibus accounts. The Board's policy is that the Portfolios must rely on the insurance company separate account to both monitor market timing within a Portfolio and attempt to prevent it through their own policies and procedures. In situations in which the Trust becomes aware of possible market timing activity, it will notify the insurance company separate account in order to help facilitate the enforcement of such entity's market timing policies and procedures. There is no guarantee that the Trust will be able to detect market timing activity or the participants engaged in such activity, or, if it is detected, to prevent its recurrence. Whether or not the Trust detects it, if market timing activity occurs, then you should anticipate that you will be subject to the disruptions and increased expenses discussed above. The Trust reserves the right, in its sole discretion and without prior notice, to reject or refuse purchase orders received from insurance company separate accounts, whether directly or by transfer, including orders that have been accepted by a financial intermediary, that the Trust determines not to be in the best interest of the Portfolios. Such rejections or refusals will be applied uniformly without exception.

Please review your Variable Contract prospectus for more information regarding the insurance company's market timing policies and procedures, including any restrictions or limitations that the insurance company separate account may impose with respect to trades made through a Variable Contract.

Please refer to the documents pertaining to your Variable Contract prospectus on how to direct investments in or redemptions from (including making transfers into or out of) the Portfolios and any fees that may apply.

PORTFOLIO HOLDINGS

The Trust's policies and procedures with respect to the disclosure of the Portfolios' securities are described in the Statement of Additional Information.

DIVIDEND POLICIES AND TAXES

DISTRIBUTIONS. For each Portfolio, dividends from net investment income and capital gain distributions, if any, are declared and paid annually.

                                                         SunAmerica Series Trust

DISTRIBUTION REINVESTMENT. The dividends and distributions will be reinvested automatically in additional shares of the same Portfolio on which they were paid.

The per share dividends on Class 2 and Class 3 shares will generally be lower than the per share dividends on Class 1 shares of the same Portfolio as a result of the fact that Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not.

TAXABILITY OF A PORTFOLIO. Each Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. As long as each Portfolio is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders.

SunAmerica Series Trust

--------------------------------------------------------------------------------

    ADDITIONAL INFORMATION ABOUT THE "DOGS" OF WALL STREET AND GOLDMAN SACHS
                              RESEARCH PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT STRATEGY FOR THE "DOGS" OF WALL STREET PORTFOLIO

The "DOGS" OF WALL STREET PORTFOLIO employs a passively managed "buy and hold" strategy that annually selects the following 30 stocks: (1) the 10 highest yielding common stocks in the Dow Jones Industrial Average and (2) the 20 other highest yielding stocks of the 400 largest industrial companies in the U.S. markets that have capitalizations of at least $1 billion and have received one of the two highest rankings from an independently published common stock ranking service on the basis of growth and stability of earnings and dividends. The stocks in the Portfolio will not change over the course of the year, even if there are adverse developments concerning a particular stock, an industry, the economy or the stock market generally. The annual selection of the thirty stocks that meet these criteria takes place no later than January 15th, on the basis of information as of the preceding December 31st. Immediately after the Portfolio buys and sells stocks, it will hold an equal value of each of the thirty stocks. In other words, the Portfolio will invest 1/30 of its assets in each of the stocks that make up its portfolio. Thereafter, when an investor purchases shares of the Portfolio, the Adviser invests the additional funds in the selected stocks based on each stock's respective percentage of the Portfolio's assets. Due to purchases and redemptions of Portfolio shares during the year and changes in the market value of the stocks held by the Portfolio, it is likely that the weightings of the stocks in the Portfolio will fluctuate throughout the course of the year. This may result in the Portfolio investing more than 25% of its assets in the securities of issuers in the same industry, to the extent such investments are selected according to the Portfolio's stock selection criteria.

INVESTMENT STRATEGY FOR THE GOLDMAN SACHS RESEARCH PORTFOLIO

The Goldman Sachs Research Portfolio will invest, under normal circumstances, at least 80% of its net assets in equity investments selected for their potential to achieve capital appreciation over the long term. The Portfolio seeks to achieve its investment objective by investing, under normal circumstances, in approximately 40-50 companies that are considered by its Subadviser to be positioned for long-term growth or are positioned as value opportunities which, in the Subadviser's view, have identifiable competitive advantages and whose intrinsic value is not reflected in the stock price.

The Portfolio may invest in securities of any capitalization. Although the Portfolio will invest primarily in publicly traded U.S. securities (including securities of foreign issuers that are traded in the United States), it may invest up to 20% of its net assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies.

A committee of portfolio managers representing the Subadviser's Value and Growth investment teams will meet regularly to discuss stock selection and portfolio construction for the Portfolio. The Subadviser will rely on research generated by the portfolio managers/analysts that comprise the Subadviser's Value and Growth Investment teams. Under normal circumstances, the Portfolio expects its portfolio to be approximately balanced between value and growth opportunities. The Portfolio will be rebalanced annually or more frequently as opportunities arise.

The Portfolio may invest in the aggregate up to 20% of its net assets in fixed income securities, such as government, corporate and bank debt obligations.

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------

                     MORE INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT STRATEGIES

Each Portfolio has its own investment goal and principal investment strategy for pursuing it as described in the charts beginning on page 3. The charts below summarize information about each Portfolio's investments. We have included a glossary to define the investment and risk terminology used in the charts and throughout this Prospectus. Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase under normal market conditions. You should consider your ability to assume the risks involved before investing in a Portfolio through one of the Variable Contracts.


------------------------------------------------------------------------------------------------------------------------
                                                FIXED INCOME PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------
                             CASH                                                  HIGH-YIELD       WORLDWIDE HIGH
                          MANAGEMENT       CORPORATE BOND       GLOBAL BOND           BOND              INCOME
------------------------------------------------------------------------------------------------------------------------
  What are the         - Fixed income     - Fixed income     - Fixed income     - Fixed income     - Fixed income
  Portfolio's            securities:        securities (at     securities (at     securities (at     securities (at
  principal              - U.S. treasury    least 80%):        least 80%):        least 80%):        least 80%):
  investments?             bills            - corporate        - U.S. and non-    - junk bonds     - junk bonds
                         - agency             bonds              U.S.             - convertible      (up to 100%)
                           discount         - investment         government         bonds            - emerging
                           notes              grade fixed        securities       - preferred          market
                         - commercial         income           - investment         stocks             government
                           paper              securities         grade            - zero coupon        securities
                         - corporate        - junk bonds         corporate          and deferred     - emerging
                           debt               (up to 35%)        bonds              interest           market
                           instruments      - U.S.             - mortgage and       bonds              corporate
                       - Short-term           government         asset-backed                          debt
                         investments          securities         securities                            instruments
                         - repurchase                        - Short-term                            - Eurobonds
                           agreements                          investments                           - Brady bonds
                         - bank                              - Currency
                           obligations                         transactions
                                                             - Foreign
                                                               securities
------------------------------------------------------------------------------------------------------------------------
  What other types of  N/A                - Fixed income     - Options and      - Equity           - Fixed income
  investments or                            securities:        futures            securities:        securities
  strategies may the                        - preferred      - Forward            - convertible      - U.S. and
  Portfolio use to a                          stocks           commitments          securities         non-U.S.
  significant extent?                       - zero coupon,   - Mortgage and       - warrants           government
                                              deferred         currency swaps   - Fixed income         securities
                                              interest and   - Credit,            securities:        - investment
                                              PIK bonds        interest- rate     - U.S.               grade
                                              (up to 35%)      and total            government         corporate
                                          - Foreign            return swaps         securities         bonds
                                            securities       - Hybrid             - investment     - Currency
                                          - When-issued and    instruments          grade bonds      transactions
                                            delayed          - Deferred           - PIK bonds      - Illiquid
                                            delivery           interest bonds   - Foreign            securities (up
                                            transactions     - Inverse            securities         to 15%)
                                          - Illiquid           floaters         - Short-term       - Borrowing for
                                            securities (up   - Illiquid           investments        temporary or
                                            to 15%)            securities (up                        emergency
                                          - Pass-through       to 15%)                               purposes
                                            securities       - Pass-through                          (up to 33 1/3%)
                                          - Convertible        securities
                                            securities       - Borrowing for
                                                               temporary or
                                                               emergency
                                                               purposes
                                                               (up to 33 1/3%)
------------------------------------------------------------------------------------------------------------------------

SunAmerica Series Trust


------------------------------------------------------------------------------------------------------------------------
                                                FIXED INCOME PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------
                             CASH                                                  HIGH-YIELD       WORLDWIDE HIGH
                          MANAGEMENT       CORPORATE BOND       GLOBAL BOND           BOND              INCOME
------------------------------------------------------------------------------------------------------------------------
  What other types of  - Short-term       - Short-term       - Mortgage dollar  - Borrowing for    - Hybrid
  investments may the    investments        investments        rolls              temporary or       instruments
  Portfolio use as       - municipal      - Defensive        - Zero coupon,       emergency        - Options and
  part of efficient        obligations      investments        deferred           purposes           Futures
  portfolio                               - Options and        interest and       (up to 33 1/3%)  - Forward
  management or to                          futures            PIK bonds        - Illiquid           commitments
  enhance return?                           (up to 10%)      - Firm               securities
                                          - Borrowing for      commitments and    (up to 15%)
                                            temporary or       when-issued or   - Loan
                                            emergency          delayed --         participations
                                            purposes           delivery           and assignments
                                            (up to 33 1/3%)    transactions     - Short sales
                                          - Securities       - Forward          - Rights
                                            lending            commitments
                                            (up to 33 1/3%)  - Loan
                                          - Currency           participations
                                            transactions       and assignments
                                          - Currency swaps   - Securities
                                          - Credit swaps       lending (up to
                                          - Interest rate      33 1/3%)
                                            swaps, caps,     - Interest rate
                                            floors and         swaps, caps and
                                            collars            collars
                                          - Total return
                                            swaps
                                          - Hybrid
                                            instruments
------------------------------------------------------------------------------------------------------------------------
  What additional      - Interest rate    - Credit quality   - Credit quality   - Active trading   - Active trading
  risks normally         fluctuations     - Currency         - Currency         - Credit quality   - Credit quality
  affect the           - Securities         volatility         volatility       - Illiquidity      - Currency
  Portfolio?             selection        - Derivatives      - Derivatives      - Interest rate      volatility
                                          - Foreign          - Emerging           fluctuations     - Derivatives
                                            exposure           markets          - Market           - Emerging
                                          - Illiquidity      - Foreign            volatility         markets
                                          - Interest rate      exposure         - Securities       - Foreign
                                            fluctuations     - Hedging            selection          exposure
                                          - Market           - Illiquidity      - Short sales      - Illiquidity
                                            volatility       - Interest rate      risks            - Interest rate
                                          - Securities         fluctuations                          fluctuations
                                            selection        - Market                              - Market
                                          - Small and          volatility                            volatility
                                            medium sized     - Non-diversified                     - Non-diversified
                                            companies          status                                status
                                                             - Prepayment                          - Securities
                                                             - Securities                            selection
                                                               selection
------------------------------------------------------------------------------------------------------------------------

                                                         SunAmerica Series Trust


---------------------------------------------------------------------------------------------------------------------------------
                                             BALANCED OR ASSET ALLOCATION PORTFOLIOS
---------------------------------------------------------------------------------------------------------------------------------
                                                       SUNAMERICA
                                                        BALANCED                                MFS TOTAL RETURN
---------------------------------------------------------------------------------------------------------------------------------
  What are the Portfolio's principal   - Equity securities:                        - Equity securities (at least 40%, but not
  investments?                           - common stocks                             more than 75%):
                                       - Fixed income securities (at least 25%):     - common stocks
                                         - U.S. government securities                - convertible securities
                                         - corporate debt instruments                - rights
                                                                                   - Fixed income securities (at least 25%):
                                                                                     - U.S. government securities
                                                                                     - pass-through securities
                                                                                     - corporate debt instruments
                                                                                     - preferred stocks
---------------------------------------------------------------------------------------------------------------------------------
  What other types of investments or   - Equity securities:                        - Foreign securities (up to 20%):
  strategies may the Portfolio use to    - small-cap stocks (up to 20%)              - Brady bonds
  a significant extent?                - Short-term investments                      - depositary receipts
                                       - Defensive investments                       - fixed income securities (U.S. dollar
                                       - Foreign securities                            denominated)
                                       - Illiquid securities (up to 15%)           - Junk bonds (up to 10%)
                                       - Junk bonds (up to 15%)                    - Securities lending (up to 33 1/3%)
                                                                                   - Emerging markets
---------------------------------------------------------------------------------------------------------------------------------
  What other types of investments may  - Options and futures                       - Municipal bonds
  the Portfolio use as part of         - Currency transactions                     - Warrants
  efficient portfolio management or    - Borrowing for temporary or emergency      - Zero-coupon, deferred interest and PIK
  to enhance return?                     purposes (up to 33 1/3%)                    bonds
                                       - Securities lending (up to 33 1/3%)        - When-issued and delayed-delivery
                                                                                     transactions
                                                                                   - Hybrid instruments
                                                                                   - Inverse floaters
                                                                                   - Options and futures
                                                                                   - Currency transactions
                                                                                   - Forward commitments
                                                                                   - Registered investment companies
                                                                                   - Short-term investments
                                                                                     - repurchase agreements
                                                                                   - Loan participations
                                                                                   - Equity swaps
                                                                                   - Roll transactions
                                                                                   - Short sales
                                                                                   - Variable and floating rate obligations
---------------------------------------------------------------------------------------------------------------------------------
  What additional risks normally       - Active trading                            - Active trading
  affect the Portfolio?                - Credit quality                            - Credit quality
                                       - Currency volatility                       - Foreign exposure
                                       - Derivatives                               - Interest rate fluctuations
                                       - Foreign exposure                          - Market volatility
                                       - Hedging                                   - Prepayment
                                       - Illiquidity                               - Securities selection
                                       - Interest rate fluctuations
                                       - Market volatility
---------------------------------------------------------------------------------------------------------------------------------

SunAmerica Series Trust


-------------------------------------------------------------------------------------------
                                     EQUITY PORTFOLIOS
-------------------------------------------------------------------------------------------
                                                        FEDERATED       DAVIS VENTURE
               TELECOM UTILITY     GROWTH-INCOME     AMERICAN LEADERS       VALUE
-------------------------------------------------------------------------------------------
  What are     - Equity          - Equity            - Equity          - Equity
  the            securities:       securities:         securities:       securities:
  Portfolio's    - common          - large-cap         - large-cap       - large-cap
  principal        stocks            stocks              stocks            stocks
 investments?    - convertible     - mid-cap stocks
                   securities
               - REITs
-------------------------------------------------------------------------------------------
  What other   - Fixed income    - Foreign           - Equity          - Equity
  types of       securities:       securities          securities:       securities:
  investments    - corporate       (up to 25%)         - mid-cap         - mid-cap
  or               bonds                                 stocks            stocks
  strategies     - investment                        - Foreign         - Foreign
  may the          grade fixed                         securities:       securities
  Portfolio        income                              - ADRs
  use to a         securities
  significant    - preferred
  extent?          stocks
-------------------------------------------------------------------------------------------
  What other   - Short-term      - Short-term        - Short-term      - Short-term
  types of       investments       investments         investments       investments
  investments  - Defensive       - Defensive         - Defensive       - Defensive
  may the        investments       investments         investments       investments
  Portfolio    - Options and     - Borrowing for     - Options and     - U.S.
  use as part    futures           temporary or        futures           government
  of           - Borrowing for     emergency         - Borrowing for     securities
  efficient      temporary or      purposes            temporary or
  portfolio      emergency         (up to 33 1/3%)     emergency
  management     purposes (up    - Options and         purposes
  or to          to 33 1/3%)       futures             (up to
  enhance      - Securities                            33 1/3%)
  return?        lending                             - Securities
                 (up to                                lending
                 33 1/3%)                              (up to
               - Hybrid                                33 1/3%)
                 instruments
-------------------------------------------------------------------------------------------
  What         - Active trading  - Active trading    - Derivatives     - Foreign
  additional   - Derivatives     - Derivatives       - Large cap         exposure
  risks        - Market          - Foreign exposure    companies       - Large cap
  normally       volatility      - Growth stocks     - Market            companies
  affect the   - Real estate     - Large cap           volatility      - Market
  Portfolio?     industry          companies         - Securities        volatility
               - Securities      - Market              selection       - Medium sized
                 selection         volatility                            companies
               - Utility         - Medium sized                        - Securities
                 industry          companies                             selection
                                 - Securities
                                   selection
-------------------------------------------------------------------------------------------

                                                         SunAmerica Series Trust


-------------------------------------------------------------------------------------------------------------
                                              EQUITY PORTFOLIOS
-------------------------------------------------------------------------------------------------------------
                      "DOGS" OF WALL                              GOLDMAN SACHS       MFS MASSACHUSETTS
                          STREET           ALLIANCE GROWTH           RESEARCH          INVESTORS TRUST
-------------------------------------------------------------------------------------------------------------
  What are the     - Equity securities:  - Equity securities:  - Equity securities   - Equity securities
  Portfolio's        - large-cap stocks    - large-cap stocks    (at least 80%):       (at least 65%):
  principal                                                      - common stocks       - common stocks
  investments?                                                   - warrants            - convertible
                                                                 - rights                securities
                                                                 - convertible       - Fixed income
                                                                   securities          securities:
                                                               - Equity swaps          - preferred stocks
                                                                 (up to 15%)         - Foreign
                                                               - Fixed income          securities:
                                                                 securities:           - depositary
                                                                 - preferred stocks      receipts
-------------------------------------------------------------------------------------------------------------
  What other       N/A                   - Foreign securities  - Small-cap stocks    - Foreign securities
  types of                                 (up to 25%)         - Currency              (up to 20%)
  investments may                                                transactions        - Securities lending
  the Portfolio                                                - Futures               (up to 33 1/3%)
  or strategies                                                - Foreign securities
  use to a                                                       (up to 20%)
  significant                                                    - emerging markets
  extent?                                                      - Hybrid instruments
                                                                 (up to 15%):
                                                                 - structured
                                                                   securities
                                                                 - SPDRs (up to
                                                                   10%)
                                                               - Registered
                                                                 investment
                                                                 companies (up to
                                                                 10% including
                                                                 ETFs)
                                                               - REITs
                                                               - Fixed income
                                                                 securities:
                                                                 - U.S. government
                                                                   securities
                                                                 - corporate debt
                                                                   instruments
                                                                 - junk bonds
                                                                   (up to 10%)
                                                               - Short-term
                                                                 investments
-------------------------------------------------------------------------------------------------------------
  What other       - Short-term          - Short-term          - Options             - Warrants and
  types of           investments           investments         - Currency              rights
  investments may  - Defensive           - Defensive             transactions        - When issued and
  the Portfolio      investments           investments         - Forward               delayed- delivery
  use as part of   - Borrowing for       - Borrowing for         commitments           transactions
  efficient          temporary or          temporary or        - When-issued and     - Futures
  portfolio          emergency purposes    emergency purposes    delayed delivery    - Currency
  management or      (up to 33 1/3%)       (up to 33 1/3%)     - Borrowing for         transactions
  to enhance       - Options and         - Options and           temporary or        - Forward
  return?            futures               futures               emergency purposes    commitments
                                                                 (up to 33 1/3%)     - Registered
                                                               - Short sales           investment
                                                                 (up to 25% and        companies
                                                                 only "against the   - Short-term
                                                                 box")                 investments
                                                               - Securities lending    - repurchase
                                                                 (up to 33 1/3%)         agreements
                                                               - Repurchase          - Emerging markets
                                                                 agreements          - Fixed income
                                                               - Custodial receipts    securities:
                                                                 and trust             - corporate debt
                                                                 certificates            instruments
                                                                                       - U.S. government
                                                                                         securities
                                                                                       - zero coupon,
                                                                                         deferred
                                                                                         interest and PIK
                                                                                         bonds
                                                                                     - Roll transactions
                                                                                     - Variable and
                                                                                       floating rate
                                                                                       obligations
-------------------------------------------------------------------------------------------------------------

SunAmerica Series Trust


-------------------------------------------------------------------------------------------------------------
                                              EQUITY PORTFOLIOS
-------------------------------------------------------------------------------------------------------------
                      "DOGS" OF WALL                              GOLDMAN SACHS       MFS MASSACHUSETTS
                          STREET           ALLIANCE GROWTH           RESEARCH          INVESTORS TRUST
-------------------------------------------------------------------------------------------------------------
  What additional  - Derivatives         - Active trading      - Credit quality      - Emerging markets
  risks normally   - Large cap           - Derivatives         - Currency            - Foreign exposure
  affect the         companies           - Foreign exposure      volatility          - Growth stocks
  Portfolio?       - Market volatility   - Growth stocks       - Derivatives         - Large cap
                   - Non-diversified     - Large cap           - Emerging markets      companies
                     status                companies           - Foreign exposure    - Market volatility
                   - Passively managed   - Market volatility   - Growth stocks       - Securities
                     strategy            - Securities          - Interest rate         selection
                   - Securities            selection             fluctuation
                     selection                                 - Market volatility
                                                               - Real estate
                                                                 industry
                                                               - Securities
                                                                 selection
                                                               - Short sale risks
                                                               - Small companies
                                                               - Unseasoned
                                                                 companies
-------------------------------------------------------------------------------------------------------------

                                                         SunAmerica Series Trust


---------------------------------------------------------------------------------------------------
                                         EQUITY PORTFOLIOS
---------------------------------------------------------------------------------------------------
                   PUTNAM GROWTH:                                            MFS MID-CAP
                      VOYAGER         BLUE CHIP GROWTH      REAL ESTATE      GROWTH
---------------------------------------------------------------------------------------------------
  What are the   - Equity            - Equity            - Equity            - Equity
  Portfolio's      securities          securities (at      securities:         securities (at
  principal        - common stock      least 80%):         - mid-cap stocks    least 80%):
  investments?                         - large-cap         - small-cap         - common stocks
                                         stocks              stocks            - mid-cap stocks
                                                         - Fixed income        - convertible
                                                           securities:           securities
                                                           - preferred       - Fixed income
                                                             stocks            securities:
                                                         - REITs               - preferred
                                                                                 stocks
                                                                             - Foreign
                                                                               securities (up
                                                                               to 20%):
                                                                               - depositary
                                                                                 receipts
---------------------------------------------------------------------------------------------------
 What other      - Foreign           - Equity            - Foreign           - Junk bonds
 types of          securities (up      securities          securities          (up to 10%)
 investments or    to 20%)             - small-cap       - Equity
 strategies may                          stocks            securities:
 the Portfolio                         - mid-cap stocks    - convertible
 use to a                            - Foreign               stocks
 significant                           securities        - Fixed income
 extent?                                                   securities:
                                                           - corporate
                                                             bonds
---------------------------------------------------------------------------------------------------
 What other      - Short-term        - Short-term        - Short-term        - Equity
 types of          investments         investments         investments         securities:
 investments     - Currency            (up to 10%)       - Defensive           - warrants and
 may the           transactions      - Defensive           investments           rights
 Portfolio use   - Defensive           instruments       - U.S. government   - Fixed income
 as part of        investments       - Options and         securities          securities:
 efficient       - Borrowing for       futures                                 - corporate debt
 portfolio         temporary or      - Borrowing for                             instruments
 management or     emergency           temporary or                            - U.S.
 to enhance        purposes            emergency                                 government
 return?         - Options and         purposes                                  securities
                   futures             (up to 33 1/3%)                         - zero-coupon,
                 - Warrants          - Securities                                deferred
                 - Hybrid              lending                                   interest and
                   instruments         (up to 33 1/3%)                           PIK bonds
                 - IPOs                                                      - Short sales
                                                                             - When issued and
                                                                               delayed-
                                                                               delivery
                                                                               transactions
                                                                             - Options and
                                                                               futures
                                                                             - Currency
                                                                               transactions
                                                                             - Forward
                                                                               commitments
                                                                             - Registered
                                                                               investment
                                                                               companies
                                                                             - Short-term
                                                                               investments
                                                                             - Securities
                                                                               lending
                                                                               (up to 33 1/3%)
                                                                             - Variable and
                                                                               floating rate
                                                                               obligations
---------------------------------------------------------------------------------------------------
 What            - Currency          - Active trading    - Foreign exposure  - Active trading
 additional        volatility        - Derivatives       - Interest rate     - Credit quality
 risks normally  - Derivatives       - Foreign exposure    fluctuations      - Emerging markets
 affect the      - Foreign exposure  - Growth stocks     - Market            - Foreign exposure
 Portfolio?      - Growth stocks     - Hedging             volatility        - Growth stocks
                 - Hedging           - Large cap         - Real estate       - Market
                 - IPO investing       companies           industry            volatility
                 - Market            - Market            - Securities        - Medium sized
                   volatility          volatility          selection           companies
                 - Securities        - Securities        - Small and medium  - Securities
                   selection           selection           sized companies     selection
---------------------------------------------------------------------------------------------------

SunAmerica Series Trust


--------------------------------------------------------------------------------------------------------------------------
                                                    EQUITY PORTFOLIOS
--------------------------------------------------------------------------------------------------------------------------
                                              GROWTH                                                 SMALL & MID CAP
                    AGGRESSIVE GROWTH     OPPORTUNITIES       MARSICO GROWTH        TECHNOLOGY       VALUE PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
  What are the      - Equity            - Equity            - Equity            - Equity            - Equity
  Portfolio's         securities:         securities:         securities (at      securities:         securities (at
  principal           - small-cap         - small-cap         least 65%):         - common stocks     least 80%):
  investments?          stocks              stocks            - large-cap         - technology        - small-cap
                      - mid-cap stocks                          stocks              companies (at       stocks
                      - convertible                                                 least 80%)        - mid-cap stocks
                        securities
                      - warrants
                    - Defensive
                      investments
--------------------------------------------------------------------------------------------------------------------------
  What other types  - Equity            - Equity            - Foreign           - Foreign           - Equity
  of investments      securities:         securities:         securities          securities:         securities:
  or strategies       - large-cap         - mid-cap stocks    (up to 25%)         - emerging          - convertible
  may the               stocks            - large-cap       - Fixed income          markets             securities
  Portfolio use to                          stocks            securities:                               (up to 20%)
  a significant                                               - U.S.                                  - rights and
  extent?                                                       government                              warrants
                                                                securities                              (up to 10%)
                                                              - preferred                           - Foreign
                                                                stocks                                securities (up
                                                              - junk bonds                            to 15%)
                                                                (up to 10%)                         - Illiquid
                                                              - investment                            securities (up
                                                                grade fixed                           to 15%)
                                                                income
                                                                securities
                                                              - zero-coupon,
                                                                deferred
                                                                interest and
                                                                PIK bonds
                                                            - Equity
                                                              securities:
                                                              - convertible
                                                                securities
                                                              - warrants
                                                            - Forward
                                                              commitment
                                                              agreements
                                                            - When-issued and
                                                              delayed-delivery
                                                              transactions
--------------------------------------------------------------------------------------------------------------------------
  What other types  - Borrowing for     - Short-term        - Short-term        - Equity            - Derivatives
  of investments      temporary or        investments         investments         securities:         - put and call
  may the             emergency           (up to 10%)       - Defensive           - warrants and        options (U.S.
  Portfolio use as    purposes          - Defensive           instruments           rights              and non-U.S.
  part of             (up to 33 1/3%)     investments       - Options and       - Illiquid                exchanges)
  efficient         - Options and       - Options and         futures             securities          - options and
  portfolio           futures             futures           - Borrowing for       (up to 15%)           futures
  management or to  - Illiquid          - Special             temporary or      - Options and         - forward
  enhance return?     securities          situations          emergency           futures               commitments
                      (up to 15%)                             purposes          - IPOs                - swaps
                    - Short-term                              (up to 33 1/3%)                       - Short sales
                      investments                           - Illiquid                              - Currency swaps
                    - IPOs                                    securities                            - Forward currency
                                                              (up to 15%)                             exchange
                                                            - Currency                                contracts
                                                              transactions                          - Repurchase
                                                            - IPOs                                    agreements
                                                                                                    - Borrowing for
                                                                                                      temporary or
                                                                                                      emergency
                                                                                                        purposes (up
                                                                                                      to 33 1/3%)
                                                                                                    - Securities
                                                                                                      lending
                                                                                                      (up to 33 1/3%)
                                                                                                    - Short-term
                                                                                                      investments
--------------------------------------------------------------------------------------------------------------------------
  What additional   - Active trading    - Active trading    - Active trading    - Active trading    - Credit quality
  risks normally    - Derivatives       - Derivatives       - Derivatives       - Derivatives       - Currency
  affect the        - Growth stocks     - Growth stocks     - Foreign exposure  - Emerging markets    volatility
  Portfolio?        - Hedging           - Hedging           - Growth stocks     - Foreign exposure  - Derivatives
                    - Illiquidity       - Market            - Illiquidity       - Growth stocks     - Foreign exposure
                    - IPO investing       volatility        - IPO investing     - Hedging           - Hedging
                    - Market            - Securities        - Large cap         - Illiquidity       - Illiquidity
                      volatility          selection           companies         - IPO investing     - Market
                    - Securities        - Small and medium  - Market            - Market              volatility
                      selection           sized companies     volatility          volatility        - Sector risk
                    - Small and medium  - Technology        - Non-diversified   - Securities        - Securities
                      sized companies     sector              status              selection           selection
                    - Technology                            - Securities        - Small and medium  - Short sale risk
                      sector                                  selection           sized companies   - Small and medium
                                                            - Technology        - Technology          sized companies
                                                              sector              sector            - Technology
                                                                                                      sector
--------------------------------------------------------------------------------------------------------------------------

                                                         SunAmerica Series Trust


--------------------------------------------------------------------------------------------------------------------------
                                                 INTERNATIONAL PORTFOLIOS
--------------------------------------------------------------------------------------------------------------------------
                      INTERNATIONAL                           INTERNATIONAL                           FOREIGN VALUE
                    GROWTH AND INCOME    GLOBAL EQUITIES       DIVERSIFIED       EMERGING MARKETS       PORTFOLIO
                                                                 EQUITIES
--------------------------------------------------------------------------------------------------------------------------
  What are the      - Equity            - Equity            - Equity            - Equity            - Foreign
  Portfolio's         securities:         securities (at      securities (at      securities:         securities (at
  principal           - large-cap         least 80%):         least 80%)          - small-cap         least 80%)
  investments?          stocks            - large-cap       - Foreign               stocks            - emerging
                        (foreign)           stocks            securities          - mid-cap stocks      markets (up to
                    - Foreign             - mid-cap stocks                      - Foreign               25%)
                      securities        - Foreign                                 securities:         - ADRs, EDRs and
                                          securities                              - emerging            GDRs
                                                                                  markets             - foreign debt
                                                                                  (at least 80%)        securities (up
                                                                                                        to 25%)
                                                                                                    - Equity
                                                                                                      securities
--------------------------------------------------------------------------------------------------------------------------
  What other types  - Equity            - Foreign           - Equity            - Hybrid            - Unlisted foreign
  of investments      securities:         securities:         securities:         instruments         securities (up
  or strategies       - mid-cap stocks    - emerging          - convertible     - Equity swaps        to 15%)
  may the               (foreign)           markets             securities      - Options and       - Securities with
  Portfolio use to  - Foreign                                 - warrants          futures             limited trading
  a significant       securities:                             - rights                                market (up to
  extent?             - emerging                            - Futures                                 10%)
                        markets                             - Foreign                               - Derivatives
                    - Fixed income                            securities:                           - Illiquid
                      securities:                             - emerging                              securities (up
                      - junk bonds                              markets                               to 15%)
                       (up to 20%)
--------------------------------------------------------------------------------------------------------------------------
  What other types  - Equity            - Short-term        - Short-term        - Illiquid          - Short-term
  of investments      securities:         investments         investments         securities          investments
  may the             - small-cap       - Currency          - Defensive           (up to 15%)       - Fixed income
  Portfolio use as      stocks            transactions        investments       - Borrowing for       securities:
  part of               (foreign)       - Defensive         - Currency            temporary or        - U.S. and
  efficient           - large-cap         investments         transactions        emergency             foreign
  portfolio             stocks (U.S.)   - Borrowing for     - Illiquid            purposes              companies
  management or to  - Currency            temporary or        securities          (up to 33 1/3%)     - U.S. and
  enhance return?     transactions        emergency           (up to 15%)       - Currency              foreign
                    - Short-term          purposes          - Options and         transactions          governments
                      investments         (up to 33 1/3%)     futures           - Short term        - Borrowing for
                    - Hybrid            - Options and       - Forward             investments         temporary or
                      instruments         futures             commitments       - IPOs                emergency
                    - Equity swaps                          - Registered                              purposes
                    - IPOs                                    investment                              (up to 33 1/3%)
                                                              companies
                                                            - ETFs
                                                            - Firm commitment
                                                              agreements
                                                            - Securities
                                                              lending
                                                              (up to 33 1/3%)
--------------------------------------------------------------------------------------------------------------------------
  What additional   - Active trading    - Active trading    - Active trading    - Active trading    - Credit quality
  risks normally    - Credit quality    - Currency          - Currency          - Currency          - Currency
  affect the        - Currency            volatility          volatility          volatility          volatility
  Portfolio?          volatility        - Derivatives       - Derivatives       - Derivatives       - Derivatives
                    - Emerging markets  - Emerging markets  - Emerging markets  - Emerging markets  - Emerging markets
                    - Foreign exposure  - Foreign exposure  - Foreign exposure  - Foreign exposure  - Financial
                    - Growth stocks     - Growth stocks     - Growth stocks     - Growth stocks       institutions
                    - Hedging           - Hedging           - Hedging           - Illiquidity         sector
                    - IPO investing     - Market            - Illiquidity       - IPO investing     - Foreign exposure
                    - Market              volatility        - Market            - Market            - Hedging
                      volatility        - Securities          volatility          volatility        - Illiquidity
                    - Securities          selection         - Sector risk       - Securities        - Interest rate
                      selection                             - Securities          selection           fluctuations
                                                              selection                             - Market
                                                                                                      volatility
                                                                                                    - Sector risk
                                                                                                    - Securities
                                                                                                      selection
                                                                                                    - Technology
                                                                                                      sector
--------------------------------------------------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

                                    GLOSSARY
--------------------------------------------------------------------------------

INVESTMENT TERMINOLOGY

BORROWING FOR TEMPORARY OR EMERGENCY PURPOSES involves the borrowing of cash or securities by a Portfolio in limited circumstances, including to meet redemptions. Borrowing will cost a Portfolio interest expense and other fees. Borrowing may exaggerate changes in a Portfolio's net asset value and the cost may reduce a Portfolio's return.

BRADY BONDS are foreign securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging market for new bonds in connection with debt restructurings under a debt restructuring plan by former U.S. Secretary of the Treasury, Nicholas F. Brady.

CREDIT SWAPS involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of an underlying security. Credit swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive or make a payment from the other party upon the occurrence of specified credit events.

CURRENCY SWAPS involve the exchange of the parties' respective rights to make or receive payments in specified currencies.

CURRENCY TRANSACTIONS include the purchase and sale of currencies to facilitate the settlement of securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates or to enhance returns.

CUSTODIAL RECEIPTS AND TRUST CERTIFICATES represent interests in securities held by a custodian or trustee. The securities so held may include U.S. government securities or other types of securities in which a Portfolio may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. government or other issuer of the securities held by the custodian or trustee. If for tax purposes, a Portfolio is not considered to be the owner of the underlying securities held in the custodial or trust account, the Portfolio may suffer adverse tax consequences. As a holder of custodial receipts and trust certificates, a Portfolio will bear its proportionate share of the fees and expenses charged to the custodial account or trust. A Portfolio may also invest in separately issued interests in custodial receipts and trust certificates.

DEFENSIVE INVESTMENTS include high quality fixed income securities, repurchase agreements and other money market instruments. A Portfolio may make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.

EQUITY SECURITIES, such as COMMON STOCKS, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments. Certain securities have common stock characteristics, including certain convertible securities such as CONVERTIBLE PREFERRED STOCK, CONVERTIBLE BONDS, WARRANTS and RIGHTS, and may be classified as equity securities. Investments in equity securities and securities with equity characteristics include:

     - CONVERTIBLE SECURITIES are securities (such as bonds or preferred stocks) that may be converted into common stock of the same or a different company.

     - MARKET CAPITALIZATION RANGES. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding securities of the company. Generally, large-cap stocks will include companies that fall within the range of the

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       Russell 1000 Index, mid-cap stocks will include companies that fall within the capitalization range of the Russell Midcap Index(R), and small-cap stocks will include companies that fall within the range of the Russell 2000(R) Index.

       Due to fluctuations in market conditions, there may be some overlap among capitalization categories. The market capitalization of companies within any Portfolio's investments may change over time; however, a Portfolio will not sell a stock just because a company has grown to a market capitalization outside the appropriate range. The Portfolios may, on occasion, purchase companies with a market capitalization above/or below the range.

     - WARRANTS are rights to buy common stock of a company at a specified price during the life of the warrant.

     - RIGHTS represent a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance before the stock is offered to the general public.

EQUITY SWAPS allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities or an index) for a component of return on another non-equity or equity investment.

EUROBONDS are bonds issued and traded outside the country whose currency it is denominated in, and outside the regulatory jurisdictions of a single country, and is usually a bond issued by a non-European company for sale in Europe.

FIRM COMMITMENT AGREEMENTS and WHEN-ISSUED or DELAYED-DELIVERY TRANSACTIONS call for the purchase or sale of securities at an agreed-upon price on a specified future date. At the time of delivery of the securities, the value may be more or less than the purchase price.

FIXED INCOME SECURITIES are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Others do not provide for repayment of a principal amount. The issuer of a SENIOR FIXED INCOME SECURITY is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities include:

     - U.S. GOVERNMENT SECURITIES are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

     - CORPORATE DEBT INSTRUMENTS (BONDS, NOTES AND DEBENTURES) are securities representing a debt of a corporation. The issuer is obligated to repay a principal amount of indebtedness at a stated time in the future and in most cases to make periodic payments of interest at a stated rate.

     - HIGH INCOME SECURITIES, with respect to the Worldwide High Income Portfolio, are defined as medium and lower-grade income securities, which include securities rated at the time of purchase BBB or lower by Standard & Poor's ("S&P") or rated Baa or lower by Moody's Investors Service, Inc. ("Moody's") and unrated securities determined by the Subadviser to be comparable quality at the time of purchase.

     - An INVESTMENT GRADE FIXED INCOME SECURITY is rated in one of the top four rating categories by a debt rating agency (or is considered of comparable quality by the Adviser or Subadviser). The two

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       best-known debt rating agencies are S&P and Moody's. INVESTMENT GRADE refers to any security rated "BBB" or above by S&P or "Baa" or above by Moody's.

     - A JUNK BOND is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security.

     - PASS-THROUGH SECURITIES involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include MORTGAGE-BACKED SECURITIES, COLLATERALIZED MORTGAGE OBLIGATIONS, COMMERCIAL MORTGAGE-BACKED SECURITIES, and ASSET-BACKED SECURITIES.

     - PREFERRED STOCKS receive dividends at a specified rate and have preference over common stock in the payment of dividends and the liquidation of assets.

     - ZERO-COUPON BONDS, DEFERRED INTEREST BONDS AND PIK BONDS. Zero coupon and deferred interest bonds are debt obligations issued or purchased at a significant discount from face value. A step-coupon bond is one in which a change in interest rate is fixed contractually in advance. Payable-in-kind ("PIK") bonds are debt obligations that provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations.

FOREIGN SECURITIES are issued by companies located outside of the United States, including emerging markets. Foreign securities may include foreign corporate and government bonds, foreign equity securities, foreign investment companies, passive foreign investment companies ("PFICs"), American Depositary Receipts ("ADRs") or other similar securities that represent interests in foreign equity securities, such as European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). An EMERGING MARKET country is generally one with a low or middle income economy that is in the early stages of its industrialization cycle. For fixed income investments, an emerging market includes those where the sovereign credit rating is below investment grade. Emerging market countries may change over time depending on market and economic conditions and the list of emerging market countries may vary by Adviser or Subadviser. With respect to the FOREIGN VALUE and CORPORATE BOND PORTFOLIOS, foreign securities includes those securities issued by companies whose principal securities trading markets are outside the U.S., that derive a significant share of their total revenue from either goods or services produced or sales made in markets outside the U.S., that have a significant portion of their assets outside the U.S., that are linked to non-U.S. dollar currencies or that are organized under the laws of, or with principal offices in, another country.

FORWARD COMMITMENTS are commitments to purchase or sell securities at a future date. A Portfolio purchasing a forward commitment assumes the risk of any decline in value of the securities beginning on the date of the agreement. Similarly, a Portfolio selling such securities does not participate in further gains or losses on the date of the agreement.

HYBRID INSTRUMENTS, such as INDEXED STRUCTURED SECURITIES (i.e., Standard and Poor's Depositary Receipts ("SPDRs") and iShares(SM)) and other EXCHANGE TRADED FUNDS ("ETFS"), can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero.

ILLIQUID/RESTRICTED SECURITIES are subject to legal or contractual restrictions that may make them difficult to sell. A security that cannot easily be sold within seven days will generally be considered illiquid. Certain restricted securities (such as Rule 144A securities) are not generally considered illiquid because of their established trading market.

INTEREST RATE SWAPS, CAPS, FLOORS AND COLLARS. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. The purchase of an interest rate cap entitles the purchaser,

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to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

INVERSE FLOATERS are leveraged inverse floating rate debt instruments. The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid securities for purposes of a Portfolio's 15% limitation on investments in such securities.

LOAN PARTICIPATIONS AND ASSIGNMENTS are investments in which a Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. As a result, a Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

MORTGAGE SWAPS are similar to interest-rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, upon which the value of the interest payments is based, is tied to a reference pool or pools of mortgages.

OPTIONS AND FUTURES are contracts involving the right to receive or the obligation to deliver assets or money depending on the performance of one or more underlying assets, instruments or a market or economic index. An option gives its owner the right, but not the obligation, to buy ("call") or sell ("put") a specified amount of a security at a specified price within a specified time period. A futures contract is an exchange-traded legal contract to buy or sell a standard quantity and quality of a commodity, financial instrument, index, etc. at a specified future date and price. Certain Portfolios may also purchase and write (sell) option contracts on swaps, commonly referred to as swaptions. A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed-upon terms.

REGISTERED INVESTMENT COMPANIES are investments by a Portfolio in other investment companies which are registered in accordance with the federal securities laws.

REITs (real estate investment trusts) are trusts that invest primarily in commercial real estate or real estate related loans. The value of an interest in a REIT may be affected by the value and the cash flows of the properties owned or the quality of the mortgages held by a Portfolio.

ROLL TRANSACTIONS involve the sale of mortgage or other asset-backed securities ("roll securities") with the commitment to purchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date.

SECURITIES LENDING involves a loan of securities by a Portfolio in exchange for cash or collateral. A Portfolio earns interest on the loan while retaining ownership of the security.

SHORT SALES involve the selling of a security which the Portfolio does not own in anticipation of a decline in the market value of the security. In such transactions the Portfolio borrows the security for delivery to the buyer and must eventually replace the borrowed security for return to the lender. The Portfolio bears the risk that price at the time of replacement may be greater than the price at which the security was sold. A

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short sale is "against the box" to the extent that a Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short.

SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses. With respect to the Cash Management Portfolio, short-term investments may also include investment in taxable municipal obligations which are debt obligations of a state or local government entity and an outgrowth of the tax reform act of 1986, which restricted the issuance of traditional tax-exempt securities. Taxable municipal bonds are issued as private purpose bonds to finance such prohibited projects as a sports stadium, as municipal revenue bonds where caps apply, or as public purpose bonds where the 10% private use limitation has been exceeded.

TOTAL RETURN SWAPS are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component.

VARIABLE AND FLOATING RATE OBLIGATIONS normally will involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate, such as rates on Treasury Bonds or Bills or the prime rate at a major commercial bank, and that a bondholder can demand payment of the obligations on behalf of the Portfolio on short notice at par plus accrued interest, which amount may be more or less than the amount the bondholder paid for them. The maturity of floating or variable rate obligations (including participation interests therein) is deemed to be the longer of (i) the notice period required before a Portfolio is entitled to receive payment of the obligation upon demand or (ii) the period remaining until the obligation's next interest rate adjustment. If not redeemed by the Portfolio through the demand feature, the obligations mature on a specified date which may range up to thirty years from the date of issuance.

RISK TERMINOLOGY

ACTIVE TRADING: A strategy used whereby a Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio. In addition, because a Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. During periods of increased market volatility, active trading may be more pronounced. In the "Financial Highlights" section we provide each Portfolio's portfolio turnover rate for each of the last five fiscal years.

CREDIT QUALITY: The creditworthiness of an issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue JUNK BONDS. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

CURRENCY VOLATILITY: The value of a Portfolio's foreign investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio's non-U.S. dollar denominated securities.

DERIVATIVES: A derivative is any financial instrument whose value is based on, and determined by, another security, index or benchmark (i.e., stock options, futures, caps, floors, etc.). In recent years, derivative securities have become increasingly important in the field of finance. Futures and options are now actively traded on many different exchanges. Forward contracts, swaps, and many different types of options are regularly traded outside of exchanges by financial institutions in what are termed "over the counter" markets. Other more specialized derivative securities often form part of a bond or stock issue. To the extent a contract is used to hedge another position in the portfolio, the Portfolio will be exposed to the risks associated with hedging as described in this glossary. To the extent an option or futures contract is

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used to enhance return, rather than as a hedge, a Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

FINANCIAL INSTITUTIONS SECTOR. Banks and financial institutions are subject to potentially restrictive governmental controls and regulations that may limit or adversely affect profitability and share price. In addition, securities in this sector may be very sensitive to interest rate changes throughout the world.

FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when an issuer is in an EMERGING MARKET. Historically, the markets of EMERGING MARKET countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

GROWTH STOCKS: Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.

HEDGING: Hedging is a strategy in which a Portfolio uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the derivative will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

ILLIQUIDITY: There may not be a market for certain securities making it difficult or impossible to sell at the time and the price that the seller would like.

INTEREST RATE FLUCTUATIONS: The volatility of fixed income securities is due principally to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates. As interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rises. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

IPO INVESTING: A Portfolio's purchase of shares issued as part of, or a short period after, companies' initial public offerings ("IPOs"), exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated in significant amounts over short periods of time.

LARGE CAP COMPANIES: Large cap companies tend to go in and out of favor based on market and economic conditions. Large cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, a Portfolio's value may not rise as much as the value of portfolios that emphasize smaller cap companies.

MARKET VOLATILITY: The stock and/or bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Portfolio's portfolio.

NON-DIVERSIFIED STATUS: Portfolios registered as "non-diversified" investment companies can invest a larger portion of their assets in the stock of a single company than can diversified investment companies, and thus they can concentrate in a smaller number of securities. A non-diversified investment company's risk may increase because the effect of each security on the Portfolio's performance is greater.

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PASSIVELY MANAGED STRATEGY:  A Portfolio following a passively managed strategy will not deviate from its investment strategy. In the case of "Dogs" of Wall Street Portfolio, this entails buying and holding thirty stocks selected through objective selection criteria (except to the extent necessary to comply with applicable federal tax laws). In other cases, it may involve a passively managed strategy utilized to achieve investment results that correspond to a particular market index. Such a Portfolio will not sell stocks in its portfolio and buy different stocks over the course of a year, even if there are adverse developments concerning a particular stock, company or industry. There can be no assurance that the strategy will be successful.

PREPAYMENT: Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other pass-through securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates a Portfolio may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by a Portfolio may exhibit price characteristics of longer-term debt securities.

REAL ESTATE INDUSTRY: Risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If the Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. In addition, REITs are dependent upon management skill, may not be diversified and are subject to project financing risks. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and to maintain exemption from registration under the Investment Company Act of 1940.

SECTOR RISK: Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As a Portfolio allocates more of its portfolio holdings to a particular sector, the Portfolio's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

SECURITIES SELECTION: A strategy used by a Portfolio, or securities selected by its portfolio manager, may fail to produce the intended return.

SHORT SALE RISKS: Short sales by a Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

SMALL AND MEDIUM SIZED COMPANIES: Companies with smaller market capitalizations (particularly under $1.35 billion) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Securities of medium sized companies are also usually more volatile and entail greater risks than securities of large companies.

TECHNOLOGY SECTOR: There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the price of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers, bears an additional risk that economic events may affect a substantial portion of the Portfolio's investments. In addition, at times, equity securities of technology-related issuers may underperform relative to other sectors.

UNSEASONED COMPANIES: Unseasoned companies are companies that have operated less than three years. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

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UTILITY INDUSTRY:  Risks include (i) utility companies' difficulty in earning adequate returns on investment despite frequent rate increases; (ii) restrictions on operations and increased costs and delays due to governmental regulations; (iii) building or construction delays; (iv) environmental regulations; (v) difficulty of the capital markets in absorbing utility debt and equity securities; (vi) difficulties in obtaining fuel at reasonable prices and
(vii) potential effect of deregulation.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                                   MANAGEMENT
--------------------------------------------------------------------------------

INFORMATION ABOUT THE INVESTMENT ADVISER AND MANAGER

SAAMCo serves as investment adviser and manager for all the Portfolios of the Trust. SAAMCo selects the Subadvisers for Portfolios, manages the investments for certain Portfolios, provides various administrative services and supervises the daily business affairs of each Portfolio. SAAMCo was organized in 1982 under the laws of Delaware, and managed, advised or administered assets in excess of $42.9 billion as of December 31, 2004. SAAMCo is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992

SAAMCo has received an exemptive order from the Securities and Exchange Commission that permits SAAMCo, subject to certain conditions, to enter into agreements relating to the Trust with Subadvisers approved by the Board of Trustees without obtaining shareholder approval. The exemptive order also permits SAAMCo, subject to the approval of the Board but without shareholder approval, to employ new Subadvisers for new or existing Portfolios, change the terms of particular agreements with Subadvisers or continue the employment of existing Subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders will be notified of any Subadviser changes. Shareholders of a Portfolio have the right to terminate an agreement with a Subadviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio.

In addition to serving as investment adviser and manager of the Trust, SAAMCo serves as adviser, manager and/or administrator for AIG Series Trust, Anchor Series Trust, Seasons Series Trust, SunAmerica Focused Series, Inc., SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Senior Floating Rate Fund, Inc., VALIC Company I and VALIC Company II.

For the fiscal year ended January 31, 2005, each Portfolio paid SAAMCo a fee equal to the following percentage of average daily net assets:

                         PORTFOLIO                             FEE
                         ---------                            -----
Cash Management Portfolio...................................  0.50%
Corporate Bond Portfolio....................................  0.56%
Global Bond Portfolio.......................................  0.69%
High-Yield Bond Portfolio...................................  0.61%
Worldwide High Income Portfolio.............................  0.98%
SunAmerica Balanced Portfolio...............................  0.63%
MFS Total Return Portfolio..................................  0.65%
Telecom Utility Portfolio...................................  0.75%
Growth-Income Portfolio.....................................  0.55%
Federated American Leaders Portfolio........................  0.69%
Davis Venture Value Portfolio...............................  0.71%
"Dogs" of Wall Street Portfolio.............................  0.60%
Alliance Growth Portfolio...................................  0.61%
Goldman Sachs Research Portfolio............................  1.17%
MFS Massachusetts Investors Trust Portfolio.................  0.70%
Putnam Growth: Voyager Portfolio............................  0.83%
Blue Chip Growth Portfolio..................................  0.70%
Real Estate Portfolio.......................................  0.78%
MFS Mid-Cap Growth Portfolio................................  0.75%
Aggressive Growth Portfolio.................................  0.71%

                                                         SunAmerica Series Trust

                         PORTFOLIO                             FEE
                         ---------                            -----
Growth Opportunities Portfolio..............................  0.75%
Marsico Growth Portfolio....................................  0.85%
Technology Portfolio........................................  1.19%
Small & Mid Cap Value Portfolio.............................  1.00%
International Growth and Income Portfolio...................  0.95%
Global Equities Portfolio...................................  0.78%
International Diversified Equities Portfolio................  1.00%
Emerging Markets Portfolio..................................  1.25%
Foreign Value Portfolio.....................................  0.91%

INFORMATION ABOUT THE SUBADVISERS

ALLIANCE CAPITAL MANAGEMENT L.P. (Alliance) is a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, NY 10105. Alliance is a leading global investment management firm. Alliance provides management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. Alliance is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. As of December 31, 2004, Alliance had approximately $539 billion in assets under management.

BANC OF AMERICA CAPITAL MANAGEMENT, LLC (BACAP) is located at One Bank of America Plaza, Charlotte, NC 28255. BACAP is dedicated to providing responsible investment management and superior service and manages money for corporations, endowments and foundations, public funds/municipalities and individuals. As of December 31, 2004, BACAP had over $193 billion in assets under management.

DAVIS SELECTED ADVISERS, L.P. D/B/A DAVIS ADVISORS (Davis) is located at 2949 East Elvira Road, Suite 101, Tucson, AZ 85706. Davis provides advisory services to other investment companies. The Subadvisory Agreement with Davis provides that Davis may delegate any of its responsibilities under the agreement to one of its affiliates, including Davis Selected Advisers -- NY, Inc., a wholly-owned subsidiary; however, Davis remains ultimately responsible (subject to supervision by SAAMCo) for the assets of the Portfolios allocated to it. As of December 31, 2004, Davis had approximately $58 billion in assets under management.

FEDERATED INVESTMENT MANAGEMENT COMPANY and FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA (collectively, Federated) are located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. Effective May 1, 2004, Federated Investment Management Company became Subadviser for the Corporate Bond Portfolio, and Federated Equity Management Company of Pennsylvania became Subadviser for the Telecom Utility Portfolio and the Federated American Leaders Portfolio. Previously, the Subadviser for each of these Portfolios was Federated Investment Counseling. Both the new Subadvisers and the previous Subadviser are wholly owned subsidiaries of Federated Investors, Inc. The change in Subadviser entities did not change the portfolio managers for the three Portfolios. Federated and affiliated companies serve as investment advisor to a number of investment companies and private accounts. As of December 31, 2004, Federated and affiliated companies had approximately $179.3 billion in assets under management.

GOLDMAN SACHS ASSET MANAGEMENT, L.P. (GSAM) is located at 32 Old Slip, New York, NY 10005. GSAM registered as an investment adviser in 1990. Prior to the end of April 2003, Goldman Sachs Asset Management, a business unit of the Investment Management Division of Goldman, Sachs & Co. (Goldman Sachs) served as the investment adviser for the Goldman Sachs Research and Global Bond Portfolios. On or about April 26, 2003, GSAM assumed Goldman Sachs' investment advisory responsibilities for these Portfolios. GSAM is one of the leading global investment managers, serving a wide range of clients including pension funds, foundations and insurance companies and individual investors. As of December 31,

SunAmerica Series Trust

2004, GSAM, along with other units of the Investment Management Division of Goldman Sachs, had approximately $451.3 billion in assets under management.

GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL (GSAM-International), a business unit of the Investment Management Division of Goldman Sachs, is located at Christchurch Court 10-15 Newgate Street, London EC1A 7HD, England. GSAM-International has been a member of the Investment Management Regulatory Organization Limited, a United Kingdom self-regulatory organization, since 1990 and a registered investment adviser since 1991. As of December 31, 2004, GSAM-International, along with other units of the Investment Management Division of Goldman Sachs, had approximately $451.3 billion in assets under management.

MARSICO CAPITAL MANAGEMENT, LLC (Marsico) is located at 1200 Seventeenth Street, Suite 1600, Denver, CO 80202. Marsico is a registered investment adviser formed in 1997 that became a wholly owned indirect subsidiary of Bank of America Corporation in January 2001. Marsico provides investment advisory services to mutual funds and private accounts. As of December 31, 2004, Marsico managed approximately $43 billion in assets under management.

MASSACHUSETTS FINANCIAL SERVICES COMPANY (MFS) is America's oldest mutual fund organization and, with its predecessor organizations, has a history of money management dating from 1924 and the founding of the first mutual fund in the United States. MFS is located at 500 Boylston Street, Boston, MA 02116. As of December 31, 2004, MFS had approximately $146.2 billion in assets under management.

MORGAN STANLEY INVESTMENT MANAGEMENT INC. (MSIM Inc.) is a subsidiary of Morgan Stanley and conducts a worldwide portfolio management business providing a broad range of services to customers in the U.S. and abroad. MSIM Inc. is located at 1221 Avenue of the Americas, New York, NY 10020. MSIM Inc. does business in certain circumstances, including its role as a Subadviser to the Trust, using the name "VAN KAMPEN." As of December 31, 2004, MSIM Inc. together with its affiliated asset management companies had approximately $431.4 billion in assets under management.

PUTNAM INVESTMENT MANAGEMENT, LLC (Putnam) is a Delaware limited liability company with principal offices at One Post Office Square, Boston, MA 02109. Putnam has been managing mutual funds since 1937 and serves as investment adviser to the funds in the Putnam Family. As of December 31, 2004, Putnam had approximately $213.3 billion in assets under management.

TEMPLETON INVESTMENT COUNSEL, LLC (Templeton) is a Delaware limited liability company located at 500 E. Broward Boulevard, Suite 2100, Ft. Lauderdale, FL 33394. Templeton is a wholly-owned subsidiary of Franklin Resources, Inc. (referred to as Franklin Templeton Investments), a publicly owned company engaged in the financial services industry through its subsidiaries. As of December 31, 2004, Franklin Templeton Investments managed approximately $402 billion in assets composed of mutual funds and other investment vehicles for individuals, institutions, pension plans, trusts and partnerships in 128 countries.

SAAMCo compensates the various Subadvisers out of the advisory fees that it receives from the respective Portfolios. SAAMCo may terminate any agreement with a Subadviser without shareholder approval.

INFORMATION ABOUT THE DISTRIBUTOR

AIG SunAmerica Capital Services, Inc. (the "Distributor") distributes each Portfolio's shares and incurs the expenses of distributing the Portfolios' shares under a Distribution Agreement with respect to the Portfolios, none of which are reimbursed by or paid for by the Portfolios. The Distributor is located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.

                                                         SunAmerica Series Trust

PORTFOLIO MANAGEMENT

The investment manager(s) and/or management team(s) that have primary responsibility for the day-to-day management of the Portfolios are set forth below in the following table. Unless otherwise noted, a management team's members share responsibility in making investment decisions on behalf of a Portfolio and no team member is limited in his/her role with respect to the management team. The Cash Management Portfolio is subadvised by BACAP.

The Statement of Additional Information provides information regarding the portfolio managers listed below, including other accounts they manage, their ownership interest in the Portfolio(s) that they serve as portfolio manager, and the structure and method used by the Adviser/Subadviser to determine their compensation.


---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Corporate Bond Portfolio   Federated                   - Joseph M. Balestrino           Mr. Balestrino joined
                                                          Senior Vice President and      Federated in 1986 as a Project
                                                          Portfolio Manager              Manager in the Product Design
                                                                                         Department and became an
                                                                                         Assistant Vice President and
                                                                                         Investment Analyst in 1991. He
                                                                                         became a Vice President and
                                                                                         portfolio manager in 1995 and
                                                                                         a Senior Vice President in
                                                                                         1998. Mr. Balestrino serves as
                                                                                         a back-up portfolio manager to
                                                                                         this Portfolio.

                                                        - Mark E. Durbiano               Mr. Durbiano joined Federated
                                                          Senior Vice President and      in 1982 as an Investment
                                                          Portfolio Manager              Analyst and became a Vice
                                                                                         President and portfolio
                                                                                         manager in 1988. He has been a
                                                                                         Senior Vice President since
                                                                                         1996.

                                                        - Christopher J. Smith           Mr. Smith joined Federated in
                                                          Vice President and Portfolio   1995 as a Portfolio Manager
                                                          Manager                        and Vice President. Mr. Smith
                                                                                         holds the Chartered Financial
                                                                                         Analyst designation.
---------------------------------------------------------------------------------------------------------------------------

SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Corporate Bond Portfolio    Federated                  - Nathan H. Kehm                 Mr. Kehm joined Federated in
 (continued)                                              Vice President and Portfolio   1997 as an Investment Analyst.
                                                          Manager                        He was promoted to Assistant
                                                                                         Vice President and Senior
                                                                                         Investment Analyst in 1999 and
                                                                                         Vice President in 2001. Mr.
                                                                                         Kehm holds the Chartered
                                                                                         Financial Analyst designation.
---------------------------------------------------------------------------------------------------------------------------
 Global Bond Portfolio       GSAM-International         - Andrew F. Wilson               Mr. Wilson joined GSAM in 1995
                                                          Managing Director, Co-Head     as a senior Global Fixed
                                                          of Global Fixed Income and     Income portfolio manager, was
                                                          Currency Management and        promoted to Managing Director
                                                          Senior Portfolio Manager       in 1999 and is now Co-Head of
                                                                                         the global fixed income and
                                                                                         currency business. During his
                                                                                         tenure with GSAM he has been
                                                                                         responsible for Global Fixed
                                                                                         Income positioning, is a
                                                                                         member of the Fixed Income
                                                                                         Investment Strategy group and
                                                                                         is also a member of the Global
                                                                                         Asset Allocation Committee.
                                                                                         Prior to joining GSAM Mr.
                                                                                         Wilson was a Senior Global
                                                                                         Fixed Income Portfolio Manager
                                                                                         at Rothschild Asset
                                                                                         Management.
---------------------------------------------------------------------------------------------------------------------------

                                                         SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Global Bond Portfolio      GSAM-International          - Philip Moffitt                 Mr. Moffitt joined GSAM in
 (continued)                                              Managing Director, Co-Head     1999. He is Co-Head of our
                                                          of Global Fixed Income and     Global Fixed Income and
                                                          Currency Management and        Currency Business. Prior to
                                                          Senior Portfolio Manager       joining GSAM he worked for
                                                                                         three years as a proprietary
                                                                                         trader for Tokai Asia Ltd in
                                                                                         Hong Kong. Before that Mr.
                                                                                         Moffitt spent ten years with
                                                                                         Bankers Trust Asset Management
                                                                                         in Australia, where he was a
                                                                                         Managing Director responsible
                                                                                         for all active global fixed
                                                                                         income funds as well as a
                                                                                         member of the Asset Allocation
                                                                                         Committee.

                                                        - Iain Lindsay                   Mr. Lindsay joined GSAM in
                                                          Managing Director, Global      2001 and is currently Managing
                                                          Fixed Income and Currency      Director of Global Fixed
                                                          and Senior Portfolio Manager   Income and Currency
                                                                                         Management. In addition, he is
                                                                                         a senior investment
                                                                                         professional in GSAM's global
                                                                                         fixed income and currency team
                                                                                         and is a member of its Fixed
                                                                                         Income Strategy Group. Prior
                                                                                         to joining GSAM in 2001, Mr.
                                                                                         Lindsay was with JP Morgan
                                                                                         Investment Management where he
                                                                                         was a portfolio manager and a
                                                                                         sell-side fixed income
                                                                                         investment strategist.
---------------------------------------------------------------------------------------------------------------------------

SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 High-Yield Bond            SAAMCo                      - Thomas Reeg                    Mr. Reeg joined SAAMCo in 2004
 Portfolio                                                Portfolio Manager              as a portfolio manager. In
                                                                                         addition to his position with
                                                                                         SAAMCo, Mr. Reeg is currently
                                                                                         Managing Director and
                                                                                         Portfolio Manager, Leverage
                                                                                         Finance Group of AIG Global
                                                                                         Investment Corp. ("AIGGIC").
                                                                                         Prior to joining AIGGIC in
                                                                                         2002, he was a senior research
                                                                                         analyst with Bank One Capital
                                                                                         Markets from 2001 to 2002 and
                                                                                         ABN AMRO from 1999 to 2001.
                                                                                         Mr. Reeg holds the Chartered
                                                                                         Financial Analyst designation.

                                                        - Greg A. Braun                  Mr. Braun joined SAAMCo in
                                                          Portfolio Manager              2002 as a portfolio manager.
                                                                                         In addition to his position
                                                                                         with SAAMCo, Mr. Braun is
                                                                                         currently Managing Director
                                                                                         and Portfolio Manager,
                                                                                         CDO/Mutual Funds of AIGGIC.
                                                                                         Prior to joining AIGGIC in
                                                                                         2001, Mr. Braun was a senior
                                                                                         credit analyst with American
                                                                                         General Investment Management,
                                                                                         L.P. from 1996 to 2001. Mr.
                                                                                         Braun holds the Chartered
                                                                                         Financial Analyst designation.
---------------------------------------------------------------------------------------------------------------------------

                                                         SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Worldwide High Income      Van Kampen                  High Yield Team includes:
 Portfolio
                                                        - Sheila Finnerty                Ms. Finnerty is a Managing
                                                          Managing Director and          Director and Portfolio Manager
                                                          Portfolio Manager              of MSIM Inc. Ms. Finnerty
                                                                                         joined Morgan Stanley in 1993
                                                                                         and has been with MSIM Inc.
                                                                                         since 1998. Ms. Finnerty is a
                                                                                         co-team leader of the
                                                                                         Portfolio.
                                                        - Gordon W. Loery                Mr. Loery is an Executive
                                                          Executive Director and         Director and Portfolio Manager
                                                          Portfolio Manager              of MSIM Inc. Mr. Loery joined
                                                                                         Morgan Stanley & Co.
                                                                                         Incorporated (Morgan Stanley),
                                                                                         a MSIM Inc. affiliate, in 1990
                                                                                         as a fixed income analyst and
                                                                                         has been a Portfolio Manager
                                                                                         with MSIM Inc.'s affiliate
                                                                                         Miller Anderson & Sherrerd,
                                                                                         LLP (MAS) since 1996.

                                                        Emerging Markets Debt Team
                                                        includes:
                                                        - Abigail McKenna                Ms. McKenna joined MSIM in
                                                          Managing Director and          1996. Ms. McKenna is a co-
                                                          Portfolio Manager              team leader of the Portfolio.

                                                        - Eric Baurmeister               Mr. Baurmeister joined MSIM
                                                          Executive Director and         Inc. in 1997 and is a
                                                          Portfolio Manager              portfolio manager of the
                                                                                         emerging markets debt
                                                                                         portfolio. Prior to joining
                                                                                         MSIM Inc., he was a portfolio
                                                                                         manager at MIMCO from 1992 to
                                                                                         1996. He holds the Chartered
                                                                                         Financial Analyst designation.

                                                        - Federico Kuane                 Mr. Kuane joined MSIM in 2002.
                                                          Executive Director and         Prior to 2002, Mr. Kuane was a
                                                          Portfolio Manager              Senior Vice President and
                                                                                         Senior Economist at Goldman
                                                                                         Sachs.
---------------------------------------------------------------------------------------------------------------------------

SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 SunAmerica Balanced        SAAMCo                      - Francis D. Gannon              Mr. Gannon has been a
 Portfolio                                                Senior Vice President and      portfolio manager with SAAMCo
                                                          Portfolio Manager              since 1996. He joined SAAMCo
                                                        Fixed Income Investment Team     in 1993 as an equity analyst.
                                                          includes:
                                                        - Thomas Reeg                    See above.
                                                         Portfolio Manager
                                                        - Greg Braun                     See above.
                                                          Portfolio Manager
---------------------------------------------------------------------------------------------------------------------------
 MFS Total Return           MFS                         Investment team includes:
 Portfolio
                                                        - Brooks Taylor                  Mr. Taylor is a Portfolio
                                                          Vice President and Portfolio   Manager of the equity portion.
                                                          Manager                        He joined MFS in 1996. Mr.
                                                                                         Taylor is the team leader of
                                                                                         this Portfolio.

                                                        - Steven R. Gorham               Mr. Gorham, the manager of the
                                                          Senior Vice President and      Portfolio's equity portion,
                                                          Portfolio Manager              joined MFS in 1992, and has
                                                                                         been a portfolio manager since
                                                                                         2002.

                                                        - Michael W. Roberge             Mr. Roberge, the manager of
                                                          Senior Vice President and      the Portfolio's fixed income
                                                          Portfolio Manager              portion, joined MFS in 1996,
                                                                                         and has been a portfolio
                                                                                         manager since 2002.

                                                        - William J. Adams               Mr. Adams, manager of the bond
                                                          Vice President and Portfolio   portfolios, variable and
                                                          Manager                        off-shore investment products,
                                                                                         joined MFS in 1997. He was
                                                                                         promoted to Vice President in
                                                                                         1999, associate portfolio
                                                                                         manager in 2000 and portfolio
                                                                                         manager in 2001.
---------------------------------------------------------------------------------------------------------------------------

                                                         SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 MFS Total Return                                       - Kenneth J. Enright             Mr. Enright, a manager of the
 Portfolio (continued)                                    Senior Vice President and      Portfolio's equity portion,
                                                          Portfolio Manager              joined MFS in 1986 as a
                                                                                         research analyst. He became an
                                                                                         Assistant Vice President in
                                                                                         1987, Vice President in 1988,
                                                                                         portfolio manager in 1993 and
                                                                                         Senior Vice President in 1999.
---------------------------------------------------------------------------------------------------------------------------
 Telecom Utility            Federated                   - John L. Nichol                 Mr. Nichol joined Federated in
 Portfolio                                                Vice President and Portfolio   September 2000 as an Assistant
                                                          Manager                        Vice President/Senior
                                                                                         Investment Analyst. Prior to
                                                                                         joining Federated, Mr. Nichol
                                                                                         was a securities analyst and
                                                                                         portfolio manager for the
                                                                                         Public Employees Retirement
                                                                                         System of Ohio from 1992
                                                                                         through August 2000. Mr.
                                                                                         Nichol holds the Chartered
                                                                                         Financial Analyst designation.
---------------------------------------------------------------------------------------------------------------------------
 Growth-Income Portfolio    Alliance                    - Michael R. Baldwin             Mr. Baldwin joined the company
                                                          Portfolio Manager and Senior   in 1989 and is currently
                                                          Vice President                 Senior Vice President,
                                                                                         Portfolio Manager and
                                                                                         Associate Director of
                                                                                         Research.
---------------------------------------------------------------------------------------------------------------------------
 Federated American         Federated                   - Kevin R. McCloskey             Mr. McCloskey, who joined
 Leaders Portfolio                                        Vice President and Portfolio   Federated in 1999 as a
                                                          Manager                        portfolio manager, is a Vice
                                                                                         President. From September 1994
                                                                                         to July 1999, he served as a
                                                                                         portfolio manager, and from
                                                                                         January 1994 to September
                                                                                         1994, he served as an
                                                                                         investment/quantitative
                                                                                         analyst at Killian Asset
                                                                                         Management Corpora-
                                                                                         tion. Mr. McCloskey holds the
                                                                                         Chartered Financial Analyst
                                                                                         designation.
---------------------------------------------------------------------------------------------------------------------------

SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Federated American         Federated                   - William Dierker                Mr. Dierker joined Federated
 Leaders Portfolio                                        Senior Vice President and      in September 2004 as a Senior
 (continued)                                              Senior Portfolio Manager       Portfolio Manager/ Senior Vice
                                                                                         President. Prior to joining
                                                                                         Federated, he was a Senior
                                                                                         Portfolio Manager and Managing
                                                                                         Director of the value equity
                                                                                         team at Banc One Investment
                                                                                         Advisers from April 2003 to
                                                                                         September 2004. He served as
                                                                                         Vice President, Equity
                                                                                         Securities with Nationwide
                                                                                         Insurance Enterprise from
                                                                                         September 1999 to January
                                                                                         2002, and as Vice
                                                                                         President/Portfolio Manager
                                                                                         with Gartmore Global
                                                                                         Investments, a subsidiary of
                                                                                         Nationwide, from January 2002
                                                                                         to April 2003. Mr. Dierker
                                                                                         holds the Chartered Financial
                                                                                         Analyst designation.
---------------------------------------------------------------------------------------------------------------------------
 Davis Venture Value        Davis                       - Christopher C. Davis           Mr. Davis has been employed by
 Portfolio                                                Portfolio Manager              Davis since 1989 as a research
                                                                                         analyst, assistant portfolio
                                                                                         manager, co-portfolio manager,
                                                                                         and portfolio manager.

                                                        - Kenneth C. Feinberg            Mr. Feinberg has been employed
                                                          Portfolio Manager              by Davis since 1994 as a
                                                                                         research analyst, assistant
                                                                                         portfolio manager, and
                                                                                         portfolio manager.
---------------------------------------------------------------------------------------------------------------------------

                                                         SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 "Dogs" of Wall Street      SAAMCo                      - Steve A. Neimeth               Mr. Neimeth joined the firm as
 Portfolio                                                Senior Vice President and      a portfolio manager in April
                                                          Portfolio Manager              2004. Prior to joining SAAMCo,
                                                                                         Mr. Neimeth was a portfolio
                                                                                         manager of the Neuberger
                                                                                         Berman Large-Cap Value Fund
                                                                                         since 2002. Between 1997 and
                                                                                         2002, Mr. Neimeth was a
                                                                                         portfolio manager and research
                                                                                         analyst at Bear Stearns Asset
                                                                                         Management.
---------------------------------------------------------------------------------------------------------------------------
 Alliance Growth            Alliance                    - Scott Wallace                  Mr. Wallace joined Alliance
 Portfolio                                                Senior Vice President and      Capital in 2001. Prior to
                                                          Large Cap Growth Portfolio     joining Alliance, he was with
                                                          Manager                        J.P. Morgan for 15 years,
                                                                                         where he was a managing
                                                                                         director and held a variety of
                                                                                         roles in the U.S. and abroad,
                                                                                         most recently as head of
                                                                                         equities in Japan.
---------------------------------------------------------------------------------------------------------------------------
 Goldman Sachs Research     GSAM                        - Eileen Rominger                Ms. Rominger joined GSAM as a
 Portfolio                                                Managing Director              portfolio manager and Chief
                                                          Chief Investment Officer,      Investment Officer of its
                                                          Value Portfolio Manager        Value team in 1999. From 1981
                                                                                         to 1999, she worked at
                                                                                         Oppenheimer Capital, most
                                                                                         recently as a senior portfolio
                                                                                         manager.
---------------------------------------------------------------------------------------------------------------------------

SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Goldman Sachs Research     GSAM                        - Herbert E. Ehlers              Mr. Ehlers is Chief Investment
 Portfolio (continued)                                    Managing Director              Officer for the Growth team
                                                          Chief Investment Officer,      and has been the lead manager
                                                          Growth Portfolio Manager       of strategy since its
                                                                                         inception in 1981. He served
                                                                                         as Chief Investment Officer of
                                                                                         Liberty Asset Management
                                                                                         ("Liberty") prior to GSAM's
                                                                                         acquisition of Liberty in
                                                                                         January 1997. Mr. Ehlers
                                                                                         joined Liberty's predecessor
                                                                                         firm, Eagle Asset Management,
                                                                                         in 1980.
---------------------------------------------------------------------------------------------------------------------------
 MFS Massachusetts          MFS                         - T. Kevin Beatty                Mr. Beatty has been with MFS
 Investors Trust                                          Vice President and Portfolio   since 2002. Prior to joining
 Portfolio                                                Manager                        MFS, Mr. Beatty was an
                                                                                         investment research analyst at
                                                                                         State Street Research.

                                                        - Nicole Zatlyn                  Ms. Zatlyn has been with MFS
                                                          Vice President and Portfolio   since 2001. Prior to joining
                                                          Manager                        MFS, Ms. Zatlyn was an
                                                                                         investment analyst at Bowman
                                                                                         Capital Management, where she
                                                                                         was employed from 1999 to
                                                                                         2001.

                                                        - John Laupenheimer              Mr. Laupenheimer has been with
                                                          Senior Vice President and      MFS since 1981. Effective May
                                                          Portfolio Manager              31, 2005, Mr. Laupenheimer
                                                                                         will no longer serve as a
                                                                                         Portfolio Manager to this
                                                                                         Portfolio.
---------------------------------------------------------------------------------------------------------------------------

                                                         SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Putnam Growth: Voyager     Putnam                      - Kelly A. Morgan                Ms. Morgan is a Managing
 Portfolio                                                Managing Director and          Director and Chief Investment
                                                          Portfolio Manager              Officer of Putnam's Large-Cap
                                                                                         Growth team, and is a
                                                                                         portfolio leader for other
                                                                                         Putnam funds. Ms. Morgan
                                                                                         joined Putnam in 1996 and has
                                                                                         16 years of investment
                                                                                         experience. Ms. Morgan is a
                                                                                         co-Portfolio Leader.

                                                        - Robert E. Ginsberg             Mr. Ginsberg is a Managing
                                                          Managing Director and          Director and a portfolio
                                                          Portfolio Manager              leader, as well as a portfolio
                                                                                         member, for several Putnam
                                                                                         funds. Mr. Ginsberg joined
                                                                                         Putnam in 2004 and has 7 years
                                                                                         of investment experience.
                                                                                         Before joining Putnam, he was
                                                                                         a Portfolio Manager and Senior
                                                                                         Equity Analyst with Delaware
                                                                                         Investments from 1997 to 2004.
                                                                                         Mr. Ginsberg holds the
                                                                                         Chartered Financial Analyst
                                                                                         designation. In addition, he
                                                                                         is the other co-Portfolio
                                                                                         Leader.

                                                        - Saba S. Malak                  Mr. Malak is a Managing
                                                          Managing Director and          Director and a portfolio
                                                          Portfolio Manager              member for other Putnam funds.
                                                                                         Mr. Malak, who joined Putnam
                                                                                         in 1997, has 7 years of
                                                                                         investment experience. Mr.
                                                                                         Malak is a Portfolio Member.
---------------------------------------------------------------------------------------------------------------------------
 Blue Chip Growth           SAAMCo                      - Francis D. Gannon              Mr. Gannon has been a
 Portfolio                                                Senior Vice President and      portfolio manager with SAAMCo
                                                          Portfolio Manager              since 1996. He joined SAAMCo
                                                                                         in 1993 as an equity analyst.
---------------------------------------------------------------------------------------------------------------------------

SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Real Estate Portfolio      Davis                       - Andrew A. Davis                Mr. Davis has been employed by
                                                          Portfolio Manager              Davis since 1994 as a research
                                                                                         analyst, assistant portfolio
                                                                                         manager, co-portfolio manager
                                                                                         and portfolio manager.

                                                        - Chandler Spears                Mr. Spears joined Davis in
                                                          Portfolio Manager              2000 as a securities analyst.
                                                                                         Prior to his employment at
                                                                                         Davis, he served as director
                                                                                         of investor relations for
                                                                                         Charles E. Smith Residential
                                                                                         Realty and principal and
                                                                                         director of real estate
                                                                                         research of SNL Securities,
                                                                                         LC, both in Virginia.
---------------------------------------------------------------------------------------------------------------------------
 MFS Mid-Cap Growth         MFS                         Investment team includes:
 Portfolio
                                                        - David E. Sette-Ducati          Mr. Sette-Ducati joined MFS in
                                                          Senior Vice President and      1995 as a research analyst. He
                                                          Portfolio Manager              became an Investment Officer
                                                                                         in 1997, Vice President in
                                                                                         1999, portfolio manager in
                                                                                         February 2000 and Senior Vice
                                                                                         President in March 2001. Mr.
                                                                                         Sette-Ducati is the team
                                                                                         leader of the portfolio.

                                                        - Eric B. Fischman               Mr. Fischman joined MFS as a
                                                          Vice President and Portfolio   portfolio manager in 2000.
                                                          Manager                        Prior to joining MFS, Mr.
                                                                                         Fischman was an equity
                                                                                         research analyst for State
                                                                                         Street Research from 1998 to
                                                                                         2000. He is a member of this
                                                                                         Portfolio investment team.
---------------------------------------------------------------------------------------------------------------------------

                                                         SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Aggressive Growth          SAAMCo                      - Brian P. Clifford              Mr. Clifford joined SAAMCo in
 Portfolio                                                Vice President and Portfolio   February 1998 as a portfolio
                                                          Manager                        manager and was named Vice
                                                                                         President in October 1999.
                                                                                         From 1995 until he joined
                                                                                         SAAMCo, Mr. Clifford was a
                                                                                         portfolio manager with Morgan
                                                                                         Stanley Dean Witter.
---------------------------------------------------------------------------------------------------------------------------
 Growth Opportunities       SAAMCo                      - Brian P. Clifford              See above.
 Portfolio                                                Vice President and Portfolio
                                                          Manager
---------------------------------------------------------------------------------------------------------------------------
 Marsico Growth Portfolio   Marsico                     - Thomas F. Marsico              Mr. Marsico formed Marsico in
                                                          Chief Executive Officer,       1997 and is currently its
                                                          Chief Investment Officer and   Chief Investment Officer. Mr.
                                                          Portfolio Manager              Marsico has over 20 years of
                                                                                         experience as a securities
                                                                                         analyst and a portfolio
                                                                                         manager. From 1988 to 1997, he
                                                                                         was an Executive Vice
                                                                                         President and Portfolio
                                                                                         Manager at Janus Capital
                                                                                         Corporation where he served as
                                                                                         a portfolio manager of the
                                                                                         Janus Twenty Fund and the
                                                                                         Janus Growth and Income Fund.
---------------------------------------------------------------------------------------------------------------------------
 Technology Portfolio       Van Kampen                  - Alexander L. Umansky           Mr. Umansky joined MSIM Inc.
                                                          Executive Director and         as a compliance analyst in
                                                          Portfolio Manager              1994 and has been a Portfolio
                                                                                         Manager since 1998. From 1996
                                                                                         to 1998 he was a research
                                                                                         analyst in MSIM Inc.'s
                                                                                         Institutional Equity Group
                                                                                         focusing primarily on
                                                                                         technology.
---------------------------------------------------------------------------------------------------------------------------

SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Small & Mid Cap Value      Alliance                    U.S. Small/Mid Cap Value
 Portfolio                                              Equity Investment Policy
                                                        Group:

                                                        - Joseph Gerard Paul             Mr. Paul joined Alliance in
                                                          Chief Investment Officer       1987 and is currently a Senior
                                                                                         Vice President and Chief
                                                                                         Investment Officer for
                                                                                         Advanced Value, Small/Mid Cap
                                                                                         Value, and REITS.

                                                        - James MacGregor                Mr. MacGregor joined Alliance
                                                          Director of Research           in 1998 and is currently the
                                                                                         Director of Research for U.S.
                                                                                         Small/Mid Cap Value.

                                                        - Andrew Weiner                  Mr. Weiner joined Alliance in
                                                          Senior Analyst                 1997 and is currently a senior
                                                                                         analyst covering capital
                                                                                         equipment and consumer staples
                                                                                         for Large Cap and Small Cap
                                                                                         Equities.

                                                        - David Pasquale                 Mr. Pasquale joined Alliance
                                                          Analyst                        in 1999 and is currently an
                                                                                         analyst covering consumer
                                                                                         cyclicals and real estate.
---------------------------------------------------------------------------------------------------------------------------
 International Growth and   Putnam                      Investment team includes:
 Income Portfolio
                                                        - Pamela R. Holding              Ms. Holding joined Putnam in
                                                          Managing Director and Senior   1995 and has 16 years of
                                                          Portfolio Manager              investment industry
                                                                                         experience. She is currently a
                                                                                         Senior Portfolio Manager in
                                                                                         Putnam's International Value
                                                                                         team and is the portfolio
                                                                                         leader for the Putnam
                                                                                         International Growth and
                                                                                         Income Fund. Ms. Holding holds
                                                                                         the Chartered Financial
                                                                                         Analyst designation. Ms.
                                                                                         Holding is the lead portfolio
                                                                                         manager of this Portfolio.
---------------------------------------------------------------------------------------------------------------------------

                                                         SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 International Growth and   Putnam                      - George W. Stairs               Mr. Stairs joined Putnam in
 Income Portfolio                                         Senior Vice President and      1994 and has 17 years of
 (continued)                                              Senior Portfolio Manager       investment experience. He is a
                                                                                         portfolio member on Putnam's
                                                                                         International Core Equity and
                                                                                         International Value Equity
                                                                                         teams and is a portfolio
                                                                                         member of the Putnam
                                                                                         International Equity Fund and
                                                                                         International Growth and
                                                                                         Income Fund. Mr. Stairs holds
                                                                                         the Chartered Financial
                                                                                         Analyst designation.

                                                        - J. Fredrick Copper             Mr. Copper joined Putnam in
                                                          Senior Vice President and      2001 and has 13 years of
                                                          Portfolio Manager              investment experience. He is a
                                                                                         portfolio member in Putnam
                                                                                         Small and Mid Cap Value and
                                                                                         International Value teams.
                                                                                         From 1998 to 2001, Mr. Copper
                                                                                         was employed at Wellington
                                                                                         Management Company. Mr. Copper
                                                                                         holds the Chartered Financial
                                                                                         Analyst designation.
---------------------------------------------------------------------------------------------------------------------------
 Global Equities            Alliance                    Global Large Cap Growth Group:
 Portfolio

                                                        - Stephen Beinhacker             Mr. Beinhacker joined the
                                                          Senior Vice President and      company in 1992 and is
                                                          Portfolio Manager              currently a Senior Vice
                                                                                         President and
                                                                                         Global/International Large Cap
                                                                                         Growth Portfolio Manager. He
                                                                                         is also a member of the
                                                                                         European Growth team.
---------------------------------------------------------------------------------------------------------------------------
 International              Van Kampen                  - Ann Thivierge                  Ms. Thivierge joined MSIM Inc.
 Diversified Equities                                     Managing Director and          in 1986 and is currently a
 Portfolio                                                Portfolio Manager              Managing Director.
---------------------------------------------------------------------------------------------------------------------------

SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Emerging Markets           Putnam                      - Stephen S. Oler, CFA           Mr. Oler is a Senior Vice
 Portfolio                                                Senior Vice President and      President and Senior Portfolio
                                                          Senior Portfolio Manager       Manager on the Emerging
                                                                                         Markets Equity team. He joined
                                                                                         Putnam in 1997. Mr. Oler is a
                                                                                         CFA charterholder and has 19
                                                                                         years of investment
                                                                                         experience.

                                                        - Daniel Grana, CFA              Mr. Grana is a Vice President
                                                          Vice President and Portfolio   and Portfolio Manager on the
                                                          Manager                        Emerging Markets Equity team.
                                                                                         He joined Putnam in 1999. Mr.
                                                                                         Grana is a CFA charterholder
                                                                                         and has 10 years of investment
                                                                                         experience. Before joining
                                                                                         Putnam he was with Goldman
                                                                                         Sachs & Company during 1998
                                                                                         and Merrill Lynch & Co. from
                                                                                         1993 to 1997.
---------------------------------------------------------------------------------------------------------------------------
 Foreign Value Portfolio    Templeton                   Investment team includes:

                                                        - Antonio T. Docal               Mr. Docal joined Templeton in
                                                          Senior Vice President and      2001 and is currently Senior
                                                          Portfolio Manager              Vice President, Portfolio
                                                                                         Manager and Research Analyst.
                                                                                         Prior to joining Templeton,
                                                                                         Mr. Docal was Vice President
                                                                                         and Director at Evergreen
                                                                                         Funds in Boston,
                                                                                         Massachusetts. He holds the
                                                                                         Chartered Financial Analyst
                                                                                         designation. Mr. Docal is the
                                                                                         lead portfolio manager of this
                                                                                         Portfolio.
---------------------------------------------------------------------------------------------------------------------------

                                                         SunAmerica Series Trust


---------------------------------------------------------------------------------------------------------------------------
                                    ADVISER/                  NAME AND TITLE OF
        PORTFOLIO                  SUBADVISER              PORTFOLIO MANAGER (AND/                 EXPERIENCE
                                                             OR MANAGEMENT TEAM)
---------------------------------------------------------------------------------------------------------------------------
 Foreign Value Portfolio    Templeton                   - Tina Hellmer, CFA              Ms. Hellmer joined Templeton
 (continued)                                              Vice President and Portfolio   in 1997 and is currently a
                                                          Manager                        Vice President and Portfolio
                                                                                         Manager. She holds the
                                                                                         Chartered Financial Analyst
                                                                                         designation. Ms. Hellmer is a
                                                                                         back-up portfolio manager of
                                                                                         this Portfolio.

                                                        - Gary P. Motyl                  Mr. Motyl joined Templeton in
                                                          Chief Investment Officer,      1981 and is currently the
                                                          President and Portfolio        Chief Investment Officer of
                                                          Manager                        Templeton Institutional Global
                                                                                         Equities and President of
                                                                                         Templeton Investment Counsel
                                                                                         LLC. Mr. Motyl manages several
                                                                                         institutional mutual funds and
                                                                                         separate account portfolios.
                                                                                         He holds the Chartered
                                                                                         Financial Analyst designation.
                                                                                         Mr. Motyl is a back-up
                                                                                         portfolio manager of this
                                                                                         Portfolio.
---------------------------------------------------------------------------------------------------------------------------

CUSTODIAN, TRANSFER AND DIVIDEND PAYING AGENT

State Street Bank and Trust Company, Boston, MA, acts as Custodian of the Trust's assets as well as Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

SunAmerica Series Trust

--------------------------------------------------------------------------------

                             FINANCIAL HIGHLIGHTS*
--------------------------------------------------------------------------------
The following Financial Highlights tables for each Portfolio are intended to help you understand the Portfolios' financial performance for the past 5 years (or for periods since commencement of operations). Certain information reflects financial results for a single Portfolio share. Class 1, Class 2 and/or Class 3 shares are not offered in all Portfolios. The total returns in each table represent the rate that an investor would have earned on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). Separate Account charges are not reflected in the total returns. If these amounts were reflected, returns would be less than those shown. This information has been audited by PricewaterhouseCoopers, LLP, whose report, along with each Portfolio's financial statements, is included in the Trust's Annual Report to shareholders, which is available upon request.

-------------------------------------------------------------------------------------------------------------------------------
               NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
  ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
-------------------------------------------------------------------------------------------------------------------------------
                                               Cash Management Portfolio Class 1
01/31/01     $10.94      $0.66       $ (0.02)       $  0.64        $(0.45)        $   --         $(0.45)      $11.13      5.95%
01/31/02      11.13       0.37          0.02           0.39         (0.45)            --          (0.45)       11.07      3.48
01/31/03      11.07       0.15         (0.02)          0.13         (0.37)            --          (0.37)       10.83      1.22
01/31/04      10.83       0.08          0.00           0.08         (0.23)            --          (0.23)       10.68      0.72
01/31/05      10.68       0.10         (0.01)          0.09         (0.08)            --          (0.08)       10.69      0.86
                                               Cash Management Portfolio Class 2
07/09/01@-
01/31/02      11.34       0.12          0.03           0.15         (0.44)            --          (0.44)       11.05      1.34
01/31/03      11.05       0.12          0.01           0.13         (0.36)            --          (0.36)       10.82      1.22
01/31/04      10.82       0.06         (0.01)          0.05         (0.21)            --          (0.21)       10.66      0.48
01/31/05      10.66       0.08          0.01           0.09         (0.07)            --          (0.07)       10.68      0.80
                                               Cash Management Portfolio Class 3
09/30/02@-
01/31/03      10.78       0.02          0.01           0.03            --             --             --        10.81      0.28
01/31/04      10.81       0.04          0.01           0.05         (0.21)            --          (0.21)       10.65      0.45
01/31/05      10.65       0.08         (0.01)          0.07         (0.06)            --          (0.06)       10.66      0.63
                                               Corporate Bond Portfolio Class 1
01/31/01      11.12       0.89         (0.02)          0.87         (0.77)            --          (0.77)       11.22      8.11
01/31/02      11.22       0.84         (0.26)          0.58         (0.63)            --          (0.63)       11.17      5.27
01/31/03      11.17       0.80         (0.02)          0.78         (0.71)            --          (0.71)       11.24      7.17
01/31/04      11.24       0.69          0.71           1.40         (0.72)            --          (0.72)       11.92     12.67
01/31/05      11.92       0.65          0.07           0.72         (0.62)            --          (0.62)       12.02      6.18
                                               Corporate Bond Portfolio Class 2
07/09/01@-
01/31/02      11.37       0.43            --           0.43         (0.63)            --          (0.63)       11.17      3.84
01/31/03      11.17       0.73          0.03           0.76         (0.70)            --          (0.70)       11.23      6.99
01/31/04      11.23       0.67          0.71           1.38         (0.70)            --          (0.70)       11.91     12.53
01/31/05      11.91       0.63          0.07           0.70         (0.61)            --          (0.61)       12.00      5.95
                                               Corporate Bond Portfolio Class 3
09/30/02@-
01/31/03      10.83       0.20          0.20           0.40            --             --             --        11.23      3.69
01/31/04      11.23       0.61          0.75           1.36         (0.70)            --          (0.70)       11.89     12.31
01/31/05      11.89       0.59          0.11           0.70         (0.60)            --          (0.60)       11.99      5.96
                                                 Global Bond Portfolio Class 1
01/31/01      10.83       0.45          0.63           1.08         (0.70)            --          (0.70)       11.21     10.35
01/31/02      11.21       0.43          0.02           0.45         (1.03)            --          (1.03)       10.63      4.03
01/31/03      10.63       0.42          0.25           0.67         (0.18)         (0.15)         (0.33)       10.97      6.36
01/31/04      10.97       0.36          0.05           0.41            --             --             --        11.38      3.74
01/31/05      11.38       0.32          0.18           0.50            --          (0.14)         (0.14)       11.74      4.38
                                                 Global Bond Portfolio Class 2
07/09/01@-
01/31/02      11.41       0.21          0.04           0.25         (1.03)            --          (1.03)       10.63      2.17
01/31/03      10.63       0.38          0.27           0.65         (0.17)         (0.15)         (0.32)       10.96      6.18
01/31/04      10.96       0.33          0.06           0.39            --             --             --        11.35      3.56
01/31/05      11.35       0.30          0.18           0.48            --          (0.14)         (0.14)       11.69      4.22
                                                 Global Bond Portfolio Class 3
09/30/02@-
01/31/03      10.68       0.11          0.17           0.28            --             --             --        10.96      2.62
01/31/04      10.96       0.30          0.08           0.38            --             --             --        11.34      3.47
01/31/05      11.34       0.28          0.18           0.46            --          (0.14)         (0.14)       11.66      4.04

----------  -------------------------------------------------
              NET                    RATIO OF NET
             ASSETS     RATIO OF      INVESTMENT
             END OF    EXPENSES TO    INCOME TO
  PERIOD     PERIOD      AVERAGE       AVERAGE      PORTFOLIO
  ENDED     (000'S)    NET ASSETS     NET ASSETS    TURNOVER
----------  -------------------------------------------------
                    Cash Management Portfolio Class 1
01/31/01    $404,005      0.52%          5.83%          --%
01/31/02     600,741      0.52           3.31           --
01/31/03     457,994      0.52           1.37           --
01/31/04     244,351      0.54           0.69           --
01/31/05     227,570      0.56           0.90           --
                    Cash Management Portfolio Class 2
07/09/01@-
01/31/02      22,093      0.68+          1.75+          --
01/31/03      82,513      0.67           1.13           --
01/31/04      54,706      0.69           0.54           --
01/31/05      56,609      0.71           0.77           --
                    Cash Management Portfolio Class 3
09/30/02@-
01/31/03      10,355      0.76+          0.68+          --
01/31/04      59,832      0.80           0.37           --
01/31/05     109,704      0.81           0.75           --
                    Corporate Bond Portfolio Class 1
01/31/01     199,334      0.69           7.99           36
01/31/02     258,912      0.67           7.41           83
01/31/03     263,378      0.65           7.17           45
01/31/04     277,860      0.64           5.89           46
01/31/05     279,090      0.63           5.46           32
                    Corporate Bond Portfolio Class 2
07/09/01@-
01/31/02      10,530      0.82+          7.05+          83
01/31/03      40,274      0.80           6.87           45
01/31/04      55,428      0.79           5.73           46
01/31/05      63,706      0.78           5.30           32
                    Corporate Bond Portfolio Class 3
09/30/02@-
01/31/03       2,965      0.87+          5.87+          45
01/31/04      29,614      0.90           5.56           46
01/31/05      92,720      0.89           5.13           32
                      Global Bond Portfolio Class 1
01/31/01     139,528      0.81(1)        4.07(1)       202
01/31/02     145,556      0.81           3.84          193
01/31/03     132,160      0.80           3.89           66
01/31/04     114,854      0.82           3.17          115
01/31/05     102,785      0.83           2.79           86
                      Global Bond Portfolio Class 2
07/09/01@-
01/31/02       2,873      0.97+         3.46+          193
01/31/03      10,931      0.94           3.70           66
01/31/04      14,577      0.97           3.00          115
01/31/05      16,528      0.98           2.63           86
                      Global Bond Portfolio Class 3
09/30/02@-
01/31/03         848      0.98+          3.20+          66
01/31/04       8,162      1.07           2.82          115
01/31/05      17,720      1.09           2.51           86

---------------

   *  Calculated based upon average shares outstanding.
  ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
      If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
   +  Annualized
   @  Inception date of class
 (1)  Gross of custody credits of 0.01%.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                         SunAmerica Series Trust

-------------------------------------------------------------------------------------------------------------------------------
               NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
  ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
-------------------------------------------------------------------------------------------------------------------------------
                                               High-Yield Bond Portfolio Class 1
01/31/01     $10.54      $1.09        $(1.44)        $(0.35)       $(1.11)        $   --         $(1.11)      $ 9.08     (3.44)%
01/31/02       9.08       0.98         (1.94)         (0.96)        (1.11)            --          (1.11)        7.01    (10.11)
01/31/03       7.01       0.63         (0.98)         (0.35)        (0.99)            --          (0.99)        5.67     (3.92)
01/31/04       5.67       0.58          1.21           1.79         (0.46)            --          (0.46)        7.00     32.41
01/31/05       7.00       0.61          0.35           0.96         (0.66)            --          (0.66)        7.30     14.59
                                               High-Yield Bond Portfolio Class 2
07/09/01@-
01/31/02       8.48       0.43         (0.80)         (0.37)        (1.11)            --          (1.11)        7.00     (3.92)
01/31/03       7.00       0.57         (0.92)         (0.35)        (0.98)            --          (0.98)        5.67     (3.87)
01/31/04       5.67       0.55          1.22           1.77         (0.45)            --          (0.45)        6.99     32.05
01/31/05       6.99       0.59          0.35           0.94         (0.65)            --          (0.65)        7.28     14.29
                                               High-Yield Bond Portfolio Class 3
09/30/02@-
01/31/03       5.21       0.18          0.28           0.46            --             --             --         5.67      8.83
01/31/04       5.67       0.54          1.22           1.76         (0.45)            --          (0.45)        6.98     31.84
01/31/05       6.98       0.57          0.37           0.94         (0.64)            --          (0.64)        7.28     14.36
                                            Worldwide High Income Portfolio Class 1
01/31/01      10.59       1.12         (0.76)          0.36         (1.21)            --          (1.21)        9.74      3.67
01/31/02       9.74       0.93         (1.85)         (0.92)        (1.17)            --          (1.17)        7.65     (8.61)
01/31/03       7.65       0.67         (0.72)         (0.05)        (1.06)            --          (1.06)        6.54      0.45
01/31/04       6.54       0.52          1.11           1.63         (0.63)            --          (0.63)        7.54     25.40
01/31/05       7.54       0.56          0.07           0.63         (0.49)            --          (0.49)        7.68      8.64
                                            Worldwide High Income Portfolio Class 2
07/09/01@-
01/31/02       8.92       0.45         (0.55)         (0.10)        (1.17)            --          (1.17)        7.65     (0.25)
01/31/03       7.65       0.62         (0.70)         (0.08)        (1.05)            --          (1.05)        6.52      0.10
01/31/04       6.52       0.49          1.13           1.62         (0.62)            --          (0.62)        7.52     25.31
01/31/05       7.52       0.54          0.07           0.61         (0.48)            --          (0.48)        7.65      8.38
                                            Worldwide High Income Portfolio Class 3
11/11/02@-
01/31/03       6.15       0.14          0.23           0.37            --             --             --         6.52      6.02
01/31/04       6.52       0.49          1.11           1.60         (0.62)            --          (0.62)        7.50     24.95
01/31/05       7.50       0.50          0.11           0.61         (0.47)            --          (0.47)        7.64      8.43

----------  -------------------------------------------------
              NET                    RATIO OF NET
             ASSETS     RATIO OF      INVESTMENT
             END OF    EXPENSES TO    INCOME TO
  PERIOD     PERIOD      AVERAGE       AVERAGE      PORTFOLIO
  ENDED      (000S)    NET ASSETS     NET ASSETS    TURNOVER
----------  -------------------------------------------------
                    High-Yield Bond Portfolio Class 1
01/31/01    $299,534      0.71%(1)      10.98%(1)     106%
01/31/02     255,845      0.71          12.18          148
01/31/03     221,410      0.75          10.09          121
01/31/04     311,063      0.73           9.09          125
01/31/05     269,008      0.72           8.66           88
                    High-Yield Bond Portfolio Class 2
07/09/01@-
01/31/02       4,785      0.88+         11.22+         148
01/31/03      18,881      0.91          10.15          121
01/31/04      44,595      0.88           8.82          125
01/31/05      44,426      0.87           8.49           88
                    High-Yield Bond Portfolio Class 3
09/30/02@-
01/31/03       3,165      1.04+(1)      10.74+(1)      121
01/31/04      28,897      0.97           8.51          125
01/31/05      42,599      0.97           8.31           88
                 Worldwide High Income Portfolio Class 1
01/31/01     117,236      1.10          10.84          158
01/31/02      93,599      1.11(1)       10.97(1)       139
01/31/03      77,847      1.15           9.55          103
01/31/04      92,530      1.15           7.16          149
01/31/05      86,357      1.13           7.37           90
                 Worldwide High Income Portfolio Class 2
07/09/01@-
01/31/02       1,028      1.27+(1)      10.53+(1)      139
01/31/03       3,247      1.29           9.44          103
01/31/04       6,927      1.30           7.00          149
01/31/05       8,064      1.28           7.22           90
                 Worldwide High Income Portfolio Class 3
11/11/02@-
01/31/03         106      1.36+          9.43+         103
01/31/04         718      1.39           6.74          149
01/31/05       1,123      1.38           7.06           90

---------------

   *  Calculated based upon average shares outstanding.
  ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
      If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
   +  Annualized
   @  Inception date of class
 (1) Gross of custody credits of 0.01% and 0.01%, for the periods ending January 31, 2001 and January 31, 2002.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SunAmerica Series Trust

-------------------------------------------------------------------------------------------------------------------------------
               NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
  ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
-------------------------------------------------------------------------------------------------------------------------------
                                             SunAmerica Balanced Portfolio Class 1
01/31/01     $19.06      $0.36        $(1.46)        $(1.10)       $(0.22)        $(0.10)        $(0.32)      $17.64     (5.88)%
01/31/02      17.64       0.31         (3.12)         (2.81)        (0.33)         (0.48)         (0.81)       14.02    (15.86)
01/31/03      14.02       0.25         (2.34)         (2.09)        (0.34)            --          (0.34)       11.59    (14.95)
01/31/04      11.59       0.18          1.95           2.13         (0.29)            --          (0.29)       13.43     18.51
01/31/05      13.43       0.28          0.32           0.60         (0.21)            --          (0.21)       13.82      4.52
                                             SunAmerica Balanced Portfolio Class 2
07/09/01@-
01/31/02      15.65       0.13         (0.96)         (0.83)        (0.33)         (0.48)         (0.81)       14.01     (5.26)
01/31/03      14.01       0.21         (2.31)         (2.10)        (0.33)            --          (0.33)       11.58    (15.04)
01/31/04      11.58       0.16          1.95           2.11         (0.27)            --          (0.27)       13.42     18.36
01/31/05      13.42       0.26          0.31           0.57         (0.19)            --          (0.19)       13.80      4.30
                                             SunAmerica Balanced Portfolio Class 3
09/30/02@-
01/31/03      11.84       0.05         (0.32)         (0.27)           --             --             --        11.57     (2.28)
01/31/04      11.57       0.14          1.96           2.10         (0.27)            --          (0.27)       13.40     18.25
01/31/05      13.40       0.25          0.31           0.56         (0.18)            --          (0.18)       13.78      4.21
                                              MFS Total Return Portfolio Class 1
01/31/01      13.88       0.51          2.37           2.88         (0.37)         (0.10)         (0.47)       16.29     20.94
01/31/02      16.29       0.46         (0.52)         (0.06)        (0.32)         (0.52)         (0.84)       15.39     (0.25)
01/31/03      15.39       0.41         (1.34)         (0.93)        (0.29)         (0.18)         (0.47)       13.99     (5.96)
01/31/04      13.99       0.36          2.51           2.87         (0.65)            --          (0.65)       16.21     20.73
01/31/05      16.21       0.41          0.97           1.38         (0.03)            --          (0.03)       17.56      8.53
                                              MFS Total Return Portfolio Class 2
07/09/01@-
01/31/02      16.17       0.20         (0.16)          0.04         (0.31)         (0.52)         (0.83)       15.38      0.39
01/31/03      15.38       0.36         (1.31)         (0.95)        (0.28)         (0.18)         (0.46)       13.97     (6.12)
01/31/04      13.97       0.33          2.52           2.85         (0.61)            --          (0.61)       16.21     20.58
01/31/05      16.21       0.38          0.98           1.36         (0.03)            --          (0.03)       17.54      8.40
                                              MFS Total Return Portfolio Class 3
09/30/02@-
01/31/03      13.61       0.09          0.27           0.36            --             --             --        13.97      2.65
01/31/04      13.97       0.30          2.53           2.83         (0.59)            --          (0.59)       16.21     20.43
01/31/05      16.21       0.36          0.98           1.34         (0.03)            --          (0.03)       17.52      8.27

----------  -------------------------------------------------
              NET                    RATIO OF NET
             ASSETS     RATIO OF      INVESTMENT
             END OF    EXPENSES TO    INCOME TO
  PERIOD     PERIOD      AVERAGE       AVERAGE      PORTFOLIO
  ENDED     (000'S)    NET ASSETS     NET ASSETS    TURNOVER
----------  -------------------------------------------------
                  SunAmerica Balanced Portfolio Class 1
01/31/01    $575,039     0.64%          1.87%          333%
01/31/02     471,194      0.66           2.00          322
01/31/03     310,531      0.68           1.91          611
01/31/04     318,419      0.69           1.45          186
01/31/05     275,323      0.72(2)        2.03(2)       192
                  SunAmerica Balanced Portfolio Class 2
07/09/01@-
01/31/02       6,094     0.82+           1.63+         322
01/31/03      19,712      0.82           1.72          611
01/31/04      27,532      0.84           1.30          186
01/31/05      26,777      0.87(2)        1.89(2)       192
                  SunAmerica Balanced Portfolio Class 3
09/30/02@-
01/31/03         579      0.89+          1.33+         611
01/31/04       6,581      0.95           1.20          186
01/31/05      12,460      0.98(2)        1.86(2)       192
                   MFS Total Return Portfolio Class 1
01/31/01     303,278      0.74(1)        3.42(1)       111
01/31/02     469,605      0.73           2.93          105
01/31/03     516,660      0.72(2)        2.81(2)        68
01/31/04     630,428      0.74(2)        2.37(2)        49
01/31/05     660,464      0.74(2)        2.42(2)        60
                   MFS Total Return Portfolio Class 2
07/09/01@-
01/31/02      20,010      0.88+          2.39+         105
01/31/03      92,257      0.87(2)        2.62(2)        68
01/31/04     141,025      0.89(2)        2.21(2)        49
01/31/05     146,906      0.89(2)        2.27(2)        60
                   MFS Total Return Portfolio Class 3
09/30/02@-
01/31/03       6,325      0.98+(2)       2.24+(2)       68
01/31/04      59,339      0.99(2)        2.05(2)        49
01/31/05     141,874      0.99(2)        2.19(2)        60

---------------

   *  Calculated based upon average shares outstanding.
  ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
      If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
   +  Annualized
   @  Inception date of class
 (1)  Gross of custody credits of 0.01%.
 (2) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

                                                                ---------------------
                                                                1/03    1/04    1/05
                                                                ---------------------
     SunAmerica Balanced Class 1..............................   --%     --%    0.00%
     SunAmerica Balanced Class 2..............................   --      --     0.00
     SunAmerica Balanced Class 3..............................   --      --     0.00
     MFS Total Return Class 1.................................  0.01    0.02    0.02
     MFS Total Return Class 2.................................  0.01    0.02    0.02
     MFS Total Return Class 3.................................  0.01    0.02    0.02

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                         SunAmerica Series Trust

------------------------------------------------------------------------------------------------------------------------------
              NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
             ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
             VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
 PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
  ENDED    OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
------------------------------------------------------------------------------------------------------------------------------
                                              Telecom Utility Portfolio Class 1
01/31/01    $14.42      $0.39        $(1.83)        $(1.44)       $(0.38)        $(0.21)        $(0.59)      $12.39    (10.27)%
01/31/02     12.39       0.70         (2.70)         (2.00)        (0.38)            --          (0.38)       10.01    (16.46)
01/31/03     10.01       0.41         (2.71)         (2.30)        (0.87)            --          (0.87)        6.84    (22.90)
01/31/04      6.84       0.36          1.25           1.61         (0.48)            --          (0.48)        7.97     24.12
01/31/05      7.97       0.34          0.75           1.09         (0.41)            --          (0.41)        8.65     14.11
                                              Telecom Utility Portfolio Class 2
07/09/01@-
01/31/02     11.97       0.32         (1.91)         (1.59)        (0.37)            --          (0.37)       10.01    (13.56)
01/31/03     10.01       0.38         (2.69)         (2.31)        (0.86)            --          (0.86)        6.84    (22.99)
01/31/04      6.84       0.35          1.24           1.59         (0.47)            --          (0.47)        7.96     23.78
01/31/05      7.96       0.32          0.76           1.08         (0.40)            --          (0.40)        8.64     13.97
                                              Telecom Utility Portfolio Class 3
11/11/02@-
01/31/03      6.75       0.09            --           0.09            --             --             --         6.84      1.33
01/31/04      6.84       0.33          1.25           1.58         (0.47)            --          (0.47)        7.95     23.61
01/31/05      7.95       0.33          0.74           1.07         (0.39)            --          (0.39)        8.63     13.89

---------  -------------------------------------------------
             NET                    RATIO OF NET
            ASSETS     RATIO OF      INVESTMENT
            END OF    EXPENSES TO    INCOME TO
 PERIOD     PERIOD      AVERAGE       AVERAGE      PORTFOLIO
  ENDED     (000S)    NET ASSETS     NET ASSETS    TURNOVER
---------  -------------------------------------------------
                   Telecom Utility Portfolio Class 1
01/31/01   $112,682      0.84%(1)       2.81% (1)     104%
01/31/02     84,766      0.85(1)        6.09(1)       102
01/31/03     52,982      0.95(2)        4.82(2)       123
01/31/04     50,898      0.98(2)        4.83(2)        19
01/31/05     50,866      0.97(2)        4.10(2)        29
                   Telecom Utility Portfolio Class 2
07/09/01@
01/31/02      1,421      1.01+(1)       5.16+(1)      102
01/31/03      3,466      1.12(2)        4.90(2)       123
01/31/04      3,835      1.13(2)        4.64(2)        19
01/31/05      4,427      1.12(2)        3.94(2)        29
                   Telecom Utility Portfolio Class 3
11/11/02@
01/31/03        103      1.29+(2)       6.18+(2)      123
01/31/04        188      1.23(2)        4.41(2)        19
01/31/05        142      1.22(2)        4.07(2)        29

---------------

   *  Calculated based upon average shares outstanding.
  ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
      If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
   +  Annualized
   @  Inception date of class
 (1)  Gross of Custody Credits of 0.01%
 (2) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

                                                                ---------------------
                                                                1/03    1/04    1/05
                                                                ---------------------
     Telecom Utility Class 1..................................  0.07%   0.04%   0.01%
     Telecom Utility Class 2..................................  0.08    0.04    0.01
     Telecom Utility Class 3..................................  0.07    0.04    0.01

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SunAmerica Series Trust

-------------------------------------------------------------------------------------------------------------------------------
               NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
  ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
-------------------------------------------------------------------------------------------------------------------------------
                                                Growth-Income Portfolio Class 1
01/31/01     $31.24      $0.19        $(0.65)        $(0.46)       $(0.13)        $(1.60)        $(1.73)      $29.05     (1.63)%
01/31/02      29.05       0.15         (6.00)         (5.85)        (0.19)         (1.26)         (1.45)       21.75    (19.96)
01/31/03      21.75       0.16         (4.86)         (4.70)        (0.17)            --          (0.17)       16.88    (21.61)
01/31/04      16.88       0.13          5.43           5.56         (0.19)            --          (0.19)       22.25     33.04
01/31/05      22.25       0.10          1.06           1.16         (0.16)            --          (0.16)       23.25      5.25
                                                Growth-Income Portfolio Class 2
07/09/01@-
01/31/02      25.28       0.05         (2.15)         (2.10)        (0.18)         (1.26)         (1.44)       21.74     (8.11)
01/31/03      21.74       0.12         (4.85)         (4.73)        (0.15)            --          (0.15)       16.86    (21.75)
01/31/04      16.86       0.10          5.42           5.52         (0.16)            --          (0.16)       22.22     32.84
01/31/05      22.22       0.07          1.06           1.13         (0.13)            --          (0.13)       23.22      5.12
                                                Growth-Income Portfolio Class 3
09/30/02@-
01/31/03      16.90       0.03         (0.08)         (0.05)           --             --             --        16.85     (0.30)
01/31/04      16.85       0.07          5.44           5.51         (0.16)            --          (0.16)       22.20     32.76
01/31/05      22.20       0.04          1.06           1.10         (0.11)            --          (0.11)       23.19      4.99
                                         Federated American Leaders Portfolio Class 1
01/31/01      15.87       0.25          1.37           1.62         (0.17)         (0.60)         (0.77)       16.72     10.62
01/31/02      16.72       0.16         (1.44)         (1.28)        (0.21)         (0.39)         (0.60)       14.84     (7.53)
01/31/03      14.84       0.19         (3.27)         (3.08)        (0.15)            --          (0.15)       11.61    (20.76)
01/31/04      11.61       0.21          3.63           3.84         (0.21)            --          (0.21)       15.24     33.25
01/31/05      15.24       0.23          0.82           1.05         (0.23)            --          (0.23)       16.06      6.95(2)
                                         Federated American Leaders Portfolio Class 2
07/09/01@-
01/31/02      16.11       0.07         (0.75)         (0.68)        (0.20)         (0.39)         (0.59)       14.84     (4.07)
01/31/03      14.84       0.16         (3.28)         (3.12)        (0.13)            --          (0.13)       11.59    (20.98)
01/31/04      11.59       0.19          3.63           3.82         (0.19)            --          (0.19)       15.22     33.13
01/31/05      15.22       0.21          0.82           1.03         (0.21)            --          (0.21)       16.04      6.83(2)
                                         Federated American Leaders Portfolio Class 3
09/30/02@-
01/31/03      11.10       0.05          0.44           0.49            --             --             --        11.59      4.41
01/31/04      11.59       0.16          3.64           3.80         (0.19)            --          (0.19)       15.20     32.92
01/31/05      15.20       0.19          0.82           1.01         (0.19)            --          (0.19)       16.02      6.75(2)

----------  ---------------------------------------------------
               NET                     RATIO OF NET
              ASSETS      RATIO OF      INVESTMENT
              END OF     EXPENSES TO    INCOME TO
  PERIOD      PERIOD       AVERAGE       AVERAGE      PORTFOLIO
  ENDED       (000S)     NET ASSETS     NET ASSETS    TURNOVER
----------  ---------------------------------------------------
                      Growth-Income Portfolio Class 1
01/31/01    $1,931,070      0.57%          0.60%          52%
01/31/02     1,450,218      0.58           0.62           56
01/31/03       877,271      0.59(1)        0.79(1)        45
01/31/04       981,864      0.64(1)        0.62(1)        56
01/31/05       831,173      0.64(1)        0.43(1)        44
                      Growth-Income Portfolio Class 2
07/09/01@-
01/31/02        14,959      0.74+          0.44+          56
01/31/03        35,928      0.74(1)        0.64(1)        45
01/31/04        49,786      0.79(1)        0.46(1)        56
01/31/05        44,957      0.79(1)        0.28(1)        44
                      Growth-Income Portfolio Class 3
09/30/02@-
01/31/03         2,139      0.81+(1)       0.53+(1)       45
01/31/04        10,635      0.90(1)        0.31(1)        56
01/31/05        18,873      0.89(1)        0.15(1)        44
               Federated American Leaders Portfolio Class 1
01/31/01       231,716      0.76           1.56           46
01/31/02       270,692      0.76           1.05           33
01/31/03       191,653      0.76(1)        1.41(1)        32
01/31/04       224,293      0.84(1)        1.55(1)        31
01/31/05       203,016      0.80(1)        1.47(1)        54
               Federated American Leaders Portfolio Class 2
07/09/01@-
01/31/02         6,864      0.91+          0.92+          33
01/31/03        16,432      0.92(1)        1.30(1)        32
01/31/04        22,101      0.99(1)        1.40(1)        31
01/31/05        23,450      0.95(1)        1.32(1)        54
               Federated American Leaders Portfolio Class 3
09/30/02@-
01/31/03         1,119      0.98+(1)       1.32+(1)       32
01/31/04         9,470      1.09(1)        1.19(1)        31
01/31/05        33,299      1.06(1)        1.21(1)        54

---------------

   *  Calculated based upon average shares outstanding.
  ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
      If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
   +  Annualized
   @  Inception date of class
 (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
      (loss) to average net assets would have been higher by the following:

                                                                   --------------------
                                                                   1/03    1/04    1/05
                                                                   --------------------
     Growth-Income Class 1.......................................  0.01%   0.04%   0.03%
     Growth-Income Class 2.......................................  0.01    0.04    0.03
     Growth-Income Class 3.......................................  0.01    0.04    0.03
     Federated American Leaders Class 1..........................  0.01    0.07    0.04
     Federated American Leaders Class 2..........................  0.02    0.07    0.04
     Federated American Leaders Class 3..........................  0.01    0.07    0.05

 (2) The Portfolio's performance figure was decreased by less than 0.01% from losses on the disposal of investments in violation of investment restrictions.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                         SunAmerica Series Trust

-------------------------------------------------------------------------------------------------------------------------------
               NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
  ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
-------------------------------------------------------------------------------------------------------------------------------
                                             Davis Venture Value Portfolio Class 1
01/31/01     $26.44      $0.14        $ 3.19         $ 3.33        $(0.12)        $(0.28)        $(0.40)      $29.37     12.72%
01/31/02      29.37       0.12         (4.78)         (4.66)        (0.13)         (4.00)         (4.13)       20.58    (15.57)
01/31/03      20.58       0.15         (3.40)         (3.25)        (0.12)            --          (0.12)       17.21    (15.79)
01/31/04      17.21       0.21          6.47           6.68         (0.17)            --          (0.17)       23.72     38.95
01/31/05      23.72       0.24          2.20           2.44         (0.22)            --          (0.22)       25.94     10.35
                                             Davis Venture Value Portfolio Class 2
07/09/01@-
01/31/02      26.21       0.05         (1.57)         (1.52)        (0.12)         (4.00)         (4.12)       20.57     (5.48)
01/31/03      20.57       0.12         (3.39)         (3.27)        (0.10)            --          (0.10)       17.20    (15.88)
01/31/04      17.20       0.17          6.47           6.64         (0.15)            --          (0.15)       23.69     38.68
01/31/05      23.69       0.22          2.18           2.40         (0.19)            --          (0.19)       25.90     10.18
                                             Davis Venture Value Portfolio Class 3
09/30/02@-
01/31/03      16.49       0.03          0.67           0.70            --             --             --        17.19      4.24
01/31/04      17.19       0.12          6.49           6.61         (0.14)            --          (0.14)       23.66     38.54
01/31/05      23.66       0.22          2.15           2.37         (0.17)            --          (0.17)       25.86     10.06
                                            "Dogs" of Wall Street Portfolio Class 1
01/31/01       8.38       0.23          0.73           0.96         (0.22)         (0.10)         (0.32)        9.02     12.05
01/31/02       9.02       0.20          0.36           0.56         (0.20)            --          (0.20)        9.38      6.34
01/31/03       9.38       0.22         (1.44)         (1.22)        (0.17)            --          (0.17)        7.99    (13.07)
01/31/04       7.99       0.24          2.07           2.31         (0.24)            --          (0.24)       10.06     29.27
01/31/05      10.06       0.21          0.35           0.56         (0.25)            --          (0.25)       10.37      5.67
                                            "Dogs" of Wall Street Portfolio Class 2
07/09/01@-
01/31/02       9.15       0.09          0.34           0.43         (0.20)            --          (0.20)        9.38      4.79
01/31/03       9.38       0.19         (1.43)         (1.24)        (0.16)            --          (0.16)        7.98    (13.26)
01/31/04       7.98       0.22          2.08           2.30         (0.23)            --          (0.23)       10.05     29.12
01/31/05      10.05       0.19          0.35           0.54         (0.23)            --          (0.23)       10.36      5.54
                                            "Dogs" of Wall Street Portfolio Class 3
09/30/02@-
01/31/03       7.90       0.05          0.03           0.08            --             --             --         7.98      1.01
01/31/04       7.98       0.19          2.10           2.29         (0.23)            --          (0.23)       10.04     28.95
01/31/05      10.04       0.18          0.34           0.52         (0.22)            --          (0.22)       10.34      5.34

----------  ---------------------------------------------------
               NET                     RATIO OF NET
              ASSETS      RATIO OF      INVESTMENT
              END OF     EXPENSES TO    INCOME TO
  PERIOD      PERIOD       AVERAGE       AVERAGE      PORTFOLIO
  ENDED       (000S)     NET ASSETS     NET ASSETS    TURNOVER
----------  ---------------------------------------------------
                   Davis Venture Value Portfolio Class 1
01/31/01    $2,808,045      0.75%          0.47%          26%
01/31/02     2,323,050      0.76           0.49           30
01/31/03     1,612,985      0.75           0.81           17
01/31/04     2,004,101      0.77           1.03           13
01/31/05     1,913,355      0.79(1)        1.03(1)         9
                   Davis Venture Value Portfolio Class 2
07/09/01@-
01/31/02        33,826      0.92+          0.43+          30
01/31/03        95,566      0.90           0.69           17
01/31/04       176,392      0.92           0.84           13
01/31/05       214,007      0.94(1)        0.87(1)         9
                   Davis Venture Value Portfolio Class 3
09/30/02@-
01/31/03         7,105      0.97+          0.48+          17
01/31/04        88,056      1.03           0.61           13
01/31/05       232,729      1.04(1)        0.74(1)         9
                  "Dogs" of Wall Street Portfolio Class 1
01/31/01        92,070      0.72           2.76           55
01/31/02       112,588      0.71           2.22           35
01/31/03        99,103      0.69           2.42           67
01/31/04       105,109      0.71           2.67           56
01/31/05        92,258      0.71           2.05           30
                  "Dogs" of Wall Street Portfolio Class 2
07/09/01@-
01/31/02         3,049      0.86+          1.78+          35
01/31/03        10,735      0.84           2.29           67
01/31/04        20,038      0.86           2.46           56
01/31/05        22,040      0.86           1.91           30
                  "Dogs" of Wall Street Portfolio Class 3
09/30/02@-
01/31/03           569      0.92+          1.91+          67
01/31/04         6,743      0.96           2.21           56
01/31/05        12,628      0.96           1.81           30

---------------

   *  Calculated based upon average shares outstanding.
  ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
      If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
   +  Annualized
   @  Inception date of class
 (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
      (loss) to average net assets would have been higher by the following:

                                                                 ----
                                                                 ----
     Davis Venture Value Class 1...............................  0.00%
     Davis Venture Value Class 2...............................  0.00
     Davis Venture Value Class 3...............................  0.01

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SunAmerica Series Trust

--------------------------------------------------------------------------------------------------------------------------------
               NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF     TOTAL
  ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
--------------------------------------------------------------------------------------------------------------------------------
                                               Alliance Growth Portfolio Class 1
01/31/01     $36.58     $(0.04)       $(3.40)        $(3.44)       $   --         $(4.94)        $(4.94)      $28.20     (10.17)%
01/31/02      28.20       0.04         (6.61)         (6.57)           --          (2.22)         (2.22)       19.41     (23.05)
01/31/03      19.41       0.03         (5.87)         (5.84)        (0.04)            --          (0.04)       13.53     (30.08)
01/31/04      13.53       0.05          4.30           4.35         (0.04)            --          (0.04)       17.84      32.17
01/31/05      17.84       0.06          0.24           0.30         (0.06)            --          (0.06)       18.08       1.68
                                               Alliance Growth Portfolio Class 2
07/09/01@-
01/31/02      22.75      (0.01)        (1.12)         (1.13)           --          (2.22)         (2.22)       19.40      (4.67)
01/31/03      19.40       0.01         (5.86)         (5.85)        (0.03)            --          (0.03)       13.52     (30.17)
01/31/04      13.52       0.02          4.30           4.32         (0.02)            --          (0.02)       17.82      31.94
01/31/05      17.82       0.04          0.23           0.27         (0.03)            --          (0.03)       18.06       1.54
                                               Alliance Growth Portfolio Class 3
09/30/02@-
01/31/03      14.17       0.01         (0.67)         (0.66)           --             --             --        13.51      (4.66)
01/31/04      13.51      (0.01)         4.31           4.30         (0.01)            --          (0.01)       17.80      31.85
01/31/05      17.80       0.03          0.22           0.25         (0.02)            --          (0.02)       18.03       1.40
                                            Goldman Sachs Research Portfolio Class 1
01/31/01      10.00      (0.03)        (0.01)         (0.04)           --          (0.04)         (0.04)        9.92      (0.42)
01/31/02       9.92      (0.04)        (3.09)         (3.13)           --             --             --         6.79     (31.55)
01/31/03       6.79      (0.01)        (1.66)         (1.67)           --             --             --         5.12     (24.59)
01/31/04       5.12       0.00          1.52           1.52            --             --             --         6.64      29.69
01/31/05       6.64       0.03          0.65           0.68            --             --             --         7.32      10.24
                                            Goldman Sachs Research Portfolio Class 2
07/09/01@-
01/31/02       8.11      (0.03)        (1.30)         (1.33)           --             --             --         6.78     (16.40)
01/31/03       6.78      (0.02)        (1.65)         (1.67)           --             --             --         5.11     (24.63)
01/31/04       5.11      (0.01)         1.51           1.50            --             --             --         6.61      29.35
01/31/05       6.61       0.02          0.65           0.67            --             --             --         7.28      10.14
                                            Goldman Sachs Research Portfolio Class 3
09/30/02@-
01/31/03       4.90      (0.01)         0.22           0.21            --             --             --         5.11       4.29
01/31/04       5.11      (0.02)         1.52           1.50            --             --             --         6.61      29.35
01/31/05       6.61       0.01          0.65           0.66            --             --             --         7.27       9.98

----------  ---------------------------------------------------------
               NET                       RATIO OF NET
              ASSETS      RATIO OF        INVESTMENT
              END OF     EXPENSES TO   INCOME (LOSS) TO
  PERIOD      PERIOD       AVERAGE         AVERAGE          PORTFOLIO
  ENDED      (000'S)     NET ASSETS       NET ASSETS        TURNOVER
----------  ---------------------------------------------------------
                        Alliance Growth Portfolio Class 1
01/31/01    $2,810,098      0.64%           (0.10)%            101%
01/31/02     1,928,115      0.65             0.17               86
01/31/03     1,007,655      0.65(1)          0.19(1)            51
01/31/04     1,105,466      0.68(1)          0.27(1)            63
01/31/05       873,722      0.70(1)          0.31(1)            82
                        Alliance Growth Portfolio Class 2
07/09/01@-
01/31/02        20,918      0.81+           (0.10)+             86
01/31/03        42,038      0.80(1)          0.07(1)            51
01/31/04        67,731      0.83(1)          0.10(1)            63
01/31/05        70,604      0.85(1)          0.17(1)            82
                        Alliance Growth Portfolio Class 3
09/30/02@-
01/31/03         2,490      0.88+(1)         0.19+(1)           51
01/31/04        27,900      0.94(1)         (0.07)(1)           63
01/31/05        71,682      0.95(1)          0.12(1)            82
                    Goldman Sachs Research Portfolio Class 1
01/31/01        39,903      1.35+(2)(3)      (0.54)+(2)(3)     115
01/31/02        28,382      1.35(3)         (0.49)(3)          144
01/31/03        23,828      1.35(3)         (0.21)(3)          198
01/31/04        24,076      1.35(3)         (0.03)(3)           52
01/31/05        21,290      1.35(1)(3)       0.39(1)(3)         50
                    Goldman Sachs Research Portfolio Class 2
07/09/01@-
01/31/02         2,049      1.50+(3)        (0.75)+(3)         144
01/31/03         4,085      1.50(3)         (0.37)(3)          198
01/31/04         6,360      1.50(3)         (0.19)(3)           52
01/31/05         6,649      1.50(1)(3)       0.25(1)(3)         50
                    Goldman Sachs Research Portfolio Class 3
09/30/02@-
01/31/03           119      1.60+(3)        (0.56)+(3)         198
01/31/04           418      1.60(3)         (0.30)(3)           52
01/31/05         1,129      1.60(1)(3)       0.17(1)(3)         50

---------------

   *  Calculated based upon average shares outstanding.
  ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
      If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
   +  Annualized
   @  Inception date of class
 (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
      (loss) to average net assets would have been higher by the following:

                                                                 --------------------
                                                                 1/03    1/04    1/05
                                                                 --------------------
     Alliance Growth Class 1...................................  0.00%   0.02%   0.03%
     Alliance Growth Class 2...................................  0.01    0.02    0.03
     Alliance Growth Class 3...................................  0.02    0.02    0.03
     Goldman Sachs Research Class 1............................   --      --     0.01
     Goldman Sachs Research Class 2............................   --      --     0.01
     Goldman Sachs Research Class 3............................   --      --     0.01

 (2) The ratios reflect an expense cap of 1.35% which is net of custody credits (0.01%) or waivers/reimbursements if applicable.
 (3) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                            EXPENSES                          NET INVESTMENT INCOME (LOSS)
                                            ----------------------------------------    -----------------------------------------
                                            1/01+    1/02    1/03     1/04     1/05     1/01+    1/02     1/03     1/04     1/05
                                            ----------------------------------------    -----------------------------------------
     Goldman Sachs Research Class 1.......  1.63%    1.49%    1.44%   1.53%     1.52%   (0.82)%  (0.63)%  (0.30)%  (0.21)%   0.22%
     Goldman Sachs Research Class 2.......    --     1.70+    1.58    1.67      1.67      --     (0.94)+  (0.44)   (0.37)    0.09
     Goldman Sachs Research Class 3.......    --      --      1.60+   1.77      1.77      --        --    (0.56)+  (0.47)    0.02

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                         SunAmerica Series Trust

-------------------------------------------------------------------------------------------------------------------------------
               NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
  ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
-------------------------------------------------------------------------------------------------------------------------------
                                      MFS Massachusetts Investors Trust Portfolio Class 1
01/31/01     $13.35     $ 0.08        $ 0.42         $ 0.50        $(0.08)        $   --         $(0.08)      $13.77      3.71%
01/31/02      13.77       0.08         (2.45)         (2.37)        (0.07)         (0.54)         (0.61)       10.79    (17.15)
01/31/03      10.79       0.07         (2.43)         (2.36)        (0.08)            --          (0.08)        8.35    (21.88)
01/31/04       8.35       0.08          2.23           2.31         (0.08)            --          (0.08)       10.58     27.73
01/31/05      10.58       0.08          0.88           0.96         (0.09)            --          (0.09)       11.45      9.14
                                      MFS Massachusetts Investors Trust Portfolio Class 2
07/09/01@-
01/31/02      12.10       0.02         (0.71)         (0.69)        (0.07)         (0.54)         (0.61)       10.80     (5.67)
01/31/03      10.80       0.06         (2.44)         (2.38)        (0.07)            --          (0.07)        8.35    (22.04)
01/31/04       8.35       0.07          2.23           2.30         (0.07)            --          (0.07)       10.58     27.56
01/31/05      10.58       0.06          0.87           0.93         (0.07)            --          (0.07)       11.44      8.90
                                      MFS Massachusetts Investors Trust Portfolio Class 3
09/30/02@-
01/31/03       8.20       0.02          0.13           0.15            --             --             --         8.35      1.83
01/31/04       8.35       0.05          2.23           2.28         (0.06)            --          (0.06)       10.57     27.40
01/31/05      10.57       0.06          0.87           0.93         (0.07)            --          (0.07)       11.43      8.82
                                           Putnam Growth: Voyager Portfolio Class 1
01/31/01      26.48      (0.03)        (3.37)         (3.40)           --          (2.23)         (2.23)       20.85    (13.68)
01/31/02      20.85       0.02         (5.39)         (5.37)           --          (0.59)         (0.59)       14.89    (25.71)
01/31/03      14.89       0.03         (3.87)         (3.84)        (0.02)            --          (0.02)       11.03    (25.77)
01/31/04      11.03       0.01          3.24           3.25         (0.03)            --          (0.03)       14.25     29.51
01/31/05      14.25       0.07         (0.18)         (0.11)        (0.02)            --          (0.02)       14.12     (0.78)
                                           Putnam Growth: Voyager Portfolio Class 2
07/09/01@-
01/31/02      17.41         --         (1.94)         (1.94)           --          (0.59)         (0.59)       14.88    (11.09)
01/31/03      14.88       0.01         (3.86)         (3.85)        (0.01)            --          (0.01)       11.02    (25.87)
01/31/04      11.02       0.00          3.22           3.22         (0.01)            --          (0.01)       14.23     29.27
01/31/05      14.23       0.05         (0.18)         (0.13)           --             --             --        14.10     (0.91)
                                           Putnam Growth: Voyager Portfolio Class 3
09/30/02@-
01/31/03      10.88         --          0.14           0.14            --             --             --        11.02      1.29
01/31/04      11.02      (0.02)         3.23           3.21         (0.01)            --          (0.01)       14.22     29.14
01/31/05      14.22       0.05         (0.21)         (0.16)           --             --             --        14.06     (1.13)

----------  ---------------------------------------------------------
              NET                        RATIO OF NET
             ASSETS     RATIO OF          INVESTMENT
             END OF    EXPENSES TO     INCOME (LOSS) TO
  PERIOD     PERIOD      AVERAGE           AVERAGE          PORTFOLIO
  ENDED      (000S)    NET ASSETS         NET ASSETS        TURNOVER
----------  ---------------------------------------------------------
               MFS Massachusetts Investors Trust Portfolio Class 1
01/31/01    $369,518      0.76%              0.58%              81%
01/31/02     323,404      0.78               0.66               82
01/31/03     210,436      0.78(1)            0.73(1)            65
01/31/04     237,182      0.82(1)            0.81(1)            93
01/31/05     211,786      0.80(1)            0.74(1)            78
               MFS Massachusetts Investors Trust Portfolio Class 2
07/09/01@-
01/31/02       5,674      0.93+              0.37+              82
01/31/03      17,154      0.92(1)            0.62(1)            65
01/31/04      29,479      0.97(1)            0.65(1)            93
01/31/05      31,442      0.95(1)            0.58(1)            78
               MFS Massachusetts Investors Trust Portfolio Class 3
09/30/02@-
01/31/03       1,353      0.99+(1)           0.53+(1)           65
01/31/04      16,650      1.08(1)            0.50(1)            93
01/31/05      35,551      1.06(1)            0.45(1)            78
                    Putnam Growth: Voyager Portfolio Class 1
01/31/01     732,943      0.79              (0.10)              84
01/31/02     486,747      0.82               0.11               94
01/31/03     271,199      0.86(1)            0.19(1)           120
01/31/04     288,148      0.93(1)            0.08(1)            56
01/31/05     232,556      0.93(1)            0.48(1)            71
                    Putnam Growth: Voyager Portfolio Class 2
07/09/01@-
01/31/02       3,960      0.99+             (0.05)+             94
01/31/03       8,977      1.01(1)            0.09(1)           120
01/31/04      11,344      1.08(1)           (0.08)(1)           56
01/31/05       9,324      1.08(1)            0.33(1)            71
                    Putnam Growth: Voyager Portfolio Class 3
09/30/02@-
01/31/03         577      1.09+(1)           0.00+(1)          120
01/31/04       2,260      1.18(1)           (0.22)(1)           56
01/31/05       3,343      1.18(1)            0.32(1)            71

---------------

   *  Calculated based upon average shares outstanding.
  ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
      If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
   +  Annualized
   @  Inception date of class
 (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
      (loss) to average net assets would have been higher by the following:

                                                                ---------------------
                                                                1/03    1/04    1/05
                                                                ---------------------
     MFS Massachusetts Investors Trust Class 1................  0.02%   0.05%   0.02%
     MFS Massachusetts Investors Trust Class 2................  0.02    0.05    0.02
     MFS Massachusetts Investors Trust Class 3................  0.02    0.05    0.02
     Putnam Growth: Voyager Class 1...........................  0.01    0.04    0.02
     Putnam Growth: Voyager Class 2...........................  0.02    0.04    0.02
     Putnam Growth: Voyager Class 3...........................  0.02    0.04    0.02

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SunAmerica Series Trust

-------------------------------------------------------------------------------------------------------------------------------
               NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
  ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
-------------------------------------------------------------------------------------------------------------------------------
                                              Blue Chip Growth Portfolio Class 1
07/05/00-
01/31/01     $10.00     $ 0.06        $(1.24)        $(1.18)       $(0.03)        $   --         $(0.03)      $ 8.79    (11.82)%
01/31/02       8.79       0.03         (2.20)         (2.17)           --             --             --         6.62    (24.64)
01/31/03       6.62       0.01         (1.85)         (1.84)        (0.02)            --          (0.02)        4.76    (27.85)
01/31/04       4.76       0.01          1.42           1.43         (0.01)            --          (0.01)        6.18     30.04
01/31/05       6.18       0.03          0.01           0.04         (0.01)            --          (0.01)        6.21      0.65
                                              Blue Chip Growth Portfolio Class 2
07/09/01@-
01/31/02       7.31         --         (0.69)         (0.69)           --             --             --         6.62     (9.41)
01/31/03       6.62       0.00         (1.85)         (1.85)        (0.01)            --          (0.01)        4.76    (27.93)
01/31/04       4.76       0.00          1.41           1.41         (0.00)            --          (0.00)        6.17     29.66
01/31/05       6.17       0.03          0.00           0.03         (0.00)            --          (0.00)        6.20      0.52
                                              Blue Chip Growth Portfolio Class 3
09/30/02@-
01/31/03       4.76       0.00          0.00           0.00            --             --             --         4.76      0.00
01/31/04       4.76       0.00          1.41           1.41            --             --             --         6.17     29.62
01/31/05       6.17       0.02            --           0.02            --             --             --         6.19      0.32
                                                 Real Estate Portfolio Class 1
01/31/01       8.53       0.39          1.84           2.23         (0.36)            --          (0.36)       10.40     26.40
01/31/02      10.40       0.56          0.16           0.72         (0.32)            --          (0.32)       10.80      7.12
01/31/03      10.80       0.55         (0.18)          0.37         (0.28)            --          (0.28)       10.89      3.41
01/31/04      10.89       0.50          4.58           5.08         (0.35)            --          (0.35)       15.62     47.02
01/31/05      15.62       0.41          2.63           3.04         (0.47)            --          (0.47)       18.19     19.58
                                                 Real Estate Portfolio Class 2
07/09/01@-
01/31/02      11.04       0.37         (0.30)          0.07         (0.32)            --          (0.32)       10.79      0.78
01/31/03      10.79       0.54         (0.19)          0.35         (0.27)            --          (0.27)       10.87      3.24
01/31/04      10.87       0.46          4.60           5.06         (0.34)            --          (0.34)       15.59     46.84
01/31/05      15.59       0.38          2.63           3.01         (0.45)            --          (0.45)       18.15     19.42
                                                 Real Estate Portfolio Class 3
09/30/02@-
01/31/03      10.93       0.19         (0.25)         (0.06)           --             --             --        10.87     (0.55)
01/31/04      10.87       0.30          4.73           5.03         (0.33)            --          (0.33)       15.57     46.62
01/31/05      15.57       0.35          2.64           2.99         (0.44)            --          (0.44)       18.12     19.30

----------  -----------------------------------------------------
              NET                      RATIO OF NET
             ASSETS     RATIO OF        INVESTMENT
             END OF    EXPENSES TO   INCOME (LOSS) TO
  PERIOD     PERIOD      AVERAGE         AVERAGE        PORTFOLIO
  ENDED      (000S)    NET ASSETS       NET ASSETS      TURNOVER
----------  -----------------------------------------------------
                     Blue Chip Growth Portfolio Class 1
07/05/00-
01/31/01    $ 15,801      0.85%+(2)        1.06%+(2)        81%
01/31/02      29,342      0.85(2)          0.36(2)         125
01/31/03      20,303      0.85(2)          0.20(2)         103
01/31/04      33,277      0.85(2)          0.19(2)         124
01/31/05      29,798      0.85(2)(3)       0.55(2)(3)      158
                     Blue Chip Growth Portfolio Class 2
07/09/01@-
01/31/02       2,624      1.00+(2)        (0.01)+(2)       125
01/31/03       7,681      1.00(2)          0.08(2)         103
01/31/04      13,868      1.00(2)          0.04(2)         124
01/31/05      13,882      1.00(2)(3)       0.42(2)(3)      158
                     Blue Chip Growth Portfolio Class 3
09/30/02@-
01/31/03         405      1.11+(2)        (0.05)+(1)(2)    103
01/31/04       4,677      1.10(2)         (0.07)(2)        124
01/31/05       8,058      1.10(2)(3)       0.38(2)(3)      158
                        Real Estate Portfolio Class 1
01/31/01      76,224      0.96             4.05             28
01/31/02      85,794      0.92             5.32             62
01/31/03      95,829      0.89             4.89             52
01/31/04     139,355      0.88             3.76             18
01/31/05     154,304      0.86(3)          2.38(3)          33
                        Real Estate Portfolio Class 2
07/09/01@-
01/31/02       1,726      1.07+            6.30+            62
01/31/03      10,974      1.03             5.10             52
01/31/04      23,007      1.03             3.48             18
01/31/05      29,362      1.01(3)          2.23(3)          33
                        Real Estate Portfolio Class 3
09/30/02@-
01/31/03         829      1.12+            5.61+            52
01/31/04      12,542      1.13             2.33             18
01/31/05      29,641      1.12(3)          2.11(3)          33

---------------

   *  Calculated based upon average shares outstanding.
  ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
      If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
   +  Annualized
   @  Inception date of class
 (1) The ratios reflect an expense cap of 1.40% which is net of custody credits(0.01%) or waivers/reimbursements if applicable.
 (2) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                              EXPENSES
                                                            ---------------------------------------------
                                                            1/01+      1/02      1/03      1/04      1/05
                                                            ---------------------------------------------
     Blue Chip Growth Class 1.............................  1.81%      1.16%     0.94%     0.94%     0.92%
     Blue Chip Growth Class 2.............................    --       1.25+     1.06      1.09      1.07
     Blue Chip Growth Class 3.............................    --        --       1.11+     1.18      1.17

                                                                       NET INVESTMENT INCOME (LOSS)
                                                            --------------------------------------------------
                                                            1/01+      1/02        1/03       1/04       1/05
                                                            --------------------------------------------------
     Blue Chip Growth Class 1.............................  0.10%       0.05%       0.11%      0.10%      0.49%
     Blue Chip Growth Class 2.............................    --       (0.26)+      0.02      (0.05)      0.36
     Blue Chip Growth Class 3.............................    --          --       (0.05)+    (0.15)      0.31

 (3) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
      (loss) to average net assets would have been higher by the following:

                                              ----
                                              1/05
                                              ----
     Blue Chip Growth Class 1...............  0.00%
     Blue Chip Growth Class 2...............  0.00
     Blue Chip Growth Class 3...............  0.00
     Real Estate Class 1....................  0.00
     Real Estate Class 2....................  0.00
     Real Estate Class 3....................  0.00

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                         SunAmerica Series Trust

-------------------------------------------------------------------------------------------------------------------------------
               NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
  ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
-------------------------------------------------------------------------------------------------------------------------------
                                             MFS Mid-Cap Growth Portfolio Class 1
01/31/01     $15.60     $(0.04)       $ 3.76         $ 3.72        $   --         $(0.33)        $(0.33)      $18.99     23.97%
01/31/02      18.99      (0.03)        (6.58)         (6.61)           --          (2.38)         (2.38)       10.00    (34.93)
01/31/03      10.00      (0.03)        (4.16)         (4.19)           --             --             --         5.81    (41.90)
01/31/04       5.81      (0.03)         2.56           2.53            --             --             --         8.34     43.55
01/31/05       8.34      (0.04)         0.45           0.41            --             --             --         8.75      4.92
                                             MFS Mid-Cap Growth Portfolio Class 2
07/09/01@-
01/31/02      15.37      (0.04)        (2.96)         (3.00)           --          (2.38)         (2.38)        9.99    (19.67)
01/31/03       9.99      (0.03)        (4.16)         (4.19)           --             --             --         5.80    (41.94)
01/31/04       5.80      (0.04)         2.54           2.50            --             --             --         8.30     43.10
01/31/05       8.30      (0.06)         0.47           0.41            --             --             --         8.71      4.94
                                             MFS Mid-Cap Growth Portfolio Class 3
09/30/02@-
01/31/03       5.47      (0.01)         0.33           0.32            --             --             --         5.79      5.85
01/31/04       5.79      (0.05)         2.55           2.50            --             --             --         8.29     43.18
01/31/05       8.29      (0.07)         0.46           0.39            --             --             --         8.68      4.70
                                              Aggressive Growth Portfolio Class 1
01/31/01      22.72       0.05         (3.09)         (3.04)           --          (1.96)         (1.96)       17.72    (14.88)
01/31/02      17.72       0.03         (5.77)         (5.74)        (0.05)         (3.09)         (3.14)        8.84    (31.71)
01/31/03       8.84      (0.02)        (2.13)         (2.15)        (0.02)(4)         --          (0.02)        6.67    (24.28)
01/31/04       6.67      (0.03)         2.22           2.19            --             --             --         8.86     32.83
01/31/05       8.86      (0.02)         1.26           1.24            --             --             --        10.10     14.00
                                              Aggressive Growth Portfolio Class 2
07/09/01@-
01/31/02      14.39      (0.02)        (2.39)         (2.41)        (0.05)         (3.09)         (3.14)        8.84    (15.94)
01/31/03       8.84      (0.03)        (2.12)         (2.15)        (0.02)(4)         --          (0.02)        6.67    (24.37)
01/31/04       6.67      (0.04)         2.22           2.18            --             --             --         8.85     32.68
01/31/05       8.85      (0.04)         1.26           1.22            --             --             --        10.07     13.79
                                              Aggressive Growth Portfolio Class 3
09/30/02@-
01/31/03       6.79      (0.01)        (0.11)         (0.12)           --             --             --         6.67     (1.77)
01/31/04       6.67      (0.05)         2.22           2.17            --             --             --         8.84     32.53
01/31/05       8.84      (0.05)         1.25           1.20            --             --             --        10.04     13.57

----------  -----------------------------------------------------------
              NET                         RATIO OF NET
             ASSETS     RATIO OF           INVESTMENT
             END OF    EXPENSES TO      INCOME (LOSS) TO
  PERIOD     PERIOD      AVERAGE            AVERAGE           PORTFOLIO
  ENDED     (000'S)    NET ASSETS          NET ASSETS         TURNOVER
----------  -----------------------------------------------------------
                       MFS Mid-Cap Growth Portfolio Class 1
01/31/01    $367,523       0.82%(1)(2)       (0.20)%(1)(2)       146%
01/31/02     280,024       0.82(2)           (0.25)(2)            96
01/31/03     123,948       0.84(2)(3)        (0.48) (2)(3)       164
01/31/04     199,807       0.87(2)(3)        (0.47) (2)(3)        92
01/31/05     164,512       0.84(2)(3)        (0.57)( 2)(3)        79
                       MFS Mid-Cap Growth Portfolio Class 2
07/09/01@-
01/31/02      11,418       0.98+(2)          (0.61)+(2)           96
01/31/03      25,369       1.00(2)(3)        (0.55) (2)(3)       164
01/31/04      53,167       1.02(2)(3)        (0.63) (2)(3)        92
01/31/05      54,901       0.99(2)(3)        (0.72)( 2)(3)        79
                       MFS Mid-Cap Growth Portfolio Class 3
09/30/02@-
01/31/03       2,406       1.04+(2)(3)       (0.35)+(2)(3)       164
01/31/04      32,377       1.12(2)(3)        (0.77) (2)(3)        92
01/31/05      55,283       1.09(2)(3)        (0.82)( 2)(3)        79
                        Aggressive Growth Portfolio Class 1
01/31/01     495,826       0.70               0.23               263
01/31/02     293,084       0.75               0.21               229
01/31/03     156,449       0.77              (0.24)              150
01/31/04     198,390       0.79              (0.39)              103
01/31/05     189,042       0.80(3)           (0.26)(3)            89
                        Aggressive Growth Portfolio Class 2
07/09/01@-
01/31/02       2,905       0.92+             (0.32)+             229
01/31/03       6,878       0.92              (0.38)              150
01/31/04      13,218       0.94              (0.55)              103
01/31/05      13,703       0.95(3)           (0.41)(3)            89
                        Aggressive Growth Portfolio Class 3
09/30/02@-
01/31/03         301       0.99+             (0.46)+             150
01/31/04       3,219       1.05              (0.68)              103
01/31/05       7,552       1.05(3)           (0.51)(3)            89

---------------

   *  Calculated based upon average shares outstanding.
  ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
      If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
   +  Annualized
   @  Inception date of class
 (1)  Gross of custody credits of 0.01%
 (2) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                                EXPENSES
                                                              --------------------------------------------
                                                              1/01      1/02      1/03      1/04      1/05
                                                              --------------------------------------------
     MFS Mid-Cap Growth Class 1.............................  0.82%     0.82%     0.84%     0.87%     0.84%
     MFS Mid-Cap Growth Class 2.............................   --       0.95+     1.00      1.02      0.99
     MFS Mid-Cap Growth Class 3.............................   --        --       1.04+     1.12      1.09

                                                                        NET INVESTMENT INCOME (LOSS)
                                                              -------------------------------------------------
                                                              1/01       1/02       1/03       1/04       1/05
                                                              -------------------------------------------------
     MFS Mid-Cap Growth Class 1.............................  (0.20)%    (0.25)%    (0.48)%    (0.47)%    (0.57)%
     MFS Mid-Cap Growth Class 2.............................     --      (0.61)+    (0.55)     (0.63)     (0.72)
     MFS Mid-Cap Growth Class 3.............................     --         --      (0.35)+    (0.77)     (0.82)

 (3) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
      (loss) to average net assets would have been higher by the following:

                                                                 --------------------
                                                                 1/03    1/04    1/05
                                                                 --------------------
     MFS Mid-Cap Growth Class 1................................  0.02%   0.05%   0.02%
     MFS Mid-Cap Growth Class 2................................  0.03    0.05    0.02
     MFS Mid-Cap Growth Class 3................................  0.02    0.05    0.02
     Aggressive Growth Class 1.................................   --      --     0.00
     Aggressive Growth Class 2.................................   --      --     0.00
     Aggressive Growth Class 3.................................   --      --     0.00

 (4) Includes a tax return of capital of less than $0.01 per share.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SunAmerica Series Trust

-------------------------------------------------------------------------------------------------------------------------------
               NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
  ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
-------------------------------------------------------------------------------------------------------------------------------
                                            Growth Opportunities Portfolio Class 1
07/05/00#-
01/31/01     $10.00     $ 0.07        $(1.10)        $(1.03)       $(0.04)        $   --         $(0.04)      $ 8.93    (10.30)%
01/31/02       8.93      (0.02)        (3.06)         (3.08)           --             --             --         5.85    (34.48)
01/31/03       5.85      (0.03)        (2.32)         (2.35)           --             --             --         3.50    (40.17)
01/31/04       3.50      (0.02)         1.47           1.45            --             --             --         4.95     41.43
01/31/05       4.95      (0.02)         0.06           0.04            --             --             --         4.99      0.81(3)
                                            Growth Opportunities Portfolio Class 2
07/09/01@-
01/31/02       6.32      (0.02)        (0.46)         (0.48)           --             --             --         5.84     (7.58)
01/31/03       5.84      (0.03)        (2.32)         (2.35)           --             --             --         3.49    (40.24)
01/31/04       3.49      (0.03)         1.47           1.44            --             --             --         4.93     41.26
01/31/05       4.93      (0.03)         0.06           0.03            --             --             --         4.96      0.61(3)
                                            Growth Opportunities Portfolio Class 3
09/30/02@-
01/31/03       3.33      (0.03)         0.19           0.16            --             --             --         3.49      4.80
01/31/04       3.49      (0.03)         1.46           1.43            --             --             --         4.92     40.97
01/31/05       4.92      (0.03)         0.06           0.03            --             --             --         4.95      0.61(3)

----------  --------------------------------------------------------
              NET                       RATIO OF NET
            ASSETS     RATIO OF          INVESTMENT
            END OF    EXPENSES TO     INCOME (LOSS) TO
  PERIOD    PERIOD      AVERAGE           AVERAGE          PORTFOLIO
  ENDED     (000S)    NET ASSETS         NET ASSETS        TURNOVER
----------  --------------------------------------------------------
                     Growth Opportunities Portfolio Class 1
07/05/00#-
01/31/01    $28,836       1.00%+(1)         1.16%+(1)           86%
01/31/02     33,797       1.00(1)          (0.26)(1)           339
01/31/03     12,307       1.00(1)          (0.62)(1)           243
01/31/04     31,640       1.00(1)          (0.45)(1)           178
01/31/05     19,474       1.00(1)(2)       (0.44)(1)(2)        171
                     Growth Opportunities Portfolio Class 2
07/09/01@-
01/31/02      1,463       1.15+(1)         (0.50)+(1)          329
01/31/03      3,260       1.15(1)          (0.77)(1)           243
01/31/04      7,802       1.15(1)          (0.60)(1)           178
01/31/05      6,498       1.15(1)(2)       (0.60)(1)(2)        171
                     Growth Opportunities Portfolio Class 3
09/30/02@-
01/31/03        305       1.24+(1)         (0.80)+(1)          243
01/31/04      2,424       1.25(1)          (0.69)(1)           178
01/31/05      3,681       1.25(1)(2)       (0.72)(1)(2)        171

---------------

   *  Calculated based upon average shares outstanding.
  ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
      If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
   +  Annualized
   #  Commencement of operations
   @  Inception date of class
 (1) During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                          EXPENSES
                                                        --------------------------------------------
                                                        1/01      1/02      1/03      1/04      1/05
                                                        --------------------------------------------
     Growth Opportunities Class 1.....................  1.26%+    1.19%     1.07%     1.05%     1.05%
     Growth Opportunities Class 2.....................   --       1.31+     1.21      1.20      1.21
     Growth Opportunities Class 3.....................   --        --       1.24+     1.28      1.32

                                                                  NET INVESTMENT INCOME (LOSS)
                                                        -------------------------------------------------
                                                        1/01       1/02       1/03       1/04       1/05
                                                        -------------------------------------------------
     Growth Opportunities Class 1.....................   0.90%+    (0.44)%    (0.69)%    (0.50)%    (0.49)%
     Growth Opportunities Class 2.....................     --      (0.66)+    (0.83)     (0.65)     (0.66)
     Growth Opportunities Class 3.....................     --         --      (0.80)+    (0.72)     (0.79)

 (2) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
      (loss) to average net assets would have been higher by the following:

                                                               -----
                                                               1/05
                                                               -----
     Growth Opportunities Class 1............................  0.00%
     Growth Opportunities Class 2............................  0.00
     Growth Opportunities Class 3............................  0.01

 (3) The Portfolio's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                         SunAmerica Series Trust

-------------------------------------------------------------------------------------------------------------------------------
               NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
  ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
-------------------------------------------------------------------------------------------------------------------------------
                                               Marsico Growth Portfolio Class 1
12/29/00#-
01/31/01     $10.00     $ 0.01        $ 0.53         $ 0.54        $   --         $   --         $   --       $10.54      5.40%
01/31/02      10.54       0.01         (1.74)         (1.73)           --          (0.02)         (0.02)        8.79    (16.35)
01/31/03       8.79      (0.01)        (1.27)         (1.28)           --             --             --         7.51    (14.55)
01/31/04       7.51      (0.02)         2.47           2.45            --             --             --         9.96     32.62
01/31/05       9.96      (0.01)         0.70           0.69            --             --             --        10.65      6.93
                                               Marsico Growth Portfolio Class 2
07/09/01@-
01/31/02       8.90      (0.02)        (0.07)         (0.09)           --          (0.02)         (0.02)        8.79     (0.97)
01/31/03       8.79      (0.02)        (1.27)         (1.29)           --             --             --         7.50    (14.68)
01/31/04       7.50      (0.03)         2.46           2.43            --             --             --         9.93     32.40
01/31/05       9.93      (0.02)         0.70           0.68            --             --             --        10.61      6.85
                                               Marsico Growth Portfolio Class 3
09/30/02@-
01/31/03       7.94         --         (0.45)         (0.45)           --             --             --         7.49     (5.67)
01/31/04       7.49      (0.04)         2.47           2.43            --             --             --         9.92     32.44
01/31/05       9.92      (0.03)         0.69           0.66            --             --             --        10.58      6.65

----------  --------------------------------------------------------
              NET                       RATIO OF NET
            ASSETS     RATIO OF          INVESTMENT
            END OF    EXPENSES TO     INCOME (LOSS) TO
  PERIOD    PERIOD      AVERAGE           AVERAGE          PORTFOLIO
  ENDED     (000S)    NET ASSETS         NET ASSETS        TURNOVER
----------  --------------------------------------------------------
                        Marsico Growth Portfolio Class 1
12/29/00#-
01/31/01    $ 5,596       1.00%+(1)(3)       0.73%+(1)(3)       10%
01/31/02     14,810       1.00(2)(3)        0.12(2)(3)         128
01/31/03     43,872       1.00(3)          (0.15)(3)           124
01/31/04     81,784       1.00(3)          (0.22)(3)            86
01/31/05     69,151       0.96(3)(5)       (0.09)(3)(5)        101
                        Marsico Growth Portfolio Class 2
07/09/01@-
01/31/02      4,019       1.15+(2)(3)      (0.37)+(2)(3)       128
01/31/03     17,930       1.15(3)          (0.31)(3)           124
01/31/04     41,204       1.15(3)          (0.36)(3)            86
01/31/05     44,110       1.11(3)(5)       (0.24)(3)(5)        101
                        Marsico Growth Portfolio Class 3
09/30/02@-
01/31/03      1,218       1.18+(3)         (0.12)+(3)          124
01/31/04     14,130       1.25(3)          (0.43)(3)            86
01/31/05     23,788       1.21(3)(5)       (0.35)(3)(5)        101

---------------

   *  Calculated based upon average shares outstanding.
  ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
      If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
   +  Annualized
   #  Commencement of operations
   @  Inception date of class
 (1) The ratios reflect an expense cap of 1.00% which is net of custody credits (0.44%) or waivers/reimbursements if applicable.
 (2) The ratios reflect an expense cap of 1.00% and 1.15% for Class 1 and Class 2, respectively, which are net of custody credits (0.01%) or waiver/reimbursements if applicable.
 (3) During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                        EXPENSES
                                                      --------------------------------------------
                                                      1/01      1/02      1/03      1/04      1/05
                                                      --------------------------------------------
     Marsico Growth Class 1.........................  4.73%+    1.86%(4)  1.04%     0.97%     0.95%
     Marsico Growth Class 2.........................   --       1.73+(4)  1.18      1.12      1.10
     Marsico Growth Class 3.........................   --        --       1.27+     1.21      1.20

                                                                 NET INVESTMENT INCOME (LOSS)
                                                      --------------------------------------------------
                                                      1/01       1/02        1/03       1/04       1/05
                                                      --------------------------------------------------
     Marsico Growth Class 1.........................  (3.00)%+   (0.73)%(4)  (0.19)%    (0.19)%    (0.08)%
     Marsico Growth Class 2.........................     --      (0.96)+(4)  (0.34)     (0.33)     (0.23)
     Marsico Growth Class 3.........................     --         --       (0.07)+    (0.39)     (0.34)

 (4)  Gross of custody credits of 0.01%.

 (5) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
      (loss) to average net assets would have been higher by the following:

                                                               -----
                                                               1/05
                                                               -----
     Marsico Growth Class 1..................................  0.01%
     Marsico Growth Class 2..................................  0.01
     Marsico Growth Class 3..................................  0.01

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SunAmerica Series Trust

-------------------------------------------------------------------------------------------------------------------------------
               NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
  ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
-------------------------------------------------------------------------------------------------------------------------------
                                                 Technology Portfolio Class 1
07/03/00#-
01/31/01     $10.00     $(0.04)       $(2.80)        $(2.84)       $   --         $   --         $   --       $ 7.16    (28.40)%
01/31/02       7.16      (0.05)        (3.69)         (3.74)           --             --             --         3.42    (52.23)
01/31/03       3.42      (0.03)        (1.60)         (1.63)           --             --             --         1.79    (47.66)
01/31/04       1.79      (0.03)         1.07           1.04            --             --             --         2.83     58.10
01/31/05       2.83      (0.02)        (0.35)         (0.37)           --             --             --         2.46    (13.07)
                                                 Technology Portfolio Class 2
07/09/01@-
01/31/02       4.04      (0.03)        (0.59)         (0.62)           --             --             --         3.42    (15.35)
01/31/03       3.42      (0.03)        (1.60)         (1.63)           --             --             --         1.79    (47.66)
01/31/04       1.79      (0.03)         1.07           1.04            --             --             --         2.83     58.10
01/31/05       2.83      (0.01)        (0.37)         (0.38)           --             --             --         2.45    (13.43)
                                                 Technology Portfolio Class 3
09/30/02@-
01/31/03       1.53      (0.01)         0.27           0.26            --             --             --         1.79     16.99
01/31/04       1.79      (0.03)         1.06           1.03            --             --             --         2.82     57.54
01/31/05       2.82      (0.01)        (0.36)         (0.37)           --             --             --         2.45    (13.12)
                                            Small & Mid Cap Value Portfolio Class 2
08/01/02#-
01/31/03      10.00       0.02         (0.16)         (0.14)        (0.00)            --             --         9.86     (1.34)
01/31/04       9.86      (0.01)         4.17           4.16         (0.01)         (0.07)         (0.08)       13.94     42.14
01/31/05      13.94       0.07          1.76           1.83         (0.06)         (0.47)         (0.53)       15.24     13.09
                                            Small & Mid Cap Value Portfolio Class 3
09/30/02@-
01/31/03       9.22       0.01          0.63           0.64         (0.00)            --             --         9.86      6.98
01/31/04       9.86      (0.02)         4.16           4.14         (0.00)         (0.07)         (0.07)       13.93     41.99
01/31/05      13.93       0.07          1.74           1.81         (0.04)         (0.47)         (0.51)       15.23     12.99

----------  ------------------------------------------------------------
              NET                         RATIO OF NET
            ASSETS     RATIO OF            INVESTMENT
            END OF    EXPENSES TO       INCOME (LOSS) TO
  PERIOD    PERIOD      AVERAGE             AVERAGE            PORTFOLIO
  ENDED     (000S)    NET ASSETS           NET ASSETS          TURNOVER
----------  ------------------------------------------------------------
                            Technology Portfolio Class 1
07/03/00#-
01/31/01    $56,323       1.49%+             (0.93)%+              98%
01/31/02     40,156       1.45               (1.23)               109
01/31/03     23,828       1.50(2)            (1.36)(2)            135
01/31/04     59,813       1.49(2)            (1.32)(2)            123
01/31/05     27,342       1.50(2)            (0.76)(2)             85
                            Technology Portfolio Class 2
07/09/01@-
01/31/02      2,312       1.60+              (1.46)+              109
01/31/03      4,272       1.66(2)            (1.51)(2)            135
01/31/04     13,164       1.64(2)            (1.46)(2)            123
01/31/05     10,298       1.68(2)            (0.76)(2)             85
                            Technology Portfolio Class 3
09/30/02@-
01/31/03        360       1.66+(2)           (1.52)+(2)           135
01/31/04      6,641       1.72(2)            (1.56)(2)            123
01/31/05      8,893       1.79(2)            (0.76)(2)             85
                      Small & Mid Cap Value Portfolio Class 2
08/01/02#-
01/31/03      5,375       1.65+(1)            0.53+(1)              7
01/31/04     26,269       1.65(1)            (0.07)(1)             16
01/31/05     45,307       1.33(1)(2)          0.39(1)(2)           21
                      Small & Mid Cap Value Portfolio Class 3
09/30/02@-
01/31/03      2,618       1.75+(1)            0.41+(1)              7
01/31/04     42,387       1.75(1)            (0.21)(1)             16
01/31/05    134,471       1.41(1)(2)          0.32(1)(2)           21

---------------

   *  Calculated based upon average shares outstanding.
  ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
      If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
   +  Annualized
   #  Commencement of operations
   @  Inception date of class
 (1) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                            EXPENSES
                                                          --------------------------------------------
                                                          1/01      1/02      1/03      1/04      1/05
                                                          --------------------------------------------
     Small & Mid Cap Value Class 2......................   --%       --%      4.54%+    1.52%     1.30%
     Small & Mid Cap Value Class 3......................   --        --       5.62+     1.56      1.40

                                                                   NET INVESTMENT INCOME (LOSS)
                                                          -----------------------------------------------
                                                          1/01      1/02      1/03       1/04       1/05
                                                          -----------------------------------------------
     Small & Mid Cap Value Class 2......................   --%       --%      (2.35)%+    0.06%      0.40%
     Small & Mid Cap Value Class 3......................   --        --       (3.47)+    (0.02)      0.34

 (2) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
      (loss) to average net assets would have been higher by the following:

                                                                ---------------------
                                                                1/03    1/04    1/05
                                                                ---------------------
       Technology Class 1.....................................  0.02%   0.08%   0.13%
       Technology Class 2.....................................  0.03    0.08    0.15
       Technology Class 3.....................................  0.04    0.08    0.16
       Small & Mid-Cap Value Class 2..........................   --      --     0.04
       Small & Mid-Cap Value Class 3..........................   --      --     0.04

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                         SunAmerica Series Trust

--------------------------------------------------------------------------------------------------------------------------------
               NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF     TOTAL
  ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
--------------------------------------------------------------------------------------------------------------------------------
                                       International Growth and Income Portfolio Class 1
01/31/01     $12.28     $ 0.12        $ 0.36         $ 0.48        $(0.12)        $(0.13)        $(0.25)      $12.51       3.95%
01/31/02      12.51       0.09         (3.05)         (2.96)        (0.03)         (0.45)         (0.48)        9.07     (23.67)
01/31/03       9.07       0.09         (1.96)         (1.87)        (0.05)            --          (0.05)        7.15     (20.66)
01/31/04       7.15       0.12          3.06           3.18         (0.12)            --          (0.12)       10.21      44.71
01/31/05      10.21       0.09          1.57           1.66         (0.14)            --          (0.14)       11.73      16.37
                                       International Growth and Income Portfolio Class 2
07/09/01@-
01/31/02      10.48      (0.02)        (0.88)         (0.90)        (0.03)         (0.45)         (0.48)        9.10      (8.63)
01/31/03       9.10       0.03         (1.92)         (1.89)        (0.04)            --          (0.04)        7.17     (20.78)
01/31/04       7.17       0.11          3.07           3.18         (0.11)            --          (0.11)       10.24      44.53
01/31/05      10.24       0.07          1.56           1.63         (0.12)            --          (0.12)       11.75      16.08
                                       International Growth and Income Portfolio Class 3
09/30/02@-
01/31/03       7.26      (0.03)        (0.06)         (0.09)           --             --             --         7.17      (1.24)
01/31/04       7.17       0.06          3.11           3.17         (0.11)            --          (0.11)       10.23      44.35
01/31/05      10.23       0.03          1.59           1.62         (0.11)            --          (0.11)       11.74      16.00
                                               Global Equities Portfolio Class 1
01/31/01      21.09      (0.03)        (1.91)         (1.94)        (0.03)         (1.59)         (1.62)       17.53      (9.29)
01/31/02      17.53       0.02         (4.90)         (4.88)        (0.01)         (2.15)         (2.16)       10.49     (27.72)
01/31/03      10.49       0.02         (2.64)         (2.62)           --             --             --         7.87     (24.98)
01/31/04       7.87       0.02          2.68           2.70         (0.02)            --          (0.02)       10.55      34.39
01/31/05      10.55       0.03          0.64           0.67         (0.03)            --          (0.03)       11.19       6.41
                                               Global Equities Portfolio Class 2
07/09/01@-
01/31/02      13.81      (0.02)        (1.15)         (1.17)        (0.01)         (2.15)         (2.16)       10.48      (8.38)
01/31/03      10.48         --         (2.63)         (2.63)           --             --             --         7.85     (25.10)
01/31/04       7.85       0.01          2.66           2.67         (0.01)            --          (0.01)       10.51      34.04
01/31/05      10.51       0.02          0.64           0.66         (0.02)            --          (0.02)       11.15       6.30
                                               Global Equities Portfolio Class 3
09/30/02@-
01/31/03       7.76      (0.01)         0.09           0.08            --             --             --         7.84       1.03
01/31/04       7.84      (0.01)         2.68           2.67         (0.01)            --          (0.01)       10.50      34.05
01/31/05      10.50      (0.01)         0.65           0.64         (0.01)            --          (0.01)       11.13       6.12

----------  -----------------------------------------------------
              NET                      RATIO OF NET
             ASSETS     RATIO OF        INVESTMENT
             END OF    EXPENSES TO   INCOME (LOSS) TO
  PERIOD     PERIOD      AVERAGE         AVERAGE        PORTFOLIO
  ENDED      (000S)    NET ASSETS       NET ASSETS      TURNOVER
----------  -----------------------------------------------------
              International Growth and Income Portfolio Class 1
01/31/01    $342,114      1.18%            0.95%            80%
01/31/02     289,084      1.20             0.84            148
01/31/03     177,883      1.22             1.08            264
01/31/04     232,740      1.25(1)          1.41(1)         108
01/31/05     262,167      1.24(1)          0.79(1)          67
              International Growth and Income Portfolio Class 2
07/09/01@-
01/31/02       4,964      1.37+           (0.45)+          148
01/31/03      15,437      1.40             0.44            264
01/31/04      27,823      1.40(1)          1.18(1)         108
01/31/05      34,961      1.39(1)          0.61(1)          67
              International Growth and Income Portfolio Class 3
09/30/02@-
01/31/03       1,647      1.83+           (1.18)+          264
01/31/04      14,408      1.50(1)          0.65(1)         108
01/31/05      37,465      1.48(1)          0.31(1)          67
                      Global Equities Portfolio Class 1
01/31/01     650,067      0.84            (0.15)            93
01/31/02     409,626      0.87             0.14             75
01/31/03     221,301      0.93(1)          0.19(1)          71
01/31/04     248,468      0.95(1)          0.23(1)          83
01/31/05     206,639      0.98(1)          0.29(1)          67
                      Global Equities Portfolio Class 2
07/09/01@-
01/31/02       3,562      1.05+           (0.33)+           75
01/31/03       9,083      1.08(1)          0.00(1)          71
01/31/04      13,903      1.10(1)          0.06(1)          83
01/31/05      11,951      1.13(1)          0.14(1)          67
                      Global Equities Portfolio Class 3
09/30/02@-
01/31/03         265      1.16+(1)        (0.30)+(1)        71
01/31/04       3,387      1.20(1)         (0.14)(1)         83
01/31/05       7,515      1.23(1)         (0.05)(1)         67

---------------

   *  Calculated based upon average shares outstanding.
  ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
      If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
   +  Annualized
   @  Inception date of class
 (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
      (loss) to average net assets would have been higher by the following:

                                                                ---------------------
                                                                1/03    1/04    1/05
                                                                ---------------------
     International Growth and Income Class 1..................   --%    0.05%   0.02%
     International Growth and Income Class 2..................   --     0.05    0.02
     International Growth and Income Class 3..................   --     0.05    0.02
     Global Equities Class 1..................................  0.00    0.03    0.03
     Global Equities Class 2..................................  0.01    0.03    0.03
     Global Equities Class 3..................................  0.02    0.03    0.02

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SunAmerica Series Trust

--------------------------------------------------------------------------------------------------------------------------------
               NET        NET                         TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-     NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE       MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING    INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF    TOTAL
  ENDED     OF PERIOD   (LOSS)*     INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
--------------------------------------------------------------------------------------------------------------------------------
                                      International Diversified Equities Portfolio Class 1
01/31/01     $14.82      $ 0.11        $(1.91)        $(1.80)       $(0.12)        $(2.14)        $(2.26)      $10.76    (12.71)%
01/31/02      10.76        0.07         (2.94)         (2.87)           --          (0.65)         (0.65)        7.24    (27.07)
01/31/03       7.24        0.07         (2.13)            --            --             --             --         5.18    (28.45)
01/31/04       5.18        0.07          1.96           2.03         (0.28)            --          (0.28)        6.93     39.76
01/31/05       6.93        0.06          0.83           0.89         (0.15)            --          (0.15)        7.67     13.10
                                      International Diversified Equities Portfolio Class 2
07/09/01@-
01/31/02       8.97       (0.02)        (1.08)         (1.10)           --          (0.65)         (0.65)        7.22    (12.87)
01/31/03       7.22        0.03         (2.09)         (2.06)           --             --             --         5.16    (28.43)
01/31/04       5.16        0.04          1.97           2.01         (0.27)            --          (0.27)        6.90     39.52
01/31/05       6.90        0.04          0.83           0.87         (0.14)            --          (0.14)        7.63     12.86
                                      International Diversified Equities Portfolio Class 3
09/30/02@-
01/31/03       5.49          --         (0.33)         (0.33)           --             --             --         5.16     (6.01)
01/31/04       5.16        0.01          1.99           2.00         (0.27)            --          (0.27)        6.89     39.29
01/31/05       6.89        0.03          0.84           0.87         (0.14)            --          (0.14)        7.62     12.79
                                               Emerging Markets Portfolio Class 1
01/31/01      11.00       (0.02)        (2.95)         (2.97)        (0.06)         (0.16)         (0.22)        7.81    (26.87)
01/31/02       7.81        0.03         (0.95)         (0.92)        (0.02)         (0.08)         (0.10)        6.79    (11.49)
01/31/03       6.79        0.02         (0.74)         (0.72)        (0.02)(1)         --          (0.02)        6.05    (10.63)
01/31/04       6.05        0.10          3.59           3.69            --             --             --         9.74     60.99
01/31/05       9.74        0.09          1.83           1.92         (0.11)            --          (0.11)       11.55     19.92
                                               Emerging Markets Portfolio Class 2
07/09/01@-
01/31/02       6.62       (0.02)         0.29           0.27         (0.02)         (0.08)         (0.10)        6.79      4.38
01/31/03       6.79          --         (0.73)         (0.73)        (0.01)(1)         --          (0.01)        6.05    (10.71)
01/31/04       6.05        0.09          3.57           3.66            --             --             --         9.71     60.50
01/31/05       9.71        0.07          1.84           1.91         (0.10)            --          (0.10)       11.52     19.84
                                               Emerging Markets Portfolio Class 3
09/30/02@-
01/31/03       5.70       (0.02)         0.37           0.35            --             --             --         6.05      6.14
01/31/04       6.05        0.05          3.61           3.66            --             --             --         9.71     60.50
01/31/05       9.71        0.06          1.83           1.89         (0.09)            --          (0.09)       11.51     19.63

----------  -----------------------------------------------------
              NET                      RATIO OF NET
             ASSETS     RATIO OF        INVESTMENT
             END OF    EXPENSES TO   INCOME (LOSS) TO
  PERIOD     PERIOD      AVERAGE         AVERAGE        PORTFOLIO
  ENDED     (000'S)    NET ASSETS       NET ASSETS      TURNOVER
----------  -----------------------------------------------------
            International Diversified Equities Portfolio Class 1
01/31/01    $442,009     1.21%             0.89%            72%
01/31/02     309,703      1.23             0.84             29
01/31/03     156,911      1.22             0.97             48
01/31/04     196,843      1.23             1.13             49
01/31/05     183,649      1.25(2)          0.86( 2)         25
            International Diversified Equities Portfolio Class 2
07/09/01@-
01/31/02       5,381      1.42+           (0.58)+           29
01/31/03       8,619      1.33             0.53             48
01/31/04      29,467      1.38             0.72             49
01/31/05      47,549      1.40(2)          0.62( 2)         25
            International Diversified Equities Portfolio Class 3
09/30/02@-
01/31/03       2,480      1.33+           (0.29)+           48
01/31/04      39,947      1.48             0.11             49
01/31/05     106,732      1.50(2)          0.41( 2)         25
                     Emerging Markets Portfolio Class 1
01/31/01      96,507      1.57            (0.22)           125
01/31/02      82,624      1.53             0.51            113
01/31/03      63,377      1.53             0.43            118
01/31/04     104,999      1.66(2)          1.27(2)         112
01/31/05     110,010      1.60(2)          0.89(2)          76
                     Emerging Markets Portfolio Class 2
07/09/01@-
01/31/02         717      1.70+           (0.56)+          113
01/31/03       3,164      1.74             0.05            118
01/31/04       8,278      1.80(2)          1.03(2)         112
01/31/05      13,989      1.75(2)          0.72(2)          76
                     Emerging Markets Portfolio Class 3
09/30/02@-
01/31/03         276      2.12+           (0.56)+          118
01/31/04       3,533      1.90(2)          0.54(2)         112
01/31/05      12,899      1.85(2)          0.57(2)          76

---------------

   *  Calculated based upon average shares outstanding.
  ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
      If such expenses had been included, the total return would have been lower for each period presented. Total Return does include expense reimbursements and expense deductions.
   +  Annualized
   @  Inception date of class
 (1) Includes a tax return of capital of less than $0.01 per share.
 (2) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
      (loss) to average net assets would have been higher by the following:

                                                               -------------
                                                               1/04     1/05
                                                               -------------
     International Diversified Equities Class 1..............    --%    0.00%
     International Diversified Equities Class 2..............    --     0.00
     International Diversified Equities Class 3..............    --     0.00
     Emerging Markets Class 1................................  0.11     0.03
     Emerging Markets Class 2................................  0.11     0.03
     Emerging Markets Class 3................................  0.11     0.03

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                         SunAmerica Series Trust

---------------------------------------------------------------------------------------------------------------------------------
               NET        NET                         TOTAL        DIVIDENDS      DIVIDENDS                     NET
              ASSET     INVEST-     NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
              VALUE       MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
  PERIOD    BEGINNING    INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF     TOTAL
  ENDED     OF PERIOD   (LOSS)*     INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD   RETURN**
---------------------------------------------------------------------------------------------------------------------------------
                                                 Foreign Value Portfolio Class 2
08/01/02#-
01/31/03     $10.00      $(0.03)       $(0.83)        $(0.86)       $(0.03)(2)     $   --         $(0.03)      $ 9.11     (8.57)%
01/31/04       9.11        0.03          3.91           3.94         (0.01)         (0.10)         (0.11)       12.94     43.31
01/31/05      12.94        0.16          1.75           1.91         (0.14)         (0.27)         (0.41)       14.44     14.77
                                                 Foreign Value Portfolio Class 3
09/30/02@-
01/31/03       9.20       (0.03)        (0.03)         (0.06)        (0.03)(2)         --          (0.03)        9.11     (0.64)
01/31/04       9.11        0.00          3.93           3.93          0.00          (0.10)         (0.10)       12.94     43.18
01/31/05      12.94        0.12          1.79           1.91         (0.13)         (0.27)         (0.40)       14.45     14.74

----------  -----------------------------------------------------
              NET                      RATIO OF NET
             ASSETS     RATIO OF        INVESTMENT
             END OF    EXPENSES TO   INCOME (LOSS) TO
  PERIOD     PERIOD      AVERAGE         AVERAGE        PORTFOLIO
  ENDED     (000'S)    NET ASSETS       NET ASSETS      TURNOVER
----------  -----------------------------------------------------
                       Foreign Value Portfolio Class 2
08/01/02#-
01/31/03    $  5,888      1.95%+(1)       (0.63)%+(1)        1%
01/31/04      34,250      1.76(1)          0.26(1)           7
01/31/05      58,040      1.34(1)(3)       1.22(1)(3)       13
                       Foreign Value Portfolio Class 3
09/30/02@-
01/31/03       4,099      2.05+(1)        (1.04)+(1)         1
01/31/04      63,404      1.76(1)          0.00(1)           7
01/31/05     190,704      1.43(1)(3)       0.95(1)(3)       13

---------------

   *  Calculated based upon average shares outstanding.
  ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
      If such expenses had been included, the total return would have been lower for each period presented. Total Return does include expense reimbursements and expense reductions.
   +  Annualized
   @  Inception date of class
   #  Commencement of operations
 (1) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                                                NET INVESTMENT
                                                                         EXPENSES                INCOME (LOSS)
                                                                   --------------------    -------------------------
                                                                   1/03    1/04    1/05    1/03       1/04     1/05
                                                                   --------------------    -------------------------
     Foreign Value Class 2.......................................  4.72%+  1.54%   1.33%   (3.40)%+   0.48%    1.23%
     Foreign Value Class 3.......................................  6.21+   1.58    1.42    (5.20)+    0.18     0.96

 (2)  Includes a tax return of capital of $0.03 per share.
 (3) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
      (loss) to average net assets would have been higher by the following:

                                               ----
                                               1/05
                                               ----
     Foreign Value Class 2...................  0.01%
     Foreign Value Class 3...................  0.01

SunAmerica Series Trust

--------------------------------------------------------------------------------

                              FOR MORE INFORMATION
--------------------------------------------------------------------------------

The following documents contain more information about the Portfolios and are available free of charge upon request:

        ANNUAL/SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Portfolio's performance for the most recently completed fiscal year.

        STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Portfolios' policies, investment restrictions and business structure. This Prospectus incorporates the SAI by reference.

You may obtain copies of these documents or ask questions about the Portfolios at no charge by calling (800) 445-7862 or by writing the Trust at P.O. Box 54299, Los Angeles, California 90054-0299.

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call 1-202-942-8090 for information on the operation of the Public Reference Room. Reports and other information about the Portfolios are also available on the EDGAR Database on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies of this information may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with any different information.

INVESTMENT COMPANY ACT
-  File No. 811-7238